    As filed with the Securities and Exchange Commission on April 23, 2007

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 31                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 217                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2007, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials.


This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.


You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

DWS Variable Series II
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares
DWS Technology VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

VIP Investment Grade Bond Portfolio -- Service Class 2

VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500(R) Index Fund
Small-Cap Equity Fund
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund
Value Equity Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio 1
JPMorgan Insurance Trust Core Bond Portfolio 1
JPMorgan Insurance Trust Diversified Equity Portfolio 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
JPMorgan Insurance Trust Equity Index Portfolio 1
JPMorgan Insurance Trust Government Bond Portfolio 1
JPMorgan Insurance Trust Intrepid Growth Portfolio 1
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1


Legg Mason Partners Variable Equity Trust:/2/
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I


MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II
Jennison 20/20 Focus Portfolio -- Class II
Natural Resources Portfolio -- Class II


/1 /The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.
/2/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Aggressive Growth Portfolio.

Rydex Variable Trust:
OTC Fund


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares


Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares


XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers:

Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

J.P. Morgan Series Trust II:
Bond Portfolio
International Equity Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Large Cap Core Equity Portfolio

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares


The following Portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust:/1/
Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Strategic Growth Portfolio -- Class II Shares

Not all of these Portfolios may be available in all states or in all markets.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.


In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

Table of Contents
Definitions................................................

Fee Tables.................................................
   Examples................................................

Synopsis...................................................

Condensed Financial Information............................

Financial Statements.......................................

The Company................................................

The Separate Account.......................................
   The Portfolios..........................................
   Subaccounts.............................................
   Voting Rights...........................................
   Asset Allocation Program................................

The Guarantee Account......................................

Charges and Other Deductions...............................
   Transaction Expenses....................................
       Surrender Charge....................................
       Exceptions to the Surrender Charge..................
   Deductions from the Separate Account....................
   Charges for the Living Benefit Rider Options............
   Charges for the Death Benefit Rider Options.............
   Other Charges...........................................

The Contract...............................................
   Purchase of the Contract................................
   Ownership...............................................
   Assignment..............................................
   Purchase Payments.......................................
   Valuation Day and Valuation Period......................
   Allocation of Purchase Payments.........................
   Valuation of Accumulation Units.........................

Transfers..................................................
   Transfers Before the Annuity Commencement Date..........
   Transfers from the Guarantee Account to the Subaccounts.
   Transfers from the Subaccounts to the Guarantee Account.
   Transfers Among the Subaccounts.........................
   Telephone/Internet Transactions.........................
   Confirmation of Transactions............................
   Special Note on Reliability.............................
   Transfers by Third Parties..............................
   Special Note on Frequent Transfers......................
   Dollar Cost Averaging Program...........................
   Portfolio Rebalancing Program...........................
   Guarantee Account Interest Sweep Program................

Surrenders and Partial Withdrawals........................................
   Surrenders and Partial Withdrawals.....................................
   Restrictions on Distributions from Certain Contracts...................
   Systematic Withdrawal Program..........................................
   Guaranteed Minimum Withdrawal Benefit Rider Options....................
       Lifetime Income Plus 2007..........................................
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval).............................................
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................
       Guaranteed Withdrawal Advantage....................................
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................
   Annuity Cross Funding Program..........................................

Death of Owner and/or Annuitant...........................................
   Distribution Provisions Upon Death of Owner or Joint Owner.............
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date....................................................
   Basic Death Benefit....................................................
   Annual Step-Up Death Benefit Rider Option..............................
   5% Rollup Death Benefit Rider Option...................................
   Earnings Protector Death Benefit Rider Option..........................
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option...........................................
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold..............................................................
   How to Claim Proceeds and/or Death Benefit Payments....................
   Distribution Rules.....................................................

Income Payments...........................................................
   Income Payments and the Annuity Commencement Date......................
   Optional Payment Plans.................................................
   Variable Income Payments...............................................
   Transfers After the Annuity Commencement Date..........................
   Guaranteed Income Advantage............................................
   Guaranteed Income Rollover Rider.......................................
   Payment Protection Rider Options.......................................
       Payment Optimizer Plus.............................................
       Principal Protection Advantage.....................................

Tax Matters...............................................................
   Introduction...........................................................
   Taxation of Non-Qualified Contracts....................................
   Section 1035 Exchanges.................................................
   Qualified Retirement Plans.............................................
   Federal Income Tax Withholding.........................................
   State Income Tax Withholding...........................................
   Tax Status of the Company..............................................
   Changes in the Law.....................................................

Requesting Payments.......................................................

Sale of the Contracts.....................................................

Additional Information....................................................
   Owner Questions........................................................
   Return Privilege.......................................................
   State Regulation.......................................................

   Evidence of Death, Age, Gender, Marital Status or Survival.
   Records and Reports........................................
   Other Information..........................................
   Legal Proceedings..........................................

Appendix A -- Examples of the Available Death Benefits........ A-1

Appendix B -- Condensed Financial Information................. B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, each one year period following the Benefit Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.


GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.


Gross Withdrawal -- For Lifetime Income Plus or Lifetime Income Plus 2007, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage and the Guaranteed Income Rollover Rider, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage and the Guaranteed Income Rollover Rider. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed Years Surrender Charge as
 payments partially withdrawn or surrendered)      Since We Received the     a Percentage of the
                                                   Purchase Payment          Purchase Payment
                                                                             Partially Withdrawn or
                                                                             Surrendered/1,2/
                                                   ------------------------------------------------
                                                               0                       6%
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       5%
                                                               5                       4%
                                                           6 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/3/
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


 If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.


/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                               $30.00/1/
--------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                     1.30%
--------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                         0.15%
--------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------------
                                                                                          Current Charge Maximum Charge/3/
                                                                                          --------------------------------
Guaranteed Withdrawal Advantage/4/                                                            0.50%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus
  Single Annuitant Contract                                                                   0.60%           2.00%
                                                                                          -------------------------------
  Joint Annuitant Contract                                                                    0.75%           2.00%
--------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007
  Single Annuitant Contract                                                                   0.75%           2.00%
                                                                                          -------------------------------
  Joint Annuitant Contract                                                                    0.85%           2.00%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                                   0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Rollover Rider                                                              0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------------
Payment Protection Advantage/5/                                                               0.40%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
  Single Annuitant Contract                                                                   0.50%           1.25%
                                                                                          -------------------------------
  Joint Annuitant Contract                                                                    0.65%           1.25%
--------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/6/
 (as a percentage of your Contract Value at the time the charge is taken)/7/
--------------------------------------------------------------------------------------------------------------------------
                                                                                          Current Charge Maximum Charge//
                                                                                          --------------------------------
Annual Step-Up Death Benefit Rider Option                                                     0.20%           0.20%
--------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option//                                                        0.30%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                 0.30%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option     0.70%           0.70%
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Current        Maximum//
                                                                                          --------------------------------
Maximum Total Separate Account Annual Expenses/8/                                             2.80%           3.65%
--------------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/6/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus and Lifetime Income Plus 2007 at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus and Lifetime Income Plus 2007.

 You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

/7/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/8/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Payment Optimizer Plus. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and either Lifetime Income Plus or Lifetime Income Plus 2007 as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                               $30.00/1/
--------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                    1.30%
--------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                        0.15%
--------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Option/2/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------------
                                                                                          Current Charge Maximum Charge/3/
                                                                                          --------------------------------
Guaranteed Withdrawal Advantage                                                               0.50%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus                                                                          0.60%           2.00%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                                   0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Rollover Rider                                                              0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage                                                                0.40%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/4/
 (as a percentage of your Contract Value at the time the charge is taken)/5/
--------------------------------------------------------------------------------------------------------------------------
                                                                                          Current Charge  Maximum Charge
                                                                                          --------------------------------
Annual Step-Up Death Benefit Rider Option                                                     0.20%           0.20%
--------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                                          0.30%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                 0.30%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option     0.70%           0.70%
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Current         Maximum
                                                                                          --------------------------------
Maximum Total Separate Account Annual Expenses/6/                                             2.65%           3.65%
--------------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage, Guaranteed Income Advantage or the Guaranteed Income Rollover Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                                  $30.00/1/
-----------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                       1.30%
-----------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                           0.15%
-----------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             Current Charge Maximum Charge/3/
                                                                                             --------------------------------
Guaranteed Withdrawal Advantage                                                                  0.50%           1.00%
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                                      0.40%           0.50%
-----------------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage                                                                   0.40%           1.00%
-----------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/4/
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             Current Charge  Maximum Charge
                                                                                             --------------------------------
Annual Step-Up Death Benefit Rider Option                                                        0.20%           0.20%
-----------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5/                                                          0.30%           0.30%
-----------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                    0.30%           0.30%
-----------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option/5/     0.70%           0.70%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                Current         Maximum
                                                                                             --------------------------------
Maximum Total Separate Account Annual Expenses/6/                                                2.65%           3.15%
-----------------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   2.48%
------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples


For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected either Lifetime Income Plus or Lifetime Income Plus 2007;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,179      $2,430      $3,556       $5,997


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $639       $1,890      $3,106       $5,997


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a maximum charge of 2.00% for either Lifetime Income Plus or Lifetime Income Plus 2007 (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional rider is not elected, the expense figures shown above would be lower.


For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,179      $2,430      $3,556       $5,997


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $639       $1,890      $3,106       $5,997

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.


For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,132      $2,304      $3,363       $5,696


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $592       $1,764      $2,913       $5,696


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or the Guaranteed Income Rollover Rider or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage or the Guaranteed Income Rollover Rider. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," the "Income Payments -- Guaranteed Income Rollover Rider," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Advantage," "Tax Treatment of Guaranteed Income Rollover Rider" and "Tax Treatment of Principal Protection Advantage" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.



What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.


What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.


The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage, the Guaranteed Income Rollover Rider, or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.



May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," "Income Payments -- Guaranteed Income Rollover Rider," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage or the Guaranteed Income Rollover Rider and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Guaranteed Income Rollover Rider" provisions of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals --
 Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).


If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.


The "Living Benefit Rider Options." We currently offer five "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Two other living benefit riders, Guaranteed Withdrawal Advantage and Principal Protection Advantage, are no longer offered for sale.


Three Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007. Lifetime Income Plus and Lifetime Income Plus 2007 provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage, however, is not available for contracts issued on or after May 1, 2007. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.


We also offer Guaranteed Income Advantage and the Guaranteed Income Rollover Rider, which provide a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Please see the "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Guaranteed Income Rollover Rider" provisions of this prospectus for more information about the rider and its features.


Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage, however, is not available for contracts issued on or after May 1, 2007. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.


The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit available under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.


When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected Guaranteed Income Advantage or the Guaranteed Income Rollover Rider, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," the "Income
Payments -- Guaranteed Income Rollover Rider," and the "Income
Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


Please see Appendix B of this prospectus for tables of Accumulation Unit values.


FINANCIAL STATEMENTS


The consolidated "historical" and "as-if-pooled" financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. In addition, you currently may change your future purchase payment allocation without penalty or charges. However, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.


Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may invest in the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage or the Guaranteed Income Rollover Rider, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Guaranteed Income Rollover Rider" provisions of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.




                        Subaccount Investing In                   Investment Objective
                        ------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide long-term growth of
INSURANCE FUNDS         Series II shares                 capital.
                        ------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide growth of capital.
                        Fund -- Series I shares
                        ------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide growth of capital.
                        Series I shares
                        ------------------------------------------------------------------------
                        AIM V.I. Global Real Estate Fund Seeks to achieve high total return.
                        -- Series II shares
                        ------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide long-term growth of
                        Fund -- Series II shares         capital.
                        ------------------------------------------------------------------------
                        AIM V.I. Large Cap Growth Fund   Seeks to provide long-term growth of
                        -- Series I shares               capital
                        ------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Global         Long-term growth of capital.
VARIABLE PRODUCTS       Technology Portfolio -- Class B
SERIES FUND, INC.       ------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of capital.
                        Income Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of capital.
                        Value Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --       Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Class I                          secondary objective.
INC.                    ------------------------------------------------------------------------
                        VP International Fund -- Class I Seeks capital growth.

                        ------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I      Seeks long-term capital growth.

                        ------------------------------------------------------------------------
                        VP Value Fund -- Class I         Seeks long-term capital growth.
                                                         Income is a secondary objective.
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                         strategy that seeks to protect against
INC.                                                     U.S. inflation.
                        ------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
--------------------------------------------------------------------------
Seeks to provide growth of capital.    A I M Advisors, Inc.

--------------------------------------------------------------------------
Seeks to provide growth of capital.    A I M Advisors, Inc.

--------------------------------------------------------------------------
Seeks to achieve high total return.    A I M Advisors, Inc. (subadvised by
       INVESCO Institutional (N.A.), Inc.)
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital
--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Seeks capital growth. Income is a      American Century Investment
secondary objective.                   Management, Inc.
--------------------------------------------------------------------------
Seeks capital growth.                  American Century Global
                                       Investment Management, Inc.
--------------------------------------------------------------------------
Seeks long-term capital growth.        American Century Investment
                                       Management, Inc.
--------------------------------------------------------------------------
Seeks long-term capital growth.        American Century Investment
Income is a secondary objective.       Management, Inc.
--------------------------------------------------------------------------
Pursues long-term total return using a American Century Investment strategy that seeks to protect against Management, Inc.
U.S. inflation.
--------------------------------------------------------------------------


                     Subaccount Investing In                     Investment Objective
                     ----------------------------------------------------------------------------
BLACKROCK VARIABLE   BlackRock Basic Value V.I. Fund   Seeks capital appreciation, and
SERIES FUNDS, INC.   -- Class III Shares               secondarily, income.

                     ----------------------------------------------------------------------------
                     BlackRock Global Allocation V.I.  Seeks high total investment return.
                     Fund -- Class III Shares



                     ----------------------------------------------------------------------------
                     BlackRock Large Cap Growth V.I.   Seeks long-term capital growth.
                     Fund -- Class III Shares

                     ----------------------------------------------------------------------------
                     BlackRock Value Opportunities     Seeks long-term growth of capital.
                     V.I. Fund -- Class III Shares

                     ----------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE   Variable Series -- Class A        capital.
TRUST I
                     ----------------------------------------------------------------------------
                     Columbia Marsico International    The fund seeks long-term growth of
                     Opportunities Fund, Variable      capital.
                     Series -- Class B
                     ----------------------------------------------------------------------------
DREYFUS              Dreyfus Investment Portfolios     Seeks investment returns that are
                     MidCap Stock Portfolio -- Initial greater than the total return
                     Shares                            performance of publicly traded
                                                       common stocks of medium-size
                                                       domestic companies in the aggregate
                                                       as represented by the Standard &
                                                       Poor's 400 MidCap Index.
                     ----------------------------------------------------------------------------
                     Dreyfus Variable Investment Fund  Seeks as high a level of current income
                     -- Money Market Portfolio         as is consistent with the preservation of
                                                       capital./1/
                     ----------------------------------------------------------------------------
                     The Dreyfus Socially Responsible  Seeks capital growth, with current
                     Growth Fund, Inc. -- Initial      income as a secondary objective.
                     Shares
                     ----------------------------------------------------------------------------
DWS VARIABLE         DWS Dreman High Return Equity     The portfolio seeks to achieve a high
SERIES II            VIP -- Class B Shares             rate of total return.

                     ----------------------------------------------------------------------------
                     DWS Dreman Small Mid Cap          The portfolio seeks long-term capital
                     Value VIP -- Class B Shares       appreciation.

                     ----------------------------------------------------------------------------
                     DWS Technology VIP -- Class B     The portfolio seeks growth of capital.
                     Shares
                     ----------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                  income.
                     ----------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by
                     Fund                              investing in a worldwide and
                                                       diversified portfolio of health sciences
                                                       companies.
                     ----------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST        Class 2
                     ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                      Investment Management, LLC)
----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock Asset Management U.K.
                                          Limited)
----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                      Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
         Management, LLC)
----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

----------------------------------------------------------------------------
The portfolio seeks to achieve a high     Deutsche Asset Management
rate of total return.                     (subadvised by Dreman Value
                                          Management L.L.C.)
----------------------------------------------------------------------------
The portfolio seeks long-term capital     Deutsche Asset Management
appreciation.                             (subadvised by Dreman Value
                                          Management L.L.C.)
----------------------------------------------------------------------------
The portfolio seeks growth of capital.    Deutsche Asset Management

----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
----------------------------------------------------------------------------


                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


                     Subaccount Investing In                     Investment Objective
                     ----------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current income by
SERIES               Fund II -- Service Class          investing in lower-rated corporate debt
                                                       obligations, commonly referred to as
                                                       "junk bonds."
                     ----------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.
                     Service Shares


                     ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and capital growth
INSURANCE PRODUCTS   Class 2                           consistent with reasonable risk.
FUND










                     ----------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
                     Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation  Seeks capital appreciation.
                     Portfolio -- Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                     Service Class 2                   will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                     ----------------------------------------------------------------------------
                     VIP Growth Portfolio --           Seeks to achieve capital appreciation.
                     Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Growth & Income Portfolio     Seeks high total return through a
                     -- Service Class 2                combination of current income and
                                                       capital appreciation.
                     ----------------------------------------------------------------------------
                     VIP Investment Grade Bond         Seeks as high a level of current income
                     Portfolio -- Service Class 2      as is consistent with the preservation of
                                                       capital.
                     ----------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --          Seeks long-term growth of capital.
                     Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Value Strategies Portfolio -- Seeks capital appreciation.
                     Service Class 2

                     ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
         Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                      Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIAA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIAA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income   FMR (subadvised by FRAC, FIIA
as is consistent with the preservation of and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                    as applicable)
                   ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while           Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income by
                                                     investing in corporate, foreign and
                                                     U.S. Treasury bonds as well as stocks
                                                     with dividend yields the manager
                                                     believes are attractive.
                   ------------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation. The fund     Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                     capitalization companies and normally
                                                     invests predominantly in equity
                                                     securities.
                   ------------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
                   Class 2 Shares                    income as a secondary goal. The fund
                                                     normally invests primarily in equity
                                                     securities of companies the manager
                                                     believes are undervalued. The fund
                                                     also invests, to a lesser extent in risk
                                                     arbitrage securities and distressed
                                                     companies.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The      Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            fund normally invests at least 80% of    (subadvised by Franklin Templeton
                                                     its net assets in investments of issuers Investment Management Limited)
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return. The fund        Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            normally invests in equity securities of (subadvised by Franklin Templeton
                                                     companies of any country, debt           Investment Management Limited)
                                                     securities of companies and
                                                     governments of any country, and in
                                                     money market securities. The fund
                                                     normally invests substantially to
                                                     primarily in equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The      Templeton Global Advisors Limited
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income consistent          GE Asset Management Incorporated
FUNDS, INC.                                          with prudent investment management
                                                     and the preservation of capital.
                   ------------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund               Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                     future income.
                   ------------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and the maintenance of
                                                     liquidity.
                   ------------------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                   Subaccount Investing In                      Investment Objective
                   -----------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital and
                                                     future income rather than current
                                                     income.
                   -----------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return through
                                                     current income and capital
                                                     appreciation.
                   -----------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/          Seeks growth of capital and
                                                     accumulation of income that
                                                     corresponds to the investment return of
                                                     S&P's 500 Composite Stock Index.
                   -----------------------------------------------------------------------------
                   Small-Cap Equity Fund             Seeks long-term growth of capital.


                   -----------------------------------------------------------------------------
                   Total Return Fund/3/              Seeks the highest total return
                                                     composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   -----------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth of capital.
                   -----------------------------------------------------------------------------
                   Value Equity Fund                 Seeks long-term growth of capital and
                                                     future income.
                   -----------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,
                   Shares                            consistent with preservation of capital
                                                     and balanced by current income.
                   -----------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio/4/ that seeks long-term growth of capital.
                   -----------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while
TRUST              Balanced Portfolio 1              preserving capital.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core     Seeks to maximize total return by
                   Bond Portfolio 1                  investing primarily in a diversified
                                                     portfolio of intermediate- and long-
                                                     term debt securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide high total return from
                   Diversified Equity Portfolio 1    a portfolio of selected equity securities.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks growth of capital and,
                   Diversified Mid Cap Portfolio 1   secondarily, current income by
                                                     investing primarily in equity securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity   Seeks investment results that
                   Index Portfolio 1                 correspond to the aggregate price and
                                                     dividend performance of securities in
                                                     the Standard & Poor's 500 Composite
                                                     Stock Price Index (S&P 500 Index).
                   -----------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
A non-diversified portfolio/4/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
Seeks to provide total return while        JPMorgan Investment Advisors Inc,
preserving capital.                        an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase.
term debt securities.
-------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Advisors Inc,
a portfolio of selected equity securities. an indirect, wholly-owned subsidiary of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks growth of capital and,               JPMorgan Investment Advisors Inc,
secondarily, current income by             an indirect, wholly-owned subsidiary
investing primarily in equity securities.  of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------


                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /4/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                     Subaccount Investing In                      Investment Objective
                     ----------------------------------------------------------------------------
                     JPMorgan Insurance Trust           Seeks a high level of current income
                     Government Bond Portfolio 1        with liquidity and safety of principal.

                     ----------------------------------------------------------------------------
                     JPMorgan Insurance Trust           Seeks long-term capital growth by
                     Intrepid Mid Cap Portfolio 1       investing primarily in equity securities
                                                        of companies with intermediate
                                                        capitalizations.
                     ----------------------------------------------------------------------------
                     JPMorgan Insurance Trust           Seeks to provide long-term capital
                     Intrepid Growth Portfolio 1        growth.

                     ----------------------------------------------------------------------------
LEGG MASON PARTNERS  Legg Mason Partners Variable       Seeks capital appreciation.
VARIABLE EQUITY      Aggressive Growth Portfolio --
TRUST/1/             Class II
                     ----------------------------------------------------------------------------
                     Legg Mason Partners Variable       Seeks capital appreciation through
                     Fundamental Value Portfolio --     investments.
                     Class I
                     ----------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST      Series -- Service Class Shares     seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                     ----------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   The fund's investment objective is to
                     Service Class Shares               seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                     ----------------------------------------------------------------------------
                     MFS(R) Strategic Income Series --  The fund's investment objective is to
                     Service Class Shares               seek total return with an emphasis on
                                                        high current income, but also
                                                        considering capital appreciation. The
                                                        fund's objective may be changed
                                                        without shareholder approval.
                     ----------------------------------------------------------------------------
                     MFS(R) Total Return Series --      The fund's investment objective is to
                     Service Class Shares               seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                     ----------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service The fund's investment objective is to
                     Class Shares                       seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                     ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/VA       Seeks a high total investment return,
ACCOUNT FUNDS        -- Service Shares                  which includes current income and
                                                        capital appreciation in the value of its
                                                        shares.
                     ----------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital appreciation by investing
                     Appreciation Fund/VA -- Service    in securities of well-known established
                     Shares                             companies.
                     ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks a high level of current income     JPMorgan Investment Advisors Inc,
with liquidity and safety of principal.  an indirect, wholly-owned subsidiary of JPMorgan Chase.
-----------------------------------------------------------------------------
Seeks long-term capital growth by        JPMorgan Investment Advisors Inc,
investing primarily in equity securities an indirect, wholly-owned subsidiary
of companies with intermediate           of JPMorgan Chase.
capitalizations.
-----------------------------------------------------------------------------
Seeks to provide long-term capital       JPMorgan Investment Advisors Inc,
growth.                                  an indirect, wholly-owned subsidiary
                                         of JPMorgan Chase.
-----------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
 Advisors, LLC)
-----------------------------------------------------------------------------
Seeks capital appreciation through       Legg Mason Partners Fund Advisor,
investments.                             LLC (subadvised by ClearBridge
       Advisors, LLC)
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation. The fund's    Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation. The fund's    Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return with an emphasis on    Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial
seek total return. The fund's objective  Services Company
may be changed without shareholder
approval.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return. The fund's objective  Company
may be changed without shareholder
approval.
-----------------------------------------------------------------------------
Seeks a high total investment return,    OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in securities of well-known established
companies.
-----------------------------------------------------------------------------



                    /1/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.


                      Subaccount Investing In                     Investment Objective
                      ----------------------------------------------------------------------------
                      Oppenheimer Global Securities     Seeks long-term capital appreciation
                      Fund/VA -- Service Shares         by investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/     Seeks high total return (which includes
                      VA -- Service Shares              growth in the value of its shares as
                                                        well as current income) from equity
                                                        and debt securities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ----------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA        Seeks capital appreciation by investing
                      -- Service Shares                 in "growth type" companies.
                      ----------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                      with preservation of real capital and
                                                        prudent investment management.
                      ----------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      ----------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      ----------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ----------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND

                      ----------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II

                      ----------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II

                      ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return (which includes   OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
----------------------------------------------------------------------------
Seeks capital appreciation.               OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in "growth type" companies.
----------------------------------------------------------------------------
Seeks maximum real return consistent      Pacific Investment Management
with preservation of real capital and     Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
                     (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
         (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
         (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                  as applicable)
                     ---------------------------------------------------------------------------------------------------
RYDEX VARIABLE       OTC Fund/1/                    Seeks to provide investment results     Rydex Investments
TRUST                                               that correspond to a benchmark for
                                                    over-the-counter securities. The fund's
                                                    current benchmark is the NASDAQ
                                                    100 Index(TM).
                     ---------------------------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income Portfolio -- Seeks both capital appreciation and     Morgan Stanley Investment
INSTITUTIONAL FUNDS, Class II Shares                current income.                         Management Inc.
INC.
                     ---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio -- Class II Seeks capital growth and income         Van Kampen Asset Management
INVESTMENT TRUST     Shares                         through investments in equity
                                                    securities, including common stocks,
                                                    preferred stocks and securities
                                                    convertible into common and preferred
                                                    stocks.
                     ---------------------------------------------------------------------------------------------------
XTF ADVISORS TRUST   ETF 60 Portfolio -- Class II   Seeks appreciation and preservation of  XTF Advisors, L.P.
                     Shares                         capital with current income.
                     ---------------------------------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


The following Portfolios are not available to contracts issued on or after May 1, 2006:


                                                                                                 Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                 Investment Objective                     as applicable)
                       ----------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high total return with  Fidelity Management & Research
INSURANCE PRODUCTS     Portfolios --                  reduced risk over the long term by      Company (FMR) (subadvised by
FUND                   Service Class 2                allocating its assets among stocks,     Fidelity Investments Money
                                                      bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                                                                              Co., Inc. (FMRC), Fidelity Research
                                                                                              & Analysis Company (FRAC),
                                                                                              Fidelity Management & Research
                                                                                              (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                              International Investment Advisors
                                                                                              (FIAA), Fidelity International
                                                                                              Investment Advisors (U.K.) Limited
                                                                                              (FIAA(U.K.)L), and Fidelity
                                                                                              Investments Japan Limited (FIJ))
                       ----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
INSURANCE TRUST        Fund                                                                   L.P.
                       ----------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES     Bond Portfolio                 Seeks high total return consistent with J.P. Morgan Investment
TRUST II                                              moderate risk of capital and            Management, Inc., a subsidiary of
                                                      maintenance of liquidity.               J.P. Morgan Chase & Co.
                       ----------------------------------------------------------------------------------------------------------
                       International Equity Portfolio Seeks to provide high total return from J.P. Morgan Investment
                                                      a portfolio of equity securities of     Management, Inc., a subsidiary of
                                                      foreign companies.                      J.P. Morgan Chase & Co.
                       ----------------------------------------------------------------------------------------------------------
                       Mid Cap Value Portfolio        Seeks growth from capital               J.P. Morgan Investment
                                                      appreciation.                           Management, Inc., a subsidiary of
                                                                                              J.P. Morgan Chase & Co.
                       ----------------------------------------------------------------------------------------------------------
                       Small Company Portfolio        Seeks to provide high total return from J.P. Morgan Investment
                                                      a portfolio of small company stocks.    Management, Inc., a subsidiary of
                                                                                              J.P. Morgan Chase & Co.
                       ----------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                Subaccount Investing In                   Investment Objective                     as applicable)
                -----------------------------------------------------------------------------------------------------------
                U.S. Large Cap Core Equity     Seeks to provide high total return from    J.P. Morgan Investment
                Portfolio                      a portfolio of selected equity securities. Management, Inc., a subsidiary of
                                                                                          J.P. Morgan Chase & Co.
                -----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE MFS(R) New Discovery Series -- The fund's investment objective is to      Massachusetts Financial Services
INSURANCE TRUST Service Class Shares           seek capital appreciation. The fund's      Company
                                               objective may be changed without
                                               shareholder approval.
                -----------------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:



                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective                    as applicable)
                    ---------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable    Seeks total return and a combination of Legg Mason Partners Fund Advisor,
VARIABLE EQUITY     Capital and Income Portfolio -- income and long-term capital            LLC (subadvised by ClearBridge
TRUST/1/            Class II                        appreciation.                           Advisors, LLC and Western Asset
                                                                                            Management Company)
                    ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio --   Seeks capital appreciation.             Van Kampen Asset Management
INVESTMENT TRUST    Class II Shares
                    ---------------------------------------------------------------------------------------------------------



                    /1/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.


Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II

       Natural Resources Portfolio -- Class II

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, DWS Variable Series II, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.


Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.


If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports


If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.


Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2007. If you purchased your contract prior to May 1, 2007, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of August 17, 2007, or the Valuation Day we receive instructions from you to participate in the updated Model. On that day, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares        2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II                                       1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II            0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares        5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II                                       4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II            1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                                     Portfolios                          Model A Model B Model C Model D Model E
--------------------------------------------------------------------------------------------------------------------------------
Equities
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                 2%      3%      5%      6%      8%
                            ----------------------------------------------------------------------------------------------------
                            Fidelity(R) Variable Insurance Products Fund --
                            VIP Equity-Income Portfolio -- Service Class 2                  1%      3%      4%      6%      7%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Diversified Equity Portfolio 1         1%      3%      4%      5%      6%
                            ----------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Equity Index Portfolio 1               1%      2%      3%      5%      6%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Fidelity(R) Variable Insurance Products Fund --
                            VIP Contrafund Portfolio -- Service Class 2                     1%      3%      5%      7%      8%
                            ----------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Growth Portfolio 1            2%      4%      5%      7%      9%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1    2%      2%      4%      4%      6%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Core              Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Small Cap Fund/VA -- Service Shares     1%      2%      3%      4%      5%
--------------------------------------------------------------------------------------------------------------------------------
International Value         Franklin Templeton Variable Insurance Products Trust --
                            Templeton Foreign Securities Fund -- Class 2 Shares             5%      9%     14%     18%     23%
--------------------------------------------------------------------------------------------------------------------------------
International Growth        American Century Variable Portfolios, Inc. --
                            VP International Fund -- Class I                                4%      8%     12%     16%     20%
--------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate    AIM Variable Insurance Funds --
                            AIM V.I. Global Real Estate Fund -- Series II shares            0%      1%      1%      2%      2%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                       20%     40%     60%     80%    100%
--------------------------------------------------------------------------------------------------------------------------------

Fixed Income
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds            PIMCO Variable Insurance Trust --
                            Low Duration Portfolio -- Administrative Class Shares          44%     33%     22%     11%      0%
--------------------------------------------------------------------------------------------------------------------------------
Government Bonds            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Government Bond Portfolio 1           14%     10%      7%      3%      0%
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Core Bond Portfolio 1                 14%     11%      7%      4%      0%
--------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund      8%      6%      4%      2%      0%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                   80%     60%     40%     20%      0%
--------------------------------------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.


Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.


Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.


We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.


To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS


We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.


All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or the Guaranteed Income Rollover Rider or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," "Income Payments -- Guaranteed Income Rollover Rider," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage


We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for the Guaranteed Income Rollover Rider

We charge you for expenses related to the Guaranteed Income Rollover Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. The Guaranteed Income Rollover Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Guaranteed Income Rollover Rider at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus or Lifetime Income Plus 2007. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus


For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus may not be available in all states or in all markets. We reserve the right to discontinue offering Lifetime Income Plus at any time and for any reason.

Lifetime Income Plus 2007


We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2007 at any time and for any reason.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage


We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.


Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus


We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.


Charges for the Death Benefit Rider Options


Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract


If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.


To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.


Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

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Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;


  .  your Optional Payment Plan;


  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage or the Guaranteed Income Rollover Rider at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elect the Payment Protection Rider, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.


Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage and the Guaranteed Income Rollover Rider will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage or the Guaranteed Income Rollover Rider, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.


Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.


Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.


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Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.


Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments


We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage or the Guaranteed Income Rollover Rider, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.


You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.


Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount

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


value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage or the Guaranteed Income Rollover Rider, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.


We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to The Subaccounts


We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount

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



transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.


Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or


   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.


In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or the Guaranteed Income Rollover Rider; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

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   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.


Transfers by Third Parties


As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

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We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.


As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


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




Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar

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Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program


Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.


Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

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We may limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.


You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.


We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. If Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

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   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.


For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.


Restrictions on Distributions from Certain Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program


The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage or the Guaranteed Income Rollover Rider is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.


After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

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A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.


Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).


There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options


We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus and Lifetime Income Plus 2007. The third Guaranteed Minimum Withdrawal Benefit Rider, Guaranteed Withdrawal Advantage, is no longer available for contracts issued on or after May 1, 2007. The Guaranteed Minimum Withdrawal Benefit Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.


Lifetime Income Plus 2007

Lifetime Income Plus 2007 may not be available in all states and markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application. Lifetime Income Plus 2007 may be elected with the Annual Step-Up Death Benefit Rider but not with any of the other death benefit rider options.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

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Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.


The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.


On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.


Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Rider Death Benefit or Roll-Up Value, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2007, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and
(iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.


You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

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We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restore will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:


   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);


   (b) the Investment Strategy is violated;


   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or


   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please

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carefully consider the impact of automatic resets when you elect Lifetime
Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.


Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:


   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.


Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.


Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;


   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.




                                                                      Roll-Up     Rider
                            Withdrawals                   Withdrawal  Value -     Death
Age - End Contract Value -    Taken -   Contract Value --   Base -    End of    Benefit -
 of Year  Beginning of Year End of Year    End of Year    End of Year  Year    End of Year
------------------------------------------------------------------------------------------
   63         $100,000        $   --         $98,000       $100,000   $105,000  $100,000
   64           98,000            --          96,040        100,000    110,000   100,000
   65           96,040            --          94,119        100,000    115,000   100,000
   66           94,119            --          92,237        100,000    120,000   100,000
   67           92,237            --          90,392        100,000    125,000   100,000
   68           90,392            --          88,584        100,000    130,000   100,000
   69           88,584            --          86,813        100,000    135,000   100,000
   70           86,813         8,400          76,676        100,000    140,000    91,600
   71           76,676         8,400          66,743        100,000    140,000    83,200
   72           66,743         8,400          57,008        100,000    140,000    74,800
   73           57,008         8,400          47,468        100,000    140,000    66,400
   74           47,468         8,400          38,118        100,000    140,000    58,000
   75           38,118         8,400          28,956        100,000    140,000    49,600
   76           28,956         8,400          19,977        100,000    140,000    41,200
   77           19,977         8,400          11,177        100,000    140,000    32,800
   78           11,177         8,400           2,554        100,000    140,000    24,400
   79            2,554         8,400              --        100,000    140,000    16,000
   80               --         8,400              --        100,000    140,000     7,600
   81               --         8,400              --        100,000    140,000        --
   82               --         8,400              --        100,000    140,000        --
   83               --         8,400              --        100,000    140,000        --
   84               --         8,400              --        100,000    140,000        --
   85               --         8,400              --        100,000    140,000        --
   86               --         8,400              --        100,000    140,000        --
   87               --         8,400              --        100,000    140,000        --
   88               --         8,400              --        100,000    140,000        --
   89               --         8,400              --        100,000    140,000        --
   90               --         8,400              --        100,000    140,000        --

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;


   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.



                                                                                  Rider
                            Withdrawals                Withdrawal    Roll-Up      Death
Age - End Contract Value -    Taken -   Contract Value   Base -      Value -    Benefit -
 of Year  Beginning of Year End of Year - End of Year  End of Year End of Year End of Year
------------------------------------------------------------------------------------------
   78         $100,000        $   --       $98,000      $100,000    $105,000    $100,000
   79           98,000            --        96,040       100,000     110,000     100,000
   80           96,040            --        94,119       100,000     115,000     100,000
   81           94,119            --        92,237       100,000     120,000     100,000
   82           92,237         8,750        81,642       100,000     125,000      91,250
   83           81,642         8,750        71,259       100,000     125,000      82,500
   84           71,259         8,750        61,084       100,000     125,000      73,750
   85           61,084         8,750        51,112       100,000     125,000      65,000
   86           51,112         8,750        41,340       100,000     125,000      56,250
   87           41,340         8,750        31,763       100,000     125,000      47,500
   88           31,763         8,750        22,378       100,000     125,000      38,750
   89           22,378         8,750        13,180       100,000     125,000      30,000
   90           13,180         8,750         4,176       100,000     125,000      21,250

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                            Withdrawals                  Withdrawal    Roll-Up   Rider Death
Age - End Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
 of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
--------------------------------------------------------------------------------------------
   66         $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
   67          102,225         5,775         104,628       102,225     105,000     104,628
   68          104,628         5,775         107,223       104,628     105,000     107,223
   69          107,223         5,897         109,904       107,223     105,000     109,904
   70          109,904         6,045         112,651       109,904     105,000     112,651
   71          112,651         6,196         115,468       112,651     105,000     115,468
   72          115,468         6,351         118,354       115,468     105,000     118,354
   73          118,354         6,509         121,313       118,354     105,000     121,313
   74          121,313         6,672         124,346       121,313     105,000     124,346
   75          124,346         6,839         127,455       124,346     105,000     127,455
   76          127,455         7,010         130,641       127,455     105,000     130,641
   77          130,641         7,185         133,907       130,641     105,000     133,907
   78          133,907         7,365         137,255       133,907     105,000     137,255
   79          137,255         7,549         140,686       137,255     105,000     140,686
   80          140,686         7,738         144,203       140,686     105,000     144,203
   81          144,203         7,931         147,808       144,203     105,000     147,808
   82          147,808         8,129         151,504       147,808     105,000     151,504
   83          151,504         8,333         155,291       151,504     105,000     155,291
   84          155,291         8,541         159,174       155,291     105,000     159,174
   85          159,174         8,755         163,153       159,174     105,000     163,153
   86          163,153         8,973         167,232       163,153     105,000     167,232
   87          167,232         9,198         171,412       167,232     105,000     171,412
   88          171,412         9,428         175,698       171,412     105,000     175,698
   89          175,698         9,663         180,090       175,698     105,000     180,090
   90          180,090         9,905         184,592       180,090     105,000     184,592

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus may be elected with the Annual Step-Up Death Benefit Rider but not with any of the other death benefit rider options any of the optional death benefit riders. The rider may not be available in all states and markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.


Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;


   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;


   (c) income payments begin via annuitization;


   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or


   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.


Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

If available, Lifetime Income Plus must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.


Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000          3,329        100,000      20,000
   81         3,329         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;


   (7) the owner resets the Withdrawal Base on every third contract anniversary; and


   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000         $100,000        $95,000
66       103,000          5,150        106,090          100,000         89,850
67       106,090          5,305        109,273          100,000         84,546
68       109,273          5,464        112,551          109,273         79,082
69       112,551          5,628        115,927          109,273         73,454
70       115,927          5,796        119,405          109,273         67,658
71       119,405          5,970        122,987          119,405         61,688
72       122,987          6,149        126,677          119,405         55,538
73       126,677          6,334        130,477          119,405         49,204
74       130,477          6,524        134,392          130,477         42,681
75       134,392          6,720        138,423          130,477         35,961
76       138,423          6,921        142,576          130,477         29,040
77       142,576          7,129        146,853          142,576         21,911
78       146,853          7,343        151,259          142,576         14,568
79       151,259          7,563        155,797          142,576          7,005
80       155,797          7,790        160,471          155,797              0
81       160,471          8,024        165,285          155,797              0
82       165,285          8,264        170,243          155,797              0
83       170,243          8,512        175,351          170,243              0
84       175,351          8,768        180,611          170,243              0
85       180,611          9,031        186,029          170,243              0
86       186,029          9,301        191,610          186,029              0
87       191,610          9,581        197,359          186,029              0
88       197,359          9,868        203,279          186,029              0
89       203,279         10,164        209,378          203,279              0
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.


The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.


Lifetime Income Plus may be elected with the Annual Step-Up Death Benefit Rider but not with any of the other death benefit rider options.

The rider may not be available in all states and markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.


Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.


If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

If available, Lifetime Income Plus must be elected at application. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.


Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,945        100,000      50,000
   75        35,945         5,000         30,197        100,000      45,000
   76        30,197         5,000         24,563        100,000      40,000
   77        24,563         5,000         19,041        100,000      35,000
   78        19,041         5,000         13,631        100,000      30,000
   79        13,631         5,000          8,328        100,000      25,000
   80         8,328         5,000          3,131        100,000      20,000
   81         3,131         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,030       170,243          --
   86       186,030          9,301        191,610       186,030          --
   87       191,610          9,581        197,359       186,030          --
   88       197,359          9,868        203,280       186,030          --
   89       203,280         10,164        209,378       203,280          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.


Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, since your protected amount and remaining amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments;
(ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.


Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the return of purchase payments, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

If available, Guaranteed Withdrawal Advantage must be elected at application. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000        $7,000        $91,000         $100,000    $ 93,000
          91,000         7,000         82,180                       86,000
          82,180         7,000         73,536                       79,000
          73,536         7,000         65,066                       72,000
          65,066         7,000         56,764                       65,000
          56,764         7,000         48,629                       58,000
          48,629         7,000         40,656                       51,000
          40,656         7,000         32,813                       44,000
          32,813         7,000         25,127                       37,000
          25,127         7,000         17,595                       30,000
          17,595         7,000         10,213                       23,000
          10,213         7,000          2,978                       16,000
           2,978         7,000             --                        9,000
             --          7,000             --                        2,000
             --          2,000             --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000             --       $98,000         $100,000    $100,000
          98,000             --        96,040                      100,000
          96,040             --        94,119                      100,000
          94,119             --        92,237                      100,000
          92,237             --        90,392                      100,000
          90,392        $10,000        78,584                       90,000
          78,584         10,000        67,013                       80,000
          67,013         10,000        55,672                       70,000
          55,672         10,000        44,559                       60,000
          44,559         10,000        33,638                       50,000
          33,638         10,000        22,935                       40,000
          22,935         10,000        12,446                       30,000
          12,446         10,000         2,167                       20,000
           2,167         10,000            --                       10,000
             --          10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;


       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

       XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Legg Mason executed a reorganization of its fund operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason

Partners Variable Total Return Portfolio -- Class II merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II. This Portfolio is no longer available as a Designated Subaccount for contracts issued on or after May 1, 2007. In addition, this Portfolio is not available as a Designated Subaccount if you reset your benefit on or after May 1, 2007.

If you purchased your contract prior to May 1, 2007, and the Portfolio was part of your Investment Strategy as a Designated Subaccount, you may still allocate assets to the Portfolio. If, however, you reset your benefit on or after May 1, 2007, the Portfolio will no longer be available as a Designated Subaccount.


Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.


If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.


Death Benefit at Death of Any Annuitant Before Annuity Commencement Date


If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.


The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus or Lifetime Income Plus 2007 at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus or Lifetime Income Plus 2007. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.


Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:


  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

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The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age
80 or younger on the date the contract is issued:


The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:


   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:


The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:


   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

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Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.


Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.


You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.


The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.


Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well

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as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal
Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

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   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) if the designated beneficiary is the spouse of a decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Distribution Rules


When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts and may not apply to contracts held by certain entities. Contracts that are not subject to these rules may be subject to other distribution rules, however. See the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.


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If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice 1 or 2, unless payment choice 3 is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.


When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.


INCOME PAYMENTS

Income Payments and the Annuity Commencement Date


The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.


The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus or Lifetime Income Plus 2007 applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage or the Guaranteed Income Rollover Rider applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.


We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.


Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years,

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we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death.
We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.


The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.


If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.


If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.


The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.


We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.


The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans


The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage, the Guaranteed Income Rollover Rider or one of the Payment Protection Rider Options:


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be

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   made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus or Lifetime Income Plus 2007 has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal

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the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage or the Guaranteed Income Rollover Rider. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due

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will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.


Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.


Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start

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Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.


Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level

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income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this

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rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. --Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments,

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unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

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Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,778     $      0    $9,600     $  9,849     $  956
  2     90,778     9,600      85,303        9,849     9,600       20,173      1,913
  3     85,303     9,600      79,565       20,173     9,600       30,995      2,869
  4     79,565     9,600      73,551       30,995     9,600       42,339      3,825
  5     73,551     9,600      67,247       42,339     9,600       54,230      4,781
  6     67,247     9,600      60,639       54,230     9,600       66,695      5,738
  7     60,639     9,600      53,712       66,695     9,600       79,761      6,694
  8     53,712     9,600      46,452       79,761     9,600       93,457      7,650
  9     46,452     9,600      38,841       93,457     9,600      107,814      8,606
 10     38,841     9,600      30,864      107,814     9,600      122,863      9,563
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,436     $9,563   $ 9,563     $127
 12     9,557      9,563     9,563      132
 13     9,679      9,563     9,563       16
 14     9,803      9,563     9,787        0
 15     9,928      9,563     9,928        0
 16    10,055      9,563    10,055        0
 17    10,184      9,563    10,184        0
 18    10,314      9,563    10,314        0
 19    10,446      9,563    10,446        0
 20    10,579      9,563    10,579        0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0    $96,000    $100,630     $9,563
  2          0          0       0         100,630          0     105,484      9,563
  3          0          0       0         105,484          0     110,572      9,563
  4          0          0       0         110,572          0     115,905      9,563
  5          0          0       0         115,905          0     121,495      9,563
  6          0          0       0         121,495          0     127,355      9,563
  7          0          0       0         127,355          0     133,498      9,563
  8          0          0       0         133,498          0     139,937      9,563
  9          0          0       0         139,937          0     146,687      9,563
 10          0          0       0         146,687          0     153,762      9,563
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,809     $9,563   $11,809      $0
 12    11,960      9,563    11,960       0
 13    12,113      9,563    12,113       0
 14    12,268      9,563    12,268       0
 15    12,425      9,563    12,425       0
 16    12,584      9,563    12,584       0
 17    12,745      9,563    12,745       0
 18    12,908      9,563    12,908       0
 19    13,073      9,563    13,073       0
 20    13,240      9,563    13,240       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Guaranteed Income Rollover Rider

The Guaranteed Income Rollover Rider provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers or through a guarantee transfer. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. Therefore, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s). You may also fully fund a segment by a guarantee transfer, as discussed in the "Guarantee Transfers" section below.

The Guaranteed Income Rollover Rider may not be available in all states or in all markets. This rider may be referred to as "ClearCourse/SM/" in our marketing materials. We reserve the right to discontinue offering the Guaranteed Income Rollover Rider at any time and for any reason.

If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Guarantee Transfers

A guarantee transfer segment is a segment with a unique combination of Income Start Date and monthly income plan that is fully funded by a guarantee transfer. A guarantee transfer is an amount transferred from another annuity contract into the GIS Subaccount(s) for a guarantee transfer segment. We may accept amounts transferred from another annuity contract issued by the Company or one of its affiliates or an unaffiliated insurer, subject to underwriting and, ultimately, our final approval. Each guarantee transfer segment has its own effective date, Income Start Date, guarantee transfer, monthly income plan and guaranteed income floor.

Scheduled Transfers

A scheduled transfer segment is a segment that is only funded by scheduled transfers. A scheduled transfer is an amount transferred into the GIS Subaccount(s) from the investment options, excluding the GIS Subaccount(s), for a scheduled transfer segment. Once established, this amount may not be changed. Each scheduled transfer segment has its own effective date, Income Start Date, scheduled transfer, monthly income plan and guaranteed annual income factor. The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Scheduled transfers are made first to the GIS Subaccount(s) of the scheduled transfer segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Guarantee Transfer Segment -- Your initial guaranteed income floor for a guarantee transfer segment is determined at the time of the guarantee transfer for that segment. Once you take a withdrawal or make a transfer from a guarantee transfer segment, your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred. After such withdrawal or transfer, the guaranteed income floor will be (a) multiplied by (b) divided by (c), where:

   (a) is the guaranteed income floor before such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Scheduled Transfer Segment -- Once you take a withdrawal or make a transfer from a scheduled transfer segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. After such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Next, withdrawals will be deducted from the GIS Subaccount(s) of the scheduled transfer segments beginning with the scheduled transfer segment that has been in effect for the shortest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) of the guarantee transfer segments beginning with the guarantee transfer segment that has been in effect for the shortest period of time.


Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.


Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a scheduled transfer segment, monthly income will be based on a Life Income with a 10 Year Period Certain plan for a single Annuitant and a Joint Life and Survivor Income with a 10 Year Period Certain plan for Joint Annuitants. The income plan for a guarantee transfer segment will be determined at the time of the guarantee transfer and will depend on the income plan associated with the annuity contract that funded the guarantee transfer. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.


Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of the Guaranteed Income Rollover Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor for a scheduled transfer segment is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

The guaranteed income floor for a guarantee transfer segment is determined at the time of the guarantee transfer for that segment.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount. The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If the Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) all value of the Subaccounts will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. Next, any remaining charges will be deducted from the GIS Subaccount(s) of the scheduled transfer segments beginning with the scheduled transfer segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Finally, any remaining charges will be deducted from the GIS Subaccount(s) of the guarantee transfer segments beginning with the guarantee transfer segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to add a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Examples

The following examples show how the Guaranteed Income Rollover Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, this example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,778     $      0    $9,600     $  9,849     $  956
  2     90,778     9,600      85,303        9,849     9,600       20,173      1,913
  3     85,303     9,600      79,565       20,173     9,600       30,995      2,869
  4     79,565     9,600      73,551       30,995     9,600       42,339      3,825
  5     73,551     9,600      67,247       42,339     9,600       54,230      4,781
  6     67,247     9,600      60,639       54,230     9,600       66,695      5,738
  7     60,639     9,600      53,712       66,695     9,600       79,761      6,694
  8     53,712     9,600      46,452       79,761     9,600       93,457      7,650
  9     46,452     9,600      38,841       93,457     9,600      107,814      8,606
 10     38,841     9,600      30,864      107,814     9,600      122,863      9,563
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,436     $9,563   $ 9,563     $127
 12     9,557      9,563     9,563      132
 13     9,679      9,563     9,563       16
 14     9,803      9,563     9,787        0
 15     9,928      9,563     9,928        0
 16    10,055      9,563    10,055        0
 17    10,184      9,563    10,184        0
 18    10,314      9,563    10,314        0
 19    10,446      9,563    10,446        0
 20    10,579      9,563    10,579        0
----------------------------------------------

This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, this example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0    $96,000    $100,630     $9,563
  2          0          0       0         100,630          0     105,484      9,563
  3          0          0       0         105,484          0     110,572      9,563
  4          0          0       0         110,572          0     115,905      9,563
  5          0          0       0         115,905          0     121,495      9,563
  6          0          0       0         121,495          0     127,355      9,563
  7          0          0       0         127,355          0     133,498      9,563
  8          0          0       0         133,498          0     139,937      9,563
  9          0          0       0         139,937          0     146,687      9,563
 10          0          0       0         146,687          0     153,762      9,563
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
  11  $11,809     $9,563   $11,809      $0
  12   11,960      9,563    11,960       0
  13   12,113      9,563    12,113       0
  14   12,268      9,563    12,268       0
  15   12,425      9,563    12,425       0
  16   12,584      9,563    12,584       0
  17   12,745      9,563    12,745       0
  18   12,908      9,563    12,908       0
  19   13,073      9,563    13,073       0
  20   13,240      9,563    13,240       0
----------------------------------------------

This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 20 Years Certain payment plan. In addition, this example assumes that:

   (1) the owner transfers $96,000 into the contract from another annuity contract;

   (2) the owner purchases only one segment;

   (3) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (4) the guaranteed income floor is $500 (the guaranteed annual income is $6000);

   (5) the income plan is Life Income with 20 Years Certain; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 5th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0    $96,000    $100,630     $6,000
  2          0          0       0         100,630          0     105,484      6,000
  3          0          0       0         105,484          0     110,572      6,000
  4          0          0       0         110,572          0     115,905      6,000
  5          0          0       0         115,905          0     121,495      6,000
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $6,000 (annually) to the owner for the life of the Annuitant or for 20 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
  6    $7,397     $6,000    $7,397      $0
  7     7,492      6,000     7,492       0
  8     7,587      6,000     7,587       0
  9     7,684      6,000     7,684       0
 10     7,783      6,000     7,783       0
 11     7,882      6,000     7,882       0
 12     7,983      6,000     7,983       0
 13     8,085      6,000     8,085       0
 14     8,188      6,000     8,188       0
 15     8,293      6,000     8,293       0
----------------------------------------------

Tax Treatment of Guaranteed Income Rollover Rider

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase the Guaranteed Income Rollover Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

Payment Protection Rider Options

We currently offer one Payment Protection Rider Option under this prospectus:
Payment Optimizer Plus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. These Payment Protection Rider Options are discussed in separate sections below.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares;


       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

       XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Legg Mason executed a reorganization of its fund operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return
Portfolio -- Class II merged into Legg Mason Partners Variable Equity
Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II. This Portfolio is no longer available as a Designated Subaccount for contracts issued on or after May 1, 2007. In addition, this Portfolio is not available as a Designated Subaccount if you reset your benefit on or after May 1, 2007.

If you purchased your contract prior to May 1, 2007, and the Portfolio was part of your Investment Strategy as a Designated

Subaccount, you may still allocate assets to the Portfolio. If, however, you reset your benefit on or after May 1, 2007, the Portfolio will no longer be available as a Designated Subaccount.


If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.


Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.



If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.


We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.


You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;


   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;


   (c) income payments begin via annuitization;


   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or


   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date; and

   (c) is 12.


For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.


Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.


For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.


Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under

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


the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

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


Examples

The following examples show how the rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                                                               Death
                 Annual Level  Guaranteed                     Proceeds
         Annuity Income Income  Payment   Monthly Adjustment (Beginning
          Year   Amount Amount   Floor    Income   Account    of Year)
         --------------------------------------------------------------
            1    $6,517  $543     $583     $583      $ 40     $100,000
            2     6,266   522      583      583       101       93,000
            3     6,025   502      583      583       183       86,000
            4     5,794   483      583      583       283       79,000
            5     5,571   464      583      583       402       72,000
         --------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                               94% of Income
                                                Base, less
                Annual Commutation Adjustment     Monthly    Commutation
        Annuity Income   Base -     Account -  Income Paid -   Value -
         Year   Amount End of Year End of Year  End of Year  End of Year
        ----------------------------------------------------------------
           1    $6,806  $109,289     $  754       $95,194      $95,194
           2     7,068   110,399      1,246        88,126       88,126
           3     7,340   111,304      1,466        80,786       80,786
           4     7,622   111,977      1,404        74,164       74,164
           5     7,915   112,386      1,049        67,249       67,249
           6     8,220   112,500        389        63,029       63,029

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $6,806 = $95,194) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $63,029, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $44,971 = $63,029) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

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


Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.


For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

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



       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares;


       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

       XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Legg Mason executed a reorganization of its fund operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II. This Portfolio is no longer available as a Designated Subaccount for contracts issued on or after May 1, 2007. In addition, this Portfolio is not available as a Designated Subaccount if you reset your benefit on or after May 1, 2007.

If you purchased your contract prior to May 1, 2007, and the Portfolio was part of your Investment Strategy as a Designated Subaccount, you may still allocate assets to the Portfolio. If, however, you reset your benefit on or after May 1, 2007, the Portfolio will no longer be available as a Designated Subaccount.


If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.


Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this


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


rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.


You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

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



How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

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Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

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Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

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Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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


is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.


Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage, the Guaranteed Income Rollover Rider, or Principal Protection Advantage are also subject to tax as partial withdrawals.


Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

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



Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage, the Guaranteed Income Rollover Rider, or Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.


Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.


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




  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.


Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to

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


your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:


  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax

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


or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEP. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.


The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement

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


plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.


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




The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.


The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.


No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2006, 2005 and 2004, $110.5 million, $62.0 million and $83.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.


Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries.

Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us.

Although it is not anticipated that these developments will have an adverse impact on us, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.


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


APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15           20,000      20,000
3/31/16           14,000      10,000
---------------------------------------



If a partial withdrawal of $7,000 is made on March 31, 2016, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).


This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then


End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     150,000
  7        82       125,000     135,000
  8        83       145,000     145,000
------------------------------------------


Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:


                            5% Rollup
                          Death Benefit
                             Option
        Purchase Contract  Before Any
 Date   Payment   Value    Withdrawals
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15      --   20,000      10,600
3/31/16      --   14,000      11,236
---------------------------------------



Therefore, if a $7,000 partial withdrawal is taken on March 31, 2016, the 5% Rollup Death Benefit immediately after the partial withdrawal will be $5,618 (50% of $11,236) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.


Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                 Purchase Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/07 $100,000 $100,000 $      0 $100,000      $     0
         8/01/22           300,000  200,000  300,000       70,000
         --------------------------------------------------------------



The Annuitant's death and notification of the death occur on August 1, 2022. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                         No Optional Benefits Elected


                                                                                                   Number of
                                                                 Accumulation      Accumulation   Accumulation
                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                   Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $14.65            $16.31         648,263    2006
                                                                     14.10             14.65         639,064    2005
                                                                     12.91             14.10         583,088    2004
                                                                     10.00             12.91         197,609    2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares              13.83             14.49         150,196    2006
                                                                     12.90             13.83         119,902    2005
                                                                     12.27             12.90         123,237    2004
                                                                     10.00             12.27          56,467    2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                       10.00             10.81         102,194    2006
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               11.49             16.11           2,948    2006
                                                                     10.00             11.49             608    2005
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             12.33             15.54         773,431    2006
                                                                     10.63             12.33         310,884    2005
                                                                     10.00             10.63           4,910    2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                  10.00             10.20           2,805    2006
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.95             14.90         109,821    2006
                                                                     13.65             13.95         115,316    2005
                                                                     13.18             13.65         130,615    2004
                                                                     10.00             13.18          72,698    2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           13.90             16.02       1,321,281    2006
                                                                     13.48             13.90       1,394,830    2005
                                                                     12.30             13.48       1,164,217    2004
                                                                     10.00             12.30         564,218    2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         12.10             16.12       1,391,968    2006
                                                                     10.54             12.10         475,641    2005
                                                                     10.00             10.54          11,495    2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            13.90             13.61         258,397    2006
                                                                     12.28             13.90         211,436    2005
                                                                     11.50             12.28         155,295    2004
                                                                     10.00             11.50          73,654    2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            10.00              9.45          13,765    2006
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 14.20             16.39           3,567    2006
                                                                     13.77             14.20           2,577    2005
                                                                     12.37             13.77              --    2004
                                                                     10.00             12.37              --    2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                 $15.91            $19.60          24,142
                                                                                    14.25             15.91              60
                                                                                    12.58             14.25              --
                                                                                    10.00             12.58              --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       12.97             12.36             403
                                                                                    12.88             12.97             244
                                                                                    11.81             12.88             106
                                                                                    10.00             11.81              --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          14.49             16.94           8,879
                                                                                    14.00             14.49           2,335
                                                                                    12.42             14.00           1,208
                                                                                    10.00             12.42              --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           9.96              9.97         101,291
                                                                                    10.00              9.96          43,718
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               11.00             13.18         239,786
                                                                                    10.88             11.00         142,471
                                                                                    10.00             10.88          66,522
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         11.07             12.69         308,694
                                                                                    10.00             11.07          35,933
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          11.83             12.46          65,160
                                                                                    10.86             11.83          28,107
                                                                                    10.00             10.86           4,923
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       12.17             13.47         167,765
                                                                                    11.22             12.17          90,563
                                                                                    10.00             11.22          26,783
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          14.58             15.25       1,488,970
                                                                                    13.77             14.58       1,439,928
                                                                                    12.36             13.77         981,068
                                                                                    10.00             12.36         346,671
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --             18.12             22.01       1,317,347
   Class B                                                                          15.39             18.12         950,101
                                                                                    13.39             15.39         683,421
                                                                                    10.00             13.39         155,646
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         15.32             16.27           8,393
                                                                                    14.24             15.32           1,413
                                                                                    12.62             14.24              98
                                                                                    10.00             12.62              --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                         9.96             10.27           4,373
                                                                                     9.84              9.96           5,886
                                                                                     9.93              9.84              --
                                                                                    10.00              9.93              --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund -- Initial Shares                    12.79             13.77              --
                                                                                    12.53             12.79              --
                                                                                    11.97             12.53              --
                                                                                    10.00             11.97              --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2006
                                                                             2005
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2006
                                                                             2005
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2006
   Class B                                                                   2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund -- Initial Shares             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                  $15.23            $17.74           4,295    2006
                                                                        14.37             15.23             558    2005
                                                                        12.83             14.37             401    2004
                                                                        10.00             12.83              --    2003
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small MidCap Value VIP -- Class B Shares                   18.22             22.37           2,852    2006
                                                                        16.84             18.22             634    2005
                                                                        13.61             16.84              --    2004
                                                                        10.00             13.61              --    2003
-----------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                  13.42             13.28             716    2006
                                                                        13.18             13.42             244    2005
                                                                        13.18             13.18              --    2004
                                                                        10.00             13.18              --    2003
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.52             10.94       1,363,954    2006
                                                                        10.27             10.52       1,312,530    2005
                                                                        10.14             10.27       1,074,991    2004
                                                                        10.00             10.14         352,412    2003
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     13.15             12.96         317,128    2006
                                                                        12.47             13.15         308,758    2005
                                                                        11.91             12.47         219,226    2004
                                                                        10.00             11.91         126,289    2003
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.85             11.30          30,536    2006
                                                                        10.63             10.85          20,328    2005
                                                                        10.00             10.63              --    2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  12.02             13.11         479,425    2006
                                                                        11.93             12.02         447,075    2005
                                                                        10.99             11.93         428,789    2004
                                                                        10.00             10.99         171,365    2003
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          16.41             18.54       1,090,099    2006
                                                                        15.02             16.41         946,863    2005
                                                                        13.31             15.02         766,068    2004
                                                                        10.00             13.31         256,511    2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.60             11.19         362,522    2006
                                                                        10.36             10.60         311,644    2005
                                                                        10.00             10.36          70,664    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.00             10.43          62,337    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        16.17             17.76       2,996,410    2006
                                                                        14.07             16.17       2,161,311    2005
                                                                        12.40             14.07       1,335,660    2004
                                                                        10.00             12.40         413,897    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         14.06             15.77         103,019    2006
                                                                        11.82             14.06          88,801    2005
                                                                        11.84             11.82          35,327    2004
                                                                        10.00             11.84          10,231    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        14.35             16.96       1,723,960    2006
                                                                        13.79             14.35       1,564,566    2005
                                                                        12.58             13.79       1,271,270    2004
                                                                        10.00             12.58         570,477    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                            $13.16            $13.82         578,096    2006
                                                                      12.66             13.16         606,900    2005
                                                                      12.45             12.66         560,577    2004
                                                                      10.00             12.45         357,532    2003
---------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                    12.61             14.02         443,261    2006
                                                                      11.91             12.61         387,768    2005
                                                                      11.45             11.91         364,733    2004
                                                                      10.00             11.45         163,238    2003
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            19.90             22.05       1,725,960    2006
                                                                      17.11             19.90       1,629,294    2005
                                                                      13.93             17.11       1,213,459    2004
                                                                      10.00             13.93         573,236    2003
---------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                   11.38             13.01         142,791    2006
                                                                      11.27             11.38         117,036    2005
                                                                      10.00             11.27          58,889    2004
---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.41             12.13       3,118,807    2006
                                                                      10.00             10.41         719,943    2005
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         12.74             13.92          26,433    2006
                                                                      12.79             12.74           2,518    2005
                                                                      12.02             12.79              97    2004
                                                                      10.00             12.02              --    2003
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     14.49             16.91         409,907    2006
                                                                      13.30             14.49           4,503    2005
                                                                      11.98             13.30              --    2004
                                                                      10.00             11.98              --    2003
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 16.64             19.92          34,219    2006
                                                                      15.33             16.64           1,373    2005
                                                                      13.12             15.33             381    2004
                                                                      10.00             13.12              --    2003
---------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            14.69             17.54          10,563    2006
                                                                      14.40             14.69             118    2005
                                                                      12.62             14.40              --    2004
                                                                      10.00             12.62              --    2003
---------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.05         241,867    2006
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         10.28             10.58       1,465,908    2006
                                                                      10.23             10.28       1,057,050    2005
                                                                      10.03             10.23         886,615    2004
                                                                      10.00             10.03         401,810    2003
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                 16.25             17.36         783,932    2006
                                                                      14.75             16.25         812,313    2005
                                                                      12.90             14.75         700,830    2004
                                                                      10.00             12.90         338,175    2003
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   10.03             10.34       1,574,219    2006
                                                                       9.90             10.03       1,251,487    2005
                                                                       9.95              9.90       1,387,666    2004
                                                                      10.00              9.95         635,992    2003
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                          12.75             13.71         981,858    2006
                                                                      12.77             12.75       1,071,507    2005
                                                                      12.11             12.77       1,040,075    2004
                                                                      10.00             12.11         515,742    2003
---------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation   Accumulation
                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                         Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                             $17.95            $23.54          728,424   2006
                                                           16.30             17.95          607,453   2005
                                                           12.49             16.30          521,727   2004
                                                           10.00             12.49          194,020   2003
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                    13.61             15.48          166,848   2006
                                                           13.22             13.61        2,155,073   2005
                                                           12.14             13.22        1,881,365   2004
                                                           10.00             12.14          873,981   2003
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                    15.71             17.54        1,040,515   2006
                                                           14.56             15.71          935,347   2005
                                                           12.83             14.56          689,460   2004
                                                           10.00             12.83          333,700   2003
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      12.46             13.97       10,502,752   2006
                                                           12.19             12.46        9,561,715   2005
                                                           11.44             12.19        5,993,939   2004
                                                           10.00             11.44        1,658,489   2003
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      10.00             10.62        1,592,533   2006
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                         12.65             14.48          647,626   2006
                                                           12.52             12.65          617,672   2005
                                                           11.75             12.52          544,736   2004
                                                           10.00             11.75          246,040   2003
----------------------------------------------------------------------------------------------------------
  Value Equity Fund                                        13.14             15.26          363,765   2006
                                                           12.81             13.14          382,029   2005
                                                           11.87             12.81          315,289   2004
                                                           10.00             11.87          130,426   2003
----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         11.39             13.04          400,987   2006
                                                           10.00             11.39          217,562   2005
----------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.37             13.46          962,968   2006
                                                           11.66             12.37          953,492   2005
                                                           10.92             11.66          792,568   2004
                                                           10.00             10.92          323,459   2003
----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        15.03             16.17          324,850   2006
                                                           13.55             15.03          202,887   2005
                                                           11.66             13.55          167,326   2004
                                                           10.00             11.66           65,234   2003
----------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         20.62             29.80          156,144   2006
                                                           15.86             20.62          174,684   2005
                                                           13.56             15.86          219,326   2004
                                                           10.00             13.56           84,483   2003
----------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------
  Bond Portfolio                                           10.43             10.71           22,758   2006
                                                           10.29             10.43           11,518   2005
                                                           10.02             10.29            1,580   2004
                                                           10.00             10.02               --   2003
----------------------------------------------------------------------------------------------------------
  International Equity Portfolio                           16.86             20.29              420   2006
                                                           15.46             16.86               --   2005
                                                           13.26             15.46               --   2004
                                                           10.00             13.26               --   2003
----------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                      $15.81            $18.20          6,006     2006
                                                                                14.69             15.81          3,226     2005
                                                                                12.31             14.69             62     2004
                                                                                10.00             12.31             --     2003
-------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                       16.84             19.09          1,797     2006
                                                                                16.52             16.84          1,147     2005
                                                                                13.19             16.52             96     2004
                                                                                10.00             13.19             --     2003
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                          13.04             14.98          1,026     2006
                                                                                13.05             13.04            209     2005
                                                                                12.10             13.05             --     2004
                                                                                10.00             12.10             --     2003
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                                 10.00             10.71             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                                10.00             10.44         39,585     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                       10.00             11.01            399     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1                      10.00             10.00            431     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                             10.00             10.87          1,226     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                          10.00             10.44         32,227     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                          10.00             10.22            416     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1                  10.00             10.28            939     2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          14.57             15.90        245,606     2006
                                                                                13.48             14.57        193,593     2005
                                                                                12.57             13.48        132,447     2004
                                                                                10.00             12.57         42,051     2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.57             11.69         37,630     2006
                                                                                10.00             10.57          2,074     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           14.08             16.36        355,551     2006
                                                                                13.78             14.08        334,301     2005
                                                                                12.93             13.78        275,816     2004
                                                                                10.00             12.93         82,461     2003
-------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $12.65            $13.38         412,880    2006
                                                                       12.32             12.65         372,448    2005
                                                                       11.47             12.32         337,869    2004
                                                                       10.00             11.47         164,342    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                13.49             14.98         225,063    2006
                                                                       12.79             13.49         230,074    2005
                                                                       11.68             12.79         187,963    2004
                                                                       10.00             11.68          97,273    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  13.80             15.36         408,004    2006
                                                                       13.33             13.80         422,328    2005
                                                                       12.74             13.33         356,422    2004
                                                                       10.00             12.74         193,803    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.05             11.58           4,108    2006
                                                                       11.03             11.05             302    2005
                                                                       10.41             11.03              --    2004
                                                                       10.00             10.41              --    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.44             13.69         305,222    2006
                                                                       12.30             12.44         118,192    2005
                                                                       11.24             12.30             112    2004
                                                                       10.00             11.24              --    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      18.06             23.32         486,916    2006
                                                                       15.72             18.06         390,453    2005
                                                                       12.29             15.72         287,700    2004
                                                                       10.00             12.29         125,205    2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       11.19             12.22         454,726    2006
                                                                       10.95             11.19         318,406    2005
                                                                       10.00             10.95         128,089    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           13.37             14.18         465,214    2006
                                                                       12.93             13.37         409,421    2005
                                                                       12.31             12.93         347,394    2004
                                                                       10.00             12.31         183,859    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              18.62             21.54       1,294,961    2006
                                                                       16.57             18.62       1,146,291    2005
                                                                       14.14             16.57         816,503    2004
                                                                       10.00             14.14         352,598    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    13.56             15.33         849,833    2006
                                                                       13.01             13.56         560,885    2005
                                                                       12.09             13.01         473,776    2004
                                                                       10.00             12.09         194,738    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          17.41             19.67         837,530    2006
                                                                       16.10             17.41         691,830    2005
                                                                       13.71             16.10         493,066    2004
                                                                       10.00             13.71         162,753    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                         15.59             15.78         124,611    2006
                                                                       14.13             15.59         142,681    2005
                                                                       12.00             14.13         120,375    2004
                                                                       10.00             12.00          65,369    2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.41            $10.73         184,074    2006
                                                                             10.00             10.41         236,432    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        12.03             12.94       1,583,136    2006
                                                                             11.73             12.03       1,432,605    2005
                                                                             10.86             11.73       1,256,665    2004
                                                                             10.00             10.86         695,216    2003
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         11.00             10.97         635,012    2006
                                                                             10.66             11.00         528,302    2005
                                                                             10.06             10.66         475,092    2004
                                                                             10.00             10.06         272,805    2003
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       9.99             10.24         288,926    2006
                                                                             10.00              9.99         186,590    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.54             10.78       4,569,263    2006
                                                                             10.44             10.54       3,856,246    2005
                                                                             10.10             10.44       2,778,605    2004
                                                                             10.00             10.10       1,323,651    2003
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             14.67             14.66          57,236    2006
                                                                             13.05             14.67          48,037    2005
                                                                             12.13             13.05          31,225    2004
                                                                             10.00             12.13          10,293    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 16.76             18.77         312,543    2006
                                                                             14.03             16.76         114,715    2005
                                                                             12.34             14.03          52,389    2004
                                                                             10.00             12.34             547    2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    14.86             17.83         243,142    2006
                                                                             10.00             14.86          87,097    2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   13.75             14.33         132,921    2006
                                                                             13.80             13.75         116,563    2005
                                                                             12.80             13.80         107,093    2004
                                                                             10.00             12.80          75,902    2003
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      14.86             16.99       2,283,851    2006
                                                                             14.48             14.86       1,843,968    2005
                                                                             12.51             14.48       1,199,588    2004
                                                                             10.00             12.51         391,710    2003
----------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              13.22             13.37         272,423    2006
                                                                             12.46             13.22         224,644    2005
                                                                             11.84             12.46         170,730    2004
                                                                             10.00             11.84          95,304    2003
----------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

                    Guaranteed Withdrawal Advantage Elected



                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $11.12            $12.31        26,710     2006
                                                                     10.76             11.12        26,035     2005
                                                                     10.00             10.76        10,413     2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares              11.48             11.98            --     2006
                                                                     10.77             11.48            --     2005
                                                                     10.00             10.77            --     2004
-------------------------------------------------------------------------------------------------------------------
  AIM Core Equity Fund -- Series 1 shares                            10.00             10.77         9,477     2006
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II Shares               11.45             15.97            --     2006
                                                                     10.00             11.45            --     2005
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             12.26             15.37        38,221     2006
                                                                     10.62             12.26        20,859     2005
                                                                     10.00             10.62            18     2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                  10.00             10.17            --     2006
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           11.21             11.92            --     2006
                                                                     11.03             11.21            --     2005
                                                                     10.00             11.03            --     2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.08             12.71        35,068     2006
                                                                     10.81             11.08        32,113     2005
                                                                     10.00             10.81        12,931     2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         12.03             15.95        60,549     2006
                                                                     10.53             12.03        30,684     2005
                                                                     10.00             10.53         4,595     2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            12.28             11.97        11,534     2006
                                                                     10.91             12.28        13,560     2005
                                                                     10.00             10.91         3,602     2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 10.71             12.30            --     2006
                                                                     10.00             10.71            --     2005
-------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   11.54             14.14         4,441     2006
                                                                     10.00             11.54            --     2005
-------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        10.93             10.37            --     2006
                                                                     10.00             10.93            --     2005
-------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           10.73             12.49           764     2006
                                                                     10.00             10.73            --     2005
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.93              9.89         9,975     2006
                                                                     10.00              9.93         5,577     2005
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                10.91             13.01        14,771     2006
                                                                     10.84             10.91        13,187     2005
                                                                     10.00             10.84         3,813     2004
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          11.02             12.59        45,219     2006
                                                                     10.00             11.02            --     2005
-------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                         $11.72            $12.29             --
                                                                                    10.83             11.72             --
                                                                                    10.00             10.83             --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       12.07             13.29         16,668
                                                                                    11.18             12.07         16,343
                                                                                    10.00             11.18          2,498
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                                     11.85             12.33         52,702
                                                                                    11.25             11.85         42,972
                                                                                    10.00             11.25         18,129
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series                12.86             15.54        102,835
                                                                                    10.97             12.86         93,312
                                                                                    10.00             10.97         39,132
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         11.45             12.09             --
                                                                                    10.00             11.45             --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.07             10.33         15,105
                                                                                    10.00             10.07             --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares              10.83             11.60             --
                                                                                    10.00             10.83             --
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.79             12.50             --
                                                                                    10.00             10.79             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              11.50             14.05             --
                                                                                    10.00             11.50             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              11.55             11.37             --
                                                                                    10.00             11.55             --
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.24             10.60             --
                                                                                    10.06             10.24             --
                                                                                    10.00             10.06             --
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.48             10.28             --
                                                                                     9.99             10.48             --
                                                                                    10.00              9.99             --
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.75             11.15             --
                                                                                    10.59             10.75             --
                                                                                    10.00             10.59             --
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                              10.70             11.60         10,822
                                                                                    10.67             10.70          9,024
                                                                                    10.00             10.67          3,057
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                      12.14             13.65             --
                                                                                    11.17             12.14             --
                                                                                    10.00             11.17             --
------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                10.51             11.04        187,521
                                                                                    10.33             10.51        193,962
                                                                                    10.00             10.33         91,441
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                              2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series         2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
                                                                             2005
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
                                                                             2005
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares       2006
                                                                             2005
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
                                                                             2005
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                         2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                            $10.00            $10.39         89,286    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.71             13.89         10,250    2006
                                                                        11.12             12.71             --    2005
                                                                        10.00             11.12             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         12.56             14.02             --    2006
                                                                        10.62             12.56             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.35             13.35         33,400    2006
                                                                        10.97             11.35         34,287    2005
                                                                        10.00             10.97         15,898    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      11.11             12.30             --    2006
                                                                        10.55             11.11             --    2005
                                                                        10.00             10.55             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.78             11.27         19,551    2006
                                                                        10.42             10.78         16,249    2005
                                                                        10.00             10.42            384    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              14.11             15.55         52,427    2006
                                                                        12.20             14.11         44,142    2005
                                                                        10.00             12.20         16,419    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.28             12.84             --    2006
                                                                        11.24             11.28             --    2005
                                                                        10.00             11.24             --    2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.37             12.02        902,617    2006
                                                                        10.00             10.37        391,077    2005
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       10.00             12.78         11,264    2006
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares             10.51             12.48             --    2006
                                                                        10.00             10.51             --    2005
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                    10.00             11.02             --    2006
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.23             10.47         61,190    2006
                                                                        10.22             10.23         28,818    2005
                                                                        10.00             10.22          8,059    2004
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   12.55             13.34          7,114    2006
                                                                        11.45             12.55          7,131    2005
                                                                        10.00             11.45          5,243    2004
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     10.02             10.28        203,251    2006
                                                                         9.94             10.02        150,019    2005
                                                                        10.00              9.94         55,239    2004
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.55             11.28             --    2006
                                                                        10.62             10.55             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           14.96             19.52             --    2006
                                                                        13.65             14.96             --    2005
                                                                        10.00             13.65             --    2004
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 11.17             12.65             --    2006
                                                                        10.91             11.17             --    2005
                                                                        10.00             10.91             --    2004
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                 11.88             13.19          9,211    2006
                                                                        11.06             11.88          7,528    2005
                                                                        10.00             11.06          3,129    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                       $10.83            $12.07       4,927,279   2006
                                                             10.65             10.83       4,782,115   2005
                                                             10.00             10.65       1,783,009   2004
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        10.00             10.58         401,526   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                           10.73             12.22              --   2006
                                                             10.68             10.73              --   2005
                                                             10.00             10.68              --   2004
-----------------------------------------------------------------------------------------------------------
  Value Equity Fund                                          11.08             12.81              --   2006
                                                             10.86             11.08              --   2005
                                                             10.00             10.86              --   2004
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                           11.35             12.93          16,787   2006
                                                             10.00             11.35          15,837   2005
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                       11.35             12.29         268,703   2006
                                                             10.75             11.35         158,810   2005
                                                             10.00             10.75          14,502   2004
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                          12.50             13.38          11,469   2006
                                                             11.33             12.50              --   2005
                                                             10.00             11.33              --   2004
-----------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares           14.68             21.11              --   2006
                                                             11.35             14.68              --   2005
                                                             10.00             11.35           6,949   2004
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
-----------------------------------------------------------------------------------------------------------
  Bond Portfolio                                             10.00             10.28              --   2006
                                                             10.00             10.06              --   2005
-----------------------------------------------------------------------------------------------------------
  International Equity Portfolio                             10.00             13.49              --   2006
                                                             10.00             11.27              --   2005
-----------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                    10.00             12.46              --   2006
                                                             10.00             10.87              --   2005
-----------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                    10.00             12.79              --   2006
                                                             10.00             11.34              --   2005
-----------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                       10.00             11.84              --   2006
                                                             10.00             10.36              --   2005
-----------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust
-----------------------------------------------------------------------------------------------------------
  JPMorgan Trust Balanced Portfolio 1                        10.00             10.68              --   2006
-----------------------------------------------------------------------------------------------------------
  JPMorgan Trust Core Bond Portfolio 1                       10.00             10.40           6,826   2006
-----------------------------------------------------------------------------------------------------------
  JPMorgan Trust Diversified Equity Portfolio 1              10.00             10.97              --   2006
-----------------------------------------------------------------------------------------------------------
  JPMorgan Trust Diversified Mid Cap Portfolio 1             10.00              9.97              --   2006
-----------------------------------------------------------------------------------------------------------
  JPMorgan Trust Equity Index Portfolio 1                    10.00             10.84              --   2006
-----------------------------------------------------------------------------------------------------------
  JPMorgan Trust Government Bond Portfolio 1                 10.00             10.41           6,813   2006
-----------------------------------------------------------------------------------------------------------
  JPMorgan Trust Intrepid Growth Portfolio 1                 10.00             10.19              --   2006
-----------------------------------------------------------------------------------------------------------
  JPMorgan Trust Intrepid Mid Cap Growth Portfolio 1         10.00             10.24              --   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $11.37            $12.34         31,236    2006
                                                                                10.57             11.37         24,984    2005
                                                                                10.00             10.57         11,344    2004
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.53             11.59         34,839    2006
                                                                                10.00             10.52         12,504    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.82             12.51         14,888    2006
                                                                                10.64             10.82         15,186    2005
                                                                                10.00             10.64          5,016    2004
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  11.08             11.66          5,822    2006
                                                                                10.84             11.08          5,106    2005
                                                                                10.00             10.84            627    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         11.66             12.89             --    2006
                                                                                11.12             11.66             --    2005
                                                                                10.00             11.12             --    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.92             12.09          6,097    2006
                                                                                10.60             10.92          5,703    2005
                                                                                10.00             10.60          1,785    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.14             10.58             --    2006
                                                                                10.00             10.14             --    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.30             11.27        238,327    2006
                                                                                10.00             10.30        198,345    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               14.21             18.25             --    2006
                                                                                12.43             14.21             --    2005
                                                                                10.00             12.43             --    2004
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                11.09             12.06        350,814    2006
                                                                                10.91             11.09        323,610    2005
                                                                                10.00             10.91         47,184    2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.97             11.59          2,043    2006
                                                                                10.68             10.97             --    2005
                                                                                10.00             10.68             --    2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       12.95             14.91             --    2006
                                                                                11.58             12.95             --    2005
                                                                                10.00             11.58             --    2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             11.18             12.59         25,611    2006
                                                                                10.79             11.18             --    2005
                                                                                10.00             10.79             --    2004
------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares               $12.66            $14.24         34,807    2006
                                                                             11.77             12.66         27,464    2005
                                                                             10.00             11.77          8,840    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               12.35             12.44             --    2006
                                                                             11.25             12.35             --    2005
                                                                             10.00             11.25             --    2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.37             10.64             --    2006
                                                                             10.00             10.37             --    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        11.03             11.79         52,678    2006
                                                                             10.80             11.03         35,042    2005
                                                                             10.00             10.80         10,569    2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.94             10.85         30,534    2006
                                                                             10.65             10.94         27,793    2005
                                                                             10.00             10.65          9,496    2004
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       9.96             10.15        144,277    2006
                                                                             10.00              9.96         91,098    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.36             10.55        226,952    2006
                                                                             10.31             10.36        141,148    2005
                                                                             10.00             10.31         64,017    2004
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      12.19             12.12         13,015    2006
                                                                             10.90             12.19          9,775    2005
                                                                             10.00             10.90            836    2004
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 13.46             15.00         18,508    2006
                                                                             11.32             13.46             --    2005
                                                                             10.00             11.32             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    14.81             17.68             --    2006
                                                                             10.00             14.81             --    2005
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   11.23             11.65             --    2006
                                                                             11.33             11.23             --    2005
                                                                             10.00             11.33             --    2004
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      11.55             13.14         95,462    2006
                                                                             11.32             11.55         76,220    2005
                                                                             10.00             11.32         16,006    2004
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              11.36             11.43             --    2006
                                                                             10.76             11.36             --    2005
                                                                             10.00             10.76             --    2004
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

                      Guaranteed Income Advantage Elected


For contracts issued on or after May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.


                                                                                                   Number of
                                                                 Accumulation      Accumulation   Accumulation
                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                   Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $10.79            $11.79         49,205     2006
                                                                     10.43             10.79         50,993     2005
                                                                     10.00             10.43         48,466     2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares              10.77             11.24         18,026     2006
                                                                     10.08             10.77         20,210     2005
                                                                     10.00             10.08         19,798     2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                       10.00             10.78          4,143     2006
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               11.45             16.00             --     2006
                                                                     10.00             11.45             --     2005
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             12.27             15.98         10,675     2006
                                                                     10.62             12.27          5,655     2005
                                                                     10.00             10.62          2,894     2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                  10.00             10.18             --     2006
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           10.07             10.72          3,031     2006
                                                                      9.90             10.07          3,178     2005
                                                                     10.00              9.90          1,660     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.78             12.38         53,104     2006
                                                                     10.50             10.78         51,261     2005
                                                                     10.00             10.50         50,807     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         12.05             15.98         10,675     2006
                                                                     10.53             12.05          2,736     2005
                                                                     10.00             10.53            425     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            11.67             11.38          1,343     2006
                                                                     10.35             11.67          1,385     2005
                                                                     10.00             10.35          1,392     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            10.00              9.43             --     2006
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 10.99             12.64             --     2006
                                                                     10.71             10.99             --     2005
                                                                     10.00             10.71             --     2004
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   11.81             14.50             --     2006
                                                                     10.63             11.81             --     2005
                                                                     10.00             10.63             --     2004
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        10.46              9.93             --     2006
                                                                     10.43             10.46             --     2005
                                                                     10.00             10.43             --     2004
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           11.19             13.04             --     2006
                                                                     10.86             11.19             --     2005
                                                                     10.00             10.86             --     2004
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.93              9.91             --     2006
                                                                     10.00              9.93             --     2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                              $10.93            $13.04         17,917
                                                                                    10.85             10.93         22,338
                                                                                    10.00             10.85         15,604
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         11.03             12.61             --
                                                                                    10.00             11.03             --
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          11.75             12.33          2,344
                                                                                    10.83             11.75          2,172
                                                                                    10.00             10.83          2,062
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       12.09             13.32          9,189
                                                                                    11.19             12.09          8,010
                                                                                    10.00             11.19          8,814
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                                     11.56             12.04         85,462
                                                                                    10.96             11.56         85,052
                                                                                    10.00             10.96         84,175
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series                12.58             15.22        108,578
                                                                                    10.73             12.58        101,488
                                                                                    10.00             10.73        102,549
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         11.61             12.28             --
                                                                                    10.84             11.61             --
                                                                                    10.00             10.84             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                         9.96             10.23             --
                                                                                     9.89              9.96             --
                                                                                    10.00              9.89             --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              10.22             10.96             --
                                                                                    10.05             10.22             --
                                                                                    10.00             10.05             --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               11.36             13.18             --
                                                                                    10.77             11.36             --
                                                                                    10.00             10.77             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              12.48             15.27             --
                                                                                    11.59             12.48             --
                                                                                    10.00             11.59             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                               9.70              9.57             --
                                                                                     9.58              9.70             --
                                                                                    10.00              9.58             --
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.27             10.63         76,477
                                                                                    10.07             10.27         78,201
                                                                                    10.00             10.07         82,722
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.32             10.13         31,583
                                                                                     9.83             10.32         25,538
                                                                                    10.00              9.83         27,141
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.78             11.18          4,591
                                                                                    10.60             10.78          4,898
                                                                                    10.00             10.60          5,105
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2006
                                                                             2005
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                              2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series         2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                 $10.77            $11.69         25,928     2006
                                                                        10.73             10.77         28,405     2005
                                                                        10.00             10.73         25,494     2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          11.73             13.20         92,558     2006
                                                                        10.78             11.73         82,966     2005
                                                                        10.00             10.78         93,674     2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.53             11.07         10,466     2006
                                                                        10.33             10.53         35,193     2005
                                                                        10.00             10.33         21,925     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.00             10.40             --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.55             13.72        207,851     2006
                                                                        10.96             12.55        214,346     2005
                                                                        10.00             10.96        201,915     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.16             12.47         10,854     2006
                                                                         9.43             11.16         10,501     2005
                                                                        10.00              9.43          9,247     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.96             12.90         76,780     2006
                                                                        10.57             10.96         71,098     2005
                                                                        10.00             10.57         73,504     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.93             10.39          8,668     2006
                                                                         9.59              9.93          9,233     2005
                                                                        10.00              9.59          5,755     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.64             11.79         38,075     2006
                                                                        10.09             10.64         21,679     2005
                                                                        10.00             10.09         26,654     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              13.44             14.82        130,317     2006
                                                                        11.60             13.44        129,199     2005
                                                                        10.00             11.60        121,775     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.30             12.87         12,410     2006
                                                                        11.24             11.30         21,192     2005
                                                                        10.00             11.24         20,301     2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.38             12.05         22,125     2006
                                                                        10.00             10.38          8,768     2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           10.10             10.99             --     2006
                                                                        10.18             10.10             --     2005
                                                                        10.00             10.18             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       11.64             13.53          3,453     2006
                                                                        10.73             11.64             --     2005
                                                                        10.00             10.73             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   11.89             14.18             --     2006
                                                                        11.00             11.89             --     2005
                                                                        10.00             11.00             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              10.95             13.02             --     2006
                                                                        10.78             10.95             --     2005
                                                                        10.00             10.78             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                    10.00             11.03             --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation   Accumulation
                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                         Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Income Fund                                             $10.05            $10.30          59,116    2006
                                                           10.04             10.05          47,593    2005
                                                           10.00             10.04          50,938    2004
----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                      12.12             12.90          54,250    2006
                                                           11.05             12.12          60,192    2005
                                                           10.00             11.05          60,203    2004
----------------------------------------------------------------------------------------------------------
  Money Market Fund                                        10.01             10.28          25,038    2006
                                                            9.92             10.01          27,530    2005
                                                           10.00              9.92          38,012    2004
----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                               10.23             10.95          46,454    2006
                                                           10.29             10.23          52,526    2005
                                                           10.00             10.29          41,730    2004
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                              13.63             17.79          45,966    2006
                                                           12.42             13.63          51,165    2005
                                                           10.00             12.42          35,170    2004
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                    10.74             12.17          71,593    2006
                                                           10.47             10.74          98,397    2005
                                                           10.00             10.47          92,137    2004
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                    11.60             12.90          78,900    2006
                                                           10.79             11.60          82,514    2005
                                                           10.00             10.79          77,097    2004
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      10.56             11.79       1,872,708    2006
                                                           10.37             10.56       2,133,325    2005
                                                           10.00             10.37       1,854,113    2004
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      10.00             10.59              --    2006
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                         10.42             11.88          40,678    2006
                                                           10.36             10.42          42,911    2005
                                                           10.00             10.36          28,214    2004
----------------------------------------------------------------------------------------------------------
  Value Equity Fund                                        10.71             12.39          35,973    2006
                                                           10.49             10.71          39,010    2005
                                                           10.00             10.49          37,191    2004
----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         11.36             12.95        3,753.94    2006
                                                           10.00             11.36             882    2005
----------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     11.03             11.96          82,641    2006
                                                           10.44             11.03          84,527    2005
                                                           10.00             10.44          35,046    2004
----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        12.42             13.30           1,675    2006
                                                           11.24             12.42           1,845    2005
                                                           10.00             11.24             881    2004
----------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         14.21             20.46           7,794    2006
                                                           10.97             14.21           8,285    2005
                                                           10.00             10.97           8,860    2004
----------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------
  Bond Portfolio                                           10.22             10.45              --    2006
                                                           10.14             10.22              --    2005
                                                           10.00             10.14              --    2004
----------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                               $12.03            $14.42             --     2006
                                                                                11.08             12.03             --     2005
                                                                                10.00             11.08             --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                       12.22             14.02             --     2006
                                                                                11.41             12.22             --     2005
                                                                                10.00             11.41             --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                       12.24             13.82             --     2006
                                                                                12.06             12.24             --     2005
                                                                                10.00             12.06             --     2004
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                          10.33             11.82             --     2006
                                                                                10.39             10.33             --     2005
                                                                                10.00             10.39             --     2004
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                                 10.00             10.68             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                                10.00             10.41             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                       10.00             10.98             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1                      10.00              9.98             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                             10.00             10.85             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                          10.00             10.42             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                          10.00             10.20             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1                  10.00             10.25             --     2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.78             11.72         14,077     2006
                                                                                10.02             10.78         15,764     2005
                                                                                10.00             10.02         15,952     2004
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.53             11.61             --     2006
                                                                                10.00             10.53             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.19             11.79          7,963     2006
                                                                                10.01             10.19         10,526     2005
                                                                                10.00             10.01         10,559     2004
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.51             11.07         14,647     2006
                                                                                10.28             10.51         17,590     2005
                                                                                10.00             10.28         19,506     2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         11.14             12.32          2,882     2006
                                                                                10.60             11.14          4,052     2005
                                                                                10.00             10.60          4,255     2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.00             11.09         19,786     2006
                                                                                 9.70             10.00         21,864     2005
                                                                                10.00              9.70         19,998     2004
-------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                    $10.44            $10.91             --     2006
                                                                             10.47             10.44             --     2005
                                                                             10.00             10.47             --     2004
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         10.68             11.70         91,111     2006
                                                                             10.60             10.68         96,024     2005
                                                                             10.00             10.60             --     2004
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            13.81             17.75         18,620     2006
                                                                             12.07             13.81         19,895     2005
                                                                             10.00             12.07         16,456     2004
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             11.11             12.09        137,284     2006
                                                                             10.92             11.11        163,805     2005
                                                                             10.00             10.92        148,028     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 10.47             11.07         48,760     2006
                                                                             10.17             10.47         39,961     2005
                                                                             10.00             10.17         48,453     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    12.39             14.27        123,112     2006
                                                                             11.07             12.39        128,241     2005
                                                                             10.00             11.07        106,323     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.73             12.09         26,070     2006
                                                                             10.34             10.73         29,165     2005
                                                                             10.00             10.34         31,368     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                11.88             13.37         41,048     2006
                                                                             11.03             11.88         34,602     2005
                                                                             10.00             11.03         26,875     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               12.32             12.42          6,836     2006
                                                                             11.21             12.32          8,023     2005
                                                                             10.00             11.21          7,188     2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.38             10.66          2,786     2006
                                                                             10.00             10.38             --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.92             11.69         70,526     2006
                                                                             10.68             10.92         69,800     2005
                                                                             10.00             10.68         63,238     2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.61             10.54          4,561     2006
                                                                             10.32             10.61          4,852     2005
                                                                             10.00             10.32          5,062     2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       9.96             10.17          2,181     2006
                                                                             10.00              9.96             --     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.23             10.43        192,547     2006
                                                                             10.18             10.23        206,991     2005
                                                                             10.00             10.18        140,811     2004
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      11.59             11.53            302     2006
                                                                             10.35             11.59            328     2005
                                                                             10.00             10.35            321     2004
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 13.01             14.50         11,001     2006
                                                                             10.93             13.01          7,208     2005
                                                                             10.00             10.93          7,659     2004
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    14.82             17.71          2,579     2006
                                                                             10.00             14.82          1,436     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation   Accumulation
                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                      Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------
  OTC Fund                                             $10.44            $10.84          6,977     2006
                                                        10.52             10.44          7,745     2005
                                                        10.00             10.52          7,821     2004
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                 11.18             12.74         66,084     2006
                                                        10.95             11.18         72,848     2005
                                                        10.00             10.95         64,668     2004
-------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares         10.80             10.88          4,841     2006
                                                        10.22             10.80          5,151     2005
                                                        10.00             10.22          5,205     2004
-------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

                      Principal Payment Advantage Elected



                                                                                                   Number of
                                                                 Accumulation      Accumulation   Accumulation
                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                   Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $11.14            $12.35         42,701     2006
                                                                     10.76             11.14         58,299     2005
                                                                     10.00             10.76         42,247     2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares              11.50             12.01             --     2006
                                                                     10.77             11.50             --     2005
                                                                     10.00             10.77             --     2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                       10.00             10.78          5,551     2006
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             12.27             15.41         21,939     2006
                                                                     10.62             12.27         27,194     2005
                                                                     10.00             10.62          6,317     2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                  10.00             10.18             --     2006
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           11.23             11.95             --     2006
                                                                     11.04             11.23             --     2005
                                                                     10.00             11.04             --     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.10             12.75         51,636     2006
                                                                     10.81             11.10         44,753     2005
                                                                     10.00             10.81         27,125     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         12.05             15.98         50,106     2006
                                                                     10.53             12.05         46,233     2005
                                                                     10.00             10.53          4,345     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            12.30             12.00         27,161     2006
                                                                     10.91             12.30         27,223     2005
                                                                     10.00             10.91         11,112     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            10.00              9.43             --     2006
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 10.72             12.32             --     2006
                                                                     10.00             10.72             --     2005
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   11.54             14.17            731     2006
                                                                     10.00             11.54             --     2005
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        10.94             10.39          4,065     2006
                                                                     10.00             10.94          3,538     2005
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           10.73             12.51            126     2006
                                                                     10.00             10.73             --     2005
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.93              9.91         15,453     2006
                                                                     10.00              9.93         12,057     2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                10.93             13.04         28,867     2006
                                                                     10.85             10.93         27,209     2005
                                                                     10.00             10.85          9,040     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          11.03             12.61         22,011     2006
                                                                     10.00             11.03             --     2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares           11.74             12.33             --     2006
                                                                     10.83             11.74             --     2005
                                                                     10.00             10.83             --     2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                      $12.09            $13.32         17,223
                                                                                    11.19             12.09         14,600
                                                                                    10.00             11.19          1,334
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          11.87             12.36         71,458
                                                                                    11.25             11.87         63,794
                                                                                    10.00             11.25         32,887
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --             12.88             15.58        137,019
   Class B                                                                          10.98             12.88        145,933
                                                                                    10.00             10.98         61,588
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         11.45             12.11            817
                                                                                    10.00             11.45            804
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.07             10.35          4,477
                                                                                    10.00             10.07          4,252
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              10.83             11.62             --
                                                                                    10.00             10.83             --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.79             12.52             --
                                                                                    10.00             10.79             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              11.51             14.08             --
                                                                                    10.00             11.51             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              11.56             11.39             --
                                                                                    10.00             11.56             --
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.25             10.63             --
                                                                                    10.06             10.25             --
                                                                                    10.00             10.06             --
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.50             10.31             --
                                                                                    10.00             10.50             --
                                                                                    10.00             10.00             --
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.77             11.18             --
                                                                                    10.60             10.77             --
                                                                                    10.00             10.60             --
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                              10.71             11.63         23,397
                                                                                    10.67             10.71         29,657
                                                                                    10.00             10.67         12,116
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                      12.16             13.68             --
                                                                                    11.18             12.16             --
                                                                                    10.00             11.18             --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                10.53             10.40         14,792
                                                                                    10.33             10.53        381,414
                                                                                    10.00             10.33        214,116
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                         10.00             10.40         14,792
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2006
   Class B                                                                   2005
                                                                             2004
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
                                                                             2005
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
                                                                             2005
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2006
                                                                             2005
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
                                                                             2005
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                         2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                  2006
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                       $12.73            $13.93          2,811     2006
                                                                        11.13             12.73             --     2005
                                                                        10.00             11.13             --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         12.58             14.06             --     2006
                                                                        10.62             12.58             --     2005
                                                                        10.00             10.62             --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.37             13.39         51,616     2006
                                                                        10.97             11.37         59,468     2005
                                                                        10.00             10.97         17,355     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.80             11.30         33,614     2006
                                                                        10.43             10.80         32,944     2005
                                                                        10.00             10.43         16,001     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      11.13             12.33             --     2006
                                                                        10.56             11.13             --     2005
                                                                        10.00             10.56             --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              14.14             15.60         62,439     2006
                                                                        12.20             14.14         60,009     2005
                                                                        10.00             12.20         29,081     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.30             12.87             --     2006
                                                                        11.24             11.30             --     2005
                                                                        10.00             11.24             --     2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.38             12.05        821,215     2006
                                                                        10.00             10.38        595,181     2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           10.40             11.32          1,847     2006
                                                                        10.00             10.40          1,209     2005
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       11.02             12.80          3,106     2006
                                                                        10.00             11.02             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   11.16             13.30          2,279     2006
                                                                        10.00             11.16          1,584     2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              10.51             12.50             --     2006
                                                                        10.00             10.51             --     2005
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.25             10.50         71,639     2006
                                                                        10.23             10.25         63,706     2005
                                                                        10.00             10.23         40,814     2004
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   12.57             13.37         20,189     2006
                                                                        11.46             12.57         25,219     2005
                                                                        10.00             11.46         11,252     2004
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     10.04             10.31        261,689     2006
                                                                         9.95             10.04        268,448     2005
                                                                        10.00              9.95        102,071     2004
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.56             11.32             --     2006
                                                                        10.63             10.56             --     2005
                                                                        10.00             10.63             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           14.98             19.57            530     2006
                                                                        13.66             14.98             --     2005
                                                                        10.00             13.66             --     2004
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 11.19             12.68             --     2006
                                                                        10.91             11.19             --     2005
                                                                        10.00             10.91             --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                               $11.90            $13.23          22,509    2006
                                                                       11.07             11.90          25,455    2005
                                                                       10.00             11.07           9,652    2004
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                  10.84             12.11       9,520,799    2006
                                                                       10.66             10.84       8,996,013    2005
                                                                       10.00             10.66       2,646,694    2004
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                  10.00             10.59         271,049    2006
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                     10.75             12.25              --    2006
                                                                       10.69             10.75              --    2005
                                                                       10.00             10.69              --    2004
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                    11.10             12.84             807    2006
                                                                       10.87             11.10              --    2005
                                                                       10.00             10.87              --    2004
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                     11.36             12.95          16,630    2006
                                                                       10.00             11.36          15,261    2005
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 11.37             12.32         256,212    2006
                                                                       10.76             11.37         257,220    2005
                                                                       10.00             10.76         128,105    2004
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    12.52             13.42           3,335    2006
                                                                       11.34             12.52              --    2005
                                                                       10.00             11.34              --    2004
----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                     14.70             21.16              --    2006
                                                                       11.35             14.70              --    2005
                                                                       10.00             11.35          21,993    2004
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                       10.07             10.29           1,213    2006
                                                                       10.00             10.07           1,157    2005
----------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                       11.28             13.51           4,355    2006
                                                                       10.00             11.28           4,865    2005
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              10.88             12.48           2,472    2006
                                                                       10.00             10.88           2,645    2005
----------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              11.35             12.81              --    2006
                                                                       10.00             11.35              --    2005
----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 10.36             11.86              --    2006
                                                                       10.00             10.36              --    2005
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                        10.00             10.68              --    2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                       10.00             10.41           1,122    2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1              10.00             10.98              --    2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1             10.00              9.98              --    2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                    10.00             10.85              --    2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                 10.00             10.42           1,120    2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                 10.00             10.20              --    2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1         10.00             10.25              --    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $11.39            $12.38         26,585     2006
                                                                                10.58             11.39         28,271     2005
                                                                                10.00             10.58          3,798     2004
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.54             11.61         41,334     2006
                                                                                10.00             10.53         13,147     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.84             12.54         12,401     2006
                                                                                10.65             10.84         10,582     2005
                                                                                10.00             10.65          8,999     2004
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  11.10             11.69         18,013     2006
                                                                                10.85             11.10         15,815     2005
                                                                                10.00             10.85          2,119     2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         11.68             12.93             --     2006
                                                                                11.12             11.68             --     2005
                                                                                10.00             11.12             --     2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.94             12.13         17,769     2006
                                                                                10.61             10.94         15,613     2005
                                                                                10.00             10.61         13,398     2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.15             10.59             --     2006
                                                                                10.00             10.15             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.30             11.29        558,317     2006
                                                                                10.00             10.30        465,085     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               14.23             18.30            585     2006
                                                                                12.44             14.23             --     2005
                                                                                10.00             12.44             --     2004
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                11.11             12.09        381,484     2006
                                                                                10.92             11.11        402,956     2005
                                                                                10.00             10.92        132,008     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.99             11.62            335     2006
                                                                                10.68             10.99             --     2005
                                                                                10.00             10.68             --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       12.97             14.95             --     2006
                                                                                11.59             12.97             --     2005
                                                                                10.00             11.59             --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             11.20             12.63          7,042     2006
                                                                                10.80             11.20             --     2005
                                                                                10.00             10.80             --     2004
-------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares               $12.68            $14.28         32,296     2006
                                                                             11.78             12.68         32,893     2005
                                                                             10.00             11.78          6,730     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               12.37             12.47             --     2006
                                                                             11.26             12.37             --     2005
                                                                             10.00             11.26             --     2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.38             10.66             --     2006
                                                                             10.00             10.38             --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        11.04             11.82         48,700     2006
                                                                             10.81             11.04         39,094     2005
                                                                             10.00             10.81         13,214     2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.96             10.88         25,398     2006
                                                                             10.66             10.96         17,190     2005
                                                                             10.00             10.66          7,912     2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       9.96             10.17        177,748     2006
                                                                             10.00              9.96        130,107     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.38             10.57        228,944     2006
                                                                             10.32             10.38        231,271     2005
                                                                             10.00             10.32        102,615     2004
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      12.21             12.15          5,717     2006
                                                                             10.91             12.21          3,973     2005
                                                                             10.00             10.91            662     2004
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 13.48             15.04          5,393     2006
                                                                             11.33             13.48             --     2005
                                                                             10.00             11.33             --     2004
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    14.82             17.71             --     2006
                                                                             10.00             14.82             --     2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   11.25             11.69             --     2006
                                                                             11.34             11.25             --     2005
                                                                             10.00             11.34             --     2004
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      11.57             13.18        103,630     2006
                                                                             11.32             11.57        105,107     2005
                                                                             10.00             11.32         15,109     2004
----------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              11.38             11.46             --     2006
                                                                             10.77             11.38             --     2005
                                                                             10.00             10.77             --     2004
----------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund --VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

                      Guaranteed Income Advantage Elected


For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.


                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      $10.83            $11.99          3,875     2006
                                                                      10.00             10.83          1,892     2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               11.52             12.01             --     2006
                                                                      10.00             11.52             18     2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                        10.00             10.77             --     2006
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                11.45             15.97             --     2006
                                                                      10.00             11.45             --     2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares              11.89             14.91          8,684     2006
                                                                      10.00             11.89            915     2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                   10.00             10.17             --     2006
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B            11.65             12.39             --     2006
                                                                      10.00             11.65             --     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            10.62             12.18         14,847     2006
                                                                      10.00             10.62          7,585     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          11.85             15.70         25,655     2006
                                                                      10.00             11.85         12,224     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             12.31             12.00             --     2006
                                                                      10.00             12.31             --     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             10.00              9.42             --     2006
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                  10.71             12.30             --     2006
                                                                      10.00             10.71             --     2005
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.93              9.89          1,186     2006
                                                                      10.00              9.93            750     2005
---------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    11.53             14.14             --     2006
                                                                      10.00             11.53             --     2005
---------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                         10.93             10.37             --     2006
                                                                      10.00             10.93             --     2005
---------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            10.73             12.49             --     2006
                                                                      10.00             10.73             --     2005
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 10.74             12.80          3,373     2006
                                                                      10.00             10.74          1,891     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           11.03             12.59         22,701     2006
                                                                      10.00             11.03          4,862     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            11.58             12.15             --     2006
                                                                      10.00             11.58             --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         11.91             13.11          5,470     2006
                                                                      10.00             11.91          1,613     2005
---------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation      Accumulation
                                                                                   Unit Values at    Unit Values at
Subaccounts                                                                      Beginning of Period End of Period
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                             $11.21            $11.66
                                                                                        10.00             11.21
--------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         12.51             15.12
                                                                                        10.00             12.51
--------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares             11.44             12.09
                                                                                        10.00             11.44
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                            10.06             10.33
                                                                                        10.00             10.06
--------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  10.83             11.60
                                                                                        10.00             10.83
--------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                                   10.78             12.50
                                                                                        10.00             10.78
--------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                                  11.50             14.05
                                                                                        10.00             11.50
--------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                                  11.54             11.37
                                                                                        10.00             11.54
--------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          10.13             10.49
                                                                                        10.00             10.13
--------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                     11.22             11.00
                                                                                        10.00             11.22
--------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    11.26             11.67
                                                                                        10.00             11.26
--------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.40             11.27
                                                                                        10.00             10.40
--------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          11.90             13.38
                                                                                        10.00             11.90
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                    10.57             11.10
                                                                                        10.00             10.57
--------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.39
--------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        11.86             12.96
                                                                                        10.00             11.86
--------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         12.77             14.25
                                                                                        10.00             12.77
--------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.89             12.81
                                                                                        10.00             10.89
--------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               11.14             11.65
                                                                                        10.00             11.14
--------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      11.06             12.24
                                                                                        10.00             11.06
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              12.08             13.32
                                                                                        10.00             12.08
--------------------------------------------------------------------------------------------------------------------


                                                                                   Number of
                                                                                  Accumulation
                                                                                 Unit Values at
Subaccounts                                                                      End of Period  Year
----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                           19,687     2006
                                                                                     10,339     2005
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       9,065     2006
                                                                                      3,715     2005
----------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares              --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                             --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                   --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                                    --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                                   --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                                   --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                        3,982     2006
                                                                                      3,813     2005
----------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                     625     2006
                                                                                         77     2005
----------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                     --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                1,282     2006
                                                                                      1,288     2005
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        9,632     2006
                                                                                     10,276     2005
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                    971     2006
                                                                                      6,846     2005
----------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                              --     2006
----------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                     71,914     2006
                                                                                     44,814     2005
----------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                          --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                      7,924     2006
                                                                                      9,849     2005
----------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                             3,523     2006
                                                                                        742     2005
----------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      974     2006
                                                                                        106     2005
----------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                           16,107     2006
                                                                                      9,512     2005
----------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                  $11.66            $13.26           4,350    2006
                                                                      10.00             11.66           2,272    2005
---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.37             12.02          54,434    2006
                                                                      10.00             10.37          20,314    2005
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         10.39             11.30              --    2006
                                                                      10.00             10.39              --    2005
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     11.00             12.78           2,258    2006
                                                                      10.00             11.00              --    2005
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 11.15             13.28              --    2006
                                                                      10.00             11.15              --    2005
---------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            10.50             12.48              --    2006
                                                                      10.00             10.50              --    2005
---------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.02           2,675    2006
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         10.03             10.26           5,207    2006
                                                                      10.00             10.03           1,021    2005
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                 11.56             12.29          11,813    2006
                                                                      10.00             11.56           2,548    2005
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   10.08             10.34          14,256    2006
                                                                      10.00             10.08           2,028    2005
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                          10.69             11.44           4,959    2006
                                                                      10.00             10.69           5,169    2005
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                         11.29             14.72          14,371    2006
                                                                      10.00             11.29           4,252    2005
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               10.76             12.18          15,904    2006
                                                                      10.00             10.76          10,486    2005
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                               11.30             12.55          10,749    2006
                                                                      10.00             11.30           9,631    2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 10.60             11.83       2,121,338    2006
                                                                      10.00             10.60       3,352,669    2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 10.00             10.58         276,682    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                    10.52             11.98              99    2006
                                                                      10.00             10.52             136    2005
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                   10.55             12.19           7,811    2006
                                                                      10.00             10.55           3,721    2005
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                    11.35             12.93          14,614    2006
                                                                      10.00             11.35           7,269    2005
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                10.92             11.83           7,842    2006
                                                                      10.00             10.92           4,871    2005
---------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                   11.50             12.31           3,628    2006
                                                                      10.00             11.50           1,282    2005
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      10.06             10.28              --    2006
                                                                      10.00             10.06              --    2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                               $11.27            $13.49             --     2006
                                                                                10.00             11.27            `--     2005
-------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                       10.87             12.46             --     2006
                                                                                10.00             10.87             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                       11.34             12.79             --     2006
                                                                                10.00             11.34             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                          10.35             11.84             --     2006
                                                                                10.00             10.35             --     2005
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                                 10.00             10.68             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                                10.00             10.40             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                       10.00             10.97             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1                      10.00              9.97             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                             10.00             10.84             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                          10.00             10.41             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                          10.00             10.19             --     2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1                  10.00             10.24             --     2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          11.69             12.69          8,739     2006
                                                                                10.00             11.69          6,688     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.53             11.59             --     2006
                                                                                10.00             10.53             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.94             12.64          8,563     2006
                                                                                10.00             10.94          2,074     2005
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.98             11.56          2,829     2006
                                                                                10.00             10.98             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         11.00             12.16          1,319     2006
                                                                                10.00             11.00             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           12.02             13.30            240     2006
                                                                                10.00             12.02             66     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.13             10.58             --     2006
                                                                                10.00             10.13             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.30             11.27         11,109     2006
                                                                                10.00             10.30          9,494     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               11.45             14.70         13,738     2006
                                                                                10.00             11.45          6,941     2005
-------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                            $10.44            $11.35          4,045     2006
                                                                             10.00             10.44             --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 10.86             11.47          2,858     2006
                                                                             10.00             10.86          2,746     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    11.94             13.74         34,137     2006
                                                                             10.00             11.94         19,407     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.88             12.24         10,632     2006
                                                                             10.00             10.88            233     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                11.81             13.27         17,891     2006
                                                                             10.00             11.81          2,225     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               11.67             11.76          5,110     2006
                                                                             10.00             11.67          2,610     2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.38             10.64         33,964     2006
                                                                             10.00             10.38         10,947     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.49             11.22          4,735     2006
                                                                             10.00             10.49          3,325     2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.03              9.94          2,929     2006
                                                                             10.00             10.03            615     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       9.96             10.15            733     2006
                                                                             10.00              9.96            278     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.18         30,803     2006
                                                                             10.00             10.00         14,542     2005
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      12.03             11.96             --     2006
                                                                             10.00             12.03             --     2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 12.28             13.68         18,155     2006
                                                                             10.00             12.28          7,447     2005
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    14.81             17.68         16,366     2006
                                                                             10.00             14.81          7,259     2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   11.41             11.83             71     2006
                                                                             10.00             11.41             93     2005
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.52             11.97         19,787     2006
                                                                             10.00             10.52         14,005     2005
----------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              11.37             11.44            873     2006
                                                                             10.00             11.37            347     2005
----------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

                         Lifetime Income Plus Elected



                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      $10.50            $11.62          59,565    2006
                                                                      10.00             10.50           8,106    2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               10.60             11.05              --    2006
                                                                      10.00             10.60              --    2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                        10.00             10.77          14,525    2006
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                10.72             14.94              --    2006
                                                                      10.00             10.72              --    2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares              10.73             14.10       1,057,926    2006
                                                                      10.00             10.73          22,579    2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                   10.00             10.16              --    2006
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B            10.64             11.30              --    2006
                                                                      10.00             10.64              --    2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            10.50             12.03          51,524    2006
                                                                      10.00             10.50          14,249    2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          10.66             14.10       1,057,926    2006
                                                                      10.00             10.66          42,816    2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             10.93             10.64          61,038    2006
                                                                      10.00             10.93           9,845    2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             10.00              9.41              --    2006
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                  10.28             11.79           6,173    2006
                                                                      10.00             10.28              --    2005
---------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    10.66             13.06          55,886    2006
                                                                      10.00             10.66              --    2005
---------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                         10.57             10.02           1,107    2006
                                                                      10.00             10.57              --    2005
---------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            10.55             12.27           8,445    2006
                                                                      10.00             10.55              --    2005
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            10.00              9.95          78,258    2006
                                                                      10.00             10.00           6,011    2005
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 10.48             12.48          98,645    2006
                                                                      10.00             10.48          31,255    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           10.36             11.82       1,530,622    2006
                                                                      10.00             10.36              --    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            10.86             11.37              --    2006
                                                                      10.00             10.86              --    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         10.58             11.63          28,709    2006
                                                                      10.00             10.58           4,519    2005
---------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            10.64             11.06          97,033    2006
                                                                      10.00             10.64          28,213    2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --            $11.16            $13.47        656,166
   Class B                                                                          10.00             11.16         42,691
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         10.49             11.08            964
                                                                                    10.00             10.49             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.03             10.28         24,770
                                                                                    10.00             10.03             --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              10.52             11.25            258
                                                                                    10.00             10.52             --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.50             12.16          4,653
                                                                                    10.00             10.50             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              10.32             12.60            638
                                                                                    10.00             10.32             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              10.63             10.46             --
                                                                                    10.00             10.63             --
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.03             10.38             --
                                                                                    10.00             10.03             --
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.65             10.43             --
                                                                                    10.00             10.65             --
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.48             10.85             --
                                                                                    10.00             10.48             --
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                              10.11             10.95         19,538
                                                                                    10.00             10.11          9,771
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                      10.61             11.91             --
                                                                                    10.00             10.61             --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                10.32             10.83        554,959
                                                                                    10.00             10.32        130,856
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                         10.00             10.39        728,725
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    10.68             11.66        331,204
                                                                                    10.00             10.68             --
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                     10.85             12.10             --
                                                                                    10.00             10.85             --
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                    10.52             12.35         96,727
                                                                                    10.00             10.52         11,565
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                           10.52             10.99         85,271
                                                                                    10.00             10.52         22,057
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                  10.55             11.67             --
                                                                                    10.00             10.55             --
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                          10.66             11.74        129,788
                                                                                    10.00             10.66         27,751
-------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                 10.75             12.23             --
                                                                                    10.00             10.75             --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2006
   Class B                                                                   2005
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
                                                                             2005
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
                                                                             2005
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2006
                                                                             2005
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
                                                                             2005
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
                                                                             2005
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2006
                                                                             2005
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2006
                                                                             2005
---------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       2006
                                                                             2005
---------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               2006
                                                                             2005
---------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                         2006
                                                                             2005
---------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                  2006
---------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             2006
                                                                             2005
---------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2              2006
                                                                             2005
---------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             2006
                                                                             2005
---------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                    2006
                                                                             2005
---------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                           2006
                                                                             2005
---------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                   2006
                                                                             2005
---------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                          2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                  $ 9.92            $11.49       15,040,191   2006
                                                                      10.00              9.92        2,130,020   2005
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         10.34             11.24           45,970   2006
                                                                      10.00             10.34               --   2005
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     10.42             12.07          320,994   2006
                                                                      10.00             10.42               --   2005
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 10.37             12.35           65,204   2006
                                                                      10.00             10.37               --   2005
---------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            10.18             12.08               --   2006
                                                                      10.00             10.18               --   2005
---------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.01            1,569   2006
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         10.02             10.24          913,792   2006
                                                                      10.00             10.02           19,435   2005
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                 10.52             11.17           38,943   2006
                                                                      10.00             10.52           14,342   2005
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   10.04             10.29          813,420   2006
                                                                      10.00             10.04           69,707   2005
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                          10.39             11.10               --   2006
                                                                      10.00             10.39               --   2005
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                         10.71             13.97            1,008   2006
                                                                      10.00             10.71               --   2005
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               10.42             11.79               --   2006
                                                                      10.00             10.42               --   2005
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                               10.37             11.50           52,682   2006
                                                                      10.00             10.37           18,574   2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 10.38             11.57       12,265,586   2006
                                                                      10.00             10.38        3,862,617   2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 10.00             10.58       13,865,027   2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                    10.35             11.78               --   2006
                                                                      10.00             10.35               --   2005
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                   10.34             11.94               --   2006
                                                                      10.00             10.34               --   2005
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                    10.39             11.82           75,276   2006
                                                                      10.00             10.39           16,475   2005
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                10.43             11.28          822,673   2006
                                                                      10.00             10.43           92,457   2005
---------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                   10.51             11.24          400,957   2006
                                                                      10.00             10.51               --   2005
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      10.00             10.20            4,450   2006
                                                                      10.00             10.00               --   2005
---------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                      10.52             12.58            4,228   2006
                                                                      10.00             10.52               --   2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                      $10.39            $11.89           4,779    2006
                                                                                10.00             10.39              --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                       10.36             11.67              --    2006
                                                                                10.00             10.36              --    2005
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                          10.30             11.77              --    2006
                                                                                10.00             10.30              --    2005
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                                 10.00             10.67              --    2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                                10.00             10.40          73,873    2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                       10.00             10.97              --    2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1                      10.00              9.96              --    2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                             10.00             10.83              --    2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                          10.00             10.40          73,743    2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                          10.00             10.24              --    2006
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1                  10.00             10.18              --    2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.42             11.30          43,504    2006
                                                                                10.00             10.42           8,711    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.32             11.35         410.035    2006
                                                                                10.00             10.32         122,807    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.30             11.90          50,433    2006
                                                                                10.00             10.30          14,079    2005
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.44             10.97          33,287    2006
                                                                                10.00             10.44           2,989    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.49             11.59              --    2006
                                                                                10.00             10.49              --    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.61             11.74          35,867    2006
                                                                                10.00             10.61           5,786    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.44             10.45              --    2006
                                                                                10.00             10.44              --    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.18             11.13       1,736,437    2006
                                                                                10.00             10.18         406,333    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               10.02             12.85           1,089    2006
                                                                                10.00             10.02              --    2005
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.06             10.92         826,704    2006
                                                                                10.00             10.06         116,050    2005
-------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                $10.57            $11.15          22,924    2006
                                                                             10.00             10.57              --    2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    10.61             12.20              --    2006
                                                                             10.00             10.61              --    2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.46             11.76         735,944    2006
                                                                             10.00             10.46              --    2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                10.58             11.88         100,378    2006
                                                                             10.00             10.58          22,254    2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               10.64             10.70              --    2006
                                                                             10.00             10.64              --    2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.11             10.36              --    2006
                                                                             10.00             10.11              --    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.11             10.80          47,316    2006
                                                                             10.00             10.11          21,085    2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.04              9.95         397,534    2006
                                                                             10.00             10.04           1,323    2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       9.99             10.18         640,783    2006
                                                                             10.00              9.99         140,073    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       9.99             10.16       2,016,273    2006
                                                                             10.00              9.99          51,217    2005
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.77             10.69          22,762    2006
                                                                             10.00             10.77           5,141    2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.67             11.88         686,023    2006
                                                                             10.00             10.67              --    2005
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.96             13.08           2,485    2006
                                                                             10.00             10.96              --    2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   10.51             10.90              --    2006
                                                                             10.00             10.51              --    2005
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.54             11.98         328,774    2006
                                                                             10.00             10.54          52,985    2005
----------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.53             10.59              --    2006
                                                                             10.00             10.53              --    2005
----------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

        Payment Optimizer Plus (for Single Annuitant contracts) Elected



                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                    $10.00            $10.59              0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                     10.00             10.77              0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             10.00              9.85              0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                            10.00             11.00         45,553
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              10.00             12.73              0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 10.00             10.17              0
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                          10.00             10.22              0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          10.00             11.04              0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                        10.00             11.17        104,371
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           10.00              9.88              0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                           10.00              9.42              0
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                10.00             11.03              0
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  10.00             10.78         13,794
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       10.00              9.67              0
------------------------------------------------------------------------------------------------------------------------------
  UP Value Fund -- Class I                                                          10.00             11.17          2,027
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          10.00             10.15          6,595
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               10.00             11.13              0
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         10.00             10.46        403,285
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          10.00             10.07              0
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       10.00              9.97              0
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          10.00             10.20              0
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --
   Class B                                                                          10.00             10.57         55,776
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         10.00              9.77              0
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.00             10.19              0
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares              10.00             10.52              0
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.00             11.13              0
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              10.00             10.49              0
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              10.00              9.87              0
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                   10.00             10.23              0
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.00             10.13              0
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.00              9.98              0
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              2006
---------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                              2006
---------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      2006
---------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     2006
---------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                       2006
---------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                          2006
---------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                   2006
---------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   2006
---------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 2006
---------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    2006
---------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    2006
---------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         2006
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2006
---------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                2006
---------------------------------------------------------------------------------
  UP Value Fund -- Class I                                                   2006
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2006
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2006
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2006
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2006
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2006
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2006
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --
   Class B                                                                   2006
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares       2006
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2006
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                            2006
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2006
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2006
---------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $10.00            $10.57               0   2006
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                            10.00             10.34               0   2006
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                               10.00             10.39          45,628   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                          10.00             10.25          36,406   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2           10.00             10.16               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                          10.00             11.00               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        10.00             10.56               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                 10.00             10.09               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                10.00              9.80               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                       10.00             10.58               0   2006
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                       10.00             11.07         551,805   2006
------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                               10.70           9,460
------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                         10.00             10.88          34,599   2006
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                                       10.81          14,733
------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                                 10.87               0
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                      10.00             11.02               0   2006
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                             10.00             10.35          79,296   2006
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                     10.00              9.92               0   2006
------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                       10.00             10.19          16,182   2006
------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                              10.00             10.45               0   2006
------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                             10.00             12.18               0   2006
------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                   10.00             10.84               0   2006
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                   10.00              9.93               0   2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                     10.00             10.58       1,286,973   2006
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                        10.00             10.82               0   2006
------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                       10.00             10.92               0   2006
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                    10.00             10.53          20,746   2006
------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                       10.00             10.44          39,101   2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                           10.00             10.68               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                          10.00             10.40          16,159   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                 10.00             10.97               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1         10.00              9.97               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                       10.00             10.84               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                    10.00             10.41          16,132   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                    10.00             10.19               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio                     10.00             10.24               0   2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.00            $10.32              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.00             10.66         39,823    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.00             10.73              0    2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.00             10.26              0    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.00             10.64              0    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.00             10.40              0    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.00             10.68         43,330    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               10.00             12.17              0    2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.00             10.78         32,450    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.00             10.18          5,495    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.00             10.59              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.00             10.70         78,861    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   10.00              9.94              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  10.00              9.60              0    2006
------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   10.00             10.37              0    2006
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           10.00             10.50         35,748    2006
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            10.00             10.60         30,642    2006
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         10.00             10.21              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         10.00             10.33        158,602    2006
------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                    10.00             10.56         69,893    2006
------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                                10.00             10.01              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                       10.00              9.57              0    2006
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                      10.00             10.25              0    2006
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                         10.00             10.93         15,157    2006
------------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                                 10.00              9.57              0    2006
------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

The following funds were added effective may 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                    $10.00            $10.58              0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                     10.00             10.75              0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             10.00              9.84              0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                            10.00             10.98         45,570
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              10.00             12.71              0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 10.00             10.15              0
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                          10.00             10.20              0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          10.00             11.02              0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                        10.00             11.16        104,544
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           10.00              9.86              0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                           10.00              9.40              0
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                10.00             11.02              0
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  10.00             10.76          9,053
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       10.00              9.65              0
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          10.00             10.14          4,351
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.                                          10
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          10.00             11.16          1,333
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               10.00             11.11              0
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         10.00             10.44        276,534
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          10.00             10.06              0
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       10.00              9.96              0
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          10.00             10.18              0
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --
   Class B                                                                          10.00             10.56         55,832
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         10.00              9.75              0
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.00             10.17              0
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares              10.00             10.50              0
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.00             11.11              0
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              10.00             10.47              0
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              10.00              9.85              0
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.00             10.21              0
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.00             10.11              0
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.00              9.96              0
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              2006
---------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                              2006
---------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      2006
---------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     2006
---------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                       2006
---------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                          2006
---------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                   2006
---------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   2006
---------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 2006
---------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    2006
---------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    2006
---------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         2006
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2006
---------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                2006
---------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   2006
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.                                2006
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2006
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2006
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2006
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2006
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2006
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2006
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --
   Class B                                                                   2006
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares       2006
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2006
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2006
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2006
---------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $10.00            $10.56               0   2006
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                            10.00             10.32               0   2006
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                               10.00             10.38         238,725   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                          10.00             10.24          34,925   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2           10.00             10.14               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                          10.00             10.98               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        10.00             10.55               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                 10.00             10.07               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                10.00              9.78               0   2006
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                       10.00             10.57               0   2006
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                       10.00             11.05       1,041,563   2006
------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares             10.00             10.68           6,229   2006
------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                         10.00             10.86          33,182   2006
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                     10.00             10.79           9,677   2006
------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares               10.00             10.85               0   2006
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                      10.00             11.00               0   2006
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                             10.00             10.34          79,378   2006
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                     10.00              9.90               0   2006
------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                       10.00             10.17          16,191   2006
------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                              10.00             10.43               0   2006
------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                             10.00             12.16               0   2006
------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                   10.00             10.83               0   2006
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                   10.00              9.92               0   2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                     10.00             10.57       1,511,287   2006
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                        10.00             10.80               0   2006
------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                       10.00             10.90               0   2006
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                    10.00             10.51          18,417   2006
------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                       10.00             10.42          39,179   2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                           10.00             10.66               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                          10.00             10.39          10,653   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                 10.00             10.96               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1         10.00              9.95               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                       10.00             10.82               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                    10.00             10.39          10,641   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                    10.00             10.17               0   2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio                     10.00             10.23               0   2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.00            $10.30              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.00             10.64         19,211    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.00             10.71              0    2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.00             10.25              0    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.00             10.62              0    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.00             10.39              0    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.00             10.66         43,333    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                              10.00             12.15              0    2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.00             10.76         23,000    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.00             10.16          3,619    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.00             10.57              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.00             10.68         75,692    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   10.00              9.93              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  10.00              9.59              0    2006
------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   10.00             10.35              0    2006
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           10.00             10.48         34,294    2006
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            10.00             10.59         30,692    2006
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         10.00             10.20              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         10.00             10.31        158,759    2006
------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                    10.00             10.54         69,935    2006
------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                                10.00             10.00              0    2006
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                       10.00              9.55              0    2006
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                      10.00             10.23              0    2006
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust                                                                                          2006
------------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                         10.00             10.91         15,166    2006
------------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                                 10.00              9.55              0    2006
------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

The following funds were added effective may 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                    $10.00            $10.58             0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                     10.00             10.76             0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             10.00              9.84             0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                            10.00             10.99         7,519
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              10.00             12.72             0
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 10.00             10.16             0
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                          10.00             10.21             0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          10.00             11.03             0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                        10.00             11.16        17,262
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           10.00              9.87             0
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                           10.00              9.41             0
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                10.00             11.02             0
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  10.00             10.76         3,115
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       10.00              9.66             0
------------------------------------------------------------------------------------------------------------------------------
  UP Value Fund -- Class I                                                          10.00             11.16           458
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          10.00             10.14         1,496
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               10.00             11.11             0
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         10.00             10.45        27,076
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          10.00             10.06             0
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       10.00              9.96             0
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          10.00             10.19             0
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --
   Class B                                                                          10.00             10.56         9,186
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         10.00              9.76             0
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.00             10.51             0
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares              10.00             10.18             0
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.00             11.12             0
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              10.00             10.48             0
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              10.00              9.86             0
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.00             10.22             0
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.00             10.12             0
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.00              9.97             0
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              2006
---------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                              2006
---------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      2006
---------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     2006
---------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                       2006
---------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                          2006
---------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                   2006
---------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   2006
---------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 2006
---------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    2006
---------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    2006
---------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         2006
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2006
---------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                2006
---------------------------------------------------------------------------------
  UP Value Fund -- Class I                                                   2006
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2006
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2006
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2006
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2006
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2006
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2006
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --
   Class B                                                                   2006
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares       2006
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2006
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2006
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2006
---------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $10.00            $10.56              0    2006
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                            10.00             10.33              0    2006
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds                             10.00
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                               10.00             10.38          6,510    2006
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                          10.00             10.24          6,282    2006
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2           10.00             10.15              0    2006
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                          10.00             10.99              0    2006
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        10.00             10.55              0    2006
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                 10.00             10.08              0    2006
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                10.00              9.79              0    2006
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                       10.00             10.57              0    2006
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                       10.00             11.06         91,057    2006
------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares             10.00             10.69          2,141    2006
------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                         10.00             10.87          5,972    2006
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                     10.00             10.80          3,329    2006
------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares               10.00             10.86              0    2006
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                      10.00             11.01              0    2006
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                             10.00             10.34         13,079    2006
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                     10.00              9.91              0    2006
------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                       10.00             10.18          2,667    2006
------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                              10.00             10.44              0    2006
------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                             10.00             12.17              0    2006
------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                   10.00             10.83              0    2006
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                   10.00              9.92              0    2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                     10.00             10.57        140,284    2006
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                        10.00             10.81              0    2006
------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                       10.00             10.91              0    2006
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                    10.00             10.52          2,602    2006
------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                       10.00             10.42          6,479    2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                           10.00             10.67              0    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                          10.00             10.39          3,662    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                 10.00             10.96              0    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1         10.00              9.96              0    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                       10.00             10.83              0    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                    10.00             10.40          3,654    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                    10.00             10.18              0    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio                     10.00             10.23              0    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.00            $10.31             0     2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.00             10.65         1,394     2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.00             10.72             0     2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.00             10.25             0     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.00             10.63             0     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.00             10.39             0     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.00             10.67         3,795     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                              10.00             12.16             0     2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.00             10.77         3,920     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.00             10.17         1,243     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.00             10.58             0     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.00             10.69        13,614     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   10.00              9.93             0     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  10.00              9.59             0     2006
------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   10.00             10.36             0     2006
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           10.00             10.49         6,161     2006
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            10.00             10.59         5,057     2006
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         10.00             10.20             0     2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         10.00             10.32        26,160     2006
------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                    10.00             10.55        11,564     2006
------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                                10.00             10.00             0     2006
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                       10.00              9.56             0     2006
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                      10.00             10.24             0     2006
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                         10.00             10.91         2,506     2006
------------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                                 10.00              9.56             0     2006
------------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

The following funds were added effective may 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust - ETF 60 Portfolio -- Class II Shares


Lifetime Income Plus 2007 was added effective May 1, 2007. Therefore, no condensed financial information is available with this option.

TABLE OF CONTENTS

Statement of Additional Information

The Company.......................................................................................................... B-3

The Separate Account................................................................................................. B-3

Additional Information About the Guarantee Account................................................................... B-3

The Contracts........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

Termination of Participation Agreements.............................................................................. B-4

Calculation of Performance Data...................................................................................... B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund
     -- Money Market Portfolio....................................................................................... B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

Tax Matters.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

General Provisions................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans........................................................ B-9

Regulation of Genworth Life and Annuity Insurance Company............................................................ B-9

Experts.............................................................................................................. B-9

Financial Statements................................................................................................. B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2007, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative

The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


The Company......................................................................................................... B-3

The Separate Account................................................................................................ B-3

Additional Information About the Guarantee Account.................................................................. B-3

The Contracts....................................................................................................... B-4
   Transfer of Annuity Units........................................................................................ B-4
   Net Investment Factor............................................................................................ B-4

Termination of Participation Agreements............................................................................. B-4

Calculation of Performance Data..................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio................................................................................. B-5
   Other Subaccounts................................................................................................ B-6
   Other Performance Data........................................................................................... B-7

Tax Matters......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company.......................................................... B-7
   IRS Required Distributions....................................................................................... B-8

General Provisions.................................................................................................. B-8
   Using the Contracts as Collateral................................................................................ B-8
   The Beneficiary.................................................................................................. B-8
   Non-Participating................................................................................................ B-8
   Misstatement of Age or Gender.................................................................................... B-8
   Incontestability................................................................................................. B-8
   Statement of Values.............................................................................................. B-8
   Trust as Owner or Beneficiary.................................................................................... B-9
   Written Notice................................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans....................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company........................................................... B-9

Experts............................................................................................................. B-9

Financial Statements................................................................................................ B-9

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Due to the mergers of FHL and FCL, the Company acquired ownership in American Mayflower Life Insurance Company of New York ("AML"). Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML was merged into GLICNY with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

  . Protection. We offer customers life insurance, including term and universal life, and accident and health insurance, including Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Retail products include: individual fixed and variable annuities; group variable annuities offered through retirement plans; single premium immediate annuities; and variable life insurance. Institutional products include: guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").

We also have Corporate and Other activities, which consist primarily of unallocated net investment gains (losses), corporate income, expenses and income taxes.

We principally offer annuity contracts, GICs, funding agreements, FABNs, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principle offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one year advance written notice.


MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.


The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.

XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.


Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield: 3.35% as of December 31, 2006
Effective Yield: 3.40% as of December 31, 2006


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield: 3.27% as of December 31, 2006
Effective Yield: 3.32% as of December 31, 2006


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral


A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.


A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans


On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


Regulation of Genworth Life and Annuity Insurance Company

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated "historical" and "as-if-pooled" financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of the Separate Account as of December 31, 2006, and for each of the years or lesser periods in the two-year period ended December 31, 2006, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The audit report on the consolidated "as-if-pooled" financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated "as-if-pooled" financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules incorporated by reference herein also give retroactive effect to the Mergers.

The reports of KPMG LLP dated March 12, 2007 with respect to the consolidated "historical" and "as-if-pooled" financial statements and schedules of Genworth Life and Annuity Insurance Company and subsidiaries refer to a change in accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


Financial Statements


The Statement of Additional Information contains the consolidated "historical" and "as-if-pooled" financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2006

                                                       Page
                                                       -----
Independent Registered Public Accounting Firm's Report   F-1

Statements of Assets and Liabilities..................   F-3

Statements of Operations..............................  F-32

Statements of Changes in Net Assets...................  F-62

Notes to Financial Statements......................... F-114

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth -- Series I Shares, AIM V.I. Technology
Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R)
Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growh V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series --Class B; Dreyfus -- Dreyfus Investment
Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP --Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund
II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset ManagerSM Portfolio --Initial Class, VIP Asset ManagerSM Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R)
Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation
Portfolio -- Service Class 2, VIP Equity -- Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 shares, Total Return Fund -- Class 3 shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth
Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth
Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index

Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II, Legg Mason Partners Variable Investors Portfolio -- Class I, Legg Mason Partners Variable Strategic Bond Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class II; Legg Mason Partners Variable Portfolios
II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock
Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio --Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio --Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series
Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison
Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares, SP William Blair International Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Van Kampen Life Investment Trust --Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares) as of December 31, 2006, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2006, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
April 13, 2007

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2006

                                                                AIM Variable Insurance Funds
                                              ----------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.
                                                                   Capital         Capital        AIM V.I.
                                               AIM V.I. Basic   Appreciation     Development     Core Equity
                               Consolidated    Value Fund --       Fund --         Fund --         Fund --
                                  Total       Series II shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):.... $10,024,173,165    29,813,459      30,237,919        17,499        29,721,116
Dividend receivable..........      13,771,975            --              --            --                --
Receivable from
  affiliate (note 4b)........             871             2              13            --                --
Receivable for units sold....       8,922,632         3,033              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Total assets..........  10,046,868,643    29,816,494      30,237,932        17,499        29,721,116
                              ---------------    ----------      ----------        ------        ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,336,983         3,936           3,904             1             3,855
Payable for units
  withdrawn..................       4,411,677            --          13,686            --            17,525
                              ---------------    ----------      ----------        ------        ----------
       Total liabilities.....       5,748,660         3,936          17,590             1            21,380
                              ---------------    ----------      ----------        ------        ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 9,993,445,709    29,812,558      30,220,342        17,498        29,699,736
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      23,465,901            --              --            --                --
   Genworth Life and
     Annuity (note 4d).......      24,208,373            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Net assets............ $10,041,119,983    29,812,558      30,220,342        17,498        29,699,736
                              ===============    ==========      ==========        ======        ==========
Investments in
  securities, at cost........ $ 8,944,631,936    25,966,533      26,019,412        14,429        27,417,285
                              ===============    ==========      ==========        ======        ==========
Shares outstanding...........     751,575,489     2,251,772       1,153,239           950         1,091,885
                              ===============    ==========      ==========        ======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                                  AIM V.I.         AIM V.I.
                                  AIM V.I.       Government     International      AIM V.I.
                                Global Real      Securities         Growth         Large Cap
                               Estate Fund --      Fund --         Fund --         Growth --
                              Series II shares Series I shares Series II shares Series I shares
                              ---------------- --------------- ---------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $47,485          15,557         43,397,472        28,615
Dividend receivable..........          --              --                 --            --
Receivable from
  affiliate (note 4b)........          --              --                  2            --
Receivable for units sold....           4              --             39,478             2
                                  -------          ------         ----------        ------
       Total assets..........      47,489          15,557         43,436,952        28,617
                                  -------          ------         ----------        ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           6               1              6,151             3
Payable for units
  withdrawn..................          --              --                 --            --
                                  -------          ------         ----------        ------
       Total liabilities.....           6               1              6,151             3
                                  -------          ------         ----------        ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $47,483          15,556         43,111,276        28,614
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --              --            319,525            --
   Genworth Life and
     Annuity (note 4d).......          --              --                 --            --
                                  -------          ------         ----------        ------
       Net assets............     $47,483          15,556         43,430,801        28,614
                                  =======          ======         ==========        ======
Investments in
  securities, at cost........     $39,334          15,950         38,005,384        26,651
                                  =======          ======         ==========        ======
Shares outstanding...........       1,662           1,318          1,488,764         2,087
                                  =======          ======         ==========        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                               AIM Variable Insurance Funds        The Alger American
                                        (continued)                       Fund
                              ------------------------------- -----------------------------
                                                                                 Alger
                                                                  Alger         American
                                 AIM V.I.        AIM V.I.        American        Small
                                Technology       Utilities        Growth     Capitalization
                                  Fund --         Fund --      Portfolio --   Portfolio --
                              Series I shares Series I shares Class O Shares Class O Shares
                              --------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....     $10,508          8,745        85,877,575     73,682,056
Dividend receivable..........          --             --                --             --
Receivable from
  affiliate (note 4b)........          --              1                10             --
Receivable for units sold....          --             --                --             --
                                  -------          -----        ----------     ----------
       Total assets..........      10,508          8,746        85,877,585     73,682,056
                                  -------          -----        ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1              1            10,334          8,954
Payable for units
  withdrawn..................          --             --             6,010         42,173
                                  -------          -----        ----------     ----------
       Total liabilities.....           1              1            16,344         51,127
                                  -------          -----        ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $10,507          8,745        85,640,409     73,589,299
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --             --           220,832         41,630
   Genworth Life and
     Annuity (note 4d).......          --             --                --             --
                                  -------          -----        ----------     ----------
       Net assets............     $10,507          8,745        85,861,241     73,630,929
                                  =======          =====        ==========     ==========
Investments in
  securities, at cost........     $ 8,920          8,031        85,024,923     55,298,813
                                  =======          =====        ==========     ==========
Shares outstanding...........         750            412         2,083,396      2,592,613
                                  =======          =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global          Growth and       International       Large Cap         Small Cap
                                 Technology          Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    $4,146,558        183,560,153       98,847,736        32,231,606         7,656,447
Dividend receivable..........            --                 --               --                --                --
Receivable from
  affiliate (note 4b)........            --                 --               --                --                --
Receivable for units sold....           596                 --          119,561                --                --
                                 ----------        -----------       ----------        ----------         ---------
       Total assets..........     4,147,154        183,560,153       98,967,297        32,231,606         7,656,447
                                 ----------        -----------       ----------        ----------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           526             23,655           14,081             4,205               985
Payable for units
  withdrawn..................            --            113,042               --            15,082             1,847
                                 ----------        -----------       ----------        ----------         ---------
       Total liabilities.....           526            136,697           14,081            19,287             2,832
                                 ----------        -----------       ----------        ----------         ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    $4,146,628        183,420,049       98,207,658        32,212,319         7,653,615
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              3,407          745,558                --                --
   Genworth Life and
     Annuity (note 4d).......            --                 --               --                --                --
                                 ----------        -----------       ----------        ----------         ---------
       Net assets............    $4,146,628        183,423,456       98,953,216        32,212,319         7,653,615
                                 ==========        ===========       ==========        ==========         =========
Investments in
  securities, at cost........    $3,617,542        147,880,650       86,124,662        28,419,896         6,778,704
                                 ==========        ===========       ==========        ==========         =========
Shares outstanding...........       244,779          6,816,196        3,995,462         1,222,283           573,087
                                 ==========        ===========       ==========        ==========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  American Century Variable Portfolios, Inc.
                              --------------------------------------------------
                                 VP                                       VP
                              Income &      VP          VP      VP    Inflation
                               Growth  International Ultra(R)  Value  Protection
                              Fund --     Fund --    Fund --  Fund --  Fund --
                              Class I     Class I    Class I  Class I  Class II
                              -------- ------------- -------- ------- ----------
Assets
Investments at fair
  market value (note 2b):.... $135,516   1,498,896    60,405  298,986 3,841,873
Dividend receivable..........       --          --        --       --        --
Receivable from
  affiliate (note 4b)........       --          --        --       --        --
Receivable for units sold....       13      57,239         5    8,881    35,744
                              --------   ---------    ------  ------- ---------
       Total assets..........  135,529   1,556,135    60,410  307,867 3,877,617
                              --------   ---------    ------  ------- ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       20         231        10       44       558
Payable for units
  withdrawn..................       --          --        --       --        --
                              --------   ---------    ------  ------- ---------
       Total liabilities.....       20         231        10       44       558
                              --------   ---------    ------  ------- ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $135,509   1,497,736    60,400  298,874 3,850,212
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --      58,168        --    8,949    26,847
   Genworth Life and
     Annuity (note 4d).......       --          --        --       --        --
                              --------   ---------    ------  ------- ---------
       Net assets............ $135,509   1,555,904    60,400  307,823 3,877,059
                              ========   =========    ======  ======= =========
Investments in
  securities, at cost........ $123,870   1,377,073    59,411  283,927 3,881,153
                              ========   =========    ======  ======= =========
Shares outstanding...........   15,703     148,112     6,016   34,209   381,138
                              ========   =========    ======  ======= =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                             BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------
                                                  BlackRock        BlackRock        BlackRock
                                 BlackRock          Global         Large Cap          Value
                              Basic Value V.I. Allocation V.I.    Growth V.I.     Opportunities
                                  Fund --          Fund --          Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....   $11,737,773       55,567,755       2,910,350        2,431,325
Dividend receivable..........     1,426,475        4,040,701           1,542        4,768,891
Receivable from
  affiliate (note 4b)........             2               --               1               --
Receivable for units sold....            --          602,877             283              846
                                -----------       ----------       ---------        ---------
       Total assets..........    13,164,250       60,211,333       2,912,176        7,201,062
                                -----------       ----------       ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1,813           10,265             373              980
Payable for units
  withdrawn..................           997               --              --               --
                                -----------       ----------       ---------        ---------
       Total liabilities.....         2,810           10,265             373              980
                                -----------       ----------       ---------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $13,161,440       57,986,880       2,911,803        7,200,082
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --        2,214,188              --               --
   Genworth Life and
     Annuity (note 4d).......            --               --              --               --
                                -----------       ----------       ---------        ---------
       Net assets............   $13,161,440       60,201,068       2,911,803        7,200,082
                                ===========       ==========       =========        =========
Investments in
  securities, at cost........   $11,843,381       56,566,629       2,688,104        7,735,339
                                ===========       ==========       =========        =========
Shares outstanding...........       740,087        4,113,083         247,900        1,203,626
                                ===========       ==========       =========        =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                Columbia Funds Variable
                                   Insurance Trust I                    Dreyfus
                              --------------------------- ------------------------------------
                                                             Dreyfus               The Dreyfus
                                              Columbia     Investment    Dreyfus    Socially
                                Columbia      Marsico     Portfolios --  Variable  Responsible
                                Marsico    International     MidCap     Investment   Growth
                              Growth Fund, Opportunities      Stock      Fund --      Fund,
                                Variable   Fund, Variable Portfolio --    Money      Inc. --
                               Series --     Series --       Initial      Market     Initial
                                Class A       Class B        Shares     Portfolio    Shares
                              ------------ -------------- ------------- ---------- -----------
Assets
Investments at fair
  market value (note 2b):.... $57,279,480   101,212,588      157,141     521,038    5,391,247
Dividend receivable..........          --            --           --       2,128           --
Receivable from
  affiliate (note 4b)........          --             8           --          --           --
Receivable for units sold....      14,574            --           13          56           --
                              -----------   -----------      -------     -------    ---------
       Total assets..........  57,294,054   101,212,596      157,154     523,222    5,391,247
                              -----------   -----------      -------     -------    ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       7,540        13,884           21          84          683
Payable for units
  withdrawn..................          --        12,879           --          --       18,716
                              -----------   -----------      -------     -------    ---------
       Total liabilities.....       7,540        26,763           21          84       19,399
                              -----------   -----------      -------     -------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $57,286,514   100,809,625      157,133     523,138    5,371,848
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --       376,208           --          --           --
   Genworth Life and
     Annuity (note 4d).......          --            --           --          --           --
                              -----------   -----------      -------     -------    ---------
       Net assets............ $57,286,514   101,185,833      157,133     523,138    5,371,848
                              ===========   ===========      =======     =======    =========
Investments in
  securities, at cost........ $50,143,812    83,339,684      153,221     521,038    5,420,571
                              ===========   ===========      =======     =======    =========
Shares outstanding...........   3,017,886     4,611,052        9,036     521,038      189,499
                              ===========   ===========      =======     =======    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                                                                             VT
                                DWS Dreman     DWS Dreman        DWS            VT        Worldwide   Evergreen VA
                               High Return   Small Mid Cap    Technology   Floating-Rate   Health         Omega
                              Equity VIP --   Value VIP --      VIP --        Income      Sciences       Fund --
                              Class B Shares Class B Shares Class B Shares     Fund         Fund         Class 2
                              -------------- -------------- -------------- -------------  ----------  -------------
Assets
Investments at fair
  market value (note 2b):....    $127,787        71,850         10,165      46,565,120    11,571,604     723,463
Dividend receivable..........       4,985            --             --         265,955            --          --
Receivable from
  affiliate (note 4b)........          --            --             --              --             2          --
Receivable for units sold....          13             5             --              --           742          62
                                 --------        ------         ------      ----------    ----------     -------
       Total assets..........     132,785        71,855         10,165      46,831,075    11,572,348     723,525
                                 --------        ------         ------      ----------    ----------     -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          19             9              2          22,604         1,471          93
Payable for units
  withdrawn..................          --            --             --          64,188            --          --
                                 --------        ------         ------      ----------    ----------     -------
       Total liabilities.....          19             9              2          86,792         1,471          93
                                 --------        ------         ------      ----------    ----------     -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    $132,766        71,846         10,163      46,744,283    11,568,884     723,432
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --             --              --         1,993          --
   Genworth Life and
     Annuity (note 4d).......          --            --             --              --            --          --
                                 --------        ------         ------      ----------    ----------     -------
       Net assets............    $132,766        71,846         10,163      46,744,283    11,570,877     723,432
                                 ========        ======         ======      ==========    ==========     =======
Investments in
  securities, at cost........    $122,488        65,455          9,778      46,760,154    10,627,093     658,140
                                 ========        ======         ======      ==========    ==========     =======
Shares outstanding...........       8,508         3,140          1,099       4,637,960       961,896      41,059
                                 ========        ======         ======      ==========    ==========     =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                             Federated Insurance Series
                              ---------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income Federated
                               Leaders    Federated     Bond        Bond      Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  Fund II --
                               Primary     Income      Primary     Service    Service
                                Shares     Fund II     Shares      Shares      Shares
                              ----------- ---------- ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2b):.... $45,517,129 18,816,352 43,375,205  41,886,423  49,994,466
Dividend receivable..........          --         --         --          --          --
Receivable from
  affiliate (note 4b)........           9         14         --          14          --
Receivable for units sold....          --         --    141,046       1,501          --
                              ----------- ---------- ----------  ----------  ----------
       Total assets..........  45,517,138 18,816,366 43,516,251  41,887,938  49,994,466
                              ----------- ---------- ----------  ----------  ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       5,448      2,236      5,242       5,419       6,364
Payable for units
  withdrawn..................     117,286     62,126         --          --     135,336
                              ----------- ---------- ----------  ----------  ----------
       Total liabilities.....     122,734     64,362      5,242       5,419     141,700
                              ----------- ---------- ----------  ----------  ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $45,394,404 18,747,910 43,443,139  41,882,519  49,852,766
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      4,094     67,870          --          --
   Genworth Life and
     Annuity (note 4d).......          --         --         --          --          --
                              ----------- ---------- ----------  ----------  ----------
       Net assets............ $45,394,404 18,752,004 43,511,009  41,882,519  49,852,766
                              =========== ========== ==========  ==========  ==========
Investments in
  securities, at cost........ $39,759,712 18,633,671 42,231,426  40,634,755  40,507,431
                              =========== ========== ==========  ==========  ==========
Shares outstanding...........   2,112,164  1,933,849  5,525,504   5,363,178   3,059,637
                              =========== ========== ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                         Fidelity(R) Variable Insurance Products Fund
                              ------------------------------------------------------------------
                               VIP Asset    VIP Asset                     VIP           VIP
                              Manager/SM/  Manager/SM/  VIP Balanced Contrafund(R) Contrafund(R)
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Initial      Service      Service       Initial       Service
                                 Class       Class 2      Class 2        Class        Class 2
                              ------------ ------------ ------------ ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $125,362,739  26,493,683   18,658,021   366,169,248   222,683,756
Dividend receivable..........           --          --           --            --            --
Receivable from
  affiliate (note 4b)........           10          --           --            --            --
Receivable for units sold....           --       4,645        4,998            --            --
                              ------------  ----------   ----------   -----------   -----------
       Total assets..........  125,362,749  26,498,328   18,663,019   366,169,248   222,683,756
                              ------------  ----------   ----------   -----------   -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       12,877       4,142        3,258        43,843        28,911
Payable for units
  withdrawn..................       76,122          --           --       404,961        74,592
                              ------------  ----------   ----------   -----------   -----------
       Total liabilities.....       88,999       4,142        3,258       448,804       103,503
                              ------------  ----------   ----------   -----------   -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $125,146,509  26,494,186   18,500,329   365,642,344   222,349,338
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      127,241          --      159,432        78,100       230,915
   Genworth Life and
     Annuity (note 4d).......           --          --           --            --            --
                              ------------  ----------   ----------   -----------   -----------
       Net assets............ $125,273,750  26,494,186   18,659,761   365,720,444   222,580,253
                              ============  ==========   ==========   ===========   ===========
Investments in
  securities, at cost........ $118,798,344  24,913,344   17,768,596   293,634,144   197,212,072
                              ============  ==========   ==========   ===========   ===========
Shares outstanding...........    7,979,805   1,712,585    1,206,858    11,635,502     7,157,948
                              ============  ==========   ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                VIP Dynamic
                                  Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                               Appreciation      Income         Income        & Income       & Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $4,975,125     354,594,089    167,948,385    70,408,099     33,063,270
Dividend receivable..........           --              --             --            --             --
Receivable from
  affiliate (note 4b)........           --              --             --            --             --
Receivable for units sold....           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Total assets..........    4,975,125     354,594,089    167,948,385    70,408,099     33,063,270
                                ----------     -----------    -----------    ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          646          41,328         21,861         8,528          4,258
Payable for units
  withdrawn..................        8,632         175,859          9,305        77,049         34,151
                                ----------     -----------    -----------    ----------     ----------
       Total liabilities.....        9,278         217,187         31,166        85,577         38,409
                                ----------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $4,965,847     354,231,522    167,917,219    70,317,271     33,024,861
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         145,380             --         5,251             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Net assets............   $4,965,847     354,376,902    167,917,219    70,322,522     33,024,861
                                ==========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........   $4,559,218     309,891,564    149,375,126    59,909,521     26,785,749
                                ==========     ===========    ===========    ==========     ==========
Shares outstanding...........      524,802      13,534,126      6,492,013     4,367,748      2,084,695
                                ==========     ===========    ===========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                               VIP Growth
                              Opportunities  VIP Growth     VIP Growth     VIP Mid Cap    VIP Mid Cap
                              Portfolio --  Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Initial Class Service Class 2
                              ------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $20,754,548   155,416,835    49,735,434       46,007       248,875,632
Dividend receivable..........           --            --            --           --                --
Receivable from
  affiliate (note 4b)........           --            --            28           --                 2
Receivable for units sold....           --            --            --            2                --
                               -----------   -----------    ----------       ------       -----------
       Total assets..........   20,754,548   155,416,835    49,735,462       46,009       248,875,634
                               -----------   -----------    ----------       ------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        2,504        17,829         6,489            3            31,662
Payable for units
  withdrawn..................      112,337       157,010        60,435           --            57,907
                               -----------   -----------    ----------       ------       -----------
       Total liabilities.....      114,841       174,839        66,924            3            89,569
                               -----------   -----------    ----------       ------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $20,639,707   155,211,371    49,668,538       46,006       248,780,533
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        30,625            --           --             5,532
   Genworth Life and
     Annuity (note 4d).......           --            --            --           --                --
                               -----------   -----------    ----------       ------       -----------
       Net assets............  $20,639,707   155,241,996    49,668,538       46,006       248,786,065
                               ===========   ===========    ==========       ======       ===========
Investments in
  securities, at cost........  $18,978,085   150,074,992    42,872,451       32,265       206,553,081
                               ===========   ===========    ==========       ======       ===========
Shares outstanding...........    1,142,872     4,332,780     1,404,162        1,323         7,266,442
                               ===========   ===========    ==========       ======       ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  Fidelity(R) Variable           Franklin Templeton
                                 Insurance Products Fund         Variable Insurance
                                       (continued)                 Products Trust
                              ----------------------------- -----------------------------
                                                                              Franklin
                                                               Franklin      Large Cap
                                               VIP Value        Income         Growth
                              VIP Overseas    Strategies      Securities     Securities
                              Portfolio --   Portfolio --      Fund --        Fund --
                              Initial Class Service Class 2 Class 2 Shares Class 2 Shares
                              ------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $89,413,507     4,229,466     406,682,785     1,099,278
Dividend receivable..........           --            --              --            --
Receivable from
  affiliate (note 4b)........           36            --              10            --
Receivable for units sold....           --        32,716       1,949,207        39,935
                               -----------     ---------     -----------     ---------
       Total assets..........   89,413,543     4,262,182     408,632,002     1,139,213
                               -----------     ---------     -----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       10,197           551          66,927           170
Payable for units
  withdrawn..................       65,184            --              --            --
                               -----------     ---------     -----------     ---------
       Total liabilities.....       75,381           551          66,927           170
                               -----------     ---------     -----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $89,338,162     4,261,631     403,944,470     1,098,773
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --            --       4,620,605        40,270
   Genworth Life and
     Annuity (note 4d).......           --            --              --            --
                               -----------     ---------     -----------     ---------
       Net assets............  $89,338,162     4,261,631     408,565,075     1,139,043
                               ===========     =========     ===========     =========
Investments in
  securities, at cost........  $60,993,592     3,970,680     380,965,960     1,046,885
                               ===========     =========     ===========     =========
Shares outstanding...........    3,730,226       313,759      23,426,428        66,744
                               ===========     =========     ===========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          Franklin Templeton Variable Insurance Products Trust (continued)
                              -----------------------------------------------------------------------------------------
                                               Templeton      Templeton      Templeton      Templeton      Templeton
                              Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $27,850,615     20,921,195     1,823,833       185,244       8,155,506      7,965,551
Dividend receivable..........           --             --            --            --              --             --
Receivable from
  affiliate (note 4b)........            2             --            --            --              --             --
Receivable for units sold....      148,447             --        61,837            15              --         55,435
                               -----------     ----------     ---------       -------       ---------      ---------
       Total assets..........   27,999,064     20,921,195     1,885,670       185,259       8,155,506      8,020,986
                               -----------     ----------     ---------       -------       ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3,930          2,574           276            23             924          1,013
Payable for units
  withdrawn..................           --          8,823            --            --           1,845             --
                               -----------     ----------     ---------       -------       ---------      ---------
       Total liabilities.....        3,930         11,397           276            23           2,769          1,013
                               -----------     ----------     ---------       -------       ---------      ---------
Net assets attributable
  to:
Variable deferred
  annuity contract
  owners in the
  accumulation period........  $27,764,219     20,909,798     1,822,751       185,236       8,152,737      8,019,973
Variable deferred
  annuity contract
  owners in the
  annuitization period.......      230,915             --        62,643            --              --             --
Genworth Life and
  Annuity (note 4d)..........           --             --            --            --              --             --
                               -----------     ----------     ---------       -------       ---------      ---------
       Net assets............  $27,995,134     20,909,798     1,885,394       185,236       8,152,737      8,019,973
                               ===========     ==========     =========       =======       =========      =========
Investments in
  securities, at cost........  $26,270,715     17,441,755     1,704,636       173,630       7,581,859      7,485,217
                               ===========     ==========     =========       =======       =========      =========
Shares outstanding...........    1,360,558      1,101,695        97,427         8,517         518,468        500,035
                               ===========     ==========     =========       =======       =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          GE Investments Funds, Inc.
                              --------------------------------------------------
                                           International   Mid-Cap      Money
                              Income Fund   Equity Fund  Equity Fund Market Fund
                              ------------ ------------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):.... $115,669,738  64,910,898   184,341,858 249,327,656
Dividend receivable..........           --          --            --   1,034,463
Receivable from
  affiliate (note 4b)........           75          --            --          48
Receivable for units sold....           --          --            --     641,884
                              ------------  ----------   ----------- -----------
       Total assets..........  115,669,813  64,910,898   184,341,858 251,004,051
                              ------------  ----------   ----------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       15,260       4,894        23,199      31,767
Payable for units
  withdrawn..................      135,287      10,645       108,219          --
                              ------------  ----------   ----------- -----------
       Total liabilities.....      150,547      15,539       131,418      31,767
                              ------------  ----------   ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $114,986,724  40,686,986   184,177,776 250,834,919
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      532,542          --        32,664     137,365
   Genworth Life and
     Annuity (note 4d).......           --  24,208,373            --          --
                              ------------  ----------   ----------- -----------
       Net assets............ $115,519,266  64,895,359   184,210,440 250,972,284
                              ============  ==========   =========== ===========
Investments in
  securities, at cost........ $122,382,018  54,686,560   175,118,125 249,327,657
                              ============  ==========   =========== ===========
Shares outstanding...........    9,802,520   4,610,149    10,134,242 249,327,656
                              ============  ==========   =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                         GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------
                                Premier                                       Total Return
                                Growth    Real Estate S&P 500(R)   Small-Cap    Fund --
                                Equity    Securities    Index       Equity      Class 1
                                 Fund        Fund        Fund        Fund        Shares
                              ----------- ----------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2b):.... $92,261,587 165,935,309 428,965,613 117,143,380 1,342,374,765
Dividend receivable..........          --          --          --          --            --
Receivable from
  affiliate (note 4b)........          --          20         115           4            --
Receivable for units sold....          --          --          --          --       395,015
                              ----------- ----------- ----------- ----------- -------------
       Total assets..........  92,261,587 165,935,329 428,965,728 117,143,384 1,342,769,780
                              ----------- ----------- ----------- ----------- -------------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....      11,655      20,197      52,896      15,013       193,330
Payable for units
  withdrawn..................      61,237      70,746      80,209      12,620            --
                              ----------- ----------- ----------- ----------- -------------
       Total liabilities.....      72,892      90,943     133,105      27,633       193,330
                              ----------- ----------- ----------- ----------- -------------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $91,958,776 165,844,386 428,808,245 117,115,751 1,342,570,954
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     229,919          --      24,378          --         5,496
   Genworth Life and
     Annuity (note 4d).......          --          --          --          --            --
                              ----------- ----------- ----------- ----------- -------------
       Net assets............ $92,188,695 165,844,386 428,832,623 117,115,751 1,342,576,450
                              =========== =========== =========== =========== =============
Investments in
  securities, at cost........ $77,097,196 154,700,958 351,646,951 111,563,658 1,224,152,989
                              =========== =========== =========== =========== =============
Shares outstanding...........   1,122,814   7,721,513  16,460,691   8,140,610    75,883,254
                              =========== =========== =========== =========== =============

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)    Insurance Trust
                              -------------------------------------- ----------------------
                                                                      Goldman     Goldman
                              Total Return                             Sachs       Sachs
                                Fund --                    Value     Growth and   Mid Cap
                                Class 3     U.S. Equity    Equity      Income      Value
                                 Shares        Fund         Fund        Fund       Fund
                              ------------  -----------  ----------  ---------- -----------
Assets
Investments at fair
  market value (note 2b):.... $362,312,384  92,406,075   36,354,381  41,497,117 190,498,085
Dividend receivable..........           --          --           --          --          --
Receivable from
  affiliate (note 4b)........           --          25            1          --          --
Receivable for units sold....    3,663,339          --           --          --          --
                              ------------  ----------   ----------  ---------- -----------
       Total assets..........  365,975,723  92,406,100   36,354,382  41,497,117 190,498,085
                              ------------  ----------   ----------  ---------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       62,671      11,751        4,687       5,097      23,309
Payable for units
  withdrawn..................           --      45,394       50,926      14,942      26,481
                              ------------  ----------   ----------  ---------- -----------
       Total liabilities.....       62,671      57,145       55,613      20,039      49,790
                              ------------  ----------   ----------  ---------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $358,411,773  92,207,105   36,298,769  41,477,078 190,448,295
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    7,501,279     141,850           --          --          --
   Genworth Life and
     Annuity (note 4d).......           --          --           --          --          --
                              ------------  ----------   ----------  ---------- -----------
       Net assets............ $365,913,052  92,348,955   36,298,769  41,477,078 190,448,295
                              ============  ==========   ==========  ========== ===========
Investments in
  securities, at cost........ $353,042,993  76,679,573   30,885,726  35,355,265 172,974,098
                              ============  ==========   ==========  ========== ===========
Shares outstanding...........   20,481,198   2,368,172    3,397,606   2,983,258  11,839,533
                              ============  ==========   ==========  ========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2b):.... $325,339     121,094     203,706   34,310     15,364
Dividend receivable..........       --          --          --       --         --
Receivable from
  affiliate (note 4b)........       --           1           1       --         --
Receivable for units sold....       28          12          18        3          1
                              --------     -------     -------   ------     ------
       Total assets..........  325,367     121,107     203,725   34,313     15,365
                              --------     -------     -------   ------     ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       42          19          29        4          2
Payable for units
  withdrawn..................       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Total liabilities.....       42          19          29        4          2
                              --------     -------     -------   ------     ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $325,325     121,088     203,696   34,309     15,363
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --          --          --       --         --
   Genworth Life and
     Annuity (note 4d).......       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Net assets............ $325,325     121,088     203,696   34,309     15,363
                              ========     =======     =======   ======     ======
Investments in
  securities, at cost........ $323,914     103,704     189,762   33,561     14,817
                              ========     =======     =======   ======     ======
Shares outstanding...........   27,455       8,215       6,455    1,925        979
                              ========     =======     =======   ======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Janus Aspen Series
                              --------------------------------------------------------------------
                                                          Fundamental
                                Balanced      Balanced      Equity     Flexible Bond     Forty
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                              Institutional   Service    Institutional Institutional Institutional
                                 Shares        Shares       Shares        Shares        Shares
                              ------------- ------------ ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $239,298,091  146,334,690     13,427      33,292,989    107,025,897
Dividend receivable..........           --           --         --              --             --
Receivable from
  affiliate (note 4b)........           22           --         --               5             --
Receivable for units sold....           --           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Total assets..........  239,298,113  146,334,690     13,427      33,292,994    107,025,897
                              ------------  -----------     ------      ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       28,498       20,097          1           3,971         13,088
Payable for units
  withdrawn..................      189,417       64,442         --          11,636        187,014
                              ------------  -----------     ------      ----------    -----------
       Total liabilities.....      217,915       84,539          1          15,607        200,102
                              ------------  -----------     ------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $239,071,745  146,142,113     13,426      33,277,387    106,560,815
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        8,453      108,038         --              --        264,980
   Genworth Life and
     Annuity (note 4d).......           --           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Net assets............ $239,080,198  146,250,151     13,426      33,277,387    106,825,795
                              ============  ===========     ======      ==========    ===========
Investments in
  securities, at cost........ $203,060,999  124,860,685     10,886      35,766,140     87,890,294
                              ============  ===========     ======      ==========    ===========
Shares outstanding...........    8,580,068    5,075,778        574       2,962,010      3,548,604
                              ============  ===========     ======      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                           Global Life     Global    International International
                                 Forty       Sciences    Technology     Growth        Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Service      Service    Institutional    Service
                                 Shares       Shares       Shares       Shares        Shares
                              ------------ ------------ ------------ ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $36,786,599   12,891,731   11,204,318   169,260,477   32,142,351
Dividend receivable..........          --           --           --            --           --
Receivable from
  affiliate (note 4b)........          17           --           10            20           12
Receivable for units sold....      71,976           --           --         7,606          194
                              -----------   ----------   ----------   -----------   ----------
       Total assets..........  36,858,592   12,891,731   11,204,328   169,268,103   32,142,557
                              -----------   ----------   ----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       5,149        1,605        1,381        20,233        4,092
Payable for units
  withdrawn..................          --          759       14,424            --           --
                              -----------   ----------   ----------   -----------   ----------
       Total liabilities.....       5,149        2,364       15,805        20,233        4,092
                              -----------   ----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $36,587,172   12,889,367   11,181,807   169,146,499   32,138,465
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     266,271           --        6,716       101,371           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --            --           --
                              -----------   ----------   ----------   -----------   ----------
       Net assets............ $36,853,443   12,889,367   11,188,523   169,247,870   32,138,465
                              ===========   ==========   ==========   ===========   ==========
Investments in
  securities, at cost........ $29,854,359   11,477,743    9,967,547   105,698,585   14,766,101
                              ===========   ==========   ==========   ===========   ==========
Shares outstanding...........   1,229,910    1,371,461    2,623,962     3,305,223      635,099
                              ===========   ==========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------
                                Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2b):.... $134,516,134   13,377,557   106,878,590   13,881,499   164,716,109   17,576,443
Dividend receivable..........           --           --            --           --            --           --
Receivable from
  affiliate (note 4b)........           --           --            55           --            --           --
Receivable for units sold....           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total assets..........  134,516,134   13,377,557   106,878,645   13,881,499   164,716,109   17,576,443
                              ------------   ----------   -----------   ----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       15,902        1,739        12,757        1,804        19,262        2,268
Payable for units
  withdrawn..................       66,003       11,725        84,950        2,106       215,538       63,610
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total liabilities.....       81,905       13,464        97,707        3,910       234,800       65,878
                              ------------   ----------   -----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $134,376,138   13,364,093   106,429,840   13,877,589   164,311,270   17,510,565
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       58,091           --       351,098           --       170,039           --
   Genworth Life and
     Annuity (note 4d).......           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Net assets............ $134,434,229   13,364,093   106,780,938   13,877,589   164,481,309   17,510,565
                              ============   ==========   ===========   ==========   ===========   ==========
Investments in
  securities, at cost........ $125,962,143   11,640,326    96,541,053   10,346,022   155,651,579   14,435,841
                              ============   ==========   ===========   ==========   ===========   ==========
Shares outstanding...........    5,818,172      585,707     3,241,692      431,236     5,072,871      545,683
                              ============   ==========   ===========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                           JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------
                                                       JPMorgan
                                           JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                              Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                                 Bond       Equity      Growth       Index       Bond       Mid Cap     Growth
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):.... $1,514,550     4,390       4,308      13,329     1,436,349     9,657       4,256
Dividend receivable..........         --        --          --          --            --        --          --
Receivable from
  affiliate (note 4b)........         --        --          --          --             1        --          --
Receivable for units sold....     66,627        --          --           1        66,657        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Total assets..........  1,581,177     4,390       4,308      13,330     1,503,007     9,657       4,256
                              ----------     -----       -----      ------     ---------     -----       -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        237         1           1           2           228         2           1
Payable for units
  withdrawn..................         --        --          --          --            --        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Total liabilities.....        237         1           1           2           228         2           1
                              ----------     -----       -----      ------     ---------     -----       -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $1,513,823     4,389       4,307      13,328     1,435,662     9,655       4,255
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     67,117        --          --          --        67,117        --          --
   Genworth Life and
     Annuity (note 4d).......         --        --          --          --            --        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Net assets............ $1,580,940     4,389       4,307      13,328     1,502,779     9,655       4,255
                              ==========     =====       =====      ======     =========     =====       =====
Investments in
  securities, at cost........ $1,498,047     3,971       3,945      13,097     1,421,734     9,333       3,961
                              ==========     =====       =====      ======     =========     =====       =====
Shares outstanding...........    134,150       249         203       1,072       128,245       511         290
                              ==========     =====       =====      ======     =========     =====       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                                                    Legg Mason
                                                                                                     Partners
                                                                                                     Variable
                                        Legg Mason Partners Variable Portfolios I, Inc.            Portfolios II
                              -------------------------------------------------------------------- -------------
                                                          Legg Mason                                Legg Mason
                               Legg Mason   Legg Mason     Partners     Legg Mason    Legg Mason     Partners
                                Partners     Partners      Variable      Partners      Partners      Variable
                                Variable     Variable      Strategic     Variable      Variable     Aggressive
                                All Cap      Investors       Bond      Total Return  Total Return     Growth
                              Portfolio -- Portfolio  -- Portfolio  -- Portfolio  -- Portfolio  -- Portfolio  --
                                Class II      Class I       Class I       Class I      Class II      Class II
                              ------------ ------------- ------------- ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $18,794,302   39,291,306    34,942,168    13,041,458    10,918,218    11,457,233
Dividend receivable..........          --           --            --            --            --            --
Receivable from
  affiliate (note 4b)........           4            1            --            --            --             3
Receivable for units sold....      27,130           --            --           997         1,472            --
                              -----------   ----------    ----------    ----------    ----------    ----------
       Total assets..........  18,821,436   39,291,307    34,942,168    13,042,455    10,919,690    11,457,236
                              -----------   ----------    ----------    ----------    ----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,507        4,761         4,262         1,626         1,853         1,550
Payable for units
  withdrawn..................          --       33,511        13,699            --            --           649
                              -----------   ----------    ----------    ----------    ----------    ----------
       Total liabilities.....       2,507       38,272        17,961         1,626         1,853         2,199
                              -----------   ----------    ----------    ----------    ----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $18,818,929   39,195,421    34,924,207    13,040,829    10,839,457    11,455,037
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --       57,614            --            --        78,380            --
   Genworth Life and
     Annuity (note 4d).......          --           --            --            --            --            --
                              -----------   ----------    ----------    ----------    ----------    ----------
       Net assets............ $18,818,929   39,253,035    34,924,207    13,040,829    10,917,837    11,455,037
                              ===========   ==========    ==========    ==========    ==========    ==========
Investments in
  securities, at cost........ $16,298,903   30,707,136    36,831,511    11,426,973    10,547,458     9,897,046
                              ===========   ==========    ==========    ==========    ==========    ==========
Shares outstanding...........     961,345    2,374,097     3,412,321     1,062,008       877,670       448,249
                              ===========   ==========    ==========    ==========    ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series  --     Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets
Investments at fair
  market value (note 2b):....   $25,137,743       21,693,168     37,408,302       47,588       54,868,861     58,879,124
Dividend receivable..........            --               --             --           --               --             --
Receivable from
  affiliate (note 4b)........            --               20              1           --                4             --
Receivable for units sold....            --               --             --            4            9,328         12,364
                                -----------       ----------     ----------       ------       ----------     ----------
       Total assets..........    25,137,743       21,693,188     37,408,303       47,592       54,878,193     58,891,488
                                -----------       ----------     ----------       ------       ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,245            2,787          4,800            6            8,904          7,558
Payable for units
  withdrawn..................        18,811           87,426         61,219           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Total liabilities.....        22,056           90,213         66,019            6            8,904          7,558
                                -----------       ----------     ----------       ------       ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $25,110,256       21,602,975     37,338,861       47,586       54,583,786     58,883,930
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         5,431               --          3,423           --          285,503             --
   Genworth Life and
     Annuity (note 4d).......            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Net assets............   $25,115,687       21,602,975     37,342,284       47,586       54,869,289     58,883,930
                                ===========       ==========     ==========       ======       ==========     ==========
Investments in
  securities, at cost........   $21,371,325       16,463,344     30,305,123       46,449       51,778,302     41,785,686
                                ===========       ==========     ==========       ======       ==========     ==========
Shares outstanding...........     2,410,138        1,005,710      2,181,242        4,515        2,532,019      2,029,615
                                ===========       ==========     ==========       ======       ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                      Old Mutual Insurance Series Fund           Oppenheimer Variable Account Funds
                              ------------------------------------------------ ---------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets
Investments at fair
  market value (note 2b):.... $7,242,286 10,222,045 62,401,106    43,428,296   113,657,051    15,757,275   58,005,439
Dividend receivable..........         --         --         --            --            --            --           --
Receivable from
  affiliate (note 4b)........          3          4          5            --            42            --           --
Receivable for units sold....         --         --         --        60,278            --       129,171           --
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Total assets..........  7,242,289 10,222,049 62,401,111    43,488,574   113,657,093    15,886,446   58,005,439
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        835      1,169      7,236         6,811        13,328         2,032        6,901
Payable for units
  withdrawn..................     27,205     48,900      4,449            --        39,265            --       18,499
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Total liabilities.....     28,040     50,069     11,685         6,811        52,593         2,032       25,400
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $7,145,238 10,171,980 62,389,426    43,272,988   113,447,871    15,862,042   57,980,039
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     69,011         --         --       208,775       156,629        22,372           --
   Genworth Life and
     Annuity (note 4d).......         --         --         --            --            --            --           --
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Net assets............ $7,214,249 10,171,980 62,389,426    43,481,763   113,604,500    15,884,414   57,980,039
                              ========== ========== ==========    ==========   ===========    ==========   ==========
Investments in
  securities, at cost........ $6,145,861  9,025,312 55,487,062    40,767,881    96,349,358    13,920,339   57,741,596
                              ========== ========== ==========    ==========   ===========    ==========   ==========
Shares outstanding...........    578,920    521,001  3,527,479     2,471,730     2,743,351       383,482    5,197,620
                              ========== ========== ==========    ==========   ===========    ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets
Investments at fair
  market value (note 2b):....  $128,880,565  58,698,075    81,340,930     41,822,964   75,326,299    6,058,178
Dividend receivable..........            --          --            --             --           --           --
Receivable from
  affiliate (note 4b)........            18          12             1             --            7            1
Receivable for units sold....        26,849          --       158,866         54,605           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total assets..........   128,907,432  58,698,087    81,499,797     41,877,569   75,326,306    6,058,179
                               ------------  ----------    ----------     ----------   ----------    ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        16,468       6,771        11,266          5,493        8,552          772
Payable for units
  withdrawn..................            --      80,116            --             --       38,524        5,901
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total liabilities.....        16,468      86,887        11,266          5,493       47,076        6,673
                               ------------  ----------    ----------     ----------   ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $128,887,549  58,605,799    80,968,973     41,872,076   75,232,157    6,051,506
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         3,415       5,401       519,558             --       47,073           --
   Genworth Life and
     Annuity (note 4d).......            --          --            --             --           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Net assets............  $128,890,964  58,611,200    81,488,531     41,872,076   75,279,230    6,051,506
                               ============  ==========    ==========     ==========   ==========    =========
Investments in
  securities, at cost........  $ 98,616,240  58,214,788    66,583,088     36,328,949   67,966,141    5,250,659
                               ============  ==========    ==========     ==========   ==========    =========
Shares outstanding...........     3,531,942   6,865,272     3,309,232      2,203,528    1,481,343      120,705
                               ============  ==========    ==========     ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $6,945,386    9,695,406     104,984,563     62,873,814      20,711,062    320,748,270
Dividend receivable..........          --       27,982         615,027        224,285          91,966      1,267,575
Receivable from
  affiliate (note 4b)........          --            1              --             12               6            126
Receivable for units sold....       1,881           --          53,723             --           5,558             --
                               ----------    ---------     -----------     ----------      ----------    -----------
       Total assets..........   6,947,267    9,723,389     105,653,313     63,098,111      20,808,592    322,015,971
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         914        1,248          14,048          8,533           3,300         43,262
Payable for units
  withdrawn..................          --        5,413              --        146,548              --        244,341
                               ----------    ---------     -----------     ----------      ----------    -----------
       Total liabilities.....         914        6,661          14,048        155,081           3,300        287,603
                               ----------    ---------     -----------     ----------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $6,946,353    9,716,728     105,406,282     62,730,013      20,805,292    320,661,224
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --         232,983        213,017              --      1,067,144
   Genworth Life and
     Annuity (note 4d).......          --           --              --             --              --             --
                               ----------    ---------     -----------     ----------      ----------    -----------
       Net assets............  $6,946,353    9,716,728     105,639,265     62,943,030      20,805,292    321,728,368
                               ==========    =========     ===========     ==========      ==========    ===========
Investments in
  securities, at cost........  $7,051,464    9,740,058     101,805,683     65,840,478      20,728,482    326,104,463
                               ==========    =========     ===========     ==========      ==========    ===========
Shares outstanding...........     594,639      959,941      12,588,077      6,028,170       2,058,754     31,694,493
                               ==========    =========     ===========     ==========      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                        The Prudential Series Fund
                              -------------------------------------------------------------------------------
                                                                                                SP William
                                                                               SP Prudential       Blair
                                 Jennison                         Natural      U.S. Emerging   International
                                20/20 Focus      Jennison        Resources        Growth          Growth
                               Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                              Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares
                              --------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $36,208,512      3,327,442      15,146,841        20,016          172,863
Dividend receivable..........            --             --              --            --               --
Receivable from
  affiliate (note 4b)........             2             --              --            --               --
Receivable for units sold....       106,139            648          15,336             2               15
                                -----------      ---------      ----------        ------          -------
       Total assets..........    36,314,653      3,328,090      15,162,177        20,018          172,878
                                -----------      ---------      ----------        ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,431            464           1,946             3               22
Payable for units
  withdrawn..................            --             --              --            --               --
                                -----------      ---------      ----------        ------          -------
       Total liabilities.....         5,431            464           1,946             3               22
                                -----------      ---------      ----------        ------          -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $35,829,935      3,327,626      15,160,231        20,015          172,856
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       479,287             --              --            --               --
   Genworth Life and
     Annuity (note 4d).......            --             --              --            --               --
                                -----------      ---------      ----------        ------          -------
       Net assets............   $36,309,222      3,327,626      15,160,231        20,015          172,856
                                ===========      =========      ==========        ======          =======
Investments in
  securities, at cost........   $33,665,677      3,082,626      14,684,621        17,528          145,676
                                ===========      =========      ==========        ======          =======
Shares outstanding...........     2,290,228        160,204         332,532         2,569           21,158
                                ===========      =========      ==========        ======          =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  Rydex                Van Kampen
                              Variable Trust      Life Investment Trust
                              -------------- -------------------------------
                                                                Strategic
                                                Comstock         Growth
                                              Portfolio --    Portfolio --
                                 OTC Fund    Class II Shares Class II Shares
                              -------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $10,105,214     111,409,873     11,105,229
Dividend receivable..........           --              --             --
Receivable from
  affiliate (note 4b)........           --              --             --
Receivable for units sold....       13,975              --          7,119
                               -----------     -----------     ----------
       Total assets..........   10,119,189     111,409,873     11,112,348
                               -----------     -----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        1,295          14,731          1,416
Payable for units
  withdrawn..................           --          63,766             --
                               -----------     -----------     ----------
       Total liabilities.....        1,295          78,497          1,416
                               -----------     -----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $10,117,894     111,221,453     11,110,932
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         109,923             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --
                               -----------     -----------     ----------
       Net assets............  $10,117,894     111,331,376     11,110,932
                               ===========     ===========     ==========
Investments in
  securities, at cost........  $ 8,952,994      98,455,799      9,528,025
                               ===========     ===========     ==========
Shares outstanding...........      656,609       7,578,903        389,111
                               ===========     ===========     ==========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                               AIM Variable Insurance Funds
                                             ----------------------------------------------------------------
                                                                 AIM V.I.        AIM V.I.
                                                                  Capital         Capital        AIM V.I.
                                              AIM V.I. Basic   Appreciation     Development     Core Equity
                             Consolidated     Value Fund --       Fund --         Fund --         Fund --
                                 Total       Series II shares Series I shares Series I shares Series I shares
                           ----------------- ---------------- --------------- --------------- ---------------
                              Year ended
                           December 31, 2006                   Year ended December 31, 2006
                           ----------------- ----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $  207,561,730        116,329           17,400            19           464,707
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     142,517,223        459,072          500,012           111           456,733
                            --------------      ---------        ---------         -----         ---------
Net investment income
  (expense)...............      65,044,507       (342,743)        (482,612)          (92)            7,974
                            --------------      ---------        ---------         -----         ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     344,423,581      1,137,259        2,828,812           454         2,814,480
   Change in unrealized
     appreciation
     (depreciation).......     323,980,248      1,026,673         (906,549)        1,322           844,780
   Capital gain
     distributions........     280,757,602      1,187,165               --           283                --
                            --------------      ---------        ---------         -----         ---------
Net realized and
  unrealized gain (loss)
  on investments..........     949,161,431      3,351,097        1,922,263         2,059         3,659,260
                            --------------      ---------        ---------         -----         ---------
Increase (decrease) in
  net assets from
  operations..............  $1,014,205,938      3,008,354        1,439,651         1,967         3,667,234
                            ==============      =========        =========         =====         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         AIM Variable Insurance Funds (continued)
                           -------------------------------------------------------------------
                               AIM V.I.          AIM V.I.          AIM V.I.        AIM V.I.
                             Global Real        Government      International      Large Cap
                            Estate Fund --  Securities Fund --  Growth Fund --     Growth --
                           Series II shares  Series I shares   Series II shares Series I shares
                           ---------------- ------------------ ---------------- ---------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $   649              622             357,436             70
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).         410               60             430,835            209
                               -------             ----           ---------          -----
Net investment income
  (expense)...............         239              562             (73,399)          (139)
                               -------             ----           ---------          -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............         656             (113)          2,233,126           (149)
   Change in unrealized
     appreciation
     (depreciation).......       8,258             (235)          4,247,721          1,953
   Capital gain
     distributions........       1,306               --                  --             --
                               -------             ----           ---------          -----
Net realized and
  unrealized gain (loss)
  on investments..........      10,220             (348)          6,480,847          1,804
                               -------             ----           ---------          -----
Increase (decrease) in
  net assets from
  operations..............     $10,459              214           6,407,448          1,665
                               =======             ====           =========          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AIM Variable                     The Alger
                             Insurance Funds (continued)           American Fund
                           ------------------------------  ----------------------------
                                                               Alger      Alger American
                              AIM V.I.        AIM V.I.        American        Small
                             Technology       Utilities        Growth     Capitalization
                               Fund --         Fund --      Portfolio --   Portfolio --
                           Series I shares Series I shares Class O Shares Class O Shares
                           --------------- --------------- -------------- --------------
                            Year ended December 31, 2006   Year ended December 31, 2006
                           ------------------------------  ----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............      $ --              275           119,158             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).        75               62         1,368,011      1,119,115
                                ----            -----        ----------     ----------
Net investment income
  (expense)...............       (75)             213        (1,248,853)    (1,119,115)
                                ----            -----        ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............         8              909        (1,094,379)     9,321,406
   Change in unrealized
     appreciation
     (depreciation).......       984              (51)        5,051,289      4,343,621
   Capital gain
     distributions........        --              170                --             --
                                ----            -----        ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments..........       992            1,028         3,956,910     13,665,027
                                ----            -----        ----------     ----------
Increase (decrease) in
  net assets from
  operations..............      $917            1,241         2,708,057     12,545,912
                                ====            =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             AllianceBernstein Variable Products Series Fund, Inc.
                           ----------------------------------------------------------------------------------------
                           AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                Global          Growth and       International       Large Cap         Small Cap
                              Technology          Income             Value            Growth            Growth
                             Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                Class B           Class B           Class B           Class B           Class B
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                         Year ended December 31, 2006
                           ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $     --          2,042,450           697,912                --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       63,640          2,763,490           854,269           526,400          123,555
                               --------         ----------        ----------        ----------         --------
Net investment income
  (expense)...............      (63,640)          (721,040)         (156,357)         (526,400)        (123,555)
                               --------         ----------        ----------        ----------         --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      206,355          8,312,197         3,840,186           902,773          965,326
   Change in unrealized
     appreciation
     (depreciation).......      127,169          8,335,804        10,787,768        (1,277,529)        (293,819)
   Capital gain
     distributions........           --          9,170,461           605,626                --               --
                               --------         ----------        ----------        ----------         --------
Net realized and
  unrealized gain (loss)
  on investments..........      333,524         25,818,462        15,233,580          (374,756)         671,507
                               --------         ----------        ----------        ----------         --------
Increase (decrease) in
  net assets from
  operations..............     $269,884         25,097,422        15,077,223          (901,156)         547,952
                               ========         ==========        ==========        ==========         ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   American Century Variable Portfolios, Inc.
                           ----------------------------------------------------------
                           VP Income &      VP                            VP Inflation
                             Growth    International VP Ultra(R) VP Value  Protection
                             Fund --      Fund --      Fund --   Fund --    Fund --
                             Class I      Class I      Class I   Class I    Class II
                           ----------- ------------- ----------- -------- ------------
                                          Year ended December 31, 2006
                           ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $ 1,325          248          --      3,064     99,708
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     1,931        7,612       1,079      2,112     51,353
                             -------      -------      ------     ------    -------
Net investment income
  (expense)...............      (606)      (7,364)     (1,079)       952     48,355
                             -------      -------      ------     ------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     6,668       18,169        (500)     8,092    (22,687)
   Change in unrealized
     appreciation
     (depreciation).......     9,482      121,801      (1,423)    14,504    (19,319)
   Capital gain
     distributions........        --           --          --      2,143         --
                             -------      -------      ------     ------    -------
Net realized and
  unrealized gain (loss)
  on investments..........    16,150      139,970      (1,923)    24,739    (42,006)
                             -------      -------      ------     ------    -------
Increase (decrease) in
  net assets from
  operations..............   $15,544      132,606      (3,002)    25,691      6,349
                             =======      =======      ======     ======    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           BlackRock Variable Series Funds, Inc.
                           --------------------------------------------------------------------
                                               BlackRock        BlackRock         BlackRock
                              BlackRock          Global         Large Cap           Value
                           Basic Value V.I. Allocation V.I.    Growth V.I.    Opportunities V.I.
                               Fund --          Fund --          Fund --           Fund --
                           Class III Shares Class III Shares Class III Shares  Class III Shares
                           ---------------- ---------------- ---------------- ------------------
                                               Year ended December 31, 2006
                           --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $  348,269        1,606,340           1,542          3,335,415
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       145,887          361,206          42,129            115,233
                              ----------       ----------        --------         ----------
Net investment income
  (expense)...............       202,382        1,245,134         (40,587)         3,220,182
                              ----------       ----------        --------         ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       257,193          307,456        (114,318)        (2,313,804)
   Change in unrealized
     appreciation
     (depreciation).......        57,809       (1,022,155)        107,174         (3,824,951)
   Capital gain
     distributions........     1,134,713        2,434,361              --          3,311,617
                              ----------       ----------        --------         ----------
Net realized and
  unrealized gain (loss)
  on investments..........     1,449,715        1,719,662          (7,144)        (2,827,138)
                              ----------       ----------        --------         ----------
Increase (decrease) in
  net assets from
  operations..............    $1,652,097        2,964,796         (47,731)           393,044
                              ==========       ==========        ========         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds
                            Variable Insurance Trust I                    Dreyfus
                           ----------------------------  -----------------------------------------
                                             Columbia       Dreyfus
                              Columbia       Marsico       Investment     Dreyfus     The Dreyfus
                              Marsico     International  Portfolios --    Variable      Socially
                               Growth     Opportunities      MidCap      Investment   Responsible
                           Fund, Variable Fund, Variable     Stock        Fund --     Growth Fund,
                             Series --      Series --     Portfolio --  Money Market    Inc. --
                              Class A        Class B     Initial Shares  Portfolio   Initial Shares
                           -------------- -------------- -------------- ------------ --------------
                           Year ended December 31, 2006         Year ended December 31, 2006
                           ----------------------------  -----------------------------------------
Investment income and
  expense:                   $       --      1,028,474       1,788         11,235         5,829
   Income -- Ordinary
     dividends............
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      901,408      1,251,228       1,488          4,580        83,394
                             ----------     ----------       -----         ------       -------
Net investment income
  (expense)...............     (901,408)      (222,754)        300          6,655       (77,565)
                             ----------     ----------       -----         ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    2,095,897      5,732,254        (952)            --       (26,861)
   Change in unrealized
     appreciation
     (depreciation).......      991,434      8,089,434       2,324             --       491,605
   Capital gain
     distributions........           --      1,748,038       3,340             --            --
                             ----------     ----------       -----         ------       -------
Net realized and
  unrealized gain (loss)
  on investments..........    3,087,331     15,569,726       4,712             --       464,744
                             ----------     ----------       -----         ------       -------
Increase (decrease) in
  net assets from
  operations..............   $2,185,923     15,346,972       5,012          6,655       387,179
                             ==========     ==========       =====         ======       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Eaton Vance
                                      DWS Variable Series II                Variable Trust
                           -------------------------------------------  ----------------------
                                                                                         VT
                             DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                            High Return   Small Mid Cap    Technology   Floating-Rate  Health
                           Equity VIP --   Value VIP --      VIP --        Income     Sciences
                           Class B Shares Class B Shares Class B Shares     Fund        Fund
                           -------------- -------------- -------------- ------------- ---------
                                                                              Year ended
                                   Year ended December 31, 2006            December 31, 2006
                           -------------------------------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $   734           187             --        2,638,956         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      1,526           754            130          711,938    186,339
                              -------         -----           ----        ---------   --------
Net investment income
  (expense)...............       (792)         (567)          (130)       1,927,018   (186,339)
                              -------         -----           ----        ---------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      5,013           159           (196)         (50,823)   407,110
   Change in unrealized
     appreciation
     (depreciation).......      4,386         5,998            314         (128,102)  (384,282)
   Capital gain
     distributions........      4,985         2,536             --               --         --
                              -------         -----           ----        ---------   --------
Net realized and
  unrealized gain (loss)
  on investments..........     14,384         8,693            118         (178,925)    22,828
                              -------         -----           ----        ---------   --------
Increase (decrease) in
  net assets from
  operations..............    $13,592         8,126            (12)       1,748,093   (163,511)
                              =======         =====           ====        =========   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Evergreen
                           Variable
                            Annuity
                             Trust                  Federated Insurance Series
                           --------- -------------------------------------------------------
                                     Federated              Federated   Federated
                           Evergreen  American             High Income High Income Federated
                              VA      Leaders   Federated     Bond        Bond      Kaufmann
                             Omega   Fund II --  Capital   Fund II --  Fund II --  Fund II --
                            Fund --   Primary    Income      Primary     Service    Service
                            Class 2    Shares    Fund II     Shares      Shares      Shares
                           --------- ---------- ---------  ----------- ----------- ----------
                            Year ended December 31, 2006      Year ended December 31, 2006
                           ------------------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $    --  1,074,126  1,128,658   4,104,136   3,269,211    274,604
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    9,465    682,353    269,450     665,848     635,717    712,334
                            -------  ---------  ---------   ---------   ---------  ---------
Net investment income
  (expense)...............   (9,465)   391,773    859,208   3,438,288   2,633,494   (437,730)
                            -------  ---------  ---------   ---------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   16,572    967,733   (410,088)   (710,749)   (220,548) 2,523,616
   Change in unrealized
     appreciation
     (depreciation).......   30,505   (693,410) 1,996,470   1,237,335   1,048,937  3,156,589
   Capital gain
     distributions........       --  5,770,136         --          --          --    346,487
                            -------  ---------  ---------   ---------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments..........   47,077  6,044,459  1,586,382     526,586     828,389  6,026,692
                            -------  ---------  ---------   ---------   ---------  ---------
Increase (decrease) in
  net assets from
  operations..............  $37,612  6,436,232  2,445,590   3,964,874   3,461,883  5,588,962
                            =======  =========  =========   =========   =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity(R) Variable Insurance Products Fund
                           ----------------------------------------------------------------------
                            VIP Asset    VIP Asset                          VIP           VIP
                           Manager/SM/  Manager/SM/    VIP Balanced    Contrafund(R) Contrafund(R)
                           Portfolio -- Portfolio --   Portfolio --    Portfolio --  Portfolio --
                             Initial      Service         Service         Initial       Service
                              Class       Class 2         Class 2          Class        Class 2
                           ------------ ------------ ----------------- ------------- -------------
                                                        Period from
                                  Year ended             May 1 to              Year ended
                               December 31, 2006     December 31, 2006      December 31, 2006
                           ------------------------  ----------------- --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $3,794,913     482,597             --         4,934,183     2,126,569
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,671,852     484,526        122,416         5,544,349     3,166,232
                            ----------    --------       --------       -----------   -----------
Net investment income
  (expense)...............   2,123,061      (1,929)      (122,416)         (610,166)   (1,039,663)
                            ----------    --------       --------       -----------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     462,617    (578,566)        97,838        35,145,850    16,040,871
   Change in unrealized
     appreciation
     (depreciation).......   4,986,288     885,254        889,425       (27,676,825)  (13,621,400)
   Capital gain
     distributions........          --          --             --        29,573,212    17,672,286
                            ----------    --------       --------       -----------   -----------
Net realized and
  unrealized gain (loss)
  on investments..........   5,448,905     306,688        987,263        37,042,237    20,091,757
                            ----------    --------       --------       -----------   -----------
Increase (decrease) in
  net assets from
  operations..............  $7,571,966     304,759        864,847        36,432,071    19,052,094
                            ==========    ========       ========       ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Fidelity(R) Variable Insurance Products Fund (continued)
                           --------------------------------------------------------------------
                                 VIP                                       VIP          VIP
                           Dynamic Capital      VIP           VIP        Growth &     Growth &
                            Appreciation   Equity-Income Equity-Income    Income       Income
                            Portfolio --   Portfolio --  Portfolio --  Portfolio -- Portfolio --
                               Service        Initial       Service      Initial      Service
                               Class 2         Class        Class 2       Class       Class 2
                           --------------- ------------- ------------- ------------ ------------
                                               Year ended December 31, 2006
                           --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ 11,218      16,137,911     6,419,792      721,472      232,200
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      70,210       4,905,951     2,355,158    1,090,410      509,838
                              --------      ----------    ----------    ---------    ---------
Net investment income
  (expense)...............     (58,992)     11,231,960     4,064,634     (368,938)    (277,638)
                              --------      ----------    ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     405,741      14,063,975     5,237,139    2,361,662    1,064,502
   Change in unrealized
     appreciation
     (depreciation).......      19,620      (3,537,103)     (742,658)   3,994,212    1,816,077
   Capital gain
     distributions........     132,567      37,279,688    16,693,893    2,015,877      840,342
                              --------      ----------    ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments..........     557,928      47,806,560    21,188,374    8,371,751    3,720,921
                              --------      ----------    ----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations..............    $498,936      59,038,520    25,253,008    8,002,813    3,443,283
                              ========      ==========    ==========    =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Fidelity(R) Variable Insurance Products Fund (continued)
                           ----------------------------------------------------------------
                            VIP Growth                               VIP Mid
                           Opportunities  VIP Growth   VIP Growth      Cap      VIP Mid Cap
                           Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                              Initial      Initial      Service      Initial      Service
                               Class        Class       Class 2       Class       Class 2
                           ------------- ------------ ------------ ------------ ------------
                                             Year ended December 31, 2006
                           ----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $ 176,878       707,271      85,027         560      3,218,277
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     326,715     2,369,820     811,890         317      3,942,101
                             ---------    ----------   ---------      ------    -----------
Net investment income
  (expense)...............    (149,837)   (1,662,549)   (726,863)        243       (723,824)
                             ---------    ----------   ---------      ------    -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     282,662      (387,510)  1,710,965       1,129     21,105,444
   Change in unrealized
     appreciation
     (depreciation).......     529,851    10,817,982   1,395,056      (1,142)   (21,981,672)
   Capital gain
     distributions........          --            --          --       4,226     27,625,293
                             ---------    ----------   ---------      ------    -----------
Net realized and
  unrealized gain (loss)
  on investments..........     812,513    10,430,472   3,106,021       4,213     26,749,065
                             ---------    ----------   ---------      ------    -----------
Increase (decrease) in
  net assets from
  operations..............   $ 662,676     8,767,923   2,379,158       4,456     26,025,241
                             =========    ==========   =========      ======    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Fidelity(R) Variable Insurance Franklin Templeton Variable Insurance
                           Products Fund (continued)               Products Trust
                           -----------------------------  ------------------------------------
                                                                        Franklin
                                                           Franklin    Large Cap      Mutual
                                            VIP Value       Income       Growth       Shares
                           VIP Overseas     Strategies    Securities   Securities   Securities
                           Portfolio --    Portfolio --    Fund --      Fund --      Fund --
                             Initial         Service       Class 2      Class 2      Class 2
                              Class          Class 2        Shares       Shares       Shares
                           ------------    ------------   ----------   ----------   ----------
                                  Year ended
                               December 31, 2006            Year ended December 31, 2006
                           -----------------------------  ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 1,339,285        73,066       7,965,536      1,054        29,939
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,232,678        54,111       4,266,630      6,442       128,654
                           -----------       -------       ----------    ------     ---------
Net investment income
  (expense)...............     106,607        18,955       3,698,906     (5,388)      (98,715)
                           -----------       -------       ----------    ------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   9,203,685       (48,196)      4,167,799     11,190       226,739
   Change in unrealized
     appreciation
     (depreciation).......   3,807,678        53,785      25,599,850     51,745     1,578,879
   Capital gain
     distributions........          --       460,680         610,960         --        36,634
                           -----------       -------       ----------    ------     ---------
Net realized and
  unrealized gain (loss)
  on investments..........  13,011,363       466,269      30,378,609     62,935     1,842,252
                           -----------       -------       ----------    ------     ---------
Increase (decrease) in
  net assets from
  operations.............. $13,117,970       485,224      34,077,515     57,547     1,743,537
                           ===========       =======       ==========    ======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Franklin Templeton Variable Insurance Products Trust (continued)
                           -------------------------------------------------------------
                                                    Templeton  Templeton
                           Templeton     Templeton    Global     Global       Templeton
                            Foreign       Foreign     Asset      Income        Growth
                           Securities    Securities Allocation Securities    Securities
                            Fund --       Fund --    Fund --    Fund --        Fund --
                            Class 1       Class 2    Class 2    Class 1        Class 2
                             Shares        Shares     Shares     Shares        Shares
                           ----------    ---------- ---------- ---------- -----------------
                                                                             Period from
                                                                              May 1 to
                                   Year ended December 31, 2006           December 31, 2006
                           --------------------------------------------   -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $  237,801       3,650      2,064    251,292          1,796
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    261,457      10,943        903    111,213         27,111
                           ----------     -------     ------    -------        -------
Net investment income
  (expense)...............    (23,656)     (7,293)     1,161    140,079        (25,315)
                           ----------     -------     ------    -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    844,285      37,548         61    133,413         48,012
   Change in unrealized
     appreciation
     (depreciation).......  2,421,294     116,370     11,585    627,401        480,334
   Capital gain
     distributions........         --          --      1,838         --          5,001
                           ----------     -------     ------    -------        -------
Net realized and
  unrealized gain (loss)
  on investments..........  3,265,579     153,918     13,484    760,814        533,347
                           ----------     -------     ------    -------        -------
Increase (decrease) in
  net assets from
  operations.............. $3,241,923     146,625     14,645    900,893        508,032
                           ==========     =======     ======    =======        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    GE Investments Funds, Inc.
                           ----------------------------------------------------------------------------
                                        International   Mid-Cap      Money       Premier    Real Estate
                              Income       Equity       Equity       Market   Growth Equity Securities
                               Fund         Fund         Fund         Fund        Fund         Fund
                           -----------  ------------- -----------  ---------- ------------- -----------
                                                   Year ended December 31, 2006
                           ----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 5,202,732      726,744     2,840,620  11,606,548     382,006    4,262,680
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,620,587      553,563     3,034,781   3,904,017   1,492,817    2,138,977
                           -----------   ----------   -----------  ----------  ----------   ----------
Net investment income
  (expense)...............   3,582,145      173,181      (194,161)  7,702,531  (1,110,811)   2,123,703
                           -----------   ----------   -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  (2,370,733)  14,737,971    10,314,190          --   5,071,619    9,668,931
   Change in unrealized
     appreciation
     (depreciation).......   1,756,760   (2,419,324)  (17,746,157)         --   2,721,615    5,158,152
   Capital gain
     distributions........          --           --    20,696,579          --          --   21,942,706
                           -----------   ----------   -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments..........    (613,973)  12,318,647    13,264,612          --   7,793,234   36,769,789
                           -----------   ----------   -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets from
  operations.............. $ 2,968,172   12,491,828    13,070,451   7,702,531   6,682,423   38,893,492
                           ===========   ==========   ===========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               GE Investments Funds, Inc. (continued)
                           ------------------------------------------------------------------------------
                           S&P 500(R)   Small-Cap   Total Return    Total Return       U.S.      Value
                             Index       Equity       Fund --          Fund --        Equity     Equity
                              Fund        Fund     Class 1 Shares  Class 3 Shares      Fund       Fund
                           ----------- ----------  -------------- ----------------- ----------  ---------
                                                                     Period from
                                                                      May 1 to           Year ended
                                Year ended December 31, 2006      December 31, 2006   December 31, 2006
                           -------------------------------------- ----------------- ---------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 6,824,741    888,446    23,651,907       6,439,481      1,248,316    614,543
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   6,577,999  1,888,257    20,654,270       2,285,856      1,342,452    539,412
                           ----------- ----------   -----------      ----------     ----------  ---------
Net investment income
  (expense)...............     246,742   (999,811)    2,997,637       4,153,625        (94,136)    75,131
                           ----------- ----------   -----------      ----------     ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  17,448,380  6,594,370    19,746,652       2,254,733      4,142,982  1,344,722
   Change in unrealized
     appreciation
     (depreciation).......  38,335,350 (6,045,745)   91,289,040       9,269,391      7,728,301    965,199
   Capital gain
     distributions........          -- 13,293,810    17,259,181       4,602,348             --  2,784,164
                           ----------- ----------   -----------      ----------     ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments..........  55,783,730 13,842,435   128,294,873      16,126,472     11,871,283  5,094,085
                           ----------- ----------   -----------      ----------     ----------  ---------
Increase (decrease) in
  net assets from
  operations.............. $56,030,472 12,842,624   131,292,510      20,280,097     11,777,147  5,169,216
                           =========== ==========   ===========      ==========     ==========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs Variable
                              Insurance Trust        J.P. Morgan Series Trust II
                           ---------------------  -------------------------------------
                            Goldman     Goldman
                             Sachs       Sachs
                           Growth and   Mid Cap             International     Mid Cap
                             Income      Value      Bond       Equity          Value
                              Fund       Fund     Portfolio   Portfolio      Portfolio
                           ---------- ----------  --------- -------------    ---------
                             Year ended December 31, 2006   Year ended December 31, 2006
                           -------------------------------  ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $  641,597  5,297,855   11,423         916          2,486
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    513,006  2,914,971    4,298       1,891          2,689
                           ---------- ----------   ------      ------         ------
Net investment income
  (expense)...............    128,591  2,382,884    7,125        (975)          (203)
                           ---------- ----------   ------      ------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  2,728,916 11,451,890   (1,130)      2,358          9,338
   Change in unrealized
     appreciation
     (depreciation).......  2,238,331 (2,950,257)   2,722      14,336         11,040
   Capital gain
     distributions........  1,541,929 15,564,643       --          --          1,714
                           ---------- ----------   ------      ------         ------
Net realized and
  unrealized gain (loss)
  on investments..........  6,509,176 24,066,276    1,592      16,694         22,092
                           ---------- ----------   ------      ------         ------
Increase (decrease) in
  net assets from
  operations.............. $6,637,767 26,449,160    8,717      15,719         21,889
                           ========== ==========   ======      ======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            J.P. Morgan Series
                           Trust II (continued)            Janus Aspen Series
                           -------------------  ---------------------------------------
                                                                            Fundamental
                                     U.S. Large   Balanced      Balanced      Equity
                             Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                            Company    Equity   Institutional   Service    Institutional
                           Portfolio Portfolio     Shares        Shares       Shares
                           --------- ---------- ------------- ------------ -------------
                                Year ended
                            December 31, 2006         Year ended December 31, 2006
                           -------------------  ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $  260       125      5,270,136     2,729,328         20
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     524       241      3,713,194     2,261,617         86
                            ------     -----     ----------    ----------      -----
Net investment income
  (expense)...............    (264)     (116)     1,556,942       467,711        (66)
                            ------     -----     ----------    ----------      -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   4,489     1,400     10,035,929     5,155,265        319
   Change in unrealized
     appreciation
     (depreciation).......      54       457     10,582,280     5,990,279        703
   Capital gain
     distributions........     687        --             --            --         --
                            ------     -----     ----------    ----------      -----
Net realized and
  unrealized gain (loss)
  on investments..........   5,230     1,857     20,618,209    11,145,544      1,022
                            ------     -----     ----------    ----------      -----
Increase (decrease) in
  net assets from
  operations..............  $4,966     1,741     22,175,151    11,613,255        956
                            ======     =====     ==========    ==========      =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                           -----------------------------------------------------------------
                                                                    Global Life     Global
                           Flexible Bond     Forty        Forty       Sciences    Technology
                           Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                           Institutional Institutional   Service      Service      Service
                              Shares        Shares        Shares       Shares       Shares
                           ------------- ------------- ------------ ------------ ------------
                                              Year ended December 31, 2006
                           -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $ 1,702,568      389,555       44,705           --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      533,099    1,714,950      457,450      230,400      178,048
                            -----------   ----------    ---------    ---------     --------
Net investment income
  (expense)...............    1,169,469   (1,325,395)    (412,745)    (230,400)    (178,048)
                            -----------   ----------    ---------    ---------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   (1,174,053)   5,779,991    1,590,535    1,809,226      889,964
   Change in unrealized
     appreciation
     (depreciation).......      817,008    3,446,043    1,436,524     (870,780)       1,744
   Capital gain
     distributions........       76,285           --           --           --           --
                            -----------   ----------    ---------    ---------     --------
Net realized and
  unrealized gain (loss)
  on investments..........     (280,760)   9,226,034    3,027,059      938,446      891,708
                            -----------   ----------    ---------    ---------     --------
Increase (decrease) in
  net assets from
  operations..............  $   888,709    7,900,639    2,614,314      708,046      713,660
                            ===========   ==========    =========    =========     ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                           -------------------------------------------------------------------
                           International International   Large Cap    Large Cap      Mid Cap
                              Growth        Growth        Growth        Growth       Growth
                           Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                           Institutional    Service    Institutional   Service    Institutional
                              Shares        Shares        Shares        Shares       Shares
                           ------------- ------------- ------------- ------------ -------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $ 2,774,315      537,312       669,106       36,722            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    2,104,795      455,753     2,050,571      207,732     1,655,115
                            -----------   ----------    ----------    ---------    ----------
Net investment income
  (expense)...............      669,520       81,559    (1,381,465)    (171,010)   (1,655,115)
                            -----------   ----------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   23,654,399    3,077,693       357,622      244,704       964,481
   Change in unrealized
     appreciation
     (depreciation).......   28,009,501    7,601,879    14,208,349    1,114,523    13,363,943
   Capital gain
     distributions........           --           --            --           --            --
                            -----------   ----------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments..........   51,663,900   10,679,572    14,565,971    1,359,227    14,328,424
                            -----------   ----------    ----------    ---------    ----------
Increase (decrease) in
  net assets from
  operations..............  $52,333,420   10,761,131    13,184,506    1,188,217    12,673,309
                            ===========   ==========    ==========    =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Janus Aspen Series (continued)      JPMorgan Insurance Trust
                           --------------------------------------- ----------------------
                                                                                 JPMorgan
                             Mid Cap      Worldwide    Worldwide    JPMorgan     Insurance
                              Growth       Growth        Growth     Insurance      Trust
                           Portfolio -- Portfolio --  Portfolio --    Trust     Diversified
                             Service    Institutional   Service     Core Bond     Equity
                              Shares       Shares        Shares    Portfolio 1  Portfolio 1
                           ------------ ------------- ------------ -----------  -----------
                                                                         Period from
                                         Year ended                       May 1 to
                                      December 31, 2006               December 31, 2006
                           --------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $       --    2,834,258      277,153         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     217,261    2,353,915      272,845      6,927          20
                            ----------   ----------    ---------     ------         ---
Net investment income
  (expense)...............    (217,261)     480,343        4,308     (6,927)        (20)
                            ----------   ----------    ---------     ------         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     736,681   (2,205,245)     378,395      4,301           1
   Change in unrealized
     appreciation
     (depreciation).......     989,182   26,616,988    2,134,764     16,503         419
   Capital gain
     distributions........          --           --           --         --          --
                            ----------   ----------    ---------     ------         ---
Net realized and
  unrealized gain (loss)
  on investments..........   1,725,863   24,411,743    2,513,159     20,804         420
                            ----------   ----------    ---------     ------         ---
Increase (decrease) in
  net assets from
  operations..............  $1,508,602   24,892,086    2,517,467     13,877         400
                            ==========   ==========    =========     ======         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      JPMorgan Insurance Trust (continued)
                           ----------------------------------------------------------
                            JPMorgan
                            Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                              Trust     Insurance   Insurance   Insurance   Insurance
                           Diversified    Trust       Trust       Trust       Trust
                             Mid Cap     Equity    Government   Intrepid    Intrepid
                             Growth       Index       Bond       Mid Cap     Growth
                           Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                           ----------- ----------- ----------- ----------- -----------
                                     Period from May 1 to December 31, 2006
                           ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ --          --           --         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      20          18        6,754         24          19
                              ----         ---       ------        ---         ---
Net investment income
  (expense)...............     (20)        (18)      (6,754)       (24)        (19)
                              ----         ---       ------        ---         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       1          --        4,316          1           1
   Change in unrealized
     appreciation
     (depreciation).......     363         232       14,615        324         295
   Capital gain
     distributions........      --          --           --         --          --
                              ----         ---       ------        ---         ---
Net realized and
  unrealized gain (loss)
  on investments..........     364         232       18,931        325         296
                              ----         ---       ------        ---         ---
Increase (decrease) in
  net assets from
  operations..............    $344         214       12,177        301         277
                              ====         ===       ======        ===         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                          Legg Mason
                                                                                                       Partners Variable
                                         Legg Mason Partners Variable Portfolios I, Inc.                 Portfolios II
                           --------------------------------------------------------------------------- -----------------
                                                                Legg Mason    Legg Mason   Legg Mason     Legg Mason
                              Legg Mason       Legg Mason        Partners      Partners     Partners   Partners Variable
                               Partners     Partners Variable    Variable      Variable     Variable      Aggressive
                             Variable All       Investors     Strategic Bond Total Return Total Return      Growth
                           Cap Portfolio --   Portfolio --     Portfolio --  Portfolio -- Portfolio --   Portfolio --
                               Class II          Class I         Class I       Class I      Class II       Class II
                           ---------------- ----------------- -------------- ------------ ------------ -----------------
                                                                                                          Year ended
                                                  Year ended December 31, 2006                         December 31, 2006
                           --------------------------------------------------------------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $  236,378          662,993       1,874,582       269,769     187,931               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       282,801          632,753         563,436       208,293     125,704          168,835
                              ----------        ---------       ---------     ---------     -------        ---------
Net investment income
  (expense)...............       (46,423)          30,240       1,311,146        61,476      62,227         (168,835)
                              ----------        ---------       ---------     ---------     -------        ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       731,584        3,438,458        (613,737)      495,984      59,599          547,935
   Change in unrealized
     appreciation
     (depreciation).......     1,284,760        2,151,262         478,711       607,417     398,764          481,755
   Capital gain
     distributions........       605,574          949,703          35,316       235,394     191,539               --
                              ----------        ---------       ---------     ---------     -------        ---------
Net realized and
  unrealized gain (loss)
  on investments..........     2,621,918        6,539,423         (99,710)    1,338,795     649,902        1,029,690
                              ----------        ---------       ---------     ---------     -------        ---------
Increase (decrease) in
  net assets from
  operations..............    $2,575,495        6,569,663       1,211,436     1,400,271     712,129          860,855
                              ==========        =========       =========     =========     =======        =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     MFS(R) Variable Insurance Trust
                           -----------------------------------------------------------------------------------
                               MFS(R)                                      MFS(R)
                              Investors        MFS(R)       MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                               Growth         Investors     Discovery      Income       Return     Utilities
                           Stock Series -- Trust Series --  Series --    Series --    Series --    Series --
                               Service         Service       Service      Service      Service      Service
                            Class Shares    Class Shares   Class Shares Class Shares Class Shares Class Shares
                           --------------- --------------- ------------ ------------ ------------ ------------
                                                      Year ended December 31, 2006
                           -----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $       --          56,721            --        856        862,849       944,015
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      387,156         336,837       581,546        366        746,363       791,495
                             ----------       ---------     ---------      -----      ---------    ----------
Net investment income
  (expense)...............     (387,156)       (280,116)     (581,546)       490        116,486       152,520
                             ----------       ---------     ---------      -----      ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      667,104         949,911     1,727,357        (55)       131,886     5,150,568
   Change in unrealized
     appreciation
     (depreciation).......    1,095,074       1,564,096     2,052,896      1,117      2,893,280     6,038,058
   Capital gain
     distributions........           --              --       693,054         84        829,403     1,923,936
                             ----------       ---------     ---------      -----      ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments..........    1,762,178       2,514,007     4,473,307      1,146      3,854,569    13,112,562
                             ----------       ---------     ---------      -----      ---------    ----------
Increase (decrease) in
  net assets from
  operations..............   $1,375,022       2,233,891     3,891,761      1,636      3,971,055    13,265,082
                             ==========       =========     =========      =====      =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Old Mutual Insurance
                                Series Fund       Oppenheimer Variable Account Funds
                           --------------------  -----------------------------------
                                                             Oppenheimer
                                      Old Mutual              Balanced   Oppenheimer
                           Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital
                           Growth II    Growth    Balanced     Service   Appreciation
                           Portfolio  Portfolio    Fund/VA     Shares      Fund/VA
                           ---------- ---------- ----------- ----------- ------------
                                Year ended
                             December 31, 2006       Year ended December 31, 2006
                           --------------------  -----------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $      --         --   1,908,820     821,708      489,791
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   118,661    158,545     926,511     683,936    1,764,398
                           ---------   --------   ---------   ---------   ----------
Net investment income
  (expense)...............  (118,661)  (158,545)    982,309     137,772   (1,274,607)
                           ---------   --------   ---------   ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   464,948    422,269   1,100,489     (25,918)   4,995,838
   Change in unrealized
     appreciation
     (depreciation).......   118,864    201,536     967,889   2,106,542    3,779,772
   Capital gain
     distributions........        --         --   2,776,619   1,288,593           --
                           ---------   --------   ---------   ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments..........   583,812    623,805   4,844,997   3,369,217    8,775,610
                           ---------   --------   ---------   ---------   ----------
Increase (decrease) in
  net assets from
  operations.............. $ 465,151    465,260   5,827,306   3,506,989    7,501,003
                           =========   ========   =========   =========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Oppenheimer Variable Account Funds (continued)
                           -------------------------------------------------------------------
                            Oppenheimer                Oppenheimer
                              Capital                     Global                  Oppenheimer
                            Appreciation  Oppenheimer   Securities   Oppenheimer  Main Street
                             Fund/VA --    Core Bond    Fund/VA --   High Income   Fund/VA --
                           Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                           -------------- ----------- -------------- ----------- --------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $   27,262    3,501,521     1,085,591    4,932,061      562,791
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      229,992      896,675     1,920,948      884,514    1,017,457
                             ----------    ---------    ----------   ----------    ---------
Net investment income
  (expense)...............     (202,730)   2,604,846      (835,357)   4,047,547     (454,666)
                             ----------    ---------    ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      624,397     (709,730)    9,168,042   (1,038,263)   3,191,212
   Change in unrealized
     appreciation
     (depreciation).......      462,227      260,222     2,546,591    1,720,366    5,635,651
   Capital gain
     distributions........           --           --     6,724,268           --           --
                             ----------    ---------    ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments..........    1,086,624     (449,508)   18,438,901      682,103    8,826,863
                             ----------    ---------    ----------   ----------    ---------
Increase (decrease) in
  net assets from
  operations..............   $  883,894    2,155,338    17,603,544    4,729,650    8,372,197
                             ==========    =========    ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          PIMCO
                              Oppenheimer Variable Account Funds        Variable
                                          (continued)                Insurance Trust
                           ----------------------------------------  ---------------
                            Oppenheimer
                            Main Street                Oppenheimer      All Asset
                             Small Cap    Oppenheimer  MidCap Fund/   Portfolio --
                             Fund/VA --     MidCap        VA --          Advisor
                           Service Shares   Fund/VA   Service Shares  Class Shares
                           -------------- ----------- -------------- ---------------
                                   Year ended                   Year ended
                               December 31, 2006            December 31, 2006
                           -------------------------  -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $   62,158           --           --        454,049
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      604,221    1,180,660      101,378        134,581
                             ----------   ----------     --------        -------
Net investment income
  (expense)...............     (542,063)  (1,180,660)    (101,378)       319,468
                             ----------   ----------     --------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    2,392,206    3,238,935      324,881        (54,598)
   Change in unrealized
     appreciation
     (depreciation).......    1,287,236     (642,714)    (189,070)       (40,462)
   Capital gain
     distributions........      976,335           --           --         13,040
                             ----------   ----------     --------        -------
Net realized and
  unrealized gain (loss)
  on investments..........    4,655,777    2,596,221      135,811        (82,020)
                             ----------   ----------     --------        -------
Increase (decrease) in
  net assets from
  operations..............   $4,113,714    1,415,561       34,433        237,448
                             ==========   ==========     ========        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            PIMCO Variable Insurance Trust (continued)
                           ---------------------------------------------------------------------------
                            Foreign Bond
                           Portfolio (U.S.                   Long-Term
                               Dollar        High Yield   U.S. Government  Low Duration   Total Return
                             Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                           Administrative  Administrative Administrative  Administrative Administrative
                            Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                           --------------- -------------- --------------- -------------- --------------
                                                   Year ended December 31, 2006
                           ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ 440,321      6,900,481       3,281,868        791,585      14,705,760
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      164,272      1,595,574         950,278        357,498       4,689,886
                              ---------      ---------      ----------       --------      ----------
Net investment income
  (expense)...............      276,049      5,304,907       2,331,590        434,087      10,015,874
                              ---------      ---------      ----------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       22,680        537,465      (1,094,899)      (109,899)     (2,050,702)
   Change in unrealized
     appreciation
     (depreciation).......     (282,295)     1,283,979      (2,146,989)        38,775      (1,297,454)
   Capital gain
     distributions........       22,389             --         600,825             --              --
                              ---------      ---------      ----------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments..........     (237,226)     1,821,444      (2,641,063)       (71,124)     (3,348,156)
                              ---------      ---------      ----------       --------      ----------
Increase (decrease) in
  net assets from
  operations..............    $  38,823      7,126,351        (309,473)       362,963       6,667,718
                              =========      =========      ==========       ========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     The Prudential Series Fund
                           ------------------------------------------------------------------------------
                                                                                             SP William
                                                                            SP Prudential       Blair
                           Jennison 20/20                      Natural      U.S. Emerging   International
                                Focus         Jennison        Resources        Growth          Growth
                            Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                           Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares
                           --------------- --------------- --------------- --------------- ---------------
                                                    Year ended December 31, 2006
                           ------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $  125,160             --          410,596         5,533             799
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      295,707         48,641          208,808           635           1,549
                             ----------        -------        ---------        ------          ------
Net investment income
  (expense)...............     (170,547)       (48,641)         201,788         4,898            (750)
                             ----------        -------        ---------        ------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      648,006        129,238         (599,495)        8,001           3,987
   Change in unrealized
     appreciation
     (depreciation).......    1,621,599        (40,137)          22,180        (8,744)         20,303
   Capital gain
     distributions........      510,406             --        1,596,883         1,662           1,025
                             ----------        -------        ---------        ------          ------
Net realized and
  unrealized gain (loss)
  on investments..........    2,780,011         89,101        1,019,568           919          25,315
                             ----------        -------        ---------        ------          ------
Increase (decrease) in
  net assets from
  operations..............   $2,609,464         40,460        1,221,356         5,817          24,565
                             ==========        =======        =========        ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Rydex Variable     Van Kampen Life Investment
                                 Trust                    Trust
                           ----------------- ------------------------------
                                                                Strategic
                                                Comstock         Growth
                                              Portfolio --    Portfolio --
                               OTC Fund      Class II Shares Class II Shares
                           ----------------- --------------- ---------------
                              Year ended               Year ended
                           December 31, 2006        December 31, 2006
                           ----------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $      --        2,343,950             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       167,755        1,544,832        168,025
                               ---------       ----------       --------
Net investment income
  (expense)...............      (167,755)         799,118       (168,025)
                               ---------       ----------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       343,086        2,807,021        359,618
   Change in unrealized
     appreciation
     (depreciation).......       267,012        5,390,986        (69,257)
   Capital gain
     distributions........            --        4,341,644             --
                               ---------       ----------       --------
Net realized and
  unrealized gain (loss)
  on investments..........       610,098       12,539,651        290,361
                               ---------       ----------       --------
Increase (decrease) in
  net assets from
  operations..............     $ 442,343       13,338,769        122,336
                               =========       ==========       ========


                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                        AIM Variable Insurance Funds
                                                               ----------------------------------------------
                                                                   AIM V.I. Basic         AIM V.I. Capital
                                                                    Value Fund --       Appreciation Fund --
                                     Consolidated Total           Series II shares         Series I shares
                              -------------------------------  ----------------------  ----------------------
                                         Year ended                  Year ended              Year ended
                                        December 31,                December 31,            December 31,
                              -------------------------------  ----------------------  ----------------------
                                    2006            2005          2006        2005        2006        2005
                              ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    65,044,507      31,592,446    (342,743)   (270,889)   (482,612)   (486,988)
   Net realized gain
     (loss) on
     investments.............     344,423,581     165,748,588   1,137,259     538,166   2,828,812     652,552
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     323,980,248     217,292,538   1,026,673     562,301    (906,549)  1,868,313
   Capital gain
     distributions...........     280,757,602      82,340,330   1,187,165     183,038          --          --
                              ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,014,205,938     496,973,902   3,008,354   1,012,616   1,439,651   2,033,877
                              ---------------  --------------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,568,465,328     830,909,806   3,579,939   4,694,252     855,193     670,571
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (107,088,376)    (79,201,155)    (91,725)    (30,246)   (140,715)   (183,886)
     Surrenders..............  (1,199,686,346) (1,082,318,919) (2,109,778) (1,394,131) (3,106,299) (2,363,206)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (12,368,133)    (11,354,667)    (63,748)    (56,046)    (54,989)    (51,630)
     Capital
       contribution
       (withdrawal)..........              --      (7,223,709)         --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     189,048,371      84,390,423     503,952     305,498      75,807      62,433
     Transfers (to) from
       other subaccounts.....              --              --  (2,339,675)   (103,313) (2,413,006)   (838,568)
                              ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     438,370,844    (264,798,221)   (521,035)  3,416,014  (4,784,009) (2,704,286)
                              ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   1,452,576,782     232,175,681   2,487,319   4,428,630  (3,344,358)   (670,409)
Net assets at beginning
  of year....................   8,588,543,201   8,356,367,520  27,325,239  22,896,609  33,564,700  34,235,109
                              ---------------  --------------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $10,041,119,983   8,588,543,201  29,812,558  27,325,239  30,220,342  33,564,700
                              ===============  ==============  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     384,291,942     261,063,603     702,838     706,434   1,823,246     580,235
   Units redeemed............    (308,883,956)   (253,549,627)   (718,948)   (440,343) (3,030,349) (1,046,785)
                              ---------------  --------------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      75,407,986       7,513,976     (16,110)    266,091  (1,207,103)   (466,550)
                              ===============  ==============  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                              AIM V.I. Capital        AIM V.I.              AIM V.I. Global
                                Development          Core Equity              Real Estate
                                  Fund --              Fund --                  Fund --
                              Series I shares      Series I shares         Series II shares
                              ---------------  ----------------------  ------------------------
                                                                                    Period from
                                 Year ended          Year ended         Year ended  April 29 to
                                December 31,        December 31,       December 31, December 31,
                              ---------------  ----------------------  ------------ ------------
                                2006    2005      2006        2005         2006         2005
                              -------  ------  ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (92)    (85)      7,974    (223,929)       239         136
   Net realized gain
     (loss) on
     investments.............     454   1,291   2,814,480      49,437        656          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,322     240     844,780   1,283,068      8,258        (107)
   Capital gain
     distributions...........     283      --          --          --      1,306         109
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         operations..........   1,967   1,446   3,667,234   1,108,576     10,459         138
                              -------  ------  ----------  ----------     ------       -----
From capital
  transactions:
   Net premiums..............   2,338     713     450,716     591,259      4,038          --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --      --    (166,338)   (143,171)        --          --
     Surrenders..............      --      --  (2,544,310) (2,722,205)    (1,813)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (46,668)    (47,988)      (157)         --
     Capital
       contribution
       (withdrawal)..........      --      --          --          --         --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (519)     66,081       8,158     27,419       6,626
     Transfers (to) from
       other subaccounts.....     862   1,703  (1,164,403) (1,767,796)       546         227
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   3,204   1,897  (3,404,922) (4,081,743)    30,033       6,853
                              -------  ------  ----------  ----------     ------       -----
Increase (decrease) in
  net assets.................   5,171   3,343     262,312  (2,973,167)    40,492       6,991
Net assets at beginning
  of year....................  12,327   8,984  29,437,424  32,410,591      6,991          --
                              -------  ------  ----------  ----------     ------       -----
Net assets at end of
  period..................... $17,498  12,327  29,699,736  29,437,424     47,483       6,991
                              =======  ======  ==========  ==========     ======       =====
Changes in units (note
  5):
   Units purchased...........     350   1,491   3,191,702     273,253      2,802         608
   Units redeemed............    (128) (1,289) (4,508,480)   (883,277)      (462)         --
                              -------  ------  ----------  ----------     ------       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     222     202  (1,316,778)   (610,024)     2,340         608
                              =======  ======  ==========  ==========     ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                  AIM V.I.
                                 Government           AIM V.I.                 AIM V.I.
                                 Securities     International Growth           Large Cap
                                  Fund --              Fund --                 Growth --
                              Series I shares     Series II shares          Series I shares
                              ---------------  ----------------------  ------------------------
                                                                                    Period from
                                 Year ended          Year ended         Year ended  April 29 to
                                December 31,        December 31,       December 31, December 31,
                              ---------------  ----------------------  ------------ ------------
                                2006    2005      2006        2005         2006         2005
                              -------  ------  ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   562      82     (73,399)    (19,954)      (139)         14
   Net realized gain
     (loss) on
     investments.............    (113)     (1)  2,233,126     189,271       (149)         11
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (235)    (65)  4,247,721   1,131,489      1,953          11
   Capital gain
     distributions...........      --      --          --          --         --          --
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         operations..........     214      16   6,407,448   1,300,806      1,665          36
                              -------  ------  ----------  ----------     ------       -----
From capital
  transactions:
   Net premiums..............   1,725     240  18,548,363   3,796,929         --       3,723
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --      --     (19,671)    (22,690)        --          --
     Surrenders..............      --      --  (1,748,469)   (665,383)    (1,406)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (48,683)    (10,761)       (15)         --
     Capital
       contribution
       (withdrawal)..........      --      --          --          --         --          --
     Transfers (to) from
       the Guarantee
       Account...............      (1)     (0)  1,972,510     616,622     25,646          94
     Transfers (to) from
       other subaccounts.....   1,923   8,482   5,166,836   7,622,304     (1,129)         --
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   3,647   8,722  23,870,886  11,337,021     23,096       3,817
                              -------  ------  ----------  ----------     ------       -----
Increase (decrease) in
  net assets.................   3,861   8,738  30,278,334  12,637,827     24,761       3,853
Net assets at beginning
  of year....................  11,695   2,957  13,152,467     514,640      3,853          --
                              -------  ------  ----------  ----------     ------       -----
Net assets at end of
  period..................... $15,556  11,695  43,430,801  13,152,467     28,614       3,853
                              =======  ======  ==========  ==========     ======       =====
Changes in units (note
  5):
   Units purchased...........   1,120     706   3,727,417   1,555,291      4,227         618
   Units redeemed............    (842)     (2) (1,851,550)   (531,797)    (1,734)       (306)
                              -------  ------  ----------  ----------     ------       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     278     704   1,875,867   1,023,494      2,493         312
                              =======  ======  ==========  ==========     ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM Variable Insurance Funds
                                       (continued)
                              ---------------------------------
                                 AIM V.I.
                                Technology    AIM V.I. Utilities
                                  Fund --        Fund --
                              Series I shares Series I shares
                              --------------  -----------------
                                Year ended      Year ended
                               December 31,    December 31,
                              --------------  -----------------
                                2006    2005   2006      2005
                              -------  -----   ------    -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (75)   (67)    213       39
   Net realized gain
     (loss) on
     investments.............       8     --     909        6
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     984    198     (51)     286
   Capital gain
     distributions...........      --     --     170       --
                              -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         operations..........     917    131   1,241      331
                              -------  -----   ------    -----
From capital
  transactions:
   Net premiums..............      --     --     431       --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --     --      --       --
     Surrenders..............      --     --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --     --      --       --
     Capital
       contribution
       (withdrawal)..........      --     --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      --      1      68       (1)
     Transfers (to) from
       other subaccounts.....     127     --     160    4,350
                              -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     127      1     659    4,349
                              -------  -----   ------    -----
Increase (decrease) in
  net assets.................   1,044    132   1,900    4,680
Net assets at beginning
  of year....................   9,463  9,331   6,845    2,165
                              -------  -----   ------    -----
Net assets at end of
  period..................... $10,507  9,463   8,745    6,845
                              =======  =====   ======    =====
Changes in units (note
  5):
   Units purchased...........      40     --   1,635      504
   Units redeemed............      (1)    --  (1,614)      --
                              -------  -----   ------    -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      39     --      21      504
                              =======  =====   ======    =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          The Alger American Fund
                            ---------------------------------------------------
                                                         Alger American Small
                              Alger American Growth         Capitalization
                                   Portfolio --              Portfolio --
                                  Class O Shares            Class O Shares
                            -------------------------  ------------------------
                                    Year ended                Year ended
                                   December 31,              December 31,
                            -------------------------  ------------------------
                                2006          2005         2006         2005
                            ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (1,248,853)  (1,362,096)  (1,119,115)  (1,071,871)
 Net realized gain
   (loss) on investments...   (1,094,379)  (6,701,040)   9,321,406    4,431,894
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,051,289   18,488,198    4,343,621    6,942,929
 Capital gain
   distributions...........           --           --           --           --
                            ------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations............    2,708,057   10,425,062   12,545,912   10,302,952
                            ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums..............      212,995      262,915      135,781      174,060
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Death benefits..........     (979,567)    (744,310)    (473,362)    (485,874)
   Surrenders..............  (16,837,173) (18,944,734) (12,125,970) (10,806,878)
   Cost of insurance and
    administrative
    expense (note 4a)......     (113,563)    (139,215)     (88,065)     (85,830)
   Capital contribution
    (withdrawal)...........           --           --           --           --
   Transfers (to) from
    the Guarantee Account..     (251,432)    (669,945)     (26,943)    (304,119)
   Transfers (to) from
    other subaccounts......   (5,539,421) (11,177,445)  (1,784,395)  (3,705,560)
                            ------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (23,508,161) (31,412,734) (14,362,954) (15,214,201)
                            ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets................  (20,800,104) (20,987,672)  (1,817,042)  (4,911,249)
Net assets at beginning
 of year...................  106,661,345  127,649,017   75,447,971   80,359,220
                            ------------  -----------  -----------  -----------
Net assets at end of
 period.................... $ 85,861,241  106,661,345   73,630,929   75,447,971
                            ============  ===========  ===========  ===========
Changes in units (note
 5):
   Units purchased.........      752,783    1,149,784    2,521,182    2,325,357
   Units redeemed..........   (2,449,058)  (3,647,286)  (3,732,664)  (3,891,731)
                            ------------  -----------  -----------  -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (1,696,275)  (2,497,503)  (1,211,482)  (1,566,375)
                            ============  ===========  ===========  ===========

                            AllianceBernstein Variable Products Series Fund, Inc.
                            ----------------------------------------------------
                              AllianceBernstein
                              Global Technology       AllianceBernstein Growth
                                Portfolio --           and Income Portfolio --
                                   Class B                     Class B
                            ------------------------  --------------------------
                                 Year ended                  Year ended
                                December 31,                December 31,
                            ------------------------  --------------------------
                               2006         2005          2006          2005
                             ---------    ---------   -----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   (63,640)     (55,977)      (721,040)     (497,489)
 Net realized gain
   (loss) on investments...   206,355       66,816      8,312,197     6,448,306
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   127,169       45,931      8,335,804      (741,504)
 Capital gain
   distributions...........        --           --      9,170,461            --
                             ---------    ---------   -----------   -----------
    Increase (decrease)
     in net assets from
     operations............   269,884       56,770     25,097,422     5,209,313
                             ---------    ---------   -----------   -----------
From capital
 transactions:
 Net premiums..............   361,359      657,946      4,886,512     8,814,922
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Death benefits..........  (115,450)          --       (965,325)   (1,118,494)
   Surrenders..............  (195,701)    (276,835)   (18,095,533)  (15,385,823)
   Cost of insurance and
    administrative
    expense (note 4a)......   (12,817)      (9,929)      (310,520)     (304,535)
   Capital contribution
    (withdrawal)...........        --           --             --            --
   Transfers (to) from
    the Guarantee Account..    32,594       17,166      1,239,200       780,453
   Transfers (to) from
    other subaccounts......  (260,072)    (531,440)    (8,893,790)   (6,044,973)
                             ---------    ---------   -----------   -----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (190,087)    (143,092)   (22,139,456)  (13,258,450)
                             ---------    ---------   -----------   -----------
Increase (decrease) in
 net assets................    79,797      (86,322)     2,957,966    (8,049,137)
Net assets at beginning
 of year................... 4,066,831    4,153,153    180,465,490   188,514,627
                             ---------    ---------   -----------   -----------
Net assets at end of
 period.................... 4,146,628    4,066,831    183,423,456   180,465,490
                             =========    =========   ===========   ===========
Changes in units (note
 5):
   Units purchased.........   187,555      122,908      2,530,989     2,746,446
   Units redeemed..........  (200,831)    (134,747)    (4,257,331)   (3,917,980)
                             ---------    ---------   -----------   -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (13,276)     (11,839)    (1,726,342)   (1,171,533)
                             =========    =========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              -----------------------------------------------------------------------
                                 AllianceBernstein        AllianceBernstein       AllianceBernstein
                                International Value       Large Cap Growth        Small Cap Growth
                                Portfolio -- Class B    Portfolio -- Class B    Portfolio -- Class B
                              -----------------------  ----------------------  ----------------------
                              Year ended December 31,  Year ended December 31, Year ended December 31,
                              -----------------------  ----------------------  ----------------------
                                  2006        2005        2006        2005        2006        2005
                              -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (156,357)    (70,033)   (526,400)   (494,351)   (123,555)   (124,808)
   Net realized gain
     (loss) on
     investments.............   3,840,186     199,500     902,773     497,461     965,326     826,873
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  10,787,768   1,911,172  (1,277,529)  3,910,014    (293,819)   (711,171)
   Capital gain
     distributions...........     605,626      98,510          --          --          --          --
                              -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  15,077,223   2,139,149    (901,156)  3,913,124     547,952      (9,106)
                              -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  41,715,337   5,886,434   2,027,340   1,932,759     123,917      41,213
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (114,233)    (27,862)   (126,110)   (169,768)    (74,530)    (50,947)
     Surrenders..............  (3,234,549)   (414,055) (2,957,371) (2,152,300)   (723,573)   (696,728)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (84,466)    (21,024)    (60,725)    (55,967)     (9,753)    (10,459)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   4,062,152   1,249,640     555,193     (47,453)    250,428      85,128
     Transfers (to) from
       other subaccounts.....  19,597,949  12,484,657  (1,398,322)   (764,669)    187,472  (2,547,923)
                              -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  61,942,190  19,157,790  (1,959,995) (1,257,398)   (246,039) (3,179,716)
                              -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  77,019,413  21,296,939  (2,861,151)  2,655,726     301,913  (3,188,822)
Net assets at beginning
  of year....................  21,933,803     636,864  35,073,470  32,417,744   7,351,702  10,540,524
                              -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $98,953,216  21,933,803  32,212,319  35,073,470   7,653,615   7,351,702
                              ===========  ==========  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   7,869,628   2,417,169     917,429   1,012,698     973,694     404,158
   Units redeemed............  (3,229,131)   (655,981) (1,293,435) (1,309,814) (1,010,454)   (799,870)
                              -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   4,640,497   1,761,188    (376,006)   (297,116)    (36,760)   (395,711)
                              ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  American Century Variable Portfolios, Inc.
                              -------------------------------------------------
                              VP Income & Growth VP International   VP Ultra(R)
                               Fund -- Class I   Fund -- Class I  Fund -- Class I
                              ----------------   --------------   ---------------
                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                              ----------------   --------------   ---------------
                                2006      2005      2006     2005   2006    2005
                              --------   ------  ---------   ---- -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (606)    (118)    (7,364)   (1)  (1,079)   (223)
   Net realized gain
     (loss) on
     investments.............    6,668       32     18,169    --     (500)    190
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,482    1,290    121,801    22   (1,423)  2,269
   Capital gain
     distributions...........       --       --         --    --       --      --
                              --------   ------  ---------   ---  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   15,544    1,204    132,606    21   (3,002)  2,236
                              --------   ------  ---------   ---  -------  ------
From capital
  transactions:
   Net premiums..............   71,672   34,305  1,328,164    --   14,074  40,344
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --       --         --    --       --      --
     Surrenders..............   (4,539)    (141)   (70,369)   --     (376)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (173)     (10)       (19)   --     (340)    (20)
     Capital
       contribution
       (withdrawal)..........       --       --         --    --       --      --
     Transfers (to) from
       the Guarantee
       Account...............   15,641    1,437    217,302   907     (817)   (115)
     Transfers (to) from
       other subaccounts.....   (2,771)      --    (52,739)   31    6,890  (1,804)
                              --------   ------  ---------   ---  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   79,830   35,591  1,422,339   938   19,431  38,405
                              --------   ------  ---------   ---  -------  ------
Increase (decrease) in
  net assets.................   95,374   36,795  1,554,945   959   16,429  40,641
Net assets at beginning
  of year....................   40,135    3,340        959    --   43,971   3,330
                              --------   ------  ---------   ---  -------  ------
Net assets at end of
  period..................... $135,509   40,135  1,555,904   959   60,400  43,971
                              ========   ======  =========   ===  =======  ======
Changes in units (note
  5):
   Units purchased...........   76,787    2,598    160,670    60   87,526   3,988
   Units redeemed............  (69,614)     (14)   (49,569)   --  (85,724)   (303)
                              --------   ------  ---------   ---  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    7,173    2,583    111,101    60    1,802   3,685
                              ========   ======  =========   ===  =======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              American Century
                              Variable Portfolios, Inc. American Century Variable   BlackRock Variable
                                 (continued)               Portfolios II, Inc.      Series Funds, Inc.
                              ------------------------  ------------------------  -------------------------
                                  VP Value               VP Inflation Protection  BlackRock Basic Value V.I.
                               Fund -- Class I              Fund -- Class II      Fund -- Class III Shares
                              ------------------------  ------------------------  -------------------------
                                                                     Period from
                                 Year ended              Year ended  April 29 to        Year ended
                                December 31,            December 31, December 31,      December 31,
                              ------------------------  ------------ ------------ -------------------------
                                2006         2005           2006         2005        2006          2005
                                --------      ------    ------------ ------------  ----------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    952         828          48,355       29,888      202,382      398,057
   Net realized gain
     (loss) on
     investments.............    8,092           5         (22,687)      (8,539)     257,193       22,777
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   14,504        (855)        (19,319)     (19,961)      57,809     (309,362)
   Capital gain
     distributions...........    2,143         745              --           --    1,134,713        4,124
                                --------      ------     ---------    ---------    ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   25,691         723           6,349        1,388    1,652,097      115,596
                                --------      ------     ---------    ---------    ----------    ---------
From capital
  transactions:
   Net premiums..............  189,354          --       1,811,669      936,642    2,579,911    2,463,321
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --          --              --           --           --      (41,486)
     Surrenders..............  (14,381)         --        (134,291)     (56,115)    (379,950)     (28,648)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (325)         --          (3,631)        (496)     (19,635)     (10,210)
     Capital
       contribution
       (withdrawal)..........       --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   67,192      13,251         154,250       76,506      621,250      191,026
     Transfers (to) from
       other subaccounts.....    6,459       2,947         349,611      735,177    2,976,845      405,153
                                --------      ------     ---------    ---------    ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  248,299      16,198       2,177,608    1,691,714    5,778,421    2,979,156
                                --------      ------     ---------    ---------    ----------    ---------
Increase (decrease) in
  net assets.................  273,990      16,921       2,183,957    1,693,102    7,430,518    3,094,752
Net assets at beginning
  of year....................   33,833      16,912       1,693,102           --    5,730,922    2,636,170
                                --------      ------     ---------    ---------    ----------    ---------
Net assets at end of
  period..................... $307,823      33,833       3,877,059    1,693,102   13,161,440    5,730,922
                                ========      ======     =========    =========    ==========    =========
Changes in units (note
  5):
   Units purchased...........   93,595       1,127         480,670      236,707      869,882      358,035
   Units redeemed............  (73,897)         --        (261,252)     (66,621)    (385,555)     (76,519)
                                --------      ------     ---------    ---------    ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   19,698       1,127         219,418      170,086      484,327      281,516
                                ========      ======     =========    =========    ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         BlackRock Variable Series Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                                                             BlackRock Large Cap      BlackRock Value
                              BlackRock Global Allocation    Growth V.I. Fund --  Opportunities V.I. Fund --
                              V.I. Fund -- Class III Shares   Class III Shares       Class III Shares
                              ----------------------------  --------------------  -------------------------
                                             Period from
                               Year ended    April 29 to         Year ended             Year ended
                              December 31,   December 31,       December 31,           December 31,
                              ------------   ------------   --------------------  -------------------------
                                  2006           2005          2006       2005       2006          2005
                              ------------   ------------   ---------  ---------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,245,134        15,248       (40,587)   (12,519)  3,220,182     1,620,169
   Net realized gain
     (loss) on
     investments.............     307,456        10,691      (114,318)    19,685  (2,313,804)     (100,569)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,022,155)       23,281       107,174     80,757  (3,824,951)   (1,236,615)
   Capital gain
     distributions...........   2,434,361            --            --         --   3,311,617        75,066
                              -----------     ---------     ---------  ---------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,964,796        49,220       (47,731)    87,923     393,044       358,051
                              -----------     ---------     ---------  ---------   ----------   ----------
From capital
  transactions:
   Net premiums..............  53,701,264       883,033       683,708    519,162   2,010,592     1,492,253
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........          --            --        (6,203)        --     (19,901)       (6,575)
     Surrenders..............  (2,673,165)      (49,538)     (113,207)   (20,191)   (223,072)     (153,990)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (5,233)         (235)       (6,016)      (623)    (15,024)       (4,254)
     Capital
       contribution
       (withdrawal)..........          --            --            --         --          --            --
     Transfers (to) from
       the Guarantee
       Account...............   2,450,396        67,881       132,942     71,443     157,602       190,194
     Transfers (to) from
       other subaccounts.....   2,740,452        72,197     1,037,871    196,658     358,045     1,312,694
                              -----------     ---------     ---------  ---------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  56,213,714       973,338     1,729,095    766,449   2,268,242     2,830,322
                              -----------     ---------     ---------  ---------   ----------   ----------
Increase (decrease) in
  net assets.................  59,178,510     1,022,558     1,681,364    854,372   2,661,286     3,188,373
Net assets at beginning
  of year....................   1,022,558            --     1,230,439    376,067   4,538,796     1,350,423
                              -----------     ---------     ---------  ---------   ----------   ----------
Net assets at end of
  period..................... $60,201,068     1,022,558     2,911,803  1,230,439   7,200,082     4,538,796
                              ===========     =========     =========  =========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........   6,465,143       150,309       526,431     94,925   1,375,575       369,677
   Units redeemed............  (1,393,491)      (57,820)     (396,381)   (25,334) (1,207,171)     (115,418)
                              -----------     ---------     ---------  ---------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   5,071,652        92,489       130,050     69,591     168,404       254,259
                              ===========     =========     =========  =========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds Variable Insurance Trust I
                              ---------------------------------------------------
                                                           Columbia Marsico
                                  Columbia Marsico     International Opportunities
                               Growth Fund, Variable        Fund, Variable
                                 Series -- Class A        Series -- Class B
                              -----------------------  --------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  --------------------------
                                  2006        2005         2006          2005
                              -----------  ----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (901,408)   (675,527)    (222,754)     (258,540)
   Net realized gain
     (loss) on
     investments.............   2,095,897   1,762,433    5,732,254     2,012,858
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     991,434   1,832,949    8,089,434     6,047,141
   Capital gain
     distributions...........          --          --    1,748,038       482,368
                              -----------  ----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,185,923   2,919,855   15,346,972     8,283,827
                              -----------  ----------   -----------   ----------
From capital
  transactions:
   Net premiums..............   9,078,185  10,983,250   27,361,328    12,871,395
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (172,653)    (54,517)    (296,544)      (90,525)
     Surrenders..............  (3,169,341) (1,802,997)  (3,977,503)   (2,159,340)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (126,885)   (101,348)    (148,992)      (92,511)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............   2,055,469   2,261,997    4,239,707     1,836,168
     Transfers (to) from
       other subaccounts.....  (5,135,399)  3,169,372    3,350,321       141,453
                              -----------  ----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   2,529,376  14,455,757   30,528,317    12,506,640
                              -----------  ----------   -----------   ----------
Increase (decrease) in
  net assets.................   4,715,299  17,375,612   45,875,289    20,790,467
Net assets at beginning
  of year....................  52,571,215  35,195,603   55,310,544    34,520,077
                              -----------  ----------   -----------   ----------
Net assets at end of
  period..................... $57,286,514  52,571,215  101,185,833    55,310,544
                              ===========  ==========   ===========   ==========
Changes in units (note
  5):
   Units purchased...........   1,906,220   2,555,571    4,315,286     2,643,215
   Units redeemed............  (1,704,501) (1,466,867)  (2,293,313)   (1,735,572)
                              -----------  ----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     201,719   1,088,704    2,021,973       907,643
                              ===========  ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Dreyfus
                              -------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap  Dreyfus Variable      The Dreyfus Socially
                              Stock Portfolio --   Investment Fund --     Responsible Growth Fund,
                               Initial Shares      Money Market Portfolio Inc. -- Initial Shares
                              -------------------  ---------------------  -----------------------
                                 Year ended            Year ended              Year ended
                                December 31,          December 31,            December 31,
                              -------------------  ---------------------  -----------------------
                                2006       2005      2006        2005        2006         2005
                               --------   ------    --------    -------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    300       (96)     6,655        957      (77,565)     (84,596)
   Net realized gain
     (loss) on
     investments.............     (952)      121         --         --      (26,861)     (67,354)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,324     1,481         --         --      491,605      257,570
   Capital gain
     distributions...........    3,340         6         --         --           --           --
                               --------   ------    --------    -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    5,012     1,512      6,655        957      387,179      105,620
                               --------   ------    --------    -------    ---------   ---------
From capital
  transactions:
   Net premiums..............   12,358    33,964    115,876    109,776        6,023        6,433
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --        --    (71,889)        --       (2,923)          --
     Surrenders..............   (1,516)       --   (164,334)    (5,621)    (428,187)    (192,416)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (102)      (15)      (430)       (91)     (15,856)     (15,624)
     Capital
       contribution
       (withdrawal)..........       --        --         --         --           --           --
     Transfers (to) from
       the Guarantee
       Account...............  105,722       118     24,031      1,292        1,586      (17,112)
     Transfers (to) from
       other subaccounts.....    4,804    (6,123)   492,113     (9,466)    (111,032)    (166,944)
                               --------   ------    --------    -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  121,266    27,944    395,367     95,890     (550,389)    (385,663)
                               --------   ------    --------    -------    ---------   ---------
Increase (decrease) in
  net assets.................  126,278    29,456    402,022     96,847     (163,210)    (280,043)
Net assets at beginning
  of year....................   30,855     1,399    121,116     24,269    5,535,058    5,815,101
                               --------   ------    --------    -------    ---------   ---------
Net assets at end of
  period..................... $157,133    30,855    523,138    121,116    5,371,848    5,535,058
                               ========   ======    ========    =======    =========   =========
Changes in units (note
  5):
   Units purchased...........   10,605     2,118     90,128     10,280       17,746       20,143
   Units redeemed............   (2,648)       --    (51,439)      (635)    (105,431)     (83,360)
                               --------   ------    --------    -------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    7,957     2,118     38,689      9,645      (87,685)     (63,217)
                               ========   ======    ========    =======    =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          DWS Variable Series II
                              ----------------------------------------------
                              DWS Dreman High  DWS Dreman Small
                               Return Equity    Mid Cap Value   DWS Technology
                               VIP -- Class B  VIP -- Class B   VIP --  Class B
                                   Shares          Shares           Shares
                              ---------------  --------------   -------------
                                 Year ended      Year ended       Year ended
                                December 31,    December 31,     December 31,
                              ---------------  --------------   -------------
                                2006     2005   2006     2005    2006     2005
                              --------  -----  ------   ------  ------   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (792)    (5)   (567)     (38)   (130)    (14)
   Net realized gain
     (loss) on
     investments.............    5,013     25     159        3    (196)     (1)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,386    325   5,998      397     314      11
   Capital gain
     distributions...........    4,985     --   2,536       --      --      --
                              --------  -----  ------   ------  ------   -----
       Increase
         (decrease) in
         net assets from
         operations..........   13,592    345   8,126      362     (12)     (4)
                              --------  -----  ------   ------  ------   -----
From capital
  transactions:
   Net premiums..............   77,821     --  22,458    3,000   4,688   1,800
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --     --      --       --      --      --
     Surrenders..............     (943)    --  (2,262)      --    (140)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (37)    --    (185)      --     (19)     (1)
     Capital
       contribution
       (withdrawal)..........       --     --      --       --      --      --
     Transfers (to) from
       the Guarantee
       Account...............   33,129  2,489  31,556    7,927      (2)     55
     Transfers (to) from
       other subaccounts.....      703    (95)    593      271   1,697   1,524
                              --------  -----  ------   ------  ------   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  110,673  2,394  52,160   11,198   6,224   3,378
                              --------  -----  ------   ------  ------   -----
Increase (decrease) in
  net assets.................  124,265  2,739  60,286   11,560   6,212   3,374
Net assets at beginning
  of year....................    8,501  5,762  11,560       --   3,951     577
                              --------  -----  ------   ------  ------   -----
Net assets at end of
  period..................... $132,766  8,501  71,846   11,560  10,163   3,951
                              ========  =====  ======   ======  ======   =====
Changes in units (note
  5):
   Units purchased...........   20,157    170   3,536      634   1,049     383
   Units redeemed............  (11,768)   (13)   (680)      --    (578)   (134)
                              --------  -----  ------   ------  ------   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    8,389    157   2,856      634     471     250
                              ========  =====  ======   ======  ======   =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Evergreen Variable
                                         Eaton Vance Variable Trust               Annuity Trust
                              ------------------------------------------------  ----------------
                                  VT Floating-Rate        VT Worldwide Health   Evergreen VA Omega
                                     Income Fund             Sciences Fund       Fund -- Class 2
                              ------------------------  ----------------------  ----------------
                                           Period from
                               Year ended  April 29 to        Year ended           Year ended
                              December 31, December 31,      December 31,         December 31,
                              ------------ ------------ ----------------------  ----------------
                                  2006         2005        2006        2005       2006      2005
                              ------------ ------------ ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,927,018    1,116,060    (186,339)   (165,292)  (9,465)   (5,131)
   Net realized gain
     (loss) on
     investments.............     (50,823)      14,914     407,110     149,110   16,572     2,458
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (128,102)    (108,648)   (384,282)    713,062   30,505    23,260
   Capital gain
     distributions...........          --           --          --          --       --        --
                              -----------   ----------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,748,093    1,022,326    (163,511)    696,880   37,612    20,587
                              -----------   ----------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............   3,649,114   11,238,737     958,217   1,368,961  145,194   300,844
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (351,226)     (48,791)   (164,830)    (21,074)      --        --
     Surrenders..............  (2,504,315)  (2,673,215)   (987,613) (1,050,085)  (1,881)      (32)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (98,044)     (71,989)    (29,513)    (27,300)  (1,652)     (445)
     Capital
       contribution
       (withdrawal)..........          --           --          --          --       --        --
     Transfers (to) from
       the Guarantee
       Account...............   1,593,749      917,396     447,554     499,631  102,239       771
     Transfers (to) from
       other subaccounts.....  (2,307,995)   3,511,991    (448,514)    210,975  (43,276)   14,827
                              -----------   ----------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (18,717)  12,874,129    (224,699)    981,108  200,624   315,965
                              -----------   ----------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   1,729,376   13,896,455    (388,210)  1,677,988  238,236   336,552
Net assets at beginning
  of year....................  45,014,907   31,118,452  11,959,087  10,281,099  485,196   148,644
                              -----------   ----------  ----------  ----------  -------   -------
Net assets at end of
  period..................... $46,744,283   45,014,907  11,570,877  11,959,087  723,432   485,196
                              ===========   ==========  ==========  ==========  =======   =======
Changes in units (note
  5):
   Units purchased...........   1,428,870    3,637,086     347,691     349,636   73,990    64,176
   Units redeemed............  (1,430,397)  (2,377,957)   (362,241)   (263,210) (54,629)  (33,379)
                              -----------   ----------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      (1,527)   1,259,129     (14,550)     86,427   19,361    30,797
                              ===========   ==========  ==========  ==========  =======   =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          Federated Insurance Series
                                 ---------------------------------------------------------------------------
                                 Federated American Leaders    Federated Capital    Federated High Income Bond
                                 Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                                 -------------------------  ----------------------  ------------------------
                                  Year ended December 31,   Year ended December 31,  Year ended December 31,
                                 -------------------------  ----------------------  ------------------------
                                     2006          2005        2006        2005         2006          2005
                                 ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    391,773       93,085     859,208     867,002    3,438,288     4,120,774
   Net realized gain
     (loss) on
     investments................      967,733    1,740,378    (410,088) (1,039,610)    (710,749)       62,330
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     (693,410)     (56,061)  1,996,470   1,123,993    1,237,335    (3,602,471)
   Capital gain
     distributions..............    5,770,136           --          --          --           --            --
                                 ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations.............    6,436,232    1,777,402   2,445,590     951,385    3,964,874       580,633
                                 ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums.................       38,390       69,770      45,840      28,094       34,202       138,168
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits.............     (433,790)    (474,359)   (393,002)   (323,560)    (474,667)     (540,406)
     Surrenders.................  (10,229,030) (10,875,908) (4,038,876) (3,782,777)  (9,465,709)  (10,448,785)
     Cost of insurance
       and
       administrative
       expense (note 4a)........      (57,814)     (70,356)    (22,549)    (25,530)     (46,689)      (58,810)
     Capital
       contribution
       (withdrawal).............           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account..................     (123,086)    (323,507)     98,111    (115,979)     156,207        83,720
     Transfers (to) from
       other subaccounts........   (2,068,924)  (2,345,251)  1,026,486  (1,258,338)  (1,510,495)   (6,187,760)
                                 ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (12,874,254) (14,019,611) (3,283,990) (5,478,090) (11,307,151)  (17,013,873)
                                 ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets....................   (6,438,022) (12,242,209)   (838,400) (4,526,705)  (7,342,277)  (16,433,240)
Net assets at beginning
  of year.......................   51,832,426   64,074,635  19,590,404  24,117,109   50,853,286    67,286,526
                                 ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period........................ $ 45,394,404   51,832,426  18,752,004  19,590,404   43,511,009    50,853,286
                                 ============  ===========  ==========  ==========  ===========   ===========
Changes in units (note
  5):
   Units purchased..............      185,395      284,866     470,971     177,943    1,180,631     1,584,822
   Units redeemed...............     (969,839)  (1,190,947)   (688,416)   (636,138)  (1,881,528)   (2,694,324)
                                 ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005...................     (784,444)    (906,081)   (217,445)   (458,195)    (700,897)   (1,109,502)
                                 ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II  -- Service Shares Fund II -- Service Shares
                              -------------------------  ------------------------
                                     Year ended                Year ended
                                    December 31,              December 31,
                              -------------------------  ------------------------
                                  2006         2005         2006         2005
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,633,494    2,820,681     (437,730)    (550,204)
   Net realized gain
     (loss) on
     investments.............    (220,548)     145,595    2,523,616    1,557,737
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,048,937   (2,731,051)   3,156,589    2,466,498
   Capital gain
     distributions...........          --           --      346,487       43,578
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,461,883      235,225    5,588,962    3,517,609
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   1,350,337    3,325,266    5,607,030    8,324,896
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (210,172)    (353,470)    (182,344)     (40,612)
     Surrenders..............  (2,822,217)  (3,264,213)  (2,202,242)  (1,930,162)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (77,803)     (79,815)    (135,082)    (101,313)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,037,646    2,430,203    1,699,462    1,242,983
     Transfers (to) from
       other subaccounts.....  (1,757,821)  (7,670,475)  (2,595,369)    (897,172)
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,480,030)  (5,612,504)   2,191,455    6,598,620
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................     981,853   (5,377,279)   7,780,417   10,116,229
Net assets at beginning
  of year....................  40,900,666   46,277,945   42,072,349   31,956,120
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $41,882,519   40,900,666   49,852,766   42,072,349
                              ===========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........     983,287    2,039,529    1,095,122    1,441,428
   Units redeemed............  (1,180,169)  (2,480,548)    (964,360)  (1,000,131)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (196,882)    (441,019)     130,762      441,296
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund
                              -----------------------------------------------------------------
                                VIP Asset Manager/SM/     VIP Asset Manager/SM/   VIP Balanced
                                     Portfolio --             Portfolio --        Portfolio --
                                    Initial Class            Service Class 2     Service Class 2
                              -------------------------  ----------------------  ---------------
                                                                                   Period from
                                      Year ended               Year ended           May 1 to
                                     December 31,             December 31,        December 31,
                              -------------------------  ----------------------  ---------------
                                  2006          2005        2006        2005          2006
                              ------------  -----------  ----------  ----------  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,123,061    2,640,821      (1,929)    (15,531)     (122,416)
   Net realized gain
     (loss) on
     investments.............      462,617   (1,188,077)   (578,566)     48,475        97,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,986,288    2,185,790     885,254     431,132       889,425
   Capital gain
     distributions...........           --           --          --          --            --
                              ------------  -----------  ----------  ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........    7,571,966    3,638,534     304,759     464,076       864,847
                              ------------  -----------  ----------  ----------    ----------
From capital
  transactions:
   Net premiums..............      112,304      555,729   8,492,196  10,641,733    17,120,524
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,829,448)  (2,145,409)     (2,194)         --            --
     Surrenders..............  (23,150,247) (29,939,793) (1,587,544)   (381,612)     (260,483)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,810)    (162,094)    (35,158)     (9,909)         (459)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --            --
     Transfers (to) from
       the Guarantee
       Account...............     (272,784)    (425,994)    362,227     390,289       551,691
     Transfers (to) from
       other subaccounts.....   (2,450,888)  (3,973,838)    874,257     613,158       383,641
                              ------------  -----------  ----------  ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (27,722,873) (36,091,399)  8,103,784  11,253,659    17,794,914
                              ------------  -----------  ----------  ----------    ----------
Increase (decrease) in
  net assets.................  (20,150,907) (32,452,865)  8,408,543  11,717,735    18,659,761
Net assets at beginning
  of year....................  145,424,657  177,877,522  18,085,643   6,367,908            --
                              ------------  -----------  ----------  ----------    ----------
Net assets at end of
  period..................... $125,273,750  145,424,657  26,494,186  18,085,643    18,659,761
                              ============  ===========  ==========  ==========    ==========
Changes in units (note
  5):
   Units purchased...........      405,004      325,641   3,967,759   1,435,592     2,400,032
   Units redeemed............   (1,409,886)  (1,703,032) (3,280,268)   (332,291)     (603,141)
                              ------------  -----------  ----------  ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (1,004,882)  (1,377,391)    687,491   1,103,301     1,796,891
                              ============  ===========  ==========  ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                                                                    VIP Dynamic Capital
                                  VIP Contrafund(R)          VIP Contrafund(R)         Appreciation
                                     Portfolio --              Portfolio --            Portfolio --
                                    Initial Class             Service Class 2         Service Class 2
                              -------------------------  ------------------------  --------------------
                                      Year ended                Year ended              Year ended
                                     December 31,              December 31,            December 31,
                              -------------------------  ------------------------  --------------------
                                  2006          2005         2006         2005        2006       2005
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (610,166)  (4,182,115)  (1,039,663)  (2,169,092)   (58,992)   (28,661)
   Net realized gain
     (loss) on
     investments.............   35,145,850   22,358,980   16,040,871    7,957,261    405,741     35,662
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (27,676,825)  34,998,283  (13,621,400)  16,467,459     19,620    318,421
   Capital gain
     distributions...........   29,573,212           --   17,672,286           --    132,567         --
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   36,432,071   53,175,148   19,052,094   22,255,628    498,936    325,422
                              ------------  -----------  -----------  -----------  ---------  ---------
From capital
  transactions:
   Net premiums..............      660,596      509,087   29,594,092   19,465,047    894,541    486,861
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (3,954,315)  (2,435,860)    (612,053)    (809,243)        --         --
     Surrenders..............  (69,932,464) (60,296,284) (13,462,856) (10,331,527)  (266,355)   (64,633)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (409,271)    (408,311)    (381,354)    (275,112)   (11,212)    (3,902)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --         --         --
     Transfers (to) from
       the Guarantee
       Account...............     (726,051)    (207,877)   7,949,528    3,383,885    243,665    174,793
     Transfers (to) from
       other subaccounts.....    8,501,326   31,639,685   (6,389,223)  27,002,705   (177,298) 1,516,937
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (65,860,179) (31,199,560)  16,698,134   38,435,755    683,341  2,110,056
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets.................  (29,428,108)  21,975,588   35,750,228   60,691,383  1,182,277  2,435,478
Net assets at beginning
  of year....................  395,148,552  373,172,964  186,830,025  126,138,642  3,783,570  1,348,092
                              ------------  -----------  -----------  -----------  ---------  ---------
Net assets at end of
  period..................... $365,720,444  395,148,552  222,580,253  186,830,025  4,965,847  3,783,570
                              ============  ===========  ===========  ===========  =========  =========
Changes in units (note
  5):
   Units purchased...........    3,506,738    4,329,736    7,647,736    6,849,673    379,747    195,452
   Units redeemed............   (5,730,971)  (4,997,098)  (6,545,893)  (3,648,508)  (333,428)   (39,593)
                              ------------  -----------  -----------  -----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,224,233)    (667,363)   1,101,843    3,201,165     46,319    155,860
                              ============  ===========  ===========  ===========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------
                                  VIP Equity-Income          VIP Equity-Income        VIP Growth & Income
                                     Portfolio --              Portfolio --              Portfolio --
                                    Initial Class             Service Class 2            Initial Class
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2006          2005         2006         2005         2006         2005
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 11,231,960    2,982,352    4,064,634      377,371     (368,938)     143,622
   Net realized gain
     (loss) on
     investments.............   14,063,975   11,508,470    5,237,139    3,223,975    2,361,662      488,264
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (3,537,103) (12,423,503)    (742,658)  (2,554,282)   3,994,212    3,856,306
   Capital gain
     distributions...........   37,279,688   12,864,072   16,693,893    4,212,963    2,015,877           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   59,038,520   14,931,391   25,253,008    5,260,027    8,002,813    4,488,192
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      327,117      526,769    7,945,377    9,303,741       58,030       53,696
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (5,108,636)  (5,998,093)    (914,515)  (1,162,669)  (1,128,842)    (623,581)
     Surrenders..............  (63,580,593) (68,276,641) (11,069,030)  (8,738,237) (13,209,707) (14,429,389)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (328,524)    (385,125)    (266,716)    (238,289)     (97,951)    (116,188)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............       12,109   (1,665,644)   2,969,816    1,655,280     (847,427)    (983,407)
     Transfers (to) from
       other subaccounts.....    3,068,229   (2,254,131)   3,129,602     (586,942)  (2,690,767)  (4,909,204)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (65,610,298) (78,052,865)   1,794,534      232,884  (17,916,664) (21,008,073)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   (6,571,778) (63,121,474)  27,047,542    5,492,911   (9,913,851) (16,519,881)
Net assets at beginning
  of year....................  360,948,680  424,070,154  140,869,677  135,376,766   80,236,373   96,756,254
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $354,376,902  360,948,680  167,917,219  140,869,677   70,322,522   80,236,373
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........    1,885,012    2,088,567    2,971,139    2,492,633      522,651      804,268
   Units redeemed............   (3,438,809)  (4,271,978)  (2,876,727)  (2,530,425)  (1,778,977)  (2,431,952)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (1,553,797)  (2,183,411)      94,412      (37,792)  (1,256,326)  (1,627,684)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Growth & Income    VIP Growth Opportunities        VIP Growth
                                    Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2           Initial Class             Initial Class
                              -----------------------  ----------------------   ------------------------
                                     Year ended              Year ended                Year ended
                                    December 31,            December 31,              December 31,
                              -----------------------  ----------------------   ------------------------
                                  2006        2005        2006         2005         2006         2005
                              -----------  ----------  ----------   ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (277,638)    (67,180)   (149,837)    (126,641)  (1,662,549)  (1,711,587)
   Net realized gain
     (loss) on
     investments.............   1,064,502     611,883     282,662     (300,072)    (387,510)  (7,078,730)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,816,077   1,213,222     529,851    2,205,804   10,817,982   15,964,684
   Capital gain
     distributions...........     840,342          --          --           --           --           --
                              -----------  ----------  ----------   ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,443,283   1,757,925     662,676    1,779,091    8,767,923    7,174,367
                              -----------  ----------  ----------   ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,653,020   1,808,946      23,641       17,632      292,492      403,484
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (226,374)   (155,306)   (350,037)    (534,955)  (1,964,721)  (1,220,131)
     Surrenders..............  (3,065,058) (2,579,616) (4,350,238)  (4,548,551) (29,177,439) (33,326,326)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (67,504)    (62,234)    (28,358)     (35,963)    (188,976)    (239,055)
     Capital
       contribution
       (withdrawal)..........          --          --          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     133,144      70,697     (74,939)    (168,870)    (541,248)  (1,274,158)
     Transfers (to) from
       other subaccounts.....  (1,286,696) (1,326,025) (1,821,362)    (692,146)  (9,571,006) (16,282,139)
                              -----------  ----------  ----------   ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,859,468) (2,243,538) (6,601,293)  (5,962,853) (41,150,898) (51,938,325)
                              -----------  ----------  ----------   ----------  -----------  -----------
Increase (decrease) in
  net assets.................     583,815    (485,613) (5,938,617)  (4,183,762) (32,382,975) (44,763,958)
Net assets at beginning
  of year....................  32,441,046  32,926,659  26,578,324   30,762,086  187,624,971  232,388,929
                              -----------  ----------  ----------   ----------  -----------  -----------
Net assets at end of
  period..................... $33,024,861  32,441,046  20,639,707   26,578,324  155,241,996  187,624,971
                              ===========  ==========  ==========   ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........     386,043     488,891     346,015      467,525      479,201      997,345
   Units redeemed............    (683,543)   (741,115)   (999,777)  (1,059,049)  (2,300,275)  (3,545,779)
                              -----------  ----------  ----------   ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (297,500)   (252,224)   (653,762)    (591,525)  (1,821,074)  (2,548,435)
                              ===========  ==========  ==========   ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                     VIP Growth          VIP Mid Cap          VIP Mid Cap
                                    Portfolio --        Portfolio --         Portfolio --
                                  Service Class 2       Initial Class       Service Class 2
                              -----------------------  --------------  ------------------------
                                     Year ended          Year ended           Year ended
                                    December 31,        December 31,         December 31,
                              -----------------------  --------------  ------------------------
                                  2006        2005      2006    2005       2006         2005
                              -----------  ----------  ------  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (726,863)   (656,622)    243    (247)    (723,824)  (3,248,110)
   Net realized gain
     (loss) on
     investments.............   1,710,965     807,023   1,129   3,159   21,105,444   15,265,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,395,056   1,672,920  (1,142)  1,814  (21,981,672)  18,051,962
   Capital gain
     distributions...........          --          --   4,226     483   27,625,293    3,256,577
                              -----------  ----------  ------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,379,158   1,823,321   4,456   5,209   26,025,241   33,326,045
                              -----------  ----------  ------  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,876,857   3,451,714   3,320   1,361   15,029,333   16,409,098
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (369,995)   (276,247)     --      --   (1,583,184)    (980,336)
     Surrenders..............  (3,859,336) (4,241,790)     --  (8,409) (24,291,983) (17,715,214)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,040)    (95,066)     --      --     (442,443)    (358,975)
     Capital
       contribution
       (withdrawal)..........          --          --      --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     265,321     182,574      16      36    4,176,147    2,282,384
     Transfers (to) from
       other subaccounts.....  (3,943,137) (3,725,721)    450   2,153  (23,572,382)  29,065,829
                              -----------  ----------  ------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,125,330) (4,704,536)  3,786  (4,859) (30,684,512)  28,702,786
                              -----------  ----------  ------  ------  -----------  -----------
Increase (decrease) in
  net assets.................  (2,746,172) (2,881,215)  8,242     350   (4,659,271)  62,028,831
Net assets at beginning
  of year....................  52,414,710  55,295,925  37,764  37,414  253,445,336  191,416,505
                              -----------  ----------  ------  ------  -----------  -----------
Net assets at end of
  period..................... $49,668,538  52,414,710  46,006  37,764  248,786,065  253,445,336
                              ===========  ==========  ======  ======  ===========  ===========
Changes in units (note
  5):
   Units purchased...........   1,073,972   1,095,045     319     284    4,627,939    5,993,579
   Units redeemed............  (1,844,630) (1,948,938)   (141)   (608)  (6,180,172)  (4,288,166)
                              -----------  ----------  ------  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (770,658)   (853,893)    178    (325)  (1,552,233)   1,705,413
                              ===========  ==========  ======  ======  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------
                                     VIP Overseas            VIP Value Strategies
                                     Portfolio --                Portfolio --
                                    Initial Class               Service Class 2
                              ---------------------------  --------------------------
                                                                         Period from
                                      Year ended            Year ended   April 29 to
                                     December 31,          December 31,  December 31,
                              ---------------------------  ------------  ------------
                                  2006           2005          2006          2005
                              ------------   -----------   ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    106,607      (141,489)      18,955       (32,588)
   Net realized gain
     (loss) on
     investments.............    9,203,685     4,899,767      (48,196)       14,448
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    3,807,678     8,099,479       53,785        52,602
   Capital gain
     distributions...........           --            --      460,680        52,042
                              ------------   -----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   13,117,970    12,857,757      485,224        86,504
                              ------------   -----------    ---------     ---------
From capital
  transactions:
   Net premiums..............      121,391        78,322    1,218,731     1,028,016
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (914,515)     (305,298)      (3,666)      (29,233)
     Surrenders..............  (12,989,293)  (10,805,430)    (102,468)      (61,471)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (83,104)      (78,759)      (8,169)       (4,838)
     Capital
       contribution
       (withdrawal)..........           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      (36,414)     (272,957)     157,656       107,813
     Transfers (to) from
       other subaccounts.....    5,039,668      (183,606)    (371,507)      164,401
                              ------------   -----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (8,862,267)  (11,567,728)     890,577     1,204,688
                              ------------   -----------    ---------     ---------
Increase (decrease) in
  net assets.................    4,255,703     1,290,029    1,375,801     1,291,192
Net assets at beginning
  of year....................   85,082,459    83,792,430    2,885,830     1,594,638
                              ------------   -----------    ---------     ---------
Net assets at end of
  period..................... $ 89,338,162    85,082,459    4,261,631     2,885,830
                              ============   ===========    =========     =========
Changes in units (note
  5):
   Units purchased...........    1,215,262       922,479      252,046       179,118
   Units redeemed............   (1,509,733)   (1,485,945)    (177,591)      (66,721)
                              ------------   -----------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (294,471)     (563,466)      74,455       112,397
                              ============   ===========    =========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------
                                                         Franklin Large Cap
                              Franklin Income Securities  Growth Securities  Mutual Shares Securities
                                       Fund --                 Fund --             Fund --
                                    Class 2 Shares         Class 2 Shares      Class 2 Shares
                              -------------------------  ------------------  -----------------------
                                            Period from
                               Year ended   April 29 to      Year ended          Year ended
                              December 31,  December 31,    December 31,        December 31,
                              ------------  ------------ ------------------  -----------------------
                                  2006          2005        2006      2005      2006         2005
                              ------------  ------------ ---------  -------   ----------     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,698,906     (164,320)    (5,388)    (135)    (98,715)       (86)
   Net realized gain
     (loss) on
     investments.............    4,167,799     (144,897)    11,190     (693)    226,739         86
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   25,599,850      116,975     51,745      600   1,578,879      1,021
   Capital gain
     distributions...........      610,960           --         --       --      36,634         --
                              ------------   ----------  ---------  -------   ----------     ------
       Increase
         (decrease) in
         net assets from
         operations..........   34,077,515     (192,242)    57,547     (228)  1,743,537      1,021
                              ------------   ----------  ---------  -------   ----------     ------
From capital
  transactions:
   Net premiums..............  284,437,969   54,506,371    955,032   42,002  13,129,042     28,967
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (456,987)      (4,591)        --       --     (86,409)        --
     Surrenders..............  (14,327,216)    (322,561)   (51,947)    (803)   (681,606)      (673)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (139,566)      (8,560)      (217)      (6)    (10,450)        --
     Capital
       contribution
       (withdrawal)..........           --           --         --       --          --         --
     Transfers (to) from
       the Guarantee
       Account...............   12,484,929    1,600,357    150,668    6,866   1,576,374     33,928
     Transfers (to) from
       other subaccounts.....   32,280,515    4,629,142    (16,693)  (4,416) 12,259,378      2,025
                              ------------   ----------  ---------  -------   ----------     ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  314,279,644   60,400,158  1,036,843   43,643  26,186,329     64,247
                              ------------   ----------  ---------  -------   ----------     ------
Increase (decrease) in
  net assets.................  348,357,159   60,207,916  1,094,390   43,415  27,929,866     65,268
Net assets at beginning
  of year....................   60,207,916           --     44,653    1,238      65,268         --
                              ------------   ----------  ---------  -------   ----------     ------
Net assets at end of
  period..................... $408,565,075   60,207,916  1,139,043   44,653  27,995,134     65,268
                              ============   ==========  =========  =======   ==========     ======
Changes in units (note
  5):
   Units purchased...........   46,393,122    9,201,510    126,764   23,608   2,608,960      7,162
   Units redeemed............  (17,190,202)  (3,276,627)   (34,625) (19,978)   (633,720)    (2,659)
                              ------------   ----------  ---------  -------   ----------     ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   29,202,920    5,924,883     92,139    3,631   1,975,240      4,503
                              ============   ==========  =========  =======   ==========     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ------------------------------------------------------------
                                                                              Templeton Global
                                 Templeton Foreign         Templeton Foreign  Asset Allocation
                                 Securities Fund --       Securities Fund --      Fund --
                                   Class 1 Shares           Class 2 Shares     Class 2 Shares
                              -----------------------     ------------------  ---------------
                                     Year ended               Year ended         Year ended
                                    December 31,             December 31,       December 31,
                              -----------------------     ------------------  ---------------
                                  2006           2005        2006      2005     2006    2005
                              -----------     ----------  ---------  -------  -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (23,656)        (9,954)    (7,293)     (48)   1,161      23
   Net realized gain
     (loss) on
     investments.............     844,285         83,922     37,548    6,103       61      (2)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,421,294      1,057,362    116,370     (620)  11,585      29
   Capital gain
     distributions...........          --             --         --       --    1,838      --
                              -----------     ----------  ---------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,241,923      1,131,330    146,625    5,435   14,645      50
                              -----------     ----------  ---------  -------  -------  ------
From capital
  transactions:
   Net premiums..............      54,746         93,858  1,599,864   27,619   41,452   1,679
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (127,677)      (180,375)        --       --       --      --
     Surrenders..............  (2,812,396)    (1,059,930)   (79,348) (17,796)  (1,428)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (18,531)        (9,171)      (191)      (3)      (6)     --
     Capital
       contribution
       (withdrawal)..........          --             --         --       --       --      --
     Transfers (to) from
       the Guarantee
       Account...............     483,024        468,459    220,831    3,175  123,984       1
     Transfers (to) from
       other subaccounts.....   5,081,081     14,403,621    (44,211)    (208)   4,859      --
                              -----------     ----------  ---------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   2,660,247     13,716,462  1,696,945   12,787  168,861   1,680
                              -----------     ----------  ---------  -------  -------  ------
Increase (decrease) in
  net assets.................   5,902,170     14,847,792  1,843,570   18,222  183,506   1,730
Net assets at beginning
  of year....................  15,007,628        159,836     41,824   23,602    1,730      --
                              -----------     ----------  ---------  -------  -------  ------
Net assets at end of
  period..................... $20,909,798     15,007,628  1,885,394   41,824  185,236   1,730
                              ===========     ==========  =========  =======  =======  ======
Changes in units (note
  5):
   Units purchased...........     827,621      1,712,295    239,459   13,152   11,318   1,712
   Units redeemed............    (609,131)      (379,571)  (107,904) (11,714)    (873) (1,594)
                              -----------     ----------  ---------  -------  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     218,490      1,332,723    131,555    1,437   10,445     118
                              ===========     ==========  =========  =======  =======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products
                                         Trust (continued)
                              ---------------------------------------------
                                 Templeton Global         Templeton Growth
                                 Income Securities           Securities
                                      Fund --                 Fund --
                                  Class 1 Shares           Class 2 Shares
                              --------------------------  ----------------
                                                            Period from
                                    Year ended                May 1 to
                                   December 31,             December 31,
                              --------------------------  ----------------
                                  2006          2005            2006
                               -----------    ---------   ----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   140,079       41,267         (25,315)
   Net realized gain
     (loss) on
     investments.............     133,413      (48,037)         48,012
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     627,401      (53,754)        480,334
   Capital gain
     distributions...........          --           --           5,001
                               -----------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........     900,893      (60,524)        508,032
                               -----------    ---------      ---------
From capital
  transactions:
   Net premiums..............      46,285       29,341       2,622,926
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (256,742)     (11,378)             --
     Surrenders..............  (1,874,342)    (833,557)       (138,558)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (8,766)      (3,973)         (2,583)
     Capital
       contribution
       (withdrawal)..........          --           --              --
     Transfers (to) from
       the Guarantee
       Account...............     153,731       48,518         678,993
     Transfers (to) from
       other subaccounts.....     804,935    9,218,316       4,351,163
                               -----------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,134,899)   8,447,267       7,511,941
                               -----------    ---------      ---------
Increase (decrease) in
  net assets.................    (234,006)   8,386,743       8,019,973
Net assets at beginning
  of year....................   8,386,743           --              --
                               -----------    ---------      ---------
Net assets at end of
  period..................... $ 8,152,737    8,386,743       8,019,973
                               ===========    =========      =========
Changes in units (note
  5):
   Units purchased...........     259,472    1,068,478         844,650
   Units redeemed............    (371,035)    (203,810)       (118,777)
                               -----------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (111,563)     864,668         725,873
                               ===========    =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                GE Investments Funds, Inc.
                              ----------------------------------------------------------------
                              Global Income
                                  Fund             Income Fund        International Equity Fund
                              ------------- ------------------------  ------------------------
                               Period from
                              January 1 to         Year ended               Year ended
                               August 25,         December 31,             December 31,
                              ------------- ------------------------  ------------------------
                                  2005          2006         2005        2006         2005
                              ------------- -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (68,978)   3,582,145    3,900,198     173,181       72,881
   Net realized gain
     (loss) on
     investments.............      830,976   (2,370,733)  (1,794,602) 14,737,971    2,193,830
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,500,068)   1,756,760   (1,584,089) (2,419,324)   5,848,893
   Capital gain
     distributions...........           --           --       72,723          --           --
                              ------------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     (738,070)   2,968,172      594,230  12,491,828    8,115,604
                              ------------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............       15,396   23,530,627    4,707,358     107,587       97,992
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (15,860)  (1,576,977)    (818,907)   (250,232)    (179,328)
     Surrenders..............     (909,547) (17,742,019) (16,662,573) (7,083,451)  (4,745,394)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (5,369)    (155,231)    (171,184)    (39,985)     (32,406)
     Capital
       contribution
       (withdrawal)..........   (7,223,709)          --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............        1,399    1,573,685     (252,127)    558,620       42,977
     Transfers (to) from
       other subaccounts.....   (7,000,827)  (1,214,675)  (5,891,467)  5,959,809    5,004,760
                              ------------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,138,517)   4,415,410  (19,088,900)   (747,652)     188,601
                              ------------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................  (15,876,587)   7,383,582  (18,494,670) 11,744,176    8,304,205
Net assets at beginning
  of year....................   15,876,587  108,135,684  126,630,354  53,151,183   44,846,978
                              ------------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $         --  115,519,266  108,135,684  64,895,359   53,151,183
                              ============  ===========  ===========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........       97,450    4,721,396    1,908,610   2,529,905    2,015,804
   Units redeemed............     (710,623)  (3,882,953)  (3,326,262) (2,529,060)  (1,940,626)
                              ------------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (613,173)     838,443   (1,417,651)        845       75,179
                              ============  ===========  ===========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund         Money Market Fund      Premier Growth Equity Fund
                              -------------------------  -------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------  -------------------------  ------------------------
                                  2006          2005         2006          2005         2006          2005
                              ------------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (194,161)   1,768,607     7,702,531    3,475,936   (1,110,811)   (1,375,753)
   Net realized gain
     (loss) on
     investments.............   10,314,190    8,181,999            --           --    5,071,619     3,984,091
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (17,746,157)   2,146,394            --           --    2,721,615    (3,255,476)
   Capital gain
     distributions...........   20,696,579    8,244,222            --           --           --            --
                              ------------  -----------  ------------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,070,451   20,341,222     7,702,531    3,475,936    6,682,423      (647,138)
                              ------------  -----------  ------------  -----------  -----------   -----------
From capital
  transactions:
   Net premiums..............    3,763,825    5,614,014    30,807,603   32,548,128    1,653,447     5,016,664
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,361,237)  (1,279,233)  (41,646,332) (22,274,201)    (417,322)     (506,913)
     Surrenders..............  (28,761,381) (24,537,116) (106,793,426) (87,907,351) (13,407,454)  (11,509,679)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (306,029)    (311,253)     (328,321)    (351,786)    (180,693)     (192,096)
     Capital
       contribution
       (withdrawal)..........           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      238,618       10,427     8,833,340  (10,129,155)     351,101      (255,418)
     Transfers (to) from
       other subaccounts.....  (15,907,831) (11,039,552)  127,620,075   55,936,622  (10,503,616)  (11,138,407)
                              ------------  -----------  ------------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (42,334,035) (31,542,713)   18,492,939  (32,177,743) (22,504,537)  (18,585,849)
                              ------------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in
  net assets.................  (29,263,584) (11,201,491)   26,195,470  (28,701,807) (15,822,114)  (19,232,987)
Net assets at beginning
  of year....................  213,474,024  224,675,515   224,776,814  253,478,621  108,010,809   127,243,796
                              ------------  -----------  ------------  -----------  -----------   -----------
Net assets at end of
  period..................... $184,210,440  213,474,024   250,972,284  224,776,814   92,188,695   108,010,809
                              ============  ===========  ============  ===========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    1,410,400    1,904,223    52,344,093   52,532,191    1,485,422     1,961,820
   Units redeemed............   (3,583,579)  (3,684,140)  (50,374,299) (54,687,115)  (3,717,315)   (3,874,226)
                              ------------  -----------  ------------  -----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,173,179)  (1,779,917)    1,969,794   (2,154,924)  (2,231,893)   (1,912,406)
                              ============  ===========  ============  ===========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund     Small-Cap Equity Fund
                              -------------------------   ------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------   ------------------------  ------------------------
                                  2006           2005         2006         2005         2006         2005
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,123,703     5,487,558      246,742       41,635     (999,811)    (525,768)
   Net realized gain
     (loss) on
     investments.............    9,668,931     6,352,201   17,448,380    9,585,042    6,594,370    4,032,491
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,158,152    (8,565,373)  38,335,350    3,422,133   (6,045,745)   2,136,549
   Capital gain
     distributions...........   21,942,706     8,907,987           --           --   13,293,810    2,651,533
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   38,893,492    12,182,373   56,030,472   13,048,810   12,842,624    8,294,805
                              ------------   -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............    4,939,231     6,819,800    9,011,589   14,729,298    5,929,718    8,889,059
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,005,966)     (752,455)  (4,557,487)  (4,390,966)    (916,368)    (655,816)
     Surrenders..............  (23,233,129)  (19,166,304) (67,651,567) (72,359,265) (11,471,535)  (9,885,597)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (199,641)     (177,636)    (670,057)    (723,378)    (235,310)    (202,861)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    1,216,145       731,100    1,259,270      622,474    1,644,102    1,480,903
     Transfers (to) from
       other subaccounts.....   11,040,001    (2,823,978) (31,841,370) (26,971,699)  (9,540,067)   1,643,669
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (7,243,359)  (15,369,473) (94,449,622) (89,093,536) (14,589,460)   1,269,357
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   31,650,133    (3,187,100) (38,419,150) (76,044,726)  (1,746,836)   9,564,162
Net assets at beginning
  of year....................  134,194,253   137,381,353  467,251,773  543,296,499  118,862,587  109,298,425
                              ------------   -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $165,844,386   134,194,253  428,832,623  467,251,773  117,115,751  118,862,587
                              ============   ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........    2,094,685     2,083,890    3,396,724    5,399,459    2,235,076    3,170,104
   Units redeemed............   (2,146,932)   (2,475,591)  (8,456,017) (10,012,752)  (3,116,774)  (3,089,318)
                              ------------   -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      (52,247)     (391,701)  (5,059,293)  (4,613,293)    (881,698)      80,786
                              ============   ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------------------
                                      Total Return          Total Return
                                        Fund --               Fund --
                                     Class 1 Shares        Class 3 Shares     U.S. Equity Fund         Value Equity Fund
                              ---------------------------  -------------- ------------------------  ----------------------
                                                            Period from
                                       Year ended             May 1 to           Year ended               Year ended
                                      December 31,          December 31,        December 31,             December 31,
                              ---------------------------  -------------- ------------------------  ----------------------
                                   2006           2005          2006          2006         2005        2006        2005
                              --------------  -----------  -------------- -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    2,997,637    3,307,194     4,153,625       (94,136)    (412,847)     75,131    (132,030)
   Net realized gain
     (loss) on
     investments.............     19,746,652    7,405,497     2,254,733     4,142,982    2,022,714   1,344,722     929,134
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     91,289,040   (3,291,503)    9,269,391     7,728,301     (898,856)    965,199     (90,551)
   Capital gain
     distributions...........     17,259,181   14,418,610     4,602,348            --           --   2,784,164     128,803
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    131,292,510   21,839,798    20,280,097    11,777,147      711,011   5,169,216     835,356
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............    279,418,766  378,132,407   345,724,066     1,744,162    3,816,642     985,571   2,212,499
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (1,812,516)  (1,236,252)           --    (1,289,927)    (764,461)   (280,031)   (187,035)
     Surrenders..............    (64,796,019) (47,263,640)  (10,264,200)  (12,143,311)  (9,911,106) (2,786,769) (2,831,246)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1,105,858)    (622,172)           --      (156,770)    (156,211)    (76,387)    (72,358)
     Capital
       contribution
       (withdrawal)..........             --           --            --            --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     80,596,354   71,128,451     9,387,416      (120,821)     (24,115)    226,566     227,058
     Transfers (to) from
       other subaccounts.....     (7,621,315)   5,416,622       785,673     3,052,303   (5,972,782) (1,169,838)   (508,052)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    284,679,412  405,555,416   345,632,955    (8,914,364) (13,012,033) (3,100,888) (1,159,134)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................    415,971,922  427,395,214   365,913,052     2,862,783  (12,301,022)  2,068,328    (323,778)
Net assets at beginning
  of year....................    926,604,528  499,209,314            --    89,486,172  101,787,194  34,230,441  34,554,219
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $1,342,576,450  926,604,528   365,913,052    92,348,955   89,486,172  36,298,769  34,230,441
                              ==============  ===========   ===========   ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     54,663,813   53,491,982    46,672,813     1,979,639    1,219,733     341,988     600,291
   Units redeemed............    (28,622,542) (15,196,353)  (12,071,808)   (2,726,914)  (2,472,354)   (634,410)   (740,899)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     26,041,271   38,295,629    34,601,005      (747,275)  (1,252,621)   (292,422)   (140,608)
                              ==============  ===========   ===========   ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Goldman Sachs Variable Insurance Trust
                              -------------------------------------------------
                              Goldman Sachs Growth and   Goldman Sachs Mid Cap
                                    Income Fund               Value Fund
                              -----------------------  ------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  ------------------------
                                  2006        2005         2006         2005
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   128,591      52,127    2,382,884    2,835,320
   Net realized gain
     (loss) on
     investments.............   2,728,916   2,030,910   11,451,890   12,077,349
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,238,331  (1,221,935)  (2,950,257)  (8,339,724)
   Capital gain
     distributions...........   1,541,929          --   15,564,643   14,787,489
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   6,637,767     861,102   26,449,160   21,360,434
                              -----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      29,440      71,979    4,200,281    3,584,042
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (195,383)   (210,319)  (1,269,927)  (1,058,809)
     Surrenders..............  (7,214,975) (6,037,715) (31,658,795) (29,444,134)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (37,842)    (37,907)    (210,018)    (209,573)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      58,621      99,467      480,025    1,076,021
     Transfers (to) from
       other subaccounts.....   8,072,404   4,384,940  (13,995,958)  19,489,425
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     712,265  (1,729,555) (42,454,392)  (6,563,028)
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................   7,350,032    (868,453) (16,005,232)  14,797,406
Net assets at beginning
  of year....................  34,127,046  34,995,499  206,453,527  191,656,121
                              -----------  ----------  -----------  -----------
Net assets at end of
  period..................... $41,477,078  34,127,046  190,448,295  206,453,527
                              ===========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........   1,418,684   1,366,747    2,337,399    3,482,260
   Units redeemed............  (1,418,968) (1,541,025)  (3,988,703)  (3,535,689)
                              -----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................        (284)   (174,278)  (1,651,304)     (53,428)
                              ===========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           J.P. Morgan Series Trust II
                              --------------------------------------------------------
                                                 International Equity   Mid Cap Value
                                Bond Portfolio      Portfolio             Portfolio
                              -----------------  -------------------  ----------------
                                  Year ended        Year ended           Year ended
                                 December 31,      December 31,         December 31,
                              -----------------  -------------------  ----------------
                                2006      2005     2006      2005       2006     2005
                              --------  -------   -------    ------   -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  7,125    2,351     (975)     (235)      (203)    (246)
   Net realized gain
     (loss) on
     investments.............   (1,130)    (869)   2,358         6      9,338    2,271
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,722     (184)  14,336     3,015     11,040    1,524
   Capital gain
     distributions...........       --       68       --        --      1,714      154
                              --------  -------   -------    ------   -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    8,717    1,366   15,719     2,786     21,889    3,703
                              --------  -------   -------    ------   -------  -------
From capital
  transactions:
   Net premiums..............  102,347   87,489   53,886    58,380     76,756   41,320
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --       --       --        --         --       --
     Surrenders..............   (7,292) (14,327)  (1,330)       --     (9,578) (16,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (869)    (184)    (416)       (1)      (547)     (32)
     Capital
       contribution
       (withdrawal)..........       --       --       --        --         --       --
     Transfers (to) from
       the Guarantee
       Account...............   46,917   25,826    5,602    (6,180)    52,396   12,011
     Transfers (to) from
       other subaccounts.....   20,777    3,171   (7,703)   (6,067)   (22,099)     672
                              --------  -------   -------    ------   -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  161,880  101,975   50,039    46,132     96,928   37,395
                              --------  -------   -------    ------   -------  -------
Increase (decrease) in
  net assets.................  170,597  103,341   65,758    48,918    118,817   41,098
Net assets at beginning
  of year....................  154,728   51,387   55,330     6,412     84,879   43,781
                              --------  -------   -------    ------   -------  -------
Net assets at end of
  period..................... $325,325  154,728  121,088    55,330    203,696   84,879
                              ========  =======   =======    ======   =======  =======
Changes in units (note
  5):
   Units purchased...........   21,548   10,693    5,904     5,485     74,847    6,985
   Units redeemed............   (5,779)    (764)  (1,766)   (1,019)   (67,418)  (3,640)
                              --------  -------   -------    ------   -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   15,769    9,928    4,138     4,466      7,429    3,345
                              ========  =======   =======    ======   =======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              J.P. Morgan Series Trust II (continued)
                              --------------------------------------
                                    Small           U.S. Large Cap
                                   Company           Core Equity
                                  Portfolio           Portfolio
                              -------------------  -----------------
                                 Year ended           Year ended
                                December 31,         December 31,
                              -------------------  -----------------
                                2006       2005      2006     2005
                               --------   ------   -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (264)      (76)     (116)      (6)
   Net realized gain
     (loss) on
     investments.............    4,489       (22)    1,400      (71)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       54       384       457       91
   Capital gain
     distributions...........      687       326        --       --
                               --------   ------   -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........    4,966       612     1,741       14
                               --------   ------   -------   ------
From capital
  transactions:
   Net premiums..............    5,591    13,509    11,089    1,923
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --        --        --       --
     Surrenders..............   (2,088)       --    (1,813)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (70)      (16)       --       --
     Capital
       contribution
       (withdrawal)..........       --        --        --       --
     Transfers (to) from
       the Guarantee
       Account...............    6,321    (2,490)    2,896   (5,237)
     Transfers (to) from
       other subaccounts.....      279       116    (1,273)      23
                               --------   ------   -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   10,033    11,119    10,899   (3,291)
                               --------   ------   -------   ------
Increase (decrease) in
  net assets.................   14,999    11,731    12,640   (3,277)
Net assets at beginning
  of year....................   19,310     7,579     2,723    6,000
                               --------   ------   -------   ------
Net assets at end of
  period..................... $ 34,309    19,310    15,363    2,723
                               ========   ======   =======   ======
Changes in units (note
  5):
   Units purchased...........   60,911     1,356    76,064      365
   Units redeemed............  (60,260)     (678)  (75,247)    (605)
                               --------   ------   -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      651       679       817     (240)
                               ========   ======   =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series
                              ------------------------------------------------------------------------
                                       Balanced                  Balanced           Fundamental
                                     Portfolio --              Portfolio --        Equity Portfolio --
                                 Institutional Shares         Service Shares       Institutional Shares
                              -------------------------  ------------------------  -------------------
                                      Year ended                Year ended           Year ended
                                     December 31,              December 31,         December 31,
                              -------------------------  ------------------------  -------------------
                                  2006          2005         2006         2005      2006       2005
                              ------------  -----------  -----------  -----------   ------     -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,556,942    2,262,177      467,711      625,062     (66)      (48)
   Net realized gain
     (loss) on
     investments.............   10,035,929    5,617,600    5,155,265    2,522,786     319        16
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,582,280    9,861,722    5,990,279    4,164,990     703     1,104
   Capital gain
     distributions...........           --           --           --           --      --        --
                              ------------  -----------  -----------  -----------   ------     -----
       Increase
         (decrease) in
         net assets from
         operations..........   22,175,151   17,741,499   11,613,255    7,312,838     956     1,072
                              ------------  -----------  -----------  -----------   ------     -----
From capital
  transactions:
   Net premiums..............      422,656      776,779   21,577,655   12,473,045   1,958       611
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (3,397,239)  (4,084,195)    (917,231)    (616,085)     --        --
     Surrenders..............  (53,358,053) (56,901,230) (12,127,962) (11,545,285)     --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (297,032)    (360,751)    (232,626)    (217,382)     --        --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --      --        --
     Transfers (to) from
       the Guarantee
       Account...............     (833,344)    (940,751)   1,486,183      680,337     (11)       (1)
     Transfers (to) from
       other subaccounts.....   (6,607,685) (16,349,775)  (4,396,989)  (4,861,362)    976     1,641
                              ------------  -----------  -----------  -----------   ------     -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (64,070,697) (77,859,923)   5,389,030   (4,086,732)  2,923     2,251
                              ------------  -----------  -----------  -----------   ------     -----
Increase (decrease) in
  net assets.................  (41,895,546) (60,118,424)  17,002,285    3,226,106   3,879     3,323
Net assets at beginning
  of year....................  280,975,744  341,094,168  129,247,866  126,021,760   9,547     6,224
                              ------------  -----------  -----------  -----------   ------     -----
Net assets at end of
  period..................... $239,080,198  280,975,744  146,250,151  129,247,866  13,426     9,547
                              ============  ===========  ===========  ===========   ======     =====
Changes in units (note
  5):
   Units purchased...........      999,006    1,379,469    4,160,309    2,159,132     375       234
   Units redeemed............   (3,956,725)  (5,411,352)  (3,624,577)  (2,606,978)   (115)       (7)
                              ------------  -----------  -----------  -----------   ------     -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,957,719)  (4,031,883)     535,732     (447,847)    260       226
                              ============  ===========  ===========  ===========   ======     =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------
                                    Flexible Bond                 Forty                    Forty
                                    Portfolio --              Portfolio --             Portfolio --
                                Institutional Shares      Institutional Shares        Service Shares
                              ------------------------  ------------------------  ----------------------
                                     Year ended                Year ended               Year ended
                                    December 31,              December 31,             December 31,
                              ------------------------  ------------------------  ----------------------
                                  2006         2005         2006         2005        2006        2005
                              -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,169,469    1,752,122   (1,325,395)  (1,737,759)   (412,745)   (382,606)
   Net realized gain
     (loss) on
     investments.............  (1,174,053)    (968,930)   5,779,991    3,023,119   1,590,535   1,219,554
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     817,008   (1,961,412)   3,446,043   12,958,072   1,436,524   1,774,124
   Capital gain
     distributions...........      76,285    1,418,830           --           --          --          --
                              -----------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     888,709      240,610    7,900,639   14,243,432   2,614,314   2,611,072
                              -----------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............     135,775       72,417      363,823      380,912  11,687,928   1,404,697
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (599,649)    (889,018)  (1,466,854)    (766,788)    (41,483)    (99,516)
     Surrenders..............  (6,942,283)  (9,648,209) (22,946,951) (21,396,495) (2,287,749) (2,222,509)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (39,441)     (51,618)    (147,400)    (194,721)    (39,543)    (39,597)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (36,534)    (505,469)    (208,040)    (523,367)    511,044     148,184
     Transfers (to) from
       other subaccounts.....  (1,068,895)  (2,992,241)  (9,932,994)  (8,201,836) (1,870,278)   (120,744)
                              -----------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,551,027) (14,014,138) (34,338,416) (30,702,295)  7,959,919    (929,485)
                              -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (7,662,318) (13,773,528) (26,437,777) (16,458,863) 10,574,233   1,681,587
Net assets at beginning
  of year....................  40,939,705   54,713,233  133,263,572  149,722,435  26,279,210  24,597,623
                              -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $33,277,387   40,939,705  106,825,795  133,263,572  36,853,443  26,279,210
                              ===========  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     423,536      498,668      775,143    1,551,169   1,775,132     690,504
   Units redeemed............    (950,025)  (1,371,945)  (2,673,794)  (3,502,093) (1,083,080)   (836,131)
                              -----------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (526,489)    (873,278)  (1,898,651)  (1,950,924)    692,052    (145,627)
                              ===========  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology      International Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2006        2005        2006        2005         2006         2005
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (230,400)   (246,508)   (178,048)   (195,001)     669,520     (246,019)
   Net realized gain
     (loss) on
     investments.............   1,809,226   1,134,600     889,964     146,908   23,654,399    9,362,424
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (870,780)    830,132       1,744   1,065,694   28,009,501   18,450,421
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........     708,046   1,718,224     713,660   1,017,601   52,333,420   27,566,826
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      46,346      67,570      39,479      84,250      695,386      176,598
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (19,035)    (57,126)    (86,863)    (24,490)    (951,535)    (367,909)
     Surrenders..............  (2,020,674) (2,221,033) (1,658,839) (2,110,038) (23,156,472) (14,689,715)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,225)    (21,647)    (20,363)    (23,186)    (151,159)    (107,157)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      66,107     (32,128)    163,802     (53,265)     462,067     (562,258)
     Transfers (to) from
       other subaccounts.....  (1,417,514)    859,607  (1,050,897) (1,728,524)  20,509,266   11,338,968
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,364,995) (1,404,757) (2,613,681) (3,855,253)  (2,592,447)  (4,211,473)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (2,656,949)    313,467  (1,900,021) (2,837,652)  49,740,973   23,355,353
Net assets at beginning
  of year....................  15,546,316  15,232,849  13,088,544  15,926,196  119,506,897   96,151,544
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $12,889,367  15,546,316  11,188,523  13,088,544  169,247,870  119,506,897
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........     714,947   1,145,875   1,591,459   1,317,287    3,276,204    2,647,056
   Units redeemed............  (1,046,573) (1,277,107) (2,259,219) (2,468,978)  (3,269,455)  (2,807,972)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (331,626)   (131,232)   (667,760) (1,151,692)       6,749     (160,915)
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                International Growth       Large Cap Growth         Large Cap Growth
                                    Portfolio --             Portfolio --             Portfolio --
                                   Service Shares        Institutional Shares        Service Shares
                              -----------------------  ------------------------  ----------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ----------------------
                                  2006        2005         2006         2005        2006        2005
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    81,559    (121,420)  (1,381,465)  (1,881,583)   (171,010)   (208,164)
   Net realized gain
     (loss) on
     investments.............   3,077,693   1,742,166      357,622   (5,014,704)    244,704     109,627
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   7,601,879   4,789,701   14,208,349   10,507,382   1,114,523     390,083
   Capital gain
     distributions...........          --          --           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  10,761,131   6,410,447   13,184,506    3,611,095   1,188,217     291,546
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............          --      22,667      359,280      609,901      85,312     106,486
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (163,810)    (26,329)  (1,873,213)  (1,233,977)    (90,468)   (103,737)
     Surrenders..............  (2,237,408) (1,460,279) (25,413,001) (27,672,159) (1,283,397) (1,320,783)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (58,819)    (47,297)    (178,445)    (222,709)    (16,286)    (18,094)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (59,078)    (58,005)    (583,962)  (1,233,334)    (31,236)     14,830
     Transfers (to) from
       other subaccounts.....  (2,692,554) (4,232,442)  (7,221,584) (14,276,457)   (241,430) (1,728,348)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,211,669) (5,801,685) (34,910,925) (44,028,735) (1,577,505) (3,049,646)
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   5,549,462     608,762  (21,726,419) (40,417,640)   (389,288) (2,758,100)
Net assets at beginning
  of year....................  26,589,003  25,980,241  156,160,648  196,578,288  13,753,381  16,511,481
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $32,138,465  26,589,003  134,434,229  156,160,648  13,364,093  13,753,381
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      76,734     259,837      606,994      996,476     183,218     157,150
   Units redeemed............    (514,485)   (923,281)  (2,797,924)  (3,941,561)   (433,273)   (647,422)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (437,751)   (663,444)  (2,190,930)  (2,945,085)   (250,055)   (490,272)
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series (continued)
                            ---------------------------------------------------------------------------------------------------
                                  Mid Cap Growth           Mid Cap Growth          Worldwide Growth         Worldwide Growth
                                   Portfolio --             Portfolio --             Portfolio --             Portfolio --
                               Institutional Shares        Service Shares        Institutional Shares        Service Shares
                            -------------------------  ----------------------  ------------------------  ----------------------
                                    Year ended               Year ended               Year ended               Year ended
                                   December 31,             December 31,             December 31,             December 31,
                            -------------------------  ----------------------  ------------------------  ----------------------
                                2006          2005        2006        2005         2006         2005        2006        2005
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $ (1,655,115)  (1,798,909)   (217,261)   (221,242)     480,343     (174,482)      4,308     (69,526)
   Net realized gain
    (loss) on investments..      964,481   (5,982,011)    736,681     544,446   (2,205,245)  (9,988,420)    378,395      16,935
   Change in unrealized
    appreciation
    (depreciation) on
    investments............   13,363,943   19,964,655     989,182     926,883   26,616,988   17,085,523   2,134,764     700,384
   Capital gain
    distributions..........           --           --          --          --           --           --          --          --
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   12,673,309   12,183,735   1,508,602   1,250,087   24,892,086    6,922,621   2,517,467     647,793
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions:
   Net premiums............      224,715      497,747      82,894      68,696      431,921      593,119      83,425     354,202
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........     (794,718)    (785,887)    (89,820)    (65,470)  (1,792,477)  (1,838,598)    (43,903)   (130,432)
    Surrenders.............  (18,317,529) (17,425,631) (1,213,186) (1,068,804) (29,502,587) (34,384,685) (1,605,861) (1,359,811)
    Cost of insurance
     and administrative
     expense (note 4a).....     (152,486)    (173,797)    (18,144)    (20,192)    (191,228)    (235,385)    (18,986)    (20,186)
    Capital contribution
     (withdrawal)..........           --           --          --          --           --           --          --          --
    Transfers (to) from
     the Guarantee
     Account...............       98,996     (437,445)     25,639     (23,846)    (635,520)  (1,144,889)    (17,845)     (2,739)
    Transfers (to) from
     other subaccounts.....   (9,087,388)  (8,308,966)   (463,838) (1,645,419)  (8,381,406) (15,947,430) (1,816,361) (1,633,203)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............  (28,028,410) (26,633,979) (1,676,455) (2,755,035) (40,071,297) (52,957,868) (3,419,531) (2,792,169)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................  (15,355,101) (14,450,244)   (167,853) (1,504,948) (15,179,211) (46,035,247)   (902,064) (2,144,376)
Net assets at beginning
 of year...................  122,136,039  136,586,283  14,045,442  15,550,390  179,660,520  225,695,767  18,412,629  20,557,005
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $106,780,938  122,136,039  13,877,589  14,045,442  164,481,309  179,660,520  17,510,565  18,412,629
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
 5):
   Units purchased.........      608,520      762,336     332,865     669,193      582,198      825,648     166,068     356,751
   Units redeemed..........   (2,082,379)  (2,384,596)   (628,819) (1,216,182)  (2,480,201)  (3,457,735)   (701,884)   (835,023)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (1,473,859)  (1,622,260)   (295,954)   (546,989)  (1,898,003)  (2,632,088)   (535,816)   (478,272)
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     JPMorgan Insurance Trust
                              -------------------------------------
                                                          JPMorgan
                                             JPMorgan    Insurance
                                JPMorgan    Insurance      Trust
                               Insurance      Trust     Diversified
                               Trust Core  Diversified    Mid Cap
                                  Bond        Equity       Growth
                              Portfolio 1  Portfolio 1  Portfolio 1
                              ------------ ------------ ------------
                              Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to
                              December 31, December 31, December 31,
                              ------------ ------------ ------------
                                  2006         2006         2006
                              ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   (6,927)      (20)         (20)
   Net realized gain
     (loss) on
     investments.............       4,301         1            1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      16,503       419          363
   Capital gain
     distributions...........          --        --           --
                               ----------     -----        -----
       Increase
         (decrease) in
         net assets from
         operations..........      13,877       400          344
                               ----------     -----        -----
From capital
  transactions:
   Net premiums..............   1,499,418     4,000        4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........          --        --           --
     Surrenders..............     (76,365)       --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....          --        --           --
     Capital
       contribution
       (withdrawal)..........          --        --           --
     Transfers (to) from
       the Guarantee
       Account...............     136,586       (11)         (37)
     Transfers (to) from
       other subaccounts.....       7,424        --           --
                               ----------     -----        -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,567,063     3,989        3,963
                               ----------     -----        -----
Increase (decrease) in
  net assets.................   1,580,940     4,389        4,307
Net assets at beginning
  of year....................          --        --           --
                               ----------     -----        -----
Net assets at end of
  period.....................  $1,580,940     4,389        4,307
                               ==========     =====        =====
Changes in units (note
  5):
   Units purchased...........     195,754       403          438
   Units redeemed............     (43,874)       (5)          (8)
                               ----------     -----        -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     151,880       398          430
                               ==========     =====        =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     JPMorgan Insurance Trust (continued)
                              --------------------------------------------------
                                             JPMorgan     JPMorgan     JPMorgan
                                JPMorgan    Insurance    Insurance    Insurance
                               Insurance      Trust        Trust        Trust
                              Trust Equity  Government    Intrepid     Intrepid
                                 Index         Bond       Mid Cap       Growth
                              Portfolio 1  Portfolio 1  Portfolio 1  Portfolio 1
                              ------------ ------------ ------------ ------------
                              Period from  Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to     May 1 to
                              December 31, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------
                                  2006         2006         2006         2006
                              ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (18)       (6,754)       (24)         (19)
   Net realized gain
     (loss) on
     investments.............        --         4,316          1            1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       232        14,615        324          295
   Capital gain
     distributions...........        --            --         --           --
                                -------     ---------      -----        -----
       Increase
         (decrease) in
         net assets from
         operations..........       214        12,177        301          277
                                -------     ---------      -----        -----
From capital
  transactions:
   Net premiums..............    13,135     1,407,822      9,348        4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........        --            --         --           --
     Surrenders..............        --       (76,542)        --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        --            --         --           --
     Capital
       contribution
       (withdrawal)..........        --            --         --           --
     Transfers (to) from
       the Guarantee
       Account...............       (21)      151,973          6          (22)
     Transfers (to) from
       other subaccounts.....        --         7,349         --           --
                                -------     ---------      -----        -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    13,114     1,490,602      9,354        3,978
                                -------     ---------      -----        -----
Increase (decrease) in
  net assets.................    13,328     1,502,779      9,655        4,255
Net assets at beginning
  of year....................        --            --         --           --
                                -------     ---------      -----        -----
Net assets at end of
  period.....................   $13,328     1,502,779      9,655        4,255
                                =======     =========      =====        =====
Changes in units (note
  5):
   Units purchased...........     1,226       188,979        939          423
   Units redeemed............        --       (44,649)        --           (6)
                                -------     ---------      -----        -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     1,226       144,330        939          417
                                =======     =========      =====        =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Legg Mason Partners Variable Portfolios I, Inc.
                              -----------------------------------------------------------------------------------
                                                                                             Legg Mason Partners
                              Legg Mason Partners Variable  Legg Mason Partners Variable   Variable Strategic Bond
                              All Cap Portfolio -- Class II Investors Portfolio -- Class I  Portfolio -- Class I
                              ----------------------------  -----------------------------  ----------------------
                                     Year ended                    Year ended                    Year ended
                                    December 31,                  December 31,                  December 31,
                              ----------------------------  -----------------------------  ----------------------
                                  2006           2005           2006           2005           2006        2005
                               -----------     ----------    -----------     ----------    ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (46,423)      (134,546)        30,240       (182,198)     1,311,146   1,928,019
   Net realized gain
     (loss) on
     investments.............     731,584        267,812      3,438,458      1,822,264       (613,737)     51,898
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,284,760        186,834      2,151,262        537,936        478,711  (2,172,053)
   Capital gain
     distributions...........     605,574         11,005        949,703             --         35,316     624,055
                               -----------     ----------    -----------     ----------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,575,495        331,105      6,569,663      2,178,002      1,211,436     431,919
                               -----------     ----------    -----------     ----------    ----------  ----------
From capital
  transactions:
   Net premiums..............   2,529,616      2,328,544         26,441        163,809         90,608      43,307
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (9,532)       (73,592)      (193,998)      (196,856)      (510,828)   (337,916)
     Surrenders..............    (965,720)      (682,296)   (10,422,631)    (6,484,075)    (7,497,800) (7,260,118)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (50,902)       (42,676)       (46,301)       (54,172)       (38,319)    (43,114)
     Capital
       contribution
       (withdrawal)..........          --             --             --             --             --          --
     Transfers (to) from
       the Guarantee
       Account...............     176,250        181,690         13,708       (272,264)        65,671     396,389
     Transfers (to) from
       other subaccounts.....  (1,055,561)      (774,240)    (1,685,789)    (3,093,172)      (128,710)  1,327,569
                               -----------     ----------    -----------     ----------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     624,151        937,430    (12,308,570)    (9,936,730)    (8,019,378) (5,873,883)
                               -----------     ----------    -----------     ----------    ----------  ----------
Increase (decrease) in
  net assets.................   3,199,646      1,268,535     (5,738,907)    (7,758,728)    (6,807,942) (5,441,964)
Net assets at beginning
  of year....................  15,619,283     14,350,748     44,991,942     52,750,670     41,732,149  47,174,113
                               -----------     ----------    -----------     ----------    ----------  ----------
Net assets at end of
  period..................... $18,818,929     15,619,283     39,253,035     44,991,942     34,924,207  41,732,149
                               ===========     ==========    ===========     ==========    ==========  ==========
Changes in units (note
  5):
   Units purchased...........     582,300        412,725        328,112        449,698        476,715     906,879
   Units redeemed............    (515,235)      (333,440)    (1,120,152)    (1,141,782)    (1,037,787) (1,320,365)
                               -----------     ----------    -----------     ----------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      67,065         79,285       (792,040)      (692,084)      (561,072)   (413,485)
                               ===========     ==========    ===========     ==========    ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                           Legg Mason Partners
                              Legg Mason Partners Variable Portfolios I, Inc. (continued) Variable Portfolios II
                              ----------------------------------------------------------  -------------------------
                                Legg Mason Partners            Legg Mason Partners         Legg Mason Partners
                               Variable Total Return          Variable Total Return       Variable Aggressive Growth
                                Portfolio -- Class I          Portfolio -- Class II       Portfolio -- Class II
                              ----------------------------  ----------------------------  -------------------------
                                                                           Period from
                                     Year ended              Year ended    April 29 to          Year ended
                                    December 31,            December 31,   December 31,        December 31,
                              ----------------------------  ------------   ------------   -------------------------
                                  2006           2005           2006           2005          2006          2005
                               -----------     ----------   ------------   ------------    ----------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    61,476         72,837         62,227        29,615       (168,835)    (109,332)
   Net realized gain
     (loss) on
     investments.............     495,984        377,234         59,599           565        547,935      118,522
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     607,417       (307,022)       398,764       (28,004)       481,755      599,012
   Capital gain
     distributions...........     235,394         79,353        191,539         6,544             --           --
                               -----------     ----------    ----------     ---------      ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,400,271        222,402        712,129         8,720        860,855      608,202
                               -----------     ----------    ----------     ---------      ----------    ---------
From capital
  transactions:
   Net premiums..............       1,912         23,851      7,549,250     1,800,771      2,132,562    2,134,554
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (233,709)      (146,833)            --            --            716           --
     Surrenders..............  (2,527,435)    (2,062,956)      (246,665)       (2,081)      (566,616)    (435,693)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (13,421)       (14,533)        (1,221)           --        (20,885)     (13,532)
     Capital
       contribution
       (withdrawal)..........          --             --             --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............    (103,192)      (103,953)       220,148       267,301        227,820      139,753
     Transfers (to) from
       other subaccounts.....    (306,991)      (932,791)       598,634        10,851        374,084      114,776
                               -----------     ----------    ----------     ---------      ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,182,836)    (3,237,215)     8,120,146     2,076,842      2,147,681    1,939,858
                               -----------     ----------    ----------     ---------      ----------    ---------
Increase (decrease) in
  net assets.................  (1,782,565)    (3,014,813)     8,832,275     2,085,562      3,008,536    2,548,060
Net assets at beginning
  of year....................  14,823,394     17,838,207      2,085,562            --      8,446,501    5,898,441
                               -----------     ----------    ----------     ---------      ----------    ---------
Net assets at end of
  period..................... $13,040,829     14,823,394     10,917,837     2,085,562     11,455,037    8,446,501
                               ===========     ==========    ==========     =========      ==========    =========
Changes in units (note
  5):
   Units purchased...........      91,054        183,525      1,003,576       229,360        552,427      303,284
   Units redeemed............    (339,000)      (455,567)      (242,955)      (28,910)      (393,815)    (139,550)
                               -----------     ----------    ----------     ---------      ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (247,946)      (272,042)       760,621       200,450        158,612      163,734
                               ===========     ==========    ==========     =========      ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  MFS(R) Variable Insurance Trust
                              ----------------------------------------------------------------------------
                              MFS(R) Investors Growth Stock MFS(R) Investors Trust   MFS(R) New Discovery
                                     Series --                     Series --               Series --
                                Service Class Shares         Service Class Shares    Service Class Shares
                              ----------------------------  ----------------------  ----------------------
                                     Year ended                   Year ended              Year ended
                                    December 31,                 December 31,            December 31,
                              ----------------------------  ----------------------  ----------------------
                                  2006           2005          2006        2005        2006        2005
                               -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (387,156)      (354,101)     (280,116)   (268,926)   (581,546)   (575,548)
   Net realized gain
     (loss) on
     investments.............     667,104        342,090       949,911     589,479   1,727,357   1,018,671
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,095,074        599,770     1,564,096     817,854   2,052,896     580,314
   Capital gain
     distributions...........          --             --            --          --     693,054          --
                               -----------     ----------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,375,022        587,759     2,233,891   1,138,407   3,891,761   1,023,437
                               -----------     ----------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,627,017      1,467,140       626,445   1,222,572   1,269,889   2,582,377
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (222,489)      (295,057)     (135,321)   (175,333)   (330,954)    (42,418)
     Surrenders..............  (1,960,666)    (1,793,175)   (1,956,889) (1,247,758) (3,053,743) (3,206,295)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (44,945)       (44,244)      (41,183)    (38,762)    (68,638)    (62,740)
     Capital
       contribution
       (withdrawal)..........          --             --            --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     246,396        114,268       110,881      87,398     212,401     (24,711)
     Transfers (to) from
       other subaccounts.....  (1,370,120)    (1,579,563)   (1,189,678) (1,319,346) (2,462,140) (4,466,665)
                               -----------     ----------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,724,807)    (2,130,631)   (2,585,745) (1,471,229) (4,433,185) (5,220,452)
                               -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................    (349,785)    (1,542,872)     (351,854)   (332,822)   (541,424) (4,197,015)
Net assets at beginning
  of year....................  25,465,472     27,008,344    21,954,829  22,287,651  37,883,708  42,080,723
                               -----------     ----------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $25,115,687     25,465,472    21,602,975  21,954,829  37,342,284  37,883,708
                               ===========     ==========   ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     548,471        417,153       201,307     278,398     722,208     916,295
   Units redeemed............    (871,658)      (809,067)     (482,369)   (475,249) (1,177,905) (1,579,908)
                               -----------     ----------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (323,187)      (391,914)     (281,062)   (196,850)   (455,697)   (663,613)
                               ===========     ==========   ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) Variable Insurance Trust (continued)
                              ---------------------------------------------------------------------
                              MFS(R) Strategic        MFS(R) Total Return       MFS(R) Utilities
                              Income Series --             Series --                Series --
                              Service Class Shares   Service Class Shares     Service Class Shares
                              -------------------  ------------------------  ----------------------
                                                                Period from
                                Year ended          Year ended  April 29 to        Year ended
                               December 31,        December 31, December 31,      December 31,
                              -------------------  ------------ ------------ ----------------------
                                2006       2005        2006         2005        2006        2005
                               -------     -----   ------------ ------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   490        (3)       116,486      (96,299)    152,520    (462,114)
   Net realized gain
     (loss) on
     investments.............     (55)        2        131,886       14,843   5,150,568   4,438,600
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,117        22      2,893,280      190,993   6,038,058   2,309,286
   Capital gain
     distributions...........      84        --        829,403        1,043   1,923,936          --
                               -------     -----    ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,636        21      3,971,055      110,580  13,265,082   6,285,772
                               -------     -----    ----------   ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   3,879        --     32,121,940   17,569,109   3,810,375   4,362,913
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --        --         (3,496)          --    (336,097)   (302,166)
     Surrenders..............    (371)     (283)    (1,653,789)    (394,278) (5,218,467) (3,695,859)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (48)       --        (24,960)        (963)    (96,925)    (85,687)
     Capital
       contribution
       (withdrawal)..........      --        --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............  36,816     3,483      1,021,843      477,795   1,183,417     972,846
     Transfers (to) from
       other subaccounts.....   2,333       120     (1,060,372)   2,703,626     207,435    (253,677)
                               -------     -----    ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  42,609     3,320     30,401,166   20,355,289    (450,262)    998,370
                               -------     -----    ----------   ----------  ----------  ----------
Increase (decrease) in
  net assets.................  44,245     3,341     34,372,221   20,465,869  12,814,820   7,284,142
Net assets at beginning
  of year....................   3,341        --     20,497,068       31,199  46,069,110  38,784,968
                               -------     -----    ----------   ----------  ----------  ----------
Net assets at end of
  period..................... $47,586     3,341     54,869,289   20,497,068  58,883,930  46,069,110
                               =======     =====    ==========   ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   6,663       328      4,392,734    2,191,126   1,469,199   1,896,606
   Units redeemed............  (2,857)      (26)    (1,542,801)    (274,357) (1,560,619) (1,823,088)
                               -------     -----    ----------   ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   3,806       302      2,849,933    1,916,769     (91,420)     73,519
                               =======     =====    ==========   ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Old Mutual Insurance Series Fund
                              -----------------------------------------------
                                Old Mutual Growth II    Old Mutual Large Cap
                                     Portfolio            Growth Portfolio
                              -----------------------  ----------------------
                                     Year ended              Year ended
                                    December 31,            December 31,
                              -----------------------  ----------------------
                                  2006        2005        2006        2005
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (118,661)   (133,948)   (158,545)   (195,427)
   Net realized gain
     (loss) on
     investments.............     464,948     169,478     422,269      77,732
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     118,864     792,514     201,536     339,203
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     465,151     828,044     465,260     221,508
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       5,689       1,534      17,330       2,635
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (56,415)   (156,277)    (71,792)    (59,562)
     Surrenders..............  (1,944,530) (1,283,053) (2,243,622) (2,928,300)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (12,175)    (14,346)    (15,258)    (19,293)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      35,815    (164,270)    (92,810)   (124,333)
     Transfers (to) from
       other subaccounts.....    (750,099)   (758,686) (1,023,445)   (964,914)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,721,715) (2,375,098) (3,429,597) (4,093,767)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (2,256,564) (1,547,054) (2,964,337) (3,872,259)
Net assets at beginning
  of year....................   9,470,813  11,017,867  13,136,317  17,008,576
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 7,214,249   9,470,813  10,171,980  13,136,317
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     162,184     313,601      53,805     163,543
   Units redeemed............    (413,656)   (563,419)   (253,201)   (424,279)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (251,472)   (249,818)   (199,396)   (260,737)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                                     Oppenheimer          Oppenheimer Balanced      Oppenheimer Capital
                                       Balanced                Fund/VA --              Appreciation
                                       Fund/VA               Service Shares               Fund/VA
                              -------------------------  ----------------------  ------------------------
                                      Year ended               Year ended               Year ended
                                     December 31,             December 31,             December 31,
                              -------------------------  ----------------------  ------------------------
                                  2006          2005        2006        2005         2006         2005
                              ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    982,309      308,955     137,772     (93,896)  (1,274,607)    (645,810)
   Net realized gain
     (loss) on
     investments.............    1,100,489    2,555,057     (25,918)     30,210    4,995,838    3,162,593
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      967,889   (3,926,621)  2,106,542      (3,339)   3,779,772    1,890,648
   Capital gain
     distributions...........    2,776,619    2,780,084   1,288,593     470,942           --           --
                              ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,827,306    1,717,475   3,506,989     403,917    7,501,003    4,407,431
                              ------------  -----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............       87,678      124,075  17,604,599  12,370,137       96,777      266,531
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (578,459)  (1,250,787)    (90,255)     (1,785)  (1,087,648)  (1,434,458)
     Surrenders..............  (11,995,955) (13,275,088) (2,193,350)   (726,899) (23,341,964) (26,554,446)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (67,261)     (83,401)    (52,035)    (19,018)    (134,562)    (166,464)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      (93,307)     340,936     732,603     872,991     (496,525)  (1,073,900)
     Transfers (to) from
       other subaccounts.....   (2,398,887)   2,830,446  (2,864,975)  4,559,693   (6,096,148)  (9,690,882)
                              ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,046,191) (11,313,819) 13,136,587  17,055,119  (31,060,070) (38,653,619)
                              ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................   (9,218,885)  (9,596,344) 16,643,576  17,459,036  (23,559,067) (34,246,188)
Net assets at beginning
  of year....................   71,608,311   81,204,655  26,838,187   9,379,151  137,163,567  171,409,755
                              ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $ 62,389,426   71,608,311  43,481,763  26,838,187  113,604,500  137,163,567
                              ============  ===========  ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........      246,728      991,719   3,421,649   1,971,731      479,628      756,272
   Units redeemed............     (768,322)  (1,376,413) (2,121,563)   (395,379)  (1,532,530)  (2,217,198)
                              ------------  -----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (521,594)    (384,693)  1,300,086   1,576,352   (1,052,902)  (1,460,926)
                              ============  ===========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------
                                Oppenheimer Capital
                                    Appreciation              Oppenheimer        Oppenheimer Global Securities
                                     Fund/VA --                Core Bond                Fund/VA --
                                   Service Shares               Fund/VA               Service Shares
                              -----------------------  ------------------------  ----------------------------
                                     Year ended               Year ended                Year ended
                                    December 31,             December 31,              December 31,
                              -----------------------  ------------------------  ----------------------------
                                  2006        2005         2006         2005         2006           2005
                              -----------  ----------  -----------  -----------   -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (202,730)   (111,438)   2,604,846    3,034,631     (835,357)      (724,970)
   Net realized gain
     (loss) on
     investments.............     624,397     327,199     (709,730)     (40,778)   9,168,042      8,213,019
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     462,227     225,502      260,222   (2,131,497)   2,546,591      4,864,493
   Capital gain
     distributions...........          --          --           --           --    6,724,268             --
                              -----------  ----------  -----------  -----------   -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........     883,894     441,263    2,155,338      862,356   17,603,544     12,352,542
                              -----------  ----------  -----------  -----------   -----------    -----------
From capital
  transactions:
   Net premiums..............   1,775,701   2,231,282       99,893      127,347    9,107,642     11,400,234
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........          --     (45,564)    (863,905)    (881,547)    (486,001)      (495,461)
     Surrenders..............  (1,018,016) (1,166,329) (13,480,762) (15,689,547)  (7,628,186)    (5,464,532)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (38,163)    (34,788)     (70,401)     (85,593)    (246,695)      (194,249)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --           --             --
     Transfers (to) from
       the Guarantee
       Account...............     451,256     136,829      295,562     (197,401)   2,996,744      1,991,142
     Transfers (to) from
       other subaccounts.....    (513,712)   (684,546)     728,334    1,381,471  (10,862,951)    (4,482,431)
                              -----------  ----------  -----------  -----------   -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     657,066     436,884  (13,291,279) (15,345,270)  (7,119,447)     2,754,703
                              -----------  ----------  -----------  -----------   -----------    -----------
Increase (decrease) in
  net assets.................   1,540,960     878,147  (11,135,941) (14,482,914)  10,484,097     15,107,245
Net assets at beginning
  of year....................  14,343,454  13,465,307   69,115,980   83,598,894  118,406,867    103,299,622
                              -----------  ----------  -----------  -----------   -----------    -----------
Net assets at end of
  period..................... $15,884,414  14,343,454   57,980,039   69,115,980  128,890,964    118,406,867
                              ===========  ==========  ===========  ===========   ===========    ===========
Changes in units (note
  5):
   Units purchased...........     617,655     494,977      698,730      824,729    2,974,365      4,027,286
   Units redeemed............    (559,625)   (463,057)  (1,257,988)  (1,528,149)  (3,656,432)    (4,020,088)
                              -----------  ----------  -----------  -----------   -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      58,030      31,920     (559,258)    (703,419)    (682,067)         7,198
                              ===========  ==========  ===========  ===========   ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------------------
                                                                                   Oppenheimer Main Street
                               Oppenheimer High Income    Oppenheimer Main Street   Small Cap Fund/VA --
                                       Fund/VA           Fund/VA -- Service Shares     Service Shares
                              -------------------------  ------------------------  ----------------------
                                                                      Period from
                                      Year ended          Year ended  April 29 to        Year ended
                                     December 31,        December 31, December 31,      December 31,
                              -------------------------  ------------ ------------ ----------------------
                                  2006          2005         2006         2005        2006        2005
                              ------------  -----------  ------------ ------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,047,547    4,269,315     (454,666)    (204,815)   (542,063)   (395,794)
   Net realized gain
     (loss) on
     investments.............   (1,038,263)  (1,283,789)   3,191,212    1,458,829   2,392,206   1,146,878
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,720,366   (2,421,910)   5,635,651      988,795   1,287,236     612,287
   Capital gain
     distributions...........           --           --           --           --     976,335     639,788
                              ------------  -----------   ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    4,729,650      563,616    8,372,197    2,242,809   4,113,714   2,003,159
                              ------------  -----------   ----------   ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      127,984      204,669   21,982,059    2,469,447   8,387,839   6,732,669
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,243,259)  (1,311,522)    (570,720)    (240,176)    (17,496)    (68,799)
     Surrenders..............  (13,561,465) (15,354,071)  (5,550,538)  (4,375,024) (1,994,701) (1,010,447)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (58,925)     (75,138)    (108,555)    (105,868)    (87,192)    (59,307)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      371,797     (840,563)   1,568,613      508,756   1,553,925     446,398
     Transfers (to) from
       other subaccounts.....   (2,203,122)  (2,627,201)  (1,228,323)  (2,123,973)   (713,897) (2,066,383)
                              ------------  -----------   ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,566,990) (20,003,826)  16,092,536   (3,866,838)  7,128,478   3,974,131
                              ------------  -----------   ----------   ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (11,837,340) (19,440,210)  24,464,733   (1,624,029) 11,242,192   5,977,290
Net assets at beginning
  of year....................   70,448,540   89,888,750   57,023,798   58,647,827  30,629,884  24,652,594
                              ------------  -----------   ----------   ----------  ----------  ----------
Net assets at end of
  period..................... $ 58,611,200   70,448,540   81,488,531   57,023,798  41,872,076  30,629,884
                              ============  ===========   ==========   ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      687,318      790,430    3,412,925      678,599   1,668,241   1,091,888
   Units redeemed............   (1,279,802)  (1,542,544)  (2,077,362)  (1,167,491) (1,235,251)   (830,972)
                              ------------  -----------   ----------   ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (592,484)    (752,114)   1,335,563     (488,892)    432,990     260,916
                              ============  ===========   ==========   ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------
                                                          Oppenheimer MidCap
                              Oppenheimer MidCap Fund/VA Fund/VA -- Service Shares
                              -------------------------  ------------------------
                                      Year ended              Year ended
                                     December 31,            December 31,
                              -------------------------  ------------------------
                                  2006          2005        2006         2005
                              ------------  -----------   ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,180,660)  (1,316,663)  (101,378)     (88,029)
   Net realized gain
     (loss) on
     investments.............    3,238,935      296,370    324,881      298,898
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (642,714)  10,576,505   (189,070)     318,085
   Capital gain
     distributions...........           --           --         --           --
                              ------------  -----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........    1,415,561    9,556,212     34,433      528,954
                              ------------  -----------   ---------    ---------
From capital
  transactions:
   Net premiums..............      126,370      263,302    385,338      630,997
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (961,371)    (745,354)   (23,133)     (42,672)
     Surrenders..............  (13,821,686) (14,601,139)  (345,999)    (958,724)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (87,200)    (103,342)   (15,346)     (12,170)
     Capital
       contribution
       (withdrawal)..........           --           --         --           --
     Transfers (to) from
       the Guarantee
       Account...............     (249,549)    (317,480)   192,596       19,446
     Transfers (to) from
       other subaccounts.....   (5,241,427)  (3,388,724)  (393,046)     438,818
                              ------------  -----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (20,234,863) (18,892,737)  (199,590)      75,695
                              ------------  -----------   ---------    ---------
Increase (decrease) in
  net assets.................  (18,819,302)  (9,336,525)  (165,157)     604,649
Net assets at beginning
  of year....................   94,098,532  103,435,057  6,216,663    5,612,014
                              ------------  -----------   ---------    ---------
Net assets at end of
  period..................... $ 75,279,230   94,098,532  6,051,506    6,216,663
                              ============  ===========   =========    =========
Changes in units (note
  5):
   Units purchased...........      393,978      428,389    139,873      224,161
   Units redeemed............   (1,061,845)  (1,114,360)  (154,432)    (221,681)
                              ------------  -----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (667,867)    (685,971)   (14,559)       2,480
                              ============  ===========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------
                                                        Foreign Bond Portfolio
                               All Asset Portfolio --   (U.S. Dollar Hedged) --      High Yield Portfolio --
                                Advisor Class Shares    Administrative Class Shares Administrative Class Shares
                              ------------------------  --------------------------  --------------------------
                                           Period from
                               Year ended  April 29 to        Year ended                   Year ended
                              December 31, December 31,      December 31,                 December 31,
                              ------------ ------------ --------------------------  --------------------------
                                  2006         2005        2006          2005           2006          2005
                              ------------ ------------  ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   319,468     117,037      276,049       197,340      5,304,907     4,791,650
   Net realized gain
     (loss) on
     investments.............     (54,598)       (450)      22,680       100,903        537,465     1,504,090
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (40,462)    (65,617)    (282,295)      125,228      1,283,979    (4,049,039)
   Capital gain
     distributions...........      13,040      11,715       22,389            --             --            --
                              -----------   ---------    ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........     237,448      62,685       38,823       423,471      7,126,351     2,246,701
                              -----------   ---------    ----------    ----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   1,796,100   1,264,723       51,402       240,848     13,713,659     9,295,785
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (5,561)         --     (109,193)      (89,488)      (665,641)     (449,519)
     Surrenders..............    (398,880)    (71,569)  (1,151,685)     (900,615)    (8,782,796)   (6,711,266)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,307)     (3,726)     (15,116)      (17,771)      (197,436)     (183,068)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --             --            --
     Transfers (to) from
       the Guarantee
       Account...............     889,588     544,758      138,544        87,516      1,640,190       526,286
     Transfers (to) from
       other subaccounts.....  (1,982,412)  4,636,506     (858,605)    1,236,120     (5,796,381)   (9,632,267)
                              -----------   ---------    ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     275,528   6,370,692   (1,944,653)      556,610        (88,405)   (7,154,049)
                              -----------   ---------    ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets.................     512,976   6,433,377   (1,905,830)      980,081      7,037,946    (4,907,348)
Net assets at beginning
  of year....................   6,433,377          --   11,622,558    10,642,477     98,601,319   103,508,667
                              -----------   ---------    ----------    ----------   -----------   -----------
Net assets at end of
  period..................... $ 6,946,353   6,433,377    9,716,728    11,622,558    105,639,265    98,601,319
                              ===========   =========    ==========    ==========   ===========   ===========
Changes in units (note
  5):
   Units purchased...........   1,121,070     644,898      144,944       386,914      3,249,864     2,888,564
   Units redeemed............  (1,090,633)    (26,805)    (299,802)     (338,987)    (3,063,432)   (3,422,201)
                              -----------   ---------    ----------    ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      30,437     618,093     (154,858)       47,928        186,432      (533,637)
                              ===========   =========    ==========    ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                              Long-Term U.S. Government
                              Portfolio -- Administrative Low Duration Portfolio --   Total Return Portfolio --
                                    Class Shares          Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                                                        Period from
                                     Year ended            Year ended   April 29 to          Year ended
                                    December 31,          December 31,  December 31,        December 31,
                              --------------------------  ------------  ------------  --------------------------
                                  2006          2005          2006          2005          2006          2005
                               -----------   ----------   ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,331,590     1,742,841       434,087       74,771     10,015,874     7,969,916
   Net realized gain
     (loss) on
     investments.............  (1,094,899)      364,762      (109,899)      (8,601)    (2,050,702)      980,841
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,146,989)   (1,334,646)       38,775      (56,195)    (1,297,454)   (8,448,434)
   Capital gain
     distributions...........     600,825     1,194,449            --       10,301             --     2,107,684
                               -----------   ----------    ----------    ---------    -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (309,473)    1,967,406       362,963       20,276      6,667,718     2,610,007
                               -----------   ----------    ----------    ---------    -----------   -----------
From capital
  transactions:
   Net premiums..............  10,210,817     2,908,189    10,673,050    7,924,222     53,643,059    25,998,060
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (843,345)     (602,258)          231           --     (1,908,218)   (2,091,454)
     Surrenders..............  (6,593,646)   (6,029,946)     (785,176)     (54,816)   (27,716,645)  (21,116,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (91,041)      (96,886)      (18,939)        (128)      (492,163)     (453,257)
     Capital
       contribution
       (withdrawal)..........          --            --            --           --             --            --
     Transfers (to) from
       the Guarantee
       Account...............   1,245,816       256,072       882,498      358,578      5,574,718    (1,352,944)
     Transfers (to) from
       other subaccounts.....  (2,045,790)   (3,514,798)      663,909      778,624        597,682     8,002,106
                               -----------   ----------    ----------    ---------    -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,882,811    (7,079,627)   11,415,573    9,006,480     29,698,433     8,985,647
                               -----------   ----------    ----------    ---------    -----------   -----------
Increase (decrease) in
  net assets.................   1,573,338    (5,112,221)   11,778,536    9,026,756     36,366,151    11,595,654
Net assets at beginning
  of year....................  61,369,692    66,481,913     9,026,756           --    285,362,217   273,766,563
                               -----------   ----------    ----------    ---------    -----------   -----------
Net assets at end of
  period..................... $62,943,030    61,369,692    20,805,292    9,026,756    321,728,368   285,362,217
                               ===========   ==========    ==========    =========    ===========   ===========
Changes in units (note
  5):
   Units purchased...........   2,362,744       929,491     3,584,328    1,171,466     12,883,556     8,172,107
   Units redeemed............  (1,984,806)   (1,394,331)   (2,445,203)    (266,586)    (9,654,573)   (7,178,175)
                               -----------   ----------    ----------    ---------    -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     377,938      (464,840)    1,139,125      904,881      3,228,983       993,932
                               ===========   ==========    ==========    =========    ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    The Prudential Series Fund
                              ------------------------------------------------------------------------------
                               Jennison 20/20 Focus        Jennison Portfolio --     Natural Resources
                              Portfolio -- Class II Shares    Class II Shares    Portfolio -- Class II Shares
                              ---------------------------  --------------------  ---------------------------
                                                                                                Period from
                                    Year ended                  Year ended        Year ended    April 29 to
                                   December 31,                December 31,      December 31,   December 31,
                              ---------------------------  --------------------  ------------   ------------
                                  2006           2005         2006       2005        2006           2005
                               -----------     ---------   ---------  ---------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,547)      (56,956)     (48,641)   (27,325)     201,788       (23,118)
   Net realized gain
     (loss) on
     investments.............     648,006        87,436      129,238     75,854     (599,495)       86,159
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,621,599       750,423      (40,137)   176,559       22,180       440,040
   Capital gain
     distributions...........     510,406            --           --         --    1,596,883            --
                               -----------     ---------   ---------  ---------   ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,609,464       780,903       40,460    225,088    1,221,356       503,081
                               -----------     ---------   ---------  ---------   ----------     ---------
From capital
  transactions:
   Net premiums..............  20,969,714     1,472,459      696,289    962,415    4,160,030     1,274,417
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (84,345)           --       (9,171)   (19,939)     (36,834)       (9,103)
     Surrenders..............  (1,125,024)      (70,533)    (267,714)   (97,823)    (713,653)      (56,678)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (18,437)       (7,868)      (4,668)    (2,614)     (24,705)       (2,719)
     Capital
       contribution
       (withdrawal)..........          --            --           --         --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     904,554        68,438      127,828      5,092    1,381,977       145,849
     Transfers (to) from
       other subaccounts.....   5,638,238     3,474,038     (273,928)   796,754    4,722,429     2,594,784
                               -----------     ---------   ---------  ---------   ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  26,284,700     4,936,534      268,636  1,643,885    9,489,244     3,946,550
                               -----------     ---------   ---------  ---------   ----------     ---------
Increase (decrease) in
  net assets.................  28,894,164     5,717,437      309,096  1,868,973   10,710,600     4,449,631
Net assets at beginning
  of year....................   7,415,058     1,697,621    3,018,530  1,149,557    4,449,631            --
                               -----------     ---------   ---------  ---------   ----------     ---------
Net assets at end of
  period..................... $36,309,222     7,415,058    3,327,626  3,018,530   15,160,231     4,449,631
                               ===========     =========   =========  =========   ==========     =========
Changes in units (note
  5):
   Units purchased...........   3,102,739       354,043      157,738    193,709    1,728,775       756,352
   Units redeemed............  (1,104,224)      (29,923)    (133,280)   (61,497)  (1,176,030)     (456,739)
                               -----------     ---------   ---------  ---------   ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   1,998,515       324,120       24,458    132,212      552,745       299,613
                               ===========     =========   =========  =========   ==========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              The Prudential Series Fund (continued)
                              ------------------------------------------
                              SP Prudential U.S.    SP William Blair
                               Emerging Growth      International Growth
                              Portfolio -- Class II Portfolio -- Class II
                                    Shares               Shares
                              --------------------  --------------------
                                  Year ended           Year ended
                                 December 31,         December 31,
                              --------------------  --------------------
                                2006        2005      2006       2005
                               --------   -------    -------     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,898      9,329      (750)        37
   Net realized gain
     (loss) on
     investments.............    8,001      1,857     3,987        316
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,744)    (2,185)   20,303      1,477
   Capital gain
     distributions...........    1,662      2,536     1,025        539
                               --------   -------    -------     ------
       Increase
         (decrease) in
         net assets from
         operations..........    5,817     11,537    24,565      2,369
                               --------   -------    -------     ------
From capital
  transactions:
   Net premiums..............       --         --        --         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --    (16,316)       --         --
     Surrenders..............     (423)      (311)  (33,586)      (812)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (38)      (152)     (352)       (27)
     Capital
       contribution
       (withdrawal)..........       --         --        --         --
     Transfers (to) from
       the Guarantee
       Account...............        2       (126)       16         (1)
     Transfers (to) from
       other subaccounts.....  (75,158)        --   163,049         --
                               --------   -------    -------     ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (75,617)   (16,905)  129,127       (840)
                               --------   -------    -------     ------
Increase (decrease) in
  net assets.................  (69,800)    (5,368)  153,692      1,529
Net assets at beginning
  of year....................   89,815     95,183    19,164     17,635
                               --------   -------    -------     ------
Net assets at end of
  period..................... $ 20,015     89,815   172,856     19,164
                               ========   =======    =======     ======
Changes in units (note
  5):
   Units purchased...........       --         --    15,573         --
   Units redeemed............   (6,292)    (1,792)   (3,003)       (93)
                               --------   -------    -------     ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (6,292)    (1,792)   12,570        (93)
                               ========   =======    =======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Rydex Variable Trust           Van Kampen Life Investment Trust
                              -----------------------  ------------------------------------------------------
                                                         Comstock Portfolio --   Strategic Growth Portfolio --
                                      OTC Fund              Class II Shares          Class II Shares
                              -----------------------  ------------------------  ----------------------------
                                                                    Period from
                                     Year ended         Year ended  April 29 to        Year ended
                                    December 31,       December 31, December 31,      December 31,
                              -----------------------  ------------ ------------ ----------------------------
                                  2006        2005         2006         2005        2006           2005
                              -----------  ----------  ------------ ------------  ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (167,755)   (196,505)     799,118     (471,092)   (168,025)      (152,186)
   Net realized gain
     (loss) on
     investments.............     343,086     835,674    2,807,021    2,660,391     359,618        248,219
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     267,012    (742,367)   5,390,986   (2,637,338)    (69,257)       510,052
   Capital gain
     distributions...........          --          --    4,341,644    2,495,867          --             --
                              -----------  ----------  -----------   ----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........     442,343    (103,198)  13,338,769    2,047,828     122,336        606,085
                              -----------  ----------  -----------   ----------   ----------     ----------
From capital
  transactions:
   Net premiums..............     410,878   1,622,742   15,172,702   19,613,161     982,606      1,488,960
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (30,502)     (4,585)    (487,506)    (247,047)    (36,646)      (101,871)
     Surrenders..............    (797,877)   (897,414)  (4,716,386)  (4,240,297)   (542,959)      (492,578)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,537)    (46,280)    (240,424)    (169,587)    (30,651)       (27,129)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account...............     298,093     154,986    3,393,107    2,674,160     732,138         13,357
     Transfers (to) from
       other subaccounts.....  (5,411,061)    472,213   (2,721,015)  (1,340,340)   (907,313)      (556,048)
                              -----------  ----------  -----------   ----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,551,006)  1,301,662   10,400,478   16,290,050     197,175        324,691
                              -----------  ----------  -----------   ----------   ----------     ----------
Increase (decrease) in
  net assets.................  (5,108,663)  1,198,464   23,739,247   18,337,878     319,511        930,776
Net assets at beginning
  of year....................  15,226,557  14,028,093   87,592,129   69,254,251  10,791,421      9,860,645
                              -----------  ----------  -----------   ----------   ----------     ----------
Net assets at end of
  period..................... $10,117,894  15,226,557  111,331,376   87,592,129  11,110,932     10,791,421
                              ===========  ==========  ===========   ==========   ==========     ==========
Changes in units (note
  5):
   Units purchased...........   1,433,363   3,541,366    3,554,438    4,083,881     235,203        301,044
   Units redeemed............  (2,522,487) (3,464,869)  (2,767,353)  (2,841,196)   (230,030)      (284,447)
                              -----------  ----------  -----------   ----------   ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................  (1,089,124)     76,496      787,085    1,242,685       5,173         16,597
                              ===========  ==========  ===========   ==========   ==========     ==========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2006

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip
Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Effective May 1, 2006, the following portfolios were added to the Separate
Account:

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Growth
  Templeton Growth Securities Fund -- Class 2 Shares            Portfolio 1
                                                               JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for policies issued before May 1, 2006. For policies issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund                 MFS(R) Variable Insurance Trust
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Effective April 29, 2005, the following portfolios were made available to the Separate Account.

American Century Variable Portfolios II, Inc.                MFS(R) Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     MFS(R) Total Return Series -- Service Class Shares
BlackRock Variable Series Funds, Inc.                        PIMCO Variable Insurance Trust
  BlackRock Global Allocation V.I. Fund -- Class III Shares    All Asset Portfolio -- Advisor Class Shares
Franklin Templeton Variable Insurance Products Trust           Low Duration Portfolio -- Administrative Class Shares
  Franklin Income Securities Fund -- Class 2 Shares          The Prudential Series Fund
Legg Mason Partners Variable Portfolios I, Inc.                Natural Resources Portfolio -- Class II Shares
  Legg Mason Partners Variable Total Return Portfolio --
   Class II

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   The following portfolios were not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth Fund, Inc. --        Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Initial Shares                                               Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available, but not shown on the statements due to not having any activity since its inception.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2006 were:

                                                                                 Cost of     Proceeds
                                                                                  Shares       from
Fund/Portfolio                                                                   Acquired   Shares Sold
--------------                                                                 ------------ -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $ 10,985,261 $10,661,632
 AIM V.I. Capital Appreciation Fund -- Series I shares........................   13,802,009  19,050,914
 AIM V.I. Capital Development Fund -- Series I shares.........................        5,378       1,983
 AIM V.I. Core Equity Fund -- Series I shares.................................   32,267,362  35,649,052
 AIM V.I. Global Real Estate Fund -- Series II shares.........................       38,306       6,727
 AIM V.I. Government Securities Fund -- Series I shares.......................       14,692      10,482
 AIM V.I. International Growth Fund -- Series II shares.......................   48,628,766  24,868,310
 AIM V.I. Large Cap Growth -- Series I shares.................................       43,096      20,138
 AIM V.I. Technology Fund -- Series I shares..................................          129          77
 AIM V.I. Utilities Fund -- Series I shares...................................       15,491      14,450
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................    8,655,732  33,409,438
 Alger American Small Capitalization Portfolio -- Class O Shares..............   28,503,538  44,187,609
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B.....................    2,656,422   2,918,745
 AllianceBernstein Growth and Income Portfolio -- Class B.....................   43,619,984  57,189,107
 AllianceBernstein International Value Portfolio -- Class B...................  106,140,112  43,834,667
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................    7,607,711  10,082,842
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................    8,846,466   9,214,809
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    1,132,748   1,053,521
 VP International Fund -- Class I.............................................    1,995,964     638,001
 VP Ultra(R) Fund -- Class I..................................................    1,046,682   1,028,330
 VP Value Fund -- Class I.....................................................    1,380,897   1,138,338
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................    4,856,890   2,653,221
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares..........................   10,950,268   4,800,811
 BlackRock Global Allocation V.I. Fund -- Class III Shares....................   70,636,532  15,357,030
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares.....................    6,229,411   4,517,975
 BlackRock Value Opportunities V.I. Fund -- Class III Shares..................   21,812,632  16,102,915
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................   26,365,755  24,633,575
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B   72,608,153  40,439,083
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....      167,174      42,263
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................      924,463     524,162
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........      113,651     722,439
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................      251,540     140,956
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................       66,735      12,603
 DWS Technology VIP -- Class B Shares.........................................       13,533       7,437

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund................................. $ 17,744,657 $ 15,772,563
 VT Worldwide Health Sciences Fund............................    4,600,270    5,009,409
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................      810,997      620,103
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........    9,392,637   16,024,827
 Federated Capital Income Fund II.............................    5,683,549    8,052,986
 Federated High Income Bond Fund II -- Primary Shares.........   19,812,769   27,609,642
 Federated High Income Bond Fund II -- Service Shares.........   16,084,105   15,663,211
 Federated Kaufmann Fund II -- Service Shares.................   19,247,656   17,005,261
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............    9,767,517   35,422,208
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........   42,665,516   34,517,177
 VIP Balanced Portfolio -- Service Class 2....................   23,742,201    6,071,443
 VIP Contrafund(R) Portfolio -- Initial Class.................  102,707,198  139,084,598
 VIP Contrafund(R) Portfolio -- Service Class 2...............  123,828,620   90,313,696
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    5,781,817    5,019,395
 VIP Equity-Income Portfolio -- Initial Class.................   89,235,777  106,572,591
 VIP Equity-Income Portfolio -- Service Class 2...............   62,682,467   40,190,518
 VIP Growth & Income Portfolio -- Initial Class...............    9,713,702   25,927,268
 VIP Growth & Income Portfolio -- Service Class 2.............    5,360,944    7,642,948
 VIP Growth Opportunities Portfolio -- Initial Class..........    3,374,683   10,015,966
 VIP Growth Portfolio -- Initial Class........................    7,877,053   50,734,777
 VIP Growth Portfolio -- Service Class 2......................    9,602,925   15,389,374
 VIP Mid Cap Portfolio -- Initial Class.......................       11,619        3,363
 VIP Mid Cap Portfolio -- Service Class 2.....................  117,988,056  122,458,450
 VIP Overseas Portfolio -- Initial Class......................   24,459,124   33,125,085
 VIP Value Strategies Portfolio -- Service Class 2............    3,522,997    2,185,301
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............  509,672,726  191,771,760
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..    1,392,090      400,796
 Mutual Shares Securities Fund -- Class 2 Shares..............   34,415,672    8,435,450
 Templeton Foreign Securities Fund -- Class 1 Shares..........   10,260,392    7,639,510
 Templeton Foreign Securities Fund -- Class 2 Shares..........    3,321,492    1,692,910
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....      186,996       15,130
 Templeton Global Income Securities Fund -- Class 1 Shares....    2,918,935    3,913,902
 Templeton Growth Securities Fund -- Class 2 Shares...........    8,691,660    1,254,455
GE Investments Funds, Inc.
 Income Fund..................................................   55,951,739   47,909,557
 International Equity Fund....................................   59,220,296   59,781,448
 Mid-Cap Equity Fund..........................................   47,180,008   69,117,535
 Money Market Fund............................................  553,512,159  528,298,637
 Premier Growth Equity Fund...................................   15,440,811   39,263,380
 Real Estate Securities Fund..................................   83,346,009   66,320,791
 S&P 500(R) Index Fund........................................   50,199,034  144,574,537
 Small-Cap Equity Fund........................................   50,217,029   52,504,599

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                        Cost of     Proceeds
                                                                         Shares       from
Fund/Portfolio                                                          Acquired   Shares Sold
--------------                                                        ------------ ------------
 Total Return Fund -- Class 1 shares................................. $675,035,670 $367,843,178
 Total Return Fund -- Class 3 shares.................................  473,104,455  122,316,194
 U.S. Equity Fund....................................................   22,544,137   31,580,058
 Value Equity Fund...................................................    7,269,494    7,455,760
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund................................   19,184,433   16,748,919
 Goldman Sachs Mid Cap Value Fund....................................   60,875,615   85,466,065
J.P. Morgan Series Trust II
 Bond Portfolio......................................................      234,413       65,096
 International Equity Portfolio......................................       72,930       23,863
 Mid Cap Value Portfolio.............................................    1,252,057    1,153,262
 Small Company Portfolio.............................................    1,099,209    1,088,752
 U.S. Large Cap Core Equity Portfolio................................    1,065,581    1,054,098
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares..........................   22,040,370   84,759,032
 Balanced Portfolio -- Service Shares................................   48,554,711   42,490,068
 Fundamental Equity Portfolio -- Institutional Shares................        4,266        1,409
 Flexible Bond Portfolio -- Institutional Shares.....................    7,699,964   15,038,975
 Forty Portfolio -- Institutional Shares.............................   11,811,840   47,227,772
 Forty Portfolio -- Service Shares...................................   18,525,730   11,064,592
 Global Life Sciences Portfolio -- Service Shares....................    7,903,530   11,425,846
 Global Technology Portfolio -- Service Shares.......................    6,315,064    9,119,498
 International Growth Portfolio -- Institutional Shares..............   75,837,280   76,723,782
 International Growth Portfolio -- Service Shares....................    1,422,413    6,549,992
 Large Cap Growth Portfolio -- Institutional Shares..................    7,648,621   44,117,038
 Large Cap Growth Portfolio -- Service Shares........................    1,280,654    3,033,647
 Mid Cap Growth Portfolio -- Institutional Shares....................    9,223,419   38,901,977
 Mid Cap Growth Portfolio -- Service Shares..........................    1,746,972    3,639,635
 Worldwide Growth Portfolio -- Institutional Shares..................   12,278,869   52,058,837
 Worldwide Growth Portfolio -- Service Shares........................    1,382,472    4,712,365
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core Bond Portfolio 1......................    1,938,362      444,617
 JPMorgan Insurance Trust Diversified Equity Portfolio 1.............        4,034           64
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1.....        4,034           90
 JPMorgan Insurance Trust Equity Index Portfolio 1...................       13,114           17
 JPMorgan Insurance Trust Government Bond Portfolio 1................    1,870,431      453,012
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1...............        9,354           22
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1................        4,040           80
Legg Mason Partners Variable Portfolios I, Inc.
 Legg Mason Partners Variable All Cap Portfolio -- Class II..........    8,610,851    7,452,997
 Legg Mason Partners Variable Investors Portfolio -- Class I.........    6,522,562   17,848,818
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I....    8,673,043   15,365,337
 Legg Mason Partners Variable Total Return Portfolio -- Class I......    1,664,208    4,543,836
 Legg Mason Partners Variable Total Return Portfolio -- Class II.....   11,145,788    2,724,650
Legg Mason Partners Variable Portfolios II
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II    7,771,944    5,780,860

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                              Cost of     Proceeds
                                                                               Shares       from
Fund/Portfolio                                                                Acquired   Shares Sold
--------------                                                              ------------ ------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares.............. $  4,700,450 $  6,878,551
 MFS(R) Investors Trust Series -- Service Class Shares.....................    2,119,099    4,892,467
 MFS(R) New Discovery Series -- Service Class Shares.......................    8,167,843   12,435,945
 MFS(R) Strategic Income Series -- Service Class Shares....................       76,532       32,650
 MFS(R) Total Return Series -- Service Class Shares........................   48,722,635   17,529,525
 MFS(R) Utilities Series -- Service Class Shares...........................   23,508,680   21,839,695
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................    1,797,175    4,638,897
 Old Mutual Large Cap Growth Portfolio.....................................      903,275    4,461,542
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................    9,690,285   21,064,681
 Oppenheimer Balanced Fund/VA -- Service Shares............................   38,578,231   23,991,773
 Oppenheimer Capital Appreciation Fund/VA..................................   10,102,091   42,476,421
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    8,174,526    7,808,105
 Oppenheimer Core Bond Fund/VA.............................................   15,469,657   26,142,050
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   48,949,212   50,321,585
 Oppenheimer High Income Fund/VA...........................................   16,791,456   29,237,155
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   37,637,099   22,141,702
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   29,794,584   22,218,283
 Oppenheimer MidCap Fund/VA................................................    6,272,513   27,714,861
 Oppenheimer MidCap Fund/VA -- Service Shares..............................    2,190,929    2,505,331
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................   12,247,129   11,641,210
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    2,323,951    3,927,592
 High Yield Portfolio -- Administrative Class Shares.......................   45,577,240   40,503,375
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   31,421,629   26,441,195
 Low Duration Portfolio -- Administrative Class Shares.....................   36,672,649   24,853,664
 Total Return Portfolio -- Administrative Class Shares.....................  157,864,381  118,166,021
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares.........................   42,286,399   15,762,708
 Jennison Portfolio -- Class II Shares.....................................    2,152,611    1,706,491
 Natural Resources Portfolio -- Class II Shares............................   31,458,840   20,132,700
 SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares...........        7,198       76,259
 SP William Blair International Growth Portfolio -- Class II Shares........      164,906       35,499
Rydex Variable Trust
 OTC Fund..................................................................    7,213,300   12,960,141
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   54,329,737   38,565,852
 Strategic Growth Portfolio -- Class II Shares.............................    2,745,882    2,805,638

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC represent gross premium payments recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from GLAIC attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152, transfers from the general account for payments by GLAIC in the form of bonus credits include approximately $3.0 million and $3.7 million for the periods ended December 31, 2006 and 2005.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (g) General Electric Company

   GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to GLAIC until December 7, 2005, since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company ("GE") sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, GLAIC and CBC are no longer considered

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock. As of December 31, 2006 the only investors in the GE Investments Funds, Inc. were the Separate Account, other GLAIC separate accounts, as well as separate accounts of insurance companies affiliated with GLAIC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2006 and 2005 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2006, 2005, 2004, 2003 and 2002 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2006 and were available to contract owners during 2006.

                                              Net Assets       Expenses as a  .Investment
                                         --------------------- % of Average     Income           Total
                                 Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                               --------- -------------- ------ -------------- ----------- --------------------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund --
   Series II shares
   2006....................... 1,909,128 16.31 to 11.58 29,813 1.45% to 2.30%    0.41%      11.31% to   10.35%
   2005....................... 1,925,238 14.65 to 10.50 27,322 1.45% to 2.30%    0.49%       8.28% to    3.12%
   2004....................... 1,659,147 14.10 to 10.41 22,898 1.45% to 2.20%    0.00%       9.23% to    4.07%
   2003.......................   592,425 12.91 to 12.89  7,644 1.45% to 1.70%    0.00%      29.08% to   28.86%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2006....................... 3,971,594  7.37 to 11.01 30,220 0.75% to 2.30%    0.06%    5.51% to    3.86%(a)
   2005....................... 3,102,434 13.83 to  6.53 22,640 0.75% to 2.10%    0.06%      15.23% to    6.56%
   2004....................... 3,462,258 12.90 to  6.11 23,540 0.75% to 2.10%    0.00%       5.83% to    0.58%
   2003....................... 3,508,424 12.27 to  5.83 22,093 0.75% to 1.70%    0.00%      28.55% to   22.74%
   2002....................... 3,136,328  5.63 to  4.58 15,430 0.75% to 1.70%    0.00%    (24.92)% to (25.64)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                            --------------------- % of Average     Income           Total
                                    Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                                  --------- -------------- ------ -------------- ---------- ---------------------
 AIM V.I. Capital Development
   Fund -- Series I shares
   2006..........................     1,195 14.64 to 14.64     17 0.75% to 0.75%   0.12%       15.65% to   15.65%
   2005..........................       974 12.66 to 12.66     12 0.75% to 0.75%   0.00%        8.79% to    8.79%
   2004..........................       772 11.64 to 11.64      9 0.75% to 0.75%   0.00%       14.63% to   14.63%
   2003..........................       506 10.15 to 10.15      5 0.75% to 0.75%   0.00%       34.34% to   34.34%
   2002..........................       623  7.56 to  7.56      5 0.75% to 0.75%   0.00%     (21.95)% to (21.95)%
 AIM V.I. Core Equity Fund --
   Series I shares
   2006.......................... 2,749,575  9.45 to  9.45 29,700 0.75% to 0.75%   0.81%    15.83% to   15.83%(b)
   2005..........................       283  8.16 to  8.16      2 0.75% to 0.75%   0.84%        4.52% to    4.52%
   2004..........................       625  7.80 to  7.80      5 0.75% to 0.75%   1.57%        8.15% to    8.15%
   2003..........................       194  7.21 to  7.21      1 0.75% to 0.75%   0.62%       23.48% to   23.48%
   2002..........................       240  5.84 to  5.84      1 0.75% to 0.75%   0.72%     (16.22)% to (16.22)%
 AIM V.I. Global Real Estate Fund
   -- Series II shares
   2006..........................     2,948 16.11 to 14.94     47 1.45% to 2.05%   2.29%       40.18% to   39.33%
   2005..........................       608 11.49 to 11.49      7 1.45% to 1.45%   2.92%       14.89% to   14.89%
 AIM V.I. Government Securities
   Fund -- Series I shares
   2006..........................     1,223 12.72 to 12.72     16 0.75% to 0.75%   7.79%        2.78% to    2.78%
   2005..........................       945 12.38 to 12.38     12 0.75% to 0.75%   3.28%        0.90% to    0.90%
   2004..........................       241 12.27 to 12.27      3 0.75% to 0.75%   0.08%        1.79% to    1.79%
   2003..........................    36,083 12.05 to 12.05    435 0.75% to 0.75%   4.30%        0.31% to    0.31%
   2002..........................   126,953 12.01 to 12.01  1,525 0.75% to 0.75%   0.12%        8.77% to    8.77%
 AIM V.I. International Growth
   Fund -- Series II shares
   2006.......................... 2,947,792 15.54 to 13.39 43,431 1.45% to 2.30%   1.38%       26.03% to   24.95%
   2005.......................... 1,071,925 12.33 to 10.72 13,152 1.45% to 2.30%   1.31%       18.94% to    7.20%
   2004..........................    48,431 10.63 to 10.62    516 1.45% to 2.20%   0.62%        6.29% to    6.19%
 AIM V.I. Large Cap Growth --
   Series I shares
   2006..........................     2,805 10.20 to 10.15     29 1.45% to 2.20%   0.22%     2.03% to    1.51%(c)
   2005..........................       312 12.36 to 12.36      4 1.45% to 1.45%   0.72%        2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2006..........................     3,165  3.32 to  3.32     11 0.75% to 0.75%   0.00%        9.66% to    9.66%
   2005..........................     3,126  3.03 to  3.03      9 0.75% to 0.75%   0.00%        1.41% to    1.41%
   2004..........................     3,126  2.99 to  2.99      9 0.75% to 0.75%   0.00%        3.98% to    3.98%
   2003..........................    39,843  2.87 to  2.87    114 0.75% to 0.75%   0.00%       51.24% to   51.24%
   2002..........................     3,740  1.90 to  1.90      7 0.75% to 0.75%   0.00%     (45.54)% to (45.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
 AIM V.I. Utilities Fund --
   Series I shares
   2006.........................        817 10.71 to 10.71       9 0.75% to 0.75%   3.28%      24.52% to   24.52%
   2005.........................        796  8.60 to  8.60       7 0.75% to 0.75%   2.38%      15.96% to   15.96%
   2004.........................        292  7.41 to  7.41       2 0.75% to 0.75%   3.23%      23.58% to   23.58%
   2003.........................        292  6.00 to  6.00       2 0.75% to 0.75%   1.55%      18.14% to   18.14%
   2002.........................        300  5.08 to  5.08       2 0.75% to 0.75%   3.97%    (26.09)% to (26.09)%
The Alger American Fund:
 Alger American Growth
   Portfolio -- Class O Shares
   2006.........................  6,423,326 20.26 to  8.97  85,861 1.15% to 1.60%   0.13%       3.94% to    3.47%
   2005.........................  8,119,602 19.49 to  8.67 106,661 1.15% to 1.60%   0.24%      10.75% to   10.25%
   2004......................... 10,617,105 17.60 to  7.87 127,650 1.15% to 1.60%   0.00%       4.28% to    3.81%
   2003......................... 13,082,835 16.87 to  7.58 152,983 1.15% to 1.60%   0.00%      33.61% to   33.01%
   2002......................... 14,710,810 12.63 to  5.70 131,541 1.15% to 1.60%   0.04%    (33.76)% to (34.06)%
 Alger American Small
   Capitalization Portfolio --
   Class O Shares
   2006.........................  5,906,690 14.00 to 10.79  73,631 1.15% to 1.60%   0.00%      18.64% to   18.10%
   2005.........................  7,118,172 11.80 to  9.14  75,448 1.15% to 1.60%   0.00%      15.54% to   15.02%
   2004.........................  8,684,546 10.21 to  7.94  80,359 1.15% to 1.60%   0.00%      15.23% to   14.71%
   2003......................... 10,118,181  8.86 to  6.93  81,579 1.15% to 1.60%   0.00%      40.71% to   40.07%
   2002.........................  9,688,883  6.30 to  4.94  56,263 1.15% to 1.60%   0.00%    (27.07)% to (27.40)%
AllianceBernstein Variable
  Products Series Fund, Inc.:
 AllianceBernstein Global
   Technology Portfolio --
   Class B
   2006.........................    279,527 14.90 to 11.26   4,147 1.45% to 2.30%   0.00%       6.81% to    5.90%
   2005.........................    292,803 14.21 to 10.03   4,067 1.45% to 2.10%   0.00%       2.15% to    1.48%
   2004.........................    304,642 13.94 to  9.88   4,153 1.45% to 2.10%   0.00%        3.56% to (1.20)%
   2003.........................    206,299 13.50 to 13.17   2,723 1.45% to 1.70%   0.00%      41.35% to   31.70%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2006......................... 13,122,419 16.20 to 11.99 183,423 1.15% to 2.30%   1.15%      15.64% to   14.30%
   2005......................... 14,848,760 14.01 to 10.49 180,466 1.15% to 2.30%   1.27%       6.20% to    2.30%
   2004......................... 16,020,295 13.55 to 10.48 188,515 1.15% to 2.20%   0.74%       9.94% to    4.80%
   2003......................... 15,496,782 12.32 to 10.45 165,633 1.15% to 1.70%   0.82%      30.20% to   22.99%
   2002......................... 10,979,627  8.11 to  8.03  88,720 1.50% to 1.70%   0.55%    (23.43)% to (23.59)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2006.........................  6,462,121 16.12 to 14.06  98,953 1.45% to 2.30%   1.37%      33.17% to   32.02%
   2005.........................  1,821,627 12.10 to 10.65  21,933 1.45% to 2.30%   0.96%      18.49% to    6.50%
   2004.........................     60,435 10.54 to 10.53     638 1.45% to 2.10%   0.00%       5.40% to    5.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- --------------------
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2006.............................. 4,382,691 13.61 to 10.61 32,212 1.45% to 2.30%   0.00%      (2.08)% to (2.92)%
   2005.............................. 4,758,699 13.90 to  6.45 35,074 1.45% to 2.30%   0.00%      13.18% to    9.26%
   2004.............................. 5,055,815 12.28 to  5.71 32,416 1.45% to 2.10%   0.00%       9.15% to    3.28%
   2003.............................. 5,079,878 11.50 to  5.36 29,688 1.45% to 1.70%   0.00%      21.52% to   14.99%
   2002.............................. 5,290,205  5.47 to  4.42 24,994 1.50% to 1.70%   0.00%    (31.88)% to (32.02)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2006..............................   781,360  9.24 to  9.12  7,654 1.50% to 1.70%   0.00%       8.85% to    8.63%
   2005..............................   818,120 10.29 to  8.39  7,351 1.50% to 1.70%   0.00%       3.29% to    3.08%
   2004.............................. 1,213,833  9.97 to  8.14 10,540 1.50% to 1.70%   0.00%      12.67% to   12.44%
   2003.............................. 1,099,505  8.85 to  7.24  8,486 1.50% to 1.70%   0.00%      46.45% to   46.15%
   2002..............................   769,804  6.05 to  4.95  4,036 1.50% to 1.70%   0.00%    (33.09)% to (33.22)%
American Century Variable Portfolios,
  Inc.:
 VP Income & Growth Fund --
   Class I
   2006..............................     9,996 16.39 to 11.79    136 1.45% to 2.05%   1.21%      15.39% to   14.69%
   2005..............................     2,822 14.38 to 14.20     41 1.45% to 1.50%   0.56%       3.12% to    3.07%
   2004..............................       239 13.95 to 13.95      3 1.50% to 1.50%   1.47%      11.30% to   11.30%
   2003..............................       247 12.54 to 12.54      3 1.50% to 1.50%   0.20%      27.42% to   27.42%
 VP International Fund -- Class I
   2006..............................   111,161 19.60 to 13.06  1,556 1.45% to 2.05%   0.06%      23.22% to   22.47%
   2005..............................        60 15.91 to 15.91      1 1.45% to 1.45%   0.00%      11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2006..............................     5,745 12.36 to 10.02     60 1.45% to 2.05%   0.00%      (4.67)% to (5.25)%
   2005..............................     3,944 13.00 to 10.94     44 1.45% to 1.85%   0.00%       9.40% to    0.64%
   2004..............................       258 12.92 to 12.88      3 1.45% to 1.50%   0.00%       9.07% to    9.01%
   2003..............................       119 11.85 to 11.85      1 1.50% to 1.50%   0.00%      23.03% to   23.03%
 VP Value Fund -- Class I
   2006..............................    22,032 16.94 to 12.27    308 1.45% to 2.05%   2.37%      16.94% to   16.23%
   2005..............................     2,335 14.49 to 14.49     34 1.45% to 1.45%   5.94%       3.51% to    3.51%
   2004..............................     1,208 14.00 to 14.00     17 1.45% to 1.45%   0.00%      12.68% to   12.68%
American Century Variable
  Portfolios II, Inc.:
 VP Inflation Protection Fund --
   Class II
   2006..............................   389,505  9.97 to  9.92  3,877 1.45% to 2.30%   3.38%        0.11% to (0.75)%
   2005..............................   170,088 10.00 to  9.91  1,693 1.45% to 2.30%   3.74%        0.00% to (0.89)%
BlackRock Variable Series Funds,
  Inc.:
 BlackRock Basic Value V.I. Fund
   -- Class III Shares
   2006.............................. 1,008,415 13.18 to 12.44 13,161 1.45% to 2.30%   4.05%      19.84% to   18.81%
   2005..............................   524,088 11.00 to 10.47  5,730 1.45% to 2.30%   0.39%       7.36% to    0.37%
   2004..............................   242,570 10.88 to 10.82  2,635 1.45% to 2.20%   2.26%       8.78% to    8.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                               ---------------------- % of Average     Income         Total
                                       Units     Unit Value    000s   Net Assets(1)   Ratio(2)      Return(3)
                                     --------- -------------- ------- -------------- ---------- ------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2006............................. 5,164,141 12.69 to 11.78  60,201 1.45% to 2.30%    9.12%     14.72% to 13.74%
   2005.............................    92,490 11.07 to 11.01   1,024 1.45% to 2.20%    0.00%     10.65% to 10.09%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2006.............................   234,288 12.46 to 11.34   2,912 1.45% to 2.30%    0.06%      5.34% to  4.43%
   2005.............................   104,238 11.83 to 11.70   1,231 1.45% to 2.10%    0.00%      8.87% to  8.16%
   2004.............................    34,647 10.86 to 10.83     375 1.45% to 1.85%    0.17%      8.65% to  8.35%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2006.............................   543,167 13.47 to 11.59   7,200 1.45% to 2.30%   47.14%     10.65% to  9.70%
   2005.............................   374,763 12.17 to 10.57   4,539 1.45% to 2.30%    1.51%     19.05% to  5.69%
   2004.............................   120,505 11.22 to 11.16   1,351 1.45% to 2.20%   19.09%     12.17% to 11.59%
Columbia Funds Variable Insurance
  Trust I:
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2006............................. 3,884,022 15.25 to 11.03  57,287 1.45% to 2.30%    0.00%      4.56% to  3.66%
   2005............................. 3,682,302 14.58 to 10.64  52,570 1.45% to 2.30%    0.00%     12.10% to  5.09%
   2004............................. 2,593,599 13.77 to 10.94  35,196 1.45% to 2.20%    0.00%     12.55% to  9.38%
   2003............................. 1,253,924 12.36 to 12.34  15,493 1.45% to 1.70%    0.00%     23.62% to 23.41%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2006............................. 5,251,780 22.01 to 13.42 101,186 1.45% to 2.30%    1.34%     21.44% to 20.40%
   2005............................. 3,229,809 18.12 to 11.15  55,310 1.45% to 2.30%    1.00%     25.11% to 11.50%
   2004............................. 2,322,165 15.39 to 10.70  34,520 1.45% to 2.20%    0.53%     14.90% to  7.01%
   2003.............................   652,263 13.39 to 13.37   8,730 1.45% to 1.70%    0.01%     33.90% to 33.68%
Dreyfus:
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2006.............................    10,174 16.27 to 11.08     157 1.45% to 2.05%    1.84%      6.19% to  5.55%
   2005.............................     2,217 15.32 to 11.45      31 1.45% to 1.85%    0.01%     14.55% to  7.59%
   2004.............................        98 14.24 to 14.24       1 1.45% to 1.45%    0.39%     12.82% to 12.82%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2006.............................    50,811 10.27 to 10.28     523 1.45% to 2.05%    4.59%      3.09% to  2.46%
   2005.............................    12,121 10.08 to  9.91     122 1.45% to 1.85%    2.98%      1.18% to  0.76%
   2004.............................     2,477  9.80 to  9.80      24 1.50% to 1.50%    0.04%   (0.95)% to (0.95)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                            --------------------- % of Average     Income          Total
                                    Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------ -------------- ---------- --------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2006..........................   813,509 13.77 to 11.25  5,372 1.45% to 2.05%   0.11%       7.62% to    6.97%
   2005..........................   901,194  6.99 to  6.02  5,536 1.50% to 1.70%   0.00%       2.07% to    1.86%
   2004..........................   964,410  6.85 to  5.91  5,815 1.50% to 1.70%   0.39%       4.62% to    4.40%
   2003.......................... 1,026,219  6.55 to  5.66  5,918 1.50% to 1.70%   0.11%      24.11% to   23.86%
   2002.......................... 1,057,604  5.28 to  4.57  4,924 1.50% to 1.70%   0.24%    (30.01)% to (30.16)%
DWS Variable Series II:
 DWS Dreman High Return Equity
   VIP -- Class B Shares
   2006..........................     8,948 17.74 to 12.16    133 1.45% to 2.05%   0.85%      16.50% to   15.79%
   2005..........................       558 15.23 to 15.23      9 1.45% to 1.45%   1.37%       5.96% to    5.96%
   2004..........................       401 14.37 to 14.37      6 1.45% to 1.45%   0.00%      11.98% to   11.98%
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2006..........................     3,490 22.37 to 12.60     72 1.45% to 2.05%   0.38%      22.79% to   22.05%
   2005..........................       634 18.22 to 18.22     12 1.45% to 1.45%   0.00%       8.19% to    8.19%
 DWS Technology VIP -- Class B
   Shares
   2006..........................       759 13.28 to 10.46     10 1.45% to 2.05%   0.00%     (1.02)% to  (1.62)%
   2005..........................       289 15.23 to 13.42      4 1.45% to 1.50%   0.07%       1.77% to    1.72%
   2004..........................        39 14.97 to 14.97      1 1.50% to 1.50%   0.00%     (0.04)% to  (0.04)%
   2003..........................       115 14.98 to 14.98      2 1.50% to 1.50%   0.00%        43.99% to 43.99%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2006.......................... 4,295,739 10.94 to 10.34 46,744 1.45% to 2.30%   5.79%         3.98% to  3.08%
   2005.......................... 4,297,266 10.52 to 10.12 45,015 1.45% to 2.20%   4.08%         2.36% to  1.16%
   2004.......................... 3,038,137 10.27 to 10.05 31,118 1.45% to 2.10%   2.99%         1.34% to  0.47%
   2003..........................   946,365 10.14 to 10.08  9,582 1.45% to 1.70%   2.23%         1.42% to  1.21%
   2002..........................       208  9.96 to  9.96      2 1.70% to 1.70%   0.00%      (0.41)% to (0.41)%
 VT Worldwide Health Sciences
   Fund
   2006..........................   876,192 12.96 to 10.40 11,571 1.45% to 2.30%   0.00%     (1.45)% to  (2.29)%
   2005..........................   890,740 14.69 to 10.28 11,959 1.45% to 2.20%   0.00%      12.21% to    4.79%
   2004..........................   804,315 13.94 to  9.81 10,281 1.45% to 2.10%   0.00%       4.70% to  (1.94)%
   2003..........................   526,870 13.32 to 11.89  6,550 1.45% to 1.70%   0.00%      28.03% to   18.94%
   2002..........................     3,029 10.03 to 10.03     30 1.70% to 1.70%   0.00%     (0.29)% to  (0.29)%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund --
   Class 2
   2006..........................    64,164 11.30 to 10.82    723 1.45% to 2.30%   0.00%       4.17% to    3.27%
   2005..........................    44,801 10.85 to 10.78    486 1.45% to 1.85%   0.02%       2.07% to    1.66%
   2004..........................    14,004 10.63 to 10.60    149 1.50% to 1.85%   0.00%       6.25% to    6.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                        Net Assets       Expenses as a  Investment
                                                  ---------------------- % of Average     Income          Total
                                          Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------- -------------- ---------- --------------------
Federated Insurance Series:
 Federated American Leaders
   Fund II -- Primary Shares
   2006................................ 2,636,575 22.02 to 11.32  45,394 1.15% to 1.60%    2.29%     15.47% to   14.95%
   2005................................ 3,421,019 19.07 to  9.85  51,833 1.15% to 1.60%    1.59%      3.82% to    3.35%
   2004................................ 4,327,099 18.37 to  9.53  64,074 1.15% to 1.60%    1.46%      8.51% to    8.03%
   2003................................ 5,109,544 16.93 to  8.82  71,020 1.15% to 1.60%    1.57%     26.23% to   25.66%
   2002................................ 5,925,474 13.41 to  7.02  66,257 1.15% to 1.60%    1.18%   (21.13)% to (21.49)%
 Federated Capital Income Fund II
   2006................................ 1,431,042 17.16 to  8.68  18,752 1.15% to 1.60%    6.04%     14.32% to   13.80%
   2005................................ 1,648,487 15.01 to  7.63  19,590 1.15% to 1.60%    5.42%      5.07% to    4.59%
   2004................................ 2,106,682 14.29 to  7.30  24,117 1.15% to 1.60%    4.55%      8.66% to    8.17%
   2003................................ 2,433,234 13.15 to  6.74  26,114 1.15% to 1.60%    6.47%     19.28% to   18.75%
   2002................................ 2,884,128 11.03 to  5.68  26,745 1.15% to 1.60%    5.74%   (24.82)% to (25.16)%
 Federated High Income Bond
   Fund II -- Primary Shares
   2006................................ 2,734,643 20.55 to 12.33  43,511 1.15% to 1.60%    9.06%      9.53% to    9.04%
   2005................................ 3,435,540 18.76 to 11.31  50,854 1.15% to 1.60%    8.41%      1.48% to    1.02%
   2004................................ 4,545,043 18.49 to 11.20  67,286 1.15% to 1.60%    7.21%      9.19% to    8.70%
   2003................................ 5,587,222 16.93 to 10.30  75,912 1.15% to 1.60%    7.23%     20.81% to   20.27%
   2002................................ 4,883,470 14.02 to  8.57  57,948 1.15% to 1.60%   11.14%      0.22% to  (0.23)%
 Federated High Income Bond
   Fund II -- Service Shares
   2006................................ 3,139,428 13.11 to 10.92  41,883 1.45% to 2.30%    8.12%      8.97% to    8.03%
   2005................................ 3,336,310 13.02 to 10.10  40,903 1.45% to 2.30%    8.21%      3.95% to    0.03%
   2004................................ 3,777,328 12.93 to 10.65  46,278 1.45% to 2.20%    6.83%      8.56% to    6.47%
   2003................................ 3,804,534 11.92 to 10.93  43,334 1.45% to 1.70%    6.21%     19.97% to    9.92%
   2002................................ 2,067,575  9.94 to  9.13  19,637 1.50% to 1.70%    8.49%    (0.29)% to  (0.49)%
 Federated Kaufmann Fund II --
   Service Shares
   2006................................ 2,729,349 18.54 to 11.88  49,853 1.45% to 2.30%    0.60%     12.94% to   11.97%
   2005................................ 2,598,587 16.41 to 11.67  42,072 1.45% to 2.10%    0.00%     19.04% to    8.56%
   2004................................ 2,157,291 15.02 to 10.75  31,957 1.45% to 2.10%    0.00%     12.82% to    7.55%
   2003................................ 1,041,218 13.31 to 13.29  13,855 1.45% to 1.70%    0.00%     33.13% to   32.91%
Fidelity(R) Variable Insurance Products
  Fund:
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2006................................ 4,607,975 33.01 to 11.03 125,274 1.15% to 1.60%    2.85%      6.09% to    5.61%
   2005................................ 5,612,856 31.12 to 10.45 145,425 1.15% to 1.60%    2.89%      2.85% to    2.39%
   2004................................ 6,990,247 30.25 to 10.20 177,876 1.15% to 1.60%    2.86%      4.25% to    3.78%
   2003................................ 8,203,922 29.02 to  9.83 202,792 1.15% to 1.60%    3.73%     16.62% to   16.09%
   2002................................ 9,341,511 24.88 to  8.47 201,811 1.15% to 1.60%    4.25%    (9.78)% to (10.19)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2006.........................  2,406,777 11.19 to 10.80  26,494 1.45% to 2.30%   1.86%       5.59% to    4.68%
   2005.........................  1,719,286 10.60 to 10.32  18,085 1.45% to 2.30%   1.74%       5.68% to    1.50%
   2004.........................    615,985 10.36 to 10.31   6,367 1.45% to 2.20%   0.00%       3.63% to    3.10%
 VIP Balanced Portfolio --
   Service Class 2
   2006.........................  1,796,891 10.43 to 10.36  18,660 1.45% to 2.45%   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2006......................... 15,122,578 42.90 to 14.53 365,720 1.15% to 1.60%   1.29%      10.44% to    9.94%
   2005......................... 17,346,810 38.84 to 13.21 395,149 1.15% to 1.60%   0.32%      15.60% to   15.08%
   2004......................... 18,014,173 33.60 to 11.48 373,173 1.15% to 1.60%   0.34%      14.15% to   13.63%
   2003......................... 18,289,819 29.44 to 10.10 345,787 1.15% to 1.60%   0.48%      26.99% to   26.41%
   2002......................... 19,507,853 23.18 to  7.99 301,849 1.15% to 1.60%   0.88%    (10.39)% to (10.80)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2006......................... 15,703,609 17.76 to 11.63 222,580 1.45% to 2.30%   1.05%       9.82% to    8.88%
   2005......................... 14,601,767 16.17 to 11.72 186,832 1.45% to 2.20%   0.13%      18.64% to   14.21%
   2004......................... 11,400,601 14.07 to 10.22 126,139 1.45% to 2.10%   0.19%      13.49% to    9.35%
   2003.........................  8,758,809 12.40 to  9.03  83,388 1.45% to 1.70%   0.25%      26.27% to   23.95%
   2002.........................  5,509,199  7.90 to  7.16  40,962 1.50% to 1.70%   0.58%    (10.96)% to (11.14)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2006.........................    318,324 15.77 to 12.06   4,966 1.45% to 2.30%   0.25%      12.17% to   11.20%
   2005.........................    272,005 14.06 to 11.11   3,783 1.45% to 2.10%   0.00%      18.93% to   18.15%
   2004.........................    116,145 11.82 to  9.43   1,349 1.45% to 1.85%   0.00%     (0.19)% to  (5.74)%
   2003.........................     19,191 11.84 to 11.82     227 1.45% to 1.70%   0.00%      18.43% to   18.23%
 VIP Equity-Income Portfolio --
   Initial Class
   2006......................... 11,178,345 63.26 to 13.18 354,377 1.15% to 1.60%   4.64%      18.82% to   18.28%
   2005......................... 12,732,143 53.24 to 11.15 360,949 1.15% to 1.60%   2.16%       4.65% to    4.18%
   2004......................... 14,915,554 50.87 to 10.70 424,071 1.15% to 1.60%   1.62%      10.24% to    9.75%
   2003......................... 16,092,429 46.15 to  9.75 449,106 1.15% to 1.60%   1.87%      28.83% to   28.25%
   2002......................... 17,384,021 35.82 to  7.60 397,750 1.15% to 1.60%   1.83%    (17.90)% to (18.27)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2006......................... 11,552,360 16.96 to 12.32 167,917 1.45% to 2.30%   4.30%      18.19% to   17.18%
   2005......................... 11,457,949 14.35 to 10.51 140,869 1.45% to 2.30%   1.84%       8.90% to    3.25%
   2004......................... 11,495,741 13.79 to 10.55 135,375 1.45% to 2.20%   1.35%       9.74% to    5.49%
   2003......................... 10,004,113 12.58 to 10.21 106,695 1.45% to 1.70%   1.40%      28.08% to   25.83%
   2002.........................  6,899,345  8.41 to  7.98  56,774 1.50% to 1.70%   1.20%    (18.40)% to (18.56)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                             ---------------------- % of Average     Income          Total
                                    Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  ---------- -------------- ------- -------------- ---------- --------------------
 VIP Growth & Income Portfolio
   -- Initial Class
   2006..........................  5,004,800 11.49 to 10.49  70,323 0.75% to 1.60%   0.97%      12.33% to   11.38%
   2005..........................  6,261,125 16.51 to  9.42  80,236 0.75% to 1.60%   1.61%       6.83% to    5.92%
   2004..........................  7,888,810 15.52 to  8.89  96,756 0.75% to 1.60%   0.91%       5.00% to    4.11%
   2003..........................  8,830,242 14.84 to  8.54 105,013 0.75% to 1.60%   1.19%      22.85% to   21.80%
   2002..........................  8,972,885 12.13 to  7.01  88,457 0.75% to 1.60%   1.44%    (17.24)% to (17.95)%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2006..........................  2,942,071 14.02 to 11.63  33,025 1.45% to 2.30%   0.71%      11.22% to   10.27%
   2005..........................  3,239,571 12.61 to  9.49  32,441 1.45% to 2.20%   1.34%      10.64% to    5.15%
   2004..........................  3,491,795 11.91 to  8.99  32,928 1.45% to 2.10%   0.74%       3.99% to    0.72%
   2003..........................  3,229,973 11.45 to  8.66  28,818 1.45% to 1.70%   0.90%      21.59% to   14.51%
   2002..........................  2,299,818  7.35 to  7.14  16,627 1.50% to 1.70%   1.15%    (18.09)% to (18.26)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2006..........................  1,977,585  9.08 to  7.83  20,640 0.75% to 1.60%   0.79%       4.67% to    3.78%
   2005..........................  2,631,347 12.25 to  7.55  26,579 0.75% to 1.60%   0.98%       8.08% to    7.16%
   2004..........................  3,222,872 11.38 to  7.04  30,762 0.75% to 1.60%   0.57%       6.39% to    5.48%
   2003..........................  3,973,549 10.74 to  6.68  36,215 0.75% to 1.60%   0.83%      28.90% to   27.80%
   2002..........................  4,717,501  8.36 to  5.22  33,698 0.75% to 1.60%   1.17%    (22.43)% to (23.09)%
 VIP Growth Portfolio -- Initial
   Class
   2006..........................  7,128,035 54.14 to  8.77 155,242 1.15% to 1.60%   0.42%       5.62% to    5.15%
   2005..........................  8,949,110 51.26 to  8.34 187,625 1.15% to 1.60%   0.53%       4.59% to    4.11%
   2004.......................... 11,497,544 49.01 to  8.01 232,389 1.15% to 1.60%   0.28%       2.19% to    1.73%
   2003.......................... 13,789,411 47.96 to  7.87 276,891 1.15% to 1.60%   0.28%      31.32% to   30.73%
   2002.......................... 14,313,914 36.52 to  6.02 234,097 1.15% to 1.60%   0.28%    (30.91)% to (31.22)%
 VIP Growth Portfolio -- Service
   Class 2
   2006..........................  6,327,145 13.82 to 10.95  49,669 1.45% to 2.30%   0.17%       5.03% to    4.13%
   2005..........................  7,097,801 13.16 to  6.35  52,415 1.45% to 2.30%   0.28%      11.44% to    3.19%
   2004..........................  7,951,697 12.66 to  6.13  55,296 1.45% to 2.20%   0.13%       4.30% to  (4.33)%
   2003..........................  8,154,350 12.45 to  6.04  54,254 1.45% to 1.70%   0.10%      30.55% to   24.53%
   2002..........................  6,256,245  5.47 to  4.64  30,696 1.50% to 1.70%   0.12%    (31.34)% to (31.48)%
 VIP Mid Cap Portfolio -- Initial
   Class
   2006..........................      2,165 21.25 to 21.25      46 0.75% to 0.75%   1.33%      11.86% to   11.86%
   2005..........................      1,987 19.00 to 19.00      38 0.75% to 0.75%   0.00%      17.42% to   17.42%
   2004..........................      2,312 16.18 to 16.18      37 0.75% to 0.75%   0.00%      23.98% to   23.98%
   2003..........................      4,695 13.05 to 13.05      61 0.75% to 0.75%   0.41%      37.60% to   37.60%
   2002..........................      3,180  9.49 to  9.49      30 0.75% to 0.75%   0.98%    (10.50)% to (10.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 VIP Mid Cap Portfolio -- Service
   Class 2
   2006........................... 12,522,594 22.30 to 11.70 248,786 1.15% to 2.30%   1.26%      11.11% to    9.82%
   2005........................... 14,074,825 20.07 to 10.66 253,445 1.15% to 2.30%   0.00%      20.82% to    6.57%
   2004........................... 12,369,414 17.20 to 11.57 191,415 1.15% to 2.20%   0.00%      23.22% to   15.73%
   2003...........................  9,995,251 13.96 to 12.19 125,003 1.15% to 1.70%   0.21%      39.59% to   35.90%
   2002...........................  5,809,942  9.09 to  8.97  52,471 1.50% to 1.70%   0.67%    (11.38)% to (11.56)%
 VIP Overseas Portfolio -- Initial
   Class
   2006...........................  3,799,436 12.21 to 13.60  89,338 0.75% to 1.60%   1.51%      17.20% to   16.20%
   2005...........................  4,093,905 30.58 to 10.42  85,081 0.75% to 1.60%   1.20%      18.16% to   17.15%
   2004...........................  4,657,372 25.99 to  8.81  83,792 0.75% to 1.60%   1.12%      12.78% to   11.82%
   2003...........................  4,047,415 23.14 to  7.82  68,384 0.75% to 1.60%   0.77%      42.29% to   41.08%
   2002...........................  2,992,198 16.33 to  5.49  38,302 0.75% to 1.60%   0.78%    (20.88)% to (21.55)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2006...........................    328,408 13.01 to 12.19   4,262 1.45% to 2.30%   2.14%      14.33% to   13.35%
   2005...........................    253,954 11.66 to 11.26   2,886 1.45% to 2.20%   0.09%      16.56% to    0.28%
   2004...........................    141,556 11.27 to 11.22   1,594 1.45% to 2.10%   0.00%      12.74% to   12.24%
Franklin Templeton Variable
  Insurance Products Trust:
 Franklin Income Securities Fund
   -- Class 2 Shares
   2006........................... 35,127,803 12.13 to 11.45 408,565 1.45% to 2.30%   3.68%      16.53% to   15.53%
   2005...........................  5,924,883 10.41 to  9.91  60,208 1.45% to 2.30%   0.31%       4.07% to  (0.86)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2006...........................     95,866 13.92 to 11.24   1,139 1.45% to 2.05%   0.30%       9.29% to    8.63%
   2005...........................      3,727 12.74 to 10.40      45 1.45% to 1.85%   0.22%       3.99% to  (0.41)%
   2004...........................         97 12.79 to 12.79       1 1.45% to 1.45%   0.55%       6.37% to    6.37%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2006...........................  1,979,743 16.91 to 12.09  27,995 1.45% to 2.05%   0.40%      16.67% to   15.96%
   2005...........................      4,503 14.49 to 14.49      65 1.45% to 1.45%   0.00%       8.96% to    8.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2006...........................  1,566,844 13.55 to 13.31  20,910 0.75% to 1.60%   1.36%      20.79% to   19.76%
   2005...........................  1,348,354 11.17 to 11.12  15,007 1.15% to 1.60%   1.38%       9.21% to    8.72%
   2004...........................     15,631 10.23 to 10.23     160 1.40% to 1.55%   0.00%       2.26% to    2.25%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2006...........................    134,594 19.92 to 12.35   1,885 1.45% to 2.05%   0.59%      19.69% to   18.96%
   2005...........................      3,040 16.64 to 11.16      42 1.45% to 1.85%   1.34%      11.60% to    8.52%
   2004...........................      1,601 15.33 to 14.55      24 1.45% to 1.50%   1.16%      16.81% to   16.75%
   2003...........................      1,243 12.46 to 12.46      15 1.50% to 1.50%   1.70%      30.23% to   30.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                               Net Assets       Expenses as a  Investment
                                         ---------------------- % of Average     Income          Total
                                Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                              ---------- -------------- ------- -------------- ---------- --------------------
 Templeton Global Asset
   Allocation Fund -- Class 2
   Shares
   2006......................     10,563 17.54 to 12.08     185 1.45% to 2.05%   3.31%      19.36% to   18.64%
   2005......................        118 14.69 to 14.69       2 1.45% to 1.45%   2.95%       2.06% to    2.06%
 Templeton Global Income
   Securities Fund -- Class 1
   Shares
   2006......................    753,106 10.87 to 10.82   8,153 1.15% to 1.40%   3.12%      11.84% to   11.56%
   2005......................    864,668  9.72 to  9.70   8,386 1.15% to 1.40%   2.48%     (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2006......................    725,873 11.05 to 10.98   8,020 1.45% to 2.45%   0.07%      10.55% to    9.80%
 GE Investments Funds, Inc.
   Income Fund
   2006......................  9,579,086 13.60 to 10.21 115,519 0.75% to 2.30%   4.94%       3.59% to    1.98%
   2005......................  8,740,643 13.88 to 10.01 108,135 0.75% to 2.30%   4.78%       1.27% to  (0.20)%
   2004...................... 10,158,295 13.76 to 10.02 126,630 0.75% to 2.20%   4.53%       2.64% to    0.15%
   2003...................... 12,585,305 13.46 to 10.03 157,345 0.75% to 1.70%   3.51%       2.82% to    0.34%
   2002...................... 15,139,161 13.14 to 10.63 189,589 0.75% to 1.70%   3.97%       9.06% to    8.02%
 International Equity Fund
   2006......................  2,435,637 12.00 to 13.42  64,895 0.75% to 1.60%   1.22%      23.76% to   22.71%
   2005......................  2,434,791 17.37 to  9.69  33,736 0.75% to 1.60%   1.08%      17.31% to   16.31%
   2004......................  2,359,614 14.86 to  8.26  28,421 0.75% to 1.60%   1.31%      14.98% to   14.00%
   2003......................  2,039,124 12.98 to  7.19  21,693 0.75% to 1.60%   1.83%      36.87% to   35.71%
   2002......................  1,853,558  9.52 to  5.25  14,394 0.75% to 1.60%   0.95%    (24.40)% to (25.05)%
 Mid-Cap Equity Fund
   2006......................  9,999,398 17.10 to 11.13 184,210 0.75% to 2.30%   1.42%       7.59% to    5.91%
   2005...................... 12,172,578 24.22 to 10.51 213,473 0.75% to 2.30%   2.32%      15.64% to    5.12%
   2004...................... 13,952,494 21.93 to 11.03 224,676 0.75% to 2.20%   1.04%      15.15% to   10.27%
   2003...................... 14,866,511 19.12 to 11.35 212,983 0.75% to 1.70%   1.42%      31.94% to   29.03%
   2002...................... 13,351,165 14.55 to  8.68 150,338 0.75% to 1.70%   0.84%    (14.41)% to (15.23)%
 Money Market Fund
   2006...................... 21,488,145  1.13 to 10.25 250,972 0.75% to 2.30%   4.55%       3.84% to    2.23%
   2005...................... 19,518,352 17.46 to  1.09 224,779 0.75% to 2.30%   2.71%       2.04% to    0.30%
   2004...................... 21,673,274 17.18 to  1.07 253,479 0.75% to 2.20%   0.96%       0.20% to  (0.99)%
   2003...................... 30,936,574 17.21 to  1.06 362,930 0.75% to 1.70%   0.82%       0.02% to  (0.93)%
   2002...................... 52,540,617 17.28 to  1.06 644,670 0.75% to 1.70%   1.49%       0.71% to  (0.25)%
 Premier Growth Equity Fund
   2006......................  8,571,043 10.15 to 11.07  92,189 0.75% to 2.30%   0.39%       8.25% to    6.57%
   2005...................... 10,802,937 12.75 to  8.70 108,010 0.75% to 2.10%   0.33%       6.94% to (12.00)%
   2004...................... 12,715,343 12.77 to  8.73 127,244 0.75% to 2.10%   0.61%       6.23% to    2.68%
   2003...................... 14,097,692 12.11 to  8.30 132,417 0.75% to 1.70%   0.21%      27.95% to   21.09%
   2002......................  9,623,943  7.73 to  6.55  71,017 0.75% to 1.70%   0.05%    (21.61)% to (22.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets        Expenses as a  Investment
                                          ------------------------ % of Average     Income          Total
                                 Units      Unit Value     000s    Net Assets(1)   Ratio(2)       Return(3)
                              ----------- -------------- --------- -------------- ---------- --------------------
 Real Estate Securities Fund
   2006......................   4,786,494 30.29 to 13.92   165,844 0.75% to 2.30%   2.96%      32.03% to   29.98%
   2005......................   4,838,741 41.09 to 11.27   134,195 0.75% to 2.20%   5.60%      12.86% to    9.44%
   2004......................   5,230,441 37.18 to 12.39   137,383 0.75% to 2.10%   6.13%      31.38% to   23.93%
   2003......................   4,151,803 28.42 to 12.47    93,073 0.75% to 1.70%   3.71%      36.35% to   24.71%
   2002......................   3,811,912 20.93 to 11.55    67,567 0.75% to 1.60%   4.04%     (2.09)% to  (2.92)%
 S&P 500(R) Index Fund
   2006......................  27,944,634 10.22 to 11.75   428,833 0.75% to 2.30%   1.55%      14.57% to   12.78%
   2005......................  33,003,926 51.05 to  8.36   467,252 0.75% to 2.10%   1.48%       3.73% to (43.38)%
   2004......................  37,617,221 49.41 to  8.14   543,296 0.75% to 2.10%   1.59%       9.63% to    4.49%
   2003......................  39,333,214 45.25 to  7.50   553,096 0.75% to 1.70%   1.39%      27.31% to   21.40%
   2002......................  33,299,496 35.69 to  5.95   419,260 0.75% to 1.70%   1.19%    (22.95)% to (23.69)%
 Small-Cap Equity Fund
   2006......................   6,832,957 17.74 to 11.47   117,116 1.15% to 2.30%   0.73%      11.97% to   10.67%
   2005......................   7,714,654 15.84 to 10.36   118,862 1.15% to 2.30%   1.07%      12.99% to    3.62%
   2004......................   7,633,871 14.63 to 10.77   109,300 1.15% to 2.20%   6.53%      13.82% to    7.69%
   2003......................   5,955,779 12.85 to 12.48    75,483 1.15% to 1.70%   0.08%      28.54% to   22.01%
   2002......................   3,759,543 10.45 to 10.22    38,978 1.50% to 1.70%   0.31%    (15.15)% to (15.32)%
 Total Return Fund -- Class 1
   Shares
   2006...................... 102,618,455 13.20 to 11.53 1,342,576 0.75% to 2.30%   2.00%      12.90% to   11.14%
   2005......................  76,577,181 43.66 to 10.38   926,602 0.75% to 2.30%   2.16%       6.03% to    1.40%
   2004......................  38,281,553 42.60 to 10.35   499,210 0.75% to 2.20%   1.85%       7.38% to    3.51%
   2003......................  14,406,502 39.84 to 10.58   219,272 0.75% to 1.70%   1.69%      19.41% to    9.00%
   2002......................   6,079,671 33.49 to  8.86   108,117 0.75% to 1.60%   2.28%     (8.01)% to (10.76)%
 Total Return Fund -- Class 3
   Shares
   2006......................  34,613,995 10.62 to 10.55   366,059 1.40% to 2.45%   3.98%       6.24% to    5.49%
 U.S. Equity Fund
   2006......................   7,832,639 11.15 to 11.74    92,349 0.75% to 2.30%   1.43%      15.25% to   13.46%
   2005......................   8,579,915 12.65 to  9.12    89,485 0.75% to 2.10%   1.08%       5.20% to    0.36%
   2004......................   9,832,535 12.52 to  9.05   101,788 0.75% to 1.85%   1.30%       7.36% to    3.60%
   2003......................  10,651,882 11.75 to  8.51   103,414 0.75% to 1.70%   1.00%      22.35% to   17.47%
   2002......................   9,869,194  8.96 to  7.02    79,298 0.75% to 1.70%   0.92%    (19.87)% to (20.64)%
 Value Equity Fund
   2006......................   3,047,118 15.26 to 11.91    36,299 1.45% to 2.30%   1.78%      16.15% to   15.15%
   2005......................   3,339,541 13.14 to  9.69    34,230 1.45% to 2.10%   1.18%       5.50% to    1.88%
   2004......................   3,480,148 12.81 to  9.47    34,553 1.45% to 2.10%   1.28%       7.98% to    4.64%
   2003......................   3,082,645 11.87 to  8.79    27,903 1.45% to 1.70%   1.55%      22.19% to   18.66%
   2002......................   2,211,692  7.45 to  7.21    16,201 1.50% to 1.70%   1.11%    (18.80)% to (18.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
Goldman Sachs Variable Insurance
  Trust:
 Goldman Sachs Growth and
   Income Fund
   2006.........................  3,272,299 12.28 to 12.28  41,477 1.15% to 1.60%   1.85%      21.22% to   20.68%
   2005.........................  3,272,582  11.18 to 9.94  34,128 1.15% to 1.60%   1.61%       2.74% to    2.27%
   2004.........................  3,446,861  10.93 to 9.70  34,995 1.15% to 1.60%   1.89%      17.43% to   16.90%
   2003.........................  2,563,134   9.34 to 8.28  22,311 1.15% to 1.60%   1.40%      22.93% to   22.38%
   2002.........................  2,547,361   7.63 to 6.75  18,100 1.15% to 1.60%   1.63%    (12.36)% to (12.76)%
 Goldman Sachs Mid Cap Value
   Fund
   2006.........................  8,424,816 22.94 to 11.78 190,448 1.15% to 2.30%   2.69%      14.83% to   13.50%
   2005......................... 10,076,121 23.29 to 10.38 206,455 1.15% to 2.30%   2.89%      13.89% to    3.80%
   2004......................... 10,129,549 20.96 to 17.62 191,656 1.15% to 1.60%   4.68%      24.43% to   23.88%
   2003......................... 10,378,954 16.91 to 14.19 158,065 1.15% to 1.60%   0.87%      26.92% to   26.34%
   2002......................... 12,446,749 13.38 to 11.21 149,957 1.15% to 1.60%   0.98%     (5.79)% to  (6.22)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2006.........................     30,562 10.71 to 10.20     325 1.45% to 2.05%   4.11%       2.63% to    2.01%
   2005.........................     14,792 10.83 to 10.07     155 1.45% to 1.85%   4.30%       1.32% to    0.71%
   2004.........................      4,864 10.69 to 10.29      51 1.45% to 1.50%   4.90%       2.78% to    2.73%
   2003.........................      3,051 10.41 to 10.41      32 1.50% to 1.50%   3.62%       2.16% to    2.16%
   2002.........................        378 10.19 to 10.19       4 1.50% to 1.50%   0.00%       1.84% to    1.84%
 International Equity Portfolio
   2006.........................      9,030 20.29 to 12.58     121 1.45% to 2.05%   0.93%      20.27% to   19.54%
   2005.........................      4,892 16.37 to 11.28      56 1.50% to 1.85%   0.03%      12.81% to    9.04%
   2004.........................        427 15.02 to 15.02       6 1.50% to 1.50%   0.43%      16.59% to   16.59%
   2003.........................         24 12.88 to 12.88       1 1.50% to 1.50%   0.32%      30.47% to   30.47%
 Mid Cap Value Portfolio
   2006.........................     13,607 18.20 to 11.90     204 1.45% to 2.05%   1.56%      15.15% to   14.45%
   2005.........................      6,178 16.64 to 10.88      85 1.45% to 1.85%   0.86%       8.80% to    7.58%
   2004.........................      2,833 15.47 to 14.69      44 1.45% to 1.50%   0.66%      19.30% to   19.24%
   2003.........................      1,288 12.97 to 12.97      17 1.50% to 1.50%   0.41%      27.68% to   27.68%
   2002.........................        368 10.16 to 10.16       4 1.50% to 1.50%   0.00%       1.55% to    1.55%
 Small Company Portfolio
   2006.........................      1,797 19.09 to 11.67      34 1.45% to 2.05%   0.73%      13.34% to   12.66%
   2005.........................      1,147 16.84 to 16.43      19 1.45% to 1.50%   0.00%       1.92% to    1.87%
   2004.........................        468 16.52 to 16.13       8 1.45% to 1.50%   0.00%      25.33% to   25.26%
 U.S. Large Cap Core Equity
   Portfolio
   2006.........................      1,026 14.98 to 11.77      15 1.45% to 2.05%   0.76%      14.89% to   14.19%
   2005.........................        209 13.34 to 13.04       3 1.45% to 1.50%   0.00%     (0.12)% to  (0.17)%
   2004.........................        449 13.36 to 13.36       6 1.50% to 1.50%   0.00%       7.85% to    7.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
Janus Aspen Series:
 Balanced Portfolio --
   Institutional Shares
   2006........................... 11,736,692 29.14 to 13.04 239,080 1.15% to 1.60%   2.06%       9.45% to    8.96%
   2005........................... 14,694,411 26.62 to 11.96 280,976 1.15% to 1.60%   2.16%       6.71% to    6.23%
   2004........................... 18,726,294 24.95 to 11.26 341,093 1.15% to 1.60%   2.11%       7.28% to    6.79%
   2003........................... 23,386,397 23.26 to 10.55 401,896 1.15% to 1.60%   2.14%      12.74% to   12.23%
   2002........................... 28,795,699  20.63 to 9.40 437,774 1.15% to 1.60%   2.34%     (7.52)% to  (7.94)%
 Balanced Portfolio -- Service
   Shares
   2006........................... 12,503,041 13.46 to 11.24 146,250 1.45% to 2.30%   1.97%       8.82% to    7.88%
   2005........................... 11,967,310 12.37 to 10.38 129,246 1.45% to 2.30%   2.08%       9.23% to    4.21%
   2004........................... 12,415,157  11.66 to 9.81 126,022 1.45% to 2.20%   2.25%       7.58% to    4.18%
   2003........................... 12,486,493  10.92 to 9.21 117,998 1.45% to 1.70%   1.95%      12.02% to    9.24%
   2002...........................  9,736,412   8.79 to 8.24  81,987 1.50% to 1.70%   2.24%     (8.07)% to  (8.26)%
 Fundamental Equity Portfolio --
   Institutional Shares
   2006...........................      1,161 11.57 to 11.57      13 0.75% to 0.75%   0.17%       9.12% to    9.12%
   2005...........................        901 10.60 to 10.60      10 0.75% to 0.75%   0.10%      14.82% to   14.82%
   2004...........................        674   9.23 to 9.23       6 0.75% to 0.75%   0.13%      12.59% to   12.59%
   2003...........................        360   8.20 to 8.20       3 0.75% to 0.75%   0.17%      22.18% to   22.18%
   2002...........................        332   6.71 to 6.71       2 0.75% to 0.75%   0.35%    (18.88)% to (18.88)%
 Flexible Bond Portfolio --
   Institutional Shares
   2006...........................  2,078,967 13.92 to 13.16  33,277 0.75% to 1.60%   4.65%       3.44% to    2.56%
   2005...........................  2,605,456 18.05 to 12.83  40,940 0.75% to 1.60%   5.07%       1.24% to    0.38%
   2004...........................  3,478,734 17.90 to 12.78  54,713 0.75% to 1.60%   5.18%       3.19% to    2.31%
   2003...........................  4,957,575 17.42 to 12.50  76,430 0.75% to 1.60%   4.28%       5.60% to    4.69%
   2002...........................  7,116,394 16.56 to 11.94 103,887 0.75% to 1.60%   4.75%       9.65% to    8.71%
 Forty Portfolio -- Institutional
   Shares
   2006...........................  6,226,663  9.53 to 11.22 106,826 0.75% to 1.60%   0.34%       8.53% to    7.60%
   2005...........................  8,125,313  26.23 to 8.78 133,264 0.75% to 1.60%   0.21%      12.00% to   11.05%
   2004........................... 10,076,237  23.51 to 7.84 149,722 0.75% to 1.60%   0.24%      17.34% to   16.34%
   2003........................... 12,210,291  20.12 to 6.68 158,169 0.75% to 1.60%   0.47%      19.63% to   18.61%
   2002........................... 15,419,556  16.88 to 5.59 169,212 0.75% to 1.60%   0.54%    (16.30)% to (17.02)%
 Forty Portfolio -- Service Shares
   2006...........................  3,571,495 16.17 to 11.21  36,853 1.45% to 2.30%   0.16%       7.54% to    6.61%
   2005...........................  2,879,442  15.03 to 8.13  26,279 1.45% to 2.10%   0.01%      15.04% to   10.20%
   2004...........................  3,025,070  13.55 to 7.34  24,598 1.45% to 1.85%   0.03%      16.26% to   12.40%
   2003...........................  3,224,296  11.66 to 6.33  21,935 1.45% to 1.70%   0.24%      18.43% to   16.56%
   2002...........................  3,224,751   6.45 to 5.36  18,242 1.50% to 1.70%   0.31%    (17.19)% to (17.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 Global Life Sciences Portfolio --
   Service Shares
   2006...........................  1,245,359  10.78 to 9.75  12,889 1.15% to 1.70%   0.00%       5.11% to    4.53%
   2005...........................  1,576,985  10.26 to 9.33  15,547 1.15% to 1.70%   0.00%      11.04% to   10.42%
   2004...........................  1,708,218   9.24 to 8.45  15,234 1.15% to 1.70%   0.00%      12.91% to   12.28%
   2003...........................  1,934,877   8.18 to 7.53  15,343 1.15% to 1.70%   0.00%      24.74% to   24.05%
   2002...........................  2,273,397   6.56 to 6.07  14,518 1.15% to 1.70%   0.00%    (30.36)% to (30.75)%
 Global Technology Portfolio --
   Service Shares
   2006...........................  2,760,786   4.17 to 3.94  11,189 1.15% to 1.70%   0.00%       6.59% to    6.00%
   2005...........................  3,428,546   3.91 to 3.71  13,089 1.15% to 1.70%   0.00%      10.27% to    9.66%
   2004...........................  4,580,239   3.55 to 3.39  15,925 1.15% to 1.70%   0.00%     (0.59)% to  (1.14)%
   2003...........................  6,518,426   3.57 to 3.43  22,868 1.15% to 1.70%   0.00%      44.79% to   43.99%
   2002...........................  4,661,214   2.47 to 2.38  11,317 1.15% to 1.70%   0.00%    (41.61)% to (41.94)%
 International Growth Portfolio --
   Institutional Shares
   2006...........................  5,695,936 14.27 to 22.71 169,248 0.75% to 1.60%   1.92%      45.92% to   44.68%
   2005...........................  5,689,187  27.18 to 9.78 119,507 0.75% to 1.60%   1.21%      31.30% to   30.19%
   2004...........................  5,850,102  20.79 to 7.45  96,153 0.75% to 1.60%   0.89%      18.06% to   17.05%
   2003...........................  6,790,247  17.68 to 6.31  96,516 0.75% to 1.60%   1.21%      33.90% to   32.76%
   2002...........................  8,547,809  13.26 to 4.71  92,014 0.75% to 1.60%   0.83%    (26.14)% to (26.77)%
 International Growth Portfolio --
   Service Shares
   2006...........................  2,156,293 29.80 to 20.96  32,138 1.45% to 2.20%   1.84%      44.51% to   43.41%
   2005...........................  2,594,044  20.62 to 8.89  26,589 1.45% to 2.20%   1.04%      30.03% to   29.05%
   2004...........................  3,257,488  15.86 to 6.86  25,980 1.45% to 2.20%   0.86%      16.97% to    9.50%
   2003...........................  3,539,571  13.56 to 5.88  22,850 1.45% to 1.70%   1.16%      35.60% to   32.25%
   2002...........................  2,845,383   5.51 to 4.44  13,347 1.50% to 1.70%   0.90%    (26.87)% to (27.02)%
 Large Cap Growth Portfolio --
   Institutional Shares
   2006...........................  8,909,493  25.48 to 8.63 134,434 1.15% to 1.60%   0.47%      10.10% to    9.60%
   2005........................... 11,100,423  23.14 to 7.87 156,161 1.15% to 1.60%   0.32%       3.09% to    2.63%
   2004........................... 14,045,508  22.45 to 7.67 196,579 1.15% to 1.60%   0.13%       3.31% to    2.85%
   2003........................... 17,653,848  21.73 to 7.46 243,768 1.15% to 1.60%   0.08%      30.22% to   29.63%
   2002........................... 22,269,781  16.69 to 5.75 238,533 1.15% to 1.60%   0.00%    (27.36)% to (27.69)%
 Large Cap Growth Portfolio --
   Service Shares
   2006...........................  1,935,725   6.63 to 6.54  13,364 1.50% to 1.70%   0.28%       9.47% to    9.25%
   2005...........................  2,185,778   7.06 to 5.99  13,753 1.50% to 1.70%   0.12%       2.46% to    2.25%
   2004...........................  2,676,051   6.90 to 5.86  16,511 1.50% to 1.70%   0.00%       2.64% to    2.43%
   2003...........................  3,297,592   6.72 to 5.72  19,781 1.50% to 1.70%   0.00%      29.52% to   29.26%
   2002...........................  3,634,193   5.19 to 4.42  16,885 1.50% to 1.70%   0.00%    (27.82)% to (27.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                             ---------------------- % of Average     Income          Total
                                    Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  ---------- -------------- ------- -------------- ---------- --------------------
 Mid Cap Growth Portfolio --
   Institutional Shares
   2006..........................  5,680,114 34.21 to 10.00 106,781 1.15% to 1.60%   0.00%      12.31% to   11.80%
   2005..........................  7,153,975  30.46 to 8.94 122,135 1.15% to 1.60%   0.00%      11.02% to   10.52%
   2004..........................  8,776,234  27.44 to 8.09 136,587 1.15% to 1.60%   0.00%      19.36% to   18.82%
   2003.......................... 10,582,904  22.99 to 6.81 139,995 1.15% to 1.60%   0.00%      33.55% to   32.95%
   2002.......................... 12,228,711  17.21 to 5.12 123,968 1.15% to 1.60%   0.00%    (28.77)% to (29.09)%
 Mid Cap Growth Portfolio --
   Service Shares
   2006..........................  2,314,385   5.44 to 5.37  13,878 1.50% to 1.70%   0.00%      11.61% to   11.38%
   2005..........................  2,610,339   7.22 to 4.82  14,046 1.50% to 1.70%   0.00%      10.35% to   10.13%
   2004..........................  3,157,328   6.55 to 4.37  15,551 1.50% to 1.70%   0.00%      18.67% to   18.43%
   2003..........................  3,274,296   5.52 to 3.69  13,558 1.50% to 1.70%   0.00%      32.74% to   32.48%
   2002..........................  3,435,307   4.16 to 2.79  10,607 1.50% to 1.70%   0.00%    (29.20)% to (29.34)%
 Worldwide Growth Portfolio --
   Institutional Shares
   2006..........................  7,718,473 34.96 to 10.60 164,481 1.15% to 1.60%   1.71%      16.85% to   16.32%
   2005..........................  9,616,476 29.92 to  9.11 179,661 1.15% to 1.60%   1.31%       4.65% to    4.18%
   2004.......................... 12,248,563 28.59 to  8.74 225,696 1.15% to 1.60%   0.95%       3.57% to    3.11%
   2003.......................... 15,576,320 27.61 to  8.48 283,636 1.15% to 1.60%   1.08%      22.57% to   22.01%
   2002.......................... 20,708,412 22.52 to  6.95 314,224 1.15% to 1.60%   0.82%    (26.36)% to (26.69)%
 Worldwide Growth Portfolio --
   Service Shares
   2006..........................  2,410,037  6.91 to  6.82  17,511 1.50% to 1.70%   1.59%      16.17% to   15.94%
   2005..........................  2,945,854  7.22 to  5.88  18,413 1.50% to 1.70%   1.18%       3.99% to    3.78%
   2004..........................  3,424,126  6.95 to  5.67  20,558 1.50% to 1.70%   0.87%       2.96% to    2.75%
   2003..........................  4,043,372  6.75 to  5.52  23,612 1.50% to 1.70%   0.83%      21.83% to   21.58%
   2002..........................  4,488,347  5.55 to  4.54  21,577 1.50% to 1.70%   0.61%    (26.82)% to (26.97)%
JPMorgan Insurance Trust:
 JPMorgan Insurance Trust Core
   Bond Portfolio 1
   2006..........................    151,880 10.44 to 10.39   1,581 1.45% to 2.20%   0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Equity Portfolio 1
   2006..........................        399 11.01 to 10.96       4 1.45% to 2.20%   0.00%      10.11% to    9.55%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio 1
   2006..........................        431 10.00 to  9.95       4 1.45% to 2.20%   0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio 1
   2006..........................      1,226 10.87 to 10.82      13 1.45% to 2.20%   0.00%       8.75% to    8.20%
 JPMorgan Insurance Trust
   Government Bond Portfolio 1
   2006..........................    144,330 10.44 to 10.39   1,503 1.45% to 2.20%   0.00%       4.44% to    3.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio 1
   2006............................       939 10.28 to 10.23     10 1.45% to 2.20%   0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1
   2006............................       416 10.22 to 10.17      4 1.45% to 2.20%   0.00%       2.24% to    1.72%
Legg Mason Partners Variable
  Portfolios I, Inc.:
 Legg Mason Partners Variable All
   Cap Portfolio -- Class II
   2006............................ 1,197,152 16.36 to 11.86 18,819 1.45% to 2.30%   1.35%      16.17% to   15.17%
   2005............................ 1,130,086 14.08 to 10.14 15,620 1.45% to 2.30%   0.64%       9.37% to    1.44%
   2004............................ 1,050,803 13.78 to  9.99 14,351 1.45% to 2.20%   0.22%       6.51% to  (0.13)%
   2003............................   550,460 12.93 to 12.91  7,116 1.45% to 1.70%   0.00%      29.34% to   29.12%
 Legg Mason Partners Variable
   Investors Portfolio -- Class I
   2006............................ 2,344,053 19.33 to 13.92 39,253 1.15% to 1.60%   1.55%      16.90% to   16.38%
   2005............................ 3,136,093 16.54 to 11.96 44,992 1.15% to 1.60%   1.08%       5.31% to    4.83%
   2004............................ 3,828,177 15.70 to 11.41 52,751 1.15% to 1.60%   1.41%       9.10% to    8.61%
   2003............................ 4,244,587 14.39 to 10.51 53,784 1.15% to 1.60%   1.46%      30.81% to   30.22%
   2002............................ 4,724,736 11.00 to  8.07 45,820 1.15% to 1.60%   1.07%    (23.93)% to (24.28)%
 Legg Mason Partners Variable
   Strategic Bond Portfolio --
   Class I
   2006............................ 2,386,389 15.21 to 14.23 34,924 1.15% to 1.60%   4.93%       3.82% to    3.35%
   2005............................ 2,947,461 14.65 to 13.77 41,733 1.15% to 1.60%   5.74%       1.29% to    0.84%
   2004............................ 3,360,947 14.46 to 13.66 47,175 1.15% to 1.60%   4.54%       5.42% to    4.94%
   2003............................ 3,804,830 13.72 to 13.01 50,837 1.15% to 1.60%   5.07%      11.93% to   11.42%
   2002............................ 3,830,361 12.26 to 11.68 45,855 1.15% to 1.60%   5.67%       7.59% to    7.10%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class I
   2006............................   982,919 14.33 to 12.53 13,041 1.15% to 1.60%   1.95%      11.27% to   10.77%
   2005............................ 1,230,866 12.88 to 11.31 14,823 1.15% to 1.60%   1.93%       2.13% to    1.67%
   2004............................ 1,502,908 12.61 to 11.12 17,838 1.15% to 1.60%   1.97%       7.48% to    7.00%
   2003............................ 1,670,456 11.73 to 10.39 18,581 1.15% to 1.60%   1.61%      14.58% to   14.07%
   2002............................ 1,789,547 10.24 to  9.11 17,415 1.15% to 1.60%   1.58%     (7.94)% to  (8.36)%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class II
   2006............................   961,071 11.69 to 11.32 10,918 1.45% to 2.30%   2.99%      10.63% to    9.68%
   2005............................   200,450 10.57 to 10.32  2,086 0.00% to 2.30%   6.90%       5.66% to    3.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
Legg Mason Partners Variable
  Portfolios II:
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2006............................   772,298 15.90 to 11.27 11,455 1.45% to 2.30%   0.00%       9.14% to    8.21%
   2005............................   613,685 14.57 to 10.41  8,448 1.45% to 2.30%   0.00%      16.87% to    4.11%
   2004............................   449,954 13.48 to  9.99  5,898 1.45% to 2.20%   0.00%       7.21% to  (0.05)%
   2003............................   185,388 12.57 to 12.55  2,331 1.45% to 1.70%   0.00%      25.74% to   25.53%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2006............................ 3,222,544 13.38 to 10.93 25,116 1.45% to 2.30%   0.00%       5.75% to    4.84%
   2005............................ 3,545,730 12.65 to  6.24 25,467 1.45% to 2.20%   0.14%       9.69% to    2.04%
   2004............................ 3,937,645 12.32 to  6.09 27,008 1.45% to 1.95%   0.00%       8.52% to    2.77%
   2003............................ 4,278,161 11.47 to  5.68 26,005 1.45% to 1.70%   0.00%      20.77% to   14.69%
   2002............................ 3,555,244  5.24 to  4.71 17,246 1.50% to 1.70%   0.00%    (28.80)% to (28.95)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2006............................ 2,090,802 14.98 to 11.55 21,603 1.45% to 2.30%   0.26%      11.06% to   10.11%
   2005............................ 2,371,865 13.49 to  8.65 21,954 1.45% to 2.10%   0.31%       5.48% to    4.78%
   2004............................ 2,568,716 12.79 to  8.22 22,289 1.45% to 2.10%   0.44%       9.51% to    5.81%
   2003............................ 2,644,443 11.68 to  7.53 20,576 1.45% to 1.70%   0.44%      20.01% to   16.77%
   2002............................ 2,053,327  6.49 to  6.29 13,080 1.50% to 1.70%   0.44%    (22.34)% to (22.50)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2006............................ 3,562,284 15.53 to 11.70 37,342 1.15% to 2.30%   0.00%      11.64% to   10.34%
   2005............................ 4,017,980 13.91 to  7.91 37,884 1.15% to 2.30%   0.00%      20.15% to    2.73%
   2004............................ 4,681,594 13.40 to  7.66 42,080 1.15% to 2.20%   0.00%       6.12% to  (3.17)%
   2003............................ 5,760,927 12.76 to  7.34 48,190 1.15% to 1.70%   0.00%      31.43% to   27.35%
   2002............................ 2,824,461  6.65 to  5.60 16,644 1.50% to 1.70%   0.00%    (32.83)% to (32.96)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2006............................     4,108 11.58 to 10.45     48 1.45% to 2.05%   3.38%       4.85% to    4.21%
   2005............................       302 11.05 to 11.05      3 1.45% to 1.45%   0.00%       0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2006............................ 4,769,194 13.69 to 11.10 54,869 1.45% to 2.30%   2.24%      10.01% to    9.06%
   2005............................ 1,919,260 12.66 to 10.17 20,498 1.45% to 2.30%   0.02%       3.24% to    0.71%
   2004............................     2,493 12.53 to 12.30     31 1.45% to 1.50%   1.53%      23.04% to    9.36%
   2003............................     2,387 11.46 to 11.46     27 1.50% to 1.50%   1.64%      14.27% to   14.27%
 MFS(R) Utilities Series -- Service
   Class Shares
   2006............................ 3,724,035 23.32 to 12.81 58,884 1.45% to 2.30%   1.86%      29.07% to   27.96%
   2005............................ 3,815,454 18.06 to 11.21 46,068 1.45% to 2.00%   0.54%      14.89% to   14.25%
   2004............................ 3,741,935 15.72 to  9.78 38,786 1.45% to 1.85%   1.26%      27.96% to   20.65%
   2003............................ 3,467,512 12.29 to  7.66 27,426 1.45% to 1.70%   2.09%      33.54% to   22.88%
   2002............................ 2,744,995  5.90 to  5.75 15,955 1.50% to 1.70%   2.45%    (24.06)% to (24.21)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                    Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------- -------------- ---------- --------------------
Old Mutual Insurance Series Fund:
 Old Mutual Growth II Portfolio
   2006..........................   648,716 11.38 to 11.11   7,214 1.15% to 1.40%   0.00%       5.97% to    5.70%
   2005..........................   900,188 10.74 to 10.51   9,471 1.15% to 1.40%   0.00%      10.08% to    9.80%
   2004.......................... 1,150,006  9.76 to  9.57  11,018 1.15% to 1.40%   0.00%       5.38% to    5.12%
   2003.......................... 1,584,742  9.26 to  9.10  14,442 1.15% to 1.40%   0.00%      24.26% to   23.95%
   2002.......................... 2,015,582  7.45 to  7.34  14,811 1.15% to 1.40%   0.00%    (31.23)% to (31.40)%
 Old Mutual Large Cap Growth
   Portfolio
   2006..........................   578,757 17.97 to 17.54  10,172 1.15% to 1.40%   0.00%       4.33% to    4.07%
   2005..........................   778,153 17.22 to 16.85  13,137 1.15% to 1.40%   0.00%       3.36% to    3.10%
   2004.......................... 1,038,890 16.66 to 16.35  17,008 1.15% to 1.40%   0.00%       7.69% to    7.42%
   2003.......................... 1,315,600 15.47 to 15.22  20,046 1.15% to 1.40%   0.00%      29.68% to   29.36%
   2002.......................... 1,670,201 11.93 to 11.76  19,664 1.15% to 1.40%   0.00%    (30.13)% to (30.31)%
Oppenheimer Variable Account
  Funds:
 Oppenheimer Balanced Fund/VA
   2006.......................... 2,351,158 43.98 to 14.15  62,389 1.15% to 1.60%   2.91%       9.87% to    9.38%
   2005.......................... 2,872,752 40.03 to 12.94  71,609 1.15% to 1.60%   1.81%       2.70% to    2.23%
   2004.......................... 3,257,445 38.98 to 12.66  81,205 1.15% to 1.60%   1.03%       8.83% to    8.34%
   2003.......................... 3,200,683 35.82 to 11.68  77,470 1.15% to 1.60%   3.04%      23.52% to   22.96%
   2002.......................... 3,625,185 29.00 to  9.50  70,456 1.15% to 1.60%   3.69%    (11.43)% to (11.83)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2006.......................... 3,734,727 12.22 to 10.89  43,482 1.45% to 2.30%   2.24%       9.26% to    8.31%
   2005.......................... 2,434,640 11.19 to 10.05  26,838 1.45% to 2.30%   1.26%       2.17% to    0.53%
   2004..........................   858,290 10.95 to 10.89   9,379 1.45% to 2.20%   0.00%       9.49% to    8.94%
 Oppenheimer Capital Appreciation
   Fund/VA
   2006.......................... 4,291,526 60.35 to 11.56 113,604 1.15% to 1.60%   0.40%       6.71% to    6.23%
   2005.......................... 5,344,427 56.56 to 10.88 137,163 1.15% to 1.60%   0.97%       3.89% to    3.43%
   2004.......................... 6,805,353 54.44 to 10.52 171,410 1.15% to 1.60%   0.33%       5.70% to    5.23%
   2003.......................... 7,569,133 51.50 to 10.00 190,033 1.15% to 1.60%   0.39%      29.44% to   28.86%
   2002.......................... 8,409,331 39.79 to  7.76 167,112 1.15% to 1.60%   0.66%    (27.70)% to (28.03)%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2006.......................... 1,137,445 14.18 to 11.12  15,884 1.45% to 2.30%   0.19%       6.12% to    5.21%
   2005.......................... 1,079,413 13.84 to 10.42  14,343 1.45% to 2.10%   0.72%       8.60% to    2.67%
   2004.......................... 1,047,495 13.40 to 10.15  13,465 1.45% to 2.10%   0.20%       5.07% to    1.49%
   2003..........................   545,483 12.76 to 12.30   6,776 1.45% to 1.70%   0.00%      28.73% to   22.97%
   2002..........................       100  9.69 to  9.69       1 1.70% to 1.70%   0.00%     (3.13)% to  (3.13)%
 Oppenheimer Core Bond Fund/VA
   2006.......................... 2,858,389 30.10 to 13.20  57,980 1.15% to 1.60%   5.63%       4.07% to    3.60%
   2005.......................... 3,417,647 28.92 to 12.69  69,116 1.15% to 1.60%   5.37%       1.41% to    0.95%
   2004.......................... 4,121,065 28.52 to 12.57  83,599 1.15% to 1.60%   4.90%       4.28% to    3.81%
   2003.......................... 5,350,486 27.35 to 12.10 105,152 1.15% to 1.60%   6.02%       5.55% to    5.07%
   2002.......................... 7,128,092 25.91 to 11.51 132,822 1.15% to 1.60%   7.18%       7.83% to    7.34%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                           ---------------------- % of Average     Income          Total
                                   Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 --------- -------------- ------- -------------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2006......................... 8,592,832 21.54 to 12.17 128,891 1.45% to 2.30%    0.88%     15.67% to   14.67%
   2005......................... 9,274,898 18.62 to 11.40 118,406 1.45% to 2.20%    0.86%     19.43% to   11.67%
   2004......................... 9,267,701 16.57 to 10.17 103,300 1.45% to 2.10%    1.10%     17.15% to   10.43%
   2003......................... 7,460,563 14.14 to  8.70  69,507 1.45% to 1.70%    0.56%     41.41% to   40.43%
   2002......................... 5,031,436  7.04 to  6.19  32,508 1.50% to 1.70%    0.39%   (23.53)% to (23.69)%
 Oppenheimer High Income
   Fund/VA
   2006......................... 2,216,350 42.78 to 12.64  58,611 1.15% to 1.60%    7.86%      8.17% to    7.68%
   2005......................... 2,808,835 39.55 to 11.74  70,449 1.15% to 1.60%    6.84%      1.14% to    0.68%
   2004......................... 3,560,948 39.10 to 11.66  89,889 1.15% to 1.60%    6.77%      7.71% to    7.23%
   2003......................... 5,063,463 36.30 to 10.88 114,418 1.15% to 1.60%    7.07%     22.53% to   21.98%
   2002......................... 4,957,794 29.63 to  8.92  99,031 1.15% to 1.60%   11.01%    (3.52)% to  (3.95)%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2006......................... 7,305,931 15.33 to 11.73  81,489 1.45% to 2.30%    0.89%     13.10% to   12.13%
   2005......................... 5,970,370 13.56 to  8.78  57,024 1.45% to 2.20%    1.19%      8.80% to    3.53%
   2004......................... 6,459,260 13.01 to  8.45  58,647 1.45% to 2.10%    0.69%      7.56% to    3.18%
   2003......................... 6,361,484 12.09 to  7.87  52,558 1.45% to 1.70%    0.77%     24.54% to   20.94%
   2002......................... 4,658,392  7.06 to  6.33  30,485 1.50% to 1.70%    0.57%   (20.25)% to (20.41)%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2006......................... 2,259,800 19.67 to 11.84  41,872 1.45% to 2.30%    0.16%     13.00% to   12.03%
   2005......................... 1,826,811 17.41 to 10.57  30,629 1.45% to 2.30%    0.00%     18.07% to    5.73%
   2004......................... 1,565,895 16.10 to 11.01  24,651 1.45% to 2.20%    0.00%     17.79% to   10.07%
   2003.........................   635,700 13.71 to 13.32   8,618 1.45% to 1.70%    0.00%     42.08% to   36.95%
 Oppenheimer MidCap Fund/VA
   2006......................... 2,611,132 52.03 to 11.01  75,279 1.15% to 1.60%    0.00%      1.77% to    1.32%
   2005......................... 3,279,000 51.12 to 10.87  94,098 1.15% to 1.60%    0.00%     11.04% to   10.54%
   2004......................... 3,964,971 46.04 to  9.83 103,435 1.15% to 1.60%    0.00%     18.40% to   17.87%
   2003......................... 4,766,375 38.88 to  8.34 108,385 1.15% to 1.60%    0.00%     24.15% to   23.59%
   2002......................... 5,567,170 31.32 to  6.75 105,205 1.15% to 1.60%    0.73%   (28.62)% to (28.95)%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2006.........................   387,344 15.78 to 10.67   6,052 1.45% to 2.30%    0.00%      1.22% to    0.35%
   2005.........................   401,902 15.59 to 11.67   6,217 1.45% to 1.95%    0.00%     16.75% to    9.92%
   2004.........................   399,422 14.13 to 11.21   5,612 1.45% to 1.85%    0.00%     17.70% to   12.05%
   2003.........................   221,120 12.00 to 11.94   2,652 1.45% to 1.70%    0.00%     23.34% to   19.90%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor
   Class Shares
   2006.........................   648,529 10.73 to 10.33   6,946 1.45% to 2.30%    5.24%      3.05% to    2.17%
   2005.........................   618,092 10.41 to 10.36   6,434 1.45% to 2.20%    5.04%      4.14% to    3.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2006...........................    764,583 12.81 to 12.65   9,717 1.50% to 1.70%   4.20%       0.66% to    0.45%
   2005...........................    919,440 12.73 to 12.51  11,622 1.50% to 1.70%   3.15%       3.57% to    3.36%
   2004...........................    871,513 12.29 to 12.09  10,642 1.50% to 1.70%   3.12%       3.98% to    3.77%
   2003...........................    962,082 11.82 to 11.64  11,303 1.50% to 1.70%   2.67%       0.73% to    0.52%
   2002...........................    703,343 11.74 to 11.56   8,206 1.50% to 1.70%   3.57%       6.57% to    6.35%
 High Yield Portfolio --
   Administrative Class Shares
   2006...........................  7,880,987 12.94 to 10.76 105,639 1.45% to 2.30%   6.88%       7.50% to    6.58%
   2005...........................  7,694,556 13.25 to 10.10  98,601 1.45% to 2.30%   6.51%       4.86% to    0.99%
   2004...........................  8,228,193 12.93 to 10.66 103,509 1.45% to 2.20%   6.62%       8.08% to    6.60%
   2003...........................  7,670,684 11.98 to 10.86  90,110 1.45% to 1.70%   7.39%      21.01% to    8.64%
   2002...........................  3,500,657  9.91 to  9.69  34,306 1.50% to 1.70%   8.21%     (2.67)% to  (2.87)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2006...........................  4,748,616 10.97 to  9.91  62,943 1.45% to 2.30%   5.55%     (0.31)% to  (1.17)%
   2005...........................  4,370,680 15.01 to 10.03  61,368 1.45% to 2.30%   4.27%       3.23% to    0.26%
   2004...........................  4,835,517 14.54 to 10.30  66,481 1.45% to 2.10%   4.15%       6.59% to    3.01%
   2003...........................  5,399,476 13.73 to 10.06  71,141 1.45% to 1.70%   3.05%       2.34% to    0.55%
   2002...........................  5,593,228 13.41 to 12.51  72,964 1.50% to 1.70%   7.19%      15.82% to   15.58%
 Low Duration Portfolio --
   Administrative Class Shares
   2006...........................  2,044,005 10.24 to 10.14  20,805 1.45% to 2.30%   4.24%       2.47% to    1.58%
   2005...........................    904,878  9.99 to  9.94   9,028 0.00% to 2.30%   2.45%     (0.09)% to  (0.60)%
 Total Return Portfolio --
   Administrative Class Shares
   2006........................... 26,585,312 10.91 to 10.13 321,728 1.15% to 2.30%   5.00%       2.65% to    1.46%
   2005........................... 23,356,330 13.09 to  9.98 285,362 1.15% to 2.30%   4.28%       1.27% to  (0.18)%
   2004........................... 22,362,397 12.97 to 10.16 273,766 1.15% to 2.20%   2.55%       3.68% to    1.55%
   2003........................... 20,719,015 12.55 to 10.10 250,748 1.15% to 1.70%   2.87%       3.46% to    0.98%
   2002........................... 12,946,154 12.13 to 11.68 155,041 1.50% to 1.70%   4.44%       7.43% to    7.22%
The Prudential Series Fund:
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2006...........................  2,445,477 18.77 to 11.84  36,309 1.45% to 2.30%   0.72%      11.97% to   11.00%
   2005...........................    446,962 16.76 to 12.28   7,415 1.45% to 1.95%   0.00%      22.78% to   19.02%
   2004...........................    122,842 14.03 to 10.93   1,698 1.45% to 1.85%   0.00%      13.71% to    9.27%
   2003...........................     15,206 12.34 to 12.31     188 1.45% to 1.70%   0.00%      23.35% to   23.14%
 Jennison Portfolio -- Class II
   Shares
   2006...........................    268,285 14.66 to 10.66   3,328 1.45% to 2.30%   0.00%     (0.10)% to  (0.96)%
   2005...........................    243,828 14.67 to  9.16   3,019 1.45% to 2.30%   0.00%      12.38% to    7.61%
   2004...........................    111,614 13.05 to  8.16   1,149 1.45% to 2.20%   0.06%       9.12% to    3.53%
   2003...........................     54,130 12.13 to  7.59     481 1.45% to 1.70%   0.00%      27.60% to   21.08%
   2002...........................      4,765  5.95 to  5.95      28 1.55% to 1.55%   0.00%    (32.23)% to (32.23)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                    Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------- -------------- ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2006..........................   852,359 17.83 to 13.04  15,160 1.45% to 2.30%    3.04%     19.96% to   18.93%
   2005..........................   299,613 14.86 to 14.81   4,449 1.45% to 1.95%    0.00%     48.61% to   48.10%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2006..........................     1,647 12.15 to 12.15      20 1.55% to 1.55%   13.77%      7.41% to    7.41%
   2005..........................     7,938 11.31 to 11.31      90 1.55% to 1.55%   12.89%     15.66% to   15.66%
   2004..........................     9,731   9.78 to 9.78      95 1.55% to 1.55%    0.00%     19.14% to   19.14%
   2003..........................     9,775  8.21 to  8.21      80 1.55% to 1.55%    0.00%     39.32% to   39.32%
   2002..........................     9,695  5.89 to  5.89      57 1.55% to 1.55%    0.00%   (33.46)% to (33.46)%
 SP William Blair International
   Growth Portfolio -- Class II
   Shares
   2006..........................    14,472 11.94 to 11.94     173 1.55% to 1.55%    0.80%     18.56% to   18.56%
   2005..........................     1,902 10.07 to 10.07      19 1.55% to 1.55%    1.76%     14.01% to   14.01%
   2004..........................     1,996  8.84 to  8.84      18 1.55% to 1.55%    0.00%     14.33% to   14.33%
   2003..........................     2,094  7.73 to  7.73      16 1.55% to 1.55%    0.00%     36.99% to   36.99%
   2002..........................     2,205  5.64 to  5.64      12 1.55% to 1.55%    0.00%   (24.03)% to (24.03)%
Rydex Variable Trust
 OTC Fund
   2006.......................... 2,099,071 14.33 to 10.86  10,118 1.45% to 2.30%    0.00%      4.24% to    3.35%
   2005.......................... 3,188,196 13.75 to  3.56  15,226 1.45% to 2.10%    0.00%     14.05% to  (1.00)%
   2004.......................... 3,111,699 13.80 to  3.58  14,028 1.45% to 2.10%    0.00%      7.76% to    4.93%
   2003.......................... 3,416,957 12.80 to  3.33  12,891 1.45% to 1.70%    0.00%     43.24% to   28.02%
   2002.......................... 2,006,270  3.36 to  2.33   5,133 1.50% to 1.70%    0.00%   (39.77)% to (39.89)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II
   Shares
   2006.......................... 7,575,129 16.99 to 11.94 111,331 1.45% to 2.30%    2.41%     14.37% to   13.38%
   2005.......................... 6,788,043 14.86 to 10.50  87,592 1.45% to 2.30%    0.95%      5.39% to    1.83%
   2004.......................... 5,545,359 14.48 to 10.92  69,254 1.45% to 2.20%    0.64%     15.73% to    9.21%
   2003.......................... 2,687,897 12.51 to 10.33  28,669 1.45% to 1.70%    0.38%     28.81% to   25.12%
   2002..........................   420,418  8.05 to  8.03   3,382 1.50% to 1.70%    0.00%   (20.65)% to (20.81)%
 Strategic Growth Portfolio --
   Class II Shares
   2006.......................... 1,002,002 13.37 to 10.56  11,111 1.45% to 2.30%    0.00%      1.14% to    0.27%
   2005..........................   996,830 13.22 to 10.06  10,793 1.45% to 2.20%    0.01%     13.69% to    5.38%
   2004..........................   980,231 12.46 to  9.51   9,860 1.45% to 2.10%    0.00%      5.23% to    1.97%
   2003..........................   755,482 11.84 to  9.06   7,124 1.45% to 1.70%    0.00%     25.13% to   18.41%
   2002..........................   117,404  7.26 to  7.25     852 1.50% to 1.70%    0.00%   (33.67)% to (33.80)%

--------
(a)2006 reflects AIM V.I. Growth Fund -- Series I shares and AIM V.I. Aggressive Growth Fund -- Series I shares combined with AIM V.I. Capital Appreciation Fund -- Series I shares while prior to 2006, only AIM V.I. Capital Appreciation Fund -- Series I shares activity is presented.
(b)2006 reflects AIM V.I. Premier Equity -- Series I shares combined with AIM V.I. Core Equity Fund -- Series I shares while prior to 2006, only AIM V.I. Core Equity Fund -- Series I shares activity is presented.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

(c)2006 reflects AIM V.I. Blue Chip Fund -- Series I shares combined with AIM V.I. Large Cap Growth -- Series I shares while 2005 reflects only AIM V.I. Blue Chip Fund -- Series I shares.
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  ----
Report of Independent Registered Public Accounting Firm..........................................  F-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  F-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... F-44
Schedule I, Summary of Investments--other than investments in related parties.................... F-45
Schedule III, Supplemental Insurance Information................................................. F-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                                      Years ended December 31,
                                                                                      -----------------------
                                                                                       2006    2005     2004
                                                                                      ------  ------  -------
Revenues:
   Net investment income............................................................. $427.5  $411.7  $ 421.0
   Net investment gains (losses).....................................................   (1.6)   (4.5)     5.7
   Premiums..........................................................................   96.3   103.5     96.8
   Cost of insurance.................................................................  144.6   144.7    142.2
   Variable product fees.............................................................   48.6    21.8      9.4
   Other income......................................................................   29.4    28.0     24.8
                                                                                      ------  ------  -------
       Total revenues................................................................  744.8   705.2    699.9
                                                                                      ------  ------  -------
Benefits and expenses:
   Interest credited.................................................................  318.2   269.1    291.2
   Benefits and other changes in policy reserves.....................................  185.8   190.4    182.8
   Acquisition and operating expenses, net of deferrals..............................   76.5    89.9     63.2
   Amortization of deferred acquisition costs and intangibles........................   44.9   101.0    107.3
                                                                                      ------  ------  -------
       Total benefits and expenses...................................................  625.4   650.4    644.5
                                                                                      ------  ------  -------
Income before income taxes and cumulative effect of change in accounting principle...  119.4    54.8     55.4
Provision (benefit) for income taxes.................................................   51.1    25.3   (143.3)
                                                                                      ------  ------  -------
Net income before cumulative effect of change in accounting principle................   68.3    29.5    198.7
Cumulative effect of change in accounting principle, net of tax of $0.4 million......     --      --      0.7
                                                                                      ------  ------  -------
Net income........................................................................... $ 68.3  $ 29.5  $ 199.4
                                                                                      ======  ======  =======



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                         December 31,
                                                                                      -------------------
                                                                                        2006      2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value................... $ 6,596.0 $ 5,266.3
       Equity securities available-for-sale, at fair value...........................      24.2      19.3
       Commercial mortgage loans.....................................................   1,258.8   1,042.1
       Policy loans..................................................................     170.0     158.3
       Other invested assets ($283.1 and $332.0 restricted)..........................     430.3     404.9
                                                                                      --------- ---------
              Total investments......................................................   8,479.3   6,890.9
   Cash and cash equivalents.........................................................      25.1     344.0
   Accrued investment income.........................................................      75.3      63.6
   Deferred acquisition costs........................................................     432.5     321.1
   Intangible assets.................................................................     120.4     131.6
   Reinsurance recoverable...........................................................   1,642.1   2,307.4
   Deferred income tax asset.........................................................        --       0.1
   Other assets......................................................................      62.1      46.0
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $21,220.2 $18,882.0
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $ 8,960.6 $ 8,201.5
       Liability for policy and contract claims......................................      80.1      82.1
       Other policyholder liabilities................................................     152.0     207.1
       Other liabilities ($286.7 and $333.3 restricted)..............................     456.4     516.2
       Deferred income tax liability.................................................      27.6        --
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  20,060.1  17,784.2
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................     956.8     938.6
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................       3.4      12.5
          Derivatives qualifying as hedges...........................................       0.6       1.1
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................       4.0      13.6
       Retained earnings.............................................................      63.7        --
                                                                                      --------- ---------
              Total stockholders' equity.............................................   1,160.1   1,097.8
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $21,220.2 $18,882.0
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $1,060.6     $ 88.1     $ 527.7    $1,822.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --       199.4       199.4
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (15.7)         --       (15.7)
   Derivatives qualifying as hedges...      --      --         --        2.9          --         2.9
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         186.6
Contributed capital...................      --      --        0.5         --          --         0.5
Dividends to stockholders.............      --      --         --         --      (419.1)     (419.1)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2004......   120.0    25.6    1,061.1       75.3       308.0     1,590.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        29.5        29.5
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (59.5)         --       (59.5)
   Derivatives qualifying as hedges...      --      --         --       (2.2)         --        (2.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         (32.2)
Dividends and other transactions with
  stockholders........................      --      --     (122.5)        --      (337.5)     (460.0)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2005......   120.0    25.6      938.6       13.6          --     1,097.8
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        68.3        68.3
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --       (9.1)         --        (9.1)
   Derivatives qualifying as hedges...      --      --         --       (0.5)         --        (0.5)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                          58.7
Redemption of preferred stock.........   (10.0)     --         --         --          --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --       18.2         --        (4.6)       13.6
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $  956.8     $  4.0     $  63.7    $1,160.1
                                        ======   =====   ========     ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2006       2005       2004
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income.............................................................. $    68.3  $    29.5  $   199.4
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses......................................       1.6        4.5       (5.7)
       Charges assessed to policyholders...................................    (144.6)    (144.7)    (142.2)
       Purchases of trading securities.....................................     (39.9)     (15.0)        --
       Amortization of fixed maturity discounts and premiums...............       9.1       18.5       28.3
       Acquisition costs deferred..........................................    (142.3)     (93.3)     (89.1)
       Amortization of deferred acquisition costs and intangibles..........      44.9      101.0      107.3
       Deferred income taxes...............................................      33.2       39.1     (174.0)
       Cumulative effect of change in accounting principle, net of tax.....        --         --       (0.7)
       Change in certain assets and liabilities:
          Accrued investment income and other assets.......................     (43.5)      34.1        6.2
          Insurance reserves...............................................     347.6      267.1      483.3
          Other liabilities and other policy-related balances..............     (47.9)     (62.9)       8.7
                                                                            ---------  ---------  ---------
       Net cash from operating activities..................................      86.5      177.9      421.5
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets................................................................     650.6    1,418.4      541.1
   Proceeds from maturities of investment securities and other invested
     assets................................................................     836.0      571.0    1,193.8
   Principal collected on commercial mortgage loans........................     174.3      297.0      217.5
   Purchases of investment securities and other invested assets............  (2,867.9)    (940.2)  (1,465.9)
   Commercial mortgage loan originations...................................    (389.5)    (125.7)    (216.6)
   Short-term investment activity, net.....................................     (10.0)        --       99.6
   Policy loans, net.......................................................     (11.7)      (9.9)      (9.9)
                                                                            ---------  ---------  ---------
       Net cash from investing activities..................................  (1,618.2)   1,210.6      359.6
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts..........................   4,277.4    1,537.6    1,293.0
   Redemption and benefit payments on investment contracts.................  (3,062.4)  (2,608.6)  (2,024.6)
   Proceeds from secured borrowings from affiliate.........................        --       20.5         --
   Proceeds from short-term borrowings and other, net......................      17.5      388.0      251.4
   Payments on short-term borrowings.......................................        --     (398.8)    (246.9)
   Redemption of preferred stock...........................................     (10.0)        --         --
   Dividends paid to stockholders..........................................      (9.7)      (9.6)     (40.0)
                                                                            ---------  ---------  ---------
       Net cash from financing activities..................................   1,212.8   (1,070.9)    (767.1)
                                                                            ---------  ---------  ---------
       Net change in cash and cash equivalents.............................    (318.9)     317.6       14.0
   Cash and cash equivalents at beginning of year..........................     344.0       26.4       12.4
                                                                            ---------  ---------  ---------
   Cash and cash equivalents at end of year................................ $    25.1  $   344.0  $    26.4
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to the Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited ("Brookfield").

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC ("GLAIC Merged"). GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance").

   The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth. See note 17 for pro forma financial information.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. These mergers were part of the continuing efforts of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Retirement Income and Investments products include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 26.6% of our variable annuity product sales in 2006 were through two national banks.

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (i) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (k) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our DAC recoverability testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (m) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method.

   (n) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (r) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

   (s) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   (t) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(2) Investments

   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                              2006    2005    2004
---------------------                                             ------  ------  ------
Fixed maturities--taxable........................................ $327.3  $331.3  $345.2
Fixed maturities--non-taxable....................................     --     0.1     0.1
Commercial mortgage loans........................................   74.3    75.3    77.1
Equity securities................................................    0.3     0.8     0.1
Other investments................................................   24.1     3.4    (1.2)
Policy loans.....................................................   10.6    10.1     7.5
                                                                  ------  ------  ------
   Gross investment income before expenses and fees..............  436.6   421.0   428.8
Expenses and fees................................................   (9.1)   (9.3)   (7.8)
                                                                  ------  ------  ------
   Net investment income......................................... $427.5  $411.7  $421.0
                                                                  ======  ======  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

(Amounts in millions)                                         2006    2005    2004
---------------------                                        ------  ------  -----
Available-for-sale securities:
   Realized gains on sale................................... $ 15.5  $ 12.0  $10.7
   Realized losses on sale..................................  (15.0)   (4.3)  (4.1)
Impairments.................................................     --   (12.2)  (0.9)
Net unrealized gains (losses) on trading securities.........   (0.9)     --     --
Derivative instruments......................................   (1.2)     --     --
                                                             ------  ------  -----
Net investments gains (losses).............................. $ (1.6) $ (4.5) $ 5.7
                                                             ======  ======  =====

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income
(loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                                  2006   2005    2004
---------------------                                                                 -----  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturities.................................................................. $11.4  $ 30.0  $145.4
   Equity securities.................................................................   1.0     5.6     6.0
   Restricted other invested assets..................................................  (3.6)   (1.3)     --
                                                                                      -----  ------  ------
       Subtotal......................................................................   8.8    34.3   151.4
                                                                                      -----  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs...  (3.6)  (15.1)  (40.7)
Deferred income taxes, net...........................................................  (1.8)   (6.7)  (38.7)
                                                                                      -----  ------  ------
       Net unrealized gains (losses) on investment securities........................ $ 3.4  $ 12.5  $ 72.0
                                                                                      =====  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                   2006     2005    2004
---------------------                                                                  ------  -------  ------
Net unrealized gains (losses) on investment securities as of January 1................ $ 12.5  $  72.0  $ 87.7
                                                                                       ------  -------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities.................................  (25.2)  (120.0)  (52.5)
   Adjustment to deferred acquisition costs...........................................    1.6      6.9    19.7
   Adjustment to present value of future profits......................................    9.9     18.7    12.2
   Provision for deferred income taxes................................................    4.9     32.0     8.6
                                                                                       ------  -------  ------
       Changes in unrealized gains (losses) on investment securities..................   (8.8)   (62.4)  (12.0)
Reclassification adjustments to net investment (gains) losses net of deferred taxes of
  $0.2, $(1.6) and $2.0...............................................................   (0.3)     2.9    (3.7)
                                                                                       ------  -------  ------
Net unrealized gains (losses) on investment securities as of December 31.............. $  3.4  $  12.5  $ 72.0
                                                                                       ======  =======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   29.2     $ 0.3      $ (0.1)   $   29.4
Non-U.S. government...........................................      127.7      14.1          --       141.8
U.S. corporate................................................    2,792.1      30.2       (27.0)    2,795.3
Non-U.S. corporate............................................      813.2       8.7        (8.2)      813.7
Mortgage and asset-backed.....................................    2,822.4      12.4       (19.0)    2,815.8
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    6,584.6      65.7       (54.3)    6,596.0
Equity securities.............................................       23.2       1.0          --        24.2
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $6,607.8     $66.7      $(54.3)   $6,620.2
                                                                 ========     =====      ======    ========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   70.2     $ 0.5      $ (0.5)   $   70.2
Non-U.S. government...........................................      101.9       9.7        (0.2)      111.4
U.S. corporate................................................    2,784.6      55.8       (23.4)    2,817.0
Non-U.S. corporate............................................      440.7      10.1        (5.6)      445.2
Mortgage and asset-backed.....................................    1,838.9       7.7       (24.1)    1,822.5
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    5,236.3      83.8       (53.8)    5,266.3
Equity securities.............................................       13.7       5.6          --        19.3
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $5,250.0     $89.4      $(53.8)   $5,285.6
                                                                 ========     =====      ======    ========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $    7.2    $ (0.1)       2      $     --    $   --       --
   U.S. corporate.......................     608.6      (8.8)      80         730.4     (18.2)     167
   Corporate--non U.S...................     165.5      (1.5)      27         194.6      (6.7)      36
   Asset backed.........................     119.5      (0.7)      22         431.9      (9.0)      35
   Mortgage backed......................     270.3      (1.2)      48         331.0      (8.1)      88
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
   20-50% Below cost....................        --        --       --            --        --       --
   (greater than)50% Below cost.........        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total fixed maturities..................  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
Investment grade........................  $1,098.8    $(10.8)     161      $1,652.6    $(40.5)     314
Below investment grade..................      72.3      (1.5)      18          35.3      (1.5)      12
Not Rated...............................        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 505 securities accounting for unrealized losses of $54.3 million. Of these unrealized losses, 94.5% were investment grade (rated AAA through BBB-) and 100.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   There were no securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2006.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $   36.9    $ (0.2)       7       $ 13.8     $ (0.3)       3
   Government--non U.S..................      12.6      (0.2)      11           --         --       --
   U.S. corporate.......................     782.6     (13.7)     164        310.0       (9.7)      64
   Corporate--non U.S...................     155.5      (2.4)      35         83.7       (3.2)      13
   Asset backed.........................     538.7      (7.6)      44        109.2       (1.4)      20
   Mortgage backed......................     538.1      (8.9)     101        210.8       (6.2)      50
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $2,064.4    $(33.0)     362       $722.6     $(18.3)     147
   20-50% Below cost....................        --        --       --          4.9       (2.5)       3
   (greater than)50% Below cost.........        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total fixed maturities..................  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
Investment grade........................  $1,988.2    $(31.0)     337       $714.3     $(18.0)     140
Below investment grade..................      76.2      (2.0)      25         13.2       (2.8)      10
Not Rated...............................        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===

   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                Amortized cost Estimated
       (Amounts in millions)                       or cost     fair value
       ---------------------                    -------------- ----------
       Due in one year or less.................    $  319.5     $  318.8
       Due after one year through five years...     1,477.6      1,488.0
       Due after five years through ten years..     1,176.1      1,174.0
       Due after ten years.....................       789.0        799.4
                                                   --------     --------
          Subtotal.............................     3,762.2      3,780.2
       Mortgage and asset-backed...............     2,822.4      2,815.8
                                                   --------     --------
          Total fixed maturities...............    $6,584.6     $6,596.0
                                                   ========     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   As of December 31, 2006, $789.6 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, consumer - cyclical and utilities and energy industry groups represented approximately 38.2%, 13.7% and 11.5% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $4.9 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  350.1       27.8%      $  347.9       33.3%
Industrial..........................................       340.0       27.0          354.9       33.9
Retail..............................................       222.8       17.7          234.2       22.4
Apartments..........................................       124.9        9.9           91.8        8.8
Hotel...............................................       133.8       10.6             --         --
Mixed use/other.....................................        88.9        7.0           16.6        1.6
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  365.7       29.0%      $  300.5       28.7%
South Atlantic......................................       262.6       20.8          190.7       18.2
Middle Atlantic.....................................       113.9        9.0          115.9       11.1
East North Central..................................       203.7       16.2          204.6       19.6
Mountain............................................       179.0       14.2           98.1        9.4
West South Central..................................        30.5        2.4           38.7        3.7
West North Central..................................        44.7        3.6           48.2        4.6
East South Central..................................        31.8        2.5           17.3        1.7
New England.........................................        28.6        2.3           31.4        3.0
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $104.8 million and $4.8 million of mortgages secured by real estate in California, which represents 26.9% and 4.0% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

    (Amounts in millions)                               2006   2005   2004
    ---------------------                              -----  -----  -----
    Balance as of January 1........................... $ 4.3  $10.4  $10.4
    Provision charged (released) to operations........  (2.0)  (4.6)   1.0
    Transfers.........................................    --     --   (0.6)
    Amounts written off, net of recoveries............    --   (1.5)  (0.4)
                                                       -----  -----  -----
    Balance as of December 31......................... $ 2.3  $ 4.3  $10.4
                                                       =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                         --------------------------------------------------
                                                   2006                      2005
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Restricted other invested assets........     $283.1        65.8%       $332.0        82.0%
Limited partnerships....................       51.1        11.9          48.6        12.0
Trading securities......................       53.1        12.3          15.0         3.7
Derivatives.............................       30.2         7.0           6.5         1.6
Short-term investments..................       10.0         2.3            --          --
Other investments.......................        2.8         0.7           2.8         0.7
                                             ------       -----        ------       -----
Total...................................     $430.3       100.0%       $404.9       100.0%
                                             ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $277.7      $1.4      $(5.2)     $273.9
U.S. corporate...............................     9.0       0.2         --         9.2
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $286.7      $1.6      $(5.2)     $283.1
                                               ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate...............................     9.0       0.2       (0.1)        9.1
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $333.3      $3.1      $(4.4)     $332.0
                                               ======      ====      =====      ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized
                                                       cost    Estimated
       (Amounts in millions)                          or cost  fair value
       ---------------------                         --------- ----------
       Due in one year or less......................  $  9.0     $  8.9
       Due after one year through five years........    79.3       77.7
       Due after five years through ten years.......   169.3      166.7
       Due after ten years..........................    29.1       29.8
                                                      ------     ------
          Total restricted other invested assets....  $286.7     $283.1
                                                      ======     ======

   As of December 31, 2006, $46.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                               2006    2005     2004
---------------------                                              ------  ------  -------
Unamortized balance as of January 1............................... $321.3  $255.2  $ 923.8
Cost deferred.....................................................  142.3    93.3     89.1
Amortization, net of interest accretion...........................  (32.5)  (27.2)   (23.6)
Transfers due to reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC")--see note 5.........................     --      --   (734.1)
                                                                   ------  ------  -------
Unamortized balance as of December 31.............................  431.1   321.3    255.2
Cumulative effect of net unrealized investment gains (losses).....    1.4    (0.2)    (7.1)
                                                                   ------  ------  -------
Balance as of December 31......................................... $432.5  $321.1  $ 248.1
                                                                   ======  ======  =======

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                           2006                  2005
                                                   --------------------  --------------------
                                                    Gross                 Gross
                                                   carrying Accumulated  carrying Accumulated
(Amounts in millions)                               amount  amortization  amount  amortization
---------------------                              -------- ------------ -------- ------------
Present value of future profits ("PVFP")..........  $152.3     $(51.4)    $142.4     $(41.4)
Capitalized software..............................    26.6      (16.8)      37.1      (14.4)
Deferred sales inducements to contractholders.....    11.5       (1.8)       8.7       (0.8)
All other.........................................     1.0       (1.0)       1.0       (1.0)
                                                    ------     ------     ------     ------
Total.............................................  $191.4     $(71.0)    $189.2     $(57.6)
                                                    ======     ======     ======     ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005, and 2004 was $12.4 million, $16.3 million and $23.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005    2004
---------------------                                                ------  ------  ------
Unamortized balance as of January 1................................. $115.9  $129.7  $173.9
Interest accreted at 4.6%, 4.9% and 5.2%, respectively..............    5.1     6.0     7.1
Amortization........................................................  (15.1)  (19.8)  (27.6)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (23.7)
                                                                     ------  ------  ------
Unamortized balance as of December 31...............................  105.9   115.9   129.7
Accumulated effect of net unrealized investment gains (losses)......   (5.0)  (14.9)  (33.6)
                                                                     ------  ------  ------
Balance as of December 31........................................... $100.9  $101.0  $ 96.1
                                                                     ======  ======  ======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                         2007..................... 6.5%
                         2008..................... 6.0%
                         2009..................... 5.7%
                         2010..................... 4.5%
                         2011..................... 4.7%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   As of December 31, 2006 and 2005, there is no goodwill balance remaining as a result of these charges.

   (5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. The retention limit for issue ages over 75 is $0.1 million.

   On November 30, 2005, we entered into a reinsurance agreement with FCL, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $3.0 billion.

   This agreement is accounted for under the deposit method of accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly. As a result of the merger effective January 1, 2007, this reinsurance agreement has been terminated.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 31.1% of our reinsured life insurance net at risk exposure was ceded to one company.

   Net life insurance in-force as of December 31 is summarized as follows:

 (Amounts in millions)                            2006       2005       2004
 ---------------------                         ---------  ---------  ---------
 Direct life insurance in-force............... $20,392.7  $22,219.1  $24,723.4
 Amounts assumed from other companies.........   1,470.5    1,638.3    1,863.3
 Amounts ceded to other companies.............  (2,676.6)  (3,313.6)  (4,045.2)
                                               ---------  ---------  ---------
 Net in-force................................. $19,186.6  $20,543.8  $22,541.5
                                               =========  =========  =========
 Percentage of amount assumed to net..........       7.7%       8.0%       8.3%
                                               =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

     (Amounts in millions)                          2006    2005    2004
     ---------------------                         ------  ------  ------
     Direct....................................... $107.5  $113.3  $110.8
     Assumed......................................    4.4     3.8     2.5
     Ceded........................................  (15.6)  (13.6)  (16.5)
                                                   ------  ------  ------
     Net premiums earned.......................... $ 96.3  $103.5  $ 96.8
                                                   ======  ======  ======
     Percentage of amount assumed to net..........    4.6%    3.7%    2.6%
                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $124.0 million, $178.2 million and $127.5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                                   Mortality/
                                                   morbidity  Interest rate
(Amounts in millions)                              assumption  assumption     2006     2005
---------------------                              ---------- ------------- -------- --------
Investment contracts..............................   Account
                                                     balance       N/A      $6,685.9 $5,888.3
Limited payment contracts.........................     (a)     4.0% - 7.8%     205.3    203.6
Traditional life insurance contracts..............     (b)     2.5% - 6.0%     281.9    295.8
Universal life type contracts.....................   Account
                                                     balance       N/A       1,729.3  1,756.6
Accident and health...............................     (c)     4.5% - 5.3%      58.2     57.2
                                                                            -------- --------
Total future annuity and contracts benefits.......                          $8,960.6 $8,201.5
                                                                            ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

 (Amounts in millions)                                  2006   2005     2004
 ---------------------                                  ----- ------  -------
 Current federal income tax............................ $17.6 $(13.2) $  34.2
 Deferred federal income tax...........................  32.5   37.2   (166.6)
                                                        ----- ------  -------
    Total federal income tax...........................  50.1   24.0   (132.4)
                                                        ----- ------  -------
 Current state income tax..............................   0.3   (0.8)    (3.5)
 Deferred state income tax.............................   0.7    2.1     (7.4)
                                                        ----- ------  -------
    Total state income tax.............................   1.0    1.3    (10.9)
                                                        ----- ------  -------
        Total provision (benefit) for income taxes..... $51.1 $ 25.3  $(143.3)
                                                        ===== ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                             2006   2005    2004
                                                             ----  -----  ------
Statutory U.S. federal income tax rate...................... 35.0%  35.0%   35.0%
State income tax, net of federal income tax benefit.........  0.5    1.6    (4.2)
Non-deductible goodwill impairment..........................   --   36.8    37.8
Dividends-received deduction................................ (6.9) (17.4)  (11.9)
Reinsurance transactions with UFLIC.........................   --     --  (315.9)
Tax contingencies........................................... 13.1   (9.7)     --
Other, net..................................................  1.1   (0.1)    0.4
                                                             ----  -----  ------
   Effective rate........................................... 42.8%  46.2% (258.8)%
                                                             ====  =====  ======

   The components of the net deferred income tax asset (liability) as of December 31, are as follows:

      (Amounts in millions)                                  2006    2005
      ---------------------                                 ------  ------
      Assets:
         Future annuity and contract benefits.............. $ 72.8  $ 55.8
         Accrued expenses..................................   23.2    48.6
         Investments.......................................   18.0      --
         Other, net........................................    2.7    17.5
                                                            ------  ------
             Total deferred income tax asset...............  116.7   121.9
                                                            ------  ------
      Liabilities:
         Net unrealized gains on investment securities.....    1.8     6.7
         Net unrealized gains on derivatives...............    0.3     0.6
         Investments.......................................     --     6.1
         Present value of future profits...................   24.7    20.1
         Deferred acquisition costs........................  100.3    57.8
         Other, net........................................   17.2    30.5
                                                            ------  ------
             Total deferred income tax liability...........  144.3   121.8
                                                            ------  ------
             Net deferred income tax asset (liability)..... $(27.6) $  0.1
                                                            ======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   As of December 31, 2006 and 2005, the current income tax receivable was $3.4 million and $1.2 million, respectively. In 2006, we recorded $18.2 million in additional paid-in capital as a deemed capital contribution related to taxes, of which $17.9 million related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (8) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $140.5 million, $124.7 million and $117.7 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $67.4 million, $65.0 million and $65.9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $0.5 million, $2.5 million and $3.9 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $7.7 million, $6.3 million and $3.0 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a credit line of $500.0 million with GNA. There was no significant interest expense incurred under this agreement in 2006. Interest expense under this agreement was $0.2 million and $0.1 million for the years ended December 31, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 was $16.1 million and was included with other liabilities in the Consolidated Balance Sheets. No amount was outstanding as of December 31, 2005.

(9) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $2.7 million and $1.6 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $23.5 million and $0.3 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(10) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2006                          2005
                                        ----------------------------- -----------------------------
                                        Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                    amount    amount  fair value  amount    amount  fair value
---------------------                   --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans...........  $    (a) $1,258.8  $1,254.4    $   (a) $1,042.1  $1,054.7
   Other financial instruments.........       (a)     23.1      32.3        (a)     19.6      27.0
Liabilities:
   Borrowings..........................       (a)     16.1      16.1        (a)       --        --
   Investment contract benefits........       (a)  6,685.9   6,625.9        (a)  5,888.3   5,835.0
Other firm commitments:
   Ordinary course of business lending
     commitments.......................    2.7          --        --     1.6          --        --
   Commitments to fund limited
     partnerships......................   23.5          --        --     0.3          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                            2006   2005
---------------------                                                                           -----  -----
Derivatives qualifying as effective hedges as of January 1..................................... $ 1.1  $ 3.3
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.2)...    --    0.4
Reclassification to net income, net of deferred taxes of $0.3 and $1.7.........................  (0.5)  (2.6)
                                                                                                -----  -----
Balance as of December 31...................................................................... $ 0.6  $ 1.1
                                                                                                =====  =====

   Derivatives qualifying as hedges amounting to $0.6 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the years ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                                 December 31,
                                    ---------------------------------------
                                           2006                2005
                   -                ------------------- -------------------
                                    Notional Estimated  Notional Estimated
     (Amounts in millions)           value   fair value  value   fair value
     ---------------------          -------- ---------- -------- ----------
     Interest rate swaps........... $1,276.6   $ 8.2     $ 96.5     $1.1
     Equity index options..........    271.9    16.4       31.0      2.5
     Financial futures.............     18.5      --        8.8      0.1
                                    --------   -----     ------     ----
            Total.................. $1,567.0   $24.6     $136.3     $3.7
                                    ========   =====     ======     ====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $30.2 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $5.6 million and $2.8 million, respectively.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $1.6 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $1.6 million and $2.7 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $2.5 million, $(15.5) million and $38.1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   For a discussion of dividends paid to stockholders, see note 13. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

   Supplemental schedule of non-cash investing and financing activities

                                                                  Years ended December 31,
                                                                  ----------------------
(Amounts in millions)                                             2006    2005     2004
---------------------                                             -----  ------ ---------
Excluded net assets:
   Assets........................................................ $  --  $   -- $ 2,834.9
   Liabilities...................................................    --      --  (2,840.4)
                                                                  -----  ------ ---------
   Net assets transferred........................................ $  --  $   -- $    (5.5)
                                                                  =====  ====== =========
Other non-cash transactions:
   Change in collateral for securities lending transactions...... $  --  $ 23.8 $   (23.8)
   Dividends paid to stockholders................................    --   440.3     379.1
   Tax contingencies and other tax related items.................  18.2      --        --
                                                                  -----  ------ ---------
   Total other non-cash transactions............................. $18.2  $464.1 $   355.3
                                                                  =====  ====== =========

(12) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

          (Amounts in millions)                          2006   2005
          ---------------------                         ------ ------
          Assets secured by:
             Commercial mortgage loans................. $ 77.1 $ 96.5
             Fixed maturities..........................   39.8   66.1
             Other receivables.........................   86.7   91.5
                                                        ------ ------
                 Total assets.......................... $203.6 $254.1
                                                        ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                                   December 31,
                                               ---------------------
                                                  2006       2005
                                               ---------- ----------
                                                    Fair       Fair
           (Amounts in millions)               Cost value Cost value
           ---------------------               ---- ----- ---- -----
           Retained interests--assets......... $5.6 $12.2 $8.0 $10.4
           Servicing assets...................   --    --   --    --
           Recourse liability.................   --    --   --    --
                                               ---- ----- ---- -----
           Total.............................. $5.6 $12.2 $8.0 $10.4
                                               ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(13) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $167.2 million in dividends in 2007 without obtaining regulatory approval.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we did not declare or pay any common stock dividend. In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

(14) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

       (Amounts in millions)                          2006   2005   2004
       ---------------------                         ------ ------ ------
       Statutory net income......................... $169.6 $144.4 $105.8
       Statutory capital and surplus................  587.8  476.0  817.2

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(15) Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding agreements, FABNs and a reinsured block of structured settlements; and (2) Protection, which includes universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   269.8   $  141.2   $ 16.5    $   427.5
Net investment gains (losses)..........................       (7.7)      (1.1)     7.2         (1.6)
Premiums...............................................         --       96.3       --         96.3
Other revenues.........................................       91.4      131.2       --        222.6
                                                         ---------   --------   ------    ---------
   Total revenues......................................      353.5      367.6     23.7        744.8
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      246.1      257.9       --        504.0
Acquisition and operating expenses, net of deferrals...       39.9       30.6      6.0         76.5
Amortization of deferred acquisition costs and
  intangibles..........................................       23.5       21.4       --         44.9
                                                         ---------   --------   ------    ---------
Total benefits and expenses............................      309.5      309.9      6.0        625.4
                                                         ---------   --------   ------    ---------
Income before income taxes.............................       44.0       57.7     17.7        119.4
Provision for income taxes.............................        7.8       20.5     22.8         51.1
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    36.2   $   37.2   $ (5.1)   $    68.3
                                                         =========   ========   ======    =========
Total assets...........................................  $17,901.2   $2,615.9   $703.1    $21,220.2
                                                         =========   ========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   229.5   $  141.0   $ 41.2    $   411.7
Net investment gains (losses)..........................         --         --     (4.5)        (4.5)
Premiums...............................................        0.1      103.4       --        103.5
Other revenues.........................................       58.6      135.9       --        194.5
                                                         ---------   --------   ------    ---------
   Total revenues......................................      288.2      380.3     36.7        705.2
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      194.1      265.4       --        459.5
Acquisition and operating expenses, net of deferrals...       33.3       34.6     22.0         89.9
Amortization of deferred acquisition costs and
  intangibles..........................................       20.1       80.9       --        101.0
                                                         ---------   --------   ------    ---------
   Total benefits and expenses.........................      247.5      380.9     22.0        650.4
                                                         ---------   --------   ------    ---------
Income (loss) before income taxes......................       40.7       (0.6)    14.7         54.8
Provision for income taxes.............................        3.2       20.2      1.9         25.3
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    37.5   $  (20.8)  $ 12.8    $    29.5
                                                         =========   ========   ======    =========
Total assets...........................................  $15,507.4   $2,680.0   $694.6    $18,882.0
                                                         =========   ========   ======    =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                   Retirement
                                                                   Income and             Corporate
(Amounts in millions)                                              Investments Protection and Other Consolidated
---------------------                                              ----------- ---------- --------- ------------
Net investment income.............................................   $238.5      $140.3    $  42.2    $ 421.0
Net investment gains (losses).....................................       --          --        5.7        5.7
Premiums..........................................................      0.4        96.4         --       96.8
Other revenues....................................................     40.0       136.4         --      176.4
                                                                     ------      ------    -------    -------
   Total revenues.................................................    278.9       373.1       47.9      699.9
                                                                     ------      ------    -------    -------
Interest credited, benefits and other changes in policy reserves..    202.4       271.6         --      474.0
Acquisition and operating expenses, net of deferrals..............     17.1        31.1       15.0       63.2
Amortization of deferred acquisition costs and intangibles........     78.6        28.7         --      107.3
                                                                     ------      ------    -------    -------
   Total benefits and expenses....................................    298.1       331.4       15.0      644.5
                                                                     ------      ------    -------    -------
Income (loss) before income taxes and cumulative effect of change
  in accounting principle.........................................    (19.2)       41.7       32.9       55.4
Provision (benefit) for income taxes..............................      8.2        14.8     (166.3)    (143.3)
                                                                     ------      ------    -------    -------
Net income (loss) before cumulative effect of change in accounting
  principle.......................................................    (27.4)       26.9      199.2      198.7
Cumulative effect of change in accounting principle, net of tax...      0.7          --         --        0.7
                                                                     ------      ------    -------    -------
Net income (loss).................................................   $(26.7)     $ 26.9    $ 199.2    $ 199.4
                                                                     ======      ======    =======    =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(16) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                               First Quarter Second Quarter Third Quarter  Fourth Quarter
                               ------------- -------------  -------------  -------------
(Amounts in millions)           2006   2005   2006    2005   2006   2005    2006    2005
---------------------          ------ ------ ------  ------ ------ ------  ------  ------
Net investment income......... $ 91.9 $107.8 $108.1  $ 98.1 $104.1 $101.5  $123.4  $104.3
                               ====== ====== ======  ====== ====== ======  ======  ======
Total revenues................ $165.4 $184.1 $175.2  $170.9 $181.4 $172.3  $222.8  $177.9
                               ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)............. $  9.9 $ 27.0 $ 19.1  $ 15.4 $ 23.3 $(37.9) $ 16.0  $ 25.0
                               ====== ====== ======  ====== ====== ======  ======  ======

(17) Pro Forma Condensed Combined Financial Information (unaudited)

   On January 1, 2007, FHL and FCL merged with and into GLAIC. The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as GLAIC, FHL and FCL are all wholly-owned subsidiaries of Genworth. As the mergers of FHL and FCL will be accounted for as a pooling of interests, we will present pro forma combined financial information for the three years ended December 31, 2006 for the income statement and as of December 31, 2006 for the balance sheet.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL occurred on January 1, 2004 and the AML and GLICNY transfer occurred on January 1, 2006 for the periods indicated:

                                                         For the year ended December 31, 2006
                                     ----------------------------------------------------------------------------
                                                                                            Pro forma
                                                                                          adjustments--
                                                                                           transfer of
                                      Historical                                            American
                                     Genworth Life   Historical                             Mayflower
                                      and Annuity   Federal Home                  Pro         Life
                                       Insurance   Life Insurance                forma      Insurance
                                      Company and   Company and                historical  Company of
                                     Subsidiaries   Subsidiaries  Eliminations  combined    New York    Pro forma
                                     ------------- -------------- ------------ ---------- ------------- ---------
Revenues:
    Premiums........................    $ 96.3        $1,036.0       $  --      $1,132.3     $(38.1)(b) $1,094.2
    Net investment income...........     427.5           689.4          --       1,116.9      (46.8)(b)  1,070.1
    Net investment gains
     (losses).......................      (1.6)            4.7          --           3.1        1.0(b)       4.1
    Policy fees and other income....     222.6           169.7        (9.5)(a)     382.8       (2.1)(b)    380.7
                                        ------        --------       -----      --------     ------     --------
       Total revenues...............     744.8         1,899.8        (9.5)      2,635.1      (86.0)     2,549.1
                                        ------        --------       -----      --------     ------     --------
Benefits and expenses:
    Benefits and other changes in
     policy reserves................     185.8           916.1          --       1,101.9      (40.3)(b)  1,061.6
    Interest credited...............     318.2           188.0        (9.5)(a)     496.7      (16.0)(b)    480.7
    Acquisition and operating
     expenses, net of deferrals.....      76.5           193.9          --         270.4       (0.2)(b)    270.2
    Amortization of deferred
     acquisition costs and
     intangibles....................      44.9            39.2          --          84.1       (1.4)(b)     82.7
    Interest expense................        --           134.0          --         134.0         --        134.0
                                        ------        --------       -----      --------     ------     --------
       Total benefits and
        expenses....................     625.4         1,471.2        (9.5)      2,087.1      (57.9)     2,029.2
                                        ------        --------       -----      --------     ------     --------
Income before income taxes..........     119.4           428.6          --         548.0      (28.1)       519.9
Provision (benefit) for income
 taxes..............................      51.1           137.3          --         188.4      (10.0)(b)    178.4
Equity in net income of
 unconsolidated subsidiary..........        --              --          --            --       17.3(c)      17.3
                                        ------        --------       -----      --------     ------     --------
Net income (loss)...................    $ 68.3        $  291.3       $  --      $  359.6     $ (0.8)    $  358.8
                                        ======        ========       =====      ========     ======     ========

--------
(a)Reflects adjustment to eliminate the intercompany reinsurance between GLAIC and FCL related to the FABN program.
(b)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(c)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                            For the year ended December 31, 2005
                                               -------------------------------------------------------------
                                                Historical
                                               Genworth Life   Historical
                                                and Annuity   Federal Home
                                                 Insurance   Life Insurance
                                                Company and   Company and                Pro forma historical
                                               Subsidiaries   Subsidiaries  Eliminations       combined
                                               ------------- -------------- ------------ --------------------
Revenues:
   Premiums...................................    $103.5        $1,008.9        $--            $1,112.4
   Net investment income......................     411.7           606.9         --             1,018.6
   Net investment gains (losses)..............      (4.5)           (5.2)        --                (9.7)
   Policy fees and other income...............     194.5           167.8         --               362.3
                                                  ------        --------        ---            --------
       Total revenues.........................     705.2         1,778.4         --             2,483.6
                                                  ------        --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves.................................     190.4           954.7         --             1,145.1
   Interest credited..........................     269.1           186.9         --               456.0
   Acquisition and operating expenses, net of
     deferrals................................      89.9           148.0         --               237.9
   Amortization of deferred acquisition costs
     and intangibles..........................     101.0            76.4         --               177.4
   Interest expense...........................        --            48.7         --                48.7
                                                  ------        --------        ---            --------
       Total benefits and expenses............     650.4         1,414.7         --             2,065.1
                                                  ------        --------        ---            --------
Income before income taxes....................      54.8           363.7         --               418.5
Provision for income taxes....................      25.3           122.6         --               147.9
                                                  ------        --------        ---            --------
Net income....................................    $ 29.5        $  241.1        $--            $  270.6
                                                  ======        ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                              For the year ended December 31, 2004
                                                 -------------------------------------------------------------
                                                  Historical
                                                 Genworth Life   Historical
                                                  and Annuity   Federal Home
                                                   Insurance   Life Insurance
                                                  Company and   Company and                Pro forma historical
                                                 Subsidiaries   Subsidiaries  Eliminations       combined
                                                 ------------- -------------- ------------ --------------------
Revenues:
   Premiums.....................................    $  96.8       $1,055.3        $--            $1,152.1
   Net investment income........................      421.0          543.1         --               964.1
   Net investment gains (losses)................        5.7            1.9         --                 7.6
   Policy fees and other income.................      176.4          147.0         --               323.4
                                                    -------       --------        ---            --------
       Total revenues...........................      699.9        1,747.3         --             2,447.2
                                                    -------       --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves...................................      182.8        1,002.7         --             1,185.5
   Interest credited............................      291.2          195.8         --               487.0
   Acquisition and operating expenses, net of
     deferrals..................................       63.2          107.5         --               170.7
   Amortization of deferred acquisition costs
     and intangibles............................      107.3          104.9         --               212.2
   Interest expense.............................         --           24.5         --                24.5
                                                    -------       --------        ---            --------
       Total benefits and expenses..............      644.5        1,435.4         --             2,079.9
                                                    -------       --------        ---            --------
Income before income taxes and cumulative effect
  of change in accounting principle.............       55.4          311.9         --               367.3
Benefit for income taxes........................     (143.3)         (96.7)        --              (240.0)
                                                    -------       --------        ---            --------
Net income before cumulative effect of change in
  accounting principle..........................      198.7          408.6         --               607.3
Cumulative effect of change in accounting
  principle.....................................        0.7           (0.8)        --                (0.1)
                                                    -------       --------        ---            --------
Net income......................................    $ 199.4       $  407.8        $--            $  607.2
                                                    =======       ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL and the AML and GLICNY transfer occurred on December 31, 2006:

                                                                      As of December 31, 2006
                                         ---------------------------------------------------------------------------------
                                                                                                 Pro forma
                                                                                               adjustments--
                                                                                                transfer of
                                          Historical                                             American
                                         Genworth Life   Historical                              Mayflower
                                          and Annuity   Federal Home                               Life
                                           Insurance   Life Insurance              Pro forma     Insurance
                                          Company and   Company and                historical   Company of
                                         Subsidiaries   Subsidiaries  Eliminations  combined     New York        Pro forma
                                         ------------- -------------- ------------ ---------- -------------      ---------
Assets
    Total investments...................   $ 8,479.3     $11,663.2       $  --     $20,142.5    $  (872.3)(a)    $19,604.6
                                                                                                    334.4(b)
    Separate account assets.............    10,383.4            --          --      10,383.4           --         10,383.4
    Reinsurance recoverable.............     1,642.1       7,744.7          --       9,386.8       (321.7)(a)      9,065.1
    Other assets........................       715.4       3,878.0        (2.1)(c)   4,591.3       (183.2)(a)      4,408.1
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total assets.....................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========
Liabilities and stockholders' equity
    Policyholder liabilities............   $ 9,192.7     $15,665.2       $  --     $24,857.9    $  (845.6)(a)    $24,012.3
    Separate account liabilities........    10,383.4            --          --      10,383.4           --         10,383.4
    Non-recourse funding
     obligations........................          --       2,765.0          --       2,765.0           --          2,765.0
    All other liabilities...............       484.0       1,572.1        (2.1)(c)   2,054.0       (245.6)(a)      1,808.4
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total liabilities................    20,060.1      20,002.3        (2.1)     40,060.3     (1,091.2)        38,969.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total stockholders'
           equity.......................     1,160.1       3,283.6          --       4,443.7         48.4(a),(b)   4,492.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total liabilities and
           stockholders'
           equity.......................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.
(c)Reflects the elimination of intercompany balances between GLAIC and FHL Consolidated.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   29.2   $   29.4  $   29.4
       Government--non U.S...........................    127.7      141.8     141.8
       Public utilities..............................    219.2      218.9     218.9
       All other corporate bonds.....................  5,905.2    5,910.2   5,910.2
                                                      --------   --------  --------
          Total fixed maturities.....................  6,281.3    6,300.3   6,300.3
Equity securities....................................     23.2       24.2      24.2
Commercial mortgage loans............................  1,258.8      xxxxx   1,258.8
Policy loans.........................................    170.0      xxxxx     170.0
Other invested assets/(1)/...........................    425.8      xxxxx     427.7
                                                      --------   --------  --------
          Total investments.......................... $8,159.1      xxxxx  $8,181.0
                                                      ========   ========  ========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                     Future Annuity
                                                      And Contract              Other
                                                       Benefits &            Policyholder
                                                       Liability             Liabilities
                                          Deferred   For Policy and           (Excluding
                                         Acquisition    Contract    Unearned   Unearned   Premium
Segment                                     Costs        Claims     Premiums  Premiums)   Revenue
-------                                  ----------- -------------- -------- ------------ -------
December 31, 2006:
   Retirement Income and Investments....   $365.2       $6,894.6     $  --      $134.5    $   --
   Protection...........................     67.3        2,146.1      18.4        (0.9)     96.3
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $432.5       $9,040.7     $18.4      $133.6    $ 96.3
                                           ======       ========     =====      ======    ======
December 31, 2005:
   Retirement Income and Investments....   $245.4       $6,095.0     $  --      $184.0    $  0.1
   Protection...........................     75.7        2,188.6      22.2         0.9     103.4
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $321.1       $8,283.6     $22.2      $184.9    $103.5
                                           ======       ========     =====      ======    ======
December 31, 2004:
   Retirement Income and Investments....                                                  $  0.4
   Protection...........................                                                    96.4
   Corporate and Other..................                                                      --
                                                                                          ------
       Total............................                                                  $ 96.8
                                                                                          ======

                                                        Interest                   Amortization
                                                       Credited &     Acquisition  of Deferred
                                            Net       Benefits and   and Operating Acquisition
                                         Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                                    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                                  ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Retirement Income and Investments....   $269.8        $246.1          $39.9        $ 23.5     $   --
   Protection...........................    141.2         257.9           30.6          21.4       91.9
   Corporate and Other..................     16.5            --            6.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $427.5        $504.0          $76.5        $ 44.9     $ 91.9
                                           ======        ======          =====        ======     ======
December 31, 2005:
   Retirement Income and Investments....   $229.5        $194.1          $33.3        $ 20.1     $  0.4
   Protection...........................    141.0         265.4           34.6          80.9      102.7
   Corporate and Other..................     41.2            --           22.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $411.7        $459.5          $89.9        $101.0     $103.1
                                           ======        ======          =====        ======     ======
December 31, 2004:
   Retirement Income and Investments....   $238.5        $202.4          $17.1        $ 78.6     $  0.3
   Protection...........................    140.3         271.6           31.1          28.7       97.1
   Corporate and Other..................     42.2            --           15.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $421.0        $474.0          $63.2        $107.3     $ 97.4
                                           ======        ======          =====        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................  FI-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  FI-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  FI-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  FI-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  FI-5
Notes to Consolidated Financial Statements.......................................................  FI-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... FI-44
Schedule I, Summary of Investments--other than investments in related parties.................... FI-45
Schedule III, Supplemental Insurance Information................................................. FI-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   The consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007, which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles applicable after financial statements are issued for a period which includes the date of consummation of the business combination.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                           Years ended December 31,
                                   -                                     ---------------------------
                                                                           2006     2005      2004
                                                                         -------- --------  --------
Revenues:
   Premiums............................................................. $1,132.3 $1,112.4  $1,152.1
   Net investment income................................................  1,116.9  1,018.6     964.1
   Net investment gains (losses)........................................      3.1     (9.7)      7.6
   Policy fees and other income.........................................    382.8    362.3     323.4
                                                                         -------- --------  --------
       Total revenues...................................................  2,635.1  2,483.6   2,447.2
                                                                         -------- --------  --------
Benefits and expenses:
   Benefits and other changes in policy reserves........................  1,101.9  1,145.1   1,185.5
   Interest credited....................................................    496.7    456.0     487.0
   Acquisition and operating expenses, net of deferrals.................    270.4    237.9     170.7
   Amortization of deferred acquisition costs and intangibles...........     84.1    177.4     212.2
   Interest expense.....................................................    134.0     48.7      24.5
                                                                         -------- --------  --------
       Total benefits and expenses......................................  2,087.1  2,065.1   2,079.9
                                                                         -------- --------  --------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................    548.0    418.5     367.3
Provision (benefit) for income taxes....................................    188.4    147.9    (240.0)
                                                                         -------- --------  --------
Net income before cumulative effect of change in accounting principle...    359.6    270.6     607.3
Cumulative effect of change in accounting principle, net of tax of $0.0
  million...............................................................       --       --      (0.1)
                                                                         -------- --------  --------
Net income.............................................................. $  359.6 $  270.6  $  607.2
                                                                         ======== ========  ========



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                          December 31,
                                                                                      -------------------
                                                                                        2006       2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturities available-for-sale, at fair value............................ $15,962.7 $13,566.5
       Equity securities available-for-sale, at fair value...........................      35.8      29.1
       Commercial mortgage loans.....................................................   2,917.1   2,680.2
       Policy loans..................................................................     486.7     471.5
       Other invested assets ($429.8 and $483.6 restricted)..........................     740.2     980.9
                                                                                      --------- ---------
              Total investments......................................................  20,142.5  17,728.2
   Cash and cash equivalents.........................................................     423.8     555.0
   Accrued investment income.........................................................     172.3     159.4
   Deferred acquisition costs........................................................   2,660.0   2,149.6
   Goodwill..........................................................................     471.2     471.2
   Intangible assets.................................................................     520.7     563.1
   Reinsurance recoverable...........................................................   9,386.8  10,187.0
   Other assets......................................................................     343.3     437.8
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $44,504.0 $41,028.6
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $24,371.6 $23,443.0
       Liability for policy and contract claims......................................     279.3     322.1
       Other policyholder liabilities................................................     207.0     246.8
       Deferred income tax liability.................................................   1,004.5     799.9
       Non-recourse funding obligations..............................................   2,765.0   1,400.0
       Other liabilities ($436.6 and $487.1 restricted)..............................   1,049.5   1,434.0
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  40,060.3  36,423.1
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................   4,025.3   4,020.1
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................      21.7      84.1
          Derivatives qualifying as hedges...........................................       0.3       0.9
          Additional minimum pension liability.......................................        --      (3.3)
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................      22.0      81.7
       Retained earnings.............................................................     260.8     358.1
                                                                                      --------- ---------
              Total stockholders' equity.............................................   4,443.7   4,605.5
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $44,504.0 $41,028.6
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $4,144.2     $ 618.1    $ 765.6    $5,673.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      607.2       607.2
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (415.8)        --      (415.8)
   Derivatives qualifying as hedges...      --      --         --         1.5         --         1.5
   Additional minimum pension
     liability........................      --      --         --        (3.1)        --        (3.1)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         189.8
Contributed capital...................      --      --        0.5          --         --         0.5
Dividends and other transactions with
  stockholders........................      --      --        2.9          --     (829.0)     (826.1)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2004......   120.0    25.6    4,147.6       200.7      543.8     5,037.7
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges...      --      --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability........................      --      --         --        (0.2)        --        (0.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         151.6
Dividends and other transactions with
  stockholders........................      --      --     (127.5)         --     (456.3)     (583.8)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2005......   120.0    25.6    4,020.1        81.7      358.1     4,605.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges...      --      --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability........................      --      --         --         3.3         --         3.3
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         299.9
Redemption of preferred stock.........   (10.0)     --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --        5.2          --     (456.9)     (451.7)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $4,025.3     $  22.0    $ 260.8    $4,443.7
                                        ======   =====   ========     =======    =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                             Years ended December 31,
                                                                         -------------------------------
                                                                            2006       2005       2004
                                                                         ---------  ---------  ---------
Cash flows from operating activities:
   Net income........................................................... $   359.6  $   270.6  $   607.2
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses...................................      (3.1)       9.7       (7.6)
       Charges assessed to policyholders................................    (295.2)    (303.5)    (280.1)
       Purchases of trading securities..................................     (49.3)     (15.0)        --
       Amortization of fixed maturity discounts and premiums............       0.3       14.7       22.5
       Acquisition costs deferred.......................................    (461.2)    (381.9)    (335.7)
       Amortization of deferred acquisition costs and intangibles.......      84.1      177.4      212.2
       Deferred income taxes............................................     236.0      393.5     (215.5)
       Change in certain assets and liabilities:
          Accrued investment income and other assets....................      32.5       (6.6)     142.0
          Insurance reserves............................................     718.0      674.1    1,006.1
          Other liabilities and policy-related balances.................       2.4     (363.3)      89.9
                                                                         ---------  ---------  ---------
       Net cash from operating activities...............................     624.1      469.7    1,241.0
                                                                         ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets.............................................................   1,608.1    2,595.4      942.3
   Proceeds from maturities of investment securities and other invested
     assets.............................................................   1,970.4    1,536.3    2,199.5
   Principal collected on commercial mortgage loans.....................     228.0      483.3      455.8
   Purchases of investment securities and other invested assets.........  (6,187.2)  (3,675.8)  (3,569.9)
   Commercial mortgage loan originations................................    (461.4)    (611.8)    (497.6)
   Policy loans, net....................................................     (15.2)      (4.3)     (16.9)
   Short-term investment activity, net..................................     (12.0)      15.0      134.4
                                                                         ---------  ---------  ---------
       Net cash from investing activities...............................  (2,869.3)     338.1     (352.4)
                                                                         ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.......................   5,237.1    2,394.8    2,036.5
   Redemption and benefit payments on investment contracts..............  (4,047.0)  (3,502.1)  (2,802.6)
   Proceeds from secured borrowings from affiliate......................        --       30.1         --
   Proceeds from short-term borrowings and other, net...................     423.0      965.5      715.4
   Payments on short-term borrowings....................................    (394.4)    (997.9)    (712.8)
   Proceeds from issuance of non-recourse funding obligations...........   1,365.0      500.0      300.0
   Redemption of surplus notes..........................................        --         --      (21.8)
   Redemption of preferred stock........................................     (10.0)        --      (36.8)
   Dividends paid stockholders..........................................    (459.7)    (125.6)     (93.3)
                                                                         ---------  ---------  ---------
       Net cash from financing activities...............................   2,114.0     (735.2)    (615.4)
                                                                         ---------  ---------  ---------
       Net change in cash and cash equivalents..........................    (131.2)      72.6      273.2
   Cash and cash equivalents at beginning of year.......................     555.0      482.4      209.2
                                                                         ---------  ---------  ---------
   Cash and cash equivalents at end of year............................. $   423.8  $   555.0  $   482.4
                                                                         =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became an direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance"). The accompanying consolidated financial statements have been represented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL are all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. For these consolidated financial statements, AML was included for all periods presented as the mergers of FHL and FCL were accounted for as a pooling of interests for entities under common control.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company ("Jamestown"), River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV ("River Lake IV"), and Rivermont Life Insurance Company I ("Rivermont I"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Protection and (ii) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   Retirement Income and Institutional contracts include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers. In 2006, we decided to discontinue the sale of structured settlement annuities. We do not expect this to have a material impact on the consolidated financial statements as the majority of our structured settlement business was reinsured to Union Fidelity Life Insurance Company ("UFLIC"), a former affiliate, in 2004.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Securities Lending Activity

   We engage in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $84.9 million and $367.3 million at December 31, 2006 and 2005, respectively. As of December 31, 2006, we had no non-cash collateral. As of December 31, 2005, we had $6.9 million of non-cash collateral.

   (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (l) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our DAC recoverability testing.

   (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no goodwill impairment charge recorded in 2006.

   (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (r) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (u) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.1 million reduction in income, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits and on universal life contracts with secondary guarantees.

   (v) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

(2) Investments


   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                  2006      2005     2004
---------------------                                --------  --------  ------
Fixed maturities--taxable........................... $  864.9  $  798.9  $784.3
Fixed maturities--non-taxable.......................       --       0.1     0.1
Commercial mortgage loans...........................    184.0     172.1   160.4
Equity securities...................................      0.8       1.5     1.7
Other investments...................................     58.7      35.2     7.7
Policy loans........................................     30.1      29.4    26.0
                                                     --------  --------  ------
   Gross investment income before expenses and fees.  1,138.5   1,037.2   980.2
Expenses and fees...................................    (21.6)    (18.6)  (16.1)
                                                     --------  --------  ------
   Net investment income............................ $1,116.9  $1,018.6  $964.1
                                                     ========  ========  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

  (Amounts in millions)                                2006    2005    2004
  ---------------------                               ------  ------  ------
  Available-for-sale securities:
     Realized gains on sale.......................... $ 24.7  $ 33.7  $ 30.1
     Realized losses on sale.........................  (25.7)  (15.5)  (16.0)
  Impairments........................................   (0.5)  (27.9)   (6.5)
  Net unrealized gains (losses) on trading securities   (1.1)     --      --
  Derivative instruments.............................    5.7      --      --
                                                      ------  ------  ------
  Net investments gains (losses)..................... $  3.1  $ (9.7) $  7.6
                                                      ======  ======  ======

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                               2006    2005     2004
---------------------                                                              ------  ------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturities............................................................... $ 69.0  $182.2  $ 406.8
   Equity securities..............................................................    1.2     6.1      6.7
   Restricted other invested assets...............................................   (6.8)   (3.5)      --
                                                                                   ------  ------  -------
       Subtotal...................................................................   63.4   184.8    413.5
                                                                                   ------  ------  -------
Adjustments to the present value of future profits and deferred acquisitions costs  (30.2)  (55.7)  (104.4)
Deferred income taxes, net........................................................  (11.5)  (45.0)  (108.2)
                                                                                   ------  ------  -------
       Net unrealized gains (losses) on investment securities..................... $ 21.7  $ 84.1  $ 200.9
                                                                                   ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                 2006     2005     2004
---------------------                                                               -------  -------  -------
Net unrealized gains (losses) on investment securities as of January 1............. $  84.1  $ 200.9  $ 616.7
                                                                                    -------  -------  -------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..............................  (122.5)  (235.0)    16.5
   Adjustment to deferred acquisition costs........................................     4.7      6.1     15.3
   Adjustment to present value of future profits...................................    20.8     42.6     (7.4)
   Provision for deferred income taxes.............................................    33.5     63.2    (10.8)
                                                                                    -------  -------  -------
       Changes in unrealized gains (losses) on investment securities...............   (63.5)  (123.1)    13.6
Unrealized gains associated with securities transferred in connection with
  reinsurance transactions with UFLIC, net of deferred taxes--see note 5...........      --       --   (424.5)
Reclassification adjustments to net investment (gains) losses net of deferred taxes
  of $(0.5), $(3.4) and $2.7.......................................................     1.1      6.3     (4.9)
                                                                                    -------  -------  -------
Net unrealized gains (losses) on investment securities as of December 31........... $  21.7  $  84.1  $ 200.9
                                                                                    =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   205.0     $ 13.3    $  (0.3)  $   218.0
Non-U.S. government........................................      276.3       31.4       (0.1)      307.6
U.S. corporate.............................................    7,127.5      138.3      (91.3)    7,174.5
Non-U.S. corporate.........................................    1,678.3       17.9      (25.3)    1,670.9
Mortgage and asset-backed..................................    6,606.6       26.6      (41.5)    6,591.7
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   15,893.7      227.5     (158.5)   15,962.7
Equity securities..........................................       34.6        1.6       (0.4)       35.8
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                             =========     ======    =======   =========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   242.8     $ 16.1    $  (0.7)  $   258.2
Non-U.S. government........................................      241.2       20.8       (0.5)      261.5
U.S. corporate.............................................    7,097.7      222.9      (60.8)    7,259.8
Non-U.S. corporate.........................................    1,276.3       29.7      (17.2)    1,288.8
Mortgage and asset-backed..................................    4,526.3       21.4      (49.5)    4,498.2
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   13,384.3      310.9     (128.7)   13,566.5
Equity securities..........................................       23.0        6.8       (0.7)       29.1
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $13,407.3     $317.7    $(129.4)  $13,595.6
                                                             =========     ======    =======   =========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entites....  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S...............        --        --       --           5.5      (0.1)       6
   U.S. corporate....................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset backed......................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage backed...................     536.9      (2.6)     107         821.7     (24.2)     203
                                       --------    ------      ---      --------   -------      ---
     Subtotal........................   2,999.2     (33.2)     544       3,903.9    (125.3)     802
   Equity securities.................        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost.................        --        --       --           1.7      (0.7)       2
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------   -------      ---
Total fixed maturities...............   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                       --------    ------      ---      --------   -------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.9      (0.2)       8
   20-50% Below cost.................        --        --       --            --        --       --
   (greater than)50% Below cost......        --        --       --            --      (0.2)       1
                                       --------    ------      ---      --------   -------      ---
Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
Investment grade.....................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade...............     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated............................        --        --       --           1.2      (0.2)       8
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 1,355 securities accounting for unrealized losses of $158.9 million. Of these unrealized losses, 93.2% were investment grade (rated AAA through BBB-) and 99.4% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   For the fixed maturity securities in an unrealized loss position as of December 31, 2006, two securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

$0.7 million unrealized loss. For equity securities in an unrealized loss position as of December 31, 2006, one security is below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $0.2 million of unrealized loss.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities...  $   61.5    $ (0.4)      16      $   13.8    $ (0.3)       3
   Government--non U.S...............      29.7      (0.4)      26           3.4      (0.1)       4
   U.S. corporate....................   1,935.0     (42.3)     428         477.8     (18.5)     115
   Corporate--non U.S................     404.6      (9.8)      98         180.7      (7.4)      25
   Asset backed......................   1,218.9     (11.9)     128         120.1      (1.6)      27
   Mortgage backed...................   1,396.3     (27.1)     250         309.2      (8.9)      95
                                       --------    ------      ---      --------    ------      ---
     Subtotal........................   5,046.0     (91.9)     946       1,105.0     (36.8)     269
   Equity securities.................        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $5,034.3    $(87.8)     942      $1,095.5    $(32.0)     260
   20-50% Below cost.................      11.7      (4.1)       4           9.5      (4.8)       9
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------    ------      ---
Total fixed maturities...............   5,046.0     (91.9)     946       1,105.0     (36.8)     269
                                       --------    ------      ---      --------    ------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.4      (0.3)       5
   20-50% Below cost.................        --        --       --           0.6      (0.2)       7
   (greater than)50% Below cost......        --        --       --            --      (0.2)       2
                                       --------    ------      ---      --------    ------      ---
Total equity maturities..............        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
Investment grade.....................  $4,831.7    $(82.6)     865      $1,055.2    $(30.3)     234
Below investment grade...............     214.3      (9.3)      81          50.4      (6.6)      37
Not Rated............................        --        --       --           1.4      (0.6)      12
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   450.9    $   450.9
        Due after one year through five years.     2,307.0      2,338.8
        Due after five years through ten years     2,823.4      2,826.2
        Due after ten years...................     3,705.8      3,755.1
                                                 ---------    ---------
           Subtotal...........................     9,287.1      9,371.0
        Mortgage and asset-backed.............     6,606.6      6,591.7
                                                 ---------    ---------
           Total fixed maturities.............   $15,893.7    $15,962.7
                                                 =========    =========

   As of December 31, 2006, $1,562.9 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, utilities and energy, consumer--non cyclical and consumer--cyclical industry groups represented approximately 32.1%, 19.5%, 11.4% and 10.2% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $18.0 million and $17.5 million, respectively, of securities are on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  802.3       27.4%      $  798.3       29.7%
Industrial..........................................       854.7       29.3          887.4       33.0
Retail..............................................       707.5       24.2          674.5       25.1
Apartments..........................................       271.0        9.3          268.6       10.0
Hotel...............................................       174.4        6.0           20.2        0.7
Mixed use/other.....................................       111.4        3.8           39.0        1.5
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  804.7       27.6%      $  780.5       29.0%
South Atlantic......................................       722.7       24.7          630.6       23.5
Middle Atlantic.....................................       344.1       11.8          355.7       13.2
East North Central..................................       351.5       12.0          338.8       12.6
Mountain............................................       278.6        9.5          181.6        6.8
West South Central..................................        96.2        3.3           87.7        3.3
West North Central..................................       167.1        5.7          145.4        5.4
East South Central..................................       100.9        3.5          110.6        4.1
New England.........................................        55.5        1.9           57.1        2.1
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $120.4 million and $97.8 million of mortgages secured by real estate in California, which represents 18.6% and 16.1% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2006   2005   2004
            ---------------------              -----  -----  -----
            Balance as of January 1........... $11.0  $15.9  $15.8
            Provision.........................  (5.7)  (2.3)   2.5
            Amounts written off and reductions    --   (2.6)  (2.4)
                                               -----  -----  -----
            Balance as of December 31......... $ 5.3  $11.0  $15.9
                                               =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2006                      2005
                                 ------------------------  ------------------------
(Amounts in millions)            Carrying value % of total Carrying value % of total
---------------------            -------------- ---------- -------------- ----------
Restricted other invested assets     $429.8        58.1%       $483.6        49.3%
Securities lending..............       84.9        11.5         374.2        38.1
Limited partnerships............      103.0        13.9          98.7        10.1
Trading securities..............       62.3         8.4          15.0         1.5
Derivatives.....................       45.3         6.1           6.5         0.7
Short-term investments..........       12.0         1.6            --          --
Other investments...............        2.9         0.4           2.9         0.3
                                     ------       -----        ------       -----
Total...........................     $740.2       100.0%       $980.9       100.0%
                                     ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate........................    41.1       0.4       (0.5)       41.0
                                        ------      ----      -----      ------
Total restricted other invested assets  $436.6      $2.2      $(9.0)     $429.8
                                        ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $445.9      $3.6      $(6.8)     $442.7
U.S. corporate........................    41.2       0.4       (0.7)       40.9
                                        ------      ----      -----      ------
Total restricted other invested assets  $487.1      $4.0      $(7.5)     $483.6
                                        ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $  9.0     $  8.9
        Due after one year through five years.....   124.1      121.6
        Due after five years through ten years....   256.9      252.3
        Due after ten years.......................    46.6       47.0
                                                    ------     ------
           Total restricted other invested assets.  $436.6     $429.8
                                                    ======     ======

   As of December 31, 2006, $77.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                              2006      2005      2004
---------------------                                            --------  --------  --------
Unamortized balance as of January 1............................. $2,162.4  $1,833.8  $2,357.2
Cost deferred...................................................    461.2     381.9     335.7
Amortization, net of interest accretion.........................    (21.7)    (53.3)    (77.5)
Transfers due to reinsurance transactions with UFLIC- see note 5       --        --    (781.6)
Adjustment......................................................     66.2        --        --
                                                                 --------  --------  --------
Unamortized balance as of December 31...........................  2,668.1   2,162.4   1,833.8
Cumulative effect of net unrealized investment gains (losses)...     (8.1)    (12.8)    (18.9)
                                                                 --------  --------  --------
Balance as of December 31....................................... $2,660.0  $2,149.6  $1,814.9
                                                                 ========  ========  ========

   The adjustment is the result of a reclassification from future annuity and contract benefits.

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2006                  2005
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $700.7    $(210.2)    $679.9    $(154.4)
Capitalized software.........................    94.7      (74.2)      97.3      (68.7)
Deferred sales inducements to contractholders    11.5       (1.8)       8.7       (0.8)
All other....................................     2.5       (2.5)       2.5       (1.4)
                                               ------    -------     ------    -------
Total........................................  $809.4    $(288.7)    $788.4    $(225.3)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005 and 2004 was $62.4 million, $66.6 million and $74.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005     2004
---------------------                                                ------  ------  -------
Unamortized balance as of January 1................................. $568.4  $623.6  $ 878.1
Interest accreted at 5.8%, 5.8% and 5.9%, respectively..............   31.2    34.7     44.1
Amortization........................................................  (87.0)  (89.9)   (99.2)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (199.4)
                                                                     ------  ------  -------
Unamortized balance as of December 31...............................  512.6   568.4    623.6
Accumulated effect of net unrealized investment gains (losses)......  (22.1)  (42.9)   (85.5)
                                                                     ------  ------  -------
Balance as of December 31........................................... $490.5  $525.5  $ 538.1
                                                                     ======  ======  =======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                    2007............................... 8.7%
                    2008............................... 7.6%
                    2009............................... 6.7%
                    2010............................... 5.6%
                    2011............................... 5.5%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $471.2 million as of December 31, 2006 and 2005. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2006 and 2005. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Institutional reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. Beginning January 1, 2007, we increased the maximum amount to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   On April 15, 2004, Jamestown, our indirect wholly owned subsidiary, terminated a modified coinsurance retrocession agreement with GLIC, effective as of January 1, 2004, pursuant to which GLIC retroceded to Jamestown a block of long-term care business that GLIC assumed from The Travelers Insurance Company. This recapture resulted in $149.9 million increase in equity that was recorded in the Consolidated Statement of Changes in Stockholders' Equity as a component of the other transaction with stockholders.

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 26.1% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Net life insurance in-force as of December 31 is summarized as follows:

  (Amounts in millions)                    2006         2005         2004
  ---------------------                -----------  -----------  -----------
  Direct life insurance in force...... $ 580,923.9  $ 544,147.9  $ 488,727.1
  Amounts assumed from other companies    51,281.5     35,334.0     45,954.6
  Amounts ceded to other companies....  (237,098.8)  (239,598.8)  (257,715.8)
                                       -----------  -----------  -----------
  Net in-force........................ $ 395,106.6  $ 339,883.1  $ 276,965.9
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        13.0%        10.4%        16.6%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                                    ----------------------------  ----------------------------
(Amounts in millions)                 2006      2005      2004      2006      2005      2004
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,393.7  $1,404.4  $1,462.5  $1,394.7  $1,405.3  $1,463.1
Assumed............................    101.3      71.7     140.6     101.3      86.9     100.2
Ceded..............................   (398.0)   (393.8)   (478.6)   (363.7)   (379.8)   (411.2)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,097.0  $1,082.3  $1,124.5  $1,132.3  $1,112.4  $1,152.1
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    8.9%      7.8%      8.7%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,413.5 million, $1,048.2 million and $993.0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                            Mortality/
                                            morbidity  Interest rate
(Amounts in millions)                       assumption  assumption     2006      2005
---------------------                       ---------- ------------- --------- ---------
Investment contracts.......................   Account
                                              balance       N/A      $ 9,457.6 $ 8,866.9
Limited payment contracts..................     (a)     3.5% - 8.0%    7,960.3   7,878.2
Traditional life insurance contracts.......     (b)    6.45% - 7.40%   2,171.4   2,031.8
Universal life type contracts..............   Account
                                              balance       N/A        4,692.3   4,574.3
Accident and health........................     (c)    4.5% - 5.25%       90.0      91.8
                                                                     --------- ---------
Total future annuity and contracts benefits                          $24,371.6 $23,443.0
                                                                     ========= =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(7) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)                                                        2006     2005     2004
---------------------                                                      -------  -------  -------
Balance as of January 1................................................... $ 322.1  $ 393.1  $ 327.2
Less reinsurance recoverables.............................................  (152.0)  (173.7)  (171.2)
                                                                           -------  -------  -------
   Net balance as of January 1............................................   170.1    219.4    156.0
                                                                           -------  -------  -------
Amounts transferred in connection with reinsurance transactions with UFLIC      --       --    (24.9)
Incurred related to insured events of:
   Current year...........................................................   487.1    447.3    636.3
   Prior years............................................................    (1.6)     3.8     (1.5)
                                                                           -------  -------  -------
       Total incurred.....................................................   485.5    451.1    634.8
                                                                           -------  -------  -------
Paid related to insured events of:
   Current year...........................................................  (397.0)  (364.5)  (440.9)
   Prior years............................................................   (98.7)  (135.9)  (105.6)
                                                                           -------  -------  -------
       Total paid.........................................................  (495.7)  (500.4)  (546.5)
                                                                           -------  -------  -------
   Net balance as of December 31..........................................   159.9    170.1    219.4
                                                                           -------  -------  -------
Add reinsurance recoverables..............................................   119.4    152.0    173.7
                                                                           -------  -------  -------
   Balance as of December 31.............................................. $ 279.3  $ 322.1  $ 393.1
                                                                           =======  =======  =======

   For each of the three years presented above, the change in prior years incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(8) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the years ended December 31, 2005 and 2004, we have recognized net periodic benefit costs of $2.0 million and $1.0 million, respectively. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, an affiliate. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(9) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance businesses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

          (Amounts in millions)
          ---------------------
          Issuance                                     2006     2005
          --------                                   -------- --------
          River Lake I (a), due 2033................ $  600.0 $  600.0
          River Lake I (b), due 2033................    200.0    200.0
          River Lake I (a), due 2033................    300.0       --
          River Lake II (a), due 2035...............    300.0    300.0
          River Lake II (b), due 2035...............    300.0    300.0
          River Lake III (b), due 2036..............    750.0       --
          Rivermont I (b), due 2050.................    315.0       --
                                                     -------- --------
             Total non-recourse funding obligations. $2,765.0 $1,400.0
                                                     ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus margin
(b)Accrual of interest based on one-month LIBOR plus margin

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2006 and 2005 was 5.4% and 4.5%, respectively. Because the non-recourse funding obligations bear variable interest rates, carrying value approximates fair value as of December 31, 2006 and 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(10) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Amounts in millions)                                   2006     2005     2004
---------------------                                  ------  -------  -------
Current federal income tax............................ $(55.1) $(229.3) $ (24.4)
Deferred federal income tax...........................  233.0    368.5   (204.8)
                                                       ------  -------  -------
   Total federal income tax...........................  177.9    139.2   (229.2)
                                                       ------  -------  -------
Current state income tax..............................    7.5    (16.3)    (0.1)
Deferred state income tax.............................    3.0     25.0    (10.7)
                                                       ------  -------  -------
   Total state income tax.............................   10.5      8.7    (10.8)
                                                       ------  -------  -------
       Total provision (benefit) for income taxes..... $188.4  $ 147.9  $(240.0)
                                                       ======  =======  =======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                        2006  2005    2004
                                                        ----  ----  ------
    Statutory U.S. federal income tax rate............. 35.0% 35.0%   35.0%
    State income tax, net of federal income tax benefit  1.2   1.4    (0.6)
    Non-deductible goodwill impairment.................   --   4.8     5.7
    Dividends-received deduction....................... (1.5) (2.3)   (1.8)
    Reinsurance transactions with UFLIC................   --    --  (104.6)
    Tax contingencies.................................. (0.6) (1.2)    0.7
    Other, net.........................................  0.3  (2.4)    0.3
                                                        ----  ----  ------
       Effective rate.................................. 34.4% 35.3%  (65.3)%
                                                        ====  ====  ======

   The components of the net deferred income tax liability as of December 31, are as follows:

       (Amounts in millions)                               2006    2005
       ---------------------                             -------- ------
       Assets:
          Investments................................... $   26.3 $  2.7
          Accrued expenses..............................     24.5   95.0
          Net operating loss carryforwards..............    221.5   31.2
          Other.........................................     57.2   35.5
                                                         -------- ------
              Total deferred income tax asset...........    329.5  164.4
                                                         -------- ------
       Liabilities:
          Future annuity and contract benefits..........    459.2   89.2
          Net unrealized gains on investment securities.     11.5   45.0
          Net unrealized gains on derivatives...........      0.2    0.5
          Present value of future profits...............    159.4  166.0
          Deferred acquisition costs....................    698.0  557.8
          Other.........................................      5.7  105.8
                                                         -------- ------
              Total deferred income tax liability.......  1,334.0  964.3
                                                         -------- ------
              Net deferred income tax liability......... $1,004.5 $799.9
                                                         ======== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $632.9 million as of December 31, 2006, and if unused, will expire beginning in 2021.

   As of December 31, 2006 and 2005, the current income tax receivable was $144.7 million and $201.6 million, respectively, and was included in other assets in the Consolidated Balance Sheets. We recorded $3.5 million, $(5.0) million and $2.7 million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006, 2005 and 2004. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $(107.3) million, $(154.5) million and $4.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. Cash paid for interest related to our non-recourse funding obligations was $116.6 million, $40.5 million and $14.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   For a discussion of dividends paid to stockholders, see note 16. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

  Supplemental schedule of non-cash investing and financing activities

                                                             Years ended December 31,
                                                             -----------------------
(Amounts in millions)                                        2006   2005      2004
---------------------                                        ----- ------  ---------
Excluded net assets:
   Assets................................................... $  -- $   --  $ 9,834.5
   Liabilities..............................................    --     --   (9,997.8)
                                                             ----- ------  ---------
   Net assets transferred................................... $  -- $   --  $  (163.3)
                                                             ===== ======  =========
Other non-cash transactions:
   Repayment of surplus notes and accrued interest.......... $  -- $   --  $   543.4
   Repayment of preferred stock.............................    --     --      216.6
   Recapture of reinsurance agreement.......................    --     --     (149.9)
   Change in collateral for securities lending transactions.   6.9   27.5      (34.4)
   Dividends paid to stockholders...........................    --  440.3      888.9
   Tax contingencies and other tax related items............   4.3   (5.0)       2.7
                                                             ----- ------  ---------
   Total other non-cash transactions........................ $11.2 $462.8  $ 1,467.3
                                                             ===== ======  =========

(12) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $297.2 million, $278.0 million and $259.8 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $175.3 million, $109.1 million and $112.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million, $4.6 million and $8.2 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $15.6 million, $13.1 million and $6.5 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. Interest expense under this agreement was $0.7 million, $0.5 million and $0.2 million for the years ended December 31, 2006, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 and 2005 was $31.9 million and $6.5 million, respectively, and was included with other liabilities in the Consolidated Balance Sheets.

   In 2004, FCL redeemed $250.0 million of its preferred stock from GE Financial Assurance Holdings, Inc. FCL paid an accrued preferred stock dividend of $7.3 million to GE Financial Assurance Holdings, Inc. The redemption and accrued dividend was paid in cash of $44.0 million and the remainder in securities.

   In 2004, Jamestown redeemed $369.0 million of surplus notes issued to GE Financial Assurance Holdings, Inc. and $91.0 million of surplus notes issued to Brookfield Life Assurance Company Limited, both affiliates of Jamestown. The redemption was paid in cash of $21.8 million and the remainder in securities equal to the principal of $460.0 million and accrued interest of $105.2 million on the outstanding surplus notes.

(13) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $23.4 million and $3.5 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $86.7 million and $56.7 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings and non-recourse funding obligations. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                         2006                          2005
                                             ----------------------------- -----------------------------
                                             Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                         amount    amount  fair value  amount    amount  fair value
---------------------                        --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans................  $    (a) $2,917.1  $2,913.4   $    (a) $2,680.2  $2,735.9
   Other financial instruments..............       (a)     49.8      64.7        (a)     57.6      75.1
Liabilities:
   Borrowings and related instruments:
       Borrowings...........................       (a)     31.9      31.9        (a)      6.5       6.5
       Non-recourse funding obligations.....       (a)  2,765.0   2,765.0        (a)  1,400.0   1,400.0
       Investment contract benefits.........       (a)  9,457.6   9,690.2        (a)  8,866.9   9,121.6
Other firm commitments:
   Ordinary course of business lending
     commitments............................   23.4          --        --     3.5          --        --
   Commitments to fund limited
     partnerships...........................   86.7          --        --    56.7          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                         2006   2005
---------------------                                                                        -----  -----
Derivatives qualifying as effective hedges as of January 1.................................. $ 0.9  $ 2.9
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.4)    --    0.7
Reclassification to net income, net of deferred taxes of $0.3 and $1.5......................  (0.6)  (2.7)
                                                                                             -----  -----
Balance as of December 31................................................................... $ 0.3  $ 0.9
                                                                                             =====  =====

   Derivatives qualifying as hedges amounting to $0.3 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.2 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the year ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                                  --------------------------------------
                                         2006                2005
                                  ------------------- ------------------
                                  Notional Estimated  Notional Estimated
       (Amounts in millions)       value   fair value  value   fair value
       ---------------------      -------- ---------- -------- ----------
       Interest rate swaps....... $1,303.1   $ 7.4     $126.0    $(0.8)
       Equity index options......    271.9    16.4       31.0      2.5
       Limited parental guarantee    250.0    15.1         --       --
       Financial futures.........     18.5      --        8.8      0.1
                                  --------   -----     ------    -----
              Total.............. $1,843.5   $38.9     $165.8    $ 1.8
                                  ========   =====     ======    =====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $45.3 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $6.4 million and $4.7 million, respectively.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the Consolidated Statements of Income. As of December 31, 2006, the fair value of this derivative was $15.1 million and was recorded in other invested assets.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $2.4 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $2.4 million and $4.6 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(15) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

                  (Amounts in millions)          2006   2005
                  ---------------------         ------ ------
                  Assets secured by:
                     Commercial mortgage loans. $126.8 $158.7
                     Fixed maturities..........   90.2  150.0
                     Other receivables.........   86.7   91.5
                                                ------ ------
                         Total assets.......... $303.7 $400.2
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                               December 31,
                                          ----------------------
                                             2006       2005
                                          ---------- -----------
                                               Fair        Fair
               (Amounts in millions)      Cost value Cost  value
               ---------------------      ---- ----- ----- -----
               Retained interests--assets $9.7 $19.4 $14.2 $16.6
               Servicing assets..........   --    --    --    --
               Recourse liability........   --    --    --    --
                                          ---- ----- ----- -----
               Total..................... $9.7 $19.4 $14.2 $16.6
                                          ==== ===== ===== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $471.3 million in dividends in 2007 without obtaining regulatory approval. Based on statutory results as of December 31, 2006, we estimate our insurance subsidiaries could pay dividends of approximately $33.1 million to us in 2007 without obtaining regulatory approval.

   In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $972.6 million, consisting of cash in the amount of $83.7 million and securities in the amount of $888.9 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2006     2005     2004
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 538.0  $ 357.9  $ 626.8
Captive life reinsurance subsidiaries combined statutory net losses.........................................................  (894.7)  (333.1)  (365.3)
                                                                  -------  -------  -------
Combined statutory net income (losses)........................... $(356.7) $  24.8  $ 261.5
                                                                  =======  =======  =======

                                                      As of December 31,
                                                      -----------------
        (Amounts in millions)                           2006      2005
        ---------------------                         --------  --------
        Combined statutory capital and surplus....... $1,323.7  $1,564.4

   Statutory net income (losses) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (losses) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,175.2 million and $520.6 million as of December 31, 2006 and 2005, respectively. Capital and surplus of our captive life reinsurance subsidiaries includes surplus notes (non-recourse funding obligations) as further described in note 9.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance, interest sensitive whole life and Medicare supplement insurance; and (2) Retirement Income and Institutional, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

agreements, FABNs and structured settlements. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     179.6         66.8       24.0       270.4
Amortization of deferred acquisition costs and intangibles      52.8         31.3         --        84.1
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========
Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   778.6    $   333.8   $     --   $ 1,112.4
Net investment income.....................................     442.1        493.8       82.7     1,018.6
Net investment gains (losses).............................        --           --       (9.7)       (9.7)
Policy fees and other income..............................     303.4         58.9         --       362.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,524.1        886.5       73.0     2,483.6
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     654.7        490.4         --     1,145.1
Interest credited.........................................     216.4        239.6         --       456.0
Acquisition and operating expenses, net of deferrals......     137.5         62.2       38.2       237.9
Amortization of deferred acquisition costs and intangibles     147.4         30.0         --       177.4
Interest expense..........................................      48.4           --        0.3        48.7
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,204.4        822.2       38.5     2,065.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     319.7         64.3       34.5       418.5
Provision for income taxes................................     132.9          7.1        7.9       147.9
                                                           ---------    ---------   --------   ---------
Net income................................................ $   186.8    $    57.2   $   26.6   $   270.6
                                                           =========    =========   ========   =========
Total assets.............................................. $12,670.3    $26,528.6   $1,829.7   $41,028.6
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  690.7     $461.4      $    --    $1,152.1
Net investment income.....................................     391.9      479.0         93.2       964.1
Net investment gains (losses).............................        --         --          7.6         7.6
Policy fees and other income..............................     283.0       40.4           --       323.4
                                                            --------     ------      -------    --------
   Total revenues.........................................   1,365.6      980.8        100.8     2,447.2
                                                            --------     ------      -------    --------
Benefits and other changes in policy reserves.............     598.0      587.5           --     1,185.5
Interest credited.........................................     224.4      262.6           --       487.0
Acquisition and operating expenses, net of deferrals......      87.6       47.9         35.2       170.7
Amortization of deferred acquisition costs and intangibles     119.6       92.6           --       212.2
Interest expense..........................................      14.7         --          9.8        24.5
                                                            --------     ------      -------    --------
   Total benefits and expenses............................   1,044.3      990.6         45.0     2,079.9
                                                            --------     ------      -------    --------
Income (loss) before income taxes and cumulative effect of
  change in accounting principle..........................     321.3       (9.8)        55.8       367.3
Provision (benefit) for income taxes......................     116.1       11.5       (367.6)     (240.0)
                                                            --------     ------      -------    --------
Net income (loss) before cumulative effect of change in
  accounting principle....................................     205.2      (21.3)       423.4       607.3
Cumulative effect of change in accounting principle.......      (0.8)       0.7           --        (0.1)
                                                            --------     ------      -------    --------
Net income (loss).........................................  $  204.4     $(20.6)     $ 423.4    $  607.2
                                                            ========     ======      =======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(19) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2006   2005   2006    2005   2006   2005   2006    2005
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $256.4 $257.0 $280.0  $237.3 $274.1 $264.2 $306.4  $260.1
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $632.3 $622.8 $648.2  $574.9 $645.2 $640.2 $709.4  $645.7
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 83.6 $ 79.3 $ 86.0  $ 79.9 $ 92.0 $ 21.0 $ 98.0  $ 90.4
                       ====== ====== ======  ====== ====== ====== ======  ======

(20) Pro Forma Financial Information for Transfer of Ownership in AML
(unaudited)

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

   The following is unaudited pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on January 1, 2006 for the period indicated:

                                                                 For the year ended December 31, 2006
                                                               ----------------------------------------
                                                                GLAIC   Pro forma adjustments Pro forma
                                                               -------- --------------------- ---------
Revenues:
   Premiums................................................... $1,132.3        $(38.1)(a)     $1,094.2
   Net investment income......................................  1,116.9         (46.8)(a)      1,070.1
   Net investment gains (losses)..............................      3.1           1.0(a)           4.1
   Policy fees and other income...............................    382.8          (2.1)(a)        380.7
                                                               --------        ------         --------
       Total revenues.........................................  2,635.1         (86.0)         2,549.1
                                                               --------        ------         --------
Benefits and expenses:
   Benefits and other changes in policy reserves..............  1,101.9         (40.3)(a)      1,061.6
   Interest credited..........................................    496.7         (16.0)(a)        480.7
   Acquisition and operating expenses, net of deferrals.......    270.4          (0.2)(a)        270.2
   Amortization of deferred acquisition costs and intangibles.     84.1          (1.4)(a)         82.7
   Interest expense...........................................    134.0           -- (a)         134.0
                                                               --------        ------         --------
       Total benefits and expenses............................  2,087.1         (57.9)         2,029.2
                                                               --------        ------         --------
Income before income taxes....................................    548.0         (28.1)           519.9
Provision for income taxes....................................    188.4         (10.0)(a)        178.4
Equity in net income of unconsolidated subsidiary.............       --          17.3(b)          17.3
                                                               --------        ------         --------
Net income.................................................... $  359.6        $ (0.8)        $  358.8
                                                               ========        ======         ========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers.
(b)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is unaudited condensed pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on December 31, 2006:

                                                                         December 31, 2006
                                                             -----------------------------------------
                                                               GLAIC   Pro forma adjustments Pro forma
                                                             --------- --------------------- ---------
Assets
   Total investments........................................ $20,142.5       $  (872.3)(a)   $19,604.6
                                                                                 334.4(b)
   Separate account assets..................................  10,383.4              --        10,383.4
   Reinsurance recoverable..................................   9,386.8          (321.7)(a)     9,065.1
   Other assets.............................................   4,591.3          (183.2)(a)     4,408.1
                                                             ---------       ---------       ---------
       Total assets......................................... $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========
Liabilities and stockholders' equity
   Policyholder liabilities................................. $24,857.9       $  (845.6)(a)   $24,012.3
   Separate account liabilities.............................  10,383.4              --        10,383.4
   Non-recourse funding obligations.........................   2,765.0              --         2,765.0
   All other liabilities....................................   2,054.0          (245.6)(a)     1,808.4
                                                             ---------       ---------       ---------
       Total liabilities....................................  40,060.3        (1,091.2)       38,969.1
                                                             ---------       ---------       ---------
          Total stockholders' equity........................   4,443.7          (286.0)(a)     4,492.1
                                                                                 334.4(b)
                                                             ---------       ---------       ---------
          Total liabilities and stockholders' equity........ $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the assets and liabilities of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the merger.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   The audit report on the consolidated financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance
Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules included herein also give retroactive effect to the Mergers.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   205.0 $   218.0  $   218.0
       Government--non U.S...........................     276.3     307.6      307.6
       Public utilities..............................     874.6     894.4      894.4
       All other corporate bonds.....................  14,089.6  14,106.1   14,106.1
                                                      --------- ---------  ---------
          Total fixed maturities.....................  15,445.5  15,526.1   15,526.1
Equity securities....................................      34.6      35.8       35.8
Commercial mortgage loans............................   2,917.1     xxxxx    2,917.1
Policy loans.........................................     486.7     xxxxx      486.7
Other invested assets/(1)/...........................     732.8     xxxxx      737.7
                                                      --------- ---------  ---------
          Total investments.......................... $19,616.7     xxxxx  $19,703.4
                                                      ========= =========  =========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                    Future Annuity
                                                     And Contract              Other
                                                      Benefits &            Policyholder
                                                      Liability             Liabilities
                                         Deferred   For Policy and           (Excluding
                                        Acquisition    Contract    Unearned   Unearned   Premium
Segment                                    Costs        Claims     Premiums  Premiums)   Revenue
-------                                 ----------- -------------- -------- ------------ --------
December 31, 2006:
   Protection..........................  $2,272.1     $ 7,218.7     $24.1      $  8.8    $  875.4
   Retirement Income and Institutional.     387.9      17,432.2        --       174.1       256.9
   Corporate and Other.................        --            --        --          --          --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,660.0     $24,650.9     $24.1      $182.9    $1,132.3
                                         ========     =========     =====      ======    ========
December 31, 2005:
   Protection..........................  $1,884.8     $ 6,993.7     $28.9      $  6.1    $  778.6
   Retirement Income and Institutional.     264.8      16,771.4        --       212.0       333.8
   Corporate and Other.................        --            --        --        (0.2)         --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,149.6     $23,765.1     $28.9      $217.9    $1,112.4
                                         ========     =========     =====      ======    ========
December 31, 2004:
   Protection..........................                                                  $  690.7
   Retirement Income and Institutional.                                                     461.4
   Corporate and Other.................                                                        --
                                                                                         --------
       Total...........................                                                  $1,152.1
                                                                                         ========

                                         Interest                   Amortization
                                        Credited &     Acquisition  of Deferred
                             Net       Benefits and   and Operating Acquisition
                          Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                     Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Protection............  $  537.8      $  904.2        $179.6        $ 52.8    $  840.1
   Retirement Income and
     Institutional.......     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...      58.1            --          24.0            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,116.9      $1,598.6        $270.4        $ 84.1    $1,097.0
                           ========      ========        ======        ======    ========
December 31, 2005:
   Protection............  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...      82.7            --          38.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                           ========      ========        ======        ======    ========
December 31, 2004:
   Protection............  $  391.9      $  822.4        $ 87.6        $119.6    $  663.2
   Retirement Income and
     Institutional.......     479.0         850.1          47.9          92.6       461.3
   Corporate and Other...      93.2            --          35.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $  964.1      $1,672.5        $170.7        $212.2    $1,124.5
                           ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm.

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2007, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials.


This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.


You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS Variable Series II:


DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares

DWS Technology VIP -- Class B Shares



/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

VIP Investment Grade Bond Portfolio -- Service Class 2

VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500(R) Index Fund
Small-Cap Equity Fund
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund
Value Equity Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio 1
JPMorgan Insurance Trust Core Bond Portfolio 1
JPMorgan Insurance Trust Diversified Equity Portfolio 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
JPMorgan Insurance Trust Equity Index Portfolio 1
JPMorgan Insurance Trust Government Bond Portfolio 1
JPMorgan Insurance Trust Intrepid Growth Portfolio 1
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1


Legg Mason Partners Variable Equity Trust:/2/
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I


MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares

MFS(R) Strategic Income Series -- Service Class Shares

MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares


/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.
/2/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio; and
   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Aggressive Growth Portfolio.

The Prudential Series Fund:
Jennison Portfolio -- Class II
Jennison 20/20 Focus Portfolio -- Class II
Natural Resources Portfolio -- Class II

Rydex Variable Trust:
OTC Fund


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares


Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares


XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers:

Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2003:

AIM Variable Insurance Funds:
AIM V.I. Growth Fund -- Series 1 Shares

Janus Aspen Series:
Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Large Cap Growth Portfolio -- Service Shares
Mid Cap Growth Portfolio -- Service Shares
Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

J.P. Morgan Series Trust II:
Bond Portfolio

International Equity Portfolio

Mid Cap Value Portfolio


Small Company Portfolio
U.S. Large Cap Core Equity Portfolio

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares


The following Portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust:/1/
Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Strategic Growth Portfolio -- Class II Shares


Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.


In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions.....................................................................

Fee Tables......................................................................
   Examples.....................................................................

Synopsis........................................................................

Condensed Financial Information.................................................

Financial Statements............................................................

The Company.....................................................................

The Separate Account............................................................
   The Portfolios...............................................................
   Subaccounts..................................................................
   Voting Rights................................................................
   Asset Allocation Program.....................................................

The Guarantee Account...........................................................

Charges and Other Deductions....................................................
   Transaction Expenses.........................................................
     Surrender Charge...........................................................
     Exceptions to the Surrender Charge.........................................
   Deductions from the Separate Account.........................................
   Other Charges................................................................

The Contract....................................................................
   Purchase of the Contract.....................................................
   Ownership....................................................................
   Assignment...................................................................
   Purchase Payments............................................................
   Valuation Day and Valuation Period...........................................
   Allocation of Purchase Payments..............................................
   Valuation of Accumulation Units..............................................

Transfers.......................................................................
   Transfers Before the Annuity Commencement Date...............................
   Transfers from the Guarantee Account to the Subaccounts......................
   Transfers from the Subaccounts to the Guarantee Account......................
   Transfers Among the Subaccounts..............................................
   Telephone/Internet Transactions..............................................
   Confirmation of Transactions.................................................
   Special Note on Reliability..................................................
   Transfers by Third Parties...................................................
   Special Note on Frequent Transfers...........................................
   Dollar Cost Averaging Program................................................
   Portfolio Rebalancing Program................................................
   Guarantee Account Interest Sweep Program.....................................

Surrenders and Partial Withdrawals..............................................
   Surrenders and Partial Withdrawals...........................................
   Restrictions on Distributions From Certain Contracts.........................

   Systematic Withdrawal Program................................................
   Annuity Cross Funding Program................................................

The Death Benefit...............................................................
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.
   Optional Death Benefit.......................................................
   Optional Enhanced Death Benefit..............................................
   When We Calculate the Death Benefit..........................................
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................

Income Payments.................................................................
   Income Payments and the Annuity Commencement Date............................
   Optional Payment Plans.......................................................
   Variable Income Payments.....................................................
   Transfers After the Annuity Commencement Date................................

Tax Matters.....................................................................
   Introduction.................................................................
   Taxation of Non-Qualified Contracts..........................................
   Section 1035 Exchanges.......................................................
   Qualified Retirement Plans...................................................
   Federal Income Tax Withholding...............................................
   State Income Tax Withholding.................................................
   Tax Status of the Company....................................................
   Changes in the Law...........................................................

Requesting Payments.............................................................

Sale of the Contracts...........................................................

Additional Information..........................................................
   Owner Questions..............................................................
   Return Privilege.............................................................
   State Regulation.............................................................
   Evidence of Death, Age, Gender, Marital Status or Survival...................
   Records and Reports..........................................................
   Other Information............................................................
   Legal Proceedings............................................................

Appendix A -- The Death Benefit.................................................

Appendix B -- Condensed Financial Information...................................

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed Years Surrender Charge as
 payments partially withdrawn or surrendered)      Since We Received the     a Percentage of the
                                                   Purchase Payment          Purchase Payment
                                                                             Partially Withdrawn or
                                                                             Surrendered/1,2/
                                                   ------------------------------------------------
                                                               0                       6%
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       5%
                                                               5                       4%
                                                           6 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/3/
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------
Annual Contract Charge                                            $30.00/1/
--------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------
                                                  Annuitant (Joint          Either Annuitant
                                                  Annuitant, if any) Age 70 Over Age 70 at
                                                  or Younger at Issue       Issue
                                                  ------------------------------------------
  Mortality and Expense Risk Charge                         1.35%                1.55%
--------------------------------------------------------------------------------------------
  Administrative Expense Charge                                     0.15%
--------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/2/
--------------------------------------------------------------------------------------------
  Optional Death Benefit Rider                                     0.25%/3/
--------------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                            0.35%/4/
--------------------------------------------------------------------------------------------
                                                  Annuitant (Joint          Either Annuitant
                                                  Annuitant, if any) Age 70 Over Age 70 at
                                                  or Younger at Issue       Issue
                                                  ------------------------------------------
Maximum Total Separate Account Annual Expenses/5/           2.10%                2.30%
--------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.


/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.


/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   2.48%
------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,050      $2,070      $2,999       $5,088


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $510       $1,530      $2,549       $5,088


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS


What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.


What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.


The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.



We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.


May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.


Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).


If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.


What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


Please see Appendix B of this prospectus for tables of Accumulation Unit values.


FINANCIAL STATEMENTS


The consolidated "historical" and "as-if-pooled" financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines.

Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments in the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.



                        Subaccount Investing In                   Investment Objective
                        ------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide long-term growth of
INSURANCE FUNDS         Series II shares                 capital.
                        ------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide growth of capital.
                        Fund -- Series I shares
                        ------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide growth of capital.
                        Series I shares
                        ------------------------------------------------------------------------
                        AIM V.I. Global Real Estate      Seeks to achieve high total return.
                        Fund -- Series II shares
                        ------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide long-term growth of
                        Fund -- Series II shares         capital.
                        ------------------------------------------------------------------------
                        AIM V.I. Large Cap Growth        Seeks to provide long-term growth of
                        Fund -- Series I shares          capital.
                        ------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Global         Long-term growth of capital.
VARIABLE PRODUCTS       Technology Portfolio -- Class B
SERIES FUND, INC.       ------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of capital.
                        Income Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of capital.
                        Value Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of capital.
                        Growth Fund -- Class B
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --       Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Class I                          secondary objective.
INC.                    ------------------------------------------------------------------------
                        VP International Fund -- Class I Seeks capital growth.

                        ------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I      Seeks long-term capital growth.

                        ------------------------------------------------------------------------
                        VP Value Fund -- Class I         Seeks long-term capital growth.
                                                         Income is a secondary objective.
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                         strategy that seeks to protect against
INC.                                                     U.S. inflation.
                        ------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.       Seeks capital appreciation, and
SERIES FUNDS, INC.      Fund -- Class III Shares         secondarily, income.

                        ------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total investment return.
                        Fund -- Class III Shares



                        ------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term capital growth.
                        Fund -- Class III Shares

                        ------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
--------------------------------------------------------------------------
Seeks to provide growth of capital.    A I M Advisors, Inc.

--------------------------------------------------------------------------
Seeks to provide growth of capital.    A I M Advisors, Inc.

--------------------------------------------------------------------------
Seeks to achieve high total return.    A I M Advisors, Inc. (subadvised by
       INVESCO Institutional (N.A.), Inc.)
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Seeks capital growth. Income is a      American Century Investment
secondary objective.                   Management, Inc.
--------------------------------------------------------------------------
Seeks capital growth.                  American Century Global
                                       Investment Management, Inc.
--------------------------------------------------------------------------
Seeks long-term capital growth.        American Century Investment
                                       Management, Inc.
--------------------------------------------------------------------------
Seeks long-term capital growth.        American Century Investment
Income is a secondary objective.       Management, Inc.
--------------------------------------------------------------------------
Pursues long-term total return using a American Century Investment strategy that seeks to protect against Management, Inc.
U.S. inflation.
--------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                Investment Management, LLC)
--------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
       (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
--------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                       Investment Management, LLC)
--------------------------------------------------------------------------


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       BlackRock Value Opportunities     Seeks long-term growth of capital.
                       V.I. Fund -- Class III Shares

                       ----------------------------------------------------------------------------
COLUMBIA FUNDS         Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE     Variable Series -- Class A        capital.
TRUST I
                       ----------------------------------------------------------------------------
                       Columbia Marsico International    The fund seeks long-term growth of
                       Opportunities Fund, Variable      capital.
                       Series -- Class B
                       ----------------------------------------------------------------------------
DREYFUS                Dreyfus Investment Portfolios     Seeks investment returns that are
                       MidCap Stock Portfolio -- Initial greater than the total return
                       Shares                            performance of publicly traded
                                                         common stocks of medium-size
                                                         domestic companies in the aggregate
                                                         as represented by the Standard &
                                                         Poor's 400 MidCap Index.
                       ----------------------------------------------------------------------------
                       Dreyfus Variable Investment       Seeks as high a level of current income
                       Fund -- Money Market Portfolio    as is consistent with the preservation of
                                                         capital./1/
                       ----------------------------------------------------------------------------
                       The Dreyfus Socially Responsible  Seeks capital growth, with current
                       Growth Fund, Inc. -- Initial      income as a secondary objective.
                       Shares
                       ----------------------------------------------------------------------------
DWS VARIABLE SERIES II DWS Dreman High Return Equity     The portfolio seeks to achieve a high
                       VIP -- Class B Shares             rate of total return.

                       ----------------------------------------------------------------------------
                       DWS Dreman Small Mid Cap          The portfolio seeks long-term capital
                       Value VIP -- Class B Shares       appreciation.

                       ----------------------------------------------------------------------------
                       DWS Technology VIP -- Class B     The portfolio seeks growth of capital.
                       Shares
                       ----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                    income.
                       ----------------------------------------------------------------------------
                       VT Worldwide Health Sciences      Seeks long-term capital growth by
                       Fund                              investing in a worldwide and
                                                         diversified portfolio of health sciences
                                                         companies.
                       ----------------------------------------------------------------------------
EVERGREEN VARIABLE     Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST          Class 2
                       ----------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond        Seeks high current income by
SERIES                 Fund II -- Service Class          investing in lower-rated corporate debt
                                                         obligations, commonly referred to as
                                                         "junk bonds."
                       ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                    Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
         Management, LLC)
----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

----------------------------------------------------------------------------
The portfolio seeks to achieve a high     Deutsche Asset Management
rate of total return.                     (subadvised by Dreman Value
                                          Management L.L.C.)
----------------------------------------------------------------------------
The portfolio seeks long-term capital     Deutsche Asset Management
appreciation.                             (subadvised by Dreman Value
                                          Management L.L.C.)
----------------------------------------------------------------------------
The portfolio seeks growth of capital.    Deutsche Asset Management

----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
----------------------------------------------------------------------------


                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


                     Subaccount Investing In                      Investment Objective
                     -----------------------------------------------------------------------------
                     Federated Kaufmann Fund II --      Seeks capital appreciation.
                     Service Shares


                     -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --  Service Seeks income and capital growth
INSURANCE PRODUCTS   Class 2                            consistent with reasonable risk.
FUND










                     -----------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                     Service Class 2

                     -----------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                     Portfolio -- Service Class 2

                     -----------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                     Service Class 2                    will also consider the potential for
                                                        capital appreciation. The fund's goal is
                                                        to achieve a yield which exceeds the
                                                        composite yield on the securities
                                                        comprising the Standard & Poor's
                                                        500/SM/ Index (S&P 500(R)).
                     -----------------------------------------------------------------------------
                     VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                     Service Class 2

                     -----------------------------------------------------------------------------
                     VIP Growth & Income                Seeks high total return through a
                     Portfolio -- Service Class 2       combination of current income and
                                                        capital appreciation.
                     -----------------------------------------------------------------------------
                     VIP Investment Grade Bond          Seeks as high a level of current income
                     Portfolio -- Service Class 2       as is consistent with the preservation of
                                                        capital.
                     -----------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                     Service Class 2

                     -----------------------------------------------------------------------------
                     VIP Value Strategies Portfolio --  Seeks capital appreciation.
                     Service Class 2

                     -----------------------------------------------------------------------------
FRANKLIN TEMPLETON   Franklin Income Securities         Seeks to maximize income while
VARIABLE INSURANCE   Fund -- Class 2 Shares             maintaining prospects for capital
PRODUCTS TRUST                                          appreciation. The fund normally
                                                        invests in both equity and debt
                                                        securities. The fund seeks income by
                                                        investing in corporate, foreign and
                                                        U.S. Treasury bonds as well as stocks
                                                        with dividend yields the manager
                                                        believes are attractive.
                     -----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                      Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIAA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIAA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income   FMR (subadvised by FRAC, FIIA
as is consistent with the preservation of and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities. The fund seeks income by
investing in corporate, foreign and
U.S. Treasury bonds as well as stocks
with dividend yields the manager
believes are attractive.
-----------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
               Subaccount Investing In                     Investment Objective                    as applicable)
               ------------------------------------------------------------------------------------------------------------
               Franklin Large Cap Growth         Seeks capital appreciation. The fund     Franklin Advisers, Inc.
               Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                 capitalization companies and normally
                                                 invests predominantly in equity
                                                 securities.
               ------------------------------------------------------------------------------------------------------------
               Mutual Shares Securities Fund --  Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
               Class 2 Shares                    income as a secondary goal. The fund
                                                 normally invests primarily in equity
                                                 securities of companies the manager
                                                 believes are undervalued. The fund
                                                 also invests, to a lesser extent in risk
                                                 arbitrage securities and distressed
                                                 companies.
               ------------------------------------------------------------------------------------------------------------
               Templeton Foreign Securities      Seeks long-term capital growth. The      Templeton Investment Counsel, LLC
               Fund -- Class 2 Shares            fund normally invests at least 80% of    (subadvised by Franklin Templeton
                                                 its net assets in investments of issuers Investment Management Limited)
                                                 located outside the U.S., including
                                                 those in emerging markets, and
                                                 normally invests predominantly in
                                                 equity securities.
               ------------------------------------------------------------------------------------------------------------
               Templeton Global Asset Allocation Seeks high total return. The fund        Templeton Investment Counsel, LLC
               Fund -- Class 2 Shares            normally invests in equity securities of (subadvised by Franklin Templeton
                                                 companies of any country, debt           Investment Management Limited)
                                                 securities of companies and
                                                 governments of any country, and in
                                                 money market securities. The fund
                                                 normally invests substantially to
                                                 primarily in equity securities.
               ------------------------------------------------------------------------------------------------------------
               Templeton Growth Securities       Seeks long-term capital growth. The      Templeton Global Advisors Limited
               Fund -- Class 2 Shares            fund normally invests primarily in
                                                 equity securities of companies located
                                                 anywhere in the world, including those
                                                 in the U.S. and in emerging markets.
               ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                       Seeks maximum income consistent          GE Asset Management Incorporated
FUNDS, INC.                                      with prudent investment management
                                                 and the preservation of capital.
               ------------------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund               Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                 future income.
               ------------------------------------------------------------------------------------------------------------
               Money Market Fund/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                 consistent with the preservation of
                                                 capital and the maintenance of
                                                 liquidity.
               ------------------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund        Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                 future income rather than current
                                                 income.
               ------------------------------------------------------------------------------------------------------------
               Real Estate Securities Fund       Seeks maximum total return through       GE Asset Management Incorporated
                                                 current income and capital               (subadvised by Urdang Securities
                                                 appreciation.                            Management, Inc.)
               ------------------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                   Subaccount Investing In                     Investment Objective
                   ----------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/          Seeks growth of capital and
                                                     accumulation of income that
                                                     corresponds to the investment return of
                                                     S&P's 500 Composite Stock Index.
                   ----------------------------------------------------------------------------
                   Small-Cap Equity Fund             Seeks long-term growth of capital.


                   ----------------------------------------------------------------------------
                   Total Return Fund -- Class 3      Seeks the highest total return
                   Shares/2/                         composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   ----------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth of capital.
                   ----------------------------------------------------------------------------
                   Value Equity Fund                 Seeks long-term growth of capital and
                                                     future income.
                   ----------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,
                   Shares                            consistent with preservation of capital
                                                     and balanced by current income.
                   ----------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio/3/ that seeks long-term growth of capital.
                   ----------------------------------------------------------------------------
                   Global Life Sciences Portfolio -- Seeks long-term growth of capital.
                   Service Shares
                   ----------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term growth of capital.
                   Service Shares
                   ----------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in a
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ----------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.
                   Service Shares
                   ----------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in a
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ----------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while
TRUST              Balanced Portfolio 1              preserving capital.

                   ----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core     Seeks to maximize total return by
                   Bond Portfolio 1                  investing primarily in a diversified
                                                     portfolio of intermediate- and long-
                                                     term debt securities.
                   ----------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
------------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
S&P's 500 Composite Stock Index.
------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
                                          (subadvised by Palisade Capital
                                          Management, L.L.C.)
------------------------------------------------------------------------------
Seeks the highest total return            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
------------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks long-term capital growth,           Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
------------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

------------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

------------------------------------------------------------------------------
Seeks long-term growth of capital in a    Janus Capital Management LLC
manner consistent with preservation of
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

------------------------------------------------------------------------------
Seeks long-term growth of capital in a    Janus Capital Management LLC
manner consistent with preservation of
capital.
------------------------------------------------------------------------------
Seeks to provide total return while       JPMorgan Investment Advisors Inc,
preserving capital.                       an indirect, wholly-owned subsidiary
                                          of JPMorgan Chase.
------------------------------------------------------------------------------
Seeks to maximize total return by         JPMorgan Investment Advisors Inc,
investing primarily in a diversified      an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-      of JPMorgan Chase.
term debt securities.
------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                    Subaccount Investing In                       Investment Objective
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks to provide high total return from
                    Diversified Equity Portfolio 1     a portfolio of selected equity securities.

                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks growth of capital and,
                    Diversified Mid Cap Portfolio 1    secondarily, current income by
                                                       investing primarily in equity securities.
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust Equity    Seeks investment results that
                    Index Portfolio 1                  correspond to the aggregate price and
                                                       dividend performance of securities in
                                                       the Standard & Poor's 500 Composite
                                                       Stock Price Index (S&P 500 Index).
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks a high level of current income
                    Government Bond Portfolio 1        with liquidity and safety of principal.

                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks to provide long-term capital
                    Intrepid Growth Portfolio 1        growth.

                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks long-term capital growth by
                    Intrepid Mid Cap Portfolio 1       investing primarily in equity securities
                                                       of companies with intermediate
                                                       capitalizations.
                    ------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable       Seeks capital appreciation.
VARIABLE EQUITY     Aggressive Growth Portfolio --
TRUST/1/            Class II
                    ------------------------------------------------------------------------------
                    Legg Mason Partners Variable       Seeks capital appreciation through
                    Fundamental Value Portfolio --     investments.
                    Class I
                    ------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST     Series -- Service Class Shares     seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
                    ------------------------------------------------------------------------------
                    MFS(R) Investors Trust Series --   The fund's investment objective is to
                    Service Class Shares               seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
                    ------------------------------------------------------------------------------
                    MFS(R) Strategic Income Series --  The fund's investment objective is to
                    Service Class Shares               seek total return with an emphasis on
                                                       high current income, but also
                                                       considering capital appreciation. The
                                                       fund's objective may be changed
                                                       without shareholder approval.
                    ------------------------------------------------------------------------------
                    MFS(R) Total Return Series --      The fund's investment objective is to
                    Service Class Shares               seek total return. The fund's objective
                                                       may be changed without shareholder
                                                       approval.
                    ------------------------------------------------------------------------------
                    MFS(R) Utilities Series -- Service The fund's investment objective is to
                    Class Shares                       seek total return. The fund's objective
                                                       may be changed without shareholder
                                                       approval.
                    ------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Advisors Inc,
a portfolio of selected equity securities. an indirect, wholly-owned subsidiary of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks growth of capital and,               JPMorgan Investment Advisors Inc,
secondarily, current income by             an indirect, wholly-owned subsidiary
investing primarily in equity securities.  of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks a high level of current income       JPMorgan Investment Advisors Inc,
with liquidity and safety of principal.    an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Advisors Inc,
growth.                                    an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks long-term capital growth by          JPMorgan Investment Advisors Inc,
investing primarily in equity securities   an indirect, wholly-owned subsidiary
of companies with intermediate             of JPMorgan Chase.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
 Advisors, LLC)
-------------------------------------------------------------------------------
Seeks capital appreciation through         Legg Mason Partners Fund Advisor,
investments.                               LLC (subadvised by ClearBridge
         Advisors, LLC)
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return with an emphasis on      Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return. The fund's objective    Services Company
may be changed without shareholder
approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
-------------------------------------------------------------------------------



                      1 Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.

                                                                                                 Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                     Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/        Seeks a high total investment return,     OppenheimerFunds, Inc.
ACCOUNT FUNDS        VA -- Service Shares              which includes current income and
                                                       capital appreciation in the value of its
                                                       shares.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital               Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service   in securities of well-known established
                     Shares                            companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities     Seeks long-term capital appreciation      OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares         by investing a substantial portion of its
                                                       assets in securities of foreign issuers,
                                                       "growth-type" companies, cyclical
                                                       industries and special situations that
                                                       are considered to have appreciation
                                                       possibilities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/     Seeks high total return (which includes   OppenheimerFunds, Inc.
                     VA -- Service Shares              growth in the value of its shares as
                                                       well as current income) from equity
                                                       and debt securities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small     Seeks capital appreciation.               OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer MidCap                Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                     Fund/VA --  Service Shares        in "growth type" companies.
                     ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor    Seeks maximum real return consistent      Pacific Investment Management
INSURANCE TRUST      Class Shares                      with preservation of real capital and     Company LLC
                                                       prudent investment management.
                     ---------------------------------------------------------------------------------------------------------
                     Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent     Pacific Investment Management
                     Dollar Hedged) -- Administrative  with the preservation of capital.         Company LLC
                     Class Shares
                     ---------------------------------------------------------------------------------------------------------
                     High Yield Portfolio --           Seeks maximum total return,               Pacific Investment Management
                     Administrative Class Shares       consistent with preservation of capital   Company LLC
                                                       and prudent investment management.
                                                       Invests at least 80% of its assets in a
                                                       diversified portfolio of high yield
                                                       securities ("junk bonds") rated below
                                                       investment grade but rated at least Caa
                                                       by Moody's or CCC by S&P, or, if
                                                       unrated, determined by PIMCO to be
                                                       of comparable quality, subject to a
                                                       maximum of 5% of its total assets in
                                                       securities rated Caa by Moody's or
                                                       CCC by S&P, or, if unrated,
                                                       determined by PIMCO to be of
                                                       comparable quality.
                     ---------------------------------------------------------------------------------------------------------
                     Long-Term U.S. Government         Seeks maximum total return,               Pacific Investment Management
                     Portfolio -- Administrative Class consistent with preservation of capital   Company LLC
                     Shares                            and prudent investment management.
                     ---------------------------------------------------------------------------------------------------------
                     Low Duration Portfolio --         Seeks maximum total return,               Pacific Investment Management
                     Administrative Class Shares       consistent with preservation of capital   Company LLC
                                                       and prudent investment management.
                     ---------------------------------------------------------------------------------------------------------
                     Total Return Portfolio --         Seeks maximum total return,               Pacific Investment Management
                     Administrative Class Shares       consistent with preservation of capital   Company LLC
                                                       and prudent investment management.
                     ---------------------------------------------------------------------------------------------------------


                      Subaccount Investing In                    Investment Objective
                      --------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND

                      --------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II

                      --------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II

                      --------------------------------------------------------------------------
RYDEX VARIABLE        OTC Fund/1/                       Seeks to provide investment results
TRUST                                                   that correspond to a benchmark for
                                                        over-the-counter securities. The fund's
                                                        current benchmark is the NASDAQ
                                                        100 Index(TM).
                      --------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   Class II Shares                  current income.
INC.
                      --------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II    Seeks capital growth and income
INVESTMENT TRUST      Shares                            through investments in equity
                                                        securities, including common stocks,
                                                        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                      --------------------------------------------------------------------------
XTF ADVISORS TRUST    ETF 60 Portfolio -- Class II      Seeks appreciation and preservation of
                      Shares                            capital with current income.
                      --------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
                   (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks to provide investment results     Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
--------------------------------------------------------------------------
Seeks both capital appreciation and     Morgan Stanley Investment
current income.                         Management Inc.

--------------------------------------------------------------------------
Seeks capital growth and income         Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------------
Seeks appreciation and preservation of  XTF Advisors, L.P.
capital with current income.
--------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


The following Portfolio is not available for new purchase payments or transfers:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2003:



                                                                                            Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                 as applicable)
                   -----------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible  Seeks capital growth, with current     The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial      income as a secondary objective.
                   Shares
                   -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio -- Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   -----------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   -----------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   -----------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   -----------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   -----------------------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                Subaccount Investing In                  Investment Objective                 as applicable)
                ----------------------------------------------------------------------------------------------------
PIMCO Variable  Foreign Bond Portfolio (U.S.     Seeks maximum total return consistent Pacific Investment Management
Insurance Trust Dollar Hedged) -- Administrative with the preservation of capital.     Company LLC
                Class Shares
                ----------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:



                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS     Portfolios -- Service Class 2  reduced risk over the long-term by
FUND                                                  allocating its assets among stocks,
                                                      bonds, and short-term instruments.









                       --------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST        Fund
                       --------------------------------------------------------------------------
J.P. MORGAN SERIES     Bond Portfolio                 Seeks high total return consistent with
TRUST II                                              moderate risk of capital and
                                                      maintenance of liquidity.
                       --------------------------------------------------------------------------
                       International Equity Portfolio Seeks to provide high total return from a portfolio of equity securities of
                                                      foreign companies.
                       --------------------------------------------------------------------------
                       Mid Cap Value Portfolio        Seeks growth from capital
                                                      appreciation.

                       --------------------------------------------------------------------------
                       Small Company Portfolio        Seeks to provide high total return from
                                                      a portfolio of small company stocks.

                       --------------------------------------------------------------------------
                       U.S. Large Cap Core Equity     Seeks to provide high total return from
                       Portfolio                      a portfolio of selected equity securities.

                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST        Service Class Shares           seek capital appreciation. The fund's
                                                      objective may be changed without
                                                      shareholder approval.
                       --------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks to obtain high total return with     Fidelity Management & Research
reduced risk over the long-term by         Company (FMR) (subadvised by
allocating its assets among stocks,        Fidelity Investments Money
bonds, and short-term instruments.         Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIAA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIAA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
 L.P.
------------------------------------------------------------------------------
Seeks high total return consistent with    J.P. Morgan Investment
moderate risk of capital and               Management, Inc., a subsidiary of
maintenance of liquidity.                  J.P. Morgan Chase & Co.
------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of equity securities of        Management, Inc., a subsidiary of
foreign companies.                         J.P. Morgan Chase & Co.
------------------------------------------------------------------------------
Seeks growth from capital                  J.P. Morgan Investment
appreciation.                              Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of small company stocks.       Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of selected equity securities. Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:



                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective                    as applicable)
                    ---------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable    Seeks total return and a combination of Legg Mason Partners Fund Advisor,
VARIABLE EQUITY     Capital and Income Portfolio -- income and long-term capital            LLC (subadvised by ClearBridge
TRUST/1/            Class II                        appreciation.                           Advisors, LLC and Western Asset
                                                                                            Management Company)
                    ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio --   Seeks capital appreciation.             Van Kampen Asset Management
INVESTMENT TRUST    Class II Shares
                    ---------------------------------------------------------------------------------------------------------



                    /1/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II

       Natural Resources Portfolio -- Class II

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRockVariable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust,
GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.


If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports


If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.


Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2007. If you purchased your contract prior to May 1, 2007, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of August 17, 2007, or the Valuation Day we receive instructions from you to participate in the updated Model. On that day, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust --
                               Comstock Portfolio -- Class II Shares                                            2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II                                       1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II            0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust --
Comstock Portfolio -- Class II Shares                                            5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II                                       4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II            1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                     Portfolios                          Model A Model B Model C Model D Model E
--------------------------------------------------------------------------------------------------------------------------------
Equities
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                 2%      3%      5%      6%      8%
                            ----------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Fund --
                            VIP Equity-Income Portfolio -- Service Class 2                  1%      3%      4%      6%      7%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Diversified Equity Portfolio 1         1%      3%      4%      5%      6%
                            ----------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Equity Index Portfolio 1               1%      2%      3%      5%      6%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Fidelity Variable Insurance Products Fund --
                            VIP Contrafund Portfolio -- Service Class 2                     1%      3%      5%      7%      8%
                            ----------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Growth Portfolio 1            2%      4%      5%      7%      9%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1    2%      2%      4%      4%      6%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Core              Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Small Cap Fund/VA -- Service Shares     1%      2%      3%      4%      5%
--------------------------------------------------------------------------------------------------------------------------------
International Value         Franklin Templeton Variable Insurance Products Trust --
                            Templeton Foreign Securities Fund -- Class 2 Shares             5%      9%     14%     18%     23%
--------------------------------------------------------------------------------------------------------------------------------
International Growth        American Century Variable Portfolios, Inc. --
                            VP International Fund -- Class I                                4%      8%     12%     16%     20%
--------------------------------------------------------------------------------------------------------------------------------
Specialty - Real Estate     AIM Variable Insurance Funds --
                            AIM V.I. Global Real Estate Fund -- Series II shares            0%      1%      1%      2%      2%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                       20%     40%     60%     80%    100%
--------------------------------------------------------------------------------------------------------------------------------

Fixed Income
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds            PIMCO Variable Insurance Trust --
                            Low Duration Portfolio -- Administrative Class Shares          44%     33%     22%     11%      0%
--------------------------------------------------------------------------------------------------------------------------------
Government Bonds            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Government Bond Portfolio 1           14%     10%      7%      3%      0%
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Core Bond Portfolio 1                 14%     11%      7%      4%      0%
--------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust --
                            VT Floating-Rate Income Fund                                    8%      6%      4%      2%      0%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                   80%     60%     40%     20%      0%
--------------------------------------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.


Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.


Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.


We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.


To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.


All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.


We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider


We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider


We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.


Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract


If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.


To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.


Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;


  .  your Optional Payment Plan;


  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.


Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.


Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.


Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.


Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.


Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.


You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.


Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date


All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.


Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts


All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.


Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a

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transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or


   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.


Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our

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


systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

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



We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.


As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program


Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.


Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.


We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.


You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.


We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

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Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.


For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program


The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.


After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.


Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.


There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable

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annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting

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annuity payments to start under this Funding Annuity and/or the Scheduled
Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT


Death Benefit
at Death of
Any Annuitant
Before the Annuity
Commencement
Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.


The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.


For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:


If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

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Please refer to Appendix A in this prospectus for an example of the death benefit calculation.


For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:


If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

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However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

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   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.


When We Calculate the Death Benefit


We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:


      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);


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      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died       Proceeds Paid
-----------------------------------------
Owner or Joint Owner      Surrender Value
(who is not an Annuitant)
-----------------------------------------
Owner or Joint Owner      Death Benefit
(who is an Annuitant)
-----------------------------------------
Annuitant                 Death Benefit
-----------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.


Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.


INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

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We will pay a monthly income benefit to the owner beginning on the Annuity
Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.


Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.


The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.


If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.


If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.


The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.


We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.


The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

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Optional Payment Plans


The following Optional Payment Plans are available under the contract:


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

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Following the Annuity Commencement Date, the Annuity Unit value of each
Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of
Non-Qualified
Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

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Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.


Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies.

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These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:


  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed,

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    except that, once aggregate distributions exceed contributions to the Roth
     IRA, income tax and a 10% IRS penalty tax may apply to distributions made:
     (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


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The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 WestBroad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms"), that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.


The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.


No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2006, 2005 and 2004, $110.5 million, $62.0 million and $83.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.


Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.



Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us.

Although it is not anticipated that these developments will have an adverse impact on us, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15           20,000      20,000
3/31/16           14,000      10,000
---------------------------------------



If a partial withdrawal of $7,000 is made on March 31, 2016, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).


This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.


The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15      --   20,000      20,000
3/31/16      --   14,000      10,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2016, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:


        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15      --   20,000      20,000
3/31/16      --   14,000      10,000
---------------------------------------



Therefore, if a $7,000 partial withdrawal is made on March 31, 2016, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                 Purchase Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/07 $100,000 $100,000 $      0 $100,000      $     0
         8/01/27           300,000  200,000  300,000       70,000
         -------------------------------------------------------------



The Annuitant's death and notification of the death occur on August 1, 2027. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue


                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $14.63            $16.28         227,773   2006
                                                                     14.09             14.63         259,403   2005
                                                                     12.90             14.09         258,935   2004
                                                                     10.00             12.90         105,970   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               6.61              6.92       1,918,526   2006
                                                                      6.16              6.61       1,408,972   2005
                                                                      5.87              6.16       1,622,308   2004
                                                                      4.60              5.87       1,804,935   2003
                                                                      6.17              4.60       1,662,052   2002
                                                                      8.17              6.17       1,178,042   2001
                                                                     10.00              8.17         182,931   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                       10.00             10.81       1,200,046   2006
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               11.49             16.09              --   2006
                                                                     10.00             11.49              --   2005
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             12.32             15.52         395,566   2006
                                                                     10.63             12.32         281,122   2005
                                                                     10.00             10.63          12,535   2004
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.93             14.87          38,867   2006
                                                                     13.64             13.93          49,963   2005
                                                                     13.18             13.64          57,105   2004
                                                                     10.00             13.18          61,807   2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.92             13.74       4,339,608   2006
                                                                     11.57             11.92       5,073,128   2005
                                                                     10.56             11.57       5,664,956   2004
                                                                      8.11             10.56       6,291,612   2003
                                                                     10.59              8.11       5,560,666   2002
                                                                     10.74             10.59       2,564,812   2001
                                                                     10.00             10.74         111,233   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         12.10             16.10       1,151,731   2006
                                                                     10.54             12.10         540,189   2005
                                                                     10.00             10.54          11,632   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             6.52              6.38       1,866,223   2006
                                                                      5.77              6.52       2,060,844   2005
                                                                      5.40              5.77       2,271,549   2004
                                                                      4.45              5.40       2,454,099   2003
                                                                      6.53              4.45       2,672,956   2002
                                                                      8.02              6.53       2,070,574   2001
                                                                     10.00              8.02         560,937   2000
-------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      $ 8.49            $ 9.24        430,802    2006
                                                                                 8.22              8.49        462,188    2005
                                                                                 7.29              8.22        694,933    2004
                                                                                 4.98              7.29        594,269    2003
                                                                                 7.44              4.98        441,575    2002
                                                                                 8.67              7.44        332,400    2001
                                                                                10.00              8.67         35,167    2000
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                            14.38             16.59            257    2006
                                                                                13.95             14.38            245    2005
                                                                                12.54             13.95            239    2004
                                                                                 9.84             12.54            247    2003
                                                                                10.00              9.84             --    2002
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                              15.07             18.56             --    2006
                                                                                13.51             15.07             --    2005
                                                                                11.93             13.51             --    2004
                                                                                 9.73             11.93             --    2003
                                                                                10.00              9.73             --    2002
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                   13.00             12.39            170    2006
                                                                                12.92             13.00            162    2005
                                                                                11.85             12.92            152    2004
                                                                                 9.63             11.85            119    2003
                                                                                10.00              9.63             --    2002
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                      14.71             17.19             --    2006
                                                                                14.22             14.71             --    2005
                                                                                12.62             14.22             --    2004
                                                                                 9.94             12.62             --    2003
                                                                                10.00              9.94             --    2002
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       9.96              9.96         28,516    2006
                                                                                10.00              9.96         13,595    2005
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           10.99             13.17        128,090    2006
                                                                                10.87             10.99         71,429    2005
                                                                                10.00             10.87         53,823    2004
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     11.06             12.68         52,400    2006
                                                                                10.00             11.06         15,084    2005
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      11.82             12.44         78,587    2006
                                                                                10.86             11.82         14,558    2005
                                                                                10.00             10.86          3,550    2004
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   12.16             13.45         99,349    2006
                                                                                11.21             12.16        100,305    2005
                                                                                10.00             11.21         30,059    2004
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      14.56             15.22        618,540    2006
                                                                                13.76             14.56        753,968    2005
                                                                                12.36             13.76        633,968    2004
                                                                                10.00             12.36        406,446    2003
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         18.10             21.97        838,642    2006
   Class B                                                                      15.37             18.10        725,361    2005
                                                                                13.39             15.37        630,057    2004
                                                                                10.00             13.39        230,441    2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares        $15.34            $16.28             --
                                                                                    14.26             15.34             --
                                                                                    12.65             14.26             --
                                                                                     9.75             12.65             --
                                                                                    10.00              9.75             --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                         9.91             10.21          2,086
                                                                                     9.80              9.91          1,984
                                                                                     9.89              9.80          2,477
                                                                                     9.99              9.89             --
                                                                                    10.00              9.99             --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               6.09              6.55        692,607
                                                                                     5.97              6.09        731,935
                                                                                     5.70              5.97        769,616
                                                                                     4.60              5.70        805,524
                                                                                     6.57              4.60        818,129
                                                                                     8.61              6.57        675,418
                                                                                    10.00              8.61         19,494
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               14.76             17.19             --
                                                                                    13.94             14.76             --
                                                                                    12.45             13.94             --
                                                                                     9.61             12.45             --
                                                                                    10.00              9.61             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              17.94             22.02             --
                                                                                    16.59             17.94             --
                                                                                    13.42             16.59             --
                                                                                     9.62             13.42             --
                                                                                    10.00              9.62             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              15.23             15.07             43
                                                                                    14.97             15.23             45
                                                                                    14.98             14.97             39
                                                                                    10.40             14.98            115
                                                                                    10.00             10.40             --
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.48             10.89        635,402
                                                                                    10.24             10.48        664,782
                                                                                    10.11             10.24        355,159
                                                                                     9.97             10.11         76,569
                                                                                    10.00              9.97             --
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 14.69             14.47        166,848
                                                                                    13.94             14.69        166,296
                                                                                    13.32             13.94        178,311
                                                                                    10.40             13.32        158,231
                                                                                    10.00             10.40             --
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.84             11.29          5,532
                                                                                    10.63             10.84          2,735
                                                                                    10.00             10.63          2,802
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
                                                                             2000
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                 $12.04            $13.11         969,787   2006
                                                                        11.95             12.04       1,154,902   2005
                                                                        11.01             11.95       1,327,126   2004
                                                                         9.18             11.01       1,277,996   2003
                                                                         9.19              9.18         809,652   2002
                                                                         9.21              9.19         267,415   2001
                                                                        10.00              9.21          33,278   2000
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           16.39             18.50         564,697   2006
                                                                        15.01             16.39         581,184   2005
                                                                        13.31             15.01         560,782   2004
                                                                        10.00             13.31         342,976   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.59             11.18          65,154   2006
                                                                        10.36             10.59          63,676   2005
                                                                        10.00             10.36          48,969   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.00             10.43           5,757   2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.85             13.00       4,751,403   2006
                                                                        10.31             11.85       5,186,128   2005
                                                                         9.09             10.31       4,170,897   2004
                                                                         7.20              9.09       3,764,847   2003
                                                                         8.08              7.20       2,682.748   2002
                                                                         9.38              8.08       1,382,517   2001
                                                                        10.00              9.38         211,423   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         14.04             15.74          49,905   2006
                                                                        11.81             14.04          35,480   2005
                                                                        11.84             11.81          12,339   2004
                                                                        10.00             11.84           2,147   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        12.27             14.50       3,532,135   2006
                                                                        11.80             12.27       3,664,645   2005
                                                                        10.77             11.80       3,832,777   2004
                                                                         8.41             10.77       3,817,787   2003
                                                                        10.31              8.41       2,766,772   2002
                                                                        11.04             10.31       1,247,800   2001
                                                                        10.00             11.04         109,912   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.43              6.74       2,632,199   2006
                                                                         6.18              6.43       2,994,132   2005
                                                                         6.09              6.18       3,501,737   2004
                                                                         4.66              6.09       3,867,958   2003
                                                                         6.79              4.66       3,350,454   2002
                                                                         8.39              6.79       1,934,977   2001
                                                                        10.00              8.39         306,801   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.60             10.67         965,066   2006
                                                                         9.07              9.60       1,088,443   2005
                                                                         8.73              9.07       1,246,633   2004
                                                                         7.18              8.73       1,296,093   2003
                                                                         8.76              7.18       1,005,224   2002
                                                                         9.78              8.76         566,471   2001
                                                                        10.00              9.78          53,009   2000
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                           $17.53            $19.41       3,429,178   2006
                                                                      15.08             17.53       4,262,791   2005
                                                                      12.28             15.08       4,212,965   2004
                                                                       9.02             12.28       4,191,431   2003
                                                                      10.18              9.02       3,315,853   2002
                                                                      10.71             10.18       1,749,762   2001
                                                                      10.00             10.71         243,434   2000
--------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                   11.37             12.99          29,408   2006
                                                                      11.27             11.37          38,577   2005
                                                                      10.00             11.27          20,713   2004
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.40             12.12       1,692,353   2006
                                                                      10.00             10.40         227,416   2005
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         13.03             14.23              --   2006
                                                                      13.09             13.03              --   2005
                                                                      12.31             13.09              --   2004
                                                                       9.85             12.31              --   2003
                                                                      10.00              9.85              --   2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     14.58             17.01         289,633   2006
                                                                      13.39             14.58              --   2005
                                                                      12.07             13.39              --   2004
                                                                       9.79             12.07              --   2003
                                                                      10.00              9.79              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 15.79             18.89              79   2006
                                                                      14.55             15.79              83   2005
                                                                      12.46             14.55           1,220   2004
                                                                       9.57             12.46           1,243   2003
                                                                      10.00              9.57              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            15.25             18.20              --   2006
                                                                      14.95             15.25              --   2005
                                                                      13.12             14.95              --   2004
                                                                      10.09             13.12              --   2003
                                                                      10.00             10.09             374   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.05         170,313   2006
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         11.12             11.43         712,541   2006
                                                                      11.06             11.12         758,012   2005
                                                                      10.86             11.06         870,915   2004
                                                                      10.64             10.86         966,837   2003
                                                                      10.00             10.64         518,423   2002
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                 15.53             16.58       2,214,256   2006
                                                                      14.11             15.53       2,575,427   2005
                                                                      12.34             14.11       2,907,866   2004
                                                                       9.43             12.34       3,087,251   2003
                                                                      11.10              9.43       2,414,851   2002
                                                                      11.23             11.10         952,179   2001
                                                                      10.00             11.23          31,009   2000
--------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   10.48             10.80       2,237,322   2006
                                                                      10.35             10.48       2,131,071   2005
                                                                      10.41             10.35       2,478,586   2004
                                                                      10.48             10.41       3,852,162   2003
                                                                      10.49             10.48       4,808,269   2002
                                                                      10.24             10.49       2,491,737   2001
                                                                      10.00             10.24         279,223   2000
--------------------------------------------------------------------------------------------------------------------

                                                                            Number of
                                          Accumulation      Accumulation  Accumulation
                                         Unit Values at    Unit Values at   Units at
Subaccounts                            Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                 $ 8.79            $ 9.45       1,796,592   2006
                                               8.81              8.79       2,235,864   2005
                                               8.36              8.81       2,525,176   2004
                                               6.58              8.36       2,898,879   2003
                                               8.46              6.58       1,851,265   2002
                                               9.46              8.46         679,903   2001
                                              10.00              9.46          56,621   2000
--------------------------------------------------------------------------------------------
  Real Estate Securities Fund                 17.93             23.49         682,464   2006
                                              16.28             17.93         597,987   2005
                                              12.49             16.28         608,444   2004
                                              10.00             12.49         213,635   2003
--------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                        8.46              9.62       6,115,577   2006
                                               8.22              8.46       7,010,803   2005
                                               7.55              8.22       8,023,430   2004
                                               5.98              7.55       8,649,924   2003
                                               7.82              5.98       6,212,679   2002
                                               9.04              7.82       3,034,072   2001
                                              10.00              9.04         306,192   2000
--------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                       15.63             17.44       1,962,075   2006
                                              14.48             15.63      02,295,854   2005
                                              12.77             14.48       2,477,206   2004
                                              10.45             12.77       2,484,150   2003
                                              12.31             10.45       1,979,892   2002
                                              11.37             12.31         603,772   2001
                                              10.00             11.37          16,880   2000
--------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares         11.86             13.29      28,929,206   2006
                                              11.62             11.86       1,407,131   2005
                                              10.90             11.62       1,323,234   2004
                                              10.00             10.90         614,846   2003
--------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares         10.00             10.62           1,291   2006
--------------------------------------------------------------------------------------------
  U.S. Equity Fund                             9.22             10.54       1,757,068   2006
                                               9.13              9.22       1,726,724   2005
                                               8.57              9.13       1,884,506   2004
                                               7.06              8.57       2,081,073   2003
                                               8.87              7.06       1,679,606   2002
                                               9.84              8.87         596,270   2001
                                              10.00              9.84          30,567   2000
--------------------------------------------------------------------------------------------
  Value Equity Fund                            9.80             11.38       1,151,042   2006
                                               9.56              9.80       1,241,042   2005
                                               8.86              9.56       1,309,833   2004
                                               7.25              8.86         290,905   2003
                                               8.93              7.25         886,780   2002
                                               9.93              8.93         321,742   2001
                                              10.00              9.93          16,212   2000
--------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund            11.39             13.03         358,637   2006
                                              10.00             11.39         179,288   2005
--------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    $10.50            $11.42       4,673,247   2006
                                                            9.90             10.50       5,147,580   2005
                                                            9.28              9.90       5,770,002   2004
                                                            8.28              9.28       6,256,244   2003
                                                            9.01              8.28       4,985,061   2002
                                                            9.62              9.01       2,682,847   2001
                                                           10.00              9.62         280,452   2000
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         8.22              8.83       1,226,271   2006
                                                            7.41              8.22       1,363,574   2005
                                                            6.38              7.41       1,543,318   2004
                                                            5.39              6.38       1,782,763   2003
                                                            6.50              5.39       1,974,833   2002
                                                            8.45              6.50       1,732,144   2001
                                                           10.00              8.45         524,387   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          9.44              9.88         298,394   2006
                                                            8.53              9.44         428,782   2005
                                                            7.58              8.53         426,999   2004
                                                            6.10              7.58         478,853   2003
                                                            8.79              6.10         559,790   2002
                                                           10.72              8.79         490,003   2001
                                                           10.00             10.72         120,366   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.76              3.99         702,161   2006
                                                            3.42              3.76         785,858   2005
                                                            3.45              3.42         963,374   2004
                                                            2.39              3.45       1,112,740   2003
                                                            4.11              2.39       1,071,043   2002
                                                            6.66              4.11         972,418   2001
                                                           10.00              6.66         284,186   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          8.99             12.99       1,093,339   2006
                                                            6.92              8.99       1,344,688   2005
                                                            5.92              6.92       1,645,439   2004
                                                            4.47              5.92       1,930,931   2003
                                                            6.11              4.47       1,779,820   2002
                                                            8.10              6.11       1,007,056   2001
                                                           10.00              8.10         214,995   2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              6.06              6.63       1,067,723   2006
                                                            5.91              6.06       1,220,770   2005
                                                            5.76              5.91       1,455,038   2004
                                                            4.45              5.76       1,863,544   2003
                                                            6.16              4.45       2,035,353   2002
                                                            8.33              6.16       1,965,673   2001
                                                           10.00              8.33         513,258   2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                4.87              5.44       1,389,990   2006
                                                            4.41              4.87       1,583,600   2005
                                                            3.72              4.41       1,906,646   2004
                                                            2.80              3.72       2,012,209   2003
                                                            3.96              2.80       2,245,993   2002
                                                            6.65              3.96       1,979,778   2001
                                                           10.00              6.65         507,673   2000
---------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                        $ 5.95            $ 6.91       1,341,807   2006
                                                                        5.72              5.95       1,656,643   2005
                                                                        5.56              5.72       1,951,656   2004
                                                                        4.56              5.56       2,228,431   2003
                                                                        6.23              4.56       2,503,755   2002
                                                                        8.18              6.23       2,117,193   2001
                                                                       10.00              8.18         562,276   2000
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                       10.83             11.11           2,141   2006
                                                                       10.69             10.83           2,117   2005
                                                                       10.41             10.69           3,284   2004
                                                                       10.19             10.41           3,051   2003
                                                                       10.00             10.19             378   2002
---------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                       16.38             19.68              27   2006
                                                                       15.02             16.38              27   2005
                                                                       12.88             15.02             427   2004
                                                                        9.87             12.88              24   2003
                                                                       10.00              9.87              --   2002
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              16.64             19.16             349   2006
                                                                       15.47             16.64             307   2005
                                                                       12.97             15.47           2,771   2004
                                                                       10.16             12.97           1,288   2003
                                                                       10.00             10.16             368   2002
---------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              16.43             18.61              --   2006
                                                                       16.13             16.43              --   2005
                                                                       12.87             16.13             372   2004
                                                                        9.61             12.87              --   2003
                                                                       10.00              9.61              --   2002
---------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 13.34             15.32              --   2006
                                                                       13.36             13.34              --   2005
                                                                       12.39             13.36             449   2004
                                                                        9.82             12.39              --   2003
                                                                       10.00              9.82              --   2002
---------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                        10.00             10.71              --   2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                       10.00             10.44              --   2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1              10.00             11.01              --   2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1             10.00             10.00              --   2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                    10.00             10.87              --   2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                 10.00             10.44              --   2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                 10.00             10.22              --   2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1         10.00             10.28              --   2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          14.55             15.87         116,288   2006
                                                                                13.47             14.55         108,862   2005
                                                                                12.57             13.47         122,102   2004
                                                                                10.00             12.57          76,470   2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.56             11.68          33,112   2006
                                                                                10.00             10.56             323   2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           14.06             16.33         205,899   2006
                                                                                13.76             14.06         243,202   2005
                                                                                12.93             13.76         256,500   2004
                                                                                10.00             12.93         227,655   2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   6.31              6.67       1,482,803   2006
                                                                                 6.14              6.31       1,691,836   2005
                                                                                 5.72              6.14       1,938,611   2004
                                                                                 4.74              5.72       2,370,780   2003
                                                                                 6.66              4.74       2,157,083   2002
                                                                                 8.99              6.66       1,370,095   2001
                                                                                10.00              8.99         247,509   2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $ 8.75            $ 9.71         871,916   2006
                                                                                 8.30              8.75       1,029,689   2005
                                                                                 7.58              8.30       1,160,042   2004
                                                                                 6.32              7.58       1,311,182   2003
                                                                                 8.14              6.32       1,008,165   2002
                                                                                 9.85              8.14         591,306   2001
                                                                                10.00              9.85          54,705   2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            8.00              8.90       1,367,977   2006
                                                                                 7.73              8.00       1,521,999   2005
                                                                                 7.39              7.73       1,867,578   2004
                                                                                 5.62              7.39       2,279,851   2003
                                                                                 8.37              5.62       1,656,107   2002
                                                                                 8.97              8.37         643,039   2001
                                                                                10.00              8.97          94,589   2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        11.82             12.39              --   2006
                                                                                11.81             11.82              --   2005
                                                                                11.15             11.81              --   2004
                                                                                10.28             11.15              --   2003
                                                                                10.00             10.28              --   2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            12.66             13.92          54,884   2006
                                                                                12.53             12.66          32,353   2005
                                                                                11.46             12.53           2,381   2004
                                                                                10.03             11.46           2,387   2003
                                                                                10.00             10.03              --   2002
------------------------------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective April
   28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       11.34             14.63       1,444,559   2006
                                                                         9.87             11.34       1,618,807   2005
                                                                         7.72              9.87       1,677,092   2004
                                                                         5.78              7.72       1,772,464   2003
                                                                         7.61              5.78       1,379,854   2002
                                                                        10.23              7.61         973,433   2001
                                                                        10.00             10.23           7,405   2000
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        11.18             12.21         209,904   2006
                                                                        10.95             11.18         207,455   2005
                                                                        10.00             10.95          98,816   2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            13.84             14.68         142,776   2006
                                                                        13.40             13.84         147,798   2005
                                                                        12.76             13.40         162,335   2004
                                                                         9.91             12.76         123,947   2003
                                                                        10.00              9.91              --   2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               11.53             13.33       3,490,142   2006
                                                                        10.26             11.53       4,080,686   2005
                                                                         8.76             10.26       4,391,948   2004
                                                                         6.23              8.76       3,920,479   2003
                                                                         8.14              6.23       2,869.699   2002
                                                                         9.41              8.14       1,175,084   2001
                                                                        10.00              9.41          68,997   2000
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      8.78             10.04       2,346,882   2006
                                                                         8.52              8.78       2,662,363   2005
                                                                         7.93              8.52       2,970,641   2004
                                                                         6.37              7.93       3,157,518   2003
                                                                         7.98              6.37       2,417.368   2002
                                                                         9.03              7.98       1,249,865   2001
                                                                        10.00              9.03         114,394   2000
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          $16.99            $19.19         341,088   2006
                                                                        15.72             16.99         298,597   2005
                                                                        13.39             15.72         361,665   2004
                                                                         9.43             13.39         153,150   2003
                                                                        10.00              9.43              --   2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                          15.57             15.75          63,671   2006
                                                                        14.11             15.57          57,536   2005
                                                                        12.00             14.11          39,375   2004
                                                                        10.00             12.00          31,218   2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           10.41             10.72         153,555   2006
                                                                        10.00             10.41         207,741   2005
----------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative         12.73             12.81         341,997   2006
   Class Shares                                                         12.29             12.73         452,852   2005
                                                                        11.82             12.29         434,475   2004
                                                                        11.74             11.82         467,831   2003
                                                                        11.01             11.74         332,618   2002
                                                                        10.39             11.01          60,992   2001
                                                                        10.00             10.39             278   2000
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                   13.04             14.01       2,050,430   2006
                                                                        12.72             13.04       2,414,508   2005
                                                                        11.79             12.72       2,804,221   2004
                                                                         9.74             11.79       3,059,826   2003
                                                                        10.01              9.74       1,559,690   2002
                                                                         9.93             10.01         455,975   2001
                                                                        10.00              9.93          14,696   2000
----------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         15.00             14.95       1,093,839   2006
                                                                             14.54             15.00       1,276,247   2005
                                                                             13.73             14.54       1,554,613   2004
                                                                             13.41             13.73       1,894,983   2003
                                                                             11.58             13.41       2,265,357   2002
                                                                             11.11             11.58         734,864   2001
                                                                             10.00             11.11          46,012   2000
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       9.99             10.23          82,073   2006
                                                                             10.00              9.99          30,723   2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      13.08             13.39       5,733,934   2006
                                                                             12.97             13.08       6,348,660   2005
                                                                             12.55             12.97       7,036,237   2004
                                                                             12.13             12.55       7,871,654   2003
                                                                             11.29             12.13       6,050,592   2002
                                                                             10.58             11.29       1,662,057   2001
                                                                             10.00             10.58          89,120   2000
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             14.65             14.63          26,636   2006
                                                                             13.04             14.65          29,925   2005
                                                                             12.12             13.04           9,471   2004
                                                                             10.00             12.12           1,465   2003
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 16.74             18.73         287,252   2006
                                                                             14.01             16.74         108,719   2005
                                                                             12.33             14.01           8,957   2004
                                                                             10.00             12.33           1,058   2003
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    14.86             17.81         228,999   2006
                                                                             10.00             14.86          49,596   2005
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                  $ 3.60            $ 3.75       1,096,561   2006
                                                                              3.61              3.60       1,057,008   2005
                                                                              3.35              3.61       1,437,477   2004
                                                                              2.34              3.35       2,012,893   2003
                                                                              3.89              2.34       1,244,185   2002
                                                                              6.09              3.89         985,138   2001
                                                                             10.00              6.09         305,802   2000
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      12.29             14.05       1,760,111   2006
                                                                             11.99             12.29       1,995,664   2005
                                                                             10.36             11.99       2,063,852   2004
                                                                              8.05             10.36       1,196,175   2003
                                                                             10.00              8.05         221,211   2002
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.14             10.25         373,689   2006
                                                                              9.56             10.14         432,422   2005
                                                                              9.09              9.56         460,774   2004
                                                                              7.26              9.09         398,198   2003
                                                                             10.00              7.26          74,860   2002
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:


   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2


   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

                      Each Annuitant over age 70 at issue


                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $14.55            $16.16         297,278   2006
                                                                     14.04             14.55         319,251   2005
                                                                     12.89             14.04         243,024   2004
                                                                     10.00             12.89          60,892   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               6.53              6.83         853,057   2006
                                                                      6.11              6.53         722,162   2005
                                                                      5.83              6.11         739,787   2004
                                                                      4.58              5.83         753,640   2003
                                                                      6.15              4.58         490,960   2002
                                                                      8.16              6.15         409,321   2001
                                                                     10.00              8.16          82,708   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                       10.00             10.79         445,607   2006
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               11.47             16.04              --   2006
                                                                     10.00             11.47              --   2005
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             12.30             15.46         278,352   2006
                                                                     10.63             12.30         125,130   2005
                                                                     10.00             10.63           9,877   2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                  10.00             10.19              --   2006
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           14.21             15.14          40,926   2006
                                                                     13.94             14.21          32,039   2005
                                                                     13.50             13.94          24,392   2004
                                                                     10.00             13.50          10,640   2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.79             13.56       2,175,689   2006
                                                                     11.47             11.79       2,330,524   2005
                                                                     10.49             11.47       2,489,918   2004
                                                                      8.07             10.49       2,585,197   2003
                                                                     10.56              8.07       1,951,504   2002
                                                                     10.73             10.56         825,837   2001
                                                                     10.00             10.73          42,936   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         12.07             16.03         759,114   2006
                                                                     10.54             12.07         257,907   2005
                                                                     10.00             10.54           4,986   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             6.45              6.30         882,920   2006
                                                                      5.71              6.45         965,778   2005
                                                                      5.36              5.71         952,418   2004
                                                                      4.42              5.36       1,076,259   2003
                                                                      6.51              4.42       1,159,015   2002
                                                                      8.01              6.51         813,964   2001
                                                                     10.00              8.01         184,885   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             8.39              9.12         108,321   2006
                                                                      8.14              8.39         122,293   2005
                                                                      7.24              8.14         185,390   2004
                                                                      4.95              7.24         196,320   2003
                                                                      7.42              4.95         134,844   2002
                                                                      8.66              7.42          62,503   2001
                                                                     10.00              8.66          14,994   2000
-------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                               $14.29            $16.44             --
                                                                                    13.89             14.29             --
                                                                                    12.51             13.89             --
                                                                                     9.83             12.51             --
                                                                                    10.00              9.83             --
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  14.97             18.40             --
                                                                                    13.45             14.97             --
                                                                                    11.90             13.45             --
                                                                                     9.72             11.90             --
                                                                                    10.00              9.72             --
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                                          12.91             12.28             --
                                                                                    12.86             12.91             --
                                                                                    11.82             12.86             --
                                                                                     9.63             11.82             --
                                                                                    10.00              9.63             --
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          14.61             17.04             --
                                                                                    14.15             14.61             --
                                                                                    12.59             14.15             --
                                                                                     9.93             12.59             --
                                                                                    10.00              9.93             --
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           9.95              9.93         50,719
                                                                                    10.00              9.95         31,593
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               10.96             13.10        222,049
                                                                                    10.86             10.96        155,124
                                                                                    10.00             10.86         69,705
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         11.05             12.64        329,221
                                                                                    10.00             11.05         30,147
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          11.78             12.38         42,268
                                                                                    10.85             11.78         23,139
                                                                                    10.00             10.85          9,908
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       12.12             13.38         82,566
                                                                                    11.20             12.12         66,356
                                                                                    10.00             11.20         21,959
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          14.48             15.11        742,537
                                                                                    13.71             14.48        662,712
                                                                                    12.34             13.71        459,409
                                                                                    10.00             12.34        290,217
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable                       18.00             21.81        678,328
   Series -- Class B                                                                15.32             18.00        519,231
                                                                                    13.37             15.32        311,963
                                                                                    10.00             13.37        115,018
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         15.24             16.14             --
                                                                                    14.20             15.24             --
                                                                                    12.62             14.20             --
                                                                                     9.74             12.62             --
                                                                                    10.00              9.74             --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                                   2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2006
                                                                             2005
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2006
                                                                             2005
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable                2006
   Series -- Class B                                                         2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  $ 9.84            $10.12             --    2006
                                                                                9.75              9.84             --    2005
                                                                                9.87              9.75             --    2004
                                                                                9.87              9.87             --    2003
                                                                               10.00              9.98             --    2002
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          6.02              6.46         71,297    2006
                                                                                5.91              6.02        109,011    2005
                                                                                5.66              5.91        118,886    2004
                                                                                4.57              5.66        137,028    2003
                                                                                6.55              4.57        146,590    2002
                                                                                8.60              6.55        127,492    2001
                                                                               10.00              8.60         32,472    2000
-----------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return VIP -- Class B Shares                                 14.66             17.04             --    2006
                                                                               13.87             14.66             --    2005
                                                                               12.42             13.87             --    2004
                                                                                9.61             12.42             --    2003
                                                                               10.00              9.61             --    2002
-----------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         17.82             21.83             --    2006
                                                                               16.51             17.82             --    2005
                                                                               13.38             16.51             --    2004
                                                                                9.61             13.38             --    2003
                                                                               10.00              9.61             --    2002
-----------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                         15.13             14.94             --    2006
                                                                               14.91             15.13             --    2005
                                                                               14.94             14.91             --    2004
                                                                               10.40             14.94             --    2003
                                                                               10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 10.40             10.79        799,823    2006
                                                                               10.19             10.40        755,703    2005
                                                                               10.08             10.19        560,106    2004
                                                                                9.96             10.08        132,120    2003
                                                                               10.00              9.96            208    2002
-----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            14.08             13.84         94,666    2006
                                                                               13.38             14.08         91,773    2005
                                                                               12.81             13.38         87,810    2004
                                                                               10.03             12.81         61,139    2003
                                                                               10.00             10.03          3,029    2002
-----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                           10.80             11.23          8,192    2006
                                                                               10.91             10.80          6,326    2005
                                                                               10.00             10.61            378    2004
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         11.90             12.94        621,541    2006
                                                                               11.84             11.90        655,414    2005
                                                                               10.93             11.84        674,150    2004
                                                                                9.13             10.93        705,085    2003
                                                                                9.16              9.13        368,364    2002
                                                                                9.20              9.16        143,887    2001
                                                                               10.00              9.20         13,030    2000
-----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                                  16.30             18.37        398,029    2006
                                                                               14.96             16.30        402,757    2005
                                                                               13.29             14.96        327,625    2004
                                                                               10.00             13.29        150,615    2003
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                   $10.55            $11.12         162,659   2006
                                                                        10.35             10.55         150,696   2005
                                                                        10.00             10.35          28,367   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.00             10.41          17,743   2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.72             12.83       2,628,360   2006
                                                                        10.22             11.72       2,807,286   2005
                                                                         9.03             10.22       2,009,536   2004
                                                                         7.16              9.03       1,707,386   2003
                                                                         8.06              7.16         918,624   2002
                                                                         9.37              8.06         476,256   2001
                                                                        10.00              9.37         144,834   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         13.97             15.62          84,650   2006
                                                                        11.77             13.97          71,052   2005
                                                                        11.82             11.77          47,213   2004
                                                                        10.00             11.82           1,184   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        12.14             14.31       2,261,504   2006
                                                                        11.70             12.14       2,141,457   2005
                                                                        10.70             11.70       2,170,766   2004
                                                                         8.37             10.70       2,023,475   2003
                                                                        10.28              8.37       1,288,935   2002
                                                                        11.03             10.28         570,855   2001
                                                                        10.00             11.03          40,470   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.35              6.66       1,167,973   2006
                                                                         6.13              6.35       1,301,266   2005
                                                                         6.04              6.13       1,558,308   2004
                                                                         4.64              6.04       1,629,161   2003
                                                                         6.77              4.64         974,269   2002
                                                                         8.39              6.77         603,088   2001
                                                                        10.00              8.39          60,848   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.49             10.53         560,446   2006
                                                                         8.99              9.49         659,383   2005
                                                                         8.66              8.99         673,342   2004
                                                                         7.14              8.66         661,374   2003
                                                                         8.74              7.14         503,223   2002
                                                                         9.77              8.74         280,032   2001
                                                                        10.00              9.77          91,832   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              17.33             19.15       1,576,087   2006
                                                                        14.94             17.33       1,880,480   2005
                                                                        12.19             14.94       1,684,293   2004
                                                                         8.97             12.19       1,539,654   2003
                                                                        10.14              8.97         889,218   2002
                                                                        10.70             10.14         403,825   2001
                                                                        10.00             10.70          49,059   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.33             12.92          93,103   2006
                                                                        11.25             11.33          43,930   2005
                                                                        10.00             11.25          19,598   2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.39             12.08       1,879,990   2006
                                                                        10.00             10.39         442,711   2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares        $12.94            $14.11              --   2006
                                                                      13.03             12.94              --   2005
                                                                      12.28             13.03              --   2004
                                                                       9.84             12.28              --   2003
                                                                      10.00              9.84              --   2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     14.49             16.86         296,871   2006
                                                                      13.33             14.49              --   2005
                                                                      12.04             13.33              --   2004
                                                                       9.79             12.04              --   2003
                                                                      10.00              9.79              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 15.68             18.72              --   2006
                                                                      14.48             15.68              --   2005
                                                                      12.43             14.48              --   2004
                                                                       9.56             12.43              --   2003
                                                                      10.00              9.56              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            15.15             18.04              --   2006
                                                                      14.89             15.15              --   2005
                                                                      13.09             14.89              --   2004
                                                                      10.09             13.09              --   2003
                                                                      10.00             10.09              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.04          84,602   2006
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         11.04             11.33         647,969   2006
                                                                      11.00             11.04         678,296   2005
                                                                      10.82             11.00         769,960   2004
                                                                      10.63             10.82         693,037   2003
                                                                      10.00             10.63         216,173   2002
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                 15.36             16.36       1,005,889   2006
                                                                      13.98             15.36       1,129,943   2005
                                                                      12.26             13.98       1,211,437   2004
                                                                       9.38             12.26       1,248,595   2003
                                                                      11.06              9.38         785,521   2002
                                                                      11.22             11.06         319,791   2001
                                                                      10.00             11.22          10,023   2000
--------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   10.36             10.66       1,890,965   2006
                                                                      10.25             10.36       1,382,399   2005
                                                                      10.33             10.25       1,359,548   2004
                                                                      10.43             10.33       1,519,238   2003
                                                                      10.46             10.43       1,689,357   2002
                                                                      10.23             10.46         671,871   2001
                                                                      10.00             10.23          76,786   2000
--------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                           8.70              9.32       1,008,161   2006
                                                                       8.73              8.70       1,143,240   2005
                                                                       8.30              8.73       1,196,020   2004
                                                                       6.55              8.30       1,138,946   2003
                                                                       8.44              6.55         454,718   2002
                                                                       9.45              8.44         203,781   2001
                                                                      10.00              9.45          12,182   2000
--------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                         17.83             23.32         429,320   2006
                                                                      16.23             17.83         349,604   2005
                                                                      12.47             16.23         282,415   2004
                                                                      10.00             12.47          75,216   2003
--------------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                           Accumulation      Accumulation  Accumulation
                                          Unit Values at    Unit Values at   Units at
Subaccounts                             Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                       $ 8.36            $ 9.49       3,204,836   2006
                                                8.14              8.36       3,419,522   2005
                                                7.50              8.14       3,703,435   2004
                                                5.95              7.50       3,607,380   2003
                                                7.79              5.95       2,153,221   2002
                                                9.04              7.79       1,104,277   2001
                                               10.00              9.04         135,750   2000
---------------------------------------------------------------------------------------------
  Small Cap Equity Fund                        15.45             17.21         873,848   2006
                                               14.35             15.45         966,620   2005
                                               12.68             14.35         983,471   2004
                                               10.39             12.68         917,681   2003
                                               12.27             10.39         528,246   2002
                                               11.35             12.27         181,000   2001
                                               10.00             11.35             154   2000
---------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares          12.37             13.84       4,295,033   2006
                                               12.14             12.37       4,051,644   2005
                                               11.42             12.14       2,389,192   2004
                                               10.00             11.42         492,594   2003
---------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares          10.00             10.60         665,525   2006
---------------------------------------------------------------------------------------------
  U.S. Equity Fund                              9.12             10.41       1,328,304   2006
                                                9.05              9.12       1,168,268   2005
                                                8.51              9.05       1,249,399   2004
                                                7.02              8.51       1,186,382   2003
                                                8.85              7.02         791,025   2002
                                                9.83              8.85         374,328   2001
                                               10.00              9.83          84,230   2000
---------------------------------------------------------------------------------------------
  Value Equity Fund                             9.69             11.23         570,875   2006
                                                9.47              9.69         640,476   2005
                                                8.79              9.47         683,944   2004
                                                7.21              8.79         629,017   2003
                                                8.90              7.21         400,281   2002
                                                9.92              8.90         172,415   2001
                                               10.00              9.92           4,061   2000
---------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund             11.37             12.98         288,095   2006
                                               10.00             11.37         170,259   2005
---------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares         10.38             11.27       2,327,390   2006
                                                9.81             10.38       2,514,958   2005
                                                9.21              9.81       2,632,474   2004
                                                8.24              9.21       2,748,253   2003
                                                8.98              8.24       1,917,665   2002
                                                9.61              8.98         972,626   2001
                                               10.00              9.61         201,522   2000
---------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares             8.13              8.72         568,787   2006
                                                7.34              8.13         520,861   2005
                                                6.33              7.34         500,456   2004
                                                5.36              6.33         537,768   2003
                                                6.48              5.36         425,478   2002
                                                8.44              6.48         362,926   2001
                                               10.00              8.44         112,111   2000
---------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares        $ 9.33            $ 9.75         54,080    2006
                                                            8.45              9.33         83,568    2005
                                                            7.53              8.45         95,439    2004
                                                            6.07              7.53        100,391    2003
                                                            8.76              6.07        101,020    2002
                                                           10.71              8.76        103,526    2001
                                                           10.00             10.71         23,012    2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.71              3.94        122,949    2006
                                                            3.39              3.71        173,502    2005
                                                            3.43              3.39        256,228    2004
                                                            2.38              3.43        467,996    2003
                                                            4.10              2.38        318,267    2002
                                                            6.65              4.10        185,853    2001
                                                           10.00              6.65         39,046    2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          8.89             12.82        402,199    2006
                                                            6.86              8.89        483,616    2005
                                                            5.88              6.86        544,891    2004
                                                            4.44              5.88        593,422    2003
                                                            6.09              4.44        447,171    2002
                                                            8.09              6.09        264,963    2001
                                                           10.00              8.09         43,422    2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              5.99              6.54        354,775    2006
                                                            5.86              5.99        422,265    2005
                                                            5.72              5.86        487,411    2004
                                                            4.42              5.72        585,098    2003
                                                            6.14              4.42        609,116    2002
                                                            8.32              6.14        521,222    2001
                                                           10.00              8.32        129,483    2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                4.82              5.37        418,227    2006
                                                            4.37              4.82        450,021    2005
                                                            3.69              4.37        484,273    2004
                                                            2.79              3.69        488,442    2003
                                                            3.95              2.79        458,916    2002
                                                            6.65              3.95        386,562    2001
                                                           10.00              6.65         82,856    2000
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              5.88              6.82        461,665    2006
                                                            5.67              5.88        564,234    2005
                                                            5.52              5.67        658,083    2004
                                                            4.54              5.52        831,929    2003
                                                            6.21              4.54        844,883    2002
                                                            8.17              6.21        629,158    2001
                                                           10.00              8.17        118,553    2000
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------
  Bond Portfolio                                           10.75             11.01             --    2006
                                                           10.64             10.75             --    2005
                                                           10.38             10.64             --    2004
                                                           10.18             10.38             --    2003
                                                           10.00             10.18             --    2002
---------------------------------------------------------------------------------------------------------
  International Equity Portfolio                           16.26             19.51             --    2006
                                                           14.95             16.26             --    2005
                                                           12.85             14.95             --    2004
                                                            9.87             12.85             --    2003
                                                           10.00              9.87             --    2002
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                      $16.53            $18.99             --    2006
                                                                                15.40             16.53             --    2005
                                                                                12.94             15.40             --    2004
                                                                                 9.87             12.94             --    2003
                                                                                10.00              9.87             --    2002
------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                       16.31             18.45             --    2006
                                                                                16.05             16.31             --    2005
                                                                                12.84             16.05             --    2004
                                                                                10.16             12.84             --    2003
                                                                                10.00             10.16             --    2002
------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                          13.24             15.18             --    2006
                                                                                13.30             13.24             --    2005
                                                                                12.36             13.30             --    2004
                                                                                 9.61             12.36             --    2003
                                                                                10.00              9.61             --    2002
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                                 10.00             10.70             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                                10.00             10.42             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                       10.00             10.99             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1                      10.00              9.99             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                             10.00             10.86             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                          10.00             10.43             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                          10.00             10.21             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1                  10.00             10.26             --    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          14.47             15.75         72,150    2006
                                                                                13.42             14.47         57,145    2005
                                                                                12.55             13.42         40,148    2004
                                                                                10.00             12.55         17,895    2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.55             11.64         24,748    2006
                                                                                10.00             10.55          7,519    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           13.99             16.21        238,860    2006
                                                                                13.72             13.99        224,649    2005
                                                                                12.91             13.72        216,563    2004
                                                                                10.00             12.91        112,510    2003
------------------------------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective April
   28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          6.24              6.58         483,015   2006
                                                                        6.09              6.24         553,877   2005
                                                                        5.68              6.09         595,693   2004
                                                                        4.71              5.68         736,265   2003
                                                                        6.64              4.71         576,645   2002
                                                                        8.98              6.64         331,541   2001
                                                                       10.00              8.98          57,669   2000
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 8.65              9.59         388,888   2006
                                                                        8.22              8.65         463,596   2005
                                                                        7.53              8.22         519,243   2004
                                                                        6.29              7.53         492,435   2003
                                                                        8.11              6.29         376,910   2002
                                                                        9.84              8.11         241,953   2001
                                                                       10.00              9.84           8,638   2000
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                 $ 7.91            $ 8.78         440,477   2006
                                                                        7.66              7.91         492,215   2005
                                                                        7.34              7.66         563,369   2004
                                                                        5.60              7.34         781,828   2003
                                                                        8.35              5.60         411,289   2002
                                                                        8.96              8.35         155,938   2001
                                                                       10.00              8.96          18,273   2000
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.74             12.28              --   2006
                                                                       11.75             11.74              --   2005
                                                                       11.12             11.75              --   2004
                                                                       10.27             11.12              --   2003
                                                                       10.00             10.27              --   2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.58             13.80         238,364   2006
                                                                       12.47             12.58         184,506   2005
                                                                       11.43             12.47              --   2004
                                                                       10.02             11.43              --   2003
                                                                       10.00             10.02              --   2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      11.21             14.43         745,308   2006
                                                                        9.78             11.21         713,275   2005
                                                                        7.66              9.78         758,073   2004
                                                                        5.75              7.66         730,480   2003
                                                                        7.59              5.75         501,656   2002
                                                                       10.22              7.59         303,903   2001
                                                                       10.00             10.22          32,271   2000
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       11.14             12.14         221,729   2006
                                                                       10.93             11.14         240,371   2005
                                                                       10.00             10.93          92,893   2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           13.44             14.23         146,163   2006
                                                                       13.04             13.44         172,010   2005
                                                                       12.44             13.04         153,599   2004
                                                                        9.69             12.44          56,951   2003
                                                                       10.00              9.69             100   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              11.40             13.15       1,371,472   2006
                                                                       10.17             11.40       1,561,191   2005
                                                                        8.70             10.17       1,576,650   2004
                                                                        6.19              8.70       1,142,590   2003
                                                                        8.12              6.19         691,046   2002
                                                                        9.40              8.12         276,877   2001
                                                                       10.00              9.40          35,315   2000
---------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                   8.78              9.90       1,226,589
                                                                                      8.45              8.78       1,188,072
                                                                                      7.87              8.45       1,334,756
                                                                                      6.33              7.87       1,385,950
                                                                                      7.95              6.33       1,005,473
                                                                                      9.02              7.95         473,200
                                                                                     10.00              9.02          73,558
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        16.83             18.98         272,856
                                                                                     15.61             16.83         246,928
                                                                                     13.32             15.61         299,183
                                                                                      9.40             13.32         120,040
                                                                                     10.00              9.40              --
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                      $15.43            $15.58          32,136
                                                                                     14.02             15.43          30,769
                                                                                     11.94             14.02          32,334
                                                                                     10.00             11.94          17,789
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        10.40             10.69         129,746
                                                                                     10.00             10.40          92,471
-------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         12.59             12.65         116,523
                                                                                     12.18             12.59         143,405
                                                                                     11.74             12.18         131,657
                                                                                     11.68             11.74         154,491
                                                                                     10.98             11.68          82,184
                                                                                     10.38             10.98          16,136
                                                                                     10.00             10.38             929
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                12.90             13.83       1,238,964
                                                                                     12.60             12.90       1,489,607
                                                                                     11.70             12.60       1,529,658
                                                                                      9.69             11.70       1,522,099
                                                                                      9.98              9.69         541,743
                                                                                      9.92              9.98         207,597
                                                                                     10.00              9.92          11,611
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 14.84             14.76         843,560
                                                                                     14.41             14.84         955,206
                                                                                     13.63             14.41       1,080,903
                                                                                     13.35             13.63       1,205,322
                                                                                     11.55             13.35       1,088,846
                                                                                     11.10             11.55         386,285
                                                                                     10.00             11.10          15,494
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                               9.97             10.19          96,774
                                                                                     10.00              9.97          70,624
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              12.94             13.21       3,911,844
                                                                                     12.85             12.94       4,195,522
                                                                                     12.46             12.85       4,038,116
                                                                                     12.07             12.46       4,353,956
                                                                                     11.26             12.07       2,751,630
                                                                                     10.57             11.26         810,937
                                                                                     10.00             10.57          58,869
-------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                                     14.57             14.52          35,338
                                                                                     13.00             14.57          49,435
                                                                                     12.11             13.00           4,228
                                                                                     10.00             12.11           1,832
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                           2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                 2006
                                                                              2005
----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares  2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       2006
                                                                              2005
----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II            16.65             18.59         253,544   2006
                                                        13.97             16.65          52,020   2005
                                                        12.31             13.97           6,289   2004
                                                        10.00             12.31           2,027   2003
------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II               14.84             17.75         115,930   2006
                                                        10.00             14.84          37,836   2005
------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------
  OTC Fund                                             $ 3.56            $ 3.70         394,344   2006
                                                         3.58              3.56         405,827   2005
                                                         3.33              3.58         524,995   2004
                                                         2.33              3.33         825,009   2003
                                                         3.88              2.33         329,408   2002
                                                         6.08              3.88         239,875   2001
                                                        10.00              6.08          82,259   2000
------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                 12.20             13.92       1,403,063   2006
                                                        11.92             12.20       1,340,627   2005
                                                        10.33             11.92       1,231,035   2004
                                                         8.03             10.33         667,800   2003
                                                        10.00              8.03         130,719   2002
------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares         10.06             10.15         156,886   2006
                                                         9.51             10.06         159,385   2005
                                                         9.06              9.51         179,786   2004
                                                         7.25              9.06         162,892   2003
                                                        10.00              7.25          28,218   2002
------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2

   The Universal Institutional Funds, Inc. -- Equity and Income
   Portfolio -- Class II Shares

   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

Lifetime Income Plus 2007 was added effective May 1, 2007. Therefore, no condensed financial information is available with this option.

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2007, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative

The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


The Company.......................................................................................................... B-3

The Separate Account................................................................................................. B-3

Additional Information About the Guarantee Account................................................................... B-3

The Contracts........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

Termination of Participation Agreements.............................................................................. B-4

Calculation of Performance Data...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. --  Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

Tax Matters.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

General Provisions................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans........................................................ B-9

Regulation of Genworth Life and Annuity Insurance Company............................................................ B-9

Experts.............................................................................................................. B-9

Financial Statements................................................................................................. B-9

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Due to the mergers of FHL and FCL, the Company acquired ownership in American Mayflower Life Insurance Company of New York ("AML"). Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML was merged into GLICNY with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

  . Protection. We offer customers life insurance, including term and universal life, and accident and health insurance, including Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Retail products include: individual fixed and variable annuities; group variable annuities offered through retirement plans; single premium immediate annuities; and variable life insurance. Institutional products include: guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").

We also have Corporate and Other activities, which consist primarily of unallocated net investment gains (losses), corporate income, expenses and income taxes.

We principally offer annuity contracts, GICs, funding agreements, FABNs, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principle offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one year advance written notice.


MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.


The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.

XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.


Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money MarketFund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


Current Yield:   3.09% as of December 31, 2006
Effective Yield: 3.14% as of December 31, 2006


GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


Current Yield:   3.09% as of December 31, 2006
Effective Yield: 3.14% as of December 31, 2006


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


Current Yield:   3.02% as of December 31, 2006
Effective Yield: 3.06% as of December 31, 2006


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


Current Yield:   3.02% as of December 31, 2006
Effective Yield: 3.06% as of December 31, 2006


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all optional death benefit riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral


A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.


A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans


On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


Regulation of Genworth Life and Annuity Insurance Company

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated "historical" and "as-if-pooled" financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of the Separate Account as of December 31, 2006, and for each of the years or lesser periods in the two-year period ended December 31, 2006, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The audit report on the consolidated "as-if-pooled" financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated "as-if-pooled" financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules incorporated by reference herein also give retroactive effect to the Mergers.

The reports of KPMG LLP dated March 12, 2007 with respect to the consolidated "historical" and "as-if-pooled" financial statements and schedules of Genworth Life and Annuity Insurance Company and subsidiaries refer to a change in accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


Financial Statements


The Statement of Additional Information contains the consolidated "historical" and "as-if-pooled" financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2006

                                                       Page
                                                       -----
Independent Registered Public Accounting Firm's Report   F-1

Statements of Assets and Liabilities..................   F-3

Statements of Operations..............................  F-32

Statements of Changes in Net Assets...................  F-62

Notes to Financial Statements......................... F-114

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth -- Series I Shares, AIM V.I. Technology
Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R)
Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growh V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series --Class B; Dreyfus -- Dreyfus Investment
Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP --Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund
II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset ManagerSM Portfolio --Initial Class, VIP Asset ManagerSM Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R)
Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation
Portfolio -- Service Class 2, VIP Equity -- Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 shares, Total Return Fund -- Class 3 shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth
Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth
Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index

Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II, Legg Mason Partners Variable Investors Portfolio -- Class I, Legg Mason Partners Variable Strategic Bond Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class II; Legg Mason Partners Variable Portfolios
II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock
Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio --Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio --Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series
Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison
Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares, SP William Blair International Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Van Kampen Life Investment Trust --Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares) as of December 31, 2006, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2006, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
April 13, 2007

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2006

                                                                AIM Variable Insurance Funds
                                              ----------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.
                                                                   Capital         Capital        AIM V.I.
                                               AIM V.I. Basic   Appreciation     Development     Core Equity
                               Consolidated    Value Fund --       Fund --         Fund --         Fund --
                                  Total       Series II shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):.... $10,024,173,165    29,813,459      30,237,919        17,499        29,721,116
Dividend receivable..........      13,771,975            --              --            --                --
Receivable from
  affiliate (note 4b)........             871             2              13            --                --
Receivable for units sold....       8,922,632         3,033              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Total assets..........  10,046,868,643    29,816,494      30,237,932        17,499        29,721,116
                              ---------------    ----------      ----------        ------        ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,336,983         3,936           3,904             1             3,855
Payable for units
  withdrawn..................       4,411,677            --          13,686            --            17,525
                              ---------------    ----------      ----------        ------        ----------
       Total liabilities.....       5,748,660         3,936          17,590             1            21,380
                              ---------------    ----------      ----------        ------        ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 9,993,445,709    29,812,558      30,220,342        17,498        29,699,736
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      23,465,901            --              --            --                --
   Genworth Life and
     Annuity (note 4d).......      24,208,373            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Net assets............ $10,041,119,983    29,812,558      30,220,342        17,498        29,699,736
                              ===============    ==========      ==========        ======        ==========
Investments in
  securities, at cost........ $ 8,944,631,936    25,966,533      26,019,412        14,429        27,417,285
                              ===============    ==========      ==========        ======        ==========
Shares outstanding...........     751,575,489     2,251,772       1,153,239           950         1,091,885
                              ===============    ==========      ==========        ======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                                  AIM V.I.         AIM V.I.
                                  AIM V.I.       Government     International      AIM V.I.
                                Global Real      Securities         Growth         Large Cap
                               Estate Fund --      Fund --         Fund --         Growth --
                              Series II shares Series I shares Series II shares Series I shares
                              ---------------- --------------- ---------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $47,485          15,557         43,397,472        28,615
Dividend receivable..........          --              --                 --            --
Receivable from
  affiliate (note 4b)........          --              --                  2            --
Receivable for units sold....           4              --             39,478             2
                                  -------          ------         ----------        ------
       Total assets..........      47,489          15,557         43,436,952        28,617
                                  -------          ------         ----------        ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           6               1              6,151             3
Payable for units
  withdrawn..................          --              --                 --            --
                                  -------          ------         ----------        ------
       Total liabilities.....           6               1              6,151             3
                                  -------          ------         ----------        ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $47,483          15,556         43,111,276        28,614
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --              --            319,525            --
   Genworth Life and
     Annuity (note 4d).......          --              --                 --            --
                                  -------          ------         ----------        ------
       Net assets............     $47,483          15,556         43,430,801        28,614
                                  =======          ======         ==========        ======
Investments in
  securities, at cost........     $39,334          15,950         38,005,384        26,651
                                  =======          ======         ==========        ======
Shares outstanding...........       1,662           1,318          1,488,764         2,087
                                  =======          ======         ==========        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                               AIM Variable Insurance Funds        The Alger American
                                        (continued)                       Fund
                              ------------------------------- -----------------------------
                                                                                 Alger
                                                                  Alger         American
                                 AIM V.I.        AIM V.I.        American        Small
                                Technology       Utilities        Growth     Capitalization
                                  Fund --         Fund --      Portfolio --   Portfolio --
                              Series I shares Series I shares Class O Shares Class O Shares
                              --------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....     $10,508          8,745        85,877,575     73,682,056
Dividend receivable..........          --             --                --             --
Receivable from
  affiliate (note 4b)........          --              1                10             --
Receivable for units sold....          --             --                --             --
                                  -------          -----        ----------     ----------
       Total assets..........      10,508          8,746        85,877,585     73,682,056
                                  -------          -----        ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1              1            10,334          8,954
Payable for units
  withdrawn..................          --             --             6,010         42,173
                                  -------          -----        ----------     ----------
       Total liabilities.....           1              1            16,344         51,127
                                  -------          -----        ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $10,507          8,745        85,640,409     73,589,299
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --             --           220,832         41,630
   Genworth Life and
     Annuity (note 4d).......          --             --                --             --
                                  -------          -----        ----------     ----------
       Net assets............     $10,507          8,745        85,861,241     73,630,929
                                  =======          =====        ==========     ==========
Investments in
  securities, at cost........     $ 8,920          8,031        85,024,923     55,298,813
                                  =======          =====        ==========     ==========
Shares outstanding...........         750            412         2,083,396      2,592,613
                                  =======          =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global          Growth and       International       Large Cap         Small Cap
                                 Technology          Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    $4,146,558        183,560,153       98,847,736        32,231,606         7,656,447
Dividend receivable..........            --                 --               --                --                --
Receivable from
  affiliate (note 4b)........            --                 --               --                --                --
Receivable for units sold....           596                 --          119,561                --                --
                                 ----------        -----------       ----------        ----------         ---------
       Total assets..........     4,147,154        183,560,153       98,967,297        32,231,606         7,656,447
                                 ----------        -----------       ----------        ----------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           526             23,655           14,081             4,205               985
Payable for units
  withdrawn..................            --            113,042               --            15,082             1,847
                                 ----------        -----------       ----------        ----------         ---------
       Total liabilities.....           526            136,697           14,081            19,287             2,832
                                 ----------        -----------       ----------        ----------         ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    $4,146,628        183,420,049       98,207,658        32,212,319         7,653,615
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              3,407          745,558                --                --
   Genworth Life and
     Annuity (note 4d).......            --                 --               --                --                --
                                 ----------        -----------       ----------        ----------         ---------
       Net assets............    $4,146,628        183,423,456       98,953,216        32,212,319         7,653,615
                                 ==========        ===========       ==========        ==========         =========
Investments in
  securities, at cost........    $3,617,542        147,880,650       86,124,662        28,419,896         6,778,704
                                 ==========        ===========       ==========        ==========         =========
Shares outstanding...........       244,779          6,816,196        3,995,462         1,222,283           573,087
                                 ==========        ===========       ==========        ==========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  American Century Variable Portfolios, Inc.
                              --------------------------------------------------
                                 VP                                       VP
                              Income &      VP          VP      VP    Inflation
                               Growth  International Ultra(R)  Value  Protection
                              Fund --     Fund --    Fund --  Fund --  Fund --
                              Class I     Class I    Class I  Class I  Class II
                              -------- ------------- -------- ------- ----------
Assets
Investments at fair
  market value (note 2b):.... $135,516   1,498,896    60,405  298,986 3,841,873
Dividend receivable..........       --          --        --       --        --
Receivable from
  affiliate (note 4b)........       --          --        --       --        --
Receivable for units sold....       13      57,239         5    8,881    35,744
                              --------   ---------    ------  ------- ---------
       Total assets..........  135,529   1,556,135    60,410  307,867 3,877,617
                              --------   ---------    ------  ------- ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       20         231        10       44       558
Payable for units
  withdrawn..................       --          --        --       --        --
                              --------   ---------    ------  ------- ---------
       Total liabilities.....       20         231        10       44       558
                              --------   ---------    ------  ------- ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $135,509   1,497,736    60,400  298,874 3,850,212
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --      58,168        --    8,949    26,847
   Genworth Life and
     Annuity (note 4d).......       --          --        --       --        --
                              --------   ---------    ------  ------- ---------
       Net assets............ $135,509   1,555,904    60,400  307,823 3,877,059
                              ========   =========    ======  ======= =========
Investments in
  securities, at cost........ $123,870   1,377,073    59,411  283,927 3,881,153
                              ========   =========    ======  ======= =========
Shares outstanding...........   15,703     148,112     6,016   34,209   381,138
                              ========   =========    ======  ======= =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                             BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------
                                                  BlackRock        BlackRock        BlackRock
                                 BlackRock          Global         Large Cap          Value
                              Basic Value V.I. Allocation V.I.    Growth V.I.     Opportunities
                                  Fund --          Fund --          Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....   $11,737,773       55,567,755       2,910,350        2,431,325
Dividend receivable..........     1,426,475        4,040,701           1,542        4,768,891
Receivable from
  affiliate (note 4b)........             2               --               1               --
Receivable for units sold....            --          602,877             283              846
                                -----------       ----------       ---------        ---------
       Total assets..........    13,164,250       60,211,333       2,912,176        7,201,062
                                -----------       ----------       ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1,813           10,265             373              980
Payable for units
  withdrawn..................           997               --              --               --
                                -----------       ----------       ---------        ---------
       Total liabilities.....         2,810           10,265             373              980
                                -----------       ----------       ---------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $13,161,440       57,986,880       2,911,803        7,200,082
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --        2,214,188              --               --
   Genworth Life and
     Annuity (note 4d).......            --               --              --               --
                                -----------       ----------       ---------        ---------
       Net assets............   $13,161,440       60,201,068       2,911,803        7,200,082
                                ===========       ==========       =========        =========
Investments in
  securities, at cost........   $11,843,381       56,566,629       2,688,104        7,735,339
                                ===========       ==========       =========        =========
Shares outstanding...........       740,087        4,113,083         247,900        1,203,626
                                ===========       ==========       =========        =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                Columbia Funds Variable
                                   Insurance Trust I                    Dreyfus
                              --------------------------- ------------------------------------
                                                             Dreyfus               The Dreyfus
                                              Columbia     Investment    Dreyfus    Socially
                                Columbia      Marsico     Portfolios --  Variable  Responsible
                                Marsico    International     MidCap     Investment   Growth
                              Growth Fund, Opportunities      Stock      Fund --      Fund,
                                Variable   Fund, Variable Portfolio --    Money      Inc. --
                               Series --     Series --       Initial      Market     Initial
                                Class A       Class B        Shares     Portfolio    Shares
                              ------------ -------------- ------------- ---------- -----------
Assets
Investments at fair
  market value (note 2b):.... $57,279,480   101,212,588      157,141     521,038    5,391,247
Dividend receivable..........          --            --           --       2,128           --
Receivable from
  affiliate (note 4b)........          --             8           --          --           --
Receivable for units sold....      14,574            --           13          56           --
                              -----------   -----------      -------     -------    ---------
       Total assets..........  57,294,054   101,212,596      157,154     523,222    5,391,247
                              -----------   -----------      -------     -------    ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       7,540        13,884           21          84          683
Payable for units
  withdrawn..................          --        12,879           --          --       18,716
                              -----------   -----------      -------     -------    ---------
       Total liabilities.....       7,540        26,763           21          84       19,399
                              -----------   -----------      -------     -------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $57,286,514   100,809,625      157,133     523,138    5,371,848
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --       376,208           --          --           --
   Genworth Life and
     Annuity (note 4d).......          --            --           --          --           --
                              -----------   -----------      -------     -------    ---------
       Net assets............ $57,286,514   101,185,833      157,133     523,138    5,371,848
                              ===========   ===========      =======     =======    =========
Investments in
  securities, at cost........ $50,143,812    83,339,684      153,221     521,038    5,420,571
                              ===========   ===========      =======     =======    =========
Shares outstanding...........   3,017,886     4,611,052        9,036     521,038      189,499
                              ===========   ===========      =======     =======    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                                                                             VT
                                DWS Dreman     DWS Dreman        DWS            VT        Worldwide   Evergreen VA
                               High Return   Small Mid Cap    Technology   Floating-Rate   Health         Omega
                              Equity VIP --   Value VIP --      VIP --        Income      Sciences       Fund --
                              Class B Shares Class B Shares Class B Shares     Fund         Fund         Class 2
                              -------------- -------------- -------------- -------------  ----------  -------------
Assets
Investments at fair
  market value (note 2b):....    $127,787        71,850         10,165      46,565,120    11,571,604     723,463
Dividend receivable..........       4,985            --             --         265,955            --          --
Receivable from
  affiliate (note 4b)........          --            --             --              --             2          --
Receivable for units sold....          13             5             --              --           742          62
                                 --------        ------         ------      ----------    ----------     -------
       Total assets..........     132,785        71,855         10,165      46,831,075    11,572,348     723,525
                                 --------        ------         ------      ----------    ----------     -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          19             9              2          22,604         1,471          93
Payable for units
  withdrawn..................          --            --             --          64,188            --          --
                                 --------        ------         ------      ----------    ----------     -------
       Total liabilities.....          19             9              2          86,792         1,471          93
                                 --------        ------         ------      ----------    ----------     -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    $132,766        71,846         10,163      46,744,283    11,568,884     723,432
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --             --              --         1,993          --
   Genworth Life and
     Annuity (note 4d).......          --            --             --              --            --          --
                                 --------        ------         ------      ----------    ----------     -------
       Net assets............    $132,766        71,846         10,163      46,744,283    11,570,877     723,432
                                 ========        ======         ======      ==========    ==========     =======
Investments in
  securities, at cost........    $122,488        65,455          9,778      46,760,154    10,627,093     658,140
                                 ========        ======         ======      ==========    ==========     =======
Shares outstanding...........       8,508         3,140          1,099       4,637,960       961,896      41,059
                                 ========        ======         ======      ==========    ==========     =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                             Federated Insurance Series
                              ---------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income Federated
                               Leaders    Federated     Bond        Bond      Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  Fund II --
                               Primary     Income      Primary     Service    Service
                                Shares     Fund II     Shares      Shares      Shares
                              ----------- ---------- ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2b):.... $45,517,129 18,816,352 43,375,205  41,886,423  49,994,466
Dividend receivable..........          --         --         --          --          --
Receivable from
  affiliate (note 4b)........           9         14         --          14          --
Receivable for units sold....          --         --    141,046       1,501          --
                              ----------- ---------- ----------  ----------  ----------
       Total assets..........  45,517,138 18,816,366 43,516,251  41,887,938  49,994,466
                              ----------- ---------- ----------  ----------  ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       5,448      2,236      5,242       5,419       6,364
Payable for units
  withdrawn..................     117,286     62,126         --          --     135,336
                              ----------- ---------- ----------  ----------  ----------
       Total liabilities.....     122,734     64,362      5,242       5,419     141,700
                              ----------- ---------- ----------  ----------  ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $45,394,404 18,747,910 43,443,139  41,882,519  49,852,766
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      4,094     67,870          --          --
   Genworth Life and
     Annuity (note 4d).......          --         --         --          --          --
                              ----------- ---------- ----------  ----------  ----------
       Net assets............ $45,394,404 18,752,004 43,511,009  41,882,519  49,852,766
                              =========== ========== ==========  ==========  ==========
Investments in
  securities, at cost........ $39,759,712 18,633,671 42,231,426  40,634,755  40,507,431
                              =========== ========== ==========  ==========  ==========
Shares outstanding...........   2,112,164  1,933,849  5,525,504   5,363,178   3,059,637
                              =========== ========== ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                         Fidelity(R) Variable Insurance Products Fund
                              ------------------------------------------------------------------
                               VIP Asset    VIP Asset                     VIP           VIP
                              Manager/SM/  Manager/SM/  VIP Balanced Contrafund(R) Contrafund(R)
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Initial      Service      Service       Initial       Service
                                 Class       Class 2      Class 2        Class        Class 2
                              ------------ ------------ ------------ ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $125,362,739  26,493,683   18,658,021   366,169,248   222,683,756
Dividend receivable..........           --          --           --            --            --
Receivable from
  affiliate (note 4b)........           10          --           --            --            --
Receivable for units sold....           --       4,645        4,998            --            --
                              ------------  ----------   ----------   -----------   -----------
       Total assets..........  125,362,749  26,498,328   18,663,019   366,169,248   222,683,756
                              ------------  ----------   ----------   -----------   -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       12,877       4,142        3,258        43,843        28,911
Payable for units
  withdrawn..................       76,122          --           --       404,961        74,592
                              ------------  ----------   ----------   -----------   -----------
       Total liabilities.....       88,999       4,142        3,258       448,804       103,503
                              ------------  ----------   ----------   -----------   -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $125,146,509  26,494,186   18,500,329   365,642,344   222,349,338
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      127,241          --      159,432        78,100       230,915
   Genworth Life and
     Annuity (note 4d).......           --          --           --            --            --
                              ------------  ----------   ----------   -----------   -----------
       Net assets............ $125,273,750  26,494,186   18,659,761   365,720,444   222,580,253
                              ============  ==========   ==========   ===========   ===========
Investments in
  securities, at cost........ $118,798,344  24,913,344   17,768,596   293,634,144   197,212,072
                              ============  ==========   ==========   ===========   ===========
Shares outstanding...........    7,979,805   1,712,585    1,206,858    11,635,502     7,157,948
                              ============  ==========   ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                VIP Dynamic
                                  Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                               Appreciation      Income         Income        & Income       & Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $4,975,125     354,594,089    167,948,385    70,408,099     33,063,270
Dividend receivable..........           --              --             --            --             --
Receivable from
  affiliate (note 4b)........           --              --             --            --             --
Receivable for units sold....           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Total assets..........    4,975,125     354,594,089    167,948,385    70,408,099     33,063,270
                                ----------     -----------    -----------    ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          646          41,328         21,861         8,528          4,258
Payable for units
  withdrawn..................        8,632         175,859          9,305        77,049         34,151
                                ----------     -----------    -----------    ----------     ----------
       Total liabilities.....        9,278         217,187         31,166        85,577         38,409
                                ----------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $4,965,847     354,231,522    167,917,219    70,317,271     33,024,861
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         145,380             --         5,251             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Net assets............   $4,965,847     354,376,902    167,917,219    70,322,522     33,024,861
                                ==========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........   $4,559,218     309,891,564    149,375,126    59,909,521     26,785,749
                                ==========     ===========    ===========    ==========     ==========
Shares outstanding...........      524,802      13,534,126      6,492,013     4,367,748      2,084,695
                                ==========     ===========    ===========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                               VIP Growth
                              Opportunities  VIP Growth     VIP Growth     VIP Mid Cap    VIP Mid Cap
                              Portfolio --  Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Initial Class Service Class 2
                              ------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $20,754,548   155,416,835    49,735,434       46,007       248,875,632
Dividend receivable..........           --            --            --           --                --
Receivable from
  affiliate (note 4b)........           --            --            28           --                 2
Receivable for units sold....           --            --            --            2                --
                               -----------   -----------    ----------       ------       -----------
       Total assets..........   20,754,548   155,416,835    49,735,462       46,009       248,875,634
                               -----------   -----------    ----------       ------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        2,504        17,829         6,489            3            31,662
Payable for units
  withdrawn..................      112,337       157,010        60,435           --            57,907
                               -----------   -----------    ----------       ------       -----------
       Total liabilities.....      114,841       174,839        66,924            3            89,569
                               -----------   -----------    ----------       ------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $20,639,707   155,211,371    49,668,538       46,006       248,780,533
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        30,625            --           --             5,532
   Genworth Life and
     Annuity (note 4d).......           --            --            --           --                --
                               -----------   -----------    ----------       ------       -----------
       Net assets............  $20,639,707   155,241,996    49,668,538       46,006       248,786,065
                               ===========   ===========    ==========       ======       ===========
Investments in
  securities, at cost........  $18,978,085   150,074,992    42,872,451       32,265       206,553,081
                               ===========   ===========    ==========       ======       ===========
Shares outstanding...........    1,142,872     4,332,780     1,404,162        1,323         7,266,442
                               ===========   ===========    ==========       ======       ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  Fidelity(R) Variable           Franklin Templeton
                                 Insurance Products Fund         Variable Insurance
                                       (continued)                 Products Trust
                              ----------------------------- -----------------------------
                                                                              Franklin
                                                               Franklin      Large Cap
                                               VIP Value        Income         Growth
                              VIP Overseas    Strategies      Securities     Securities
                              Portfolio --   Portfolio --      Fund --        Fund --
                              Initial Class Service Class 2 Class 2 Shares Class 2 Shares
                              ------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $89,413,507     4,229,466     406,682,785     1,099,278
Dividend receivable..........           --            --              --            --
Receivable from
  affiliate (note 4b)........           36            --              10            --
Receivable for units sold....           --        32,716       1,949,207        39,935
                               -----------     ---------     -----------     ---------
       Total assets..........   89,413,543     4,262,182     408,632,002     1,139,213
                               -----------     ---------     -----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       10,197           551          66,927           170
Payable for units
  withdrawn..................       65,184            --              --            --
                               -----------     ---------     -----------     ---------
       Total liabilities.....       75,381           551          66,927           170
                               -----------     ---------     -----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $89,338,162     4,261,631     403,944,470     1,098,773
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --            --       4,620,605        40,270
   Genworth Life and
     Annuity (note 4d).......           --            --              --            --
                               -----------     ---------     -----------     ---------
       Net assets............  $89,338,162     4,261,631     408,565,075     1,139,043
                               ===========     =========     ===========     =========
Investments in
  securities, at cost........  $60,993,592     3,970,680     380,965,960     1,046,885
                               ===========     =========     ===========     =========
Shares outstanding...........    3,730,226       313,759      23,426,428        66,744
                               ===========     =========     ===========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          Franklin Templeton Variable Insurance Products Trust (continued)
                              -----------------------------------------------------------------------------------------
                                               Templeton      Templeton      Templeton      Templeton      Templeton
                              Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $27,850,615     20,921,195     1,823,833       185,244       8,155,506      7,965,551
Dividend receivable..........           --             --            --            --              --             --
Receivable from
  affiliate (note 4b)........            2             --            --            --              --             --
Receivable for units sold....      148,447             --        61,837            15              --         55,435
                               -----------     ----------     ---------       -------       ---------      ---------
       Total assets..........   27,999,064     20,921,195     1,885,670       185,259       8,155,506      8,020,986
                               -----------     ----------     ---------       -------       ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3,930          2,574           276            23             924          1,013
Payable for units
  withdrawn..................           --          8,823            --            --           1,845             --
                               -----------     ----------     ---------       -------       ---------      ---------
       Total liabilities.....        3,930         11,397           276            23           2,769          1,013
                               -----------     ----------     ---------       -------       ---------      ---------
Net assets attributable
  to:
Variable deferred
  annuity contract
  owners in the
  accumulation period........  $27,764,219     20,909,798     1,822,751       185,236       8,152,737      8,019,973
Variable deferred
  annuity contract
  owners in the
  annuitization period.......      230,915             --        62,643            --              --             --
Genworth Life and
  Annuity (note 4d)..........           --             --            --            --              --             --
                               -----------     ----------     ---------       -------       ---------      ---------
       Net assets............  $27,995,134     20,909,798     1,885,394       185,236       8,152,737      8,019,973
                               ===========     ==========     =========       =======       =========      =========
Investments in
  securities, at cost........  $26,270,715     17,441,755     1,704,636       173,630       7,581,859      7,485,217
                               ===========     ==========     =========       =======       =========      =========
Shares outstanding...........    1,360,558      1,101,695        97,427         8,517         518,468        500,035
                               ===========     ==========     =========       =======       =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          GE Investments Funds, Inc.
                              --------------------------------------------------
                                           International   Mid-Cap      Money
                              Income Fund   Equity Fund  Equity Fund Market Fund
                              ------------ ------------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):.... $115,669,738  64,910,898   184,341,858 249,327,656
Dividend receivable..........           --          --            --   1,034,463
Receivable from
  affiliate (note 4b)........           75          --            --          48
Receivable for units sold....           --          --            --     641,884
                              ------------  ----------   ----------- -----------
       Total assets..........  115,669,813  64,910,898   184,341,858 251,004,051
                              ------------  ----------   ----------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       15,260       4,894        23,199      31,767
Payable for units
  withdrawn..................      135,287      10,645       108,219          --
                              ------------  ----------   ----------- -----------
       Total liabilities.....      150,547      15,539       131,418      31,767
                              ------------  ----------   ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $114,986,724  40,686,986   184,177,776 250,834,919
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      532,542          --        32,664     137,365
   Genworth Life and
     Annuity (note 4d).......           --  24,208,373            --          --
                              ------------  ----------   ----------- -----------
       Net assets............ $115,519,266  64,895,359   184,210,440 250,972,284
                              ============  ==========   =========== ===========
Investments in
  securities, at cost........ $122,382,018  54,686,560   175,118,125 249,327,657
                              ============  ==========   =========== ===========
Shares outstanding...........    9,802,520   4,610,149    10,134,242 249,327,656
                              ============  ==========   =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                         GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------
                                Premier                                       Total Return
                                Growth    Real Estate S&P 500(R)   Small-Cap    Fund --
                                Equity    Securities    Index       Equity      Class 1
                                 Fund        Fund        Fund        Fund        Shares
                              ----------- ----------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2b):.... $92,261,587 165,935,309 428,965,613 117,143,380 1,342,374,765
Dividend receivable..........          --          --          --          --            --
Receivable from
  affiliate (note 4b)........          --          20         115           4            --
Receivable for units sold....          --          --          --          --       395,015
                              ----------- ----------- ----------- ----------- -------------
       Total assets..........  92,261,587 165,935,329 428,965,728 117,143,384 1,342,769,780
                              ----------- ----------- ----------- ----------- -------------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....      11,655      20,197      52,896      15,013       193,330
Payable for units
  withdrawn..................      61,237      70,746      80,209      12,620            --
                              ----------- ----------- ----------- ----------- -------------
       Total liabilities.....      72,892      90,943     133,105      27,633       193,330
                              ----------- ----------- ----------- ----------- -------------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $91,958,776 165,844,386 428,808,245 117,115,751 1,342,570,954
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     229,919          --      24,378          --         5,496
   Genworth Life and
     Annuity (note 4d).......          --          --          --          --            --
                              ----------- ----------- ----------- ----------- -------------
       Net assets............ $92,188,695 165,844,386 428,832,623 117,115,751 1,342,576,450
                              =========== =========== =========== =========== =============
Investments in
  securities, at cost........ $77,097,196 154,700,958 351,646,951 111,563,658 1,224,152,989
                              =========== =========== =========== =========== =============
Shares outstanding...........   1,122,814   7,721,513  16,460,691   8,140,610    75,883,254
                              =========== =========== =========== =========== =============

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)    Insurance Trust
                              -------------------------------------- ----------------------
                                                                      Goldman     Goldman
                              Total Return                             Sachs       Sachs
                                Fund --                    Value     Growth and   Mid Cap
                                Class 3     U.S. Equity    Equity      Income      Value
                                 Shares        Fund         Fund        Fund       Fund
                              ------------  -----------  ----------  ---------- -----------
Assets
Investments at fair
  market value (note 2b):.... $362,312,384  92,406,075   36,354,381  41,497,117 190,498,085
Dividend receivable..........           --          --           --          --          --
Receivable from
  affiliate (note 4b)........           --          25            1          --          --
Receivable for units sold....    3,663,339          --           --          --          --
                              ------------  ----------   ----------  ---------- -----------
       Total assets..........  365,975,723  92,406,100   36,354,382  41,497,117 190,498,085
                              ------------  ----------   ----------  ---------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       62,671      11,751        4,687       5,097      23,309
Payable for units
  withdrawn..................           --      45,394       50,926      14,942      26,481
                              ------------  ----------   ----------  ---------- -----------
       Total liabilities.....       62,671      57,145       55,613      20,039      49,790
                              ------------  ----------   ----------  ---------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $358,411,773  92,207,105   36,298,769  41,477,078 190,448,295
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    7,501,279     141,850           --          --          --
   Genworth Life and
     Annuity (note 4d).......           --          --           --          --          --
                              ------------  ----------   ----------  ---------- -----------
       Net assets............ $365,913,052  92,348,955   36,298,769  41,477,078 190,448,295
                              ============  ==========   ==========  ========== ===========
Investments in
  securities, at cost........ $353,042,993  76,679,573   30,885,726  35,355,265 172,974,098
                              ============  ==========   ==========  ========== ===========
Shares outstanding...........   20,481,198   2,368,172    3,397,606   2,983,258  11,839,533
                              ============  ==========   ==========  ========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2b):.... $325,339     121,094     203,706   34,310     15,364
Dividend receivable..........       --          --          --       --         --
Receivable from
  affiliate (note 4b)........       --           1           1       --         --
Receivable for units sold....       28          12          18        3          1
                              --------     -------     -------   ------     ------
       Total assets..........  325,367     121,107     203,725   34,313     15,365
                              --------     -------     -------   ------     ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       42          19          29        4          2
Payable for units
  withdrawn..................       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Total liabilities.....       42          19          29        4          2
                              --------     -------     -------   ------     ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $325,325     121,088     203,696   34,309     15,363
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --          --          --       --         --
   Genworth Life and
     Annuity (note 4d).......       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Net assets............ $325,325     121,088     203,696   34,309     15,363
                              ========     =======     =======   ======     ======
Investments in
  securities, at cost........ $323,914     103,704     189,762   33,561     14,817
                              ========     =======     =======   ======     ======
Shares outstanding...........   27,455       8,215       6,455    1,925        979
                              ========     =======     =======   ======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Janus Aspen Series
                              --------------------------------------------------------------------
                                                          Fundamental
                                Balanced      Balanced      Equity     Flexible Bond     Forty
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                              Institutional   Service    Institutional Institutional Institutional
                                 Shares        Shares       Shares        Shares        Shares
                              ------------- ------------ ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $239,298,091  146,334,690     13,427      33,292,989    107,025,897
Dividend receivable..........           --           --         --              --             --
Receivable from
  affiliate (note 4b)........           22           --         --               5             --
Receivable for units sold....           --           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Total assets..........  239,298,113  146,334,690     13,427      33,292,994    107,025,897
                              ------------  -----------     ------      ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       28,498       20,097          1           3,971         13,088
Payable for units
  withdrawn..................      189,417       64,442         --          11,636        187,014
                              ------------  -----------     ------      ----------    -----------
       Total liabilities.....      217,915       84,539          1          15,607        200,102
                              ------------  -----------     ------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $239,071,745  146,142,113     13,426      33,277,387    106,560,815
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        8,453      108,038         --              --        264,980
   Genworth Life and
     Annuity (note 4d).......           --           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Net assets............ $239,080,198  146,250,151     13,426      33,277,387    106,825,795
                              ============  ===========     ======      ==========    ===========
Investments in
  securities, at cost........ $203,060,999  124,860,685     10,886      35,766,140     87,890,294
                              ============  ===========     ======      ==========    ===========
Shares outstanding...........    8,580,068    5,075,778        574       2,962,010      3,548,604
                              ============  ===========     ======      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                           Global Life     Global    International International
                                 Forty       Sciences    Technology     Growth        Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Service      Service    Institutional    Service
                                 Shares       Shares       Shares       Shares        Shares
                              ------------ ------------ ------------ ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $36,786,599   12,891,731   11,204,318   169,260,477   32,142,351
Dividend receivable..........          --           --           --            --           --
Receivable from
  affiliate (note 4b)........          17           --           10            20           12
Receivable for units sold....      71,976           --           --         7,606          194
                              -----------   ----------   ----------   -----------   ----------
       Total assets..........  36,858,592   12,891,731   11,204,328   169,268,103   32,142,557
                              -----------   ----------   ----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       5,149        1,605        1,381        20,233        4,092
Payable for units
  withdrawn..................          --          759       14,424            --           --
                              -----------   ----------   ----------   -----------   ----------
       Total liabilities.....       5,149        2,364       15,805        20,233        4,092
                              -----------   ----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $36,587,172   12,889,367   11,181,807   169,146,499   32,138,465
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     266,271           --        6,716       101,371           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --            --           --
                              -----------   ----------   ----------   -----------   ----------
       Net assets............ $36,853,443   12,889,367   11,188,523   169,247,870   32,138,465
                              ===========   ==========   ==========   ===========   ==========
Investments in
  securities, at cost........ $29,854,359   11,477,743    9,967,547   105,698,585   14,766,101
                              ===========   ==========   ==========   ===========   ==========
Shares outstanding...........   1,229,910    1,371,461    2,623,962     3,305,223      635,099
                              ===========   ==========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------
                                Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2b):.... $134,516,134   13,377,557   106,878,590   13,881,499   164,716,109   17,576,443
Dividend receivable..........           --           --            --           --            --           --
Receivable from
  affiliate (note 4b)........           --           --            55           --            --           --
Receivable for units sold....           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total assets..........  134,516,134   13,377,557   106,878,645   13,881,499   164,716,109   17,576,443
                              ------------   ----------   -----------   ----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       15,902        1,739        12,757        1,804        19,262        2,268
Payable for units
  withdrawn..................       66,003       11,725        84,950        2,106       215,538       63,610
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total liabilities.....       81,905       13,464        97,707        3,910       234,800       65,878
                              ------------   ----------   -----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $134,376,138   13,364,093   106,429,840   13,877,589   164,311,270   17,510,565
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       58,091           --       351,098           --       170,039           --
   Genworth Life and
     Annuity (note 4d).......           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Net assets............ $134,434,229   13,364,093   106,780,938   13,877,589   164,481,309   17,510,565
                              ============   ==========   ===========   ==========   ===========   ==========
Investments in
  securities, at cost........ $125,962,143   11,640,326    96,541,053   10,346,022   155,651,579   14,435,841
                              ============   ==========   ===========   ==========   ===========   ==========
Shares outstanding...........    5,818,172      585,707     3,241,692      431,236     5,072,871      545,683
                              ============   ==========   ===========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                           JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------
                                                       JPMorgan
                                           JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                              Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                                 Bond       Equity      Growth       Index       Bond       Mid Cap     Growth
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):.... $1,514,550     4,390       4,308      13,329     1,436,349     9,657       4,256
Dividend receivable..........         --        --          --          --            --        --          --
Receivable from
  affiliate (note 4b)........         --        --          --          --             1        --          --
Receivable for units sold....     66,627        --          --           1        66,657        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Total assets..........  1,581,177     4,390       4,308      13,330     1,503,007     9,657       4,256
                              ----------     -----       -----      ------     ---------     -----       -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        237         1           1           2           228         2           1
Payable for units
  withdrawn..................         --        --          --          --            --        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Total liabilities.....        237         1           1           2           228         2           1
                              ----------     -----       -----      ------     ---------     -----       -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $1,513,823     4,389       4,307      13,328     1,435,662     9,655       4,255
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     67,117        --          --          --        67,117        --          --
   Genworth Life and
     Annuity (note 4d).......         --        --          --          --            --        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Net assets............ $1,580,940     4,389       4,307      13,328     1,502,779     9,655       4,255
                              ==========     =====       =====      ======     =========     =====       =====
Investments in
  securities, at cost........ $1,498,047     3,971       3,945      13,097     1,421,734     9,333       3,961
                              ==========     =====       =====      ======     =========     =====       =====
Shares outstanding...........    134,150       249         203       1,072       128,245       511         290
                              ==========     =====       =====      ======     =========     =====       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                                                    Legg Mason
                                                                                                     Partners
                                                                                                     Variable
                                        Legg Mason Partners Variable Portfolios I, Inc.            Portfolios II
                              -------------------------------------------------------------------- -------------
                                                          Legg Mason                                Legg Mason
                               Legg Mason   Legg Mason     Partners     Legg Mason    Legg Mason     Partners
                                Partners     Partners      Variable      Partners      Partners      Variable
                                Variable     Variable      Strategic     Variable      Variable     Aggressive
                                All Cap      Investors       Bond      Total Return  Total Return     Growth
                              Portfolio -- Portfolio  -- Portfolio  -- Portfolio  -- Portfolio  -- Portfolio  --
                                Class II      Class I       Class I       Class I      Class II      Class II
                              ------------ ------------- ------------- ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $18,794,302   39,291,306    34,942,168    13,041,458    10,918,218    11,457,233
Dividend receivable..........          --           --            --            --            --            --
Receivable from
  affiliate (note 4b)........           4            1            --            --            --             3
Receivable for units sold....      27,130           --            --           997         1,472            --
                              -----------   ----------    ----------    ----------    ----------    ----------
       Total assets..........  18,821,436   39,291,307    34,942,168    13,042,455    10,919,690    11,457,236
                              -----------   ----------    ----------    ----------    ----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,507        4,761         4,262         1,626         1,853         1,550
Payable for units
  withdrawn..................          --       33,511        13,699            --            --           649
                              -----------   ----------    ----------    ----------    ----------    ----------
       Total liabilities.....       2,507       38,272        17,961         1,626         1,853         2,199
                              -----------   ----------    ----------    ----------    ----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $18,818,929   39,195,421    34,924,207    13,040,829    10,839,457    11,455,037
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --       57,614            --            --        78,380            --
   Genworth Life and
     Annuity (note 4d).......          --           --            --            --            --            --
                              -----------   ----------    ----------    ----------    ----------    ----------
       Net assets............ $18,818,929   39,253,035    34,924,207    13,040,829    10,917,837    11,455,037
                              ===========   ==========    ==========    ==========    ==========    ==========
Investments in
  securities, at cost........ $16,298,903   30,707,136    36,831,511    11,426,973    10,547,458     9,897,046
                              ===========   ==========    ==========    ==========    ==========    ==========
Shares outstanding...........     961,345    2,374,097     3,412,321     1,062,008       877,670       448,249
                              ===========   ==========    ==========    ==========    ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series  --     Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets
Investments at fair
  market value (note 2b):....   $25,137,743       21,693,168     37,408,302       47,588       54,868,861     58,879,124
Dividend receivable..........            --               --             --           --               --             --
Receivable from
  affiliate (note 4b)........            --               20              1           --                4             --
Receivable for units sold....            --               --             --            4            9,328         12,364
                                -----------       ----------     ----------       ------       ----------     ----------
       Total assets..........    25,137,743       21,693,188     37,408,303       47,592       54,878,193     58,891,488
                                -----------       ----------     ----------       ------       ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,245            2,787          4,800            6            8,904          7,558
Payable for units
  withdrawn..................        18,811           87,426         61,219           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Total liabilities.....        22,056           90,213         66,019            6            8,904          7,558
                                -----------       ----------     ----------       ------       ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $25,110,256       21,602,975     37,338,861       47,586       54,583,786     58,883,930
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         5,431               --          3,423           --          285,503             --
   Genworth Life and
     Annuity (note 4d).......            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Net assets............   $25,115,687       21,602,975     37,342,284       47,586       54,869,289     58,883,930
                                ===========       ==========     ==========       ======       ==========     ==========
Investments in
  securities, at cost........   $21,371,325       16,463,344     30,305,123       46,449       51,778,302     41,785,686
                                ===========       ==========     ==========       ======       ==========     ==========
Shares outstanding...........     2,410,138        1,005,710      2,181,242        4,515        2,532,019      2,029,615
                                ===========       ==========     ==========       ======       ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                      Old Mutual Insurance Series Fund           Oppenheimer Variable Account Funds
                              ------------------------------------------------ ---------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets
Investments at fair
  market value (note 2b):.... $7,242,286 10,222,045 62,401,106    43,428,296   113,657,051    15,757,275   58,005,439
Dividend receivable..........         --         --         --            --            --            --           --
Receivable from
  affiliate (note 4b)........          3          4          5            --            42            --           --
Receivable for units sold....         --         --         --        60,278            --       129,171           --
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Total assets..........  7,242,289 10,222,049 62,401,111    43,488,574   113,657,093    15,886,446   58,005,439
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        835      1,169      7,236         6,811        13,328         2,032        6,901
Payable for units
  withdrawn..................     27,205     48,900      4,449            --        39,265            --       18,499
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Total liabilities.....     28,040     50,069     11,685         6,811        52,593         2,032       25,400
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $7,145,238 10,171,980 62,389,426    43,272,988   113,447,871    15,862,042   57,980,039
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     69,011         --         --       208,775       156,629        22,372           --
   Genworth Life and
     Annuity (note 4d).......         --         --         --            --            --            --           --
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Net assets............ $7,214,249 10,171,980 62,389,426    43,481,763   113,604,500    15,884,414   57,980,039
                              ========== ========== ==========    ==========   ===========    ==========   ==========
Investments in
  securities, at cost........ $6,145,861  9,025,312 55,487,062    40,767,881    96,349,358    13,920,339   57,741,596
                              ========== ========== ==========    ==========   ===========    ==========   ==========
Shares outstanding...........    578,920    521,001  3,527,479     2,471,730     2,743,351       383,482    5,197,620
                              ========== ========== ==========    ==========   ===========    ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets
Investments at fair
  market value (note 2b):....  $128,880,565  58,698,075    81,340,930     41,822,964   75,326,299    6,058,178
Dividend receivable..........            --          --            --             --           --           --
Receivable from
  affiliate (note 4b)........            18          12             1             --            7            1
Receivable for units sold....        26,849          --       158,866         54,605           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total assets..........   128,907,432  58,698,087    81,499,797     41,877,569   75,326,306    6,058,179
                               ------------  ----------    ----------     ----------   ----------    ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        16,468       6,771        11,266          5,493        8,552          772
Payable for units
  withdrawn..................            --      80,116            --             --       38,524        5,901
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total liabilities.....        16,468      86,887        11,266          5,493       47,076        6,673
                               ------------  ----------    ----------     ----------   ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $128,887,549  58,605,799    80,968,973     41,872,076   75,232,157    6,051,506
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         3,415       5,401       519,558             --       47,073           --
   Genworth Life and
     Annuity (note 4d).......            --          --            --             --           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Net assets............  $128,890,964  58,611,200    81,488,531     41,872,076   75,279,230    6,051,506
                               ============  ==========    ==========     ==========   ==========    =========
Investments in
  securities, at cost........  $ 98,616,240  58,214,788    66,583,088     36,328,949   67,966,141    5,250,659
                               ============  ==========    ==========     ==========   ==========    =========
Shares outstanding...........     3,531,942   6,865,272     3,309,232      2,203,528    1,481,343      120,705
                               ============  ==========    ==========     ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $6,945,386    9,695,406     104,984,563     62,873,814      20,711,062    320,748,270
Dividend receivable..........          --       27,982         615,027        224,285          91,966      1,267,575
Receivable from
  affiliate (note 4b)........          --            1              --             12               6            126
Receivable for units sold....       1,881           --          53,723             --           5,558             --
                               ----------    ---------     -----------     ----------      ----------    -----------
       Total assets..........   6,947,267    9,723,389     105,653,313     63,098,111      20,808,592    322,015,971
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         914        1,248          14,048          8,533           3,300         43,262
Payable for units
  withdrawn..................          --        5,413              --        146,548              --        244,341
                               ----------    ---------     -----------     ----------      ----------    -----------
       Total liabilities.....         914        6,661          14,048        155,081           3,300        287,603
                               ----------    ---------     -----------     ----------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $6,946,353    9,716,728     105,406,282     62,730,013      20,805,292    320,661,224
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --         232,983        213,017              --      1,067,144
   Genworth Life and
     Annuity (note 4d).......          --           --              --             --              --             --
                               ----------    ---------     -----------     ----------      ----------    -----------
       Net assets............  $6,946,353    9,716,728     105,639,265     62,943,030      20,805,292    321,728,368
                               ==========    =========     ===========     ==========      ==========    ===========
Investments in
  securities, at cost........  $7,051,464    9,740,058     101,805,683     65,840,478      20,728,482    326,104,463
                               ==========    =========     ===========     ==========      ==========    ===========
Shares outstanding...........     594,639      959,941      12,588,077      6,028,170       2,058,754     31,694,493
                               ==========    =========     ===========     ==========      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                        The Prudential Series Fund
                              -------------------------------------------------------------------------------
                                                                                                SP William
                                                                               SP Prudential       Blair
                                 Jennison                         Natural      U.S. Emerging   International
                                20/20 Focus      Jennison        Resources        Growth          Growth
                               Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                              Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares
                              --------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $36,208,512      3,327,442      15,146,841        20,016          172,863
Dividend receivable..........            --             --              --            --               --
Receivable from
  affiliate (note 4b)........             2             --              --            --               --
Receivable for units sold....       106,139            648          15,336             2               15
                                -----------      ---------      ----------        ------          -------
       Total assets..........    36,314,653      3,328,090      15,162,177        20,018          172,878
                                -----------      ---------      ----------        ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,431            464           1,946             3               22
Payable for units
  withdrawn..................            --             --              --            --               --
                                -----------      ---------      ----------        ------          -------
       Total liabilities.....         5,431            464           1,946             3               22
                                -----------      ---------      ----------        ------          -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $35,829,935      3,327,626      15,160,231        20,015          172,856
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       479,287             --              --            --               --
   Genworth Life and
     Annuity (note 4d).......            --             --              --            --               --
                                -----------      ---------      ----------        ------          -------
       Net assets............   $36,309,222      3,327,626      15,160,231        20,015          172,856
                                ===========      =========      ==========        ======          =======
Investments in
  securities, at cost........   $33,665,677      3,082,626      14,684,621        17,528          145,676
                                ===========      =========      ==========        ======          =======
Shares outstanding...........     2,290,228        160,204         332,532         2,569           21,158
                                ===========      =========      ==========        ======          =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  Rydex                Van Kampen
                              Variable Trust      Life Investment Trust
                              -------------- -------------------------------
                                                                Strategic
                                                Comstock         Growth
                                              Portfolio --    Portfolio --
                                 OTC Fund    Class II Shares Class II Shares
                              -------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $10,105,214     111,409,873     11,105,229
Dividend receivable..........           --              --             --
Receivable from
  affiliate (note 4b)........           --              --             --
Receivable for units sold....       13,975              --          7,119
                               -----------     -----------     ----------
       Total assets..........   10,119,189     111,409,873     11,112,348
                               -----------     -----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        1,295          14,731          1,416
Payable for units
  withdrawn..................           --          63,766             --
                               -----------     -----------     ----------
       Total liabilities.....        1,295          78,497          1,416
                               -----------     -----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $10,117,894     111,221,453     11,110,932
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         109,923             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --
                               -----------     -----------     ----------
       Net assets............  $10,117,894     111,331,376     11,110,932
                               ===========     ===========     ==========
Investments in
  securities, at cost........  $ 8,952,994      98,455,799      9,528,025
                               ===========     ===========     ==========
Shares outstanding...........      656,609       7,578,903        389,111
                               ===========     ===========     ==========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                               AIM Variable Insurance Funds
                                             ----------------------------------------------------------------
                                                                 AIM V.I.        AIM V.I.
                                                                  Capital         Capital        AIM V.I.
                                              AIM V.I. Basic   Appreciation     Development     Core Equity
                             Consolidated     Value Fund --       Fund --         Fund --         Fund --
                                 Total       Series II shares Series I shares Series I shares Series I shares
                           ----------------- ---------------- --------------- --------------- ---------------
                              Year ended
                           December 31, 2006                   Year ended December 31, 2006
                           ----------------- ----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $  207,561,730        116,329           17,400            19           464,707
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     142,517,223        459,072          500,012           111           456,733
                            --------------      ---------        ---------         -----         ---------
Net investment income
  (expense)...............      65,044,507       (342,743)        (482,612)          (92)            7,974
                            --------------      ---------        ---------         -----         ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     344,423,581      1,137,259        2,828,812           454         2,814,480
   Change in unrealized
     appreciation
     (depreciation).......     323,980,248      1,026,673         (906,549)        1,322           844,780
   Capital gain
     distributions........     280,757,602      1,187,165               --           283                --
                            --------------      ---------        ---------         -----         ---------
Net realized and
  unrealized gain (loss)
  on investments..........     949,161,431      3,351,097        1,922,263         2,059         3,659,260
                            --------------      ---------        ---------         -----         ---------
Increase (decrease) in
  net assets from
  operations..............  $1,014,205,938      3,008,354        1,439,651         1,967         3,667,234
                            ==============      =========        =========         =====         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         AIM Variable Insurance Funds (continued)
                           -------------------------------------------------------------------
                               AIM V.I.          AIM V.I.          AIM V.I.        AIM V.I.
                             Global Real        Government      International      Large Cap
                            Estate Fund --  Securities Fund --  Growth Fund --     Growth --
                           Series II shares  Series I shares   Series II shares Series I shares
                           ---------------- ------------------ ---------------- ---------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $   649              622             357,436             70
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).         410               60             430,835            209
                               -------             ----           ---------          -----
Net investment income
  (expense)...............         239              562             (73,399)          (139)
                               -------             ----           ---------          -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............         656             (113)          2,233,126           (149)
   Change in unrealized
     appreciation
     (depreciation).......       8,258             (235)          4,247,721          1,953
   Capital gain
     distributions........       1,306               --                  --             --
                               -------             ----           ---------          -----
Net realized and
  unrealized gain (loss)
  on investments..........      10,220             (348)          6,480,847          1,804
                               -------             ----           ---------          -----
Increase (decrease) in
  net assets from
  operations..............     $10,459              214           6,407,448          1,665
                               =======             ====           =========          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AIM Variable                     The Alger
                             Insurance Funds (continued)           American Fund
                           ------------------------------  ----------------------------
                                                               Alger      Alger American
                              AIM V.I.        AIM V.I.        American        Small
                             Technology       Utilities        Growth     Capitalization
                               Fund --         Fund --      Portfolio --   Portfolio --
                           Series I shares Series I shares Class O Shares Class O Shares
                           --------------- --------------- -------------- --------------
                            Year ended December 31, 2006   Year ended December 31, 2006
                           ------------------------------  ----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............      $ --              275           119,158             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).        75               62         1,368,011      1,119,115
                                ----            -----        ----------     ----------
Net investment income
  (expense)...............       (75)             213        (1,248,853)    (1,119,115)
                                ----            -----        ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............         8              909        (1,094,379)     9,321,406
   Change in unrealized
     appreciation
     (depreciation).......       984              (51)        5,051,289      4,343,621
   Capital gain
     distributions........        --              170                --             --
                                ----            -----        ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments..........       992            1,028         3,956,910     13,665,027
                                ----            -----        ----------     ----------
Increase (decrease) in
  net assets from
  operations..............      $917            1,241         2,708,057     12,545,912
                                ====            =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             AllianceBernstein Variable Products Series Fund, Inc.
                           ----------------------------------------------------------------------------------------
                           AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                Global          Growth and       International       Large Cap         Small Cap
                              Technology          Income             Value            Growth            Growth
                             Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                Class B           Class B           Class B           Class B           Class B
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                         Year ended December 31, 2006
                           ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $     --          2,042,450           697,912                --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       63,640          2,763,490           854,269           526,400          123,555
                               --------         ----------        ----------        ----------         --------
Net investment income
  (expense)...............      (63,640)          (721,040)         (156,357)         (526,400)        (123,555)
                               --------         ----------        ----------        ----------         --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      206,355          8,312,197         3,840,186           902,773          965,326
   Change in unrealized
     appreciation
     (depreciation).......      127,169          8,335,804        10,787,768        (1,277,529)        (293,819)
   Capital gain
     distributions........           --          9,170,461           605,626                --               --
                               --------         ----------        ----------        ----------         --------
Net realized and
  unrealized gain (loss)
  on investments..........      333,524         25,818,462        15,233,580          (374,756)         671,507
                               --------         ----------        ----------        ----------         --------
Increase (decrease) in
  net assets from
  operations..............     $269,884         25,097,422        15,077,223          (901,156)         547,952
                               ========         ==========        ==========        ==========         ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   American Century Variable Portfolios, Inc.
                           ----------------------------------------------------------
                           VP Income &      VP                            VP Inflation
                             Growth    International VP Ultra(R) VP Value  Protection
                             Fund --      Fund --      Fund --   Fund --    Fund --
                             Class I      Class I      Class I   Class I    Class II
                           ----------- ------------- ----------- -------- ------------
                                          Year ended December 31, 2006
                           ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $ 1,325          248          --      3,064     99,708
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     1,931        7,612       1,079      2,112     51,353
                             -------      -------      ------     ------    -------
Net investment income
  (expense)...............      (606)      (7,364)     (1,079)       952     48,355
                             -------      -------      ------     ------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     6,668       18,169        (500)     8,092    (22,687)
   Change in unrealized
     appreciation
     (depreciation).......     9,482      121,801      (1,423)    14,504    (19,319)
   Capital gain
     distributions........        --           --          --      2,143         --
                             -------      -------      ------     ------    -------
Net realized and
  unrealized gain (loss)
  on investments..........    16,150      139,970      (1,923)    24,739    (42,006)
                             -------      -------      ------     ------    -------
Increase (decrease) in
  net assets from
  operations..............   $15,544      132,606      (3,002)    25,691      6,349
                             =======      =======      ======     ======    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           BlackRock Variable Series Funds, Inc.
                           --------------------------------------------------------------------
                                               BlackRock        BlackRock         BlackRock
                              BlackRock          Global         Large Cap           Value
                           Basic Value V.I. Allocation V.I.    Growth V.I.    Opportunities V.I.
                               Fund --          Fund --          Fund --           Fund --
                           Class III Shares Class III Shares Class III Shares  Class III Shares
                           ---------------- ---------------- ---------------- ------------------
                                               Year ended December 31, 2006
                           --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $  348,269        1,606,340           1,542          3,335,415
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       145,887          361,206          42,129            115,233
                              ----------       ----------        --------         ----------
Net investment income
  (expense)...............       202,382        1,245,134         (40,587)         3,220,182
                              ----------       ----------        --------         ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       257,193          307,456        (114,318)        (2,313,804)
   Change in unrealized
     appreciation
     (depreciation).......        57,809       (1,022,155)        107,174         (3,824,951)
   Capital gain
     distributions........     1,134,713        2,434,361              --          3,311,617
                              ----------       ----------        --------         ----------
Net realized and
  unrealized gain (loss)
  on investments..........     1,449,715        1,719,662          (7,144)        (2,827,138)
                              ----------       ----------        --------         ----------
Increase (decrease) in
  net assets from
  operations..............    $1,652,097        2,964,796         (47,731)           393,044
                              ==========       ==========        ========         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds
                            Variable Insurance Trust I                    Dreyfus
                           ----------------------------  -----------------------------------------
                                             Columbia       Dreyfus
                              Columbia       Marsico       Investment     Dreyfus     The Dreyfus
                              Marsico     International  Portfolios --    Variable      Socially
                               Growth     Opportunities      MidCap      Investment   Responsible
                           Fund, Variable Fund, Variable     Stock        Fund --     Growth Fund,
                             Series --      Series --     Portfolio --  Money Market    Inc. --
                              Class A        Class B     Initial Shares  Portfolio   Initial Shares
                           -------------- -------------- -------------- ------------ --------------
                           Year ended December 31, 2006         Year ended December 31, 2006
                           ----------------------------  -----------------------------------------
Investment income and
  expense:                   $       --      1,028,474       1,788         11,235         5,829
   Income -- Ordinary
     dividends............
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      901,408      1,251,228       1,488          4,580        83,394
                             ----------     ----------       -----         ------       -------
Net investment income
  (expense)...............     (901,408)      (222,754)        300          6,655       (77,565)
                             ----------     ----------       -----         ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    2,095,897      5,732,254        (952)            --       (26,861)
   Change in unrealized
     appreciation
     (depreciation).......      991,434      8,089,434       2,324             --       491,605
   Capital gain
     distributions........           --      1,748,038       3,340             --            --
                             ----------     ----------       -----         ------       -------
Net realized and
  unrealized gain (loss)
  on investments..........    3,087,331     15,569,726       4,712             --       464,744
                             ----------     ----------       -----         ------       -------
Increase (decrease) in
  net assets from
  operations..............   $2,185,923     15,346,972       5,012          6,655       387,179
                             ==========     ==========       =====         ======       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Eaton Vance
                                      DWS Variable Series II                Variable Trust
                           -------------------------------------------  ----------------------
                                                                                         VT
                             DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                            High Return   Small Mid Cap    Technology   Floating-Rate  Health
                           Equity VIP --   Value VIP --      VIP --        Income     Sciences
                           Class B Shares Class B Shares Class B Shares     Fund        Fund
                           -------------- -------------- -------------- ------------- ---------
                                                                              Year ended
                                   Year ended December 31, 2006            December 31, 2006
                           -------------------------------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $   734           187             --        2,638,956         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      1,526           754            130          711,938    186,339
                              -------         -----           ----        ---------   --------
Net investment income
  (expense)...............       (792)         (567)          (130)       1,927,018   (186,339)
                              -------         -----           ----        ---------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      5,013           159           (196)         (50,823)   407,110
   Change in unrealized
     appreciation
     (depreciation).......      4,386         5,998            314         (128,102)  (384,282)
   Capital gain
     distributions........      4,985         2,536             --               --         --
                              -------         -----           ----        ---------   --------
Net realized and
  unrealized gain (loss)
  on investments..........     14,384         8,693            118         (178,925)    22,828
                              -------         -----           ----        ---------   --------
Increase (decrease) in
  net assets from
  operations..............    $13,592         8,126            (12)       1,748,093   (163,511)
                              =======         =====           ====        =========   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Evergreen
                           Variable
                            Annuity
                             Trust                  Federated Insurance Series
                           --------- -------------------------------------------------------
                                     Federated              Federated   Federated
                           Evergreen  American             High Income High Income Federated
                              VA      Leaders   Federated     Bond        Bond      Kaufmann
                             Omega   Fund II --  Capital   Fund II --  Fund II --  Fund II --
                            Fund --   Primary    Income      Primary     Service    Service
                            Class 2    Shares    Fund II     Shares      Shares      Shares
                           --------- ---------- ---------  ----------- ----------- ----------
                            Year ended December 31, 2006      Year ended December 31, 2006
                           ------------------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $    --  1,074,126  1,128,658   4,104,136   3,269,211    274,604
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    9,465    682,353    269,450     665,848     635,717    712,334
                            -------  ---------  ---------   ---------   ---------  ---------
Net investment income
  (expense)...............   (9,465)   391,773    859,208   3,438,288   2,633,494   (437,730)
                            -------  ---------  ---------   ---------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   16,572    967,733   (410,088)   (710,749)   (220,548) 2,523,616
   Change in unrealized
     appreciation
     (depreciation).......   30,505   (693,410) 1,996,470   1,237,335   1,048,937  3,156,589
   Capital gain
     distributions........       --  5,770,136         --          --          --    346,487
                            -------  ---------  ---------   ---------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments..........   47,077  6,044,459  1,586,382     526,586     828,389  6,026,692
                            -------  ---------  ---------   ---------   ---------  ---------
Increase (decrease) in
  net assets from
  operations..............  $37,612  6,436,232  2,445,590   3,964,874   3,461,883  5,588,962
                            =======  =========  =========   =========   =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity(R) Variable Insurance Products Fund
                           ----------------------------------------------------------------------
                            VIP Asset    VIP Asset                          VIP           VIP
                           Manager/SM/  Manager/SM/    VIP Balanced    Contrafund(R) Contrafund(R)
                           Portfolio -- Portfolio --   Portfolio --    Portfolio --  Portfolio --
                             Initial      Service         Service         Initial       Service
                              Class       Class 2         Class 2          Class        Class 2
                           ------------ ------------ ----------------- ------------- -------------
                                                        Period from
                                  Year ended             May 1 to              Year ended
                               December 31, 2006     December 31, 2006      December 31, 2006
                           ------------------------  ----------------- --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $3,794,913     482,597             --         4,934,183     2,126,569
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,671,852     484,526        122,416         5,544,349     3,166,232
                            ----------    --------       --------       -----------   -----------
Net investment income
  (expense)...............   2,123,061      (1,929)      (122,416)         (610,166)   (1,039,663)
                            ----------    --------       --------       -----------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     462,617    (578,566)        97,838        35,145,850    16,040,871
   Change in unrealized
     appreciation
     (depreciation).......   4,986,288     885,254        889,425       (27,676,825)  (13,621,400)
   Capital gain
     distributions........          --          --             --        29,573,212    17,672,286
                            ----------    --------       --------       -----------   -----------
Net realized and
  unrealized gain (loss)
  on investments..........   5,448,905     306,688        987,263        37,042,237    20,091,757
                            ----------    --------       --------       -----------   -----------
Increase (decrease) in
  net assets from
  operations..............  $7,571,966     304,759        864,847        36,432,071    19,052,094
                            ==========    ========       ========       ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Fidelity(R) Variable Insurance Products Fund (continued)
                           --------------------------------------------------------------------
                                 VIP                                       VIP          VIP
                           Dynamic Capital      VIP           VIP        Growth &     Growth &
                            Appreciation   Equity-Income Equity-Income    Income       Income
                            Portfolio --   Portfolio --  Portfolio --  Portfolio -- Portfolio --
                               Service        Initial       Service      Initial      Service
                               Class 2         Class        Class 2       Class       Class 2
                           --------------- ------------- ------------- ------------ ------------
                                               Year ended December 31, 2006
                           --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ 11,218      16,137,911     6,419,792      721,472      232,200
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      70,210       4,905,951     2,355,158    1,090,410      509,838
                              --------      ----------    ----------    ---------    ---------
Net investment income
  (expense)...............     (58,992)     11,231,960     4,064,634     (368,938)    (277,638)
                              --------      ----------    ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     405,741      14,063,975     5,237,139    2,361,662    1,064,502
   Change in unrealized
     appreciation
     (depreciation).......      19,620      (3,537,103)     (742,658)   3,994,212    1,816,077
   Capital gain
     distributions........     132,567      37,279,688    16,693,893    2,015,877      840,342
                              --------      ----------    ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments..........     557,928      47,806,560    21,188,374    8,371,751    3,720,921
                              --------      ----------    ----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations..............    $498,936      59,038,520    25,253,008    8,002,813    3,443,283
                              ========      ==========    ==========    =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Fidelity(R) Variable Insurance Products Fund (continued)
                           ----------------------------------------------------------------
                            VIP Growth                               VIP Mid
                           Opportunities  VIP Growth   VIP Growth      Cap      VIP Mid Cap
                           Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                              Initial      Initial      Service      Initial      Service
                               Class        Class       Class 2       Class       Class 2
                           ------------- ------------ ------------ ------------ ------------
                                             Year ended December 31, 2006
                           ----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $ 176,878       707,271      85,027         560      3,218,277
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     326,715     2,369,820     811,890         317      3,942,101
                             ---------    ----------   ---------      ------    -----------
Net investment income
  (expense)...............    (149,837)   (1,662,549)   (726,863)        243       (723,824)
                             ---------    ----------   ---------      ------    -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     282,662      (387,510)  1,710,965       1,129     21,105,444
   Change in unrealized
     appreciation
     (depreciation).......     529,851    10,817,982   1,395,056      (1,142)   (21,981,672)
   Capital gain
     distributions........          --            --          --       4,226     27,625,293
                             ---------    ----------   ---------      ------    -----------
Net realized and
  unrealized gain (loss)
  on investments..........     812,513    10,430,472   3,106,021       4,213     26,749,065
                             ---------    ----------   ---------      ------    -----------
Increase (decrease) in
  net assets from
  operations..............   $ 662,676     8,767,923   2,379,158       4,456     26,025,241
                             =========    ==========   =========      ======    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Fidelity(R) Variable Insurance Franklin Templeton Variable Insurance
                           Products Fund (continued)               Products Trust
                           -----------------------------  ------------------------------------
                                                                        Franklin
                                                           Franklin    Large Cap      Mutual
                                            VIP Value       Income       Growth       Shares
                           VIP Overseas     Strategies    Securities   Securities   Securities
                           Portfolio --    Portfolio --    Fund --      Fund --      Fund --
                             Initial         Service       Class 2      Class 2      Class 2
                              Class          Class 2        Shares       Shares       Shares
                           ------------    ------------   ----------   ----------   ----------
                                  Year ended
                               December 31, 2006            Year ended December 31, 2006
                           -----------------------------  ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 1,339,285        73,066       7,965,536      1,054        29,939
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,232,678        54,111       4,266,630      6,442       128,654
                           -----------       -------       ----------    ------     ---------
Net investment income
  (expense)...............     106,607        18,955       3,698,906     (5,388)      (98,715)
                           -----------       -------       ----------    ------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   9,203,685       (48,196)      4,167,799     11,190       226,739
   Change in unrealized
     appreciation
     (depreciation).......   3,807,678        53,785      25,599,850     51,745     1,578,879
   Capital gain
     distributions........          --       460,680         610,960         --        36,634
                           -----------       -------       ----------    ------     ---------
Net realized and
  unrealized gain (loss)
  on investments..........  13,011,363       466,269      30,378,609     62,935     1,842,252
                           -----------       -------       ----------    ------     ---------
Increase (decrease) in
  net assets from
  operations.............. $13,117,970       485,224      34,077,515     57,547     1,743,537
                           ===========       =======       ==========    ======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Franklin Templeton Variable Insurance Products Trust (continued)
                           -------------------------------------------------------------
                                                    Templeton  Templeton
                           Templeton     Templeton    Global     Global       Templeton
                            Foreign       Foreign     Asset      Income        Growth
                           Securities    Securities Allocation Securities    Securities
                            Fund --       Fund --    Fund --    Fund --        Fund --
                            Class 1       Class 2    Class 2    Class 1        Class 2
                             Shares        Shares     Shares     Shares        Shares
                           ----------    ---------- ---------- ---------- -----------------
                                                                             Period from
                                                                              May 1 to
                                   Year ended December 31, 2006           December 31, 2006
                           --------------------------------------------   -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $  237,801       3,650      2,064    251,292          1,796
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    261,457      10,943        903    111,213         27,111
                           ----------     -------     ------    -------        -------
Net investment income
  (expense)...............    (23,656)     (7,293)     1,161    140,079        (25,315)
                           ----------     -------     ------    -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    844,285      37,548         61    133,413         48,012
   Change in unrealized
     appreciation
     (depreciation).......  2,421,294     116,370     11,585    627,401        480,334
   Capital gain
     distributions........         --          --      1,838         --          5,001
                           ----------     -------     ------    -------        -------
Net realized and
  unrealized gain (loss)
  on investments..........  3,265,579     153,918     13,484    760,814        533,347
                           ----------     -------     ------    -------        -------
Increase (decrease) in
  net assets from
  operations.............. $3,241,923     146,625     14,645    900,893        508,032
                           ==========     =======     ======    =======        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    GE Investments Funds, Inc.
                           ----------------------------------------------------------------------------
                                        International   Mid-Cap      Money       Premier    Real Estate
                              Income       Equity       Equity       Market   Growth Equity Securities
                               Fund         Fund         Fund         Fund        Fund         Fund
                           -----------  ------------- -----------  ---------- ------------- -----------
                                                   Year ended December 31, 2006
                           ----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 5,202,732      726,744     2,840,620  11,606,548     382,006    4,262,680
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,620,587      553,563     3,034,781   3,904,017   1,492,817    2,138,977
                           -----------   ----------   -----------  ----------  ----------   ----------
Net investment income
  (expense)...............   3,582,145      173,181      (194,161)  7,702,531  (1,110,811)   2,123,703
                           -----------   ----------   -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  (2,370,733)  14,737,971    10,314,190          --   5,071,619    9,668,931
   Change in unrealized
     appreciation
     (depreciation).......   1,756,760   (2,419,324)  (17,746,157)         --   2,721,615    5,158,152
   Capital gain
     distributions........          --           --    20,696,579          --          --   21,942,706
                           -----------   ----------   -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments..........    (613,973)  12,318,647    13,264,612          --   7,793,234   36,769,789
                           -----------   ----------   -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets from
  operations.............. $ 2,968,172   12,491,828    13,070,451   7,702,531   6,682,423   38,893,492
                           ===========   ==========   ===========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               GE Investments Funds, Inc. (continued)
                           ------------------------------------------------------------------------------
                           S&P 500(R)   Small-Cap   Total Return    Total Return       U.S.      Value
                             Index       Equity       Fund --          Fund --        Equity     Equity
                              Fund        Fund     Class 1 Shares  Class 3 Shares      Fund       Fund
                           ----------- ----------  -------------- ----------------- ----------  ---------
                                                                     Period from
                                                                      May 1 to           Year ended
                                Year ended December 31, 2006      December 31, 2006   December 31, 2006
                           -------------------------------------- ----------------- ---------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 6,824,741    888,446    23,651,907       6,439,481      1,248,316    614,543
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   6,577,999  1,888,257    20,654,270       2,285,856      1,342,452    539,412
                           ----------- ----------   -----------      ----------     ----------  ---------
Net investment income
  (expense)...............     246,742   (999,811)    2,997,637       4,153,625        (94,136)    75,131
                           ----------- ----------   -----------      ----------     ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  17,448,380  6,594,370    19,746,652       2,254,733      4,142,982  1,344,722
   Change in unrealized
     appreciation
     (depreciation).......  38,335,350 (6,045,745)   91,289,040       9,269,391      7,728,301    965,199
   Capital gain
     distributions........          -- 13,293,810    17,259,181       4,602,348             --  2,784,164
                           ----------- ----------   -----------      ----------     ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments..........  55,783,730 13,842,435   128,294,873      16,126,472     11,871,283  5,094,085
                           ----------- ----------   -----------      ----------     ----------  ---------
Increase (decrease) in
  net assets from
  operations.............. $56,030,472 12,842,624   131,292,510      20,280,097     11,777,147  5,169,216
                           =========== ==========   ===========      ==========     ==========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs Variable
                              Insurance Trust        J.P. Morgan Series Trust II
                           ---------------------  -------------------------------------
                            Goldman     Goldman
                             Sachs       Sachs
                           Growth and   Mid Cap             International     Mid Cap
                             Income      Value      Bond       Equity          Value
                              Fund       Fund     Portfolio   Portfolio      Portfolio
                           ---------- ----------  --------- -------------    ---------
                             Year ended December 31, 2006   Year ended December 31, 2006
                           -------------------------------  ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $  641,597  5,297,855   11,423         916          2,486
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    513,006  2,914,971    4,298       1,891          2,689
                           ---------- ----------   ------      ------         ------
Net investment income
  (expense)...............    128,591  2,382,884    7,125        (975)          (203)
                           ---------- ----------   ------      ------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  2,728,916 11,451,890   (1,130)      2,358          9,338
   Change in unrealized
     appreciation
     (depreciation).......  2,238,331 (2,950,257)   2,722      14,336         11,040
   Capital gain
     distributions........  1,541,929 15,564,643       --          --          1,714
                           ---------- ----------   ------      ------         ------
Net realized and
  unrealized gain (loss)
  on investments..........  6,509,176 24,066,276    1,592      16,694         22,092
                           ---------- ----------   ------      ------         ------
Increase (decrease) in
  net assets from
  operations.............. $6,637,767 26,449,160    8,717      15,719         21,889
                           ========== ==========   ======      ======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            J.P. Morgan Series
                           Trust II (continued)            Janus Aspen Series
                           -------------------  ---------------------------------------
                                                                            Fundamental
                                     U.S. Large   Balanced      Balanced      Equity
                             Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                            Company    Equity   Institutional   Service    Institutional
                           Portfolio Portfolio     Shares        Shares       Shares
                           --------- ---------- ------------- ------------ -------------
                                Year ended
                            December 31, 2006         Year ended December 31, 2006
                           -------------------  ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $  260       125      5,270,136     2,729,328         20
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     524       241      3,713,194     2,261,617         86
                            ------     -----     ----------    ----------      -----
Net investment income
  (expense)...............    (264)     (116)     1,556,942       467,711        (66)
                            ------     -----     ----------    ----------      -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   4,489     1,400     10,035,929     5,155,265        319
   Change in unrealized
     appreciation
     (depreciation).......      54       457     10,582,280     5,990,279        703
   Capital gain
     distributions........     687        --             --            --         --
                            ------     -----     ----------    ----------      -----
Net realized and
  unrealized gain (loss)
  on investments..........   5,230     1,857     20,618,209    11,145,544      1,022
                            ------     -----     ----------    ----------      -----
Increase (decrease) in
  net assets from
  operations..............  $4,966     1,741     22,175,151    11,613,255        956
                            ======     =====     ==========    ==========      =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                           -----------------------------------------------------------------
                                                                    Global Life     Global
                           Flexible Bond     Forty        Forty       Sciences    Technology
                           Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                           Institutional Institutional   Service      Service      Service
                              Shares        Shares        Shares       Shares       Shares
                           ------------- ------------- ------------ ------------ ------------
                                              Year ended December 31, 2006
                           -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $ 1,702,568      389,555       44,705           --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      533,099    1,714,950      457,450      230,400      178,048
                            -----------   ----------    ---------    ---------     --------
Net investment income
  (expense)...............    1,169,469   (1,325,395)    (412,745)    (230,400)    (178,048)
                            -----------   ----------    ---------    ---------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   (1,174,053)   5,779,991    1,590,535    1,809,226      889,964
   Change in unrealized
     appreciation
     (depreciation).......      817,008    3,446,043    1,436,524     (870,780)       1,744
   Capital gain
     distributions........       76,285           --           --           --           --
                            -----------   ----------    ---------    ---------     --------
Net realized and
  unrealized gain (loss)
  on investments..........     (280,760)   9,226,034    3,027,059      938,446      891,708
                            -----------   ----------    ---------    ---------     --------
Increase (decrease) in
  net assets from
  operations..............  $   888,709    7,900,639    2,614,314      708,046      713,660
                            ===========   ==========    =========    =========     ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                           -------------------------------------------------------------------
                           International International   Large Cap    Large Cap      Mid Cap
                              Growth        Growth        Growth        Growth       Growth
                           Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                           Institutional    Service    Institutional   Service    Institutional
                              Shares        Shares        Shares        Shares       Shares
                           ------------- ------------- ------------- ------------ -------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $ 2,774,315      537,312       669,106       36,722            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    2,104,795      455,753     2,050,571      207,732     1,655,115
                            -----------   ----------    ----------    ---------    ----------
Net investment income
  (expense)...............      669,520       81,559    (1,381,465)    (171,010)   (1,655,115)
                            -----------   ----------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   23,654,399    3,077,693       357,622      244,704       964,481
   Change in unrealized
     appreciation
     (depreciation).......   28,009,501    7,601,879    14,208,349    1,114,523    13,363,943
   Capital gain
     distributions........           --           --            --           --            --
                            -----------   ----------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments..........   51,663,900   10,679,572    14,565,971    1,359,227    14,328,424
                            -----------   ----------    ----------    ---------    ----------
Increase (decrease) in
  net assets from
  operations..............  $52,333,420   10,761,131    13,184,506    1,188,217    12,673,309
                            ===========   ==========    ==========    =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Janus Aspen Series (continued)      JPMorgan Insurance Trust
                           --------------------------------------- ----------------------
                                                                                 JPMorgan
                             Mid Cap      Worldwide    Worldwide    JPMorgan     Insurance
                              Growth       Growth        Growth     Insurance      Trust
                           Portfolio -- Portfolio --  Portfolio --    Trust     Diversified
                             Service    Institutional   Service     Core Bond     Equity
                              Shares       Shares        Shares    Portfolio 1  Portfolio 1
                           ------------ ------------- ------------ -----------  -----------
                                                                         Period from
                                         Year ended                       May 1 to
                                      December 31, 2006               December 31, 2006
                           --------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $       --    2,834,258      277,153         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     217,261    2,353,915      272,845      6,927          20
                            ----------   ----------    ---------     ------         ---
Net investment income
  (expense)...............    (217,261)     480,343        4,308     (6,927)        (20)
                            ----------   ----------    ---------     ------         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     736,681   (2,205,245)     378,395      4,301           1
   Change in unrealized
     appreciation
     (depreciation).......     989,182   26,616,988    2,134,764     16,503         419
   Capital gain
     distributions........          --           --           --         --          --
                            ----------   ----------    ---------     ------         ---
Net realized and
  unrealized gain (loss)
  on investments..........   1,725,863   24,411,743    2,513,159     20,804         420
                            ----------   ----------    ---------     ------         ---
Increase (decrease) in
  net assets from
  operations..............  $1,508,602   24,892,086    2,517,467     13,877         400
                            ==========   ==========    =========     ======         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      JPMorgan Insurance Trust (continued)
                           ----------------------------------------------------------
                            JPMorgan
                            Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                              Trust     Insurance   Insurance   Insurance   Insurance
                           Diversified    Trust       Trust       Trust       Trust
                             Mid Cap     Equity    Government   Intrepid    Intrepid
                             Growth       Index       Bond       Mid Cap     Growth
                           Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                           ----------- ----------- ----------- ----------- -----------
                                     Period from May 1 to December 31, 2006
                           ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ --          --           --         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      20          18        6,754         24          19
                              ----         ---       ------        ---         ---
Net investment income
  (expense)...............     (20)        (18)      (6,754)       (24)        (19)
                              ----         ---       ------        ---         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       1          --        4,316          1           1
   Change in unrealized
     appreciation
     (depreciation).......     363         232       14,615        324         295
   Capital gain
     distributions........      --          --           --         --          --
                              ----         ---       ------        ---         ---
Net realized and
  unrealized gain (loss)
  on investments..........     364         232       18,931        325         296
                              ----         ---       ------        ---         ---
Increase (decrease) in
  net assets from
  operations..............    $344         214       12,177        301         277
                              ====         ===       ======        ===         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                          Legg Mason
                                                                                                       Partners Variable
                                         Legg Mason Partners Variable Portfolios I, Inc.                 Portfolios II
                           --------------------------------------------------------------------------- -----------------
                                                                Legg Mason    Legg Mason   Legg Mason     Legg Mason
                              Legg Mason       Legg Mason        Partners      Partners     Partners   Partners Variable
                               Partners     Partners Variable    Variable      Variable     Variable      Aggressive
                             Variable All       Investors     Strategic Bond Total Return Total Return      Growth
                           Cap Portfolio --   Portfolio --     Portfolio --  Portfolio -- Portfolio --   Portfolio --
                               Class II          Class I         Class I       Class I      Class II       Class II
                           ---------------- ----------------- -------------- ------------ ------------ -----------------
                                                                                                          Year ended
                                                  Year ended December 31, 2006                         December 31, 2006
                           --------------------------------------------------------------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $  236,378          662,993       1,874,582       269,769     187,931               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       282,801          632,753         563,436       208,293     125,704          168,835
                              ----------        ---------       ---------     ---------     -------        ---------
Net investment income
  (expense)...............       (46,423)          30,240       1,311,146        61,476      62,227         (168,835)
                              ----------        ---------       ---------     ---------     -------        ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       731,584        3,438,458        (613,737)      495,984      59,599          547,935
   Change in unrealized
     appreciation
     (depreciation).......     1,284,760        2,151,262         478,711       607,417     398,764          481,755
   Capital gain
     distributions........       605,574          949,703          35,316       235,394     191,539               --
                              ----------        ---------       ---------     ---------     -------        ---------
Net realized and
  unrealized gain (loss)
  on investments..........     2,621,918        6,539,423         (99,710)    1,338,795     649,902        1,029,690
                              ----------        ---------       ---------     ---------     -------        ---------
Increase (decrease) in
  net assets from
  operations..............    $2,575,495        6,569,663       1,211,436     1,400,271     712,129          860,855
                              ==========        =========       =========     =========     =======        =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     MFS(R) Variable Insurance Trust
                           -----------------------------------------------------------------------------------
                               MFS(R)                                      MFS(R)
                              Investors        MFS(R)       MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                               Growth         Investors     Discovery      Income       Return     Utilities
                           Stock Series -- Trust Series --  Series --    Series --    Series --    Series --
                               Service         Service       Service      Service      Service      Service
                            Class Shares    Class Shares   Class Shares Class Shares Class Shares Class Shares
                           --------------- --------------- ------------ ------------ ------------ ------------
                                                      Year ended December 31, 2006
                           -----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $       --          56,721            --        856        862,849       944,015
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      387,156         336,837       581,546        366        746,363       791,495
                             ----------       ---------     ---------      -----      ---------    ----------
Net investment income
  (expense)...............     (387,156)       (280,116)     (581,546)       490        116,486       152,520
                             ----------       ---------     ---------      -----      ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      667,104         949,911     1,727,357        (55)       131,886     5,150,568
   Change in unrealized
     appreciation
     (depreciation).......    1,095,074       1,564,096     2,052,896      1,117      2,893,280     6,038,058
   Capital gain
     distributions........           --              --       693,054         84        829,403     1,923,936
                             ----------       ---------     ---------      -----      ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments..........    1,762,178       2,514,007     4,473,307      1,146      3,854,569    13,112,562
                             ----------       ---------     ---------      -----      ---------    ----------
Increase (decrease) in
  net assets from
  operations..............   $1,375,022       2,233,891     3,891,761      1,636      3,971,055    13,265,082
                             ==========       =========     =========      =====      =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Old Mutual Insurance
                                Series Fund       Oppenheimer Variable Account Funds
                           --------------------  -----------------------------------
                                                             Oppenheimer
                                      Old Mutual              Balanced   Oppenheimer
                           Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital
                           Growth II    Growth    Balanced     Service   Appreciation
                           Portfolio  Portfolio    Fund/VA     Shares      Fund/VA
                           ---------- ---------- ----------- ----------- ------------
                                Year ended
                             December 31, 2006       Year ended December 31, 2006
                           --------------------  -----------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $      --         --   1,908,820     821,708      489,791
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   118,661    158,545     926,511     683,936    1,764,398
                           ---------   --------   ---------   ---------   ----------
Net investment income
  (expense)...............  (118,661)  (158,545)    982,309     137,772   (1,274,607)
                           ---------   --------   ---------   ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   464,948    422,269   1,100,489     (25,918)   4,995,838
   Change in unrealized
     appreciation
     (depreciation).......   118,864    201,536     967,889   2,106,542    3,779,772
   Capital gain
     distributions........        --         --   2,776,619   1,288,593           --
                           ---------   --------   ---------   ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments..........   583,812    623,805   4,844,997   3,369,217    8,775,610
                           ---------   --------   ---------   ---------   ----------
Increase (decrease) in
  net assets from
  operations.............. $ 465,151    465,260   5,827,306   3,506,989    7,501,003
                           =========   ========   =========   =========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Oppenheimer Variable Account Funds (continued)
                           -------------------------------------------------------------------
                            Oppenheimer                Oppenheimer
                              Capital                     Global                  Oppenheimer
                            Appreciation  Oppenheimer   Securities   Oppenheimer  Main Street
                             Fund/VA --    Core Bond    Fund/VA --   High Income   Fund/VA --
                           Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                           -------------- ----------- -------------- ----------- --------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $   27,262    3,501,521     1,085,591    4,932,061      562,791
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      229,992      896,675     1,920,948      884,514    1,017,457
                             ----------    ---------    ----------   ----------    ---------
Net investment income
  (expense)...............     (202,730)   2,604,846      (835,357)   4,047,547     (454,666)
                             ----------    ---------    ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      624,397     (709,730)    9,168,042   (1,038,263)   3,191,212
   Change in unrealized
     appreciation
     (depreciation).......      462,227      260,222     2,546,591    1,720,366    5,635,651
   Capital gain
     distributions........           --           --     6,724,268           --           --
                             ----------    ---------    ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments..........    1,086,624     (449,508)   18,438,901      682,103    8,826,863
                             ----------    ---------    ----------   ----------    ---------
Increase (decrease) in
  net assets from
  operations..............   $  883,894    2,155,338    17,603,544    4,729,650    8,372,197
                             ==========    =========    ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          PIMCO
                              Oppenheimer Variable Account Funds        Variable
                                          (continued)                Insurance Trust
                           ----------------------------------------  ---------------
                            Oppenheimer
                            Main Street                Oppenheimer      All Asset
                             Small Cap    Oppenheimer  MidCap Fund/   Portfolio --
                             Fund/VA --     MidCap        VA --          Advisor
                           Service Shares   Fund/VA   Service Shares  Class Shares
                           -------------- ----------- -------------- ---------------
                                   Year ended                   Year ended
                               December 31, 2006            December 31, 2006
                           -------------------------  -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $   62,158           --           --        454,049
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      604,221    1,180,660      101,378        134,581
                             ----------   ----------     --------        -------
Net investment income
  (expense)...............     (542,063)  (1,180,660)    (101,378)       319,468
                             ----------   ----------     --------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    2,392,206    3,238,935      324,881        (54,598)
   Change in unrealized
     appreciation
     (depreciation).......    1,287,236     (642,714)    (189,070)       (40,462)
   Capital gain
     distributions........      976,335           --           --         13,040
                             ----------   ----------     --------        -------
Net realized and
  unrealized gain (loss)
  on investments..........    4,655,777    2,596,221      135,811        (82,020)
                             ----------   ----------     --------        -------
Increase (decrease) in
  net assets from
  operations..............   $4,113,714    1,415,561       34,433        237,448
                             ==========   ==========     ========        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            PIMCO Variable Insurance Trust (continued)
                           ---------------------------------------------------------------------------
                            Foreign Bond
                           Portfolio (U.S.                   Long-Term
                               Dollar        High Yield   U.S. Government  Low Duration   Total Return
                             Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                           Administrative  Administrative Administrative  Administrative Administrative
                            Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                           --------------- -------------- --------------- -------------- --------------
                                                   Year ended December 31, 2006
                           ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ 440,321      6,900,481       3,281,868        791,585      14,705,760
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      164,272      1,595,574         950,278        357,498       4,689,886
                              ---------      ---------      ----------       --------      ----------
Net investment income
  (expense)...............      276,049      5,304,907       2,331,590        434,087      10,015,874
                              ---------      ---------      ----------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       22,680        537,465      (1,094,899)      (109,899)     (2,050,702)
   Change in unrealized
     appreciation
     (depreciation).......     (282,295)     1,283,979      (2,146,989)        38,775      (1,297,454)
   Capital gain
     distributions........       22,389             --         600,825             --              --
                              ---------      ---------      ----------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments..........     (237,226)     1,821,444      (2,641,063)       (71,124)     (3,348,156)
                              ---------      ---------      ----------       --------      ----------
Increase (decrease) in
  net assets from
  operations..............    $  38,823      7,126,351        (309,473)       362,963       6,667,718
                              =========      =========      ==========       ========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     The Prudential Series Fund
                           ------------------------------------------------------------------------------
                                                                                             SP William
                                                                            SP Prudential       Blair
                           Jennison 20/20                      Natural      U.S. Emerging   International
                                Focus         Jennison        Resources        Growth          Growth
                            Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                           Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares
                           --------------- --------------- --------------- --------------- ---------------
                                                    Year ended December 31, 2006
                           ------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $  125,160             --          410,596         5,533             799
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      295,707         48,641          208,808           635           1,549
                             ----------        -------        ---------        ------          ------
Net investment income
  (expense)...............     (170,547)       (48,641)         201,788         4,898            (750)
                             ----------        -------        ---------        ------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      648,006        129,238         (599,495)        8,001           3,987
   Change in unrealized
     appreciation
     (depreciation).......    1,621,599        (40,137)          22,180        (8,744)         20,303
   Capital gain
     distributions........      510,406             --        1,596,883         1,662           1,025
                             ----------        -------        ---------        ------          ------
Net realized and
  unrealized gain (loss)
  on investments..........    2,780,011         89,101        1,019,568           919          25,315
                             ----------        -------        ---------        ------          ------
Increase (decrease) in
  net assets from
  operations..............   $2,609,464         40,460        1,221,356         5,817          24,565
                             ==========        =======        =========        ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Rydex Variable     Van Kampen Life Investment
                                 Trust                    Trust
                           ----------------- ------------------------------
                                                                Strategic
                                                Comstock         Growth
                                              Portfolio --    Portfolio --
                               OTC Fund      Class II Shares Class II Shares
                           ----------------- --------------- ---------------
                              Year ended               Year ended
                           December 31, 2006        December 31, 2006
                           ----------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $      --        2,343,950             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       167,755        1,544,832        168,025
                               ---------       ----------       --------
Net investment income
  (expense)...............      (167,755)         799,118       (168,025)
                               ---------       ----------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       343,086        2,807,021        359,618
   Change in unrealized
     appreciation
     (depreciation).......       267,012        5,390,986        (69,257)
   Capital gain
     distributions........            --        4,341,644             --
                               ---------       ----------       --------
Net realized and
  unrealized gain (loss)
  on investments..........       610,098       12,539,651        290,361
                               ---------       ----------       --------
Increase (decrease) in
  net assets from
  operations..............     $ 442,343       13,338,769        122,336
                               =========       ==========       ========


                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                        AIM Variable Insurance Funds
                                                               ----------------------------------------------
                                                                   AIM V.I. Basic         AIM V.I. Capital
                                                                    Value Fund --       Appreciation Fund --
                                     Consolidated Total           Series II shares         Series I shares
                              -------------------------------  ----------------------  ----------------------
                                         Year ended                  Year ended              Year ended
                                        December 31,                December 31,            December 31,
                              -------------------------------  ----------------------  ----------------------
                                    2006            2005          2006        2005        2006        2005
                              ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    65,044,507      31,592,446    (342,743)   (270,889)   (482,612)   (486,988)
   Net realized gain
     (loss) on
     investments.............     344,423,581     165,748,588   1,137,259     538,166   2,828,812     652,552
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     323,980,248     217,292,538   1,026,673     562,301    (906,549)  1,868,313
   Capital gain
     distributions...........     280,757,602      82,340,330   1,187,165     183,038          --          --
                              ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,014,205,938     496,973,902   3,008,354   1,012,616   1,439,651   2,033,877
                              ---------------  --------------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,568,465,328     830,909,806   3,579,939   4,694,252     855,193     670,571
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (107,088,376)    (79,201,155)    (91,725)    (30,246)   (140,715)   (183,886)
     Surrenders..............  (1,199,686,346) (1,082,318,919) (2,109,778) (1,394,131) (3,106,299) (2,363,206)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (12,368,133)    (11,354,667)    (63,748)    (56,046)    (54,989)    (51,630)
     Capital
       contribution
       (withdrawal)..........              --      (7,223,709)         --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     189,048,371      84,390,423     503,952     305,498      75,807      62,433
     Transfers (to) from
       other subaccounts.....              --              --  (2,339,675)   (103,313) (2,413,006)   (838,568)
                              ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     438,370,844    (264,798,221)   (521,035)  3,416,014  (4,784,009) (2,704,286)
                              ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   1,452,576,782     232,175,681   2,487,319   4,428,630  (3,344,358)   (670,409)
Net assets at beginning
  of year....................   8,588,543,201   8,356,367,520  27,325,239  22,896,609  33,564,700  34,235,109
                              ---------------  --------------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $10,041,119,983   8,588,543,201  29,812,558  27,325,239  30,220,342  33,564,700
                              ===============  ==============  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     384,291,942     261,063,603     702,838     706,434   1,823,246     580,235
   Units redeemed............    (308,883,956)   (253,549,627)   (718,948)   (440,343) (3,030,349) (1,046,785)
                              ---------------  --------------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      75,407,986       7,513,976     (16,110)    266,091  (1,207,103)   (466,550)
                              ===============  ==============  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                              AIM V.I. Capital        AIM V.I.              AIM V.I. Global
                                Development          Core Equity              Real Estate
                                  Fund --              Fund --                  Fund --
                              Series I shares      Series I shares         Series II shares
                              ---------------  ----------------------  ------------------------
                                                                                    Period from
                                 Year ended          Year ended         Year ended  April 29 to
                                December 31,        December 31,       December 31, December 31,
                              ---------------  ----------------------  ------------ ------------
                                2006    2005      2006        2005         2006         2005
                              -------  ------  ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (92)    (85)      7,974    (223,929)       239         136
   Net realized gain
     (loss) on
     investments.............     454   1,291   2,814,480      49,437        656          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,322     240     844,780   1,283,068      8,258        (107)
   Capital gain
     distributions...........     283      --          --          --      1,306         109
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         operations..........   1,967   1,446   3,667,234   1,108,576     10,459         138
                              -------  ------  ----------  ----------     ------       -----
From capital
  transactions:
   Net premiums..............   2,338     713     450,716     591,259      4,038          --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --      --    (166,338)   (143,171)        --          --
     Surrenders..............      --      --  (2,544,310) (2,722,205)    (1,813)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (46,668)    (47,988)      (157)         --
     Capital
       contribution
       (withdrawal)..........      --      --          --          --         --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (519)     66,081       8,158     27,419       6,626
     Transfers (to) from
       other subaccounts.....     862   1,703  (1,164,403) (1,767,796)       546         227
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   3,204   1,897  (3,404,922) (4,081,743)    30,033       6,853
                              -------  ------  ----------  ----------     ------       -----
Increase (decrease) in
  net assets.................   5,171   3,343     262,312  (2,973,167)    40,492       6,991
Net assets at beginning
  of year....................  12,327   8,984  29,437,424  32,410,591      6,991          --
                              -------  ------  ----------  ----------     ------       -----
Net assets at end of
  period..................... $17,498  12,327  29,699,736  29,437,424     47,483       6,991
                              =======  ======  ==========  ==========     ======       =====
Changes in units (note
  5):
   Units purchased...........     350   1,491   3,191,702     273,253      2,802         608
   Units redeemed............    (128) (1,289) (4,508,480)   (883,277)      (462)         --
                              -------  ------  ----------  ----------     ------       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     222     202  (1,316,778)   (610,024)     2,340         608
                              =======  ======  ==========  ==========     ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                  AIM V.I.
                                 Government           AIM V.I.                 AIM V.I.
                                 Securities     International Growth           Large Cap
                                  Fund --              Fund --                 Growth --
                              Series I shares     Series II shares          Series I shares
                              ---------------  ----------------------  ------------------------
                                                                                    Period from
                                 Year ended          Year ended         Year ended  April 29 to
                                December 31,        December 31,       December 31, December 31,
                              ---------------  ----------------------  ------------ ------------
                                2006    2005      2006        2005         2006         2005
                              -------  ------  ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   562      82     (73,399)    (19,954)      (139)         14
   Net realized gain
     (loss) on
     investments.............    (113)     (1)  2,233,126     189,271       (149)         11
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (235)    (65)  4,247,721   1,131,489      1,953          11
   Capital gain
     distributions...........      --      --          --          --         --          --
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         operations..........     214      16   6,407,448   1,300,806      1,665          36
                              -------  ------  ----------  ----------     ------       -----
From capital
  transactions:
   Net premiums..............   1,725     240  18,548,363   3,796,929         --       3,723
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --      --     (19,671)    (22,690)        --          --
     Surrenders..............      --      --  (1,748,469)   (665,383)    (1,406)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (48,683)    (10,761)       (15)         --
     Capital
       contribution
       (withdrawal)..........      --      --          --          --         --          --
     Transfers (to) from
       the Guarantee
       Account...............      (1)     (0)  1,972,510     616,622     25,646          94
     Transfers (to) from
       other subaccounts.....   1,923   8,482   5,166,836   7,622,304     (1,129)         --
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   3,647   8,722  23,870,886  11,337,021     23,096       3,817
                              -------  ------  ----------  ----------     ------       -----
Increase (decrease) in
  net assets.................   3,861   8,738  30,278,334  12,637,827     24,761       3,853
Net assets at beginning
  of year....................  11,695   2,957  13,152,467     514,640      3,853          --
                              -------  ------  ----------  ----------     ------       -----
Net assets at end of
  period..................... $15,556  11,695  43,430,801  13,152,467     28,614       3,853
                              =======  ======  ==========  ==========     ======       =====
Changes in units (note
  5):
   Units purchased...........   1,120     706   3,727,417   1,555,291      4,227         618
   Units redeemed............    (842)     (2) (1,851,550)   (531,797)    (1,734)       (306)
                              -------  ------  ----------  ----------     ------       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     278     704   1,875,867   1,023,494      2,493         312
                              =======  ======  ==========  ==========     ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM Variable Insurance Funds
                                       (continued)
                              ---------------------------------
                                 AIM V.I.
                                Technology    AIM V.I. Utilities
                                  Fund --        Fund --
                              Series I shares Series I shares
                              --------------  -----------------
                                Year ended      Year ended
                               December 31,    December 31,
                              --------------  -----------------
                                2006    2005   2006      2005
                              -------  -----   ------    -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (75)   (67)    213       39
   Net realized gain
     (loss) on
     investments.............       8     --     909        6
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     984    198     (51)     286
   Capital gain
     distributions...........      --     --     170       --
                              -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         operations..........     917    131   1,241      331
                              -------  -----   ------    -----
From capital
  transactions:
   Net premiums..............      --     --     431       --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --     --      --       --
     Surrenders..............      --     --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --     --      --       --
     Capital
       contribution
       (withdrawal)..........      --     --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      --      1      68       (1)
     Transfers (to) from
       other subaccounts.....     127     --     160    4,350
                              -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     127      1     659    4,349
                              -------  -----   ------    -----
Increase (decrease) in
  net assets.................   1,044    132   1,900    4,680
Net assets at beginning
  of year....................   9,463  9,331   6,845    2,165
                              -------  -----   ------    -----
Net assets at end of
  period..................... $10,507  9,463   8,745    6,845
                              =======  =====   ======    =====
Changes in units (note
  5):
   Units purchased...........      40     --   1,635      504
   Units redeemed............      (1)    --  (1,614)      --
                              -------  -----   ------    -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      39     --      21      504
                              =======  =====   ======    =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          The Alger American Fund
                            ---------------------------------------------------
                                                         Alger American Small
                              Alger American Growth         Capitalization
                                   Portfolio --              Portfolio --
                                  Class O Shares            Class O Shares
                            -------------------------  ------------------------
                                    Year ended                Year ended
                                   December 31,              December 31,
                            -------------------------  ------------------------
                                2006          2005         2006         2005
                            ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (1,248,853)  (1,362,096)  (1,119,115)  (1,071,871)
 Net realized gain
   (loss) on investments...   (1,094,379)  (6,701,040)   9,321,406    4,431,894
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,051,289   18,488,198    4,343,621    6,942,929
 Capital gain
   distributions...........           --           --           --           --
                            ------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations............    2,708,057   10,425,062   12,545,912   10,302,952
                            ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums..............      212,995      262,915      135,781      174,060
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Death benefits..........     (979,567)    (744,310)    (473,362)    (485,874)
   Surrenders..............  (16,837,173) (18,944,734) (12,125,970) (10,806,878)
   Cost of insurance and
    administrative
    expense (note 4a)......     (113,563)    (139,215)     (88,065)     (85,830)
   Capital contribution
    (withdrawal)...........           --           --           --           --
   Transfers (to) from
    the Guarantee Account..     (251,432)    (669,945)     (26,943)    (304,119)
   Transfers (to) from
    other subaccounts......   (5,539,421) (11,177,445)  (1,784,395)  (3,705,560)
                            ------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (23,508,161) (31,412,734) (14,362,954) (15,214,201)
                            ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets................  (20,800,104) (20,987,672)  (1,817,042)  (4,911,249)
Net assets at beginning
 of year...................  106,661,345  127,649,017   75,447,971   80,359,220
                            ------------  -----------  -----------  -----------
Net assets at end of
 period.................... $ 85,861,241  106,661,345   73,630,929   75,447,971
                            ============  ===========  ===========  ===========
Changes in units (note
 5):
   Units purchased.........      752,783    1,149,784    2,521,182    2,325,357
   Units redeemed..........   (2,449,058)  (3,647,286)  (3,732,664)  (3,891,731)
                            ------------  -----------  -----------  -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (1,696,275)  (2,497,503)  (1,211,482)  (1,566,375)
                            ============  ===========  ===========  ===========

                            AllianceBernstein Variable Products Series Fund, Inc.
                            ----------------------------------------------------
                              AllianceBernstein
                              Global Technology       AllianceBernstein Growth
                                Portfolio --           and Income Portfolio --
                                   Class B                     Class B
                            ------------------------  --------------------------
                                 Year ended                  Year ended
                                December 31,                December 31,
                            ------------------------  --------------------------
                               2006         2005          2006          2005
                             ---------    ---------   -----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   (63,640)     (55,977)      (721,040)     (497,489)
 Net realized gain
   (loss) on investments...   206,355       66,816      8,312,197     6,448,306
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   127,169       45,931      8,335,804      (741,504)
 Capital gain
   distributions...........        --           --      9,170,461            --
                             ---------    ---------   -----------   -----------
    Increase (decrease)
     in net assets from
     operations............   269,884       56,770     25,097,422     5,209,313
                             ---------    ---------   -----------   -----------
From capital
 transactions:
 Net premiums..............   361,359      657,946      4,886,512     8,814,922
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Death benefits..........  (115,450)          --       (965,325)   (1,118,494)
   Surrenders..............  (195,701)    (276,835)   (18,095,533)  (15,385,823)
   Cost of insurance and
    administrative
    expense (note 4a)......   (12,817)      (9,929)      (310,520)     (304,535)
   Capital contribution
    (withdrawal)...........        --           --             --            --
   Transfers (to) from
    the Guarantee Account..    32,594       17,166      1,239,200       780,453
   Transfers (to) from
    other subaccounts......  (260,072)    (531,440)    (8,893,790)   (6,044,973)
                             ---------    ---------   -----------   -----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (190,087)    (143,092)   (22,139,456)  (13,258,450)
                             ---------    ---------   -----------   -----------
Increase (decrease) in
 net assets................    79,797      (86,322)     2,957,966    (8,049,137)
Net assets at beginning
 of year................... 4,066,831    4,153,153    180,465,490   188,514,627
                             ---------    ---------   -----------   -----------
Net assets at end of
 period.................... 4,146,628    4,066,831    183,423,456   180,465,490
                             =========    =========   ===========   ===========
Changes in units (note
 5):
   Units purchased.........   187,555      122,908      2,530,989     2,746,446
   Units redeemed..........  (200,831)    (134,747)    (4,257,331)   (3,917,980)
                             ---------    ---------   -----------   -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (13,276)     (11,839)    (1,726,342)   (1,171,533)
                             =========    =========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              -----------------------------------------------------------------------
                                 AllianceBernstein        AllianceBernstein       AllianceBernstein
                                International Value       Large Cap Growth        Small Cap Growth
                                Portfolio -- Class B    Portfolio -- Class B    Portfolio -- Class B
                              -----------------------  ----------------------  ----------------------
                              Year ended December 31,  Year ended December 31, Year ended December 31,
                              -----------------------  ----------------------  ----------------------
                                  2006        2005        2006        2005        2006        2005
                              -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (156,357)    (70,033)   (526,400)   (494,351)   (123,555)   (124,808)
   Net realized gain
     (loss) on
     investments.............   3,840,186     199,500     902,773     497,461     965,326     826,873
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  10,787,768   1,911,172  (1,277,529)  3,910,014    (293,819)   (711,171)
   Capital gain
     distributions...........     605,626      98,510          --          --          --          --
                              -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  15,077,223   2,139,149    (901,156)  3,913,124     547,952      (9,106)
                              -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  41,715,337   5,886,434   2,027,340   1,932,759     123,917      41,213
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (114,233)    (27,862)   (126,110)   (169,768)    (74,530)    (50,947)
     Surrenders..............  (3,234,549)   (414,055) (2,957,371) (2,152,300)   (723,573)   (696,728)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (84,466)    (21,024)    (60,725)    (55,967)     (9,753)    (10,459)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   4,062,152   1,249,640     555,193     (47,453)    250,428      85,128
     Transfers (to) from
       other subaccounts.....  19,597,949  12,484,657  (1,398,322)   (764,669)    187,472  (2,547,923)
                              -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  61,942,190  19,157,790  (1,959,995) (1,257,398)   (246,039) (3,179,716)
                              -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  77,019,413  21,296,939  (2,861,151)  2,655,726     301,913  (3,188,822)
Net assets at beginning
  of year....................  21,933,803     636,864  35,073,470  32,417,744   7,351,702  10,540,524
                              -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $98,953,216  21,933,803  32,212,319  35,073,470   7,653,615   7,351,702
                              ===========  ==========  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   7,869,628   2,417,169     917,429   1,012,698     973,694     404,158
   Units redeemed............  (3,229,131)   (655,981) (1,293,435) (1,309,814) (1,010,454)   (799,870)
                              -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   4,640,497   1,761,188    (376,006)   (297,116)    (36,760)   (395,711)
                              ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  American Century Variable Portfolios, Inc.
                              -------------------------------------------------
                              VP Income & Growth VP International   VP Ultra(R)
                               Fund -- Class I   Fund -- Class I  Fund -- Class I
                              ----------------   --------------   ---------------
                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                              ----------------   --------------   ---------------
                                2006      2005      2006     2005   2006    2005
                              --------   ------  ---------   ---- -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (606)    (118)    (7,364)   (1)  (1,079)   (223)
   Net realized gain
     (loss) on
     investments.............    6,668       32     18,169    --     (500)    190
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,482    1,290    121,801    22   (1,423)  2,269
   Capital gain
     distributions...........       --       --         --    --       --      --
                              --------   ------  ---------   ---  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   15,544    1,204    132,606    21   (3,002)  2,236
                              --------   ------  ---------   ---  -------  ------
From capital
  transactions:
   Net premiums..............   71,672   34,305  1,328,164    --   14,074  40,344
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --       --         --    --       --      --
     Surrenders..............   (4,539)    (141)   (70,369)   --     (376)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (173)     (10)       (19)   --     (340)    (20)
     Capital
       contribution
       (withdrawal)..........       --       --         --    --       --      --
     Transfers (to) from
       the Guarantee
       Account...............   15,641    1,437    217,302   907     (817)   (115)
     Transfers (to) from
       other subaccounts.....   (2,771)      --    (52,739)   31    6,890  (1,804)
                              --------   ------  ---------   ---  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   79,830   35,591  1,422,339   938   19,431  38,405
                              --------   ------  ---------   ---  -------  ------
Increase (decrease) in
  net assets.................   95,374   36,795  1,554,945   959   16,429  40,641
Net assets at beginning
  of year....................   40,135    3,340        959    --   43,971   3,330
                              --------   ------  ---------   ---  -------  ------
Net assets at end of
  period..................... $135,509   40,135  1,555,904   959   60,400  43,971
                              ========   ======  =========   ===  =======  ======
Changes in units (note
  5):
   Units purchased...........   76,787    2,598    160,670    60   87,526   3,988
   Units redeemed............  (69,614)     (14)   (49,569)   --  (85,724)   (303)
                              --------   ------  ---------   ---  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    7,173    2,583    111,101    60    1,802   3,685
                              ========   ======  =========   ===  =======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              American Century
                              Variable Portfolios, Inc. American Century Variable   BlackRock Variable
                                 (continued)               Portfolios II, Inc.      Series Funds, Inc.
                              ------------------------  ------------------------  -------------------------
                                  VP Value               VP Inflation Protection  BlackRock Basic Value V.I.
                               Fund -- Class I              Fund -- Class II      Fund -- Class III Shares
                              ------------------------  ------------------------  -------------------------
                                                                     Period from
                                 Year ended              Year ended  April 29 to        Year ended
                                December 31,            December 31, December 31,      December 31,
                              ------------------------  ------------ ------------ -------------------------
                                2006         2005           2006         2005        2006          2005
                                --------      ------    ------------ ------------  ----------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    952         828          48,355       29,888      202,382      398,057
   Net realized gain
     (loss) on
     investments.............    8,092           5         (22,687)      (8,539)     257,193       22,777
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   14,504        (855)        (19,319)     (19,961)      57,809     (309,362)
   Capital gain
     distributions...........    2,143         745              --           --    1,134,713        4,124
                                --------      ------     ---------    ---------    ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   25,691         723           6,349        1,388    1,652,097      115,596
                                --------      ------     ---------    ---------    ----------    ---------
From capital
  transactions:
   Net premiums..............  189,354          --       1,811,669      936,642    2,579,911    2,463,321
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --          --              --           --           --      (41,486)
     Surrenders..............  (14,381)         --        (134,291)     (56,115)    (379,950)     (28,648)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (325)         --          (3,631)        (496)     (19,635)     (10,210)
     Capital
       contribution
       (withdrawal)..........       --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   67,192      13,251         154,250       76,506      621,250      191,026
     Transfers (to) from
       other subaccounts.....    6,459       2,947         349,611      735,177    2,976,845      405,153
                                --------      ------     ---------    ---------    ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  248,299      16,198       2,177,608    1,691,714    5,778,421    2,979,156
                                --------      ------     ---------    ---------    ----------    ---------
Increase (decrease) in
  net assets.................  273,990      16,921       2,183,957    1,693,102    7,430,518    3,094,752
Net assets at beginning
  of year....................   33,833      16,912       1,693,102           --    5,730,922    2,636,170
                                --------      ------     ---------    ---------    ----------    ---------
Net assets at end of
  period..................... $307,823      33,833       3,877,059    1,693,102   13,161,440    5,730,922
                                ========      ======     =========    =========    ==========    =========
Changes in units (note
  5):
   Units purchased...........   93,595       1,127         480,670      236,707      869,882      358,035
   Units redeemed............  (73,897)         --        (261,252)     (66,621)    (385,555)     (76,519)
                                --------      ------     ---------    ---------    ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   19,698       1,127         219,418      170,086      484,327      281,516
                                ========      ======     =========    =========    ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         BlackRock Variable Series Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                                                             BlackRock Large Cap      BlackRock Value
                              BlackRock Global Allocation    Growth V.I. Fund --  Opportunities V.I. Fund --
                              V.I. Fund -- Class III Shares   Class III Shares       Class III Shares
                              ----------------------------  --------------------  -------------------------
                                             Period from
                               Year ended    April 29 to         Year ended             Year ended
                              December 31,   December 31,       December 31,           December 31,
                              ------------   ------------   --------------------  -------------------------
                                  2006           2005          2006       2005       2006          2005
                              ------------   ------------   ---------  ---------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,245,134        15,248       (40,587)   (12,519)  3,220,182     1,620,169
   Net realized gain
     (loss) on
     investments.............     307,456        10,691      (114,318)    19,685  (2,313,804)     (100,569)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,022,155)       23,281       107,174     80,757  (3,824,951)   (1,236,615)
   Capital gain
     distributions...........   2,434,361            --            --         --   3,311,617        75,066
                              -----------     ---------     ---------  ---------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,964,796        49,220       (47,731)    87,923     393,044       358,051
                              -----------     ---------     ---------  ---------   ----------   ----------
From capital
  transactions:
   Net premiums..............  53,701,264       883,033       683,708    519,162   2,010,592     1,492,253
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........          --            --        (6,203)        --     (19,901)       (6,575)
     Surrenders..............  (2,673,165)      (49,538)     (113,207)   (20,191)   (223,072)     (153,990)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (5,233)         (235)       (6,016)      (623)    (15,024)       (4,254)
     Capital
       contribution
       (withdrawal)..........          --            --            --         --          --            --
     Transfers (to) from
       the Guarantee
       Account...............   2,450,396        67,881       132,942     71,443     157,602       190,194
     Transfers (to) from
       other subaccounts.....   2,740,452        72,197     1,037,871    196,658     358,045     1,312,694
                              -----------     ---------     ---------  ---------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  56,213,714       973,338     1,729,095    766,449   2,268,242     2,830,322
                              -----------     ---------     ---------  ---------   ----------   ----------
Increase (decrease) in
  net assets.................  59,178,510     1,022,558     1,681,364    854,372   2,661,286     3,188,373
Net assets at beginning
  of year....................   1,022,558            --     1,230,439    376,067   4,538,796     1,350,423
                              -----------     ---------     ---------  ---------   ----------   ----------
Net assets at end of
  period..................... $60,201,068     1,022,558     2,911,803  1,230,439   7,200,082     4,538,796
                              ===========     =========     =========  =========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........   6,465,143       150,309       526,431     94,925   1,375,575       369,677
   Units redeemed............  (1,393,491)      (57,820)     (396,381)   (25,334) (1,207,171)     (115,418)
                              -----------     ---------     ---------  ---------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   5,071,652        92,489       130,050     69,591     168,404       254,259
                              ===========     =========     =========  =========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds Variable Insurance Trust I
                              ---------------------------------------------------
                                                           Columbia Marsico
                                  Columbia Marsico     International Opportunities
                               Growth Fund, Variable        Fund, Variable
                                 Series -- Class A        Series -- Class B
                              -----------------------  --------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  --------------------------
                                  2006        2005         2006          2005
                              -----------  ----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (901,408)   (675,527)    (222,754)     (258,540)
   Net realized gain
     (loss) on
     investments.............   2,095,897   1,762,433    5,732,254     2,012,858
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     991,434   1,832,949    8,089,434     6,047,141
   Capital gain
     distributions...........          --          --    1,748,038       482,368
                              -----------  ----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,185,923   2,919,855   15,346,972     8,283,827
                              -----------  ----------   -----------   ----------
From capital
  transactions:
   Net premiums..............   9,078,185  10,983,250   27,361,328    12,871,395
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (172,653)    (54,517)    (296,544)      (90,525)
     Surrenders..............  (3,169,341) (1,802,997)  (3,977,503)   (2,159,340)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (126,885)   (101,348)    (148,992)      (92,511)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............   2,055,469   2,261,997    4,239,707     1,836,168
     Transfers (to) from
       other subaccounts.....  (5,135,399)  3,169,372    3,350,321       141,453
                              -----------  ----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   2,529,376  14,455,757   30,528,317    12,506,640
                              -----------  ----------   -----------   ----------
Increase (decrease) in
  net assets.................   4,715,299  17,375,612   45,875,289    20,790,467
Net assets at beginning
  of year....................  52,571,215  35,195,603   55,310,544    34,520,077
                              -----------  ----------   -----------   ----------
Net assets at end of
  period..................... $57,286,514  52,571,215  101,185,833    55,310,544
                              ===========  ==========   ===========   ==========
Changes in units (note
  5):
   Units purchased...........   1,906,220   2,555,571    4,315,286     2,643,215
   Units redeemed............  (1,704,501) (1,466,867)  (2,293,313)   (1,735,572)
                              -----------  ----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     201,719   1,088,704    2,021,973       907,643
                              ===========  ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Dreyfus
                              -------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap  Dreyfus Variable      The Dreyfus Socially
                              Stock Portfolio --   Investment Fund --     Responsible Growth Fund,
                               Initial Shares      Money Market Portfolio Inc. -- Initial Shares
                              -------------------  ---------------------  -----------------------
                                 Year ended            Year ended              Year ended
                                December 31,          December 31,            December 31,
                              -------------------  ---------------------  -----------------------
                                2006       2005      2006        2005        2006         2005
                               --------   ------    --------    -------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    300       (96)     6,655        957      (77,565)     (84,596)
   Net realized gain
     (loss) on
     investments.............     (952)      121         --         --      (26,861)     (67,354)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,324     1,481         --         --      491,605      257,570
   Capital gain
     distributions...........    3,340         6         --         --           --           --
                               --------   ------    --------    -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    5,012     1,512      6,655        957      387,179      105,620
                               --------   ------    --------    -------    ---------   ---------
From capital
  transactions:
   Net premiums..............   12,358    33,964    115,876    109,776        6,023        6,433
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --        --    (71,889)        --       (2,923)          --
     Surrenders..............   (1,516)       --   (164,334)    (5,621)    (428,187)    (192,416)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (102)      (15)      (430)       (91)     (15,856)     (15,624)
     Capital
       contribution
       (withdrawal)..........       --        --         --         --           --           --
     Transfers (to) from
       the Guarantee
       Account...............  105,722       118     24,031      1,292        1,586      (17,112)
     Transfers (to) from
       other subaccounts.....    4,804    (6,123)   492,113     (9,466)    (111,032)    (166,944)
                               --------   ------    --------    -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  121,266    27,944    395,367     95,890     (550,389)    (385,663)
                               --------   ------    --------    -------    ---------   ---------
Increase (decrease) in
  net assets.................  126,278    29,456    402,022     96,847     (163,210)    (280,043)
Net assets at beginning
  of year....................   30,855     1,399    121,116     24,269    5,535,058    5,815,101
                               --------   ------    --------    -------    ---------   ---------
Net assets at end of
  period..................... $157,133    30,855    523,138    121,116    5,371,848    5,535,058
                               ========   ======    ========    =======    =========   =========
Changes in units (note
  5):
   Units purchased...........   10,605     2,118     90,128     10,280       17,746       20,143
   Units redeemed............   (2,648)       --    (51,439)      (635)    (105,431)     (83,360)
                               --------   ------    --------    -------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    7,957     2,118     38,689      9,645      (87,685)     (63,217)
                               ========   ======    ========    =======    =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          DWS Variable Series II
                              ----------------------------------------------
                              DWS Dreman High  DWS Dreman Small
                               Return Equity    Mid Cap Value   DWS Technology
                               VIP -- Class B  VIP -- Class B   VIP --  Class B
                                   Shares          Shares           Shares
                              ---------------  --------------   -------------
                                 Year ended      Year ended       Year ended
                                December 31,    December 31,     December 31,
                              ---------------  --------------   -------------
                                2006     2005   2006     2005    2006     2005
                              --------  -----  ------   ------  ------   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (792)    (5)   (567)     (38)   (130)    (14)
   Net realized gain
     (loss) on
     investments.............    5,013     25     159        3    (196)     (1)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,386    325   5,998      397     314      11
   Capital gain
     distributions...........    4,985     --   2,536       --      --      --
                              --------  -----  ------   ------  ------   -----
       Increase
         (decrease) in
         net assets from
         operations..........   13,592    345   8,126      362     (12)     (4)
                              --------  -----  ------   ------  ------   -----
From capital
  transactions:
   Net premiums..............   77,821     --  22,458    3,000   4,688   1,800
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --     --      --       --      --      --
     Surrenders..............     (943)    --  (2,262)      --    (140)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (37)    --    (185)      --     (19)     (1)
     Capital
       contribution
       (withdrawal)..........       --     --      --       --      --      --
     Transfers (to) from
       the Guarantee
       Account...............   33,129  2,489  31,556    7,927      (2)     55
     Transfers (to) from
       other subaccounts.....      703    (95)    593      271   1,697   1,524
                              --------  -----  ------   ------  ------   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  110,673  2,394  52,160   11,198   6,224   3,378
                              --------  -----  ------   ------  ------   -----
Increase (decrease) in
  net assets.................  124,265  2,739  60,286   11,560   6,212   3,374
Net assets at beginning
  of year....................    8,501  5,762  11,560       --   3,951     577
                              --------  -----  ------   ------  ------   -----
Net assets at end of
  period..................... $132,766  8,501  71,846   11,560  10,163   3,951
                              ========  =====  ======   ======  ======   =====
Changes in units (note
  5):
   Units purchased...........   20,157    170   3,536      634   1,049     383
   Units redeemed............  (11,768)   (13)   (680)      --    (578)   (134)
                              --------  -----  ------   ------  ------   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    8,389    157   2,856      634     471     250
                              ========  =====  ======   ======  ======   =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Evergreen Variable
                                         Eaton Vance Variable Trust               Annuity Trust
                              ------------------------------------------------  ----------------
                                  VT Floating-Rate        VT Worldwide Health   Evergreen VA Omega
                                     Income Fund             Sciences Fund       Fund -- Class 2
                              ------------------------  ----------------------  ----------------
                                           Period from
                               Year ended  April 29 to        Year ended           Year ended
                              December 31, December 31,      December 31,         December 31,
                              ------------ ------------ ----------------------  ----------------
                                  2006         2005        2006        2005       2006      2005
                              ------------ ------------ ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,927,018    1,116,060    (186,339)   (165,292)  (9,465)   (5,131)
   Net realized gain
     (loss) on
     investments.............     (50,823)      14,914     407,110     149,110   16,572     2,458
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (128,102)    (108,648)   (384,282)    713,062   30,505    23,260
   Capital gain
     distributions...........          --           --          --          --       --        --
                              -----------   ----------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,748,093    1,022,326    (163,511)    696,880   37,612    20,587
                              -----------   ----------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............   3,649,114   11,238,737     958,217   1,368,961  145,194   300,844
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (351,226)     (48,791)   (164,830)    (21,074)      --        --
     Surrenders..............  (2,504,315)  (2,673,215)   (987,613) (1,050,085)  (1,881)      (32)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (98,044)     (71,989)    (29,513)    (27,300)  (1,652)     (445)
     Capital
       contribution
       (withdrawal)..........          --           --          --          --       --        --
     Transfers (to) from
       the Guarantee
       Account...............   1,593,749      917,396     447,554     499,631  102,239       771
     Transfers (to) from
       other subaccounts.....  (2,307,995)   3,511,991    (448,514)    210,975  (43,276)   14,827
                              -----------   ----------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (18,717)  12,874,129    (224,699)    981,108  200,624   315,965
                              -----------   ----------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   1,729,376   13,896,455    (388,210)  1,677,988  238,236   336,552
Net assets at beginning
  of year....................  45,014,907   31,118,452  11,959,087  10,281,099  485,196   148,644
                              -----------   ----------  ----------  ----------  -------   -------
Net assets at end of
  period..................... $46,744,283   45,014,907  11,570,877  11,959,087  723,432   485,196
                              ===========   ==========  ==========  ==========  =======   =======
Changes in units (note
  5):
   Units purchased...........   1,428,870    3,637,086     347,691     349,636   73,990    64,176
   Units redeemed............  (1,430,397)  (2,377,957)   (362,241)   (263,210) (54,629)  (33,379)
                              -----------   ----------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      (1,527)   1,259,129     (14,550)     86,427   19,361    30,797
                              ===========   ==========  ==========  ==========  =======   =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          Federated Insurance Series
                                 ---------------------------------------------------------------------------
                                 Federated American Leaders    Federated Capital    Federated High Income Bond
                                 Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                                 -------------------------  ----------------------  ------------------------
                                  Year ended December 31,   Year ended December 31,  Year ended December 31,
                                 -------------------------  ----------------------  ------------------------
                                     2006          2005        2006        2005         2006          2005
                                 ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    391,773       93,085     859,208     867,002    3,438,288     4,120,774
   Net realized gain
     (loss) on
     investments................      967,733    1,740,378    (410,088) (1,039,610)    (710,749)       62,330
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     (693,410)     (56,061)  1,996,470   1,123,993    1,237,335    (3,602,471)
   Capital gain
     distributions..............    5,770,136           --          --          --           --            --
                                 ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations.............    6,436,232    1,777,402   2,445,590     951,385    3,964,874       580,633
                                 ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums.................       38,390       69,770      45,840      28,094       34,202       138,168
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits.............     (433,790)    (474,359)   (393,002)   (323,560)    (474,667)     (540,406)
     Surrenders.................  (10,229,030) (10,875,908) (4,038,876) (3,782,777)  (9,465,709)  (10,448,785)
     Cost of insurance
       and
       administrative
       expense (note 4a)........      (57,814)     (70,356)    (22,549)    (25,530)     (46,689)      (58,810)
     Capital
       contribution
       (withdrawal).............           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account..................     (123,086)    (323,507)     98,111    (115,979)     156,207        83,720
     Transfers (to) from
       other subaccounts........   (2,068,924)  (2,345,251)  1,026,486  (1,258,338)  (1,510,495)   (6,187,760)
                                 ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (12,874,254) (14,019,611) (3,283,990) (5,478,090) (11,307,151)  (17,013,873)
                                 ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets....................   (6,438,022) (12,242,209)   (838,400) (4,526,705)  (7,342,277)  (16,433,240)
Net assets at beginning
  of year.......................   51,832,426   64,074,635  19,590,404  24,117,109   50,853,286    67,286,526
                                 ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period........................ $ 45,394,404   51,832,426  18,752,004  19,590,404   43,511,009    50,853,286
                                 ============  ===========  ==========  ==========  ===========   ===========
Changes in units (note
  5):
   Units purchased..............      185,395      284,866     470,971     177,943    1,180,631     1,584,822
   Units redeemed...............     (969,839)  (1,190,947)   (688,416)   (636,138)  (1,881,528)   (2,694,324)
                                 ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005...................     (784,444)    (906,081)   (217,445)   (458,195)    (700,897)   (1,109,502)
                                 ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II  -- Service Shares Fund II -- Service Shares
                              -------------------------  ------------------------
                                     Year ended                Year ended
                                    December 31,              December 31,
                              -------------------------  ------------------------
                                  2006         2005         2006         2005
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,633,494    2,820,681     (437,730)    (550,204)
   Net realized gain
     (loss) on
     investments.............    (220,548)     145,595    2,523,616    1,557,737
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,048,937   (2,731,051)   3,156,589    2,466,498
   Capital gain
     distributions...........          --           --      346,487       43,578
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,461,883      235,225    5,588,962    3,517,609
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   1,350,337    3,325,266    5,607,030    8,324,896
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (210,172)    (353,470)    (182,344)     (40,612)
     Surrenders..............  (2,822,217)  (3,264,213)  (2,202,242)  (1,930,162)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (77,803)     (79,815)    (135,082)    (101,313)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,037,646    2,430,203    1,699,462    1,242,983
     Transfers (to) from
       other subaccounts.....  (1,757,821)  (7,670,475)  (2,595,369)    (897,172)
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,480,030)  (5,612,504)   2,191,455    6,598,620
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................     981,853   (5,377,279)   7,780,417   10,116,229
Net assets at beginning
  of year....................  40,900,666   46,277,945   42,072,349   31,956,120
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $41,882,519   40,900,666   49,852,766   42,072,349
                              ===========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........     983,287    2,039,529    1,095,122    1,441,428
   Units redeemed............  (1,180,169)  (2,480,548)    (964,360)  (1,000,131)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (196,882)    (441,019)     130,762      441,296
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund
                              -----------------------------------------------------------------
                                VIP Asset Manager/SM/     VIP Asset Manager/SM/   VIP Balanced
                                     Portfolio --             Portfolio --        Portfolio --
                                    Initial Class            Service Class 2     Service Class 2
                              -------------------------  ----------------------  ---------------
                                                                                   Period from
                                      Year ended               Year ended           May 1 to
                                     December 31,             December 31,        December 31,
                              -------------------------  ----------------------  ---------------
                                  2006          2005        2006        2005          2006
                              ------------  -----------  ----------  ----------  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,123,061    2,640,821      (1,929)    (15,531)     (122,416)
   Net realized gain
     (loss) on
     investments.............      462,617   (1,188,077)   (578,566)     48,475        97,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,986,288    2,185,790     885,254     431,132       889,425
   Capital gain
     distributions...........           --           --          --          --            --
                              ------------  -----------  ----------  ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........    7,571,966    3,638,534     304,759     464,076       864,847
                              ------------  -----------  ----------  ----------    ----------
From capital
  transactions:
   Net premiums..............      112,304      555,729   8,492,196  10,641,733    17,120,524
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,829,448)  (2,145,409)     (2,194)         --            --
     Surrenders..............  (23,150,247) (29,939,793) (1,587,544)   (381,612)     (260,483)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,810)    (162,094)    (35,158)     (9,909)         (459)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --            --
     Transfers (to) from
       the Guarantee
       Account...............     (272,784)    (425,994)    362,227     390,289       551,691
     Transfers (to) from
       other subaccounts.....   (2,450,888)  (3,973,838)    874,257     613,158       383,641
                              ------------  -----------  ----------  ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (27,722,873) (36,091,399)  8,103,784  11,253,659    17,794,914
                              ------------  -----------  ----------  ----------    ----------
Increase (decrease) in
  net assets.................  (20,150,907) (32,452,865)  8,408,543  11,717,735    18,659,761
Net assets at beginning
  of year....................  145,424,657  177,877,522  18,085,643   6,367,908            --
                              ------------  -----------  ----------  ----------    ----------
Net assets at end of
  period..................... $125,273,750  145,424,657  26,494,186  18,085,643    18,659,761
                              ============  ===========  ==========  ==========    ==========
Changes in units (note
  5):
   Units purchased...........      405,004      325,641   3,967,759   1,435,592     2,400,032
   Units redeemed............   (1,409,886)  (1,703,032) (3,280,268)   (332,291)     (603,141)
                              ------------  -----------  ----------  ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (1,004,882)  (1,377,391)    687,491   1,103,301     1,796,891
                              ============  ===========  ==========  ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                                                                    VIP Dynamic Capital
                                  VIP Contrafund(R)          VIP Contrafund(R)         Appreciation
                                     Portfolio --              Portfolio --            Portfolio --
                                    Initial Class             Service Class 2         Service Class 2
                              -------------------------  ------------------------  --------------------
                                      Year ended                Year ended              Year ended
                                     December 31,              December 31,            December 31,
                              -------------------------  ------------------------  --------------------
                                  2006          2005         2006         2005        2006       2005
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (610,166)  (4,182,115)  (1,039,663)  (2,169,092)   (58,992)   (28,661)
   Net realized gain
     (loss) on
     investments.............   35,145,850   22,358,980   16,040,871    7,957,261    405,741     35,662
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (27,676,825)  34,998,283  (13,621,400)  16,467,459     19,620    318,421
   Capital gain
     distributions...........   29,573,212           --   17,672,286           --    132,567         --
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   36,432,071   53,175,148   19,052,094   22,255,628    498,936    325,422
                              ------------  -----------  -----------  -----------  ---------  ---------
From capital
  transactions:
   Net premiums..............      660,596      509,087   29,594,092   19,465,047    894,541    486,861
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (3,954,315)  (2,435,860)    (612,053)    (809,243)        --         --
     Surrenders..............  (69,932,464) (60,296,284) (13,462,856) (10,331,527)  (266,355)   (64,633)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (409,271)    (408,311)    (381,354)    (275,112)   (11,212)    (3,902)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --         --         --
     Transfers (to) from
       the Guarantee
       Account...............     (726,051)    (207,877)   7,949,528    3,383,885    243,665    174,793
     Transfers (to) from
       other subaccounts.....    8,501,326   31,639,685   (6,389,223)  27,002,705   (177,298) 1,516,937
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (65,860,179) (31,199,560)  16,698,134   38,435,755    683,341  2,110,056
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets.................  (29,428,108)  21,975,588   35,750,228   60,691,383  1,182,277  2,435,478
Net assets at beginning
  of year....................  395,148,552  373,172,964  186,830,025  126,138,642  3,783,570  1,348,092
                              ------------  -----------  -----------  -----------  ---------  ---------
Net assets at end of
  period..................... $365,720,444  395,148,552  222,580,253  186,830,025  4,965,847  3,783,570
                              ============  ===========  ===========  ===========  =========  =========
Changes in units (note
  5):
   Units purchased...........    3,506,738    4,329,736    7,647,736    6,849,673    379,747    195,452
   Units redeemed............   (5,730,971)  (4,997,098)  (6,545,893)  (3,648,508)  (333,428)   (39,593)
                              ------------  -----------  -----------  -----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,224,233)    (667,363)   1,101,843    3,201,165     46,319    155,860
                              ============  ===========  ===========  ===========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------
                                  VIP Equity-Income          VIP Equity-Income        VIP Growth & Income
                                     Portfolio --              Portfolio --              Portfolio --
                                    Initial Class             Service Class 2            Initial Class
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2006          2005         2006         2005         2006         2005
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 11,231,960    2,982,352    4,064,634      377,371     (368,938)     143,622
   Net realized gain
     (loss) on
     investments.............   14,063,975   11,508,470    5,237,139    3,223,975    2,361,662      488,264
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (3,537,103) (12,423,503)    (742,658)  (2,554,282)   3,994,212    3,856,306
   Capital gain
     distributions...........   37,279,688   12,864,072   16,693,893    4,212,963    2,015,877           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   59,038,520   14,931,391   25,253,008    5,260,027    8,002,813    4,488,192
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      327,117      526,769    7,945,377    9,303,741       58,030       53,696
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (5,108,636)  (5,998,093)    (914,515)  (1,162,669)  (1,128,842)    (623,581)
     Surrenders..............  (63,580,593) (68,276,641) (11,069,030)  (8,738,237) (13,209,707) (14,429,389)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (328,524)    (385,125)    (266,716)    (238,289)     (97,951)    (116,188)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............       12,109   (1,665,644)   2,969,816    1,655,280     (847,427)    (983,407)
     Transfers (to) from
       other subaccounts.....    3,068,229   (2,254,131)   3,129,602     (586,942)  (2,690,767)  (4,909,204)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (65,610,298) (78,052,865)   1,794,534      232,884  (17,916,664) (21,008,073)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   (6,571,778) (63,121,474)  27,047,542    5,492,911   (9,913,851) (16,519,881)
Net assets at beginning
  of year....................  360,948,680  424,070,154  140,869,677  135,376,766   80,236,373   96,756,254
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $354,376,902  360,948,680  167,917,219  140,869,677   70,322,522   80,236,373
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........    1,885,012    2,088,567    2,971,139    2,492,633      522,651      804,268
   Units redeemed............   (3,438,809)  (4,271,978)  (2,876,727)  (2,530,425)  (1,778,977)  (2,431,952)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (1,553,797)  (2,183,411)      94,412      (37,792)  (1,256,326)  (1,627,684)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Growth & Income    VIP Growth Opportunities        VIP Growth
                                    Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2           Initial Class             Initial Class
                              -----------------------  ----------------------   ------------------------
                                     Year ended              Year ended                Year ended
                                    December 31,            December 31,              December 31,
                              -----------------------  ----------------------   ------------------------
                                  2006        2005        2006         2005         2006         2005
                              -----------  ----------  ----------   ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (277,638)    (67,180)   (149,837)    (126,641)  (1,662,549)  (1,711,587)
   Net realized gain
     (loss) on
     investments.............   1,064,502     611,883     282,662     (300,072)    (387,510)  (7,078,730)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,816,077   1,213,222     529,851    2,205,804   10,817,982   15,964,684
   Capital gain
     distributions...........     840,342          --          --           --           --           --
                              -----------  ----------  ----------   ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,443,283   1,757,925     662,676    1,779,091    8,767,923    7,174,367
                              -----------  ----------  ----------   ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,653,020   1,808,946      23,641       17,632      292,492      403,484
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (226,374)   (155,306)   (350,037)    (534,955)  (1,964,721)  (1,220,131)
     Surrenders..............  (3,065,058) (2,579,616) (4,350,238)  (4,548,551) (29,177,439) (33,326,326)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (67,504)    (62,234)    (28,358)     (35,963)    (188,976)    (239,055)
     Capital
       contribution
       (withdrawal)..........          --          --          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     133,144      70,697     (74,939)    (168,870)    (541,248)  (1,274,158)
     Transfers (to) from
       other subaccounts.....  (1,286,696) (1,326,025) (1,821,362)    (692,146)  (9,571,006) (16,282,139)
                              -----------  ----------  ----------   ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,859,468) (2,243,538) (6,601,293)  (5,962,853) (41,150,898) (51,938,325)
                              -----------  ----------  ----------   ----------  -----------  -----------
Increase (decrease) in
  net assets.................     583,815    (485,613) (5,938,617)  (4,183,762) (32,382,975) (44,763,958)
Net assets at beginning
  of year....................  32,441,046  32,926,659  26,578,324   30,762,086  187,624,971  232,388,929
                              -----------  ----------  ----------   ----------  -----------  -----------
Net assets at end of
  period..................... $33,024,861  32,441,046  20,639,707   26,578,324  155,241,996  187,624,971
                              ===========  ==========  ==========   ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........     386,043     488,891     346,015      467,525      479,201      997,345
   Units redeemed............    (683,543)   (741,115)   (999,777)  (1,059,049)  (2,300,275)  (3,545,779)
                              -----------  ----------  ----------   ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (297,500)   (252,224)   (653,762)    (591,525)  (1,821,074)  (2,548,435)
                              ===========  ==========  ==========   ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                     VIP Growth          VIP Mid Cap          VIP Mid Cap
                                    Portfolio --        Portfolio --         Portfolio --
                                  Service Class 2       Initial Class       Service Class 2
                              -----------------------  --------------  ------------------------
                                     Year ended          Year ended           Year ended
                                    December 31,        December 31,         December 31,
                              -----------------------  --------------  ------------------------
                                  2006        2005      2006    2005       2006         2005
                              -----------  ----------  ------  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (726,863)   (656,622)    243    (247)    (723,824)  (3,248,110)
   Net realized gain
     (loss) on
     investments.............   1,710,965     807,023   1,129   3,159   21,105,444   15,265,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,395,056   1,672,920  (1,142)  1,814  (21,981,672)  18,051,962
   Capital gain
     distributions...........          --          --   4,226     483   27,625,293    3,256,577
                              -----------  ----------  ------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,379,158   1,823,321   4,456   5,209   26,025,241   33,326,045
                              -----------  ----------  ------  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,876,857   3,451,714   3,320   1,361   15,029,333   16,409,098
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (369,995)   (276,247)     --      --   (1,583,184)    (980,336)
     Surrenders..............  (3,859,336) (4,241,790)     --  (8,409) (24,291,983) (17,715,214)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,040)    (95,066)     --      --     (442,443)    (358,975)
     Capital
       contribution
       (withdrawal)..........          --          --      --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     265,321     182,574      16      36    4,176,147    2,282,384
     Transfers (to) from
       other subaccounts.....  (3,943,137) (3,725,721)    450   2,153  (23,572,382)  29,065,829
                              -----------  ----------  ------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,125,330) (4,704,536)  3,786  (4,859) (30,684,512)  28,702,786
                              -----------  ----------  ------  ------  -----------  -----------
Increase (decrease) in
  net assets.................  (2,746,172) (2,881,215)  8,242     350   (4,659,271)  62,028,831
Net assets at beginning
  of year....................  52,414,710  55,295,925  37,764  37,414  253,445,336  191,416,505
                              -----------  ----------  ------  ------  -----------  -----------
Net assets at end of
  period..................... $49,668,538  52,414,710  46,006  37,764  248,786,065  253,445,336
                              ===========  ==========  ======  ======  ===========  ===========
Changes in units (note
  5):
   Units purchased...........   1,073,972   1,095,045     319     284    4,627,939    5,993,579
   Units redeemed............  (1,844,630) (1,948,938)   (141)   (608)  (6,180,172)  (4,288,166)
                              -----------  ----------  ------  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (770,658)   (853,893)    178    (325)  (1,552,233)   1,705,413
                              ===========  ==========  ======  ======  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------
                                     VIP Overseas            VIP Value Strategies
                                     Portfolio --                Portfolio --
                                    Initial Class               Service Class 2
                              ---------------------------  --------------------------
                                                                         Period from
                                      Year ended            Year ended   April 29 to
                                     December 31,          December 31,  December 31,
                              ---------------------------  ------------  ------------
                                  2006           2005          2006          2005
                              ------------   -----------   ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    106,607      (141,489)      18,955       (32,588)
   Net realized gain
     (loss) on
     investments.............    9,203,685     4,899,767      (48,196)       14,448
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    3,807,678     8,099,479       53,785        52,602
   Capital gain
     distributions...........           --            --      460,680        52,042
                              ------------   -----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   13,117,970    12,857,757      485,224        86,504
                              ------------   -----------    ---------     ---------
From capital
  transactions:
   Net premiums..............      121,391        78,322    1,218,731     1,028,016
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (914,515)     (305,298)      (3,666)      (29,233)
     Surrenders..............  (12,989,293)  (10,805,430)    (102,468)      (61,471)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (83,104)      (78,759)      (8,169)       (4,838)
     Capital
       contribution
       (withdrawal)..........           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      (36,414)     (272,957)     157,656       107,813
     Transfers (to) from
       other subaccounts.....    5,039,668      (183,606)    (371,507)      164,401
                              ------------   -----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (8,862,267)  (11,567,728)     890,577     1,204,688
                              ------------   -----------    ---------     ---------
Increase (decrease) in
  net assets.................    4,255,703     1,290,029    1,375,801     1,291,192
Net assets at beginning
  of year....................   85,082,459    83,792,430    2,885,830     1,594,638
                              ------------   -----------    ---------     ---------
Net assets at end of
  period..................... $ 89,338,162    85,082,459    4,261,631     2,885,830
                              ============   ===========    =========     =========
Changes in units (note
  5):
   Units purchased...........    1,215,262       922,479      252,046       179,118
   Units redeemed............   (1,509,733)   (1,485,945)    (177,591)      (66,721)
                              ------------   -----------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (294,471)     (563,466)      74,455       112,397
                              ============   ===========    =========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------
                                                         Franklin Large Cap
                              Franklin Income Securities  Growth Securities  Mutual Shares Securities
                                       Fund --                 Fund --             Fund --
                                    Class 2 Shares         Class 2 Shares      Class 2 Shares
                              -------------------------  ------------------  -----------------------
                                            Period from
                               Year ended   April 29 to      Year ended          Year ended
                              December 31,  December 31,    December 31,        December 31,
                              ------------  ------------ ------------------  -----------------------
                                  2006          2005        2006      2005      2006         2005
                              ------------  ------------ ---------  -------   ----------     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,698,906     (164,320)    (5,388)    (135)    (98,715)       (86)
   Net realized gain
     (loss) on
     investments.............    4,167,799     (144,897)    11,190     (693)    226,739         86
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   25,599,850      116,975     51,745      600   1,578,879      1,021
   Capital gain
     distributions...........      610,960           --         --       --      36,634         --
                              ------------   ----------  ---------  -------   ----------     ------
       Increase
         (decrease) in
         net assets from
         operations..........   34,077,515     (192,242)    57,547     (228)  1,743,537      1,021
                              ------------   ----------  ---------  -------   ----------     ------
From capital
  transactions:
   Net premiums..............  284,437,969   54,506,371    955,032   42,002  13,129,042     28,967
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (456,987)      (4,591)        --       --     (86,409)        --
     Surrenders..............  (14,327,216)    (322,561)   (51,947)    (803)   (681,606)      (673)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (139,566)      (8,560)      (217)      (6)    (10,450)        --
     Capital
       contribution
       (withdrawal)..........           --           --         --       --          --         --
     Transfers (to) from
       the Guarantee
       Account...............   12,484,929    1,600,357    150,668    6,866   1,576,374     33,928
     Transfers (to) from
       other subaccounts.....   32,280,515    4,629,142    (16,693)  (4,416) 12,259,378      2,025
                              ------------   ----------  ---------  -------   ----------     ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  314,279,644   60,400,158  1,036,843   43,643  26,186,329     64,247
                              ------------   ----------  ---------  -------   ----------     ------
Increase (decrease) in
  net assets.................  348,357,159   60,207,916  1,094,390   43,415  27,929,866     65,268
Net assets at beginning
  of year....................   60,207,916           --     44,653    1,238      65,268         --
                              ------------   ----------  ---------  -------   ----------     ------
Net assets at end of
  period..................... $408,565,075   60,207,916  1,139,043   44,653  27,995,134     65,268
                              ============   ==========  =========  =======   ==========     ======
Changes in units (note
  5):
   Units purchased...........   46,393,122    9,201,510    126,764   23,608   2,608,960      7,162
   Units redeemed............  (17,190,202)  (3,276,627)   (34,625) (19,978)   (633,720)    (2,659)
                              ------------   ----------  ---------  -------   ----------     ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   29,202,920    5,924,883     92,139    3,631   1,975,240      4,503
                              ============   ==========  =========  =======   ==========     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ------------------------------------------------------------
                                                                              Templeton Global
                                 Templeton Foreign         Templeton Foreign  Asset Allocation
                                 Securities Fund --       Securities Fund --      Fund --
                                   Class 1 Shares           Class 2 Shares     Class 2 Shares
                              -----------------------     ------------------  ---------------
                                     Year ended               Year ended         Year ended
                                    December 31,             December 31,       December 31,
                              -----------------------     ------------------  ---------------
                                  2006           2005        2006      2005     2006    2005
                              -----------     ----------  ---------  -------  -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (23,656)        (9,954)    (7,293)     (48)   1,161      23
   Net realized gain
     (loss) on
     investments.............     844,285         83,922     37,548    6,103       61      (2)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,421,294      1,057,362    116,370     (620)  11,585      29
   Capital gain
     distributions...........          --             --         --       --    1,838      --
                              -----------     ----------  ---------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,241,923      1,131,330    146,625    5,435   14,645      50
                              -----------     ----------  ---------  -------  -------  ------
From capital
  transactions:
   Net premiums..............      54,746         93,858  1,599,864   27,619   41,452   1,679
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (127,677)      (180,375)        --       --       --      --
     Surrenders..............  (2,812,396)    (1,059,930)   (79,348) (17,796)  (1,428)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (18,531)        (9,171)      (191)      (3)      (6)     --
     Capital
       contribution
       (withdrawal)..........          --             --         --       --       --      --
     Transfers (to) from
       the Guarantee
       Account...............     483,024        468,459    220,831    3,175  123,984       1
     Transfers (to) from
       other subaccounts.....   5,081,081     14,403,621    (44,211)    (208)   4,859      --
                              -----------     ----------  ---------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   2,660,247     13,716,462  1,696,945   12,787  168,861   1,680
                              -----------     ----------  ---------  -------  -------  ------
Increase (decrease) in
  net assets.................   5,902,170     14,847,792  1,843,570   18,222  183,506   1,730
Net assets at beginning
  of year....................  15,007,628        159,836     41,824   23,602    1,730      --
                              -----------     ----------  ---------  -------  -------  ------
Net assets at end of
  period..................... $20,909,798     15,007,628  1,885,394   41,824  185,236   1,730
                              ===========     ==========  =========  =======  =======  ======
Changes in units (note
  5):
   Units purchased...........     827,621      1,712,295    239,459   13,152   11,318   1,712
   Units redeemed............    (609,131)      (379,571)  (107,904) (11,714)    (873) (1,594)
                              -----------     ----------  ---------  -------  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     218,490      1,332,723    131,555    1,437   10,445     118
                              ===========     ==========  =========  =======  =======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products
                                         Trust (continued)
                              ---------------------------------------------
                                 Templeton Global         Templeton Growth
                                 Income Securities           Securities
                                      Fund --                 Fund --
                                  Class 1 Shares           Class 2 Shares
                              --------------------------  ----------------
                                                            Period from
                                    Year ended                May 1 to
                                   December 31,             December 31,
                              --------------------------  ----------------
                                  2006          2005            2006
                               -----------    ---------   ----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   140,079       41,267         (25,315)
   Net realized gain
     (loss) on
     investments.............     133,413      (48,037)         48,012
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     627,401      (53,754)        480,334
   Capital gain
     distributions...........          --           --           5,001
                               -----------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........     900,893      (60,524)        508,032
                               -----------    ---------      ---------
From capital
  transactions:
   Net premiums..............      46,285       29,341       2,622,926
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (256,742)     (11,378)             --
     Surrenders..............  (1,874,342)    (833,557)       (138,558)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (8,766)      (3,973)         (2,583)
     Capital
       contribution
       (withdrawal)..........          --           --              --
     Transfers (to) from
       the Guarantee
       Account...............     153,731       48,518         678,993
     Transfers (to) from
       other subaccounts.....     804,935    9,218,316       4,351,163
                               -----------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,134,899)   8,447,267       7,511,941
                               -----------    ---------      ---------
Increase (decrease) in
  net assets.................    (234,006)   8,386,743       8,019,973
Net assets at beginning
  of year....................   8,386,743           --              --
                               -----------    ---------      ---------
Net assets at end of
  period..................... $ 8,152,737    8,386,743       8,019,973
                               ===========    =========      =========
Changes in units (note
  5):
   Units purchased...........     259,472    1,068,478         844,650
   Units redeemed............    (371,035)    (203,810)       (118,777)
                               -----------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (111,563)     864,668         725,873
                               ===========    =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                GE Investments Funds, Inc.
                              ----------------------------------------------------------------
                              Global Income
                                  Fund             Income Fund        International Equity Fund
                              ------------- ------------------------  ------------------------
                               Period from
                              January 1 to         Year ended               Year ended
                               August 25,         December 31,             December 31,
                              ------------- ------------------------  ------------------------
                                  2005          2006         2005        2006         2005
                              ------------- -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (68,978)   3,582,145    3,900,198     173,181       72,881
   Net realized gain
     (loss) on
     investments.............      830,976   (2,370,733)  (1,794,602) 14,737,971    2,193,830
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,500,068)   1,756,760   (1,584,089) (2,419,324)   5,848,893
   Capital gain
     distributions...........           --           --       72,723          --           --
                              ------------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     (738,070)   2,968,172      594,230  12,491,828    8,115,604
                              ------------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............       15,396   23,530,627    4,707,358     107,587       97,992
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (15,860)  (1,576,977)    (818,907)   (250,232)    (179,328)
     Surrenders..............     (909,547) (17,742,019) (16,662,573) (7,083,451)  (4,745,394)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (5,369)    (155,231)    (171,184)    (39,985)     (32,406)
     Capital
       contribution
       (withdrawal)..........   (7,223,709)          --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............        1,399    1,573,685     (252,127)    558,620       42,977
     Transfers (to) from
       other subaccounts.....   (7,000,827)  (1,214,675)  (5,891,467)  5,959,809    5,004,760
                              ------------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,138,517)   4,415,410  (19,088,900)   (747,652)     188,601
                              ------------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................  (15,876,587)   7,383,582  (18,494,670) 11,744,176    8,304,205
Net assets at beginning
  of year....................   15,876,587  108,135,684  126,630,354  53,151,183   44,846,978
                              ------------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $         --  115,519,266  108,135,684  64,895,359   53,151,183
                              ============  ===========  ===========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........       97,450    4,721,396    1,908,610   2,529,905    2,015,804
   Units redeemed............     (710,623)  (3,882,953)  (3,326,262) (2,529,060)  (1,940,626)
                              ------------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (613,173)     838,443   (1,417,651)        845       75,179
                              ============  ===========  ===========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund         Money Market Fund      Premier Growth Equity Fund
                              -------------------------  -------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------  -------------------------  ------------------------
                                  2006          2005         2006          2005         2006          2005
                              ------------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (194,161)   1,768,607     7,702,531    3,475,936   (1,110,811)   (1,375,753)
   Net realized gain
     (loss) on
     investments.............   10,314,190    8,181,999            --           --    5,071,619     3,984,091
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (17,746,157)   2,146,394            --           --    2,721,615    (3,255,476)
   Capital gain
     distributions...........   20,696,579    8,244,222            --           --           --            --
                              ------------  -----------  ------------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,070,451   20,341,222     7,702,531    3,475,936    6,682,423      (647,138)
                              ------------  -----------  ------------  -----------  -----------   -----------
From capital
  transactions:
   Net premiums..............    3,763,825    5,614,014    30,807,603   32,548,128    1,653,447     5,016,664
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,361,237)  (1,279,233)  (41,646,332) (22,274,201)    (417,322)     (506,913)
     Surrenders..............  (28,761,381) (24,537,116) (106,793,426) (87,907,351) (13,407,454)  (11,509,679)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (306,029)    (311,253)     (328,321)    (351,786)    (180,693)     (192,096)
     Capital
       contribution
       (withdrawal)..........           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      238,618       10,427     8,833,340  (10,129,155)     351,101      (255,418)
     Transfers (to) from
       other subaccounts.....  (15,907,831) (11,039,552)  127,620,075   55,936,622  (10,503,616)  (11,138,407)
                              ------------  -----------  ------------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (42,334,035) (31,542,713)   18,492,939  (32,177,743) (22,504,537)  (18,585,849)
                              ------------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in
  net assets.................  (29,263,584) (11,201,491)   26,195,470  (28,701,807) (15,822,114)  (19,232,987)
Net assets at beginning
  of year....................  213,474,024  224,675,515   224,776,814  253,478,621  108,010,809   127,243,796
                              ------------  -----------  ------------  -----------  -----------   -----------
Net assets at end of
  period..................... $184,210,440  213,474,024   250,972,284  224,776,814   92,188,695   108,010,809
                              ============  ===========  ============  ===========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    1,410,400    1,904,223    52,344,093   52,532,191    1,485,422     1,961,820
   Units redeemed............   (3,583,579)  (3,684,140)  (50,374,299) (54,687,115)  (3,717,315)   (3,874,226)
                              ------------  -----------  ------------  -----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,173,179)  (1,779,917)    1,969,794   (2,154,924)  (2,231,893)   (1,912,406)
                              ============  ===========  ============  ===========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund     Small-Cap Equity Fund
                              -------------------------   ------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------   ------------------------  ------------------------
                                  2006           2005         2006         2005         2006         2005
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,123,703     5,487,558      246,742       41,635     (999,811)    (525,768)
   Net realized gain
     (loss) on
     investments.............    9,668,931     6,352,201   17,448,380    9,585,042    6,594,370    4,032,491
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,158,152    (8,565,373)  38,335,350    3,422,133   (6,045,745)   2,136,549
   Capital gain
     distributions...........   21,942,706     8,907,987           --           --   13,293,810    2,651,533
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   38,893,492    12,182,373   56,030,472   13,048,810   12,842,624    8,294,805
                              ------------   -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............    4,939,231     6,819,800    9,011,589   14,729,298    5,929,718    8,889,059
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,005,966)     (752,455)  (4,557,487)  (4,390,966)    (916,368)    (655,816)
     Surrenders..............  (23,233,129)  (19,166,304) (67,651,567) (72,359,265) (11,471,535)  (9,885,597)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (199,641)     (177,636)    (670,057)    (723,378)    (235,310)    (202,861)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    1,216,145       731,100    1,259,270      622,474    1,644,102    1,480,903
     Transfers (to) from
       other subaccounts.....   11,040,001    (2,823,978) (31,841,370) (26,971,699)  (9,540,067)   1,643,669
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (7,243,359)  (15,369,473) (94,449,622) (89,093,536) (14,589,460)   1,269,357
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   31,650,133    (3,187,100) (38,419,150) (76,044,726)  (1,746,836)   9,564,162
Net assets at beginning
  of year....................  134,194,253   137,381,353  467,251,773  543,296,499  118,862,587  109,298,425
                              ------------   -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $165,844,386   134,194,253  428,832,623  467,251,773  117,115,751  118,862,587
                              ============   ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........    2,094,685     2,083,890    3,396,724    5,399,459    2,235,076    3,170,104
   Units redeemed............   (2,146,932)   (2,475,591)  (8,456,017) (10,012,752)  (3,116,774)  (3,089,318)
                              ------------   -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      (52,247)     (391,701)  (5,059,293)  (4,613,293)    (881,698)      80,786
                              ============   ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------------------
                                      Total Return          Total Return
                                        Fund --               Fund --
                                     Class 1 Shares        Class 3 Shares     U.S. Equity Fund         Value Equity Fund
                              ---------------------------  -------------- ------------------------  ----------------------
                                                            Period from
                                       Year ended             May 1 to           Year ended               Year ended
                                      December 31,          December 31,        December 31,             December 31,
                              ---------------------------  -------------- ------------------------  ----------------------
                                   2006           2005          2006          2006         2005        2006        2005
                              --------------  -----------  -------------- -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    2,997,637    3,307,194     4,153,625       (94,136)    (412,847)     75,131    (132,030)
   Net realized gain
     (loss) on
     investments.............     19,746,652    7,405,497     2,254,733     4,142,982    2,022,714   1,344,722     929,134
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     91,289,040   (3,291,503)    9,269,391     7,728,301     (898,856)    965,199     (90,551)
   Capital gain
     distributions...........     17,259,181   14,418,610     4,602,348            --           --   2,784,164     128,803
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    131,292,510   21,839,798    20,280,097    11,777,147      711,011   5,169,216     835,356
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............    279,418,766  378,132,407   345,724,066     1,744,162    3,816,642     985,571   2,212,499
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (1,812,516)  (1,236,252)           --    (1,289,927)    (764,461)   (280,031)   (187,035)
     Surrenders..............    (64,796,019) (47,263,640)  (10,264,200)  (12,143,311)  (9,911,106) (2,786,769) (2,831,246)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1,105,858)    (622,172)           --      (156,770)    (156,211)    (76,387)    (72,358)
     Capital
       contribution
       (withdrawal)..........             --           --            --            --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     80,596,354   71,128,451     9,387,416      (120,821)     (24,115)    226,566     227,058
     Transfers (to) from
       other subaccounts.....     (7,621,315)   5,416,622       785,673     3,052,303   (5,972,782) (1,169,838)   (508,052)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    284,679,412  405,555,416   345,632,955    (8,914,364) (13,012,033) (3,100,888) (1,159,134)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................    415,971,922  427,395,214   365,913,052     2,862,783  (12,301,022)  2,068,328    (323,778)
Net assets at beginning
  of year....................    926,604,528  499,209,314            --    89,486,172  101,787,194  34,230,441  34,554,219
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $1,342,576,450  926,604,528   365,913,052    92,348,955   89,486,172  36,298,769  34,230,441
                              ==============  ===========   ===========   ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     54,663,813   53,491,982    46,672,813     1,979,639    1,219,733     341,988     600,291
   Units redeemed............    (28,622,542) (15,196,353)  (12,071,808)   (2,726,914)  (2,472,354)   (634,410)   (740,899)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     26,041,271   38,295,629    34,601,005      (747,275)  (1,252,621)   (292,422)   (140,608)
                              ==============  ===========   ===========   ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Goldman Sachs Variable Insurance Trust
                              -------------------------------------------------
                              Goldman Sachs Growth and   Goldman Sachs Mid Cap
                                    Income Fund               Value Fund
                              -----------------------  ------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  ------------------------
                                  2006        2005         2006         2005
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   128,591      52,127    2,382,884    2,835,320
   Net realized gain
     (loss) on
     investments.............   2,728,916   2,030,910   11,451,890   12,077,349
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,238,331  (1,221,935)  (2,950,257)  (8,339,724)
   Capital gain
     distributions...........   1,541,929          --   15,564,643   14,787,489
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   6,637,767     861,102   26,449,160   21,360,434
                              -----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      29,440      71,979    4,200,281    3,584,042
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (195,383)   (210,319)  (1,269,927)  (1,058,809)
     Surrenders..............  (7,214,975) (6,037,715) (31,658,795) (29,444,134)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (37,842)    (37,907)    (210,018)    (209,573)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      58,621      99,467      480,025    1,076,021
     Transfers (to) from
       other subaccounts.....   8,072,404   4,384,940  (13,995,958)  19,489,425
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     712,265  (1,729,555) (42,454,392)  (6,563,028)
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................   7,350,032    (868,453) (16,005,232)  14,797,406
Net assets at beginning
  of year....................  34,127,046  34,995,499  206,453,527  191,656,121
                              -----------  ----------  -----------  -----------
Net assets at end of
  period..................... $41,477,078  34,127,046  190,448,295  206,453,527
                              ===========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........   1,418,684   1,366,747    2,337,399    3,482,260
   Units redeemed............  (1,418,968) (1,541,025)  (3,988,703)  (3,535,689)
                              -----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................        (284)   (174,278)  (1,651,304)     (53,428)
                              ===========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           J.P. Morgan Series Trust II
                              --------------------------------------------------------
                                                 International Equity   Mid Cap Value
                                Bond Portfolio      Portfolio             Portfolio
                              -----------------  -------------------  ----------------
                                  Year ended        Year ended           Year ended
                                 December 31,      December 31,         December 31,
                              -----------------  -------------------  ----------------
                                2006      2005     2006      2005       2006     2005
                              --------  -------   -------    ------   -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  7,125    2,351     (975)     (235)      (203)    (246)
   Net realized gain
     (loss) on
     investments.............   (1,130)    (869)   2,358         6      9,338    2,271
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,722     (184)  14,336     3,015     11,040    1,524
   Capital gain
     distributions...........       --       68       --        --      1,714      154
                              --------  -------   -------    ------   -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    8,717    1,366   15,719     2,786     21,889    3,703
                              --------  -------   -------    ------   -------  -------
From capital
  transactions:
   Net premiums..............  102,347   87,489   53,886    58,380     76,756   41,320
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --       --       --        --         --       --
     Surrenders..............   (7,292) (14,327)  (1,330)       --     (9,578) (16,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (869)    (184)    (416)       (1)      (547)     (32)
     Capital
       contribution
       (withdrawal)..........       --       --       --        --         --       --
     Transfers (to) from
       the Guarantee
       Account...............   46,917   25,826    5,602    (6,180)    52,396   12,011
     Transfers (to) from
       other subaccounts.....   20,777    3,171   (7,703)   (6,067)   (22,099)     672
                              --------  -------   -------    ------   -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  161,880  101,975   50,039    46,132     96,928   37,395
                              --------  -------   -------    ------   -------  -------
Increase (decrease) in
  net assets.................  170,597  103,341   65,758    48,918    118,817   41,098
Net assets at beginning
  of year....................  154,728   51,387   55,330     6,412     84,879   43,781
                              --------  -------   -------    ------   -------  -------
Net assets at end of
  period..................... $325,325  154,728  121,088    55,330    203,696   84,879
                              ========  =======   =======    ======   =======  =======
Changes in units (note
  5):
   Units purchased...........   21,548   10,693    5,904     5,485     74,847    6,985
   Units redeemed............   (5,779)    (764)  (1,766)   (1,019)   (67,418)  (3,640)
                              --------  -------   -------    ------   -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   15,769    9,928    4,138     4,466      7,429    3,345
                              ========  =======   =======    ======   =======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              J.P. Morgan Series Trust II (continued)
                              --------------------------------------
                                    Small           U.S. Large Cap
                                   Company           Core Equity
                                  Portfolio           Portfolio
                              -------------------  -----------------
                                 Year ended           Year ended
                                December 31,         December 31,
                              -------------------  -----------------
                                2006       2005      2006     2005
                               --------   ------   -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (264)      (76)     (116)      (6)
   Net realized gain
     (loss) on
     investments.............    4,489       (22)    1,400      (71)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       54       384       457       91
   Capital gain
     distributions...........      687       326        --       --
                               --------   ------   -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........    4,966       612     1,741       14
                               --------   ------   -------   ------
From capital
  transactions:
   Net premiums..............    5,591    13,509    11,089    1,923
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --        --        --       --
     Surrenders..............   (2,088)       --    (1,813)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (70)      (16)       --       --
     Capital
       contribution
       (withdrawal)..........       --        --        --       --
     Transfers (to) from
       the Guarantee
       Account...............    6,321    (2,490)    2,896   (5,237)
     Transfers (to) from
       other subaccounts.....      279       116    (1,273)      23
                               --------   ------   -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   10,033    11,119    10,899   (3,291)
                               --------   ------   -------   ------
Increase (decrease) in
  net assets.................   14,999    11,731    12,640   (3,277)
Net assets at beginning
  of year....................   19,310     7,579     2,723    6,000
                               --------   ------   -------   ------
Net assets at end of
  period..................... $ 34,309    19,310    15,363    2,723
                               ========   ======   =======   ======
Changes in units (note
  5):
   Units purchased...........   60,911     1,356    76,064      365
   Units redeemed............  (60,260)     (678)  (75,247)    (605)
                               --------   ------   -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      651       679       817     (240)
                               ========   ======   =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series
                              ------------------------------------------------------------------------
                                       Balanced                  Balanced           Fundamental
                                     Portfolio --              Portfolio --        Equity Portfolio --
                                 Institutional Shares         Service Shares       Institutional Shares
                              -------------------------  ------------------------  -------------------
                                      Year ended                Year ended           Year ended
                                     December 31,              December 31,         December 31,
                              -------------------------  ------------------------  -------------------
                                  2006          2005         2006         2005      2006       2005
                              ------------  -----------  -----------  -----------   ------     -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,556,942    2,262,177      467,711      625,062     (66)      (48)
   Net realized gain
     (loss) on
     investments.............   10,035,929    5,617,600    5,155,265    2,522,786     319        16
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,582,280    9,861,722    5,990,279    4,164,990     703     1,104
   Capital gain
     distributions...........           --           --           --           --      --        --
                              ------------  -----------  -----------  -----------   ------     -----
       Increase
         (decrease) in
         net assets from
         operations..........   22,175,151   17,741,499   11,613,255    7,312,838     956     1,072
                              ------------  -----------  -----------  -----------   ------     -----
From capital
  transactions:
   Net premiums..............      422,656      776,779   21,577,655   12,473,045   1,958       611
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (3,397,239)  (4,084,195)    (917,231)    (616,085)     --        --
     Surrenders..............  (53,358,053) (56,901,230) (12,127,962) (11,545,285)     --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (297,032)    (360,751)    (232,626)    (217,382)     --        --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --      --        --
     Transfers (to) from
       the Guarantee
       Account...............     (833,344)    (940,751)   1,486,183      680,337     (11)       (1)
     Transfers (to) from
       other subaccounts.....   (6,607,685) (16,349,775)  (4,396,989)  (4,861,362)    976     1,641
                              ------------  -----------  -----------  -----------   ------     -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (64,070,697) (77,859,923)   5,389,030   (4,086,732)  2,923     2,251
                              ------------  -----------  -----------  -----------   ------     -----
Increase (decrease) in
  net assets.................  (41,895,546) (60,118,424)  17,002,285    3,226,106   3,879     3,323
Net assets at beginning
  of year....................  280,975,744  341,094,168  129,247,866  126,021,760   9,547     6,224
                              ------------  -----------  -----------  -----------   ------     -----
Net assets at end of
  period..................... $239,080,198  280,975,744  146,250,151  129,247,866  13,426     9,547
                              ============  ===========  ===========  ===========   ======     =====
Changes in units (note
  5):
   Units purchased...........      999,006    1,379,469    4,160,309    2,159,132     375       234
   Units redeemed............   (3,956,725)  (5,411,352)  (3,624,577)  (2,606,978)   (115)       (7)
                              ------------  -----------  -----------  -----------   ------     -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,957,719)  (4,031,883)     535,732     (447,847)    260       226
                              ============  ===========  ===========  ===========   ======     =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------
                                    Flexible Bond                 Forty                    Forty
                                    Portfolio --              Portfolio --             Portfolio --
                                Institutional Shares      Institutional Shares        Service Shares
                              ------------------------  ------------------------  ----------------------
                                     Year ended                Year ended               Year ended
                                    December 31,              December 31,             December 31,
                              ------------------------  ------------------------  ----------------------
                                  2006         2005         2006         2005        2006        2005
                              -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,169,469    1,752,122   (1,325,395)  (1,737,759)   (412,745)   (382,606)
   Net realized gain
     (loss) on
     investments.............  (1,174,053)    (968,930)   5,779,991    3,023,119   1,590,535   1,219,554
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     817,008   (1,961,412)   3,446,043   12,958,072   1,436,524   1,774,124
   Capital gain
     distributions...........      76,285    1,418,830           --           --          --          --
                              -----------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     888,709      240,610    7,900,639   14,243,432   2,614,314   2,611,072
                              -----------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............     135,775       72,417      363,823      380,912  11,687,928   1,404,697
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (599,649)    (889,018)  (1,466,854)    (766,788)    (41,483)    (99,516)
     Surrenders..............  (6,942,283)  (9,648,209) (22,946,951) (21,396,495) (2,287,749) (2,222,509)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (39,441)     (51,618)    (147,400)    (194,721)    (39,543)    (39,597)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (36,534)    (505,469)    (208,040)    (523,367)    511,044     148,184
     Transfers (to) from
       other subaccounts.....  (1,068,895)  (2,992,241)  (9,932,994)  (8,201,836) (1,870,278)   (120,744)
                              -----------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,551,027) (14,014,138) (34,338,416) (30,702,295)  7,959,919    (929,485)
                              -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (7,662,318) (13,773,528) (26,437,777) (16,458,863) 10,574,233   1,681,587
Net assets at beginning
  of year....................  40,939,705   54,713,233  133,263,572  149,722,435  26,279,210  24,597,623
                              -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $33,277,387   40,939,705  106,825,795  133,263,572  36,853,443  26,279,210
                              ===========  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     423,536      498,668      775,143    1,551,169   1,775,132     690,504
   Units redeemed............    (950,025)  (1,371,945)  (2,673,794)  (3,502,093) (1,083,080)   (836,131)
                              -----------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (526,489)    (873,278)  (1,898,651)  (1,950,924)    692,052    (145,627)
                              ===========  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology      International Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2006        2005        2006        2005         2006         2005
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (230,400)   (246,508)   (178,048)   (195,001)     669,520     (246,019)
   Net realized gain
     (loss) on
     investments.............   1,809,226   1,134,600     889,964     146,908   23,654,399    9,362,424
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (870,780)    830,132       1,744   1,065,694   28,009,501   18,450,421
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........     708,046   1,718,224     713,660   1,017,601   52,333,420   27,566,826
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      46,346      67,570      39,479      84,250      695,386      176,598
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (19,035)    (57,126)    (86,863)    (24,490)    (951,535)    (367,909)
     Surrenders..............  (2,020,674) (2,221,033) (1,658,839) (2,110,038) (23,156,472) (14,689,715)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,225)    (21,647)    (20,363)    (23,186)    (151,159)    (107,157)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      66,107     (32,128)    163,802     (53,265)     462,067     (562,258)
     Transfers (to) from
       other subaccounts.....  (1,417,514)    859,607  (1,050,897) (1,728,524)  20,509,266   11,338,968
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,364,995) (1,404,757) (2,613,681) (3,855,253)  (2,592,447)  (4,211,473)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (2,656,949)    313,467  (1,900,021) (2,837,652)  49,740,973   23,355,353
Net assets at beginning
  of year....................  15,546,316  15,232,849  13,088,544  15,926,196  119,506,897   96,151,544
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $12,889,367  15,546,316  11,188,523  13,088,544  169,247,870  119,506,897
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........     714,947   1,145,875   1,591,459   1,317,287    3,276,204    2,647,056
   Units redeemed............  (1,046,573) (1,277,107) (2,259,219) (2,468,978)  (3,269,455)  (2,807,972)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (331,626)   (131,232)   (667,760) (1,151,692)       6,749     (160,915)
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                International Growth       Large Cap Growth         Large Cap Growth
                                    Portfolio --             Portfolio --             Portfolio --
                                   Service Shares        Institutional Shares        Service Shares
                              -----------------------  ------------------------  ----------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ----------------------
                                  2006        2005         2006         2005        2006        2005
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    81,559    (121,420)  (1,381,465)  (1,881,583)   (171,010)   (208,164)
   Net realized gain
     (loss) on
     investments.............   3,077,693   1,742,166      357,622   (5,014,704)    244,704     109,627
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   7,601,879   4,789,701   14,208,349   10,507,382   1,114,523     390,083
   Capital gain
     distributions...........          --          --           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  10,761,131   6,410,447   13,184,506    3,611,095   1,188,217     291,546
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............          --      22,667      359,280      609,901      85,312     106,486
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (163,810)    (26,329)  (1,873,213)  (1,233,977)    (90,468)   (103,737)
     Surrenders..............  (2,237,408) (1,460,279) (25,413,001) (27,672,159) (1,283,397) (1,320,783)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (58,819)    (47,297)    (178,445)    (222,709)    (16,286)    (18,094)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (59,078)    (58,005)    (583,962)  (1,233,334)    (31,236)     14,830
     Transfers (to) from
       other subaccounts.....  (2,692,554) (4,232,442)  (7,221,584) (14,276,457)   (241,430) (1,728,348)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,211,669) (5,801,685) (34,910,925) (44,028,735) (1,577,505) (3,049,646)
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   5,549,462     608,762  (21,726,419) (40,417,640)   (389,288) (2,758,100)
Net assets at beginning
  of year....................  26,589,003  25,980,241  156,160,648  196,578,288  13,753,381  16,511,481
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $32,138,465  26,589,003  134,434,229  156,160,648  13,364,093  13,753,381
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      76,734     259,837      606,994      996,476     183,218     157,150
   Units redeemed............    (514,485)   (923,281)  (2,797,924)  (3,941,561)   (433,273)   (647,422)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (437,751)   (663,444)  (2,190,930)  (2,945,085)   (250,055)   (490,272)
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series (continued)
                            ---------------------------------------------------------------------------------------------------
                                  Mid Cap Growth           Mid Cap Growth          Worldwide Growth         Worldwide Growth
                                   Portfolio --             Portfolio --             Portfolio --             Portfolio --
                               Institutional Shares        Service Shares        Institutional Shares        Service Shares
                            -------------------------  ----------------------  ------------------------  ----------------------
                                    Year ended               Year ended               Year ended               Year ended
                                   December 31,             December 31,             December 31,             December 31,
                            -------------------------  ----------------------  ------------------------  ----------------------
                                2006          2005        2006        2005         2006         2005        2006        2005
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $ (1,655,115)  (1,798,909)   (217,261)   (221,242)     480,343     (174,482)      4,308     (69,526)
   Net realized gain
    (loss) on investments..      964,481   (5,982,011)    736,681     544,446   (2,205,245)  (9,988,420)    378,395      16,935
   Change in unrealized
    appreciation
    (depreciation) on
    investments............   13,363,943   19,964,655     989,182     926,883   26,616,988   17,085,523   2,134,764     700,384
   Capital gain
    distributions..........           --           --          --          --           --           --          --          --
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   12,673,309   12,183,735   1,508,602   1,250,087   24,892,086    6,922,621   2,517,467     647,793
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions:
   Net premiums............      224,715      497,747      82,894      68,696      431,921      593,119      83,425     354,202
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........     (794,718)    (785,887)    (89,820)    (65,470)  (1,792,477)  (1,838,598)    (43,903)   (130,432)
    Surrenders.............  (18,317,529) (17,425,631) (1,213,186) (1,068,804) (29,502,587) (34,384,685) (1,605,861) (1,359,811)
    Cost of insurance
     and administrative
     expense (note 4a).....     (152,486)    (173,797)    (18,144)    (20,192)    (191,228)    (235,385)    (18,986)    (20,186)
    Capital contribution
     (withdrawal)..........           --           --          --          --           --           --          --          --
    Transfers (to) from
     the Guarantee
     Account...............       98,996     (437,445)     25,639     (23,846)    (635,520)  (1,144,889)    (17,845)     (2,739)
    Transfers (to) from
     other subaccounts.....   (9,087,388)  (8,308,966)   (463,838) (1,645,419)  (8,381,406) (15,947,430) (1,816,361) (1,633,203)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............  (28,028,410) (26,633,979) (1,676,455) (2,755,035) (40,071,297) (52,957,868) (3,419,531) (2,792,169)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................  (15,355,101) (14,450,244)   (167,853) (1,504,948) (15,179,211) (46,035,247)   (902,064) (2,144,376)
Net assets at beginning
 of year...................  122,136,039  136,586,283  14,045,442  15,550,390  179,660,520  225,695,767  18,412,629  20,557,005
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $106,780,938  122,136,039  13,877,589  14,045,442  164,481,309  179,660,520  17,510,565  18,412,629
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
 5):
   Units purchased.........      608,520      762,336     332,865     669,193      582,198      825,648     166,068     356,751
   Units redeemed..........   (2,082,379)  (2,384,596)   (628,819) (1,216,182)  (2,480,201)  (3,457,735)   (701,884)   (835,023)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (1,473,859)  (1,622,260)   (295,954)   (546,989)  (1,898,003)  (2,632,088)   (535,816)   (478,272)
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     JPMorgan Insurance Trust
                              -------------------------------------
                                                          JPMorgan
                                             JPMorgan    Insurance
                                JPMorgan    Insurance      Trust
                               Insurance      Trust     Diversified
                               Trust Core  Diversified    Mid Cap
                                  Bond        Equity       Growth
                              Portfolio 1  Portfolio 1  Portfolio 1
                              ------------ ------------ ------------
                              Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to
                              December 31, December 31, December 31,
                              ------------ ------------ ------------
                                  2006         2006         2006
                              ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   (6,927)      (20)         (20)
   Net realized gain
     (loss) on
     investments.............       4,301         1            1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      16,503       419          363
   Capital gain
     distributions...........          --        --           --
                               ----------     -----        -----
       Increase
         (decrease) in
         net assets from
         operations..........      13,877       400          344
                               ----------     -----        -----
From capital
  transactions:
   Net premiums..............   1,499,418     4,000        4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........          --        --           --
     Surrenders..............     (76,365)       --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....          --        --           --
     Capital
       contribution
       (withdrawal)..........          --        --           --
     Transfers (to) from
       the Guarantee
       Account...............     136,586       (11)         (37)
     Transfers (to) from
       other subaccounts.....       7,424        --           --
                               ----------     -----        -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,567,063     3,989        3,963
                               ----------     -----        -----
Increase (decrease) in
  net assets.................   1,580,940     4,389        4,307
Net assets at beginning
  of year....................          --        --           --
                               ----------     -----        -----
Net assets at end of
  period.....................  $1,580,940     4,389        4,307
                               ==========     =====        =====
Changes in units (note
  5):
   Units purchased...........     195,754       403          438
   Units redeemed............     (43,874)       (5)          (8)
                               ----------     -----        -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     151,880       398          430
                               ==========     =====        =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     JPMorgan Insurance Trust (continued)
                              --------------------------------------------------
                                             JPMorgan     JPMorgan     JPMorgan
                                JPMorgan    Insurance    Insurance    Insurance
                               Insurance      Trust        Trust        Trust
                              Trust Equity  Government    Intrepid     Intrepid
                                 Index         Bond       Mid Cap       Growth
                              Portfolio 1  Portfolio 1  Portfolio 1  Portfolio 1
                              ------------ ------------ ------------ ------------
                              Period from  Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to     May 1 to
                              December 31, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------
                                  2006         2006         2006         2006
                              ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (18)       (6,754)       (24)         (19)
   Net realized gain
     (loss) on
     investments.............        --         4,316          1            1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       232        14,615        324          295
   Capital gain
     distributions...........        --            --         --           --
                                -------     ---------      -----        -----
       Increase
         (decrease) in
         net assets from
         operations..........       214        12,177        301          277
                                -------     ---------      -----        -----
From capital
  transactions:
   Net premiums..............    13,135     1,407,822      9,348        4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........        --            --         --           --
     Surrenders..............        --       (76,542)        --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        --            --         --           --
     Capital
       contribution
       (withdrawal)..........        --            --         --           --
     Transfers (to) from
       the Guarantee
       Account...............       (21)      151,973          6          (22)
     Transfers (to) from
       other subaccounts.....        --         7,349         --           --
                                -------     ---------      -----        -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    13,114     1,490,602      9,354        3,978
                                -------     ---------      -----        -----
Increase (decrease) in
  net assets.................    13,328     1,502,779      9,655        4,255
Net assets at beginning
  of year....................        --            --         --           --
                                -------     ---------      -----        -----
Net assets at end of
  period.....................   $13,328     1,502,779      9,655        4,255
                                =======     =========      =====        =====
Changes in units (note
  5):
   Units purchased...........     1,226       188,979        939          423
   Units redeemed............        --       (44,649)        --           (6)
                                -------     ---------      -----        -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     1,226       144,330        939          417
                                =======     =========      =====        =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Legg Mason Partners Variable Portfolios I, Inc.
                              -----------------------------------------------------------------------------------
                                                                                             Legg Mason Partners
                              Legg Mason Partners Variable  Legg Mason Partners Variable   Variable Strategic Bond
                              All Cap Portfolio -- Class II Investors Portfolio -- Class I  Portfolio -- Class I
                              ----------------------------  -----------------------------  ----------------------
                                     Year ended                    Year ended                    Year ended
                                    December 31,                  December 31,                  December 31,
                              ----------------------------  -----------------------------  ----------------------
                                  2006           2005           2006           2005           2006        2005
                               -----------     ----------    -----------     ----------    ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (46,423)      (134,546)        30,240       (182,198)     1,311,146   1,928,019
   Net realized gain
     (loss) on
     investments.............     731,584        267,812      3,438,458      1,822,264       (613,737)     51,898
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,284,760        186,834      2,151,262        537,936        478,711  (2,172,053)
   Capital gain
     distributions...........     605,574         11,005        949,703             --         35,316     624,055
                               -----------     ----------    -----------     ----------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,575,495        331,105      6,569,663      2,178,002      1,211,436     431,919
                               -----------     ----------    -----------     ----------    ----------  ----------
From capital
  transactions:
   Net premiums..............   2,529,616      2,328,544         26,441        163,809         90,608      43,307
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (9,532)       (73,592)      (193,998)      (196,856)      (510,828)   (337,916)
     Surrenders..............    (965,720)      (682,296)   (10,422,631)    (6,484,075)    (7,497,800) (7,260,118)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (50,902)       (42,676)       (46,301)       (54,172)       (38,319)    (43,114)
     Capital
       contribution
       (withdrawal)..........          --             --             --             --             --          --
     Transfers (to) from
       the Guarantee
       Account...............     176,250        181,690         13,708       (272,264)        65,671     396,389
     Transfers (to) from
       other subaccounts.....  (1,055,561)      (774,240)    (1,685,789)    (3,093,172)      (128,710)  1,327,569
                               -----------     ----------    -----------     ----------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     624,151        937,430    (12,308,570)    (9,936,730)    (8,019,378) (5,873,883)
                               -----------     ----------    -----------     ----------    ----------  ----------
Increase (decrease) in
  net assets.................   3,199,646      1,268,535     (5,738,907)    (7,758,728)    (6,807,942) (5,441,964)
Net assets at beginning
  of year....................  15,619,283     14,350,748     44,991,942     52,750,670     41,732,149  47,174,113
                               -----------     ----------    -----------     ----------    ----------  ----------
Net assets at end of
  period..................... $18,818,929     15,619,283     39,253,035     44,991,942     34,924,207  41,732,149
                               ===========     ==========    ===========     ==========    ==========  ==========
Changes in units (note
  5):
   Units purchased...........     582,300        412,725        328,112        449,698        476,715     906,879
   Units redeemed............    (515,235)      (333,440)    (1,120,152)    (1,141,782)    (1,037,787) (1,320,365)
                               -----------     ----------    -----------     ----------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      67,065         79,285       (792,040)      (692,084)      (561,072)   (413,485)
                               ===========     ==========    ===========     ==========    ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                           Legg Mason Partners
                              Legg Mason Partners Variable Portfolios I, Inc. (continued) Variable Portfolios II
                              ----------------------------------------------------------  -------------------------
                                Legg Mason Partners            Legg Mason Partners         Legg Mason Partners
                               Variable Total Return          Variable Total Return       Variable Aggressive Growth
                                Portfolio -- Class I          Portfolio -- Class II       Portfolio -- Class II
                              ----------------------------  ----------------------------  -------------------------
                                                                           Period from
                                     Year ended              Year ended    April 29 to          Year ended
                                    December 31,            December 31,   December 31,        December 31,
                              ----------------------------  ------------   ------------   -------------------------
                                  2006           2005           2006           2005          2006          2005
                               -----------     ----------   ------------   ------------    ----------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    61,476         72,837         62,227        29,615       (168,835)    (109,332)
   Net realized gain
     (loss) on
     investments.............     495,984        377,234         59,599           565        547,935      118,522
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     607,417       (307,022)       398,764       (28,004)       481,755      599,012
   Capital gain
     distributions...........     235,394         79,353        191,539         6,544             --           --
                               -----------     ----------    ----------     ---------      ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,400,271        222,402        712,129         8,720        860,855      608,202
                               -----------     ----------    ----------     ---------      ----------    ---------
From capital
  transactions:
   Net premiums..............       1,912         23,851      7,549,250     1,800,771      2,132,562    2,134,554
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (233,709)      (146,833)            --            --            716           --
     Surrenders..............  (2,527,435)    (2,062,956)      (246,665)       (2,081)      (566,616)    (435,693)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (13,421)       (14,533)        (1,221)           --        (20,885)     (13,532)
     Capital
       contribution
       (withdrawal)..........          --             --             --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............    (103,192)      (103,953)       220,148       267,301        227,820      139,753
     Transfers (to) from
       other subaccounts.....    (306,991)      (932,791)       598,634        10,851        374,084      114,776
                               -----------     ----------    ----------     ---------      ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,182,836)    (3,237,215)     8,120,146     2,076,842      2,147,681    1,939,858
                               -----------     ----------    ----------     ---------      ----------    ---------
Increase (decrease) in
  net assets.................  (1,782,565)    (3,014,813)     8,832,275     2,085,562      3,008,536    2,548,060
Net assets at beginning
  of year....................  14,823,394     17,838,207      2,085,562            --      8,446,501    5,898,441
                               -----------     ----------    ----------     ---------      ----------    ---------
Net assets at end of
  period..................... $13,040,829     14,823,394     10,917,837     2,085,562     11,455,037    8,446,501
                               ===========     ==========    ==========     =========      ==========    =========
Changes in units (note
  5):
   Units purchased...........      91,054        183,525      1,003,576       229,360        552,427      303,284
   Units redeemed............    (339,000)      (455,567)      (242,955)      (28,910)      (393,815)    (139,550)
                               -----------     ----------    ----------     ---------      ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (247,946)      (272,042)       760,621       200,450        158,612      163,734
                               ===========     ==========    ==========     =========      ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  MFS(R) Variable Insurance Trust
                              ----------------------------------------------------------------------------
                              MFS(R) Investors Growth Stock MFS(R) Investors Trust   MFS(R) New Discovery
                                     Series --                     Series --               Series --
                                Service Class Shares         Service Class Shares    Service Class Shares
                              ----------------------------  ----------------------  ----------------------
                                     Year ended                   Year ended              Year ended
                                    December 31,                 December 31,            December 31,
                              ----------------------------  ----------------------  ----------------------
                                  2006           2005          2006        2005        2006        2005
                               -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (387,156)      (354,101)     (280,116)   (268,926)   (581,546)   (575,548)
   Net realized gain
     (loss) on
     investments.............     667,104        342,090       949,911     589,479   1,727,357   1,018,671
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,095,074        599,770     1,564,096     817,854   2,052,896     580,314
   Capital gain
     distributions...........          --             --            --          --     693,054          --
                               -----------     ----------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,375,022        587,759     2,233,891   1,138,407   3,891,761   1,023,437
                               -----------     ----------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,627,017      1,467,140       626,445   1,222,572   1,269,889   2,582,377
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (222,489)      (295,057)     (135,321)   (175,333)   (330,954)    (42,418)
     Surrenders..............  (1,960,666)    (1,793,175)   (1,956,889) (1,247,758) (3,053,743) (3,206,295)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (44,945)       (44,244)      (41,183)    (38,762)    (68,638)    (62,740)
     Capital
       contribution
       (withdrawal)..........          --             --            --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     246,396        114,268       110,881      87,398     212,401     (24,711)
     Transfers (to) from
       other subaccounts.....  (1,370,120)    (1,579,563)   (1,189,678) (1,319,346) (2,462,140) (4,466,665)
                               -----------     ----------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,724,807)    (2,130,631)   (2,585,745) (1,471,229) (4,433,185) (5,220,452)
                               -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................    (349,785)    (1,542,872)     (351,854)   (332,822)   (541,424) (4,197,015)
Net assets at beginning
  of year....................  25,465,472     27,008,344    21,954,829  22,287,651  37,883,708  42,080,723
                               -----------     ----------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $25,115,687     25,465,472    21,602,975  21,954,829  37,342,284  37,883,708
                               ===========     ==========   ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     548,471        417,153       201,307     278,398     722,208     916,295
   Units redeemed............    (871,658)      (809,067)     (482,369)   (475,249) (1,177,905) (1,579,908)
                               -----------     ----------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (323,187)      (391,914)     (281,062)   (196,850)   (455,697)   (663,613)
                               ===========     ==========   ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) Variable Insurance Trust (continued)
                              ---------------------------------------------------------------------
                              MFS(R) Strategic        MFS(R) Total Return       MFS(R) Utilities
                              Income Series --             Series --                Series --
                              Service Class Shares   Service Class Shares     Service Class Shares
                              -------------------  ------------------------  ----------------------
                                                                Period from
                                Year ended          Year ended  April 29 to        Year ended
                               December 31,        December 31, December 31,      December 31,
                              -------------------  ------------ ------------ ----------------------
                                2006       2005        2006         2005        2006        2005
                               -------     -----   ------------ ------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   490        (3)       116,486      (96,299)    152,520    (462,114)
   Net realized gain
     (loss) on
     investments.............     (55)        2        131,886       14,843   5,150,568   4,438,600
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,117        22      2,893,280      190,993   6,038,058   2,309,286
   Capital gain
     distributions...........      84        --        829,403        1,043   1,923,936          --
                               -------     -----    ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,636        21      3,971,055      110,580  13,265,082   6,285,772
                               -------     -----    ----------   ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   3,879        --     32,121,940   17,569,109   3,810,375   4,362,913
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --        --         (3,496)          --    (336,097)   (302,166)
     Surrenders..............    (371)     (283)    (1,653,789)    (394,278) (5,218,467) (3,695,859)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (48)       --        (24,960)        (963)    (96,925)    (85,687)
     Capital
       contribution
       (withdrawal)..........      --        --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............  36,816     3,483      1,021,843      477,795   1,183,417     972,846
     Transfers (to) from
       other subaccounts.....   2,333       120     (1,060,372)   2,703,626     207,435    (253,677)
                               -------     -----    ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  42,609     3,320     30,401,166   20,355,289    (450,262)    998,370
                               -------     -----    ----------   ----------  ----------  ----------
Increase (decrease) in
  net assets.................  44,245     3,341     34,372,221   20,465,869  12,814,820   7,284,142
Net assets at beginning
  of year....................   3,341        --     20,497,068       31,199  46,069,110  38,784,968
                               -------     -----    ----------   ----------  ----------  ----------
Net assets at end of
  period..................... $47,586     3,341     54,869,289   20,497,068  58,883,930  46,069,110
                               =======     =====    ==========   ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   6,663       328      4,392,734    2,191,126   1,469,199   1,896,606
   Units redeemed............  (2,857)      (26)    (1,542,801)    (274,357) (1,560,619) (1,823,088)
                               -------     -----    ----------   ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   3,806       302      2,849,933    1,916,769     (91,420)     73,519
                               =======     =====    ==========   ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Old Mutual Insurance Series Fund
                              -----------------------------------------------
                                Old Mutual Growth II    Old Mutual Large Cap
                                     Portfolio            Growth Portfolio
                              -----------------------  ----------------------
                                     Year ended              Year ended
                                    December 31,            December 31,
                              -----------------------  ----------------------
                                  2006        2005        2006        2005
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (118,661)   (133,948)   (158,545)   (195,427)
   Net realized gain
     (loss) on
     investments.............     464,948     169,478     422,269      77,732
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     118,864     792,514     201,536     339,203
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     465,151     828,044     465,260     221,508
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       5,689       1,534      17,330       2,635
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (56,415)   (156,277)    (71,792)    (59,562)
     Surrenders..............  (1,944,530) (1,283,053) (2,243,622) (2,928,300)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (12,175)    (14,346)    (15,258)    (19,293)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      35,815    (164,270)    (92,810)   (124,333)
     Transfers (to) from
       other subaccounts.....    (750,099)   (758,686) (1,023,445)   (964,914)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,721,715) (2,375,098) (3,429,597) (4,093,767)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (2,256,564) (1,547,054) (2,964,337) (3,872,259)
Net assets at beginning
  of year....................   9,470,813  11,017,867  13,136,317  17,008,576
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 7,214,249   9,470,813  10,171,980  13,136,317
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     162,184     313,601      53,805     163,543
   Units redeemed............    (413,656)   (563,419)   (253,201)   (424,279)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (251,472)   (249,818)   (199,396)   (260,737)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                                     Oppenheimer          Oppenheimer Balanced      Oppenheimer Capital
                                       Balanced                Fund/VA --              Appreciation
                                       Fund/VA               Service Shares               Fund/VA
                              -------------------------  ----------------------  ------------------------
                                      Year ended               Year ended               Year ended
                                     December 31,             December 31,             December 31,
                              -------------------------  ----------------------  ------------------------
                                  2006          2005        2006        2005         2006         2005
                              ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    982,309      308,955     137,772     (93,896)  (1,274,607)    (645,810)
   Net realized gain
     (loss) on
     investments.............    1,100,489    2,555,057     (25,918)     30,210    4,995,838    3,162,593
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      967,889   (3,926,621)  2,106,542      (3,339)   3,779,772    1,890,648
   Capital gain
     distributions...........    2,776,619    2,780,084   1,288,593     470,942           --           --
                              ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,827,306    1,717,475   3,506,989     403,917    7,501,003    4,407,431
                              ------------  -----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............       87,678      124,075  17,604,599  12,370,137       96,777      266,531
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (578,459)  (1,250,787)    (90,255)     (1,785)  (1,087,648)  (1,434,458)
     Surrenders..............  (11,995,955) (13,275,088) (2,193,350)   (726,899) (23,341,964) (26,554,446)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (67,261)     (83,401)    (52,035)    (19,018)    (134,562)    (166,464)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      (93,307)     340,936     732,603     872,991     (496,525)  (1,073,900)
     Transfers (to) from
       other subaccounts.....   (2,398,887)   2,830,446  (2,864,975)  4,559,693   (6,096,148)  (9,690,882)
                              ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,046,191) (11,313,819) 13,136,587  17,055,119  (31,060,070) (38,653,619)
                              ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................   (9,218,885)  (9,596,344) 16,643,576  17,459,036  (23,559,067) (34,246,188)
Net assets at beginning
  of year....................   71,608,311   81,204,655  26,838,187   9,379,151  137,163,567  171,409,755
                              ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $ 62,389,426   71,608,311  43,481,763  26,838,187  113,604,500  137,163,567
                              ============  ===========  ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........      246,728      991,719   3,421,649   1,971,731      479,628      756,272
   Units redeemed............     (768,322)  (1,376,413) (2,121,563)   (395,379)  (1,532,530)  (2,217,198)
                              ------------  -----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (521,594)    (384,693)  1,300,086   1,576,352   (1,052,902)  (1,460,926)
                              ============  ===========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------
                                Oppenheimer Capital
                                    Appreciation              Oppenheimer        Oppenheimer Global Securities
                                     Fund/VA --                Core Bond                Fund/VA --
                                   Service Shares               Fund/VA               Service Shares
                              -----------------------  ------------------------  ----------------------------
                                     Year ended               Year ended                Year ended
                                    December 31,             December 31,              December 31,
                              -----------------------  ------------------------  ----------------------------
                                  2006        2005         2006         2005         2006           2005
                              -----------  ----------  -----------  -----------   -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (202,730)   (111,438)   2,604,846    3,034,631     (835,357)      (724,970)
   Net realized gain
     (loss) on
     investments.............     624,397     327,199     (709,730)     (40,778)   9,168,042      8,213,019
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     462,227     225,502      260,222   (2,131,497)   2,546,591      4,864,493
   Capital gain
     distributions...........          --          --           --           --    6,724,268             --
                              -----------  ----------  -----------  -----------   -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........     883,894     441,263    2,155,338      862,356   17,603,544     12,352,542
                              -----------  ----------  -----------  -----------   -----------    -----------
From capital
  transactions:
   Net premiums..............   1,775,701   2,231,282       99,893      127,347    9,107,642     11,400,234
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........          --     (45,564)    (863,905)    (881,547)    (486,001)      (495,461)
     Surrenders..............  (1,018,016) (1,166,329) (13,480,762) (15,689,547)  (7,628,186)    (5,464,532)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (38,163)    (34,788)     (70,401)     (85,593)    (246,695)      (194,249)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --           --             --
     Transfers (to) from
       the Guarantee
       Account...............     451,256     136,829      295,562     (197,401)   2,996,744      1,991,142
     Transfers (to) from
       other subaccounts.....    (513,712)   (684,546)     728,334    1,381,471  (10,862,951)    (4,482,431)
                              -----------  ----------  -----------  -----------   -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     657,066     436,884  (13,291,279) (15,345,270)  (7,119,447)     2,754,703
                              -----------  ----------  -----------  -----------   -----------    -----------
Increase (decrease) in
  net assets.................   1,540,960     878,147  (11,135,941) (14,482,914)  10,484,097     15,107,245
Net assets at beginning
  of year....................  14,343,454  13,465,307   69,115,980   83,598,894  118,406,867    103,299,622
                              -----------  ----------  -----------  -----------   -----------    -----------
Net assets at end of
  period..................... $15,884,414  14,343,454   57,980,039   69,115,980  128,890,964    118,406,867
                              ===========  ==========  ===========  ===========   ===========    ===========
Changes in units (note
  5):
   Units purchased...........     617,655     494,977      698,730      824,729    2,974,365      4,027,286
   Units redeemed............    (559,625)   (463,057)  (1,257,988)  (1,528,149)  (3,656,432)    (4,020,088)
                              -----------  ----------  -----------  -----------   -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      58,030      31,920     (559,258)    (703,419)    (682,067)         7,198
                              ===========  ==========  ===========  ===========   ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------------------
                                                                                   Oppenheimer Main Street
                               Oppenheimer High Income    Oppenheimer Main Street   Small Cap Fund/VA --
                                       Fund/VA           Fund/VA -- Service Shares     Service Shares
                              -------------------------  ------------------------  ----------------------
                                                                      Period from
                                      Year ended          Year ended  April 29 to        Year ended
                                     December 31,        December 31, December 31,      December 31,
                              -------------------------  ------------ ------------ ----------------------
                                  2006          2005         2006         2005        2006        2005
                              ------------  -----------  ------------ ------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,047,547    4,269,315     (454,666)    (204,815)   (542,063)   (395,794)
   Net realized gain
     (loss) on
     investments.............   (1,038,263)  (1,283,789)   3,191,212    1,458,829   2,392,206   1,146,878
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,720,366   (2,421,910)   5,635,651      988,795   1,287,236     612,287
   Capital gain
     distributions...........           --           --           --           --     976,335     639,788
                              ------------  -----------   ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    4,729,650      563,616    8,372,197    2,242,809   4,113,714   2,003,159
                              ------------  -----------   ----------   ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      127,984      204,669   21,982,059    2,469,447   8,387,839   6,732,669
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,243,259)  (1,311,522)    (570,720)    (240,176)    (17,496)    (68,799)
     Surrenders..............  (13,561,465) (15,354,071)  (5,550,538)  (4,375,024) (1,994,701) (1,010,447)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (58,925)     (75,138)    (108,555)    (105,868)    (87,192)    (59,307)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      371,797     (840,563)   1,568,613      508,756   1,553,925     446,398
     Transfers (to) from
       other subaccounts.....   (2,203,122)  (2,627,201)  (1,228,323)  (2,123,973)   (713,897) (2,066,383)
                              ------------  -----------   ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,566,990) (20,003,826)  16,092,536   (3,866,838)  7,128,478   3,974,131
                              ------------  -----------   ----------   ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (11,837,340) (19,440,210)  24,464,733   (1,624,029) 11,242,192   5,977,290
Net assets at beginning
  of year....................   70,448,540   89,888,750   57,023,798   58,647,827  30,629,884  24,652,594
                              ------------  -----------   ----------   ----------  ----------  ----------
Net assets at end of
  period..................... $ 58,611,200   70,448,540   81,488,531   57,023,798  41,872,076  30,629,884
                              ============  ===========   ==========   ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      687,318      790,430    3,412,925      678,599   1,668,241   1,091,888
   Units redeemed............   (1,279,802)  (1,542,544)  (2,077,362)  (1,167,491) (1,235,251)   (830,972)
                              ------------  -----------   ----------   ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (592,484)    (752,114)   1,335,563     (488,892)    432,990     260,916
                              ============  ===========   ==========   ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------
                                                          Oppenheimer MidCap
                              Oppenheimer MidCap Fund/VA Fund/VA -- Service Shares
                              -------------------------  ------------------------
                                      Year ended              Year ended
                                     December 31,            December 31,
                              -------------------------  ------------------------
                                  2006          2005        2006         2005
                              ------------  -----------   ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,180,660)  (1,316,663)  (101,378)     (88,029)
   Net realized gain
     (loss) on
     investments.............    3,238,935      296,370    324,881      298,898
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (642,714)  10,576,505   (189,070)     318,085
   Capital gain
     distributions...........           --           --         --           --
                              ------------  -----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........    1,415,561    9,556,212     34,433      528,954
                              ------------  -----------   ---------    ---------
From capital
  transactions:
   Net premiums..............      126,370      263,302    385,338      630,997
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (961,371)    (745,354)   (23,133)     (42,672)
     Surrenders..............  (13,821,686) (14,601,139)  (345,999)    (958,724)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (87,200)    (103,342)   (15,346)     (12,170)
     Capital
       contribution
       (withdrawal)..........           --           --         --           --
     Transfers (to) from
       the Guarantee
       Account...............     (249,549)    (317,480)   192,596       19,446
     Transfers (to) from
       other subaccounts.....   (5,241,427)  (3,388,724)  (393,046)     438,818
                              ------------  -----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (20,234,863) (18,892,737)  (199,590)      75,695
                              ------------  -----------   ---------    ---------
Increase (decrease) in
  net assets.................  (18,819,302)  (9,336,525)  (165,157)     604,649
Net assets at beginning
  of year....................   94,098,532  103,435,057  6,216,663    5,612,014
                              ------------  -----------   ---------    ---------
Net assets at end of
  period..................... $ 75,279,230   94,098,532  6,051,506    6,216,663
                              ============  ===========   =========    =========
Changes in units (note
  5):
   Units purchased...........      393,978      428,389    139,873      224,161
   Units redeemed............   (1,061,845)  (1,114,360)  (154,432)    (221,681)
                              ------------  -----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (667,867)    (685,971)   (14,559)       2,480
                              ============  ===========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------
                                                        Foreign Bond Portfolio
                               All Asset Portfolio --   (U.S. Dollar Hedged) --      High Yield Portfolio --
                                Advisor Class Shares    Administrative Class Shares Administrative Class Shares
                              ------------------------  --------------------------  --------------------------
                                           Period from
                               Year ended  April 29 to        Year ended                   Year ended
                              December 31, December 31,      December 31,                 December 31,
                              ------------ ------------ --------------------------  --------------------------
                                  2006         2005        2006          2005           2006          2005
                              ------------ ------------  ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   319,468     117,037      276,049       197,340      5,304,907     4,791,650
   Net realized gain
     (loss) on
     investments.............     (54,598)       (450)      22,680       100,903        537,465     1,504,090
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (40,462)    (65,617)    (282,295)      125,228      1,283,979    (4,049,039)
   Capital gain
     distributions...........      13,040      11,715       22,389            --             --            --
                              -----------   ---------    ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........     237,448      62,685       38,823       423,471      7,126,351     2,246,701
                              -----------   ---------    ----------    ----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   1,796,100   1,264,723       51,402       240,848     13,713,659     9,295,785
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (5,561)         --     (109,193)      (89,488)      (665,641)     (449,519)
     Surrenders..............    (398,880)    (71,569)  (1,151,685)     (900,615)    (8,782,796)   (6,711,266)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,307)     (3,726)     (15,116)      (17,771)      (197,436)     (183,068)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --             --            --
     Transfers (to) from
       the Guarantee
       Account...............     889,588     544,758      138,544        87,516      1,640,190       526,286
     Transfers (to) from
       other subaccounts.....  (1,982,412)  4,636,506     (858,605)    1,236,120     (5,796,381)   (9,632,267)
                              -----------   ---------    ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     275,528   6,370,692   (1,944,653)      556,610        (88,405)   (7,154,049)
                              -----------   ---------    ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets.................     512,976   6,433,377   (1,905,830)      980,081      7,037,946    (4,907,348)
Net assets at beginning
  of year....................   6,433,377          --   11,622,558    10,642,477     98,601,319   103,508,667
                              -----------   ---------    ----------    ----------   -----------   -----------
Net assets at end of
  period..................... $ 6,946,353   6,433,377    9,716,728    11,622,558    105,639,265    98,601,319
                              ===========   =========    ==========    ==========   ===========   ===========
Changes in units (note
  5):
   Units purchased...........   1,121,070     644,898      144,944       386,914      3,249,864     2,888,564
   Units redeemed............  (1,090,633)    (26,805)    (299,802)     (338,987)    (3,063,432)   (3,422,201)
                              -----------   ---------    ----------    ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      30,437     618,093     (154,858)       47,928        186,432      (533,637)
                              ===========   =========    ==========    ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                              Long-Term U.S. Government
                              Portfolio -- Administrative Low Duration Portfolio --   Total Return Portfolio --
                                    Class Shares          Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                                                        Period from
                                     Year ended            Year ended   April 29 to          Year ended
                                    December 31,          December 31,  December 31,        December 31,
                              --------------------------  ------------  ------------  --------------------------
                                  2006          2005          2006          2005          2006          2005
                               -----------   ----------   ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,331,590     1,742,841       434,087       74,771     10,015,874     7,969,916
   Net realized gain
     (loss) on
     investments.............  (1,094,899)      364,762      (109,899)      (8,601)    (2,050,702)      980,841
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,146,989)   (1,334,646)       38,775      (56,195)    (1,297,454)   (8,448,434)
   Capital gain
     distributions...........     600,825     1,194,449            --       10,301             --     2,107,684
                               -----------   ----------    ----------    ---------    -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (309,473)    1,967,406       362,963       20,276      6,667,718     2,610,007
                               -----------   ----------    ----------    ---------    -----------   -----------
From capital
  transactions:
   Net premiums..............  10,210,817     2,908,189    10,673,050    7,924,222     53,643,059    25,998,060
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (843,345)     (602,258)          231           --     (1,908,218)   (2,091,454)
     Surrenders..............  (6,593,646)   (6,029,946)     (785,176)     (54,816)   (27,716,645)  (21,116,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (91,041)      (96,886)      (18,939)        (128)      (492,163)     (453,257)
     Capital
       contribution
       (withdrawal)..........          --            --            --           --             --            --
     Transfers (to) from
       the Guarantee
       Account...............   1,245,816       256,072       882,498      358,578      5,574,718    (1,352,944)
     Transfers (to) from
       other subaccounts.....  (2,045,790)   (3,514,798)      663,909      778,624        597,682     8,002,106
                               -----------   ----------    ----------    ---------    -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,882,811    (7,079,627)   11,415,573    9,006,480     29,698,433     8,985,647
                               -----------   ----------    ----------    ---------    -----------   -----------
Increase (decrease) in
  net assets.................   1,573,338    (5,112,221)   11,778,536    9,026,756     36,366,151    11,595,654
Net assets at beginning
  of year....................  61,369,692    66,481,913     9,026,756           --    285,362,217   273,766,563
                               -----------   ----------    ----------    ---------    -----------   -----------
Net assets at end of
  period..................... $62,943,030    61,369,692    20,805,292    9,026,756    321,728,368   285,362,217
                               ===========   ==========    ==========    =========    ===========   ===========
Changes in units (note
  5):
   Units purchased...........   2,362,744       929,491     3,584,328    1,171,466     12,883,556     8,172,107
   Units redeemed............  (1,984,806)   (1,394,331)   (2,445,203)    (266,586)    (9,654,573)   (7,178,175)
                               -----------   ----------    ----------    ---------    -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     377,938      (464,840)    1,139,125      904,881      3,228,983       993,932
                               ===========   ==========    ==========    =========    ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    The Prudential Series Fund
                              ------------------------------------------------------------------------------
                               Jennison 20/20 Focus        Jennison Portfolio --     Natural Resources
                              Portfolio -- Class II Shares    Class II Shares    Portfolio -- Class II Shares
                              ---------------------------  --------------------  ---------------------------
                                                                                                Period from
                                    Year ended                  Year ended        Year ended    April 29 to
                                   December 31,                December 31,      December 31,   December 31,
                              ---------------------------  --------------------  ------------   ------------
                                  2006           2005         2006       2005        2006           2005
                               -----------     ---------   ---------  ---------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,547)      (56,956)     (48,641)   (27,325)     201,788       (23,118)
   Net realized gain
     (loss) on
     investments.............     648,006        87,436      129,238     75,854     (599,495)       86,159
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,621,599       750,423      (40,137)   176,559       22,180       440,040
   Capital gain
     distributions...........     510,406            --           --         --    1,596,883            --
                               -----------     ---------   ---------  ---------   ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,609,464       780,903       40,460    225,088    1,221,356       503,081
                               -----------     ---------   ---------  ---------   ----------     ---------
From capital
  transactions:
   Net premiums..............  20,969,714     1,472,459      696,289    962,415    4,160,030     1,274,417
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (84,345)           --       (9,171)   (19,939)     (36,834)       (9,103)
     Surrenders..............  (1,125,024)      (70,533)    (267,714)   (97,823)    (713,653)      (56,678)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (18,437)       (7,868)      (4,668)    (2,614)     (24,705)       (2,719)
     Capital
       contribution
       (withdrawal)..........          --            --           --         --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     904,554        68,438      127,828      5,092    1,381,977       145,849
     Transfers (to) from
       other subaccounts.....   5,638,238     3,474,038     (273,928)   796,754    4,722,429     2,594,784
                               -----------     ---------   ---------  ---------   ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  26,284,700     4,936,534      268,636  1,643,885    9,489,244     3,946,550
                               -----------     ---------   ---------  ---------   ----------     ---------
Increase (decrease) in
  net assets.................  28,894,164     5,717,437      309,096  1,868,973   10,710,600     4,449,631
Net assets at beginning
  of year....................   7,415,058     1,697,621    3,018,530  1,149,557    4,449,631            --
                               -----------     ---------   ---------  ---------   ----------     ---------
Net assets at end of
  period..................... $36,309,222     7,415,058    3,327,626  3,018,530   15,160,231     4,449,631
                               ===========     =========   =========  =========   ==========     =========
Changes in units (note
  5):
   Units purchased...........   3,102,739       354,043      157,738    193,709    1,728,775       756,352
   Units redeemed............  (1,104,224)      (29,923)    (133,280)   (61,497)  (1,176,030)     (456,739)
                               -----------     ---------   ---------  ---------   ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   1,998,515       324,120       24,458    132,212      552,745       299,613
                               ===========     =========   =========  =========   ==========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              The Prudential Series Fund (continued)
                              ------------------------------------------
                              SP Prudential U.S.    SP William Blair
                               Emerging Growth      International Growth
                              Portfolio -- Class II Portfolio -- Class II
                                    Shares               Shares
                              --------------------  --------------------
                                  Year ended           Year ended
                                 December 31,         December 31,
                              --------------------  --------------------
                                2006        2005      2006       2005
                               --------   -------    -------     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,898      9,329      (750)        37
   Net realized gain
     (loss) on
     investments.............    8,001      1,857     3,987        316
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,744)    (2,185)   20,303      1,477
   Capital gain
     distributions...........    1,662      2,536     1,025        539
                               --------   -------    -------     ------
       Increase
         (decrease) in
         net assets from
         operations..........    5,817     11,537    24,565      2,369
                               --------   -------    -------     ------
From capital
  transactions:
   Net premiums..............       --         --        --         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --    (16,316)       --         --
     Surrenders..............     (423)      (311)  (33,586)      (812)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (38)      (152)     (352)       (27)
     Capital
       contribution
       (withdrawal)..........       --         --        --         --
     Transfers (to) from
       the Guarantee
       Account...............        2       (126)       16         (1)
     Transfers (to) from
       other subaccounts.....  (75,158)        --   163,049         --
                               --------   -------    -------     ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (75,617)   (16,905)  129,127       (840)
                               --------   -------    -------     ------
Increase (decrease) in
  net assets.................  (69,800)    (5,368)  153,692      1,529
Net assets at beginning
  of year....................   89,815     95,183    19,164     17,635
                               --------   -------    -------     ------
Net assets at end of
  period..................... $ 20,015     89,815   172,856     19,164
                               ========   =======    =======     ======
Changes in units (note
  5):
   Units purchased...........       --         --    15,573         --
   Units redeemed............   (6,292)    (1,792)   (3,003)       (93)
                               --------   -------    -------     ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (6,292)    (1,792)   12,570        (93)
                               ========   =======    =======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Rydex Variable Trust           Van Kampen Life Investment Trust
                              -----------------------  ------------------------------------------------------
                                                         Comstock Portfolio --   Strategic Growth Portfolio --
                                      OTC Fund              Class II Shares          Class II Shares
                              -----------------------  ------------------------  ----------------------------
                                                                    Period from
                                     Year ended         Year ended  April 29 to        Year ended
                                    December 31,       December 31, December 31,      December 31,
                              -----------------------  ------------ ------------ ----------------------------
                                  2006        2005         2006         2005        2006           2005
                              -----------  ----------  ------------ ------------  ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (167,755)   (196,505)     799,118     (471,092)   (168,025)      (152,186)
   Net realized gain
     (loss) on
     investments.............     343,086     835,674    2,807,021    2,660,391     359,618        248,219
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     267,012    (742,367)   5,390,986   (2,637,338)    (69,257)       510,052
   Capital gain
     distributions...........          --          --    4,341,644    2,495,867          --             --
                              -----------  ----------  -----------   ----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........     442,343    (103,198)  13,338,769    2,047,828     122,336        606,085
                              -----------  ----------  -----------   ----------   ----------     ----------
From capital
  transactions:
   Net premiums..............     410,878   1,622,742   15,172,702   19,613,161     982,606      1,488,960
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (30,502)     (4,585)    (487,506)    (247,047)    (36,646)      (101,871)
     Surrenders..............    (797,877)   (897,414)  (4,716,386)  (4,240,297)   (542,959)      (492,578)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,537)    (46,280)    (240,424)    (169,587)    (30,651)       (27,129)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account...............     298,093     154,986    3,393,107    2,674,160     732,138         13,357
     Transfers (to) from
       other subaccounts.....  (5,411,061)    472,213   (2,721,015)  (1,340,340)   (907,313)      (556,048)
                              -----------  ----------  -----------   ----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,551,006)  1,301,662   10,400,478   16,290,050     197,175        324,691
                              -----------  ----------  -----------   ----------   ----------     ----------
Increase (decrease) in
  net assets.................  (5,108,663)  1,198,464   23,739,247   18,337,878     319,511        930,776
Net assets at beginning
  of year....................  15,226,557  14,028,093   87,592,129   69,254,251  10,791,421      9,860,645
                              -----------  ----------  -----------   ----------   ----------     ----------
Net assets at end of
  period..................... $10,117,894  15,226,557  111,331,376   87,592,129  11,110,932     10,791,421
                              ===========  ==========  ===========   ==========   ==========     ==========
Changes in units (note
  5):
   Units purchased...........   1,433,363   3,541,366    3,554,438    4,083,881     235,203        301,044
   Units redeemed............  (2,522,487) (3,464,869)  (2,767,353)  (2,841,196)   (230,030)      (284,447)
                              -----------  ----------  -----------   ----------   ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................  (1,089,124)     76,496      787,085    1,242,685       5,173         16,597
                              ===========  ==========  ===========   ==========   ==========     ==========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2006

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip
Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Effective May 1, 2006, the following portfolios were added to the Separate
Account:

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Growth
  Templeton Growth Securities Fund -- Class 2 Shares            Portfolio 1
                                                               JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for policies issued before May 1, 2006. For policies issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund                 MFS(R) Variable Insurance Trust
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Effective April 29, 2005, the following portfolios were made available to the Separate Account.

American Century Variable Portfolios II, Inc.                MFS(R) Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     MFS(R) Total Return Series -- Service Class Shares
BlackRock Variable Series Funds, Inc.                        PIMCO Variable Insurance Trust
  BlackRock Global Allocation V.I. Fund -- Class III Shares    All Asset Portfolio -- Advisor Class Shares
Franklin Templeton Variable Insurance Products Trust           Low Duration Portfolio -- Administrative Class Shares
  Franklin Income Securities Fund -- Class 2 Shares          The Prudential Series Fund
Legg Mason Partners Variable Portfolios I, Inc.                Natural Resources Portfolio -- Class II Shares
  Legg Mason Partners Variable Total Return Portfolio --
   Class II

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   The following portfolios were not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth Fund, Inc. --        Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Initial Shares                                               Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available, but not shown on the statements due to not having any activity since its inception.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2006 were:

                                                                                 Cost of     Proceeds
                                                                                  Shares       from
Fund/Portfolio                                                                   Acquired   Shares Sold
--------------                                                                 ------------ -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $ 10,985,261 $10,661,632
 AIM V.I. Capital Appreciation Fund -- Series I shares........................   13,802,009  19,050,914
 AIM V.I. Capital Development Fund -- Series I shares.........................        5,378       1,983
 AIM V.I. Core Equity Fund -- Series I shares.................................   32,267,362  35,649,052
 AIM V.I. Global Real Estate Fund -- Series II shares.........................       38,306       6,727
 AIM V.I. Government Securities Fund -- Series I shares.......................       14,692      10,482
 AIM V.I. International Growth Fund -- Series II shares.......................   48,628,766  24,868,310
 AIM V.I. Large Cap Growth -- Series I shares.................................       43,096      20,138
 AIM V.I. Technology Fund -- Series I shares..................................          129          77
 AIM V.I. Utilities Fund -- Series I shares...................................       15,491      14,450
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................    8,655,732  33,409,438
 Alger American Small Capitalization Portfolio -- Class O Shares..............   28,503,538  44,187,609
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B.....................    2,656,422   2,918,745
 AllianceBernstein Growth and Income Portfolio -- Class B.....................   43,619,984  57,189,107
 AllianceBernstein International Value Portfolio -- Class B...................  106,140,112  43,834,667
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................    7,607,711  10,082,842
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................    8,846,466   9,214,809
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    1,132,748   1,053,521
 VP International Fund -- Class I.............................................    1,995,964     638,001
 VP Ultra(R) Fund -- Class I..................................................    1,046,682   1,028,330
 VP Value Fund -- Class I.....................................................    1,380,897   1,138,338
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................    4,856,890   2,653,221
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares..........................   10,950,268   4,800,811
 BlackRock Global Allocation V.I. Fund -- Class III Shares....................   70,636,532  15,357,030
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares.....................    6,229,411   4,517,975
 BlackRock Value Opportunities V.I. Fund -- Class III Shares..................   21,812,632  16,102,915
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................   26,365,755  24,633,575
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B   72,608,153  40,439,083
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....      167,174      42,263
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................      924,463     524,162
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........      113,651     722,439
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................      251,540     140,956
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................       66,735      12,603
 DWS Technology VIP -- Class B Shares.........................................       13,533       7,437

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund................................. $ 17,744,657 $ 15,772,563
 VT Worldwide Health Sciences Fund............................    4,600,270    5,009,409
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................      810,997      620,103
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........    9,392,637   16,024,827
 Federated Capital Income Fund II.............................    5,683,549    8,052,986
 Federated High Income Bond Fund II -- Primary Shares.........   19,812,769   27,609,642
 Federated High Income Bond Fund II -- Service Shares.........   16,084,105   15,663,211
 Federated Kaufmann Fund II -- Service Shares.................   19,247,656   17,005,261
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............    9,767,517   35,422,208
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........   42,665,516   34,517,177
 VIP Balanced Portfolio -- Service Class 2....................   23,742,201    6,071,443
 VIP Contrafund(R) Portfolio -- Initial Class.................  102,707,198  139,084,598
 VIP Contrafund(R) Portfolio -- Service Class 2...............  123,828,620   90,313,696
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    5,781,817    5,019,395
 VIP Equity-Income Portfolio -- Initial Class.................   89,235,777  106,572,591
 VIP Equity-Income Portfolio -- Service Class 2...............   62,682,467   40,190,518
 VIP Growth & Income Portfolio -- Initial Class...............    9,713,702   25,927,268
 VIP Growth & Income Portfolio -- Service Class 2.............    5,360,944    7,642,948
 VIP Growth Opportunities Portfolio -- Initial Class..........    3,374,683   10,015,966
 VIP Growth Portfolio -- Initial Class........................    7,877,053   50,734,777
 VIP Growth Portfolio -- Service Class 2......................    9,602,925   15,389,374
 VIP Mid Cap Portfolio -- Initial Class.......................       11,619        3,363
 VIP Mid Cap Portfolio -- Service Class 2.....................  117,988,056  122,458,450
 VIP Overseas Portfolio -- Initial Class......................   24,459,124   33,125,085
 VIP Value Strategies Portfolio -- Service Class 2............    3,522,997    2,185,301
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............  509,672,726  191,771,760
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..    1,392,090      400,796
 Mutual Shares Securities Fund -- Class 2 Shares..............   34,415,672    8,435,450
 Templeton Foreign Securities Fund -- Class 1 Shares..........   10,260,392    7,639,510
 Templeton Foreign Securities Fund -- Class 2 Shares..........    3,321,492    1,692,910
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....      186,996       15,130
 Templeton Global Income Securities Fund -- Class 1 Shares....    2,918,935    3,913,902
 Templeton Growth Securities Fund -- Class 2 Shares...........    8,691,660    1,254,455
GE Investments Funds, Inc.
 Income Fund..................................................   55,951,739   47,909,557
 International Equity Fund....................................   59,220,296   59,781,448
 Mid-Cap Equity Fund..........................................   47,180,008   69,117,535
 Money Market Fund............................................  553,512,159  528,298,637
 Premier Growth Equity Fund...................................   15,440,811   39,263,380
 Real Estate Securities Fund..................................   83,346,009   66,320,791
 S&P 500(R) Index Fund........................................   50,199,034  144,574,537
 Small-Cap Equity Fund........................................   50,217,029   52,504,599

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                        Cost of     Proceeds
                                                                         Shares       from
Fund/Portfolio                                                          Acquired   Shares Sold
--------------                                                        ------------ ------------
 Total Return Fund -- Class 1 shares................................. $675,035,670 $367,843,178
 Total Return Fund -- Class 3 shares.................................  473,104,455  122,316,194
 U.S. Equity Fund....................................................   22,544,137   31,580,058
 Value Equity Fund...................................................    7,269,494    7,455,760
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund................................   19,184,433   16,748,919
 Goldman Sachs Mid Cap Value Fund....................................   60,875,615   85,466,065
J.P. Morgan Series Trust II
 Bond Portfolio......................................................      234,413       65,096
 International Equity Portfolio......................................       72,930       23,863
 Mid Cap Value Portfolio.............................................    1,252,057    1,153,262
 Small Company Portfolio.............................................    1,099,209    1,088,752
 U.S. Large Cap Core Equity Portfolio................................    1,065,581    1,054,098
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares..........................   22,040,370   84,759,032
 Balanced Portfolio -- Service Shares................................   48,554,711   42,490,068
 Fundamental Equity Portfolio -- Institutional Shares................        4,266        1,409
 Flexible Bond Portfolio -- Institutional Shares.....................    7,699,964   15,038,975
 Forty Portfolio -- Institutional Shares.............................   11,811,840   47,227,772
 Forty Portfolio -- Service Shares...................................   18,525,730   11,064,592
 Global Life Sciences Portfolio -- Service Shares....................    7,903,530   11,425,846
 Global Technology Portfolio -- Service Shares.......................    6,315,064    9,119,498
 International Growth Portfolio -- Institutional Shares..............   75,837,280   76,723,782
 International Growth Portfolio -- Service Shares....................    1,422,413    6,549,992
 Large Cap Growth Portfolio -- Institutional Shares..................    7,648,621   44,117,038
 Large Cap Growth Portfolio -- Service Shares........................    1,280,654    3,033,647
 Mid Cap Growth Portfolio -- Institutional Shares....................    9,223,419   38,901,977
 Mid Cap Growth Portfolio -- Service Shares..........................    1,746,972    3,639,635
 Worldwide Growth Portfolio -- Institutional Shares..................   12,278,869   52,058,837
 Worldwide Growth Portfolio -- Service Shares........................    1,382,472    4,712,365
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core Bond Portfolio 1......................    1,938,362      444,617
 JPMorgan Insurance Trust Diversified Equity Portfolio 1.............        4,034           64
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1.....        4,034           90
 JPMorgan Insurance Trust Equity Index Portfolio 1...................       13,114           17
 JPMorgan Insurance Trust Government Bond Portfolio 1................    1,870,431      453,012
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1...............        9,354           22
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1................        4,040           80
Legg Mason Partners Variable Portfolios I, Inc.
 Legg Mason Partners Variable All Cap Portfolio -- Class II..........    8,610,851    7,452,997
 Legg Mason Partners Variable Investors Portfolio -- Class I.........    6,522,562   17,848,818
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I....    8,673,043   15,365,337
 Legg Mason Partners Variable Total Return Portfolio -- Class I......    1,664,208    4,543,836
 Legg Mason Partners Variable Total Return Portfolio -- Class II.....   11,145,788    2,724,650
Legg Mason Partners Variable Portfolios II
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II    7,771,944    5,780,860

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                              Cost of     Proceeds
                                                                               Shares       from
Fund/Portfolio                                                                Acquired   Shares Sold
--------------                                                              ------------ ------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares.............. $  4,700,450 $  6,878,551
 MFS(R) Investors Trust Series -- Service Class Shares.....................    2,119,099    4,892,467
 MFS(R) New Discovery Series -- Service Class Shares.......................    8,167,843   12,435,945
 MFS(R) Strategic Income Series -- Service Class Shares....................       76,532       32,650
 MFS(R) Total Return Series -- Service Class Shares........................   48,722,635   17,529,525
 MFS(R) Utilities Series -- Service Class Shares...........................   23,508,680   21,839,695
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................    1,797,175    4,638,897
 Old Mutual Large Cap Growth Portfolio.....................................      903,275    4,461,542
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................    9,690,285   21,064,681
 Oppenheimer Balanced Fund/VA -- Service Shares............................   38,578,231   23,991,773
 Oppenheimer Capital Appreciation Fund/VA..................................   10,102,091   42,476,421
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    8,174,526    7,808,105
 Oppenheimer Core Bond Fund/VA.............................................   15,469,657   26,142,050
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   48,949,212   50,321,585
 Oppenheimer High Income Fund/VA...........................................   16,791,456   29,237,155
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   37,637,099   22,141,702
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   29,794,584   22,218,283
 Oppenheimer MidCap Fund/VA................................................    6,272,513   27,714,861
 Oppenheimer MidCap Fund/VA -- Service Shares..............................    2,190,929    2,505,331
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................   12,247,129   11,641,210
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    2,323,951    3,927,592
 High Yield Portfolio -- Administrative Class Shares.......................   45,577,240   40,503,375
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   31,421,629   26,441,195
 Low Duration Portfolio -- Administrative Class Shares.....................   36,672,649   24,853,664
 Total Return Portfolio -- Administrative Class Shares.....................  157,864,381  118,166,021
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares.........................   42,286,399   15,762,708
 Jennison Portfolio -- Class II Shares.....................................    2,152,611    1,706,491
 Natural Resources Portfolio -- Class II Shares............................   31,458,840   20,132,700
 SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares...........        7,198       76,259
 SP William Blair International Growth Portfolio -- Class II Shares........      164,906       35,499
Rydex Variable Trust
 OTC Fund..................................................................    7,213,300   12,960,141
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   54,329,737   38,565,852
 Strategic Growth Portfolio -- Class II Shares.............................    2,745,882    2,805,638

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC represent gross premium payments recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from GLAIC attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152, transfers from the general account for payments by GLAIC in the form of bonus credits include approximately $3.0 million and $3.7 million for the periods ended December 31, 2006 and 2005.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (g) General Electric Company

   GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to GLAIC until December 7, 2005, since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company ("GE") sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, GLAIC and CBC are no longer considered

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock. As of December 31, 2006 the only investors in the GE Investments Funds, Inc. were the Separate Account, other GLAIC separate accounts, as well as separate accounts of insurance companies affiliated with GLAIC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2006 and 2005 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2006, 2005, 2004, 2003 and 2002 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2006 and were available to contract owners during 2006.

                                              Net Assets       Expenses as a  .Investment
                                         --------------------- % of Average     Income           Total
                                 Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                               --------- -------------- ------ -------------- ----------- --------------------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund --
   Series II shares
   2006....................... 1,909,128 16.31 to 11.58 29,813 1.45% to 2.30%    0.41%      11.31% to   10.35%
   2005....................... 1,925,238 14.65 to 10.50 27,322 1.45% to 2.30%    0.49%       8.28% to    3.12%
   2004....................... 1,659,147 14.10 to 10.41 22,898 1.45% to 2.20%    0.00%       9.23% to    4.07%
   2003.......................   592,425 12.91 to 12.89  7,644 1.45% to 1.70%    0.00%      29.08% to   28.86%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2006....................... 3,971,594  7.37 to 11.01 30,220 0.75% to 2.30%    0.06%    5.51% to    3.86%(a)
   2005....................... 3,102,434 13.83 to  6.53 22,640 0.75% to 2.10%    0.06%      15.23% to    6.56%
   2004....................... 3,462,258 12.90 to  6.11 23,540 0.75% to 2.10%    0.00%       5.83% to    0.58%
   2003....................... 3,508,424 12.27 to  5.83 22,093 0.75% to 1.70%    0.00%      28.55% to   22.74%
   2002....................... 3,136,328  5.63 to  4.58 15,430 0.75% to 1.70%    0.00%    (24.92)% to (25.64)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                            --------------------- % of Average     Income           Total
                                    Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                                  --------- -------------- ------ -------------- ---------- ---------------------
 AIM V.I. Capital Development
   Fund -- Series I shares
   2006..........................     1,195 14.64 to 14.64     17 0.75% to 0.75%   0.12%       15.65% to   15.65%
   2005..........................       974 12.66 to 12.66     12 0.75% to 0.75%   0.00%        8.79% to    8.79%
   2004..........................       772 11.64 to 11.64      9 0.75% to 0.75%   0.00%       14.63% to   14.63%
   2003..........................       506 10.15 to 10.15      5 0.75% to 0.75%   0.00%       34.34% to   34.34%
   2002..........................       623  7.56 to  7.56      5 0.75% to 0.75%   0.00%     (21.95)% to (21.95)%
 AIM V.I. Core Equity Fund --
   Series I shares
   2006.......................... 2,749,575  9.45 to  9.45 29,700 0.75% to 0.75%   0.81%    15.83% to   15.83%(b)
   2005..........................       283  8.16 to  8.16      2 0.75% to 0.75%   0.84%        4.52% to    4.52%
   2004..........................       625  7.80 to  7.80      5 0.75% to 0.75%   1.57%        8.15% to    8.15%
   2003..........................       194  7.21 to  7.21      1 0.75% to 0.75%   0.62%       23.48% to   23.48%
   2002..........................       240  5.84 to  5.84      1 0.75% to 0.75%   0.72%     (16.22)% to (16.22)%
 AIM V.I. Global Real Estate Fund
   -- Series II shares
   2006..........................     2,948 16.11 to 14.94     47 1.45% to 2.05%   2.29%       40.18% to   39.33%
   2005..........................       608 11.49 to 11.49      7 1.45% to 1.45%   2.92%       14.89% to   14.89%
 AIM V.I. Government Securities
   Fund -- Series I shares
   2006..........................     1,223 12.72 to 12.72     16 0.75% to 0.75%   7.79%        2.78% to    2.78%
   2005..........................       945 12.38 to 12.38     12 0.75% to 0.75%   3.28%        0.90% to    0.90%
   2004..........................       241 12.27 to 12.27      3 0.75% to 0.75%   0.08%        1.79% to    1.79%
   2003..........................    36,083 12.05 to 12.05    435 0.75% to 0.75%   4.30%        0.31% to    0.31%
   2002..........................   126,953 12.01 to 12.01  1,525 0.75% to 0.75%   0.12%        8.77% to    8.77%
 AIM V.I. International Growth
   Fund -- Series II shares
   2006.......................... 2,947,792 15.54 to 13.39 43,431 1.45% to 2.30%   1.38%       26.03% to   24.95%
   2005.......................... 1,071,925 12.33 to 10.72 13,152 1.45% to 2.30%   1.31%       18.94% to    7.20%
   2004..........................    48,431 10.63 to 10.62    516 1.45% to 2.20%   0.62%        6.29% to    6.19%
 AIM V.I. Large Cap Growth --
   Series I shares
   2006..........................     2,805 10.20 to 10.15     29 1.45% to 2.20%   0.22%     2.03% to    1.51%(c)
   2005..........................       312 12.36 to 12.36      4 1.45% to 1.45%   0.72%        2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2006..........................     3,165  3.32 to  3.32     11 0.75% to 0.75%   0.00%        9.66% to    9.66%
   2005..........................     3,126  3.03 to  3.03      9 0.75% to 0.75%   0.00%        1.41% to    1.41%
   2004..........................     3,126  2.99 to  2.99      9 0.75% to 0.75%   0.00%        3.98% to    3.98%
   2003..........................    39,843  2.87 to  2.87    114 0.75% to 0.75%   0.00%       51.24% to   51.24%
   2002..........................     3,740  1.90 to  1.90      7 0.75% to 0.75%   0.00%     (45.54)% to (45.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
 AIM V.I. Utilities Fund --
   Series I shares
   2006.........................        817 10.71 to 10.71       9 0.75% to 0.75%   3.28%      24.52% to   24.52%
   2005.........................        796  8.60 to  8.60       7 0.75% to 0.75%   2.38%      15.96% to   15.96%
   2004.........................        292  7.41 to  7.41       2 0.75% to 0.75%   3.23%      23.58% to   23.58%
   2003.........................        292  6.00 to  6.00       2 0.75% to 0.75%   1.55%      18.14% to   18.14%
   2002.........................        300  5.08 to  5.08       2 0.75% to 0.75%   3.97%    (26.09)% to (26.09)%
The Alger American Fund:
 Alger American Growth
   Portfolio -- Class O Shares
   2006.........................  6,423,326 20.26 to  8.97  85,861 1.15% to 1.60%   0.13%       3.94% to    3.47%
   2005.........................  8,119,602 19.49 to  8.67 106,661 1.15% to 1.60%   0.24%      10.75% to   10.25%
   2004......................... 10,617,105 17.60 to  7.87 127,650 1.15% to 1.60%   0.00%       4.28% to    3.81%
   2003......................... 13,082,835 16.87 to  7.58 152,983 1.15% to 1.60%   0.00%      33.61% to   33.01%
   2002......................... 14,710,810 12.63 to  5.70 131,541 1.15% to 1.60%   0.04%    (33.76)% to (34.06)%
 Alger American Small
   Capitalization Portfolio --
   Class O Shares
   2006.........................  5,906,690 14.00 to 10.79  73,631 1.15% to 1.60%   0.00%      18.64% to   18.10%
   2005.........................  7,118,172 11.80 to  9.14  75,448 1.15% to 1.60%   0.00%      15.54% to   15.02%
   2004.........................  8,684,546 10.21 to  7.94  80,359 1.15% to 1.60%   0.00%      15.23% to   14.71%
   2003......................... 10,118,181  8.86 to  6.93  81,579 1.15% to 1.60%   0.00%      40.71% to   40.07%
   2002.........................  9,688,883  6.30 to  4.94  56,263 1.15% to 1.60%   0.00%    (27.07)% to (27.40)%
AllianceBernstein Variable
  Products Series Fund, Inc.:
 AllianceBernstein Global
   Technology Portfolio --
   Class B
   2006.........................    279,527 14.90 to 11.26   4,147 1.45% to 2.30%   0.00%       6.81% to    5.90%
   2005.........................    292,803 14.21 to 10.03   4,067 1.45% to 2.10%   0.00%       2.15% to    1.48%
   2004.........................    304,642 13.94 to  9.88   4,153 1.45% to 2.10%   0.00%        3.56% to (1.20)%
   2003.........................    206,299 13.50 to 13.17   2,723 1.45% to 1.70%   0.00%      41.35% to   31.70%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2006......................... 13,122,419 16.20 to 11.99 183,423 1.15% to 2.30%   1.15%      15.64% to   14.30%
   2005......................... 14,848,760 14.01 to 10.49 180,466 1.15% to 2.30%   1.27%       6.20% to    2.30%
   2004......................... 16,020,295 13.55 to 10.48 188,515 1.15% to 2.20%   0.74%       9.94% to    4.80%
   2003......................... 15,496,782 12.32 to 10.45 165,633 1.15% to 1.70%   0.82%      30.20% to   22.99%
   2002......................... 10,979,627  8.11 to  8.03  88,720 1.50% to 1.70%   0.55%    (23.43)% to (23.59)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2006.........................  6,462,121 16.12 to 14.06  98,953 1.45% to 2.30%   1.37%      33.17% to   32.02%
   2005.........................  1,821,627 12.10 to 10.65  21,933 1.45% to 2.30%   0.96%      18.49% to    6.50%
   2004.........................     60,435 10.54 to 10.53     638 1.45% to 2.10%   0.00%       5.40% to    5.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- --------------------
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2006.............................. 4,382,691 13.61 to 10.61 32,212 1.45% to 2.30%   0.00%      (2.08)% to (2.92)%
   2005.............................. 4,758,699 13.90 to  6.45 35,074 1.45% to 2.30%   0.00%      13.18% to    9.26%
   2004.............................. 5,055,815 12.28 to  5.71 32,416 1.45% to 2.10%   0.00%       9.15% to    3.28%
   2003.............................. 5,079,878 11.50 to  5.36 29,688 1.45% to 1.70%   0.00%      21.52% to   14.99%
   2002.............................. 5,290,205  5.47 to  4.42 24,994 1.50% to 1.70%   0.00%    (31.88)% to (32.02)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2006..............................   781,360  9.24 to  9.12  7,654 1.50% to 1.70%   0.00%       8.85% to    8.63%
   2005..............................   818,120 10.29 to  8.39  7,351 1.50% to 1.70%   0.00%       3.29% to    3.08%
   2004.............................. 1,213,833  9.97 to  8.14 10,540 1.50% to 1.70%   0.00%      12.67% to   12.44%
   2003.............................. 1,099,505  8.85 to  7.24  8,486 1.50% to 1.70%   0.00%      46.45% to   46.15%
   2002..............................   769,804  6.05 to  4.95  4,036 1.50% to 1.70%   0.00%    (33.09)% to (33.22)%
American Century Variable Portfolios,
  Inc.:
 VP Income & Growth Fund --
   Class I
   2006..............................     9,996 16.39 to 11.79    136 1.45% to 2.05%   1.21%      15.39% to   14.69%
   2005..............................     2,822 14.38 to 14.20     41 1.45% to 1.50%   0.56%       3.12% to    3.07%
   2004..............................       239 13.95 to 13.95      3 1.50% to 1.50%   1.47%      11.30% to   11.30%
   2003..............................       247 12.54 to 12.54      3 1.50% to 1.50%   0.20%      27.42% to   27.42%
 VP International Fund -- Class I
   2006..............................   111,161 19.60 to 13.06  1,556 1.45% to 2.05%   0.06%      23.22% to   22.47%
   2005..............................        60 15.91 to 15.91      1 1.45% to 1.45%   0.00%      11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2006..............................     5,745 12.36 to 10.02     60 1.45% to 2.05%   0.00%      (4.67)% to (5.25)%
   2005..............................     3,944 13.00 to 10.94     44 1.45% to 1.85%   0.00%       9.40% to    0.64%
   2004..............................       258 12.92 to 12.88      3 1.45% to 1.50%   0.00%       9.07% to    9.01%
   2003..............................       119 11.85 to 11.85      1 1.50% to 1.50%   0.00%      23.03% to   23.03%
 VP Value Fund -- Class I
   2006..............................    22,032 16.94 to 12.27    308 1.45% to 2.05%   2.37%      16.94% to   16.23%
   2005..............................     2,335 14.49 to 14.49     34 1.45% to 1.45%   5.94%       3.51% to    3.51%
   2004..............................     1,208 14.00 to 14.00     17 1.45% to 1.45%   0.00%      12.68% to   12.68%
American Century Variable
  Portfolios II, Inc.:
 VP Inflation Protection Fund --
   Class II
   2006..............................   389,505  9.97 to  9.92  3,877 1.45% to 2.30%   3.38%        0.11% to (0.75)%
   2005..............................   170,088 10.00 to  9.91  1,693 1.45% to 2.30%   3.74%        0.00% to (0.89)%
BlackRock Variable Series Funds,
  Inc.:
 BlackRock Basic Value V.I. Fund
   -- Class III Shares
   2006.............................. 1,008,415 13.18 to 12.44 13,161 1.45% to 2.30%   4.05%      19.84% to   18.81%
   2005..............................   524,088 11.00 to 10.47  5,730 1.45% to 2.30%   0.39%       7.36% to    0.37%
   2004..............................   242,570 10.88 to 10.82  2,635 1.45% to 2.20%   2.26%       8.78% to    8.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                               ---------------------- % of Average     Income         Total
                                       Units     Unit Value    000s   Net Assets(1)   Ratio(2)      Return(3)
                                     --------- -------------- ------- -------------- ---------- ------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2006............................. 5,164,141 12.69 to 11.78  60,201 1.45% to 2.30%    9.12%     14.72% to 13.74%
   2005.............................    92,490 11.07 to 11.01   1,024 1.45% to 2.20%    0.00%     10.65% to 10.09%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2006.............................   234,288 12.46 to 11.34   2,912 1.45% to 2.30%    0.06%      5.34% to  4.43%
   2005.............................   104,238 11.83 to 11.70   1,231 1.45% to 2.10%    0.00%      8.87% to  8.16%
   2004.............................    34,647 10.86 to 10.83     375 1.45% to 1.85%    0.17%      8.65% to  8.35%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2006.............................   543,167 13.47 to 11.59   7,200 1.45% to 2.30%   47.14%     10.65% to  9.70%
   2005.............................   374,763 12.17 to 10.57   4,539 1.45% to 2.30%    1.51%     19.05% to  5.69%
   2004.............................   120,505 11.22 to 11.16   1,351 1.45% to 2.20%   19.09%     12.17% to 11.59%
Columbia Funds Variable Insurance
  Trust I:
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2006............................. 3,884,022 15.25 to 11.03  57,287 1.45% to 2.30%    0.00%      4.56% to  3.66%
   2005............................. 3,682,302 14.58 to 10.64  52,570 1.45% to 2.30%    0.00%     12.10% to  5.09%
   2004............................. 2,593,599 13.77 to 10.94  35,196 1.45% to 2.20%    0.00%     12.55% to  9.38%
   2003............................. 1,253,924 12.36 to 12.34  15,493 1.45% to 1.70%    0.00%     23.62% to 23.41%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2006............................. 5,251,780 22.01 to 13.42 101,186 1.45% to 2.30%    1.34%     21.44% to 20.40%
   2005............................. 3,229,809 18.12 to 11.15  55,310 1.45% to 2.30%    1.00%     25.11% to 11.50%
   2004............................. 2,322,165 15.39 to 10.70  34,520 1.45% to 2.20%    0.53%     14.90% to  7.01%
   2003.............................   652,263 13.39 to 13.37   8,730 1.45% to 1.70%    0.01%     33.90% to 33.68%
Dreyfus:
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2006.............................    10,174 16.27 to 11.08     157 1.45% to 2.05%    1.84%      6.19% to  5.55%
   2005.............................     2,217 15.32 to 11.45      31 1.45% to 1.85%    0.01%     14.55% to  7.59%
   2004.............................        98 14.24 to 14.24       1 1.45% to 1.45%    0.39%     12.82% to 12.82%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2006.............................    50,811 10.27 to 10.28     523 1.45% to 2.05%    4.59%      3.09% to  2.46%
   2005.............................    12,121 10.08 to  9.91     122 1.45% to 1.85%    2.98%      1.18% to  0.76%
   2004.............................     2,477  9.80 to  9.80      24 1.50% to 1.50%    0.04%   (0.95)% to (0.95)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                            --------------------- % of Average     Income          Total
                                    Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------ -------------- ---------- --------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2006..........................   813,509 13.77 to 11.25  5,372 1.45% to 2.05%   0.11%       7.62% to    6.97%
   2005..........................   901,194  6.99 to  6.02  5,536 1.50% to 1.70%   0.00%       2.07% to    1.86%
   2004..........................   964,410  6.85 to  5.91  5,815 1.50% to 1.70%   0.39%       4.62% to    4.40%
   2003.......................... 1,026,219  6.55 to  5.66  5,918 1.50% to 1.70%   0.11%      24.11% to   23.86%
   2002.......................... 1,057,604  5.28 to  4.57  4,924 1.50% to 1.70%   0.24%    (30.01)% to (30.16)%
DWS Variable Series II:
 DWS Dreman High Return Equity
   VIP -- Class B Shares
   2006..........................     8,948 17.74 to 12.16    133 1.45% to 2.05%   0.85%      16.50% to   15.79%
   2005..........................       558 15.23 to 15.23      9 1.45% to 1.45%   1.37%       5.96% to    5.96%
   2004..........................       401 14.37 to 14.37      6 1.45% to 1.45%   0.00%      11.98% to   11.98%
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2006..........................     3,490 22.37 to 12.60     72 1.45% to 2.05%   0.38%      22.79% to   22.05%
   2005..........................       634 18.22 to 18.22     12 1.45% to 1.45%   0.00%       8.19% to    8.19%
 DWS Technology VIP -- Class B
   Shares
   2006..........................       759 13.28 to 10.46     10 1.45% to 2.05%   0.00%     (1.02)% to  (1.62)%
   2005..........................       289 15.23 to 13.42      4 1.45% to 1.50%   0.07%       1.77% to    1.72%
   2004..........................        39 14.97 to 14.97      1 1.50% to 1.50%   0.00%     (0.04)% to  (0.04)%
   2003..........................       115 14.98 to 14.98      2 1.50% to 1.50%   0.00%        43.99% to 43.99%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2006.......................... 4,295,739 10.94 to 10.34 46,744 1.45% to 2.30%   5.79%         3.98% to  3.08%
   2005.......................... 4,297,266 10.52 to 10.12 45,015 1.45% to 2.20%   4.08%         2.36% to  1.16%
   2004.......................... 3,038,137 10.27 to 10.05 31,118 1.45% to 2.10%   2.99%         1.34% to  0.47%
   2003..........................   946,365 10.14 to 10.08  9,582 1.45% to 1.70%   2.23%         1.42% to  1.21%
   2002..........................       208  9.96 to  9.96      2 1.70% to 1.70%   0.00%      (0.41)% to (0.41)%
 VT Worldwide Health Sciences
   Fund
   2006..........................   876,192 12.96 to 10.40 11,571 1.45% to 2.30%   0.00%     (1.45)% to  (2.29)%
   2005..........................   890,740 14.69 to 10.28 11,959 1.45% to 2.20%   0.00%      12.21% to    4.79%
   2004..........................   804,315 13.94 to  9.81 10,281 1.45% to 2.10%   0.00%       4.70% to  (1.94)%
   2003..........................   526,870 13.32 to 11.89  6,550 1.45% to 1.70%   0.00%      28.03% to   18.94%
   2002..........................     3,029 10.03 to 10.03     30 1.70% to 1.70%   0.00%     (0.29)% to  (0.29)%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund --
   Class 2
   2006..........................    64,164 11.30 to 10.82    723 1.45% to 2.30%   0.00%       4.17% to    3.27%
   2005..........................    44,801 10.85 to 10.78    486 1.45% to 1.85%   0.02%       2.07% to    1.66%
   2004..........................    14,004 10.63 to 10.60    149 1.50% to 1.85%   0.00%       6.25% to    6.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                        Net Assets       Expenses as a  Investment
                                                  ---------------------- % of Average     Income          Total
                                          Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------- -------------- ---------- --------------------
Federated Insurance Series:
 Federated American Leaders
   Fund II -- Primary Shares
   2006................................ 2,636,575 22.02 to 11.32  45,394 1.15% to 1.60%    2.29%     15.47% to   14.95%
   2005................................ 3,421,019 19.07 to  9.85  51,833 1.15% to 1.60%    1.59%      3.82% to    3.35%
   2004................................ 4,327,099 18.37 to  9.53  64,074 1.15% to 1.60%    1.46%      8.51% to    8.03%
   2003................................ 5,109,544 16.93 to  8.82  71,020 1.15% to 1.60%    1.57%     26.23% to   25.66%
   2002................................ 5,925,474 13.41 to  7.02  66,257 1.15% to 1.60%    1.18%   (21.13)% to (21.49)%
 Federated Capital Income Fund II
   2006................................ 1,431,042 17.16 to  8.68  18,752 1.15% to 1.60%    6.04%     14.32% to   13.80%
   2005................................ 1,648,487 15.01 to  7.63  19,590 1.15% to 1.60%    5.42%      5.07% to    4.59%
   2004................................ 2,106,682 14.29 to  7.30  24,117 1.15% to 1.60%    4.55%      8.66% to    8.17%
   2003................................ 2,433,234 13.15 to  6.74  26,114 1.15% to 1.60%    6.47%     19.28% to   18.75%
   2002................................ 2,884,128 11.03 to  5.68  26,745 1.15% to 1.60%    5.74%   (24.82)% to (25.16)%
 Federated High Income Bond
   Fund II -- Primary Shares
   2006................................ 2,734,643 20.55 to 12.33  43,511 1.15% to 1.60%    9.06%      9.53% to    9.04%
   2005................................ 3,435,540 18.76 to 11.31  50,854 1.15% to 1.60%    8.41%      1.48% to    1.02%
   2004................................ 4,545,043 18.49 to 11.20  67,286 1.15% to 1.60%    7.21%      9.19% to    8.70%
   2003................................ 5,587,222 16.93 to 10.30  75,912 1.15% to 1.60%    7.23%     20.81% to   20.27%
   2002................................ 4,883,470 14.02 to  8.57  57,948 1.15% to 1.60%   11.14%      0.22% to  (0.23)%
 Federated High Income Bond
   Fund II -- Service Shares
   2006................................ 3,139,428 13.11 to 10.92  41,883 1.45% to 2.30%    8.12%      8.97% to    8.03%
   2005................................ 3,336,310 13.02 to 10.10  40,903 1.45% to 2.30%    8.21%      3.95% to    0.03%
   2004................................ 3,777,328 12.93 to 10.65  46,278 1.45% to 2.20%    6.83%      8.56% to    6.47%
   2003................................ 3,804,534 11.92 to 10.93  43,334 1.45% to 1.70%    6.21%     19.97% to    9.92%
   2002................................ 2,067,575  9.94 to  9.13  19,637 1.50% to 1.70%    8.49%    (0.29)% to  (0.49)%
 Federated Kaufmann Fund II --
   Service Shares
   2006................................ 2,729,349 18.54 to 11.88  49,853 1.45% to 2.30%    0.60%     12.94% to   11.97%
   2005................................ 2,598,587 16.41 to 11.67  42,072 1.45% to 2.10%    0.00%     19.04% to    8.56%
   2004................................ 2,157,291 15.02 to 10.75  31,957 1.45% to 2.10%    0.00%     12.82% to    7.55%
   2003................................ 1,041,218 13.31 to 13.29  13,855 1.45% to 1.70%    0.00%     33.13% to   32.91%
Fidelity(R) Variable Insurance Products
  Fund:
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2006................................ 4,607,975 33.01 to 11.03 125,274 1.15% to 1.60%    2.85%      6.09% to    5.61%
   2005................................ 5,612,856 31.12 to 10.45 145,425 1.15% to 1.60%    2.89%      2.85% to    2.39%
   2004................................ 6,990,247 30.25 to 10.20 177,876 1.15% to 1.60%    2.86%      4.25% to    3.78%
   2003................................ 8,203,922 29.02 to  9.83 202,792 1.15% to 1.60%    3.73%     16.62% to   16.09%
   2002................................ 9,341,511 24.88 to  8.47 201,811 1.15% to 1.60%    4.25%    (9.78)% to (10.19)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2006.........................  2,406,777 11.19 to 10.80  26,494 1.45% to 2.30%   1.86%       5.59% to    4.68%
   2005.........................  1,719,286 10.60 to 10.32  18,085 1.45% to 2.30%   1.74%       5.68% to    1.50%
   2004.........................    615,985 10.36 to 10.31   6,367 1.45% to 2.20%   0.00%       3.63% to    3.10%
 VIP Balanced Portfolio --
   Service Class 2
   2006.........................  1,796,891 10.43 to 10.36  18,660 1.45% to 2.45%   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2006......................... 15,122,578 42.90 to 14.53 365,720 1.15% to 1.60%   1.29%      10.44% to    9.94%
   2005......................... 17,346,810 38.84 to 13.21 395,149 1.15% to 1.60%   0.32%      15.60% to   15.08%
   2004......................... 18,014,173 33.60 to 11.48 373,173 1.15% to 1.60%   0.34%      14.15% to   13.63%
   2003......................... 18,289,819 29.44 to 10.10 345,787 1.15% to 1.60%   0.48%      26.99% to   26.41%
   2002......................... 19,507,853 23.18 to  7.99 301,849 1.15% to 1.60%   0.88%    (10.39)% to (10.80)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2006......................... 15,703,609 17.76 to 11.63 222,580 1.45% to 2.30%   1.05%       9.82% to    8.88%
   2005......................... 14,601,767 16.17 to 11.72 186,832 1.45% to 2.20%   0.13%      18.64% to   14.21%
   2004......................... 11,400,601 14.07 to 10.22 126,139 1.45% to 2.10%   0.19%      13.49% to    9.35%
   2003.........................  8,758,809 12.40 to  9.03  83,388 1.45% to 1.70%   0.25%      26.27% to   23.95%
   2002.........................  5,509,199  7.90 to  7.16  40,962 1.50% to 1.70%   0.58%    (10.96)% to (11.14)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2006.........................    318,324 15.77 to 12.06   4,966 1.45% to 2.30%   0.25%      12.17% to   11.20%
   2005.........................    272,005 14.06 to 11.11   3,783 1.45% to 2.10%   0.00%      18.93% to   18.15%
   2004.........................    116,145 11.82 to  9.43   1,349 1.45% to 1.85%   0.00%     (0.19)% to  (5.74)%
   2003.........................     19,191 11.84 to 11.82     227 1.45% to 1.70%   0.00%      18.43% to   18.23%
 VIP Equity-Income Portfolio --
   Initial Class
   2006......................... 11,178,345 63.26 to 13.18 354,377 1.15% to 1.60%   4.64%      18.82% to   18.28%
   2005......................... 12,732,143 53.24 to 11.15 360,949 1.15% to 1.60%   2.16%       4.65% to    4.18%
   2004......................... 14,915,554 50.87 to 10.70 424,071 1.15% to 1.60%   1.62%      10.24% to    9.75%
   2003......................... 16,092,429 46.15 to  9.75 449,106 1.15% to 1.60%   1.87%      28.83% to   28.25%
   2002......................... 17,384,021 35.82 to  7.60 397,750 1.15% to 1.60%   1.83%    (17.90)% to (18.27)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2006......................... 11,552,360 16.96 to 12.32 167,917 1.45% to 2.30%   4.30%      18.19% to   17.18%
   2005......................... 11,457,949 14.35 to 10.51 140,869 1.45% to 2.30%   1.84%       8.90% to    3.25%
   2004......................... 11,495,741 13.79 to 10.55 135,375 1.45% to 2.20%   1.35%       9.74% to    5.49%
   2003......................... 10,004,113 12.58 to 10.21 106,695 1.45% to 1.70%   1.40%      28.08% to   25.83%
   2002.........................  6,899,345  8.41 to  7.98  56,774 1.50% to 1.70%   1.20%    (18.40)% to (18.56)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                             ---------------------- % of Average     Income          Total
                                    Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  ---------- -------------- ------- -------------- ---------- --------------------
 VIP Growth & Income Portfolio
   -- Initial Class
   2006..........................  5,004,800 11.49 to 10.49  70,323 0.75% to 1.60%   0.97%      12.33% to   11.38%
   2005..........................  6,261,125 16.51 to  9.42  80,236 0.75% to 1.60%   1.61%       6.83% to    5.92%
   2004..........................  7,888,810 15.52 to  8.89  96,756 0.75% to 1.60%   0.91%       5.00% to    4.11%
   2003..........................  8,830,242 14.84 to  8.54 105,013 0.75% to 1.60%   1.19%      22.85% to   21.80%
   2002..........................  8,972,885 12.13 to  7.01  88,457 0.75% to 1.60%   1.44%    (17.24)% to (17.95)%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2006..........................  2,942,071 14.02 to 11.63  33,025 1.45% to 2.30%   0.71%      11.22% to   10.27%
   2005..........................  3,239,571 12.61 to  9.49  32,441 1.45% to 2.20%   1.34%      10.64% to    5.15%
   2004..........................  3,491,795 11.91 to  8.99  32,928 1.45% to 2.10%   0.74%       3.99% to    0.72%
   2003..........................  3,229,973 11.45 to  8.66  28,818 1.45% to 1.70%   0.90%      21.59% to   14.51%
   2002..........................  2,299,818  7.35 to  7.14  16,627 1.50% to 1.70%   1.15%    (18.09)% to (18.26)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2006..........................  1,977,585  9.08 to  7.83  20,640 0.75% to 1.60%   0.79%       4.67% to    3.78%
   2005..........................  2,631,347 12.25 to  7.55  26,579 0.75% to 1.60%   0.98%       8.08% to    7.16%
   2004..........................  3,222,872 11.38 to  7.04  30,762 0.75% to 1.60%   0.57%       6.39% to    5.48%
   2003..........................  3,973,549 10.74 to  6.68  36,215 0.75% to 1.60%   0.83%      28.90% to   27.80%
   2002..........................  4,717,501  8.36 to  5.22  33,698 0.75% to 1.60%   1.17%    (22.43)% to (23.09)%
 VIP Growth Portfolio -- Initial
   Class
   2006..........................  7,128,035 54.14 to  8.77 155,242 1.15% to 1.60%   0.42%       5.62% to    5.15%
   2005..........................  8,949,110 51.26 to  8.34 187,625 1.15% to 1.60%   0.53%       4.59% to    4.11%
   2004.......................... 11,497,544 49.01 to  8.01 232,389 1.15% to 1.60%   0.28%       2.19% to    1.73%
   2003.......................... 13,789,411 47.96 to  7.87 276,891 1.15% to 1.60%   0.28%      31.32% to   30.73%
   2002.......................... 14,313,914 36.52 to  6.02 234,097 1.15% to 1.60%   0.28%    (30.91)% to (31.22)%
 VIP Growth Portfolio -- Service
   Class 2
   2006..........................  6,327,145 13.82 to 10.95  49,669 1.45% to 2.30%   0.17%       5.03% to    4.13%
   2005..........................  7,097,801 13.16 to  6.35  52,415 1.45% to 2.30%   0.28%      11.44% to    3.19%
   2004..........................  7,951,697 12.66 to  6.13  55,296 1.45% to 2.20%   0.13%       4.30% to  (4.33)%
   2003..........................  8,154,350 12.45 to  6.04  54,254 1.45% to 1.70%   0.10%      30.55% to   24.53%
   2002..........................  6,256,245  5.47 to  4.64  30,696 1.50% to 1.70%   0.12%    (31.34)% to (31.48)%
 VIP Mid Cap Portfolio -- Initial
   Class
   2006..........................      2,165 21.25 to 21.25      46 0.75% to 0.75%   1.33%      11.86% to   11.86%
   2005..........................      1,987 19.00 to 19.00      38 0.75% to 0.75%   0.00%      17.42% to   17.42%
   2004..........................      2,312 16.18 to 16.18      37 0.75% to 0.75%   0.00%      23.98% to   23.98%
   2003..........................      4,695 13.05 to 13.05      61 0.75% to 0.75%   0.41%      37.60% to   37.60%
   2002..........................      3,180  9.49 to  9.49      30 0.75% to 0.75%   0.98%    (10.50)% to (10.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 VIP Mid Cap Portfolio -- Service
   Class 2
   2006........................... 12,522,594 22.30 to 11.70 248,786 1.15% to 2.30%   1.26%      11.11% to    9.82%
   2005........................... 14,074,825 20.07 to 10.66 253,445 1.15% to 2.30%   0.00%      20.82% to    6.57%
   2004........................... 12,369,414 17.20 to 11.57 191,415 1.15% to 2.20%   0.00%      23.22% to   15.73%
   2003...........................  9,995,251 13.96 to 12.19 125,003 1.15% to 1.70%   0.21%      39.59% to   35.90%
   2002...........................  5,809,942  9.09 to  8.97  52,471 1.50% to 1.70%   0.67%    (11.38)% to (11.56)%
 VIP Overseas Portfolio -- Initial
   Class
   2006...........................  3,799,436 12.21 to 13.60  89,338 0.75% to 1.60%   1.51%      17.20% to   16.20%
   2005...........................  4,093,905 30.58 to 10.42  85,081 0.75% to 1.60%   1.20%      18.16% to   17.15%
   2004...........................  4,657,372 25.99 to  8.81  83,792 0.75% to 1.60%   1.12%      12.78% to   11.82%
   2003...........................  4,047,415 23.14 to  7.82  68,384 0.75% to 1.60%   0.77%      42.29% to   41.08%
   2002...........................  2,992,198 16.33 to  5.49  38,302 0.75% to 1.60%   0.78%    (20.88)% to (21.55)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2006...........................    328,408 13.01 to 12.19   4,262 1.45% to 2.30%   2.14%      14.33% to   13.35%
   2005...........................    253,954 11.66 to 11.26   2,886 1.45% to 2.20%   0.09%      16.56% to    0.28%
   2004...........................    141,556 11.27 to 11.22   1,594 1.45% to 2.10%   0.00%      12.74% to   12.24%
Franklin Templeton Variable
  Insurance Products Trust:
 Franklin Income Securities Fund
   -- Class 2 Shares
   2006........................... 35,127,803 12.13 to 11.45 408,565 1.45% to 2.30%   3.68%      16.53% to   15.53%
   2005...........................  5,924,883 10.41 to  9.91  60,208 1.45% to 2.30%   0.31%       4.07% to  (0.86)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2006...........................     95,866 13.92 to 11.24   1,139 1.45% to 2.05%   0.30%       9.29% to    8.63%
   2005...........................      3,727 12.74 to 10.40      45 1.45% to 1.85%   0.22%       3.99% to  (0.41)%
   2004...........................         97 12.79 to 12.79       1 1.45% to 1.45%   0.55%       6.37% to    6.37%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2006...........................  1,979,743 16.91 to 12.09  27,995 1.45% to 2.05%   0.40%      16.67% to   15.96%
   2005...........................      4,503 14.49 to 14.49      65 1.45% to 1.45%   0.00%       8.96% to    8.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2006...........................  1,566,844 13.55 to 13.31  20,910 0.75% to 1.60%   1.36%      20.79% to   19.76%
   2005...........................  1,348,354 11.17 to 11.12  15,007 1.15% to 1.60%   1.38%       9.21% to    8.72%
   2004...........................     15,631 10.23 to 10.23     160 1.40% to 1.55%   0.00%       2.26% to    2.25%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2006...........................    134,594 19.92 to 12.35   1,885 1.45% to 2.05%   0.59%      19.69% to   18.96%
   2005...........................      3,040 16.64 to 11.16      42 1.45% to 1.85%   1.34%      11.60% to    8.52%
   2004...........................      1,601 15.33 to 14.55      24 1.45% to 1.50%   1.16%      16.81% to   16.75%
   2003...........................      1,243 12.46 to 12.46      15 1.50% to 1.50%   1.70%      30.23% to   30.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                               Net Assets       Expenses as a  Investment
                                         ---------------------- % of Average     Income          Total
                                Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                              ---------- -------------- ------- -------------- ---------- --------------------
 Templeton Global Asset
   Allocation Fund -- Class 2
   Shares
   2006......................     10,563 17.54 to 12.08     185 1.45% to 2.05%   3.31%      19.36% to   18.64%
   2005......................        118 14.69 to 14.69       2 1.45% to 1.45%   2.95%       2.06% to    2.06%
 Templeton Global Income
   Securities Fund -- Class 1
   Shares
   2006......................    753,106 10.87 to 10.82   8,153 1.15% to 1.40%   3.12%      11.84% to   11.56%
   2005......................    864,668  9.72 to  9.70   8,386 1.15% to 1.40%   2.48%     (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2006......................    725,873 11.05 to 10.98   8,020 1.45% to 2.45%   0.07%      10.55% to    9.80%
 GE Investments Funds, Inc.
   Income Fund
   2006......................  9,579,086 13.60 to 10.21 115,519 0.75% to 2.30%   4.94%       3.59% to    1.98%
   2005......................  8,740,643 13.88 to 10.01 108,135 0.75% to 2.30%   4.78%       1.27% to  (0.20)%
   2004...................... 10,158,295 13.76 to 10.02 126,630 0.75% to 2.20%   4.53%       2.64% to    0.15%
   2003...................... 12,585,305 13.46 to 10.03 157,345 0.75% to 1.70%   3.51%       2.82% to    0.34%
   2002...................... 15,139,161 13.14 to 10.63 189,589 0.75% to 1.70%   3.97%       9.06% to    8.02%
 International Equity Fund
   2006......................  2,435,637 12.00 to 13.42  64,895 0.75% to 1.60%   1.22%      23.76% to   22.71%
   2005......................  2,434,791 17.37 to  9.69  33,736 0.75% to 1.60%   1.08%      17.31% to   16.31%
   2004......................  2,359,614 14.86 to  8.26  28,421 0.75% to 1.60%   1.31%      14.98% to   14.00%
   2003......................  2,039,124 12.98 to  7.19  21,693 0.75% to 1.60%   1.83%      36.87% to   35.71%
   2002......................  1,853,558  9.52 to  5.25  14,394 0.75% to 1.60%   0.95%    (24.40)% to (25.05)%
 Mid-Cap Equity Fund
   2006......................  9,999,398 17.10 to 11.13 184,210 0.75% to 2.30%   1.42%       7.59% to    5.91%
   2005...................... 12,172,578 24.22 to 10.51 213,473 0.75% to 2.30%   2.32%      15.64% to    5.12%
   2004...................... 13,952,494 21.93 to 11.03 224,676 0.75% to 2.20%   1.04%      15.15% to   10.27%
   2003...................... 14,866,511 19.12 to 11.35 212,983 0.75% to 1.70%   1.42%      31.94% to   29.03%
   2002...................... 13,351,165 14.55 to  8.68 150,338 0.75% to 1.70%   0.84%    (14.41)% to (15.23)%
 Money Market Fund
   2006...................... 21,488,145  1.13 to 10.25 250,972 0.75% to 2.30%   4.55%       3.84% to    2.23%
   2005...................... 19,518,352 17.46 to  1.09 224,779 0.75% to 2.30%   2.71%       2.04% to    0.30%
   2004...................... 21,673,274 17.18 to  1.07 253,479 0.75% to 2.20%   0.96%       0.20% to  (0.99)%
   2003...................... 30,936,574 17.21 to  1.06 362,930 0.75% to 1.70%   0.82%       0.02% to  (0.93)%
   2002...................... 52,540,617 17.28 to  1.06 644,670 0.75% to 1.70%   1.49%       0.71% to  (0.25)%
 Premier Growth Equity Fund
   2006......................  8,571,043 10.15 to 11.07  92,189 0.75% to 2.30%   0.39%       8.25% to    6.57%
   2005...................... 10,802,937 12.75 to  8.70 108,010 0.75% to 2.10%   0.33%       6.94% to (12.00)%
   2004...................... 12,715,343 12.77 to  8.73 127,244 0.75% to 2.10%   0.61%       6.23% to    2.68%
   2003...................... 14,097,692 12.11 to  8.30 132,417 0.75% to 1.70%   0.21%      27.95% to   21.09%
   2002......................  9,623,943  7.73 to  6.55  71,017 0.75% to 1.70%   0.05%    (21.61)% to (22.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets        Expenses as a  Investment
                                          ------------------------ % of Average     Income          Total
                                 Units      Unit Value     000s    Net Assets(1)   Ratio(2)       Return(3)
                              ----------- -------------- --------- -------------- ---------- --------------------
 Real Estate Securities Fund
   2006......................   4,786,494 30.29 to 13.92   165,844 0.75% to 2.30%   2.96%      32.03% to   29.98%
   2005......................   4,838,741 41.09 to 11.27   134,195 0.75% to 2.20%   5.60%      12.86% to    9.44%
   2004......................   5,230,441 37.18 to 12.39   137,383 0.75% to 2.10%   6.13%      31.38% to   23.93%
   2003......................   4,151,803 28.42 to 12.47    93,073 0.75% to 1.70%   3.71%      36.35% to   24.71%
   2002......................   3,811,912 20.93 to 11.55    67,567 0.75% to 1.60%   4.04%     (2.09)% to  (2.92)%
 S&P 500(R) Index Fund
   2006......................  27,944,634 10.22 to 11.75   428,833 0.75% to 2.30%   1.55%      14.57% to   12.78%
   2005......................  33,003,926 51.05 to  8.36   467,252 0.75% to 2.10%   1.48%       3.73% to (43.38)%
   2004......................  37,617,221 49.41 to  8.14   543,296 0.75% to 2.10%   1.59%       9.63% to    4.49%
   2003......................  39,333,214 45.25 to  7.50   553,096 0.75% to 1.70%   1.39%      27.31% to   21.40%
   2002......................  33,299,496 35.69 to  5.95   419,260 0.75% to 1.70%   1.19%    (22.95)% to (23.69)%
 Small-Cap Equity Fund
   2006......................   6,832,957 17.74 to 11.47   117,116 1.15% to 2.30%   0.73%      11.97% to   10.67%
   2005......................   7,714,654 15.84 to 10.36   118,862 1.15% to 2.30%   1.07%      12.99% to    3.62%
   2004......................   7,633,871 14.63 to 10.77   109,300 1.15% to 2.20%   6.53%      13.82% to    7.69%
   2003......................   5,955,779 12.85 to 12.48    75,483 1.15% to 1.70%   0.08%      28.54% to   22.01%
   2002......................   3,759,543 10.45 to 10.22    38,978 1.50% to 1.70%   0.31%    (15.15)% to (15.32)%
 Total Return Fund -- Class 1
   Shares
   2006...................... 102,618,455 13.20 to 11.53 1,342,576 0.75% to 2.30%   2.00%      12.90% to   11.14%
   2005......................  76,577,181 43.66 to 10.38   926,602 0.75% to 2.30%   2.16%       6.03% to    1.40%
   2004......................  38,281,553 42.60 to 10.35   499,210 0.75% to 2.20%   1.85%       7.38% to    3.51%
   2003......................  14,406,502 39.84 to 10.58   219,272 0.75% to 1.70%   1.69%      19.41% to    9.00%
   2002......................   6,079,671 33.49 to  8.86   108,117 0.75% to 1.60%   2.28%     (8.01)% to (10.76)%
 Total Return Fund -- Class 3
   Shares
   2006......................  34,613,995 10.62 to 10.55   366,059 1.40% to 2.45%   3.98%       6.24% to    5.49%
 U.S. Equity Fund
   2006......................   7,832,639 11.15 to 11.74    92,349 0.75% to 2.30%   1.43%      15.25% to   13.46%
   2005......................   8,579,915 12.65 to  9.12    89,485 0.75% to 2.10%   1.08%       5.20% to    0.36%
   2004......................   9,832,535 12.52 to  9.05   101,788 0.75% to 1.85%   1.30%       7.36% to    3.60%
   2003......................  10,651,882 11.75 to  8.51   103,414 0.75% to 1.70%   1.00%      22.35% to   17.47%
   2002......................   9,869,194  8.96 to  7.02    79,298 0.75% to 1.70%   0.92%    (19.87)% to (20.64)%
 Value Equity Fund
   2006......................   3,047,118 15.26 to 11.91    36,299 1.45% to 2.30%   1.78%      16.15% to   15.15%
   2005......................   3,339,541 13.14 to  9.69    34,230 1.45% to 2.10%   1.18%       5.50% to    1.88%
   2004......................   3,480,148 12.81 to  9.47    34,553 1.45% to 2.10%   1.28%       7.98% to    4.64%
   2003......................   3,082,645 11.87 to  8.79    27,903 1.45% to 1.70%   1.55%      22.19% to   18.66%
   2002......................   2,211,692  7.45 to  7.21    16,201 1.50% to 1.70%   1.11%    (18.80)% to (18.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
Goldman Sachs Variable Insurance
  Trust:
 Goldman Sachs Growth and
   Income Fund
   2006.........................  3,272,299 12.28 to 12.28  41,477 1.15% to 1.60%   1.85%      21.22% to   20.68%
   2005.........................  3,272,582  11.18 to 9.94  34,128 1.15% to 1.60%   1.61%       2.74% to    2.27%
   2004.........................  3,446,861  10.93 to 9.70  34,995 1.15% to 1.60%   1.89%      17.43% to   16.90%
   2003.........................  2,563,134   9.34 to 8.28  22,311 1.15% to 1.60%   1.40%      22.93% to   22.38%
   2002.........................  2,547,361   7.63 to 6.75  18,100 1.15% to 1.60%   1.63%    (12.36)% to (12.76)%
 Goldman Sachs Mid Cap Value
   Fund
   2006.........................  8,424,816 22.94 to 11.78 190,448 1.15% to 2.30%   2.69%      14.83% to   13.50%
   2005......................... 10,076,121 23.29 to 10.38 206,455 1.15% to 2.30%   2.89%      13.89% to    3.80%
   2004......................... 10,129,549 20.96 to 17.62 191,656 1.15% to 1.60%   4.68%      24.43% to   23.88%
   2003......................... 10,378,954 16.91 to 14.19 158,065 1.15% to 1.60%   0.87%      26.92% to   26.34%
   2002......................... 12,446,749 13.38 to 11.21 149,957 1.15% to 1.60%   0.98%     (5.79)% to  (6.22)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2006.........................     30,562 10.71 to 10.20     325 1.45% to 2.05%   4.11%       2.63% to    2.01%
   2005.........................     14,792 10.83 to 10.07     155 1.45% to 1.85%   4.30%       1.32% to    0.71%
   2004.........................      4,864 10.69 to 10.29      51 1.45% to 1.50%   4.90%       2.78% to    2.73%
   2003.........................      3,051 10.41 to 10.41      32 1.50% to 1.50%   3.62%       2.16% to    2.16%
   2002.........................        378 10.19 to 10.19       4 1.50% to 1.50%   0.00%       1.84% to    1.84%
 International Equity Portfolio
   2006.........................      9,030 20.29 to 12.58     121 1.45% to 2.05%   0.93%      20.27% to   19.54%
   2005.........................      4,892 16.37 to 11.28      56 1.50% to 1.85%   0.03%      12.81% to    9.04%
   2004.........................        427 15.02 to 15.02       6 1.50% to 1.50%   0.43%      16.59% to   16.59%
   2003.........................         24 12.88 to 12.88       1 1.50% to 1.50%   0.32%      30.47% to   30.47%
 Mid Cap Value Portfolio
   2006.........................     13,607 18.20 to 11.90     204 1.45% to 2.05%   1.56%      15.15% to   14.45%
   2005.........................      6,178 16.64 to 10.88      85 1.45% to 1.85%   0.86%       8.80% to    7.58%
   2004.........................      2,833 15.47 to 14.69      44 1.45% to 1.50%   0.66%      19.30% to   19.24%
   2003.........................      1,288 12.97 to 12.97      17 1.50% to 1.50%   0.41%      27.68% to   27.68%
   2002.........................        368 10.16 to 10.16       4 1.50% to 1.50%   0.00%       1.55% to    1.55%
 Small Company Portfolio
   2006.........................      1,797 19.09 to 11.67      34 1.45% to 2.05%   0.73%      13.34% to   12.66%
   2005.........................      1,147 16.84 to 16.43      19 1.45% to 1.50%   0.00%       1.92% to    1.87%
   2004.........................        468 16.52 to 16.13       8 1.45% to 1.50%   0.00%      25.33% to   25.26%
 U.S. Large Cap Core Equity
   Portfolio
   2006.........................      1,026 14.98 to 11.77      15 1.45% to 2.05%   0.76%      14.89% to   14.19%
   2005.........................        209 13.34 to 13.04       3 1.45% to 1.50%   0.00%     (0.12)% to  (0.17)%
   2004.........................        449 13.36 to 13.36       6 1.50% to 1.50%   0.00%       7.85% to    7.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
Janus Aspen Series:
 Balanced Portfolio --
   Institutional Shares
   2006........................... 11,736,692 29.14 to 13.04 239,080 1.15% to 1.60%   2.06%       9.45% to    8.96%
   2005........................... 14,694,411 26.62 to 11.96 280,976 1.15% to 1.60%   2.16%       6.71% to    6.23%
   2004........................... 18,726,294 24.95 to 11.26 341,093 1.15% to 1.60%   2.11%       7.28% to    6.79%
   2003........................... 23,386,397 23.26 to 10.55 401,896 1.15% to 1.60%   2.14%      12.74% to   12.23%
   2002........................... 28,795,699  20.63 to 9.40 437,774 1.15% to 1.60%   2.34%     (7.52)% to  (7.94)%
 Balanced Portfolio -- Service
   Shares
   2006........................... 12,503,041 13.46 to 11.24 146,250 1.45% to 2.30%   1.97%       8.82% to    7.88%
   2005........................... 11,967,310 12.37 to 10.38 129,246 1.45% to 2.30%   2.08%       9.23% to    4.21%
   2004........................... 12,415,157  11.66 to 9.81 126,022 1.45% to 2.20%   2.25%       7.58% to    4.18%
   2003........................... 12,486,493  10.92 to 9.21 117,998 1.45% to 1.70%   1.95%      12.02% to    9.24%
   2002...........................  9,736,412   8.79 to 8.24  81,987 1.50% to 1.70%   2.24%     (8.07)% to  (8.26)%
 Fundamental Equity Portfolio --
   Institutional Shares
   2006...........................      1,161 11.57 to 11.57      13 0.75% to 0.75%   0.17%       9.12% to    9.12%
   2005...........................        901 10.60 to 10.60      10 0.75% to 0.75%   0.10%      14.82% to   14.82%
   2004...........................        674   9.23 to 9.23       6 0.75% to 0.75%   0.13%      12.59% to   12.59%
   2003...........................        360   8.20 to 8.20       3 0.75% to 0.75%   0.17%      22.18% to   22.18%
   2002...........................        332   6.71 to 6.71       2 0.75% to 0.75%   0.35%    (18.88)% to (18.88)%
 Flexible Bond Portfolio --
   Institutional Shares
   2006...........................  2,078,967 13.92 to 13.16  33,277 0.75% to 1.60%   4.65%       3.44% to    2.56%
   2005...........................  2,605,456 18.05 to 12.83  40,940 0.75% to 1.60%   5.07%       1.24% to    0.38%
   2004...........................  3,478,734 17.90 to 12.78  54,713 0.75% to 1.60%   5.18%       3.19% to    2.31%
   2003...........................  4,957,575 17.42 to 12.50  76,430 0.75% to 1.60%   4.28%       5.60% to    4.69%
   2002...........................  7,116,394 16.56 to 11.94 103,887 0.75% to 1.60%   4.75%       9.65% to    8.71%
 Forty Portfolio -- Institutional
   Shares
   2006...........................  6,226,663  9.53 to 11.22 106,826 0.75% to 1.60%   0.34%       8.53% to    7.60%
   2005...........................  8,125,313  26.23 to 8.78 133,264 0.75% to 1.60%   0.21%      12.00% to   11.05%
   2004........................... 10,076,237  23.51 to 7.84 149,722 0.75% to 1.60%   0.24%      17.34% to   16.34%
   2003........................... 12,210,291  20.12 to 6.68 158,169 0.75% to 1.60%   0.47%      19.63% to   18.61%
   2002........................... 15,419,556  16.88 to 5.59 169,212 0.75% to 1.60%   0.54%    (16.30)% to (17.02)%
 Forty Portfolio -- Service Shares
   2006...........................  3,571,495 16.17 to 11.21  36,853 1.45% to 2.30%   0.16%       7.54% to    6.61%
   2005...........................  2,879,442  15.03 to 8.13  26,279 1.45% to 2.10%   0.01%      15.04% to   10.20%
   2004...........................  3,025,070  13.55 to 7.34  24,598 1.45% to 1.85%   0.03%      16.26% to   12.40%
   2003...........................  3,224,296  11.66 to 6.33  21,935 1.45% to 1.70%   0.24%      18.43% to   16.56%
   2002...........................  3,224,751   6.45 to 5.36  18,242 1.50% to 1.70%   0.31%    (17.19)% to (17.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 Global Life Sciences Portfolio --
   Service Shares
   2006...........................  1,245,359  10.78 to 9.75  12,889 1.15% to 1.70%   0.00%       5.11% to    4.53%
   2005...........................  1,576,985  10.26 to 9.33  15,547 1.15% to 1.70%   0.00%      11.04% to   10.42%
   2004...........................  1,708,218   9.24 to 8.45  15,234 1.15% to 1.70%   0.00%      12.91% to   12.28%
   2003...........................  1,934,877   8.18 to 7.53  15,343 1.15% to 1.70%   0.00%      24.74% to   24.05%
   2002...........................  2,273,397   6.56 to 6.07  14,518 1.15% to 1.70%   0.00%    (30.36)% to (30.75)%
 Global Technology Portfolio --
   Service Shares
   2006...........................  2,760,786   4.17 to 3.94  11,189 1.15% to 1.70%   0.00%       6.59% to    6.00%
   2005...........................  3,428,546   3.91 to 3.71  13,089 1.15% to 1.70%   0.00%      10.27% to    9.66%
   2004...........................  4,580,239   3.55 to 3.39  15,925 1.15% to 1.70%   0.00%     (0.59)% to  (1.14)%
   2003...........................  6,518,426   3.57 to 3.43  22,868 1.15% to 1.70%   0.00%      44.79% to   43.99%
   2002...........................  4,661,214   2.47 to 2.38  11,317 1.15% to 1.70%   0.00%    (41.61)% to (41.94)%
 International Growth Portfolio --
   Institutional Shares
   2006...........................  5,695,936 14.27 to 22.71 169,248 0.75% to 1.60%   1.92%      45.92% to   44.68%
   2005...........................  5,689,187  27.18 to 9.78 119,507 0.75% to 1.60%   1.21%      31.30% to   30.19%
   2004...........................  5,850,102  20.79 to 7.45  96,153 0.75% to 1.60%   0.89%      18.06% to   17.05%
   2003...........................  6,790,247  17.68 to 6.31  96,516 0.75% to 1.60%   1.21%      33.90% to   32.76%
   2002...........................  8,547,809  13.26 to 4.71  92,014 0.75% to 1.60%   0.83%    (26.14)% to (26.77)%
 International Growth Portfolio --
   Service Shares
   2006...........................  2,156,293 29.80 to 20.96  32,138 1.45% to 2.20%   1.84%      44.51% to   43.41%
   2005...........................  2,594,044  20.62 to 8.89  26,589 1.45% to 2.20%   1.04%      30.03% to   29.05%
   2004...........................  3,257,488  15.86 to 6.86  25,980 1.45% to 2.20%   0.86%      16.97% to    9.50%
   2003...........................  3,539,571  13.56 to 5.88  22,850 1.45% to 1.70%   1.16%      35.60% to   32.25%
   2002...........................  2,845,383   5.51 to 4.44  13,347 1.50% to 1.70%   0.90%    (26.87)% to (27.02)%
 Large Cap Growth Portfolio --
   Institutional Shares
   2006...........................  8,909,493  25.48 to 8.63 134,434 1.15% to 1.60%   0.47%      10.10% to    9.60%
   2005........................... 11,100,423  23.14 to 7.87 156,161 1.15% to 1.60%   0.32%       3.09% to    2.63%
   2004........................... 14,045,508  22.45 to 7.67 196,579 1.15% to 1.60%   0.13%       3.31% to    2.85%
   2003........................... 17,653,848  21.73 to 7.46 243,768 1.15% to 1.60%   0.08%      30.22% to   29.63%
   2002........................... 22,269,781  16.69 to 5.75 238,533 1.15% to 1.60%   0.00%    (27.36)% to (27.69)%
 Large Cap Growth Portfolio --
   Service Shares
   2006...........................  1,935,725   6.63 to 6.54  13,364 1.50% to 1.70%   0.28%       9.47% to    9.25%
   2005...........................  2,185,778   7.06 to 5.99  13,753 1.50% to 1.70%   0.12%       2.46% to    2.25%
   2004...........................  2,676,051   6.90 to 5.86  16,511 1.50% to 1.70%   0.00%       2.64% to    2.43%
   2003...........................  3,297,592   6.72 to 5.72  19,781 1.50% to 1.70%   0.00%      29.52% to   29.26%
   2002...........................  3,634,193   5.19 to 4.42  16,885 1.50% to 1.70%   0.00%    (27.82)% to (27.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                             ---------------------- % of Average     Income          Total
                                    Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  ---------- -------------- ------- -------------- ---------- --------------------
 Mid Cap Growth Portfolio --
   Institutional Shares
   2006..........................  5,680,114 34.21 to 10.00 106,781 1.15% to 1.60%   0.00%      12.31% to   11.80%
   2005..........................  7,153,975  30.46 to 8.94 122,135 1.15% to 1.60%   0.00%      11.02% to   10.52%
   2004..........................  8,776,234  27.44 to 8.09 136,587 1.15% to 1.60%   0.00%      19.36% to   18.82%
   2003.......................... 10,582,904  22.99 to 6.81 139,995 1.15% to 1.60%   0.00%      33.55% to   32.95%
   2002.......................... 12,228,711  17.21 to 5.12 123,968 1.15% to 1.60%   0.00%    (28.77)% to (29.09)%
 Mid Cap Growth Portfolio --
   Service Shares
   2006..........................  2,314,385   5.44 to 5.37  13,878 1.50% to 1.70%   0.00%      11.61% to   11.38%
   2005..........................  2,610,339   7.22 to 4.82  14,046 1.50% to 1.70%   0.00%      10.35% to   10.13%
   2004..........................  3,157,328   6.55 to 4.37  15,551 1.50% to 1.70%   0.00%      18.67% to   18.43%
   2003..........................  3,274,296   5.52 to 3.69  13,558 1.50% to 1.70%   0.00%      32.74% to   32.48%
   2002..........................  3,435,307   4.16 to 2.79  10,607 1.50% to 1.70%   0.00%    (29.20)% to (29.34)%
 Worldwide Growth Portfolio --
   Institutional Shares
   2006..........................  7,718,473 34.96 to 10.60 164,481 1.15% to 1.60%   1.71%      16.85% to   16.32%
   2005..........................  9,616,476 29.92 to  9.11 179,661 1.15% to 1.60%   1.31%       4.65% to    4.18%
   2004.......................... 12,248,563 28.59 to  8.74 225,696 1.15% to 1.60%   0.95%       3.57% to    3.11%
   2003.......................... 15,576,320 27.61 to  8.48 283,636 1.15% to 1.60%   1.08%      22.57% to   22.01%
   2002.......................... 20,708,412 22.52 to  6.95 314,224 1.15% to 1.60%   0.82%    (26.36)% to (26.69)%
 Worldwide Growth Portfolio --
   Service Shares
   2006..........................  2,410,037  6.91 to  6.82  17,511 1.50% to 1.70%   1.59%      16.17% to   15.94%
   2005..........................  2,945,854  7.22 to  5.88  18,413 1.50% to 1.70%   1.18%       3.99% to    3.78%
   2004..........................  3,424,126  6.95 to  5.67  20,558 1.50% to 1.70%   0.87%       2.96% to    2.75%
   2003..........................  4,043,372  6.75 to  5.52  23,612 1.50% to 1.70%   0.83%      21.83% to   21.58%
   2002..........................  4,488,347  5.55 to  4.54  21,577 1.50% to 1.70%   0.61%    (26.82)% to (26.97)%
JPMorgan Insurance Trust:
 JPMorgan Insurance Trust Core
   Bond Portfolio 1
   2006..........................    151,880 10.44 to 10.39   1,581 1.45% to 2.20%   0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Equity Portfolio 1
   2006..........................        399 11.01 to 10.96       4 1.45% to 2.20%   0.00%      10.11% to    9.55%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio 1
   2006..........................        431 10.00 to  9.95       4 1.45% to 2.20%   0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio 1
   2006..........................      1,226 10.87 to 10.82      13 1.45% to 2.20%   0.00%       8.75% to    8.20%
 JPMorgan Insurance Trust
   Government Bond Portfolio 1
   2006..........................    144,330 10.44 to 10.39   1,503 1.45% to 2.20%   0.00%       4.44% to    3.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio 1
   2006............................       939 10.28 to 10.23     10 1.45% to 2.20%   0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1
   2006............................       416 10.22 to 10.17      4 1.45% to 2.20%   0.00%       2.24% to    1.72%
Legg Mason Partners Variable
  Portfolios I, Inc.:
 Legg Mason Partners Variable All
   Cap Portfolio -- Class II
   2006............................ 1,197,152 16.36 to 11.86 18,819 1.45% to 2.30%   1.35%      16.17% to   15.17%
   2005............................ 1,130,086 14.08 to 10.14 15,620 1.45% to 2.30%   0.64%       9.37% to    1.44%
   2004............................ 1,050,803 13.78 to  9.99 14,351 1.45% to 2.20%   0.22%       6.51% to  (0.13)%
   2003............................   550,460 12.93 to 12.91  7,116 1.45% to 1.70%   0.00%      29.34% to   29.12%
 Legg Mason Partners Variable
   Investors Portfolio -- Class I
   2006............................ 2,344,053 19.33 to 13.92 39,253 1.15% to 1.60%   1.55%      16.90% to   16.38%
   2005............................ 3,136,093 16.54 to 11.96 44,992 1.15% to 1.60%   1.08%       5.31% to    4.83%
   2004............................ 3,828,177 15.70 to 11.41 52,751 1.15% to 1.60%   1.41%       9.10% to    8.61%
   2003............................ 4,244,587 14.39 to 10.51 53,784 1.15% to 1.60%   1.46%      30.81% to   30.22%
   2002............................ 4,724,736 11.00 to  8.07 45,820 1.15% to 1.60%   1.07%    (23.93)% to (24.28)%
 Legg Mason Partners Variable
   Strategic Bond Portfolio --
   Class I
   2006............................ 2,386,389 15.21 to 14.23 34,924 1.15% to 1.60%   4.93%       3.82% to    3.35%
   2005............................ 2,947,461 14.65 to 13.77 41,733 1.15% to 1.60%   5.74%       1.29% to    0.84%
   2004............................ 3,360,947 14.46 to 13.66 47,175 1.15% to 1.60%   4.54%       5.42% to    4.94%
   2003............................ 3,804,830 13.72 to 13.01 50,837 1.15% to 1.60%   5.07%      11.93% to   11.42%
   2002............................ 3,830,361 12.26 to 11.68 45,855 1.15% to 1.60%   5.67%       7.59% to    7.10%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class I
   2006............................   982,919 14.33 to 12.53 13,041 1.15% to 1.60%   1.95%      11.27% to   10.77%
   2005............................ 1,230,866 12.88 to 11.31 14,823 1.15% to 1.60%   1.93%       2.13% to    1.67%
   2004............................ 1,502,908 12.61 to 11.12 17,838 1.15% to 1.60%   1.97%       7.48% to    7.00%
   2003............................ 1,670,456 11.73 to 10.39 18,581 1.15% to 1.60%   1.61%      14.58% to   14.07%
   2002............................ 1,789,547 10.24 to  9.11 17,415 1.15% to 1.60%   1.58%     (7.94)% to  (8.36)%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class II
   2006............................   961,071 11.69 to 11.32 10,918 1.45% to 2.30%   2.99%      10.63% to    9.68%
   2005............................   200,450 10.57 to 10.32  2,086 0.00% to 2.30%   6.90%       5.66% to    3.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
Legg Mason Partners Variable
  Portfolios II:
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2006............................   772,298 15.90 to 11.27 11,455 1.45% to 2.30%   0.00%       9.14% to    8.21%
   2005............................   613,685 14.57 to 10.41  8,448 1.45% to 2.30%   0.00%      16.87% to    4.11%
   2004............................   449,954 13.48 to  9.99  5,898 1.45% to 2.20%   0.00%       7.21% to  (0.05)%
   2003............................   185,388 12.57 to 12.55  2,331 1.45% to 1.70%   0.00%      25.74% to   25.53%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2006............................ 3,222,544 13.38 to 10.93 25,116 1.45% to 2.30%   0.00%       5.75% to    4.84%
   2005............................ 3,545,730 12.65 to  6.24 25,467 1.45% to 2.20%   0.14%       9.69% to    2.04%
   2004............................ 3,937,645 12.32 to  6.09 27,008 1.45% to 1.95%   0.00%       8.52% to    2.77%
   2003............................ 4,278,161 11.47 to  5.68 26,005 1.45% to 1.70%   0.00%      20.77% to   14.69%
   2002............................ 3,555,244  5.24 to  4.71 17,246 1.50% to 1.70%   0.00%    (28.80)% to (28.95)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2006............................ 2,090,802 14.98 to 11.55 21,603 1.45% to 2.30%   0.26%      11.06% to   10.11%
   2005............................ 2,371,865 13.49 to  8.65 21,954 1.45% to 2.10%   0.31%       5.48% to    4.78%
   2004............................ 2,568,716 12.79 to  8.22 22,289 1.45% to 2.10%   0.44%       9.51% to    5.81%
   2003............................ 2,644,443 11.68 to  7.53 20,576 1.45% to 1.70%   0.44%      20.01% to   16.77%
   2002............................ 2,053,327  6.49 to  6.29 13,080 1.50% to 1.70%   0.44%    (22.34)% to (22.50)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2006............................ 3,562,284 15.53 to 11.70 37,342 1.15% to 2.30%   0.00%      11.64% to   10.34%
   2005............................ 4,017,980 13.91 to  7.91 37,884 1.15% to 2.30%   0.00%      20.15% to    2.73%
   2004............................ 4,681,594 13.40 to  7.66 42,080 1.15% to 2.20%   0.00%       6.12% to  (3.17)%
   2003............................ 5,760,927 12.76 to  7.34 48,190 1.15% to 1.70%   0.00%      31.43% to   27.35%
   2002............................ 2,824,461  6.65 to  5.60 16,644 1.50% to 1.70%   0.00%    (32.83)% to (32.96)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2006............................     4,108 11.58 to 10.45     48 1.45% to 2.05%   3.38%       4.85% to    4.21%
   2005............................       302 11.05 to 11.05      3 1.45% to 1.45%   0.00%       0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2006............................ 4,769,194 13.69 to 11.10 54,869 1.45% to 2.30%   2.24%      10.01% to    9.06%
   2005............................ 1,919,260 12.66 to 10.17 20,498 1.45% to 2.30%   0.02%       3.24% to    0.71%
   2004............................     2,493 12.53 to 12.30     31 1.45% to 1.50%   1.53%      23.04% to    9.36%
   2003............................     2,387 11.46 to 11.46     27 1.50% to 1.50%   1.64%      14.27% to   14.27%
 MFS(R) Utilities Series -- Service
   Class Shares
   2006............................ 3,724,035 23.32 to 12.81 58,884 1.45% to 2.30%   1.86%      29.07% to   27.96%
   2005............................ 3,815,454 18.06 to 11.21 46,068 1.45% to 2.00%   0.54%      14.89% to   14.25%
   2004............................ 3,741,935 15.72 to  9.78 38,786 1.45% to 1.85%   1.26%      27.96% to   20.65%
   2003............................ 3,467,512 12.29 to  7.66 27,426 1.45% to 1.70%   2.09%      33.54% to   22.88%
   2002............................ 2,744,995  5.90 to  5.75 15,955 1.50% to 1.70%   2.45%    (24.06)% to (24.21)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                    Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------- -------------- ---------- --------------------
Old Mutual Insurance Series Fund:
 Old Mutual Growth II Portfolio
   2006..........................   648,716 11.38 to 11.11   7,214 1.15% to 1.40%   0.00%       5.97% to    5.70%
   2005..........................   900,188 10.74 to 10.51   9,471 1.15% to 1.40%   0.00%      10.08% to    9.80%
   2004.......................... 1,150,006  9.76 to  9.57  11,018 1.15% to 1.40%   0.00%       5.38% to    5.12%
   2003.......................... 1,584,742  9.26 to  9.10  14,442 1.15% to 1.40%   0.00%      24.26% to   23.95%
   2002.......................... 2,015,582  7.45 to  7.34  14,811 1.15% to 1.40%   0.00%    (31.23)% to (31.40)%
 Old Mutual Large Cap Growth
   Portfolio
   2006..........................   578,757 17.97 to 17.54  10,172 1.15% to 1.40%   0.00%       4.33% to    4.07%
   2005..........................   778,153 17.22 to 16.85  13,137 1.15% to 1.40%   0.00%       3.36% to    3.10%
   2004.......................... 1,038,890 16.66 to 16.35  17,008 1.15% to 1.40%   0.00%       7.69% to    7.42%
   2003.......................... 1,315,600 15.47 to 15.22  20,046 1.15% to 1.40%   0.00%      29.68% to   29.36%
   2002.......................... 1,670,201 11.93 to 11.76  19,664 1.15% to 1.40%   0.00%    (30.13)% to (30.31)%
Oppenheimer Variable Account
  Funds:
 Oppenheimer Balanced Fund/VA
   2006.......................... 2,351,158 43.98 to 14.15  62,389 1.15% to 1.60%   2.91%       9.87% to    9.38%
   2005.......................... 2,872,752 40.03 to 12.94  71,609 1.15% to 1.60%   1.81%       2.70% to    2.23%
   2004.......................... 3,257,445 38.98 to 12.66  81,205 1.15% to 1.60%   1.03%       8.83% to    8.34%
   2003.......................... 3,200,683 35.82 to 11.68  77,470 1.15% to 1.60%   3.04%      23.52% to   22.96%
   2002.......................... 3,625,185 29.00 to  9.50  70,456 1.15% to 1.60%   3.69%    (11.43)% to (11.83)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2006.......................... 3,734,727 12.22 to 10.89  43,482 1.45% to 2.30%   2.24%       9.26% to    8.31%
   2005.......................... 2,434,640 11.19 to 10.05  26,838 1.45% to 2.30%   1.26%       2.17% to    0.53%
   2004..........................   858,290 10.95 to 10.89   9,379 1.45% to 2.20%   0.00%       9.49% to    8.94%
 Oppenheimer Capital Appreciation
   Fund/VA
   2006.......................... 4,291,526 60.35 to 11.56 113,604 1.15% to 1.60%   0.40%       6.71% to    6.23%
   2005.......................... 5,344,427 56.56 to 10.88 137,163 1.15% to 1.60%   0.97%       3.89% to    3.43%
   2004.......................... 6,805,353 54.44 to 10.52 171,410 1.15% to 1.60%   0.33%       5.70% to    5.23%
   2003.......................... 7,569,133 51.50 to 10.00 190,033 1.15% to 1.60%   0.39%      29.44% to   28.86%
   2002.......................... 8,409,331 39.79 to  7.76 167,112 1.15% to 1.60%   0.66%    (27.70)% to (28.03)%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2006.......................... 1,137,445 14.18 to 11.12  15,884 1.45% to 2.30%   0.19%       6.12% to    5.21%
   2005.......................... 1,079,413 13.84 to 10.42  14,343 1.45% to 2.10%   0.72%       8.60% to    2.67%
   2004.......................... 1,047,495 13.40 to 10.15  13,465 1.45% to 2.10%   0.20%       5.07% to    1.49%
   2003..........................   545,483 12.76 to 12.30   6,776 1.45% to 1.70%   0.00%      28.73% to   22.97%
   2002..........................       100  9.69 to  9.69       1 1.70% to 1.70%   0.00%     (3.13)% to  (3.13)%
 Oppenheimer Core Bond Fund/VA
   2006.......................... 2,858,389 30.10 to 13.20  57,980 1.15% to 1.60%   5.63%       4.07% to    3.60%
   2005.......................... 3,417,647 28.92 to 12.69  69,116 1.15% to 1.60%   5.37%       1.41% to    0.95%
   2004.......................... 4,121,065 28.52 to 12.57  83,599 1.15% to 1.60%   4.90%       4.28% to    3.81%
   2003.......................... 5,350,486 27.35 to 12.10 105,152 1.15% to 1.60%   6.02%       5.55% to    5.07%
   2002.......................... 7,128,092 25.91 to 11.51 132,822 1.15% to 1.60%   7.18%       7.83% to    7.34%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                           ---------------------- % of Average     Income          Total
                                   Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 --------- -------------- ------- -------------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2006......................... 8,592,832 21.54 to 12.17 128,891 1.45% to 2.30%    0.88%     15.67% to   14.67%
   2005......................... 9,274,898 18.62 to 11.40 118,406 1.45% to 2.20%    0.86%     19.43% to   11.67%
   2004......................... 9,267,701 16.57 to 10.17 103,300 1.45% to 2.10%    1.10%     17.15% to   10.43%
   2003......................... 7,460,563 14.14 to  8.70  69,507 1.45% to 1.70%    0.56%     41.41% to   40.43%
   2002......................... 5,031,436  7.04 to  6.19  32,508 1.50% to 1.70%    0.39%   (23.53)% to (23.69)%
 Oppenheimer High Income
   Fund/VA
   2006......................... 2,216,350 42.78 to 12.64  58,611 1.15% to 1.60%    7.86%      8.17% to    7.68%
   2005......................... 2,808,835 39.55 to 11.74  70,449 1.15% to 1.60%    6.84%      1.14% to    0.68%
   2004......................... 3,560,948 39.10 to 11.66  89,889 1.15% to 1.60%    6.77%      7.71% to    7.23%
   2003......................... 5,063,463 36.30 to 10.88 114,418 1.15% to 1.60%    7.07%     22.53% to   21.98%
   2002......................... 4,957,794 29.63 to  8.92  99,031 1.15% to 1.60%   11.01%    (3.52)% to  (3.95)%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2006......................... 7,305,931 15.33 to 11.73  81,489 1.45% to 2.30%    0.89%     13.10% to   12.13%
   2005......................... 5,970,370 13.56 to  8.78  57,024 1.45% to 2.20%    1.19%      8.80% to    3.53%
   2004......................... 6,459,260 13.01 to  8.45  58,647 1.45% to 2.10%    0.69%      7.56% to    3.18%
   2003......................... 6,361,484 12.09 to  7.87  52,558 1.45% to 1.70%    0.77%     24.54% to   20.94%
   2002......................... 4,658,392  7.06 to  6.33  30,485 1.50% to 1.70%    0.57%   (20.25)% to (20.41)%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2006......................... 2,259,800 19.67 to 11.84  41,872 1.45% to 2.30%    0.16%     13.00% to   12.03%
   2005......................... 1,826,811 17.41 to 10.57  30,629 1.45% to 2.30%    0.00%     18.07% to    5.73%
   2004......................... 1,565,895 16.10 to 11.01  24,651 1.45% to 2.20%    0.00%     17.79% to   10.07%
   2003.........................   635,700 13.71 to 13.32   8,618 1.45% to 1.70%    0.00%     42.08% to   36.95%
 Oppenheimer MidCap Fund/VA
   2006......................... 2,611,132 52.03 to 11.01  75,279 1.15% to 1.60%    0.00%      1.77% to    1.32%
   2005......................... 3,279,000 51.12 to 10.87  94,098 1.15% to 1.60%    0.00%     11.04% to   10.54%
   2004......................... 3,964,971 46.04 to  9.83 103,435 1.15% to 1.60%    0.00%     18.40% to   17.87%
   2003......................... 4,766,375 38.88 to  8.34 108,385 1.15% to 1.60%    0.00%     24.15% to   23.59%
   2002......................... 5,567,170 31.32 to  6.75 105,205 1.15% to 1.60%    0.73%   (28.62)% to (28.95)%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2006.........................   387,344 15.78 to 10.67   6,052 1.45% to 2.30%    0.00%      1.22% to    0.35%
   2005.........................   401,902 15.59 to 11.67   6,217 1.45% to 1.95%    0.00%     16.75% to    9.92%
   2004.........................   399,422 14.13 to 11.21   5,612 1.45% to 1.85%    0.00%     17.70% to   12.05%
   2003.........................   221,120 12.00 to 11.94   2,652 1.45% to 1.70%    0.00%     23.34% to   19.90%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor
   Class Shares
   2006.........................   648,529 10.73 to 10.33   6,946 1.45% to 2.30%    5.24%      3.05% to    2.17%
   2005.........................   618,092 10.41 to 10.36   6,434 1.45% to 2.20%    5.04%      4.14% to    3.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2006...........................    764,583 12.81 to 12.65   9,717 1.50% to 1.70%   4.20%       0.66% to    0.45%
   2005...........................    919,440 12.73 to 12.51  11,622 1.50% to 1.70%   3.15%       3.57% to    3.36%
   2004...........................    871,513 12.29 to 12.09  10,642 1.50% to 1.70%   3.12%       3.98% to    3.77%
   2003...........................    962,082 11.82 to 11.64  11,303 1.50% to 1.70%   2.67%       0.73% to    0.52%
   2002...........................    703,343 11.74 to 11.56   8,206 1.50% to 1.70%   3.57%       6.57% to    6.35%
 High Yield Portfolio --
   Administrative Class Shares
   2006...........................  7,880,987 12.94 to 10.76 105,639 1.45% to 2.30%   6.88%       7.50% to    6.58%
   2005...........................  7,694,556 13.25 to 10.10  98,601 1.45% to 2.30%   6.51%       4.86% to    0.99%
   2004...........................  8,228,193 12.93 to 10.66 103,509 1.45% to 2.20%   6.62%       8.08% to    6.60%
   2003...........................  7,670,684 11.98 to 10.86  90,110 1.45% to 1.70%   7.39%      21.01% to    8.64%
   2002...........................  3,500,657  9.91 to  9.69  34,306 1.50% to 1.70%   8.21%     (2.67)% to  (2.87)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2006...........................  4,748,616 10.97 to  9.91  62,943 1.45% to 2.30%   5.55%     (0.31)% to  (1.17)%
   2005...........................  4,370,680 15.01 to 10.03  61,368 1.45% to 2.30%   4.27%       3.23% to    0.26%
   2004...........................  4,835,517 14.54 to 10.30  66,481 1.45% to 2.10%   4.15%       6.59% to    3.01%
   2003...........................  5,399,476 13.73 to 10.06  71,141 1.45% to 1.70%   3.05%       2.34% to    0.55%
   2002...........................  5,593,228 13.41 to 12.51  72,964 1.50% to 1.70%   7.19%      15.82% to   15.58%
 Low Duration Portfolio --
   Administrative Class Shares
   2006...........................  2,044,005 10.24 to 10.14  20,805 1.45% to 2.30%   4.24%       2.47% to    1.58%
   2005...........................    904,878  9.99 to  9.94   9,028 0.00% to 2.30%   2.45%     (0.09)% to  (0.60)%
 Total Return Portfolio --
   Administrative Class Shares
   2006........................... 26,585,312 10.91 to 10.13 321,728 1.15% to 2.30%   5.00%       2.65% to    1.46%
   2005........................... 23,356,330 13.09 to  9.98 285,362 1.15% to 2.30%   4.28%       1.27% to  (0.18)%
   2004........................... 22,362,397 12.97 to 10.16 273,766 1.15% to 2.20%   2.55%       3.68% to    1.55%
   2003........................... 20,719,015 12.55 to 10.10 250,748 1.15% to 1.70%   2.87%       3.46% to    0.98%
   2002........................... 12,946,154 12.13 to 11.68 155,041 1.50% to 1.70%   4.44%       7.43% to    7.22%
The Prudential Series Fund:
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2006...........................  2,445,477 18.77 to 11.84  36,309 1.45% to 2.30%   0.72%      11.97% to   11.00%
   2005...........................    446,962 16.76 to 12.28   7,415 1.45% to 1.95%   0.00%      22.78% to   19.02%
   2004...........................    122,842 14.03 to 10.93   1,698 1.45% to 1.85%   0.00%      13.71% to    9.27%
   2003...........................     15,206 12.34 to 12.31     188 1.45% to 1.70%   0.00%      23.35% to   23.14%
 Jennison Portfolio -- Class II
   Shares
   2006...........................    268,285 14.66 to 10.66   3,328 1.45% to 2.30%   0.00%     (0.10)% to  (0.96)%
   2005...........................    243,828 14.67 to  9.16   3,019 1.45% to 2.30%   0.00%      12.38% to    7.61%
   2004...........................    111,614 13.05 to  8.16   1,149 1.45% to 2.20%   0.06%       9.12% to    3.53%
   2003...........................     54,130 12.13 to  7.59     481 1.45% to 1.70%   0.00%      27.60% to   21.08%
   2002...........................      4,765  5.95 to  5.95      28 1.55% to 1.55%   0.00%    (32.23)% to (32.23)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                    Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------- -------------- ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2006..........................   852,359 17.83 to 13.04  15,160 1.45% to 2.30%    3.04%     19.96% to   18.93%
   2005..........................   299,613 14.86 to 14.81   4,449 1.45% to 1.95%    0.00%     48.61% to   48.10%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2006..........................     1,647 12.15 to 12.15      20 1.55% to 1.55%   13.77%      7.41% to    7.41%
   2005..........................     7,938 11.31 to 11.31      90 1.55% to 1.55%   12.89%     15.66% to   15.66%
   2004..........................     9,731   9.78 to 9.78      95 1.55% to 1.55%    0.00%     19.14% to   19.14%
   2003..........................     9,775  8.21 to  8.21      80 1.55% to 1.55%    0.00%     39.32% to   39.32%
   2002..........................     9,695  5.89 to  5.89      57 1.55% to 1.55%    0.00%   (33.46)% to (33.46)%
 SP William Blair International
   Growth Portfolio -- Class II
   Shares
   2006..........................    14,472 11.94 to 11.94     173 1.55% to 1.55%    0.80%     18.56% to   18.56%
   2005..........................     1,902 10.07 to 10.07      19 1.55% to 1.55%    1.76%     14.01% to   14.01%
   2004..........................     1,996  8.84 to  8.84      18 1.55% to 1.55%    0.00%     14.33% to   14.33%
   2003..........................     2,094  7.73 to  7.73      16 1.55% to 1.55%    0.00%     36.99% to   36.99%
   2002..........................     2,205  5.64 to  5.64      12 1.55% to 1.55%    0.00%   (24.03)% to (24.03)%
Rydex Variable Trust
 OTC Fund
   2006.......................... 2,099,071 14.33 to 10.86  10,118 1.45% to 2.30%    0.00%      4.24% to    3.35%
   2005.......................... 3,188,196 13.75 to  3.56  15,226 1.45% to 2.10%    0.00%     14.05% to  (1.00)%
   2004.......................... 3,111,699 13.80 to  3.58  14,028 1.45% to 2.10%    0.00%      7.76% to    4.93%
   2003.......................... 3,416,957 12.80 to  3.33  12,891 1.45% to 1.70%    0.00%     43.24% to   28.02%
   2002.......................... 2,006,270  3.36 to  2.33   5,133 1.50% to 1.70%    0.00%   (39.77)% to (39.89)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II
   Shares
   2006.......................... 7,575,129 16.99 to 11.94 111,331 1.45% to 2.30%    2.41%     14.37% to   13.38%
   2005.......................... 6,788,043 14.86 to 10.50  87,592 1.45% to 2.30%    0.95%      5.39% to    1.83%
   2004.......................... 5,545,359 14.48 to 10.92  69,254 1.45% to 2.20%    0.64%     15.73% to    9.21%
   2003.......................... 2,687,897 12.51 to 10.33  28,669 1.45% to 1.70%    0.38%     28.81% to   25.12%
   2002..........................   420,418  8.05 to  8.03   3,382 1.50% to 1.70%    0.00%   (20.65)% to (20.81)%
 Strategic Growth Portfolio --
   Class II Shares
   2006.......................... 1,002,002 13.37 to 10.56  11,111 1.45% to 2.30%    0.00%      1.14% to    0.27%
   2005..........................   996,830 13.22 to 10.06  10,793 1.45% to 2.20%    0.01%     13.69% to    5.38%
   2004..........................   980,231 12.46 to  9.51   9,860 1.45% to 2.10%    0.00%      5.23% to    1.97%
   2003..........................   755,482 11.84 to  9.06   7,124 1.45% to 1.70%    0.00%     25.13% to   18.41%
   2002..........................   117,404  7.26 to  7.25     852 1.50% to 1.70%    0.00%   (33.67)% to (33.80)%

--------
(a)2006 reflects AIM V.I. Growth Fund -- Series I shares and AIM V.I. Aggressive Growth Fund -- Series I shares combined with AIM V.I. Capital Appreciation Fund -- Series I shares while prior to 2006, only AIM V.I. Capital Appreciation Fund -- Series I shares activity is presented.
(b)2006 reflects AIM V.I. Premier Equity -- Series I shares combined with AIM V.I. Core Equity Fund -- Series I shares while prior to 2006, only AIM V.I. Core Equity Fund -- Series I shares activity is presented.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

(c)2006 reflects AIM V.I. Blue Chip Fund -- Series I shares combined with AIM V.I. Large Cap Growth -- Series I shares while 2005 reflects only AIM V.I. Blue Chip Fund -- Series I shares.
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  ----
Report of Independent Registered Public Accounting Firm..........................................  F-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  F-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... F-44
Schedule I, Summary of Investments--other than investments in related parties.................... F-45
Schedule III, Supplemental Insurance Information................................................. F-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                                      Years ended December 31,
                                                                                      -----------------------
                                                                                       2006    2005     2004
                                                                                      ------  ------  -------
Revenues:
   Net investment income............................................................. $427.5  $411.7  $ 421.0
   Net investment gains (losses).....................................................   (1.6)   (4.5)     5.7
   Premiums..........................................................................   96.3   103.5     96.8
   Cost of insurance.................................................................  144.6   144.7    142.2
   Variable product fees.............................................................   48.6    21.8      9.4
   Other income......................................................................   29.4    28.0     24.8
                                                                                      ------  ------  -------
       Total revenues................................................................  744.8   705.2    699.9
                                                                                      ------  ------  -------
Benefits and expenses:
   Interest credited.................................................................  318.2   269.1    291.2
   Benefits and other changes in policy reserves.....................................  185.8   190.4    182.8
   Acquisition and operating expenses, net of deferrals..............................   76.5    89.9     63.2
   Amortization of deferred acquisition costs and intangibles........................   44.9   101.0    107.3
                                                                                      ------  ------  -------
       Total benefits and expenses...................................................  625.4   650.4    644.5
                                                                                      ------  ------  -------
Income before income taxes and cumulative effect of change in accounting principle...  119.4    54.8     55.4
Provision (benefit) for income taxes.................................................   51.1    25.3   (143.3)
                                                                                      ------  ------  -------
Net income before cumulative effect of change in accounting principle................   68.3    29.5    198.7
Cumulative effect of change in accounting principle, net of tax of $0.4 million......     --      --      0.7
                                                                                      ------  ------  -------
Net income........................................................................... $ 68.3  $ 29.5  $ 199.4
                                                                                      ======  ======  =======



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                         December 31,
                                                                                      -------------------
                                                                                        2006      2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value................... $ 6,596.0 $ 5,266.3
       Equity securities available-for-sale, at fair value...........................      24.2      19.3
       Commercial mortgage loans.....................................................   1,258.8   1,042.1
       Policy loans..................................................................     170.0     158.3
       Other invested assets ($283.1 and $332.0 restricted)..........................     430.3     404.9
                                                                                      --------- ---------
              Total investments......................................................   8,479.3   6,890.9
   Cash and cash equivalents.........................................................      25.1     344.0
   Accrued investment income.........................................................      75.3      63.6
   Deferred acquisition costs........................................................     432.5     321.1
   Intangible assets.................................................................     120.4     131.6
   Reinsurance recoverable...........................................................   1,642.1   2,307.4
   Deferred income tax asset.........................................................        --       0.1
   Other assets......................................................................      62.1      46.0
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $21,220.2 $18,882.0
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $ 8,960.6 $ 8,201.5
       Liability for policy and contract claims......................................      80.1      82.1
       Other policyholder liabilities................................................     152.0     207.1
       Other liabilities ($286.7 and $333.3 restricted)..............................     456.4     516.2
       Deferred income tax liability.................................................      27.6        --
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  20,060.1  17,784.2
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................     956.8     938.6
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................       3.4      12.5
          Derivatives qualifying as hedges...........................................       0.6       1.1
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................       4.0      13.6
       Retained earnings.............................................................      63.7        --
                                                                                      --------- ---------
              Total stockholders' equity.............................................   1,160.1   1,097.8
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $21,220.2 $18,882.0
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $1,060.6     $ 88.1     $ 527.7    $1,822.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --       199.4       199.4
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (15.7)         --       (15.7)
   Derivatives qualifying as hedges...      --      --         --        2.9          --         2.9
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         186.6
Contributed capital...................      --      --        0.5         --          --         0.5
Dividends to stockholders.............      --      --         --         --      (419.1)     (419.1)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2004......   120.0    25.6    1,061.1       75.3       308.0     1,590.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        29.5        29.5
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (59.5)         --       (59.5)
   Derivatives qualifying as hedges...      --      --         --       (2.2)         --        (2.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         (32.2)
Dividends and other transactions with
  stockholders........................      --      --     (122.5)        --      (337.5)     (460.0)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2005......   120.0    25.6      938.6       13.6          --     1,097.8
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        68.3        68.3
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --       (9.1)         --        (9.1)
   Derivatives qualifying as hedges...      --      --         --       (0.5)         --        (0.5)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                          58.7
Redemption of preferred stock.........   (10.0)     --         --         --          --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --       18.2         --        (4.6)       13.6
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $  956.8     $  4.0     $  63.7    $1,160.1
                                        ======   =====   ========     ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2006       2005       2004
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income.............................................................. $    68.3  $    29.5  $   199.4
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses......................................       1.6        4.5       (5.7)
       Charges assessed to policyholders...................................    (144.6)    (144.7)    (142.2)
       Purchases of trading securities.....................................     (39.9)     (15.0)        --
       Amortization of fixed maturity discounts and premiums...............       9.1       18.5       28.3
       Acquisition costs deferred..........................................    (142.3)     (93.3)     (89.1)
       Amortization of deferred acquisition costs and intangibles..........      44.9      101.0      107.3
       Deferred income taxes...............................................      33.2       39.1     (174.0)
       Cumulative effect of change in accounting principle, net of tax.....        --         --       (0.7)
       Change in certain assets and liabilities:
          Accrued investment income and other assets.......................     (43.5)      34.1        6.2
          Insurance reserves...............................................     347.6      267.1      483.3
          Other liabilities and other policy-related balances..............     (47.9)     (62.9)       8.7
                                                                            ---------  ---------  ---------
       Net cash from operating activities..................................      86.5      177.9      421.5
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets................................................................     650.6    1,418.4      541.1
   Proceeds from maturities of investment securities and other invested
     assets................................................................     836.0      571.0    1,193.8
   Principal collected on commercial mortgage loans........................     174.3      297.0      217.5
   Purchases of investment securities and other invested assets............  (2,867.9)    (940.2)  (1,465.9)
   Commercial mortgage loan originations...................................    (389.5)    (125.7)    (216.6)
   Short-term investment activity, net.....................................     (10.0)        --       99.6
   Policy loans, net.......................................................     (11.7)      (9.9)      (9.9)
                                                                            ---------  ---------  ---------
       Net cash from investing activities..................................  (1,618.2)   1,210.6      359.6
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts..........................   4,277.4    1,537.6    1,293.0
   Redemption and benefit payments on investment contracts.................  (3,062.4)  (2,608.6)  (2,024.6)
   Proceeds from secured borrowings from affiliate.........................        --       20.5         --
   Proceeds from short-term borrowings and other, net......................      17.5      388.0      251.4
   Payments on short-term borrowings.......................................        --     (398.8)    (246.9)
   Redemption of preferred stock...........................................     (10.0)        --         --
   Dividends paid to stockholders..........................................      (9.7)      (9.6)     (40.0)
                                                                            ---------  ---------  ---------
       Net cash from financing activities..................................   1,212.8   (1,070.9)    (767.1)
                                                                            ---------  ---------  ---------
       Net change in cash and cash equivalents.............................    (318.9)     317.6       14.0
   Cash and cash equivalents at beginning of year..........................     344.0       26.4       12.4
                                                                            ---------  ---------  ---------
   Cash and cash equivalents at end of year................................ $    25.1  $   344.0  $    26.4
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to the Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited ("Brookfield").

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC ("GLAIC Merged"). GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance").

   The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth. See note 17 for pro forma financial information.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. These mergers were part of the continuing efforts of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Retirement Income and Investments products include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 26.6% of our variable annuity product sales in 2006 were through two national banks.

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (i) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (k) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our DAC recoverability testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (m) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method.

   (n) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (r) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

   (s) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   (t) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(2) Investments

   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                              2006    2005    2004
---------------------                                             ------  ------  ------
Fixed maturities--taxable........................................ $327.3  $331.3  $345.2
Fixed maturities--non-taxable....................................     --     0.1     0.1
Commercial mortgage loans........................................   74.3    75.3    77.1
Equity securities................................................    0.3     0.8     0.1
Other investments................................................   24.1     3.4    (1.2)
Policy loans.....................................................   10.6    10.1     7.5
                                                                  ------  ------  ------
   Gross investment income before expenses and fees..............  436.6   421.0   428.8
Expenses and fees................................................   (9.1)   (9.3)   (7.8)
                                                                  ------  ------  ------
   Net investment income......................................... $427.5  $411.7  $421.0
                                                                  ======  ======  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

(Amounts in millions)                                         2006    2005    2004
---------------------                                        ------  ------  -----
Available-for-sale securities:
   Realized gains on sale................................... $ 15.5  $ 12.0  $10.7
   Realized losses on sale..................................  (15.0)   (4.3)  (4.1)
Impairments.................................................     --   (12.2)  (0.9)
Net unrealized gains (losses) on trading securities.........   (0.9)     --     --
Derivative instruments......................................   (1.2)     --     --
                                                             ------  ------  -----
Net investments gains (losses).............................. $ (1.6) $ (4.5) $ 5.7
                                                             ======  ======  =====

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income
(loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                                  2006   2005    2004
---------------------                                                                 -----  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturities.................................................................. $11.4  $ 30.0  $145.4
   Equity securities.................................................................   1.0     5.6     6.0
   Restricted other invested assets..................................................  (3.6)   (1.3)     --
                                                                                      -----  ------  ------
       Subtotal......................................................................   8.8    34.3   151.4
                                                                                      -----  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs...  (3.6)  (15.1)  (40.7)
Deferred income taxes, net...........................................................  (1.8)   (6.7)  (38.7)
                                                                                      -----  ------  ------
       Net unrealized gains (losses) on investment securities........................ $ 3.4  $ 12.5  $ 72.0
                                                                                      =====  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                   2006     2005    2004
---------------------                                                                  ------  -------  ------
Net unrealized gains (losses) on investment securities as of January 1................ $ 12.5  $  72.0  $ 87.7
                                                                                       ------  -------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities.................................  (25.2)  (120.0)  (52.5)
   Adjustment to deferred acquisition costs...........................................    1.6      6.9    19.7
   Adjustment to present value of future profits......................................    9.9     18.7    12.2
   Provision for deferred income taxes................................................    4.9     32.0     8.6
                                                                                       ------  -------  ------
       Changes in unrealized gains (losses) on investment securities..................   (8.8)   (62.4)  (12.0)
Reclassification adjustments to net investment (gains) losses net of deferred taxes of
  $0.2, $(1.6) and $2.0...............................................................   (0.3)     2.9    (3.7)
                                                                                       ------  -------  ------
Net unrealized gains (losses) on investment securities as of December 31.............. $  3.4  $  12.5  $ 72.0
                                                                                       ======  =======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   29.2     $ 0.3      $ (0.1)   $   29.4
Non-U.S. government...........................................      127.7      14.1          --       141.8
U.S. corporate................................................    2,792.1      30.2       (27.0)    2,795.3
Non-U.S. corporate............................................      813.2       8.7        (8.2)      813.7
Mortgage and asset-backed.....................................    2,822.4      12.4       (19.0)    2,815.8
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    6,584.6      65.7       (54.3)    6,596.0
Equity securities.............................................       23.2       1.0          --        24.2
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $6,607.8     $66.7      $(54.3)   $6,620.2
                                                                 ========     =====      ======    ========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   70.2     $ 0.5      $ (0.5)   $   70.2
Non-U.S. government...........................................      101.9       9.7        (0.2)      111.4
U.S. corporate................................................    2,784.6      55.8       (23.4)    2,817.0
Non-U.S. corporate............................................      440.7      10.1        (5.6)      445.2
Mortgage and asset-backed.....................................    1,838.9       7.7       (24.1)    1,822.5
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    5,236.3      83.8       (53.8)    5,266.3
Equity securities.............................................       13.7       5.6          --        19.3
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $5,250.0     $89.4      $(53.8)   $5,285.6
                                                                 ========     =====      ======    ========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $    7.2    $ (0.1)       2      $     --    $   --       --
   U.S. corporate.......................     608.6      (8.8)      80         730.4     (18.2)     167
   Corporate--non U.S...................     165.5      (1.5)      27         194.6      (6.7)      36
   Asset backed.........................     119.5      (0.7)      22         431.9      (9.0)      35
   Mortgage backed......................     270.3      (1.2)      48         331.0      (8.1)      88
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
   20-50% Below cost....................        --        --       --            --        --       --
   (greater than)50% Below cost.........        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total fixed maturities..................  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
Investment grade........................  $1,098.8    $(10.8)     161      $1,652.6    $(40.5)     314
Below investment grade..................      72.3      (1.5)      18          35.3      (1.5)      12
Not Rated...............................        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 505 securities accounting for unrealized losses of $54.3 million. Of these unrealized losses, 94.5% were investment grade (rated AAA through BBB-) and 100.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   There were no securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2006.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $   36.9    $ (0.2)       7       $ 13.8     $ (0.3)       3
   Government--non U.S..................      12.6      (0.2)      11           --         --       --
   U.S. corporate.......................     782.6     (13.7)     164        310.0       (9.7)      64
   Corporate--non U.S...................     155.5      (2.4)      35         83.7       (3.2)      13
   Asset backed.........................     538.7      (7.6)      44        109.2       (1.4)      20
   Mortgage backed......................     538.1      (8.9)     101        210.8       (6.2)      50
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $2,064.4    $(33.0)     362       $722.6     $(18.3)     147
   20-50% Below cost....................        --        --       --          4.9       (2.5)       3
   (greater than)50% Below cost.........        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total fixed maturities..................  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
Investment grade........................  $1,988.2    $(31.0)     337       $714.3     $(18.0)     140
Below investment grade..................      76.2      (2.0)      25         13.2       (2.8)      10
Not Rated...............................        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===

   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                Amortized cost Estimated
       (Amounts in millions)                       or cost     fair value
       ---------------------                    -------------- ----------
       Due in one year or less.................    $  319.5     $  318.8
       Due after one year through five years...     1,477.6      1,488.0
       Due after five years through ten years..     1,176.1      1,174.0
       Due after ten years.....................       789.0        799.4
                                                   --------     --------
          Subtotal.............................     3,762.2      3,780.2
       Mortgage and asset-backed...............     2,822.4      2,815.8
                                                   --------     --------
          Total fixed maturities...............    $6,584.6     $6,596.0
                                                   ========     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   As of December 31, 2006, $789.6 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, consumer - cyclical and utilities and energy industry groups represented approximately 38.2%, 13.7% and 11.5% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $4.9 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  350.1       27.8%      $  347.9       33.3%
Industrial..........................................       340.0       27.0          354.9       33.9
Retail..............................................       222.8       17.7          234.2       22.4
Apartments..........................................       124.9        9.9           91.8        8.8
Hotel...............................................       133.8       10.6             --         --
Mixed use/other.....................................        88.9        7.0           16.6        1.6
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  365.7       29.0%      $  300.5       28.7%
South Atlantic......................................       262.6       20.8          190.7       18.2
Middle Atlantic.....................................       113.9        9.0          115.9       11.1
East North Central..................................       203.7       16.2          204.6       19.6
Mountain............................................       179.0       14.2           98.1        9.4
West South Central..................................        30.5        2.4           38.7        3.7
West North Central..................................        44.7        3.6           48.2        4.6
East South Central..................................        31.8        2.5           17.3        1.7
New England.........................................        28.6        2.3           31.4        3.0
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $104.8 million and $4.8 million of mortgages secured by real estate in California, which represents 26.9% and 4.0% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

    (Amounts in millions)                               2006   2005   2004
    ---------------------                              -----  -----  -----
    Balance as of January 1........................... $ 4.3  $10.4  $10.4
    Provision charged (released) to operations........  (2.0)  (4.6)   1.0
    Transfers.........................................    --     --   (0.6)
    Amounts written off, net of recoveries............    --   (1.5)  (0.4)
                                                       -----  -----  -----
    Balance as of December 31......................... $ 2.3  $ 4.3  $10.4
                                                       =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                         --------------------------------------------------
                                                   2006                      2005
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Restricted other invested assets........     $283.1        65.8%       $332.0        82.0%
Limited partnerships....................       51.1        11.9          48.6        12.0
Trading securities......................       53.1        12.3          15.0         3.7
Derivatives.............................       30.2         7.0           6.5         1.6
Short-term investments..................       10.0         2.3            --          --
Other investments.......................        2.8         0.7           2.8         0.7
                                             ------       -----        ------       -----
Total...................................     $430.3       100.0%       $404.9       100.0%
                                             ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $277.7      $1.4      $(5.2)     $273.9
U.S. corporate...............................     9.0       0.2         --         9.2
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $286.7      $1.6      $(5.2)     $283.1
                                               ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate...............................     9.0       0.2       (0.1)        9.1
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $333.3      $3.1      $(4.4)     $332.0
                                               ======      ====      =====      ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized
                                                       cost    Estimated
       (Amounts in millions)                          or cost  fair value
       ---------------------                         --------- ----------
       Due in one year or less......................  $  9.0     $  8.9
       Due after one year through five years........    79.3       77.7
       Due after five years through ten years.......   169.3      166.7
       Due after ten years..........................    29.1       29.8
                                                      ------     ------
          Total restricted other invested assets....  $286.7     $283.1
                                                      ======     ======

   As of December 31, 2006, $46.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                               2006    2005     2004
---------------------                                              ------  ------  -------
Unamortized balance as of January 1............................... $321.3  $255.2  $ 923.8
Cost deferred.....................................................  142.3    93.3     89.1
Amortization, net of interest accretion...........................  (32.5)  (27.2)   (23.6)
Transfers due to reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC")--see note 5.........................     --      --   (734.1)
                                                                   ------  ------  -------
Unamortized balance as of December 31.............................  431.1   321.3    255.2
Cumulative effect of net unrealized investment gains (losses).....    1.4    (0.2)    (7.1)
                                                                   ------  ------  -------
Balance as of December 31......................................... $432.5  $321.1  $ 248.1
                                                                   ======  ======  =======

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                           2006                  2005
                                                   --------------------  --------------------
                                                    Gross                 Gross
                                                   carrying Accumulated  carrying Accumulated
(Amounts in millions)                               amount  amortization  amount  amortization
---------------------                              -------- ------------ -------- ------------
Present value of future profits ("PVFP")..........  $152.3     $(51.4)    $142.4     $(41.4)
Capitalized software..............................    26.6      (16.8)      37.1      (14.4)
Deferred sales inducements to contractholders.....    11.5       (1.8)       8.7       (0.8)
All other.........................................     1.0       (1.0)       1.0       (1.0)
                                                    ------     ------     ------     ------
Total.............................................  $191.4     $(71.0)    $189.2     $(57.6)
                                                    ======     ======     ======     ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005, and 2004 was $12.4 million, $16.3 million and $23.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005    2004
---------------------                                                ------  ------  ------
Unamortized balance as of January 1................................. $115.9  $129.7  $173.9
Interest accreted at 4.6%, 4.9% and 5.2%, respectively..............    5.1     6.0     7.1
Amortization........................................................  (15.1)  (19.8)  (27.6)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (23.7)
                                                                     ------  ------  ------
Unamortized balance as of December 31...............................  105.9   115.9   129.7
Accumulated effect of net unrealized investment gains (losses)......   (5.0)  (14.9)  (33.6)
                                                                     ------  ------  ------
Balance as of December 31........................................... $100.9  $101.0  $ 96.1
                                                                     ======  ======  ======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                         2007..................... 6.5%
                         2008..................... 6.0%
                         2009..................... 5.7%
                         2010..................... 4.5%
                         2011..................... 4.7%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   As of December 31, 2006 and 2005, there is no goodwill balance remaining as a result of these charges.

   (5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. The retention limit for issue ages over 75 is $0.1 million.

   On November 30, 2005, we entered into a reinsurance agreement with FCL, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $3.0 billion.

   This agreement is accounted for under the deposit method of accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly. As a result of the merger effective January 1, 2007, this reinsurance agreement has been terminated.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 31.1% of our reinsured life insurance net at risk exposure was ceded to one company.

   Net life insurance in-force as of December 31 is summarized as follows:

 (Amounts in millions)                            2006       2005       2004
 ---------------------                         ---------  ---------  ---------
 Direct life insurance in-force............... $20,392.7  $22,219.1  $24,723.4
 Amounts assumed from other companies.........   1,470.5    1,638.3    1,863.3
 Amounts ceded to other companies.............  (2,676.6)  (3,313.6)  (4,045.2)
                                               ---------  ---------  ---------
 Net in-force................................. $19,186.6  $20,543.8  $22,541.5
                                               =========  =========  =========
 Percentage of amount assumed to net..........       7.7%       8.0%       8.3%
                                               =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

     (Amounts in millions)                          2006    2005    2004
     ---------------------                         ------  ------  ------
     Direct....................................... $107.5  $113.3  $110.8
     Assumed......................................    4.4     3.8     2.5
     Ceded........................................  (15.6)  (13.6)  (16.5)
                                                   ------  ------  ------
     Net premiums earned.......................... $ 96.3  $103.5  $ 96.8
                                                   ======  ======  ======
     Percentage of amount assumed to net..........    4.6%    3.7%    2.6%
                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $124.0 million, $178.2 million and $127.5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                                   Mortality/
                                                   morbidity  Interest rate
(Amounts in millions)                              assumption  assumption     2006     2005
---------------------                              ---------- ------------- -------- --------
Investment contracts..............................   Account
                                                     balance       N/A      $6,685.9 $5,888.3
Limited payment contracts.........................     (a)     4.0% - 7.8%     205.3    203.6
Traditional life insurance contracts..............     (b)     2.5% - 6.0%     281.9    295.8
Universal life type contracts.....................   Account
                                                     balance       N/A       1,729.3  1,756.6
Accident and health...............................     (c)     4.5% - 5.3%      58.2     57.2
                                                                            -------- --------
Total future annuity and contracts benefits.......                          $8,960.6 $8,201.5
                                                                            ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

 (Amounts in millions)                                  2006   2005     2004
 ---------------------                                  ----- ------  -------
 Current federal income tax............................ $17.6 $(13.2) $  34.2
 Deferred federal income tax...........................  32.5   37.2   (166.6)
                                                        ----- ------  -------
    Total federal income tax...........................  50.1   24.0   (132.4)
                                                        ----- ------  -------
 Current state income tax..............................   0.3   (0.8)    (3.5)
 Deferred state income tax.............................   0.7    2.1     (7.4)
                                                        ----- ------  -------
    Total state income tax.............................   1.0    1.3    (10.9)
                                                        ----- ------  -------
        Total provision (benefit) for income taxes..... $51.1 $ 25.3  $(143.3)
                                                        ===== ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                             2006   2005    2004
                                                             ----  -----  ------
Statutory U.S. federal income tax rate...................... 35.0%  35.0%   35.0%
State income tax, net of federal income tax benefit.........  0.5    1.6    (4.2)
Non-deductible goodwill impairment..........................   --   36.8    37.8
Dividends-received deduction................................ (6.9) (17.4)  (11.9)
Reinsurance transactions with UFLIC.........................   --     --  (315.9)
Tax contingencies........................................... 13.1   (9.7)     --
Other, net..................................................  1.1   (0.1)    0.4
                                                             ----  -----  ------
   Effective rate........................................... 42.8%  46.2% (258.8)%
                                                             ====  =====  ======

   The components of the net deferred income tax asset (liability) as of December 31, are as follows:

      (Amounts in millions)                                  2006    2005
      ---------------------                                 ------  ------
      Assets:
         Future annuity and contract benefits.............. $ 72.8  $ 55.8
         Accrued expenses..................................   23.2    48.6
         Investments.......................................   18.0      --
         Other, net........................................    2.7    17.5
                                                            ------  ------
             Total deferred income tax asset...............  116.7   121.9
                                                            ------  ------
      Liabilities:
         Net unrealized gains on investment securities.....    1.8     6.7
         Net unrealized gains on derivatives...............    0.3     0.6
         Investments.......................................     --     6.1
         Present value of future profits...................   24.7    20.1
         Deferred acquisition costs........................  100.3    57.8
         Other, net........................................   17.2    30.5
                                                            ------  ------
             Total deferred income tax liability...........  144.3   121.8
                                                            ------  ------
             Net deferred income tax asset (liability)..... $(27.6) $  0.1
                                                            ======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   As of December 31, 2006 and 2005, the current income tax receivable was $3.4 million and $1.2 million, respectively. In 2006, we recorded $18.2 million in additional paid-in capital as a deemed capital contribution related to taxes, of which $17.9 million related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (8) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $140.5 million, $124.7 million and $117.7 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $67.4 million, $65.0 million and $65.9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $0.5 million, $2.5 million and $3.9 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $7.7 million, $6.3 million and $3.0 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a credit line of $500.0 million with GNA. There was no significant interest expense incurred under this agreement in 2006. Interest expense under this agreement was $0.2 million and $0.1 million for the years ended December 31, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 was $16.1 million and was included with other liabilities in the Consolidated Balance Sheets. No amount was outstanding as of December 31, 2005.

(9) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $2.7 million and $1.6 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $23.5 million and $0.3 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(10) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2006                          2005
                                        ----------------------------- -----------------------------
                                        Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                    amount    amount  fair value  amount    amount  fair value
---------------------                   --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans...........  $    (a) $1,258.8  $1,254.4    $   (a) $1,042.1  $1,054.7
   Other financial instruments.........       (a)     23.1      32.3        (a)     19.6      27.0
Liabilities:
   Borrowings..........................       (a)     16.1      16.1        (a)       --        --
   Investment contract benefits........       (a)  6,685.9   6,625.9        (a)  5,888.3   5,835.0
Other firm commitments:
   Ordinary course of business lending
     commitments.......................    2.7          --        --     1.6          --        --
   Commitments to fund limited
     partnerships......................   23.5          --        --     0.3          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                            2006   2005
---------------------                                                                           -----  -----
Derivatives qualifying as effective hedges as of January 1..................................... $ 1.1  $ 3.3
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.2)...    --    0.4
Reclassification to net income, net of deferred taxes of $0.3 and $1.7.........................  (0.5)  (2.6)
                                                                                                -----  -----
Balance as of December 31...................................................................... $ 0.6  $ 1.1
                                                                                                =====  =====

   Derivatives qualifying as hedges amounting to $0.6 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the years ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                                 December 31,
                                    ---------------------------------------
                                           2006                2005
                   -                ------------------- -------------------
                                    Notional Estimated  Notional Estimated
     (Amounts in millions)           value   fair value  value   fair value
     ---------------------          -------- ---------- -------- ----------
     Interest rate swaps........... $1,276.6   $ 8.2     $ 96.5     $1.1
     Equity index options..........    271.9    16.4       31.0      2.5
     Financial futures.............     18.5      --        8.8      0.1
                                    --------   -----     ------     ----
            Total.................. $1,567.0   $24.6     $136.3     $3.7
                                    ========   =====     ======     ====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $30.2 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $5.6 million and $2.8 million, respectively.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $1.6 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $1.6 million and $2.7 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $2.5 million, $(15.5) million and $38.1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   For a discussion of dividends paid to stockholders, see note 13. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

   Supplemental schedule of non-cash investing and financing activities

                                                                  Years ended December 31,
                                                                  ----------------------
(Amounts in millions)                                             2006    2005     2004
---------------------                                             -----  ------ ---------
Excluded net assets:
   Assets........................................................ $  --  $   -- $ 2,834.9
   Liabilities...................................................    --      --  (2,840.4)
                                                                  -----  ------ ---------
   Net assets transferred........................................ $  --  $   -- $    (5.5)
                                                                  =====  ====== =========
Other non-cash transactions:
   Change in collateral for securities lending transactions...... $  --  $ 23.8 $   (23.8)
   Dividends paid to stockholders................................    --   440.3     379.1
   Tax contingencies and other tax related items.................  18.2      --        --
                                                                  -----  ------ ---------
   Total other non-cash transactions............................. $18.2  $464.1 $   355.3
                                                                  =====  ====== =========

(12) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

          (Amounts in millions)                          2006   2005
          ---------------------                         ------ ------
          Assets secured by:
             Commercial mortgage loans................. $ 77.1 $ 96.5
             Fixed maturities..........................   39.8   66.1
             Other receivables.........................   86.7   91.5
                                                        ------ ------
                 Total assets.......................... $203.6 $254.1
                                                        ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                                   December 31,
                                               ---------------------
                                                  2006       2005
                                               ---------- ----------
                                                    Fair       Fair
           (Amounts in millions)               Cost value Cost value
           ---------------------               ---- ----- ---- -----
           Retained interests--assets......... $5.6 $12.2 $8.0 $10.4
           Servicing assets...................   --    --   --    --
           Recourse liability.................   --    --   --    --
                                               ---- ----- ---- -----
           Total.............................. $5.6 $12.2 $8.0 $10.4
                                               ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(13) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $167.2 million in dividends in 2007 without obtaining regulatory approval.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we did not declare or pay any common stock dividend. In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

(14) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

       (Amounts in millions)                          2006   2005   2004
       ---------------------                         ------ ------ ------
       Statutory net income......................... $169.6 $144.4 $105.8
       Statutory capital and surplus................  587.8  476.0  817.2

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(15) Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding agreements, FABNs and a reinsured block of structured settlements; and (2) Protection, which includes universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   269.8   $  141.2   $ 16.5    $   427.5
Net investment gains (losses)..........................       (7.7)      (1.1)     7.2         (1.6)
Premiums...............................................         --       96.3       --         96.3
Other revenues.........................................       91.4      131.2       --        222.6
                                                         ---------   --------   ------    ---------
   Total revenues......................................      353.5      367.6     23.7        744.8
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      246.1      257.9       --        504.0
Acquisition and operating expenses, net of deferrals...       39.9       30.6      6.0         76.5
Amortization of deferred acquisition costs and
  intangibles..........................................       23.5       21.4       --         44.9
                                                         ---------   --------   ------    ---------
Total benefits and expenses............................      309.5      309.9      6.0        625.4
                                                         ---------   --------   ------    ---------
Income before income taxes.............................       44.0       57.7     17.7        119.4
Provision for income taxes.............................        7.8       20.5     22.8         51.1
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    36.2   $   37.2   $ (5.1)   $    68.3
                                                         =========   ========   ======    =========
Total assets...........................................  $17,901.2   $2,615.9   $703.1    $21,220.2
                                                         =========   ========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   229.5   $  141.0   $ 41.2    $   411.7
Net investment gains (losses)..........................         --         --     (4.5)        (4.5)
Premiums...............................................        0.1      103.4       --        103.5
Other revenues.........................................       58.6      135.9       --        194.5
                                                         ---------   --------   ------    ---------
   Total revenues......................................      288.2      380.3     36.7        705.2
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      194.1      265.4       --        459.5
Acquisition and operating expenses, net of deferrals...       33.3       34.6     22.0         89.9
Amortization of deferred acquisition costs and
  intangibles..........................................       20.1       80.9       --        101.0
                                                         ---------   --------   ------    ---------
   Total benefits and expenses.........................      247.5      380.9     22.0        650.4
                                                         ---------   --------   ------    ---------
Income (loss) before income taxes......................       40.7       (0.6)    14.7         54.8
Provision for income taxes.............................        3.2       20.2      1.9         25.3
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    37.5   $  (20.8)  $ 12.8    $    29.5
                                                         =========   ========   ======    =========
Total assets...........................................  $15,507.4   $2,680.0   $694.6    $18,882.0
                                                         =========   ========   ======    =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                   Retirement
                                                                   Income and             Corporate
(Amounts in millions)                                              Investments Protection and Other Consolidated
---------------------                                              ----------- ---------- --------- ------------
Net investment income.............................................   $238.5      $140.3    $  42.2    $ 421.0
Net investment gains (losses).....................................       --          --        5.7        5.7
Premiums..........................................................      0.4        96.4         --       96.8
Other revenues....................................................     40.0       136.4         --      176.4
                                                                     ------      ------    -------    -------
   Total revenues.................................................    278.9       373.1       47.9      699.9
                                                                     ------      ------    -------    -------
Interest credited, benefits and other changes in policy reserves..    202.4       271.6         --      474.0
Acquisition and operating expenses, net of deferrals..............     17.1        31.1       15.0       63.2
Amortization of deferred acquisition costs and intangibles........     78.6        28.7         --      107.3
                                                                     ------      ------    -------    -------
   Total benefits and expenses....................................    298.1       331.4       15.0      644.5
                                                                     ------      ------    -------    -------
Income (loss) before income taxes and cumulative effect of change
  in accounting principle.........................................    (19.2)       41.7       32.9       55.4
Provision (benefit) for income taxes..............................      8.2        14.8     (166.3)    (143.3)
                                                                     ------      ------    -------    -------
Net income (loss) before cumulative effect of change in accounting
  principle.......................................................    (27.4)       26.9      199.2      198.7
Cumulative effect of change in accounting principle, net of tax...      0.7          --         --        0.7
                                                                     ------      ------    -------    -------
Net income (loss).................................................   $(26.7)     $ 26.9    $ 199.2    $ 199.4
                                                                     ======      ======    =======    =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(16) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                               First Quarter Second Quarter Third Quarter  Fourth Quarter
                               ------------- -------------  -------------  -------------
(Amounts in millions)           2006   2005   2006    2005   2006   2005    2006    2005
---------------------          ------ ------ ------  ------ ------ ------  ------  ------
Net investment income......... $ 91.9 $107.8 $108.1  $ 98.1 $104.1 $101.5  $123.4  $104.3
                               ====== ====== ======  ====== ====== ======  ======  ======
Total revenues................ $165.4 $184.1 $175.2  $170.9 $181.4 $172.3  $222.8  $177.9
                               ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)............. $  9.9 $ 27.0 $ 19.1  $ 15.4 $ 23.3 $(37.9) $ 16.0  $ 25.0
                               ====== ====== ======  ====== ====== ======  ======  ======

(17) Pro Forma Condensed Combined Financial Information (unaudited)

   On January 1, 2007, FHL and FCL merged with and into GLAIC. The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as GLAIC, FHL and FCL are all wholly-owned subsidiaries of Genworth. As the mergers of FHL and FCL will be accounted for as a pooling of interests, we will present pro forma combined financial information for the three years ended December 31, 2006 for the income statement and as of December 31, 2006 for the balance sheet.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL occurred on January 1, 2004 and the AML and GLICNY transfer occurred on January 1, 2006 for the periods indicated:

                                                         For the year ended December 31, 2006
                                     ----------------------------------------------------------------------------
                                                                                            Pro forma
                                                                                          adjustments--
                                                                                           transfer of
                                      Historical                                            American
                                     Genworth Life   Historical                             Mayflower
                                      and Annuity   Federal Home                  Pro         Life
                                       Insurance   Life Insurance                forma      Insurance
                                      Company and   Company and                historical  Company of
                                     Subsidiaries   Subsidiaries  Eliminations  combined    New York    Pro forma
                                     ------------- -------------- ------------ ---------- ------------- ---------
Revenues:
    Premiums........................    $ 96.3        $1,036.0       $  --      $1,132.3     $(38.1)(b) $1,094.2
    Net investment income...........     427.5           689.4          --       1,116.9      (46.8)(b)  1,070.1
    Net investment gains
     (losses).......................      (1.6)            4.7          --           3.1        1.0(b)       4.1
    Policy fees and other income....     222.6           169.7        (9.5)(a)     382.8       (2.1)(b)    380.7
                                        ------        --------       -----      --------     ------     --------
       Total revenues...............     744.8         1,899.8        (9.5)      2,635.1      (86.0)     2,549.1
                                        ------        --------       -----      --------     ------     --------
Benefits and expenses:
    Benefits and other changes in
     policy reserves................     185.8           916.1          --       1,101.9      (40.3)(b)  1,061.6
    Interest credited...............     318.2           188.0        (9.5)(a)     496.7      (16.0)(b)    480.7
    Acquisition and operating
     expenses, net of deferrals.....      76.5           193.9          --         270.4       (0.2)(b)    270.2
    Amortization of deferred
     acquisition costs and
     intangibles....................      44.9            39.2          --          84.1       (1.4)(b)     82.7
    Interest expense................        --           134.0          --         134.0         --        134.0
                                        ------        --------       -----      --------     ------     --------
       Total benefits and
        expenses....................     625.4         1,471.2        (9.5)      2,087.1      (57.9)     2,029.2
                                        ------        --------       -----      --------     ------     --------
Income before income taxes..........     119.4           428.6          --         548.0      (28.1)       519.9
Provision (benefit) for income
 taxes..............................      51.1           137.3          --         188.4      (10.0)(b)    178.4
Equity in net income of
 unconsolidated subsidiary..........        --              --          --            --       17.3(c)      17.3
                                        ------        --------       -----      --------     ------     --------
Net income (loss)...................    $ 68.3        $  291.3       $  --      $  359.6     $ (0.8)    $  358.8
                                        ======        ========       =====      ========     ======     ========

--------
(a)Reflects adjustment to eliminate the intercompany reinsurance between GLAIC and FCL related to the FABN program.
(b)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(c)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                            For the year ended December 31, 2005
                                               -------------------------------------------------------------
                                                Historical
                                               Genworth Life   Historical
                                                and Annuity   Federal Home
                                                 Insurance   Life Insurance
                                                Company and   Company and                Pro forma historical
                                               Subsidiaries   Subsidiaries  Eliminations       combined
                                               ------------- -------------- ------------ --------------------
Revenues:
   Premiums...................................    $103.5        $1,008.9        $--            $1,112.4
   Net investment income......................     411.7           606.9         --             1,018.6
   Net investment gains (losses)..............      (4.5)           (5.2)        --                (9.7)
   Policy fees and other income...............     194.5           167.8         --               362.3
                                                  ------        --------        ---            --------
       Total revenues.........................     705.2         1,778.4         --             2,483.6
                                                  ------        --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves.................................     190.4           954.7         --             1,145.1
   Interest credited..........................     269.1           186.9         --               456.0
   Acquisition and operating expenses, net of
     deferrals................................      89.9           148.0         --               237.9
   Amortization of deferred acquisition costs
     and intangibles..........................     101.0            76.4         --               177.4
   Interest expense...........................        --            48.7         --                48.7
                                                  ------        --------        ---            --------
       Total benefits and expenses............     650.4         1,414.7         --             2,065.1
                                                  ------        --------        ---            --------
Income before income taxes....................      54.8           363.7         --               418.5
Provision for income taxes....................      25.3           122.6         --               147.9
                                                  ------        --------        ---            --------
Net income....................................    $ 29.5        $  241.1        $--            $  270.6
                                                  ======        ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                              For the year ended December 31, 2004
                                                 -------------------------------------------------------------
                                                  Historical
                                                 Genworth Life   Historical
                                                  and Annuity   Federal Home
                                                   Insurance   Life Insurance
                                                  Company and   Company and                Pro forma historical
                                                 Subsidiaries   Subsidiaries  Eliminations       combined
                                                 ------------- -------------- ------------ --------------------
Revenues:
   Premiums.....................................    $  96.8       $1,055.3        $--            $1,152.1
   Net investment income........................      421.0          543.1         --               964.1
   Net investment gains (losses)................        5.7            1.9         --                 7.6
   Policy fees and other income.................      176.4          147.0         --               323.4
                                                    -------       --------        ---            --------
       Total revenues...........................      699.9        1,747.3         --             2,447.2
                                                    -------       --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves...................................      182.8        1,002.7         --             1,185.5
   Interest credited............................      291.2          195.8         --               487.0
   Acquisition and operating expenses, net of
     deferrals..................................       63.2          107.5         --               170.7
   Amortization of deferred acquisition costs
     and intangibles............................      107.3          104.9         --               212.2
   Interest expense.............................         --           24.5         --                24.5
                                                    -------       --------        ---            --------
       Total benefits and expenses..............      644.5        1,435.4         --             2,079.9
                                                    -------       --------        ---            --------
Income before income taxes and cumulative effect
  of change in accounting principle.............       55.4          311.9         --               367.3
Benefit for income taxes........................     (143.3)         (96.7)        --              (240.0)
                                                    -------       --------        ---            --------
Net income before cumulative effect of change in
  accounting principle..........................      198.7          408.6         --               607.3
Cumulative effect of change in accounting
  principle.....................................        0.7           (0.8)        --                (0.1)
                                                    -------       --------        ---            --------
Net income......................................    $ 199.4       $  407.8        $--            $  607.2
                                                    =======       ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL and the AML and GLICNY transfer occurred on December 31, 2006:

                                                                      As of December 31, 2006
                                         ---------------------------------------------------------------------------------
                                                                                                 Pro forma
                                                                                               adjustments--
                                                                                                transfer of
                                          Historical                                             American
                                         Genworth Life   Historical                              Mayflower
                                          and Annuity   Federal Home                               Life
                                           Insurance   Life Insurance              Pro forma     Insurance
                                          Company and   Company and                historical   Company of
                                         Subsidiaries   Subsidiaries  Eliminations  combined     New York        Pro forma
                                         ------------- -------------- ------------ ---------- -------------      ---------
Assets
    Total investments...................   $ 8,479.3     $11,663.2       $  --     $20,142.5    $  (872.3)(a)    $19,604.6
                                                                                                    334.4(b)
    Separate account assets.............    10,383.4            --          --      10,383.4           --         10,383.4
    Reinsurance recoverable.............     1,642.1       7,744.7          --       9,386.8       (321.7)(a)      9,065.1
    Other assets........................       715.4       3,878.0        (2.1)(c)   4,591.3       (183.2)(a)      4,408.1
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total assets.....................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========
Liabilities and stockholders' equity
    Policyholder liabilities............   $ 9,192.7     $15,665.2       $  --     $24,857.9    $  (845.6)(a)    $24,012.3
    Separate account liabilities........    10,383.4            --          --      10,383.4           --         10,383.4
    Non-recourse funding
     obligations........................          --       2,765.0          --       2,765.0           --          2,765.0
    All other liabilities...............       484.0       1,572.1        (2.1)(c)   2,054.0       (245.6)(a)      1,808.4
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total liabilities................    20,060.1      20,002.3        (2.1)     40,060.3     (1,091.2)        38,969.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total stockholders'
           equity.......................     1,160.1       3,283.6          --       4,443.7         48.4(a),(b)   4,492.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total liabilities and
           stockholders'
           equity.......................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.
(c)Reflects the elimination of intercompany balances between GLAIC and FHL Consolidated.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   29.2   $   29.4  $   29.4
       Government--non U.S...........................    127.7      141.8     141.8
       Public utilities..............................    219.2      218.9     218.9
       All other corporate bonds.....................  5,905.2    5,910.2   5,910.2
                                                      --------   --------  --------
          Total fixed maturities.....................  6,281.3    6,300.3   6,300.3
Equity securities....................................     23.2       24.2      24.2
Commercial mortgage loans............................  1,258.8      xxxxx   1,258.8
Policy loans.........................................    170.0      xxxxx     170.0
Other invested assets/(1)/...........................    425.8      xxxxx     427.7
                                                      --------   --------  --------
          Total investments.......................... $8,159.1      xxxxx  $8,181.0
                                                      ========   ========  ========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                     Future Annuity
                                                      And Contract              Other
                                                       Benefits &            Policyholder
                                                       Liability             Liabilities
                                          Deferred   For Policy and           (Excluding
                                         Acquisition    Contract    Unearned   Unearned   Premium
Segment                                     Costs        Claims     Premiums  Premiums)   Revenue
-------                                  ----------- -------------- -------- ------------ -------
December 31, 2006:
   Retirement Income and Investments....   $365.2       $6,894.6     $  --      $134.5    $   --
   Protection...........................     67.3        2,146.1      18.4        (0.9)     96.3
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $432.5       $9,040.7     $18.4      $133.6    $ 96.3
                                           ======       ========     =====      ======    ======
December 31, 2005:
   Retirement Income and Investments....   $245.4       $6,095.0     $  --      $184.0    $  0.1
   Protection...........................     75.7        2,188.6      22.2         0.9     103.4
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $321.1       $8,283.6     $22.2      $184.9    $103.5
                                           ======       ========     =====      ======    ======
December 31, 2004:
   Retirement Income and Investments....                                                  $  0.4
   Protection...........................                                                    96.4
   Corporate and Other..................                                                      --
                                                                                          ------
       Total............................                                                  $ 96.8
                                                                                          ======

                                                        Interest                   Amortization
                                                       Credited &     Acquisition  of Deferred
                                            Net       Benefits and   and Operating Acquisition
                                         Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                                    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                                  ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Retirement Income and Investments....   $269.8        $246.1          $39.9        $ 23.5     $   --
   Protection...........................    141.2         257.9           30.6          21.4       91.9
   Corporate and Other..................     16.5            --            6.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $427.5        $504.0          $76.5        $ 44.9     $ 91.9
                                           ======        ======          =====        ======     ======
December 31, 2005:
   Retirement Income and Investments....   $229.5        $194.1          $33.3        $ 20.1     $  0.4
   Protection...........................    141.0         265.4           34.6          80.9      102.7
   Corporate and Other..................     41.2            --           22.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $411.7        $459.5          $89.9        $101.0     $103.1
                                           ======        ======          =====        ======     ======
December 31, 2004:
   Retirement Income and Investments....   $238.5        $202.4          $17.1        $ 78.6     $  0.3
   Protection...........................    140.3         271.6           31.1          28.7       97.1
   Corporate and Other..................     42.2            --           15.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $421.0        $474.0          $63.2        $107.3     $ 97.4
                                           ======        ======          =====        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................  FI-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  FI-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  FI-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  FI-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  FI-5
Notes to Consolidated Financial Statements.......................................................  FI-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... FI-44
Schedule I, Summary of Investments--other than investments in related parties.................... FI-45
Schedule III, Supplemental Insurance Information................................................. FI-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   The consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007, which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles applicable after financial statements are issued for a period which includes the date of consummation of the business combination.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                           Years ended December 31,
                                   -                                     ---------------------------
                                                                           2006     2005      2004
                                                                         -------- --------  --------
Revenues:
   Premiums............................................................. $1,132.3 $1,112.4  $1,152.1
   Net investment income................................................  1,116.9  1,018.6     964.1
   Net investment gains (losses)........................................      3.1     (9.7)      7.6
   Policy fees and other income.........................................    382.8    362.3     323.4
                                                                         -------- --------  --------
       Total revenues...................................................  2,635.1  2,483.6   2,447.2
                                                                         -------- --------  --------
Benefits and expenses:
   Benefits and other changes in policy reserves........................  1,101.9  1,145.1   1,185.5
   Interest credited....................................................    496.7    456.0     487.0
   Acquisition and operating expenses, net of deferrals.................    270.4    237.9     170.7
   Amortization of deferred acquisition costs and intangibles...........     84.1    177.4     212.2
   Interest expense.....................................................    134.0     48.7      24.5
                                                                         -------- --------  --------
       Total benefits and expenses......................................  2,087.1  2,065.1   2,079.9
                                                                         -------- --------  --------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................    548.0    418.5     367.3
Provision (benefit) for income taxes....................................    188.4    147.9    (240.0)
                                                                         -------- --------  --------
Net income before cumulative effect of change in accounting principle...    359.6    270.6     607.3
Cumulative effect of change in accounting principle, net of tax of $0.0
  million...............................................................       --       --      (0.1)
                                                                         -------- --------  --------
Net income.............................................................. $  359.6 $  270.6  $  607.2
                                                                         ======== ========  ========



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                          December 31,
                                                                                      -------------------
                                                                                        2006       2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturities available-for-sale, at fair value............................ $15,962.7 $13,566.5
       Equity securities available-for-sale, at fair value...........................      35.8      29.1
       Commercial mortgage loans.....................................................   2,917.1   2,680.2
       Policy loans..................................................................     486.7     471.5
       Other invested assets ($429.8 and $483.6 restricted)..........................     740.2     980.9
                                                                                      --------- ---------
              Total investments......................................................  20,142.5  17,728.2
   Cash and cash equivalents.........................................................     423.8     555.0
   Accrued investment income.........................................................     172.3     159.4
   Deferred acquisition costs........................................................   2,660.0   2,149.6
   Goodwill..........................................................................     471.2     471.2
   Intangible assets.................................................................     520.7     563.1
   Reinsurance recoverable...........................................................   9,386.8  10,187.0
   Other assets......................................................................     343.3     437.8
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $44,504.0 $41,028.6
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $24,371.6 $23,443.0
       Liability for policy and contract claims......................................     279.3     322.1
       Other policyholder liabilities................................................     207.0     246.8
       Deferred income tax liability.................................................   1,004.5     799.9
       Non-recourse funding obligations..............................................   2,765.0   1,400.0
       Other liabilities ($436.6 and $487.1 restricted)..............................   1,049.5   1,434.0
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  40,060.3  36,423.1
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................   4,025.3   4,020.1
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................      21.7      84.1
          Derivatives qualifying as hedges...........................................       0.3       0.9
          Additional minimum pension liability.......................................        --      (3.3)
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................      22.0      81.7
       Retained earnings.............................................................     260.8     358.1
                                                                                      --------- ---------
              Total stockholders' equity.............................................   4,443.7   4,605.5
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $44,504.0 $41,028.6
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $4,144.2     $ 618.1    $ 765.6    $5,673.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      607.2       607.2
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (415.8)        --      (415.8)
   Derivatives qualifying as hedges...      --      --         --         1.5         --         1.5
   Additional minimum pension
     liability........................      --      --         --        (3.1)        --        (3.1)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         189.8
Contributed capital...................      --      --        0.5          --         --         0.5
Dividends and other transactions with
  stockholders........................      --      --        2.9          --     (829.0)     (826.1)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2004......   120.0    25.6    4,147.6       200.7      543.8     5,037.7
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges...      --      --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability........................      --      --         --        (0.2)        --        (0.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         151.6
Dividends and other transactions with
  stockholders........................      --      --     (127.5)         --     (456.3)     (583.8)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2005......   120.0    25.6    4,020.1        81.7      358.1     4,605.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges...      --      --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability........................      --      --         --         3.3         --         3.3
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         299.9
Redemption of preferred stock.........   (10.0)     --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --        5.2          --     (456.9)     (451.7)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $4,025.3     $  22.0    $ 260.8    $4,443.7
                                        ======   =====   ========     =======    =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                             Years ended December 31,
                                                                         -------------------------------
                                                                            2006       2005       2004
                                                                         ---------  ---------  ---------
Cash flows from operating activities:
   Net income........................................................... $   359.6  $   270.6  $   607.2
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses...................................      (3.1)       9.7       (7.6)
       Charges assessed to policyholders................................    (295.2)    (303.5)    (280.1)
       Purchases of trading securities..................................     (49.3)     (15.0)        --
       Amortization of fixed maturity discounts and premiums............       0.3       14.7       22.5
       Acquisition costs deferred.......................................    (461.2)    (381.9)    (335.7)
       Amortization of deferred acquisition costs and intangibles.......      84.1      177.4      212.2
       Deferred income taxes............................................     236.0      393.5     (215.5)
       Change in certain assets and liabilities:
          Accrued investment income and other assets....................      32.5       (6.6)     142.0
          Insurance reserves............................................     718.0      674.1    1,006.1
          Other liabilities and policy-related balances.................       2.4     (363.3)      89.9
                                                                         ---------  ---------  ---------
       Net cash from operating activities...............................     624.1      469.7    1,241.0
                                                                         ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets.............................................................   1,608.1    2,595.4      942.3
   Proceeds from maturities of investment securities and other invested
     assets.............................................................   1,970.4    1,536.3    2,199.5
   Principal collected on commercial mortgage loans.....................     228.0      483.3      455.8
   Purchases of investment securities and other invested assets.........  (6,187.2)  (3,675.8)  (3,569.9)
   Commercial mortgage loan originations................................    (461.4)    (611.8)    (497.6)
   Policy loans, net....................................................     (15.2)      (4.3)     (16.9)
   Short-term investment activity, net..................................     (12.0)      15.0      134.4
                                                                         ---------  ---------  ---------
       Net cash from investing activities...............................  (2,869.3)     338.1     (352.4)
                                                                         ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.......................   5,237.1    2,394.8    2,036.5
   Redemption and benefit payments on investment contracts..............  (4,047.0)  (3,502.1)  (2,802.6)
   Proceeds from secured borrowings from affiliate......................        --       30.1         --
   Proceeds from short-term borrowings and other, net...................     423.0      965.5      715.4
   Payments on short-term borrowings....................................    (394.4)    (997.9)    (712.8)
   Proceeds from issuance of non-recourse funding obligations...........   1,365.0      500.0      300.0
   Redemption of surplus notes..........................................        --         --      (21.8)
   Redemption of preferred stock........................................     (10.0)        --      (36.8)
   Dividends paid stockholders..........................................    (459.7)    (125.6)     (93.3)
                                                                         ---------  ---------  ---------
       Net cash from financing activities...............................   2,114.0     (735.2)    (615.4)
                                                                         ---------  ---------  ---------
       Net change in cash and cash equivalents..........................    (131.2)      72.6      273.2
   Cash and cash equivalents at beginning of year.......................     555.0      482.4      209.2
                                                                         ---------  ---------  ---------
   Cash and cash equivalents at end of year............................. $   423.8  $   555.0  $   482.4
                                                                         =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became an direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance"). The accompanying consolidated financial statements have been represented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL are all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. For these consolidated financial statements, AML was included for all periods presented as the mergers of FHL and FCL were accounted for as a pooling of interests for entities under common control.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company ("Jamestown"), River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV ("River Lake IV"), and Rivermont Life Insurance Company I ("Rivermont I"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Protection and (ii) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   Retirement Income and Institutional contracts include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers. In 2006, we decided to discontinue the sale of structured settlement annuities. We do not expect this to have a material impact on the consolidated financial statements as the majority of our structured settlement business was reinsured to Union Fidelity Life Insurance Company ("UFLIC"), a former affiliate, in 2004.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Securities Lending Activity

   We engage in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $84.9 million and $367.3 million at December 31, 2006 and 2005, respectively. As of December 31, 2006, we had no non-cash collateral. As of December 31, 2005, we had $6.9 million of non-cash collateral.

   (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (l) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our DAC recoverability testing.

   (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no goodwill impairment charge recorded in 2006.

   (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (r) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (u) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.1 million reduction in income, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits and on universal life contracts with secondary guarantees.

   (v) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

(2) Investments


   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                  2006      2005     2004
---------------------                                --------  --------  ------
Fixed maturities--taxable........................... $  864.9  $  798.9  $784.3
Fixed maturities--non-taxable.......................       --       0.1     0.1
Commercial mortgage loans...........................    184.0     172.1   160.4
Equity securities...................................      0.8       1.5     1.7
Other investments...................................     58.7      35.2     7.7
Policy loans........................................     30.1      29.4    26.0
                                                     --------  --------  ------
   Gross investment income before expenses and fees.  1,138.5   1,037.2   980.2
Expenses and fees...................................    (21.6)    (18.6)  (16.1)
                                                     --------  --------  ------
   Net investment income............................ $1,116.9  $1,018.6  $964.1
                                                     ========  ========  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

  (Amounts in millions)                                2006    2005    2004
  ---------------------                               ------  ------  ------
  Available-for-sale securities:
     Realized gains on sale.......................... $ 24.7  $ 33.7  $ 30.1
     Realized losses on sale.........................  (25.7)  (15.5)  (16.0)
  Impairments........................................   (0.5)  (27.9)   (6.5)
  Net unrealized gains (losses) on trading securities   (1.1)     --      --
  Derivative instruments.............................    5.7      --      --
                                                      ------  ------  ------
  Net investments gains (losses)..................... $  3.1  $ (9.7) $  7.6
                                                      ======  ======  ======

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                               2006    2005     2004
---------------------                                                              ------  ------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturities............................................................... $ 69.0  $182.2  $ 406.8
   Equity securities..............................................................    1.2     6.1      6.7
   Restricted other invested assets...............................................   (6.8)   (3.5)      --
                                                                                   ------  ------  -------
       Subtotal...................................................................   63.4   184.8    413.5
                                                                                   ------  ------  -------
Adjustments to the present value of future profits and deferred acquisitions costs  (30.2)  (55.7)  (104.4)
Deferred income taxes, net........................................................  (11.5)  (45.0)  (108.2)
                                                                                   ------  ------  -------
       Net unrealized gains (losses) on investment securities..................... $ 21.7  $ 84.1  $ 200.9
                                                                                   ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                 2006     2005     2004
---------------------                                                               -------  -------  -------
Net unrealized gains (losses) on investment securities as of January 1............. $  84.1  $ 200.9  $ 616.7
                                                                                    -------  -------  -------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..............................  (122.5)  (235.0)    16.5
   Adjustment to deferred acquisition costs........................................     4.7      6.1     15.3
   Adjustment to present value of future profits...................................    20.8     42.6     (7.4)
   Provision for deferred income taxes.............................................    33.5     63.2    (10.8)
                                                                                    -------  -------  -------
       Changes in unrealized gains (losses) on investment securities...............   (63.5)  (123.1)    13.6
Unrealized gains associated with securities transferred in connection with
  reinsurance transactions with UFLIC, net of deferred taxes--see note 5...........      --       --   (424.5)
Reclassification adjustments to net investment (gains) losses net of deferred taxes
  of $(0.5), $(3.4) and $2.7.......................................................     1.1      6.3     (4.9)
                                                                                    -------  -------  -------
Net unrealized gains (losses) on investment securities as of December 31........... $  21.7  $  84.1  $ 200.9
                                                                                    =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   205.0     $ 13.3    $  (0.3)  $   218.0
Non-U.S. government........................................      276.3       31.4       (0.1)      307.6
U.S. corporate.............................................    7,127.5      138.3      (91.3)    7,174.5
Non-U.S. corporate.........................................    1,678.3       17.9      (25.3)    1,670.9
Mortgage and asset-backed..................................    6,606.6       26.6      (41.5)    6,591.7
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   15,893.7      227.5     (158.5)   15,962.7
Equity securities..........................................       34.6        1.6       (0.4)       35.8
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                             =========     ======    =======   =========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   242.8     $ 16.1    $  (0.7)  $   258.2
Non-U.S. government........................................      241.2       20.8       (0.5)      261.5
U.S. corporate.............................................    7,097.7      222.9      (60.8)    7,259.8
Non-U.S. corporate.........................................    1,276.3       29.7      (17.2)    1,288.8
Mortgage and asset-backed..................................    4,526.3       21.4      (49.5)    4,498.2
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   13,384.3      310.9     (128.7)   13,566.5
Equity securities..........................................       23.0        6.8       (0.7)       29.1
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $13,407.3     $317.7    $(129.4)  $13,595.6
                                                             =========     ======    =======   =========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entites....  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S...............        --        --       --           5.5      (0.1)       6
   U.S. corporate....................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset backed......................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage backed...................     536.9      (2.6)     107         821.7     (24.2)     203
                                       --------    ------      ---      --------   -------      ---
     Subtotal........................   2,999.2     (33.2)     544       3,903.9    (125.3)     802
   Equity securities.................        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost.................        --        --       --           1.7      (0.7)       2
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------   -------      ---
Total fixed maturities...............   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                       --------    ------      ---      --------   -------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.9      (0.2)       8
   20-50% Below cost.................        --        --       --            --        --       --
   (greater than)50% Below cost......        --        --       --            --      (0.2)       1
                                       --------    ------      ---      --------   -------      ---
Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
Investment grade.....................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade...............     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated............................        --        --       --           1.2      (0.2)       8
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 1,355 securities accounting for unrealized losses of $158.9 million. Of these unrealized losses, 93.2% were investment grade (rated AAA through BBB-) and 99.4% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   For the fixed maturity securities in an unrealized loss position as of December 31, 2006, two securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

$0.7 million unrealized loss. For equity securities in an unrealized loss position as of December 31, 2006, one security is below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $0.2 million of unrealized loss.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities...  $   61.5    $ (0.4)      16      $   13.8    $ (0.3)       3
   Government--non U.S...............      29.7      (0.4)      26           3.4      (0.1)       4
   U.S. corporate....................   1,935.0     (42.3)     428         477.8     (18.5)     115
   Corporate--non U.S................     404.6      (9.8)      98         180.7      (7.4)      25
   Asset backed......................   1,218.9     (11.9)     128         120.1      (1.6)      27
   Mortgage backed...................   1,396.3     (27.1)     250         309.2      (8.9)      95
                                       --------    ------      ---      --------    ------      ---
     Subtotal........................   5,046.0     (91.9)     946       1,105.0     (36.8)     269
   Equity securities.................        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $5,034.3    $(87.8)     942      $1,095.5    $(32.0)     260
   20-50% Below cost.................      11.7      (4.1)       4           9.5      (4.8)       9
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------    ------      ---
Total fixed maturities...............   5,046.0     (91.9)     946       1,105.0     (36.8)     269
                                       --------    ------      ---      --------    ------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.4      (0.3)       5
   20-50% Below cost.................        --        --       --           0.6      (0.2)       7
   (greater than)50% Below cost......        --        --       --            --      (0.2)       2
                                       --------    ------      ---      --------    ------      ---
Total equity maturities..............        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
Investment grade.....................  $4,831.7    $(82.6)     865      $1,055.2    $(30.3)     234
Below investment grade...............     214.3      (9.3)      81          50.4      (6.6)      37
Not Rated............................        --        --       --           1.4      (0.6)      12
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   450.9    $   450.9
        Due after one year through five years.     2,307.0      2,338.8
        Due after five years through ten years     2,823.4      2,826.2
        Due after ten years...................     3,705.8      3,755.1
                                                 ---------    ---------
           Subtotal...........................     9,287.1      9,371.0
        Mortgage and asset-backed.............     6,606.6      6,591.7
                                                 ---------    ---------
           Total fixed maturities.............   $15,893.7    $15,962.7
                                                 =========    =========

   As of December 31, 2006, $1,562.9 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, utilities and energy, consumer--non cyclical and consumer--cyclical industry groups represented approximately 32.1%, 19.5%, 11.4% and 10.2% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $18.0 million and $17.5 million, respectively, of securities are on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  802.3       27.4%      $  798.3       29.7%
Industrial..........................................       854.7       29.3          887.4       33.0
Retail..............................................       707.5       24.2          674.5       25.1
Apartments..........................................       271.0        9.3          268.6       10.0
Hotel...............................................       174.4        6.0           20.2        0.7
Mixed use/other.....................................       111.4        3.8           39.0        1.5
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  804.7       27.6%      $  780.5       29.0%
South Atlantic......................................       722.7       24.7          630.6       23.5
Middle Atlantic.....................................       344.1       11.8          355.7       13.2
East North Central..................................       351.5       12.0          338.8       12.6
Mountain............................................       278.6        9.5          181.6        6.8
West South Central..................................        96.2        3.3           87.7        3.3
West North Central..................................       167.1        5.7          145.4        5.4
East South Central..................................       100.9        3.5          110.6        4.1
New England.........................................        55.5        1.9           57.1        2.1
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $120.4 million and $97.8 million of mortgages secured by real estate in California, which represents 18.6% and 16.1% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2006   2005   2004
            ---------------------              -----  -----  -----
            Balance as of January 1........... $11.0  $15.9  $15.8
            Provision.........................  (5.7)  (2.3)   2.5
            Amounts written off and reductions    --   (2.6)  (2.4)
                                               -----  -----  -----
            Balance as of December 31......... $ 5.3  $11.0  $15.9
                                               =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2006                      2005
                                 ------------------------  ------------------------
(Amounts in millions)            Carrying value % of total Carrying value % of total
---------------------            -------------- ---------- -------------- ----------
Restricted other invested assets     $429.8        58.1%       $483.6        49.3%
Securities lending..............       84.9        11.5         374.2        38.1
Limited partnerships............      103.0        13.9          98.7        10.1
Trading securities..............       62.3         8.4          15.0         1.5
Derivatives.....................       45.3         6.1           6.5         0.7
Short-term investments..........       12.0         1.6            --          --
Other investments...............        2.9         0.4           2.9         0.3
                                     ------       -----        ------       -----
Total...........................     $740.2       100.0%       $980.9       100.0%
                                     ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate........................    41.1       0.4       (0.5)       41.0
                                        ------      ----      -----      ------
Total restricted other invested assets  $436.6      $2.2      $(9.0)     $429.8
                                        ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $445.9      $3.6      $(6.8)     $442.7
U.S. corporate........................    41.2       0.4       (0.7)       40.9
                                        ------      ----      -----      ------
Total restricted other invested assets  $487.1      $4.0      $(7.5)     $483.6
                                        ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $  9.0     $  8.9
        Due after one year through five years.....   124.1      121.6
        Due after five years through ten years....   256.9      252.3
        Due after ten years.......................    46.6       47.0
                                                    ------     ------
           Total restricted other invested assets.  $436.6     $429.8
                                                    ======     ======

   As of December 31, 2006, $77.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                              2006      2005      2004
---------------------                                            --------  --------  --------
Unamortized balance as of January 1............................. $2,162.4  $1,833.8  $2,357.2
Cost deferred...................................................    461.2     381.9     335.7
Amortization, net of interest accretion.........................    (21.7)    (53.3)    (77.5)
Transfers due to reinsurance transactions with UFLIC- see note 5       --        --    (781.6)
Adjustment......................................................     66.2        --        --
                                                                 --------  --------  --------
Unamortized balance as of December 31...........................  2,668.1   2,162.4   1,833.8
Cumulative effect of net unrealized investment gains (losses)...     (8.1)    (12.8)    (18.9)
                                                                 --------  --------  --------
Balance as of December 31....................................... $2,660.0  $2,149.6  $1,814.9
                                                                 ========  ========  ========

   The adjustment is the result of a reclassification from future annuity and contract benefits.

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2006                  2005
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $700.7    $(210.2)    $679.9    $(154.4)
Capitalized software.........................    94.7      (74.2)      97.3      (68.7)
Deferred sales inducements to contractholders    11.5       (1.8)       8.7       (0.8)
All other....................................     2.5       (2.5)       2.5       (1.4)
                                               ------    -------     ------    -------
Total........................................  $809.4    $(288.7)    $788.4    $(225.3)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005 and 2004 was $62.4 million, $66.6 million and $74.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005     2004
---------------------                                                ------  ------  -------
Unamortized balance as of January 1................................. $568.4  $623.6  $ 878.1
Interest accreted at 5.8%, 5.8% and 5.9%, respectively..............   31.2    34.7     44.1
Amortization........................................................  (87.0)  (89.9)   (99.2)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (199.4)
                                                                     ------  ------  -------
Unamortized balance as of December 31...............................  512.6   568.4    623.6
Accumulated effect of net unrealized investment gains (losses)......  (22.1)  (42.9)   (85.5)
                                                                     ------  ------  -------
Balance as of December 31........................................... $490.5  $525.5  $ 538.1
                                                                     ======  ======  =======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                    2007............................... 8.7%
                    2008............................... 7.6%
                    2009............................... 6.7%
                    2010............................... 5.6%
                    2011............................... 5.5%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $471.2 million as of December 31, 2006 and 2005. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2006 and 2005. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Institutional reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. Beginning January 1, 2007, we increased the maximum amount to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   On April 15, 2004, Jamestown, our indirect wholly owned subsidiary, terminated a modified coinsurance retrocession agreement with GLIC, effective as of January 1, 2004, pursuant to which GLIC retroceded to Jamestown a block of long-term care business that GLIC assumed from The Travelers Insurance Company. This recapture resulted in $149.9 million increase in equity that was recorded in the Consolidated Statement of Changes in Stockholders' Equity as a component of the other transaction with stockholders.

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 26.1% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Net life insurance in-force as of December 31 is summarized as follows:

  (Amounts in millions)                    2006         2005         2004
  ---------------------                -----------  -----------  -----------
  Direct life insurance in force...... $ 580,923.9  $ 544,147.9  $ 488,727.1
  Amounts assumed from other companies    51,281.5     35,334.0     45,954.6
  Amounts ceded to other companies....  (237,098.8)  (239,598.8)  (257,715.8)
                                       -----------  -----------  -----------
  Net in-force........................ $ 395,106.6  $ 339,883.1  $ 276,965.9
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        13.0%        10.4%        16.6%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                                    ----------------------------  ----------------------------
(Amounts in millions)                 2006      2005      2004      2006      2005      2004
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,393.7  $1,404.4  $1,462.5  $1,394.7  $1,405.3  $1,463.1
Assumed............................    101.3      71.7     140.6     101.3      86.9     100.2
Ceded..............................   (398.0)   (393.8)   (478.6)   (363.7)   (379.8)   (411.2)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,097.0  $1,082.3  $1,124.5  $1,132.3  $1,112.4  $1,152.1
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    8.9%      7.8%      8.7%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,413.5 million, $1,048.2 million and $993.0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                            Mortality/
                                            morbidity  Interest rate
(Amounts in millions)                       assumption  assumption     2006      2005
---------------------                       ---------- ------------- --------- ---------
Investment contracts.......................   Account
                                              balance       N/A      $ 9,457.6 $ 8,866.9
Limited payment contracts..................     (a)     3.5% - 8.0%    7,960.3   7,878.2
Traditional life insurance contracts.......     (b)    6.45% - 7.40%   2,171.4   2,031.8
Universal life type contracts..............   Account
                                              balance       N/A        4,692.3   4,574.3
Accident and health........................     (c)    4.5% - 5.25%       90.0      91.8
                                                                     --------- ---------
Total future annuity and contracts benefits                          $24,371.6 $23,443.0
                                                                     ========= =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(7) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)                                                        2006     2005     2004
---------------------                                                      -------  -------  -------
Balance as of January 1................................................... $ 322.1  $ 393.1  $ 327.2
Less reinsurance recoverables.............................................  (152.0)  (173.7)  (171.2)
                                                                           -------  -------  -------
   Net balance as of January 1............................................   170.1    219.4    156.0
                                                                           -------  -------  -------
Amounts transferred in connection with reinsurance transactions with UFLIC      --       --    (24.9)
Incurred related to insured events of:
   Current year...........................................................   487.1    447.3    636.3
   Prior years............................................................    (1.6)     3.8     (1.5)
                                                                           -------  -------  -------
       Total incurred.....................................................   485.5    451.1    634.8
                                                                           -------  -------  -------
Paid related to insured events of:
   Current year...........................................................  (397.0)  (364.5)  (440.9)
   Prior years............................................................   (98.7)  (135.9)  (105.6)
                                                                           -------  -------  -------
       Total paid.........................................................  (495.7)  (500.4)  (546.5)
                                                                           -------  -------  -------
   Net balance as of December 31..........................................   159.9    170.1    219.4
                                                                           -------  -------  -------
Add reinsurance recoverables..............................................   119.4    152.0    173.7
                                                                           -------  -------  -------
   Balance as of December 31.............................................. $ 279.3  $ 322.1  $ 393.1
                                                                           =======  =======  =======

   For each of the three years presented above, the change in prior years incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(8) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the years ended December 31, 2005 and 2004, we have recognized net periodic benefit costs of $2.0 million and $1.0 million, respectively. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, an affiliate. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(9) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance businesses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

          (Amounts in millions)
          ---------------------
          Issuance                                     2006     2005
          --------                                   -------- --------
          River Lake I (a), due 2033................ $  600.0 $  600.0
          River Lake I (b), due 2033................    200.0    200.0
          River Lake I (a), due 2033................    300.0       --
          River Lake II (a), due 2035...............    300.0    300.0
          River Lake II (b), due 2035...............    300.0    300.0
          River Lake III (b), due 2036..............    750.0       --
          Rivermont I (b), due 2050.................    315.0       --
                                                     -------- --------
             Total non-recourse funding obligations. $2,765.0 $1,400.0
                                                     ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus margin
(b)Accrual of interest based on one-month LIBOR plus margin

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2006 and 2005 was 5.4% and 4.5%, respectively. Because the non-recourse funding obligations bear variable interest rates, carrying value approximates fair value as of December 31, 2006 and 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(10) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Amounts in millions)                                   2006     2005     2004
---------------------                                  ------  -------  -------
Current federal income tax............................ $(55.1) $(229.3) $ (24.4)
Deferred federal income tax...........................  233.0    368.5   (204.8)
                                                       ------  -------  -------
   Total federal income tax...........................  177.9    139.2   (229.2)
                                                       ------  -------  -------
Current state income tax..............................    7.5    (16.3)    (0.1)
Deferred state income tax.............................    3.0     25.0    (10.7)
                                                       ------  -------  -------
   Total state income tax.............................   10.5      8.7    (10.8)
                                                       ------  -------  -------
       Total provision (benefit) for income taxes..... $188.4  $ 147.9  $(240.0)
                                                       ======  =======  =======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                        2006  2005    2004
                                                        ----  ----  ------
    Statutory U.S. federal income tax rate............. 35.0% 35.0%   35.0%
    State income tax, net of federal income tax benefit  1.2   1.4    (0.6)
    Non-deductible goodwill impairment.................   --   4.8     5.7
    Dividends-received deduction....................... (1.5) (2.3)   (1.8)
    Reinsurance transactions with UFLIC................   --    --  (104.6)
    Tax contingencies.................................. (0.6) (1.2)    0.7
    Other, net.........................................  0.3  (2.4)    0.3
                                                        ----  ----  ------
       Effective rate.................................. 34.4% 35.3%  (65.3)%
                                                        ====  ====  ======

   The components of the net deferred income tax liability as of December 31, are as follows:

       (Amounts in millions)                               2006    2005
       ---------------------                             -------- ------
       Assets:
          Investments................................... $   26.3 $  2.7
          Accrued expenses..............................     24.5   95.0
          Net operating loss carryforwards..............    221.5   31.2
          Other.........................................     57.2   35.5
                                                         -------- ------
              Total deferred income tax asset...........    329.5  164.4
                                                         -------- ------
       Liabilities:
          Future annuity and contract benefits..........    459.2   89.2
          Net unrealized gains on investment securities.     11.5   45.0
          Net unrealized gains on derivatives...........      0.2    0.5
          Present value of future profits...............    159.4  166.0
          Deferred acquisition costs....................    698.0  557.8
          Other.........................................      5.7  105.8
                                                         -------- ------
              Total deferred income tax liability.......  1,334.0  964.3
                                                         -------- ------
              Net deferred income tax liability......... $1,004.5 $799.9
                                                         ======== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $632.9 million as of December 31, 2006, and if unused, will expire beginning in 2021.

   As of December 31, 2006 and 2005, the current income tax receivable was $144.7 million and $201.6 million, respectively, and was included in other assets in the Consolidated Balance Sheets. We recorded $3.5 million, $(5.0) million and $2.7 million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006, 2005 and 2004. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $(107.3) million, $(154.5) million and $4.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. Cash paid for interest related to our non-recourse funding obligations was $116.6 million, $40.5 million and $14.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   For a discussion of dividends paid to stockholders, see note 16. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

  Supplemental schedule of non-cash investing and financing activities

                                                             Years ended December 31,
                                                             -----------------------
(Amounts in millions)                                        2006   2005      2004
---------------------                                        ----- ------  ---------
Excluded net assets:
   Assets................................................... $  -- $   --  $ 9,834.5
   Liabilities..............................................    --     --   (9,997.8)
                                                             ----- ------  ---------
   Net assets transferred................................... $  -- $   --  $  (163.3)
                                                             ===== ======  =========
Other non-cash transactions:
   Repayment of surplus notes and accrued interest.......... $  -- $   --  $   543.4
   Repayment of preferred stock.............................    --     --      216.6
   Recapture of reinsurance agreement.......................    --     --     (149.9)
   Change in collateral for securities lending transactions.   6.9   27.5      (34.4)
   Dividends paid to stockholders...........................    --  440.3      888.9
   Tax contingencies and other tax related items............   4.3   (5.0)       2.7
                                                             ----- ------  ---------
   Total other non-cash transactions........................ $11.2 $462.8  $ 1,467.3
                                                             ===== ======  =========

(12) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $297.2 million, $278.0 million and $259.8 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $175.3 million, $109.1 million and $112.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million, $4.6 million and $8.2 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $15.6 million, $13.1 million and $6.5 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. Interest expense under this agreement was $0.7 million, $0.5 million and $0.2 million for the years ended December 31, 2006, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 and 2005 was $31.9 million and $6.5 million, respectively, and was included with other liabilities in the Consolidated Balance Sheets.

   In 2004, FCL redeemed $250.0 million of its preferred stock from GE Financial Assurance Holdings, Inc. FCL paid an accrued preferred stock dividend of $7.3 million to GE Financial Assurance Holdings, Inc. The redemption and accrued dividend was paid in cash of $44.0 million and the remainder in securities.

   In 2004, Jamestown redeemed $369.0 million of surplus notes issued to GE Financial Assurance Holdings, Inc. and $91.0 million of surplus notes issued to Brookfield Life Assurance Company Limited, both affiliates of Jamestown. The redemption was paid in cash of $21.8 million and the remainder in securities equal to the principal of $460.0 million and accrued interest of $105.2 million on the outstanding surplus notes.

(13) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $23.4 million and $3.5 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $86.7 million and $56.7 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings and non-recourse funding obligations. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                         2006                          2005
                                             ----------------------------- -----------------------------
                                             Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                         amount    amount  fair value  amount    amount  fair value
---------------------                        --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans................  $    (a) $2,917.1  $2,913.4   $    (a) $2,680.2  $2,735.9
   Other financial instruments..............       (a)     49.8      64.7        (a)     57.6      75.1
Liabilities:
   Borrowings and related instruments:
       Borrowings...........................       (a)     31.9      31.9        (a)      6.5       6.5
       Non-recourse funding obligations.....       (a)  2,765.0   2,765.0        (a)  1,400.0   1,400.0
       Investment contract benefits.........       (a)  9,457.6   9,690.2        (a)  8,866.9   9,121.6
Other firm commitments:
   Ordinary course of business lending
     commitments............................   23.4          --        --     3.5          --        --
   Commitments to fund limited
     partnerships...........................   86.7          --        --    56.7          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                         2006   2005
---------------------                                                                        -----  -----
Derivatives qualifying as effective hedges as of January 1.................................. $ 0.9  $ 2.9
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.4)    --    0.7
Reclassification to net income, net of deferred taxes of $0.3 and $1.5......................  (0.6)  (2.7)
                                                                                             -----  -----
Balance as of December 31................................................................... $ 0.3  $ 0.9
                                                                                             =====  =====

   Derivatives qualifying as hedges amounting to $0.3 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.2 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the year ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                                  --------------------------------------
                                         2006                2005
                                  ------------------- ------------------
                                  Notional Estimated  Notional Estimated
       (Amounts in millions)       value   fair value  value   fair value
       ---------------------      -------- ---------- -------- ----------
       Interest rate swaps....... $1,303.1   $ 7.4     $126.0    $(0.8)
       Equity index options......    271.9    16.4       31.0      2.5
       Limited parental guarantee    250.0    15.1         --       --
       Financial futures.........     18.5      --        8.8      0.1
                                  --------   -----     ------    -----
              Total.............. $1,843.5   $38.9     $165.8    $ 1.8
                                  ========   =====     ======    =====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $45.3 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $6.4 million and $4.7 million, respectively.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the Consolidated Statements of Income. As of December 31, 2006, the fair value of this derivative was $15.1 million and was recorded in other invested assets.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $2.4 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $2.4 million and $4.6 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(15) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

                  (Amounts in millions)          2006   2005
                  ---------------------         ------ ------
                  Assets secured by:
                     Commercial mortgage loans. $126.8 $158.7
                     Fixed maturities..........   90.2  150.0
                     Other receivables.........   86.7   91.5
                                                ------ ------
                         Total assets.......... $303.7 $400.2
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                               December 31,
                                          ----------------------
                                             2006       2005
                                          ---------- -----------
                                               Fair        Fair
               (Amounts in millions)      Cost value Cost  value
               ---------------------      ---- ----- ----- -----
               Retained interests--assets $9.7 $19.4 $14.2 $16.6
               Servicing assets..........   --    --    --    --
               Recourse liability........   --    --    --    --
                                          ---- ----- ----- -----
               Total..................... $9.7 $19.4 $14.2 $16.6
                                          ==== ===== ===== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $471.3 million in dividends in 2007 without obtaining regulatory approval. Based on statutory results as of December 31, 2006, we estimate our insurance subsidiaries could pay dividends of approximately $33.1 million to us in 2007 without obtaining regulatory approval.

   In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $972.6 million, consisting of cash in the amount of $83.7 million and securities in the amount of $888.9 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2006     2005     2004
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 538.0  $ 357.9  $ 626.8
Captive life reinsurance subsidiaries combined statutory net losses.........................................................  (894.7)  (333.1)  (365.3)
                                                                  -------  -------  -------
Combined statutory net income (losses)........................... $(356.7) $  24.8  $ 261.5
                                                                  =======  =======  =======

                                                      As of December 31,
                                                      -----------------
        (Amounts in millions)                           2006      2005
        ---------------------                         --------  --------
        Combined statutory capital and surplus....... $1,323.7  $1,564.4

   Statutory net income (losses) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (losses) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,175.2 million and $520.6 million as of December 31, 2006 and 2005, respectively. Capital and surplus of our captive life reinsurance subsidiaries includes surplus notes (non-recourse funding obligations) as further described in note 9.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance, interest sensitive whole life and Medicare supplement insurance; and (2) Retirement Income and Institutional, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

agreements, FABNs and structured settlements. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     179.6         66.8       24.0       270.4
Amortization of deferred acquisition costs and intangibles      52.8         31.3         --        84.1
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========
Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   778.6    $   333.8   $     --   $ 1,112.4
Net investment income.....................................     442.1        493.8       82.7     1,018.6
Net investment gains (losses).............................        --           --       (9.7)       (9.7)
Policy fees and other income..............................     303.4         58.9         --       362.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,524.1        886.5       73.0     2,483.6
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     654.7        490.4         --     1,145.1
Interest credited.........................................     216.4        239.6         --       456.0
Acquisition and operating expenses, net of deferrals......     137.5         62.2       38.2       237.9
Amortization of deferred acquisition costs and intangibles     147.4         30.0         --       177.4
Interest expense..........................................      48.4           --        0.3        48.7
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,204.4        822.2       38.5     2,065.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     319.7         64.3       34.5       418.5
Provision for income taxes................................     132.9          7.1        7.9       147.9
                                                           ---------    ---------   --------   ---------
Net income................................................ $   186.8    $    57.2   $   26.6   $   270.6
                                                           =========    =========   ========   =========
Total assets.............................................. $12,670.3    $26,528.6   $1,829.7   $41,028.6
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  690.7     $461.4      $    --    $1,152.1
Net investment income.....................................     391.9      479.0         93.2       964.1
Net investment gains (losses).............................        --         --          7.6         7.6
Policy fees and other income..............................     283.0       40.4           --       323.4
                                                            --------     ------      -------    --------
   Total revenues.........................................   1,365.6      980.8        100.8     2,447.2
                                                            --------     ------      -------    --------
Benefits and other changes in policy reserves.............     598.0      587.5           --     1,185.5
Interest credited.........................................     224.4      262.6           --       487.0
Acquisition and operating expenses, net of deferrals......      87.6       47.9         35.2       170.7
Amortization of deferred acquisition costs and intangibles     119.6       92.6           --       212.2
Interest expense..........................................      14.7         --          9.8        24.5
                                                            --------     ------      -------    --------
   Total benefits and expenses............................   1,044.3      990.6         45.0     2,079.9
                                                            --------     ------      -------    --------
Income (loss) before income taxes and cumulative effect of
  change in accounting principle..........................     321.3       (9.8)        55.8       367.3
Provision (benefit) for income taxes......................     116.1       11.5       (367.6)     (240.0)
                                                            --------     ------      -------    --------
Net income (loss) before cumulative effect of change in
  accounting principle....................................     205.2      (21.3)       423.4       607.3
Cumulative effect of change in accounting principle.......      (0.8)       0.7           --        (0.1)
                                                            --------     ------      -------    --------
Net income (loss).........................................  $  204.4     $(20.6)     $ 423.4    $  607.2
                                                            ========     ======      =======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(19) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2006   2005   2006    2005   2006   2005   2006    2005
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $256.4 $257.0 $280.0  $237.3 $274.1 $264.2 $306.4  $260.1
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $632.3 $622.8 $648.2  $574.9 $645.2 $640.2 $709.4  $645.7
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 83.6 $ 79.3 $ 86.0  $ 79.9 $ 92.0 $ 21.0 $ 98.0  $ 90.4
                       ====== ====== ======  ====== ====== ====== ======  ======

(20) Pro Forma Financial Information for Transfer of Ownership in AML
(unaudited)

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

   The following is unaudited pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on January 1, 2006 for the period indicated:

                                                                 For the year ended December 31, 2006
                                                               ----------------------------------------
                                                                GLAIC   Pro forma adjustments Pro forma
                                                               -------- --------------------- ---------
Revenues:
   Premiums................................................... $1,132.3        $(38.1)(a)     $1,094.2
   Net investment income......................................  1,116.9         (46.8)(a)      1,070.1
   Net investment gains (losses)..............................      3.1           1.0(a)           4.1
   Policy fees and other income...............................    382.8          (2.1)(a)        380.7
                                                               --------        ------         --------
       Total revenues.........................................  2,635.1         (86.0)         2,549.1
                                                               --------        ------         --------
Benefits and expenses:
   Benefits and other changes in policy reserves..............  1,101.9         (40.3)(a)      1,061.6
   Interest credited..........................................    496.7         (16.0)(a)        480.7
   Acquisition and operating expenses, net of deferrals.......    270.4          (0.2)(a)        270.2
   Amortization of deferred acquisition costs and intangibles.     84.1          (1.4)(a)         82.7
   Interest expense...........................................    134.0           -- (a)         134.0
                                                               --------        ------         --------
       Total benefits and expenses............................  2,087.1         (57.9)         2,029.2
                                                               --------        ------         --------
Income before income taxes....................................    548.0         (28.1)           519.9
Provision for income taxes....................................    188.4         (10.0)(a)        178.4
Equity in net income of unconsolidated subsidiary.............       --          17.3(b)          17.3
                                                               --------        ------         --------
Net income.................................................... $  359.6        $ (0.8)        $  358.8
                                                               ========        ======         ========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers.
(b)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is unaudited condensed pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on December 31, 2006:

                                                                         December 31, 2006
                                                             -----------------------------------------
                                                               GLAIC   Pro forma adjustments Pro forma
                                                             --------- --------------------- ---------
Assets
   Total investments........................................ $20,142.5       $  (872.3)(a)   $19,604.6
                                                                                 334.4(b)
   Separate account assets..................................  10,383.4              --        10,383.4
   Reinsurance recoverable..................................   9,386.8          (321.7)(a)     9,065.1
   Other assets.............................................   4,591.3          (183.2)(a)     4,408.1
                                                             ---------       ---------       ---------
       Total assets......................................... $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========
Liabilities and stockholders' equity
   Policyholder liabilities................................. $24,857.9       $  (845.6)(a)   $24,012.3
   Separate account liabilities.............................  10,383.4              --        10,383.4
   Non-recourse funding obligations.........................   2,765.0              --         2,765.0
   All other liabilities....................................   2,054.0          (245.6)(a)     1,808.4
                                                             ---------       ---------       ---------
       Total liabilities....................................  40,060.3        (1,091.2)       38,969.1
                                                             ---------       ---------       ---------
          Total stockholders' equity........................   4,443.7          (286.0)(a)     4,492.1
                                                                                 334.4(b)
                                                             ---------       ---------       ---------
          Total liabilities and stockholders' equity........ $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the assets and liabilities of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the merger.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   The audit report on the consolidated financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance
Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules included herein also give retroactive effect to the Mergers.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   205.0 $   218.0  $   218.0
       Government--non U.S...........................     276.3     307.6      307.6
       Public utilities..............................     874.6     894.4      894.4
       All other corporate bonds.....................  14,089.6  14,106.1   14,106.1
                                                      --------- ---------  ---------
          Total fixed maturities.....................  15,445.5  15,526.1   15,526.1
Equity securities....................................      34.6      35.8       35.8
Commercial mortgage loans............................   2,917.1     xxxxx    2,917.1
Policy loans.........................................     486.7     xxxxx      486.7
Other invested assets/(1)/...........................     732.8     xxxxx      737.7
                                                      --------- ---------  ---------
          Total investments.......................... $19,616.7     xxxxx  $19,703.4
                                                      ========= =========  =========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                    Future Annuity
                                                     And Contract              Other
                                                      Benefits &            Policyholder
                                                      Liability             Liabilities
                                         Deferred   For Policy and           (Excluding
                                        Acquisition    Contract    Unearned   Unearned   Premium
Segment                                    Costs        Claims     Premiums  Premiums)   Revenue
-------                                 ----------- -------------- -------- ------------ --------
December 31, 2006:
   Protection..........................  $2,272.1     $ 7,218.7     $24.1      $  8.8    $  875.4
   Retirement Income and Institutional.     387.9      17,432.2        --       174.1       256.9
   Corporate and Other.................        --            --        --          --          --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,660.0     $24,650.9     $24.1      $182.9    $1,132.3
                                         ========     =========     =====      ======    ========
December 31, 2005:
   Protection..........................  $1,884.8     $ 6,993.7     $28.9      $  6.1    $  778.6
   Retirement Income and Institutional.     264.8      16,771.4        --       212.0       333.8
   Corporate and Other.................        --            --        --        (0.2)         --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,149.6     $23,765.1     $28.9      $217.9    $1,112.4
                                         ========     =========     =====      ======    ========
December 31, 2004:
   Protection..........................                                                  $  690.7
   Retirement Income and Institutional.                                                     461.4
   Corporate and Other.................                                                        --
                                                                                         --------
       Total...........................                                                  $1,152.1
                                                                                         ========

                                         Interest                   Amortization
                                        Credited &     Acquisition  of Deferred
                             Net       Benefits and   and Operating Acquisition
                          Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                     Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Protection............  $  537.8      $  904.2        $179.6        $ 52.8    $  840.1
   Retirement Income and
     Institutional.......     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...      58.1            --          24.0            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,116.9      $1,598.6        $270.4        $ 84.1    $1,097.0
                           ========      ========        ======        ======    ========
December 31, 2005:
   Protection............  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...      82.7            --          38.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                           ========      ========        ======        ======    ========
December 31, 2004:
   Protection............  $  391.9      $  822.4        $ 87.6        $119.6    $  663.2
   Retirement Income and
     Institutional.......     479.0         850.1          47.9          92.6       461.3
   Corporate and Other...      93.2            --          35.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $  964.1      $1,672.5        $170.7        $212.2    $1,124.5
                           ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)      Resolution of Board of Directors of The Life Insurance Company of
             Virginia authorizing the Establishment of Life of Virginia Separate
             Account 4. Previously filed on May 1, 1998 with Post-Effective
             Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
             & Annuity Separate Account 4. Previously filed on July 17, 1998 with
             Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-31172.

 (1)(b)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name GE Life & Annuity Separate
             Account 4 to Genworth Life & Annuity VA Separate Account 1.
             Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-31172.

 (2)         Not Applicable.

 (3)(a) Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
             2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
             Annuity Assurance Company, Registration No. 333-69786.

    (b)      Dealer Sales Agreement. Previously filed on December 12, 2001 with
             Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
             Assurance Company, Registration No. 333-69786.

 (4)(a)      Contract Form P1154 4/00. Previously filed on September 2, 2000 with
             Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 333-31172.

    (b)      Endorsements to Contract.

    (b)(i) Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii)  IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
             Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334

    (b)(iii) Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
             Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334


    (b)(iv)   Optional Death Benefit Rider P5135 4/00. Previously filed on December
              18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)    Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
              September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
              Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)   Optional Death Benefit Rider P5152 12/00. Previously filed on
              February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)  Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii) Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
              February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)   Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Death Provisions Endorsement P5221 1/03. Previously filed on February
              18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)   Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
              18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)  Rollup Death Benefit Rider P5223 1/03. Previously filed on February
              18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii) Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
              Previously filed on February 18, 2003 with Post-Effective Amendment
              No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

 (4)(b)(xiv)  Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
              2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)   Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
              February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)  Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvii) GE Life and Annuity Assurance Company Guarantee Account Rider.
              Previously filed on August 19, 2003 with Post-Effective Amendment No.
              10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
              No. 333-31172.


 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed MinimumWithdrawal Benefit for Life Rider. Filed herewith.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)              Reinsurance Agreement. Previously filed on April 30, 2004 with Post
                  Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
                  Account 4, Registration No. 333-62695.

 (8)(a)           Participation Agreement among Variable Insurance Products Fund,
                  Fidelity Distributors Corporation, and The Life Insurance Company of
                  Virginia. Previously filed on May 1, 1998 with Post-Effective
                  Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
                  Registration No. 033-76334.

    (a)(i)        Amendment to Participation Agreement Referencing Policy Form Numbers.
                  Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
                  Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
                  033-76334.

    (a)(ii)       Amendment to Participation Agreement among Variable Insurance
                  Products Fund II, Fidelity Distributors Corporation, and The Life
                  Insurance Company of Virginia. Previously filed on May 1, 1998 with
                  Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
                  Account 4, Registration No. 033-76334.


    (a)(iii) Amendment to Participation Agreement among Variable Insurance
             Products Fund, Fidelity Distributors Corporation, and The Life
             Insurance Company of Virginia. Previously filed on May 1, 1998 with
             Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.

    (a)(iv)  Amendment to Participation Agreement Variable Insurance Products
             Fund, Fidelity Distributors Corporation and GE Life and Annuity
             Assurance Company. Previously filed on June 2, 2000 with
             Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-31172.

    (b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer
             Management Corporation, and GE Life and Annuity Assurance Company.
             Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
             Form N-4 for GE Life & Annuity Separate Account, Registration
             No. 033-76334.

    (b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds,
             Oppenheimer Management Corporation, and The Life Insurance Company of
             Virginia. Previously filed on June 2, 2000 with Pre-Effective
             Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-31172.

    (c)      Participation Agreement among Variable Insurance Products Fund II,
             Fidelity Distributors Corporation and The Life Insurance Company of
             Virginia. Previously filed on May 1, 1998 with Post-Effective
             Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

    (c)(i)   Amendment to Variable Insurance Products Fund II, Fidelity
             Distributors Corporation and GE Life and Annuity Assurance Company.
             Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to
             Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-31172.

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 333-31172.

    (e)      Fund Participation Agreement between Genworth Life and Annuity
             Insurance Company and Federated Insurance Series. Filed herewith.

    (f) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
             September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (f)(i)   Amendment to Variable Insurance Products Fund III, Fidelity
             Distributors Corporation and GE Life and Annuity Assurance Company.
             Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to
             Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-31172.

    (g)      Participation Agreement between GE Investments Funds, Inc. and
             Genworth Life and Annuity Insurance Company. Previously filed on
             September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
             333-31172.

    (h)      Participation Agreement between AIM Variable Insurance Series and GE
             Life and Annuity Assurance Company. Previously filed on April 27,
             2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)   Amendment to Fund Participation Agreement between Genworth Life and
             Annuity Insurance Company and AIM Variable Insurance Funds. Filed herewith.

    (i)      Participation Agreement between Alliance Variable Products Series
             Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
             N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-31172.

    (i)(i)   Amendment to Fund Participation Agreement between Genworth Life and
             Annuity Insurance Company and AllianceBernstein Variable Products
             Series Fund, Inc. Filed herewith.

    (j)      Fund Participation Agreement between Genworth Life and Annuity
             Insurance Company and Dreyfus. Filed herewith.


    (k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust. Filed herewith.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Filed herewith.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Filed herewith.

    (s)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Prudential Series Fund. Filed herewith.

    (t)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Filed herewith.

    (u)    [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)    Participation Agreement among Scudder Variable Series II, Scudder
           Distributors, Inc., Deutsche Investment Management Americas Inc. and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and DWS Variable Series II. Filed herewith.


    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Filed herewith.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Filed herewith.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Filed herewith.

    (bb)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Filed herewith.

    (cc)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Lord Abbett Series Fund, Inc. Filed herewith.

    (dd)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Universal Institutional Funds, Inc. Filed herewith.

    (ee)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and XTF Advisors Trust. Filed herewith.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10)        Consent of KPMG LLP. Filed herewith.

(11)        Not Applicable.

(12)        Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
            Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)        Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor


Pamela S. Schutz         Chairperson of the Board, President and Chief Executive
                         Officer

Paul A. Haley            Director, Senior Vice President and Chief Actuary

William C. Goings, II(4) Director and Senior Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

Scott R. Lindquist(2)    Director and Vice President

Victor C. Moses(2)       Director and Vice President

John G. Apostle, II      Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer

Brian W. Haynes          Senior Vice President

Robert T. Methven        Senior Vice President

James H. Reinhart        Senior Vice President

Heather C. Harker        Vice President and Associate General Counsel

John A. Zelinske         Vice President and Controller

Gary T. Prizzia(1)       Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contractowners

   There were 16,289 owners of Qualified Contracts and 17,452 owners of Non-Qualified Contracts as of February 1, 2007.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life and Annuity Life Insurance Company.

   (b)


         Name                   Address            Positions and Offices with Underwriter
         ----                   -------            --------------------------------------
James J. Buddle........ 6620 W. Broad St.        Director
                        Richmond, VA 23230
Robert T. Methven...... 6610 W. Broad St.        Director, President and Chief Executive
                        Richmond, VA 23230       Officer
Geoffrey S. Stiff...... 6610 W. Broad St.        Director and Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,        Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,         Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                        Richmond, VA 23230       Officer
Ward E. Bobitz......... 6620 W. Broad Street     Vice President and Assistant Secretary
                        Richmond, VA 23230
Brenda A. Daglish...... 6604 West Broad St.      Vice President and Assistant Treasurer
                        Richmond, VA 23230
Dennis R. Vigneau...... 6610 W. Broad Street     Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
John A. Zelinske....... 6610 W. Broad St.        Vice President and Controller
                        Richmond, VA 23230
John E. Karaffa........ 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
Scott R. Lindquist..... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street     Treasurer
                        Richmond, VA 23230
Russell L. Rubino...... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.        Financial & Operations Principal
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.        Secretary
                        Richmond, VA 23230




   (c)

                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter       Commissions    on Redemption  Commissions  Compensation
    ---------------------     ---------------- -------------  -----------  ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     11%     $110.5 million


Item 30.  Location of Accounts and Records


   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 23rd day of April, 2007.



                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:           /s/  PAUL A. HALEY
                                        -----------------------------------
                                                     Paul A. Haley
                                                 Senior Vice President



                                    BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                         (Depositor)

                                    By:           /s/  PAUL A. HALEY
                                        -----------------------------------
                                                     Paul A. Haley
                                                 Senior Vice President


   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


           Name                             Title                       Date
           ----                             -----                       ----

  /s/  PAMELA S. SCHUTZ*    Chairperson of the Board, President    April 23, 2007
---------------------------   and Chief Executive Officer
     Pamela S. Schutz

/s/  WILLIAM C. GOINGS, II* Director and Senior Vice President     April 23, 2007
---------------------------
   William C. Goings, II

    /s/  PAUL A. HALEY      Director, Senior Vice President and    April 23, 2007
---------------------------   Chief Actuary
       Paul A. Haley

  /s/  SCOTT R LINDQUIST*   Director and Vice President            April 23, 2007
---------------------------
    Scott R. Lindquist

   /s/  VICTOR C. MOSES*    Director and Vice President            April 23, 2007
---------------------------
      Victor C. Moses

    /s/  LEON E. RODAY*     Director and Senior Vice President     April 23, 2007
---------------------------
       Leon E. Roday

  /s/  GEOFFREY S. STIFF*   Director and Senior Vice President     April 23, 2007
---------------------------
     Geoffrey S. Stiff

          Name                           Title                       Date
          ----                           -----                       ----

 /s/  DENNIS R. VIGNEAU* Senior Vice President and Chief        April 23, 2007
 -----------------------   Financial Officer
    Dennis R. Vigneau

 /s/  JOHN A. ZELINSKE*  Vice President and Controller          April 23, 2007
 -----------------------
    John A. Zelinske



*By:   /s/  PAUL A. HALEY    , pursuant to Power of         April 23, 2007
     ----------------------    Attorney executed on March
         Paul A. Haley         19, 2007.